UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


(SEI LOGO)
New ways.
New answers.(R)

SEI Institutional Managed Trust

Semi-Annual Report as of March 31, 2009

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Large Cap Diversified Alpha Fund

S&P 500 Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Small/Mid Cap Diversified Alpha Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

TABLE OF CONTENTS

Schedules of Investments                           1
Statements of Assets and Liabilities             152
Statements of Operations                         156
Statements of Changes in Net Assets              160
Financial Highlights                             165
Notes to Financial Statements                    170
Disclosure of Fund Expenses                      187
Board of Trustees Considerations in Approving
   the Advisory and Sub-Advisory Agreements      189

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Affiliated Partnership       18.9%
Financials                   14.7%
Energy                       14.3%
Health Care                  11.9%
Consumer Staples              8.2%
Industrials                   7.3%
Consumer Discretionary        6.7%
Telecommunication Services    6.3%
Utilities                     4.8%
Information Technology        3.2%
Materials                     2.6%
Cash Equivalent               0.8%
U.S. Treasury Obligations     0.3%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 95.5%
CONSUMER DISCRETIONARY -- 8.0%
   Aeropostale* (A)                                                                     88,100   $       2,340
   Autoliv (A)                                                                          64,700           1,202
   Barnes & Noble (A)                                                                   94,200           2,014
   Bed Bath & Beyond*                                                                      900              22
   Black & Decker                                                                        4,600             145
   Brinker International                                                               139,100           2,100
   Cablevision Systems, Cl A                                                           172,100           2,227
   Career Education* (A)                                                                35,700             855
   CBS, Cl B                                                                           243,200             934
   Coach*                                                                               87,400           1,459
   Comcast, Cl A                                                                     1,050,600          14,330
   Darden Restaurants                                                                   70,400           2,412
   DIRECTV Group* (A)                                                                   81,000           1,846
   Eastman Kodak (A)                                                                   113,600             432
   Family Dollar Stores (A)                                                             58,300           1,945
   Foot Locker (A)                                                                      71,000             744
   Gannett (A)                                                                         108,900             240
   Gap                                                                                 344,900           4,480
   Garmin (A)                                                                           47,600           1,010
   Genuine Parts                                                                        17,800             532
   Goodyear Tire & Rubber* (A)                                                          82,800             518
   Harley-Davidson (A)                                                                  63,100             845
   Harman International Industries                                                       4,500              61
   Hasbro (A)                                                                          183,500           4,600
   Home Depot (A)                                                                      453,700          10,689
   J.C. Penney                                                                          69,500           1,395
   Johnson Controls                                                                     64,600             775
   Kohl's* (A)                                                                          45,100           1,909
   Leggett & Platt (A)                                                                  62,400             811
   Lennar, Cl A (A)                                                                     17,100             128
   Liberty Global, Cl A* (A)                                                            32,100             467
   Limited Brands (A)                                                                   75,200             654
   Lowe's                                                                              230,700           4,210
   Macy's                                                                                6,400              57

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Mattel                                                                                8,500   $          98
   McDonald's                                                                           28,300           1,544
   McGraw-Hill                                                                          41,500             949
   News, Cl A (A)                                                                      329,300           2,180
   NVR* (A)                                                                                100              43
   O'Reilly Automotive* (A)                                                             17,700             620
   Pulte Homes                                                                           6,600              72
   RadioShack (A)                                                                       58,800             504
   Scripps Networks Interactive, Cl A (A)                                                5,400             122
   Sears Holdings* (A)                                                                   4,600             210
   Sherwin-Williams (A)                                                                 58,400           3,035
   Signet Jewelers                                                                       7,600              87
   Snap-On                                                                              42,600           1,069
   Stanley Works (A)                                                                   135,597           3,949
   Staples (A)                                                                           8,700             158
   Time Warner (A)                                                                     359,633           6,941
   Time Warner Cable, Cl A                                                             119,763           2,970
   TJX                                                                                  86,700           2,223
   VF                                                                                   28,100           1,605
   Walt Disney                                                                         608,600          11,052
   Whirlpool (A)                                                                        60,600           1,793
   Wyndham Worldwide                                                                     6,300              27
                                                                                                 -------------
                                                                                                       109,639
                                                                                                 -------------
CONSUMER STAPLES -- 9.8%
   Archer-Daniels-Midland                                                              327,700           9,103
   BJ's Wholesale Club* (A)                                                             35,600           1,139
   Brown-Forman, Cl B                                                                   21,350             829
   Campbell Soup                                                                       237,900           6,509
   Clorox (A)                                                                            6,900             355
   Coca-Cola                                                                            60,000           2,637
   Coca-Cola Enterprises                                                                98,700           1,302
   ConAgra Foods                                                                       450,100           7,593
   Constellation Brands, Cl A*                                                         128,600           1,530
   Corn Products International                                                          85,000           1,802
   CVS Caremark                                                                        128,700           3,538
   Dean Foods*                                                                           8,200             148
   Del Monte Foods                                                                     318,400           2,321
   Dr Pepper Snapple Group*                                                              5,000              85
   General Mills                                                                       149,200           7,442
   Herbalife                                                                           132,600           1,986
   Hershey (A)                                                                          47,300           1,644
   HJ Heinz (A)                                                                        116,500           3,851
   JM Smucker                                                                           63,900           2,382
   Kellogg                                                                              96,700           3,542
   Kimberly-Clark                                                                       77,400           3,569
   Kraft Foods, Cl A                                                                   282,860           6,305
   Kroger                                                                              322,800           6,850
   McCormick                                                                             8,100             240
   Molson Coors Brewing, Cl B                                                            6,100             209
   NBTY*                                                                                 4,200              59


     SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Pepsi Bottling Group                                                                269,300   $       5,962
   PepsiCo                                                                                 400              21
   Procter & Gamble                                                                    584,700          27,534
   Reynolds American                                                                    49,000           1,756
   Safeway (A)                                                                         275,300           5,558
   Sara Lee                                                                            301,000           2,432
   Smithfield Foods* (A)                                                                17,200             163
   SUPERVALU (A)                                                                       207,637           2,965
   SYSCO                                                                               117,800           2,686
   Tyson Foods, Cl A                                                                    95,600             898
   Walgreen                                                                             22,000             571
   Wal-Mart Stores                                                                     132,300           6,893
                                                                                                 -------------
                                                                                                       134,409
                                                                                                 -------------
ENERGY -- 17.0%
   Anadarko Petroleum                                                                   56,300           2,190
   Apache                                                                               65,100           4,172
   BJ Services                                                                          87,000             866
   Cabot Oil & Gas                                                                       5,300             125
   Chesapeake Energy (A)                                                                63,700           1,087
   Chevron (A)                                                                         794,700          53,436
   Cimarex Energy (A)                                                                   95,200           1,750
   ConocoPhillips (A)                                                                  755,386          29,581
   Devon Energy                                                                         54,300           2,427
   El Paso                                                                              25,800             161
   Encore Acquisition* (A)                                                              40,600             945
   ENSCO International (A)                                                               5,600             148
   Exterran Holdings*                                                                   32,000             513
   Exxon Mobil (A)                                                                   1,512,400         102,994
   Forest Oil* (A)                                                                       6,000              79
   Helmerich & Payne (A)                                                                 8,800             200
   Marathon Oil                                                                        414,300          10,892
   Murphy Oil                                                                           45,900           2,055
   Nabors Industries* (A)                                                              112,000           1,119
   Noble Energy                                                                          1,100              59
   Oil States International*                                                            12,500             168
   Patterson-UTI Energy (A)                                                            142,500           1,277
   Petro-Canada (A)                                                                     68,100           1,810
   PetroHawk Energy*                                                                     9,800             188
   Pioneer Natural Resources (A)                                                        26,100             430
   Pride International*                                                                 24,600             442
   Rowan                                                                                 5,800              69
   SEACOR Holdings*                                                                     24,300           1,417
   Spectra Energy                                                                       70,200             993
   St. Mary Land & Exploration (A)                                                      17,700             234
   Sunoco (A)                                                                           99,600           2,637
   Tesoro                                                                               13,700             185
   Tidewater (A)                                                                        75,100           2,788
   Unit* (A)                                                                             3,300              69
   Valero Energy                                                                       267,400           4,786
   XTO Energy                                                                           30,700             940
                                                                                                 -------------
                                                                                                       233,232
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
FINANCIALS -- 17.6%
   Aflac                                                                                96,300   $       1,864
   Alexandria Real Estate Equities+ (A)                                                  2,200              80
   Allied World Assurance Holdings                                                       1,300              49
   Allstate                                                                            293,500           5,621
   American Financial Group                                                            134,700           2,162
   Ameriprise Financial                                                                143,900           2,949
   Annaly Capital Management+ (A)                                                      124,100           1,721
   AON (A)                                                                               4,300             176
   Arch Capital Group*                                                                   7,500             404
   Arthur J. Gallagher                                                                  11,200             190
   Assurant                                                                             45,500             991
   Astoria Financial                                                                   165,900           1,525
   AvalonBay Communities+ (A)                                                            5,988             282
   Axis Capital Holdings                                                                74,700           1,684
   Bancorpsouth (A)                                                                     38,000             792
   Bank of America                                                                   2,043,969          13,940
   Bank of Hawaii (A)                                                                   19,100             630
   Bank of New York Mellon                                                             327,022           9,238
   BB&T (A)                                                                            420,000           7,106
   Boston Properties+                                                                    3,700             130
   BRE Properties, Cl A+ (A)                                                            46,400             911
   Brown & Brown (A)                                                                    76,200           1,441
   Camden Property Trust+                                                                4,300              93
   Capital One Financial (A)                                                           151,900           1,859
   Capitol Federal Financial (A)                                                        15,400             582
   CB Richard Ellis Group, Cl A* (A)                                                   171,300             690
   Chubb                                                                               232,300           9,831
   CIT Group (A)                                                                       108,400             309
   Citigroup (A)                                                                     1,116,300           2,824
   City National (A)                                                                    16,900             571
   CME Group                                                                               200              49
   Comerica                                                                            100,200           1,835
   Commerce Bancshares (A)                                                              33,950           1,232
   Credicorp                                                                            48,500           2,272
   Cullen/Frost Bankers                                                                 21,800           1,023
   Digital Realty Trust+                                                                 1,700              56
   Discover Financial Services                                                         168,600           1,064
   Duke Realty+ (A)                                                                     84,400             464
   Endurance Specialty Holdings (A)                                                    156,500           3,903
   Equity Residential+ (A)                                                              19,500             358
   Essex Property Trust+ (A)                                                             7,600             436
   Everest Re Group (A)                                                                 46,300           3,278
   Federated Investors, Cl B (A)                                                        78,500           1,747
   Fidelity National Financial, Cl A                                                     4,700              92
   First American                                                                          300               8
   First Horizon National (A)                                                          117,155           1,258
   Franklin Resources                                                                   54,100           2,914
   Fulton Financial (A)                                                                 21,000             139
   Goldman Sachs Group                                                                 121,600          12,892
   Hanover Insurance Group (A)                                                          41,500           1,196
   Hartford Financial Services Group (A)                                               178,500           1,401
   HCC Insurance Holdings                                                               50,400           1,270


     2 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   HCP+ (A)                                                                              6,500   $         116
   Health Care+ (A)                                                                      6,000             184
   Hospitality Properties Trust+ (A)                                                    87,700           1,052
   Hudson City Bancorp                                                                 376,600           4,403
   Huntington Bancshares (A)                                                           314,500             522
   Invesco                                                                               1,600              22
   Jefferies Group (A)                                                                  69,200             955
   JPMorgan Chase                                                                    1,161,100          30,862
   Keycorp (A)                                                                         139,600           1,099
   Kilroy Realty+                                                                        4,100              70
   Leucadia National (A)                                                                48,900             728
   Liberty Property Trust+ (A)                                                          58,900           1,116
   Lincoln National (A)                                                                225,267           1,507
   Loews                                                                               143,000           3,160
   M&T Bank (A)                                                                         12,200             552
   Mack-Cali Realty+                                                                     2,500              49
   Marsh & McLennan                                                                     98,500           1,995
   MBIA* (A)                                                                            24,100             110
   Mercury General                                                                      27,400             814
   MetLife                                                                              71,200           1,621
   Moody's (A)                                                                         131,500           3,014
   Morgan Stanley (A)                                                                  379,300           8,637
   New York Community Bancorp (A)                                                       50,500             564
   Northern Trust                                                                          400              24
   NYSE Euronext                                                                         2,000              36
   People's United Financial                                                            24,900             447
   Plum Creek Timber+                                                                    2,600              76
   PNC Financial Services Group                                                        156,255           4,577
   Popular (A)                                                                         111,000             242
   Principal Financial Group                                                            89,500             732
   Progressive                                                                         256,100           3,442
   Prologis+ (A)                                                                       145,900             948
   Protective Life (A)                                                                   8,800              46
   Prudential Financial                                                                 90,400           1,719
   Public Storage+ (A)                                                                  16,700             923
   Raymond James Financial (A)                                                          59,400           1,170
   Regions Financial (A)                                                               236,184           1,006
   RenaissanceRe Holdings                                                                4,100             203
   SLM* (A)                                                                             43,700             217
   StanCorp Financial Group                                                              3,300              75
   State Street                                                                         42,100           1,296
   Sunstone Hotel Investors+ (A)                                                       104,912             276
   SunTrust Banks                                                                       12,900             152
   T. Rowe Price Group (A)                                                              51,800           1,495
   TCF Financial (A)                                                                    34,000             400
   Torchmark                                                                             4,000             105
   Travelers                                                                           313,700          12,749
   UDR+ (A)                                                                            103,279             889
   Unum Group                                                                          158,300           1,979
   US Bancorp (A)                                                                      620,800           9,070
   Valley National Bancorp (A)                                                         144,269           1,785
   Vornado Realty Trust+ (A)                                                            11,228             373

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Weingarten Realty Investors+ (A)                                                      4,000   $          38
   Wells Fargo (A)                                                                   1,260,695          17,952
   WR Berkley (A)                                                                      124,100           2,798
   XL Capital, Cl A                                                                     32,400             177
   Zions Bancorporation (A)                                                             38,700             380
                                                                                                 -------------
                                                                                                       240,481
                                                                                                 -------------
HEALTH CARE -- 14.3%
   Aetna                                                                               150,900           3,671
   AmerisourceBergen                                                                   149,300           4,876
   Amgen* (A)                                                                          319,300          15,812
   Beckman Coulter                                                                         900              46
   Boston Scientific*                                                                   72,000             572
   Bristol-Myers Squibb                                                                111,000           2,433
   Cardinal Health                                                                      89,100           2,805
   Cigna                                                                               129,400           2,276
   Community Health Systems*                                                             6,700             103
   Coventry Health Care*                                                                83,000           1,074
   Covidien                                                                            128,050           4,256
   DaVita*                                                                              18,900             831
   Eli Lilly                                                                           337,900          11,289
   Endo Pharmaceuticals Holdings*                                                       87,200           1,542
   Forest Laboratories*                                                                182,800           4,014
   Hill-Rom Holdings (A)                                                                32,200             319
   HLTH* (A)                                                                            83,400             863
   Humana*                                                                              72,700           1,896
   IMS Health (A)                                                                       79,800             995
   Inverness Medical Innovations*                                                       10,500             280
   Johnson & Johnson (A)                                                               724,600          38,114
   Kinetic Concepts*                                                                    90,200           1,905
   King Pharmaceuticals* (A)                                                           471,700           3,335
   LifePoint Hospitals* (A)                                                             60,500           1,262
   McKesson                                                                             51,200           1,794
   Medtronic                                                                            50,400           1,485
   Merck (A)                                                                           461,800          12,353
   Mylan Laboratories* (A)                                                              16,600             223
   Omnicare (A)                                                                         96,500           2,363
   PerkinElmer                                                                           5,400              69
   Pfizer                                                                            2,653,000          36,134
   Quest Diagnostics                                                                    32,200           1,529
   Thermo Fisher Scientific*                                                            11,900             424
   UnitedHealth Group                                                                  276,400           5,785
   Universal Health Services, Cl B                                                      27,600           1,058
   Watson Pharmaceuticals*                                                                 400              13
   WellPoint*                                                                          228,100           8,661
   Wyeth                                                                               438,900          18,890
                                                                                                 -------------
                                                                                                       195,350
                                                                                                 -------------
INDUSTRIALS -- 8.7%
   Aecom Technology*                                                                     2,900              76
   AMR*                                                                                 32,700             104
   Avery Dennison                                                                        4,500             101


     SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Boeing                                                                               29,300   $       1,042
   Carlisle                                                                             24,900             489
   Caterpillar (A)                                                                      50,500           1,412
   Cintas                                                                                1,100              27
   Continental Airlines, Cl B* (A)                                                      33,300             294
   Con-way (A)                                                                          17,100             307
   Cooper Industries, Cl A                                                              24,200             626
   Corrections Corp of America*                                                          1,700              22
   Cummins                                                                              97,100           2,471
   Delta Air Lines* (A)                                                                134,825             759
   Dover (A)                                                                            78,100           2,060
   Dun & Bradstreet                                                                     15,200           1,170
   Eaton                                                                                63,000           2,322
   FedEx                                                                                74,500           3,314
   Gardner Denver*                                                                      78,300           1,702
   GATX (A)                                                                             34,400             696
   General Dynamics                                                                    104,100           4,330
   General Electric (A)                                                              3,792,200          38,339
   Harsco                                                                               56,700           1,257
   Hertz Global Holdings*                                                                8,900              35
   Honeywell International                                                              66,800           1,861
   Hubbell, Cl B                                                                         5,600             151
   IDEX                                                                                  6,700             146
   Illinois Tool Works                                                                  83,700           2,582
   Ingersoll-Rand, Cl A                                                                134,700           1,859
   ITT                                                                                  16,500             635
   Kansas City Southern*                                                                 9,000             114
   KBR                                                                                   2,200              30
   Kennametal                                                                           29,300             475
   L-3 Communications Holdings                                                          36,800           2,495
   Lincoln Electric Holdings (A)                                                        14,600             463
   Lockheed Martin                                                                      20,100           1,387
   Manpower                                                                             17,500             552
   Norfolk Southern (A)                                                                194,400           6,561
   Northrop Grumman                                                                    130,500           5,695
   Owens Corning* (A)                                                                   23,000             208
   Parker Hannifin                                                                      56,700           1,927
   Pentair (A)                                                                          62,000           1,344
   Pitney Bowes                                                                          8,300             194
   Quanta Services*                                                                     17,000             365
   Raytheon                                                                             46,600           1,815
   Republic Services                                                                    45,195             775
   RR Donnelley & Sons                                                                 162,900           1,194
   Ryder System                                                                         26,100             739
   Southwest Airlines                                                                  392,400           2,484
   Spirit Aerosystems Holdings, Cl A*                                                    4,200              42
   Teleflex                                                                             61,500           2,404
   Thomas & Betts*                                                                      54,400           1,361
   Timken                                                                                3,500              49
   Trinity Industries (A)                                                               36,600             334
   Tyco International                                                                  132,600           2,594
   Union Pacific                                                                        36,000           1,480
   United Technologies                                                                 152,400           6,550

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   URS*                                                                                  8,000   $         323
   Waste Management (A)                                                                214,900           5,501
                                                                                                 -------------
                                                                                                       119,644
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 3.8%
   Affiliated Computer Services, Cl A*                                                  40,500           1,940
   Amdocs*                                                                              93,000           1,722
   Anixter International* (A)                                                           42,100           1,334
   Computer Sciences*                                                                  230,200           8,481
   Compuware*                                                                          167,700           1,105
   Cree*                                                                                 2,300              54
   Dell*                                                                               190,200           1,803
   Diebold                                                                               8,800             188
   EMC*                                                                                  1,400              16
   Fidelity National Information Services                                                3,600              65
   Harris                                                                               66,000           1,910
   Hewitt Associates, Cl A*                                                             62,900           1,872
   Hewlett-Packard                                                                      48,000           1,539
   Ingram Micro, Cl A*                                                                 125,400           1,585
   Integrated Device Technology*                                                        30,000             137
   Intel (A)                                                                            84,400           1,270
   International Business Machines                                                      10,000             969
   International Rectifier*                                                              4,700              63
   Intersil, Cl A                                                                       14,300             164
   Jabil Circuit                                                                        68,600             382
   Lam Research*                                                                         1,400              32
   Lender Processing Services                                                            3,200              98
   Lexmark International, Cl A*                                                         10,400             175
   Mettler Toledo International*                                                        27,900           1,432
   Microsoft                                                                           108,000           1,984
   Molex (A)                                                                            59,000             811
   Motorola                                                                             45,000             190
   NCR*                                                                                131,000           1,042
   NeuStar, Cl A*                                                                       80,500           1,348
   QLogic* (A)                                                                          31,500             350
   SAIC*                                                                                41,200             769
   SanDisk*                                                                             16,800             213
   Seagate Technology (A)                                                              405,200           2,435
   Sun Microsystems*                                                                     3,300              24
   Symantec* (A)                                                                       530,100           7,920
   Tellabs*                                                                             13,300              61
   Texas Instruments                                                                   106,600           1,760
   Tyco Electronics                                                                      7,550              83
   Vishay Intertechnology*                                                             143,200             498
   Western Digital*                                                                    119,900           2,319
   Xerox                                                                               391,200           1,780
                                                                                                 -------------
                                                                                                        51,923
                                                                                                 -------------
MATERIALS -- 3.1%
   Alcoa (A)                                                                           268,900           1,974
   Ball                                                                                 22,800             990
   Bemis                                                                                84,000           1,761


     4 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Carpenter Technology                                                                 54,800   $         774
   Commercial Metals (A)                                                                 7,800              90
   Cytec Industries                                                                      4,000              60
   Dow Chemical (A)                                                                    364,300           3,071
   E.I. Du Pont de Nemours                                                             117,800           2,630
   Eastman Chemical (A)                                                                139,300           3,733
   FMC                                                                                   6,500             280
   Freeport-McMoRan Copper & Gold,
      Cl B                                                                              29,355           1,119
   International Paper                                                                 212,600           1,497
   Lubrizol                                                                            114,200           3,884
   Martin Marietta Materials                                                             1,000              79
   Nucor                                                                                75,700           2,889
   Packaging Corp of America                                                            26,000             338
   Pactiv*                                                                               8,900             130
   PPG Industries (A)                                                                  192,900           7,118
   Reliance Steel & Aluminum                                                             6,400             169
   Rohm & Haas                                                                           1,800             142
   RPM International                                                                    12,800             163
   Sealed Air                                                                           11,200             155
   Sigma-Aldrich                                                                         2,400              91
   Sonoco Products (A)                                                                 196,700           4,127
   Steel Dynamics (A)                                                                   20,900             184
   United States Steel (A)                                                                 200               4
   Valspar                                                                             170,600           3,407
   Vulcan Materials (A)                                                                 35,100           1,555
                                                                                                 -------------
                                                                                                        42,414
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 7.5%
   AT&T (A)                                                                          2,280,795          57,476
   CenturyTel (A)                                                                      184,400           5,185
   Embarq                                                                               43,800           1,658
   Frontier Communications                                                             299,300           2,149
   Leap Wireless International* (A)                                                     23,200             809
   Telephone & Data Systems                                                            104,200           2,763
   Verizon Communications                                                            1,088,000          32,858
   Windstream                                                                           24,126             194
                                                                                                 -------------
                                                                                                       103,092
                                                                                                 -------------
UTILITIES -- 5.7%
   AGL Resources                                                                           800              21
   Alliant Energy                                                                      163,900           4,047
   Ameren                                                                               14,500             336
   American Electric Power                                                             172,700           4,362
   American Water Works (A)                                                              5,400             104
   Aqua America                                                                          8,700             174
   Atmos Energy                                                                          5,400             125
   CMS Energy (A)                                                                       91,693           1,086
   Consolidated Edison (A)                                                               9,300             368
   Dominion Resources                                                                   88,000           2,727
   DTE Energy                                                                          219,400           6,077

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Duke Energy                                                                           7,248   $         104
   Edison International                                                                116,100           3,345
   Energy                                                                              206,700           1,941
   Entergy                                                                              58,200           3,963
   Exelon                                                                               64,200           2,914
   FirstEnergy (A)                                                                     114,100           4,404
   FPL Group                                                                            57,600           2,922
   Hawaiian Electric Industries (A)                                                     80,800           1,110
   Integrys Energy Group                                                                30,500             794
   MDU Resources Group                                                                 191,200           3,086
   Mirant* (A)                                                                          97,900           1,116
   National Fuel Gas (A)                                                                22,800             699
   NiSource (A)                                                                        149,600           1,466
   NSTAR (A)                                                                            33,900           1,081
   OGE Energy                                                                            7,500             179
   Oneok                                                                                67,100           1,519
   Pepco Holdings                                                                      144,600           1,805
   PG&E (A)                                                                            178,100           6,807
   Pinnacle West Capital (A)                                                           126,000           3,346
   Progress Energy                                                                      13,600             493
   Public Service Enterprise Group (A)                                                 105,800           3,118
   Questar                                                                               1,600              47
   Reliant Energy*                                                                      15,900              51
   SCANA                                                                                 6,800             210
   Sempra Energy (A)                                                                   172,227           7,964
   Southern                                                                             49,500           1,516
   TECO Energy (A)                                                                      76,100             849
   UGI                                                                                  38,600             911
   Vectren                                                                               6,000             127
   Wisconsin Energy                                                                      7,100             292
   Xcel Energy                                                                           2,000              37
                                                                                                 -------------
                                                                                                        77,643
                                                                                                 -------------
Total Common Stock
   (Cost $1,733,642) ($ Thousands)                                                                   1,307,827
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 22.6%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (B)                                                               316,022,202         309,081
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $316,022) ($ Thousands)                                                                       309,081
                                                                                                 -------------
CASH EQUIVALENT -- 1.0%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                              13,031,766          13,032
                                                                                                 -------------
Total Cash Equivalent
   (Cost $13,032) ($ Thousands)                                                                         13,032
                                                                                                 -------------


     SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills
      0.117%, 06/11/09 (C) (D)                                                   $       5,650   $       5,648
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $5,648) ($ Thousands)                                                                           5,648
                                                                                                 -------------
Total Investments -- 119.5%
   (Cost $2,068,344) ($ Thousands)                                                               $   1,635,588
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                            NUMBER OF                   UNREALIZED
TYPE OF                     CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
--------                  ------------   ----------   -------------
S&P 500 Composite Index        42         Jun-2009         $453
                                                           ====

Percentages are based on Net Assets of $1,368,305 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $311,420 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan (see Note 7). The total market value of such securities as of March 31, 2009 was $309,081 ($ Thousands).

(C) Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)  The rate reported is the effective yield at the time of purchase.

Cl -- Class

L.P. -- Limited Partnership

The accompanying notes are an integral part of the financial statements.


     6 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Large Cap Growth Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Information Technology       24.2%
Affiliated Partnership       16.6%
Health Care                  13.3%
Consumer Staples             11.0%
Industrials                   8.0%
Consumer Discretionary        7.5%
Energy                        6.2%
Cash Equivalents              4.5%
Financials                    3.7%
Materials                     2.6%
Telecommunication Services    1.4%
Utilities                     0.8%
U.S. Treasury Obligations     0.2%
Exchange Traded Fund          0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 94.4%
CONSUMER DISCRETIONARY -- 9.1%
   Advance Auto Parts                                                                   13,500   $         555
   Amazon.com* (A)                                                                      84,700           6,221
   Apollo Group, Cl A* (A)                                                              36,400           2,851
   Autozone*                                                                             1,869             304
   Bed Bath & Beyond*                                                                    4,600             114
   Best Buy (A)                                                                         54,580           2,072
   Big Lots*                                                                            17,500             363
   Brinker International                                                                17,800             269
   Brink's Home Security Holdings* (A)                                                  11,400             258
   Cabela's*                                                                            11,700             107
   Carnival                                                                              2,200              47
   Chipotle Mexican Grill, Cl A* (A)                                                     8,100             538
   Coach*                                                                              243,063           4,059
   Comcast, Cl A                                                                       347,470           4,740
   Core-Mark Holding*                                                                    3,100              56
   Darden Restaurants                                                                   14,100             483
   DIRECTV Group* (A)                                                                  102,100           2,327
   DISH Network, Cl A*                                                                 154,100           1,712
   Dollar Tree*                                                                         11,800             526
   DreamWorks Animation SKG, Cl A*                                                      46,500           1,006
   Family Dollar Stores                                                                  5,600             187
   Fortune Brands                                                                       94,785           2,327
   Gap (A)                                                                              68,900             895
   Garmin                                                                                4,400              93
   Grand Canyon Education* (A)                                                          11,800             204
   H&R Block                                                                           194,900           3,545
   Harley-Davidson                                                                       7,400              99
   Harman International Industries                                                       5,500              74
   Hasbro                                                                               27,800             697
   Hillenbrand                                                                          22,200             355
   International Game Technology                                                       191,600           1,767
   ITT Educational Services*                                                             5,900             716
   John Wiley & Sons, Cl A                                                               9,100             271
   Johnson Controls (A)                                                                 11,200             134

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Kohl's*                                                                              31,000   $       1,312
   Leggett & Platt (A)                                                                  71,800             933
   Liberty Global, Cl A*                                                                 4,082              59
   Liberty Media - Entertainment, Cl A*                                                 84,400           1,684
   Limited Brands                                                                      107,700             937
   Lowe's                                                                              370,606           6,764
   Marriott International, Cl A (A)                                                    236,870           3,875
   McDonald's                                                                          377,740          20,613
   McGraw-Hill                                                                          20,100             460
   Monro Muffler                                                                         9,700             265
   Newell Rubbermaid                                                                    97,560             622
   Nike, Cl B (A)                                                                      271,300          12,721
   O'Reilly Automotive*                                                                  2,700              94
   Overstock.com* (A)                                                                    8,000              73
   Panera Bread, Cl A* (A)                                                              46,200           2,583
   PetMed Express* (A)                                                                  23,200             382
   PetSmart                                                                             54,400           1,140
   Phillips-Van Heusen                                                                   5,900             134
   Polo Ralph Lauren                                                                    27,500           1,162
   priceline.com* (A)                                                                   10,600             835
   Pulte Homes                                                                           5,000              55
   Ross Stores (A)                                                                     118,700           4,259
   Scientific Games, Cl A*                                                              30,000             363
   Sherwin-Williams                                                                     11,400             592
   Smith & Wesson Holding*                                                              78,700             474
   Staples (A)                                                                         474,100           8,586
   Starbucks*                                                                           21,000             233
   Starwood Hotels & Resorts
      Worldwide (A)                                                                    150,860           1,916
   Strayer Education                                                                     4,000             720
   Target (A)                                                                          302,594          10,406
   Tiffany                                                                              13,500             291
   Time Warner Cable, Cl A (A)                                                          26,500             657
   Titan International                                                                  26,125             131
   TJX (A)                                                                              84,900           2,177
   Tractor Supply* (A)                                                                  18,700             674
   Urban Outfitters*                                                                     6,700             110
   Viacom, Cl B* (A)                                                                   128,103           2,226
   WABCO Holdings                                                                        1,333              17
   Walt Disney                                                                          42,100             765
   Weight Watchers International (A)                                                   214,700           3,983
   Yum! Brands                                                                         179,204           4,925
                                                                                                 -------------
                                                                                                       140,180
                                                                                                 -------------
CONSUMER STAPLES -- 13.1%
   Altria Group                                                                        249,240           3,993
   Avon Products (A)                                                                   199,102           3,829
   Brown-Forman, Cl B                                                                   51,650           2,005
   Campbell Soup                                                                        92,300           2,525
   Church & Dwight                                                                      14,900             778
   Clorox (A)                                                                           24,000           1,236
   Coca-Cola (A)                                                                       577,376          25,376
   Colgate-Palmolive                                                                   199,867          11,788


     SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Costco Wholesale (A)                                                                299,750   $      13,885
   CVS Caremark                                                                        394,631          10,849
   Dean Foods*                                                                           4,600              83
   Energizer Holdings*                                                                   2,100             104
   Estee Lauder, Cl A                                                                   34,500             850
   General Mills                                                                        52,100           2,599
   Hansen Natural*                                                                       1,800              65
   Hershey                                                                              36,800           1,279
   HJ Heinz (A)                                                                        109,000           3,603
   JM Smucker                                                                           17,100             637
   Kellogg                                                                              82,000           3,004
   Kimberly-Clark                                                                       57,602           2,656
   Kraft Foods, Cl A                                                                    91,020           2,029
   Kroger                                                                              163,300           3,465
   Lorillard                                                                             4,900             303
   McCormick                                                                            14,900             441
   NBTY*                                                                                 4,700              66
   PepsiCo (A)                                                                         600,790          30,929
   Philip Morris International                                                         264,340           9,405
   Procter & Gamble                                                                    610,868          28,766
   Reynolds American (A)                                                                17,200             616
   SYSCO                                                                                80,300           1,831
   Tyson Foods, Cl A                                                                    18,000             169
   Walgreen                                                                            361,685           9,389
   Wal-Mart Stores                                                                     478,701          24,940
                                                                                                 -------------
                                                                                                       203,493
                                                                                                 -------------
ENERGY -- 7.4%
   Arch Coal                                                                            14,800             198
   Baker Hughes                                                                         18,333             523
   Cabot Oil & Gas                                                                       2,300              54
   Cameron International*                                                              222,252           4,874
   Chesapeake Energy                                                                    13,100             223
   Consol Energy                                                                         7,600             192
   Denbury Resources*                                                                   10,600             158
   Devon Energy                                                                         63,200           2,824
   Diamond Offshore Drilling (A)                                                        32,400           2,037
   Dresser-Rand Group*                                                                  35,600             787
   Encore Acquisition*                                                                   7,000             163
   ENSCO International (A)                                                              44,500           1,175
   EOG Resources (A)                                                                   114,700           6,281
   Exxon Mobil                                                                         113,700           7,743
   FMC Technologies*                                                                    10,200             320
   Frontier Oil                                                                          5,500              70
   Frontline                                                                            38,000             661
   Halliburton                                                                         706,910          10,936
   Hess (A)                                                                            104,790           5,680
   Holly                                                                                 2,700              57
   Mariner Energy*                                                                       1,600              12
   Massey Energy                                                                        40,100             406
   Matrix Service*                                                                      18,900             155
   Murphy Oil                                                                           33,000           1,477
   Nabors Industries*                                                                   26,300             263

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   National Oilwell Varco*                                                              33,629   $         966
   Noble                                                                                 8,100             195
   Occidental Petroleum (A)                                                            205,700          11,447
   Oceaneering International*                                                            3,200             118
   Oil States International*                                                            17,300             232
   Patterson-UTI Energy                                                                 36,200             324
   Peabody Energy (A)                                                                   90,600           2,269
   PetroHawk Energy*                                                                    50,900             979
   Plains Exploration & Production*                                                     84,200           1,451
   Pride International*                                                                 24,200             435
   Schlumberger (A)                                                                    610,768          24,809
   SEACOR Holdings* (A)                                                                  4,800             280
   Smith International                                                                  28,100             604
   Southwestern Energy*                                                                 76,600           2,274
   St. Mary Land & Exploration                                                           8,200             108
   Suncor Energy                                                                       182,858           4,061
   Superior Energy Services*                                                            21,000             271
   Targa Resources Partners (A)                                                          5,000              45
   Tesoro (A)                                                                           67,900             915
   Transocean*                                                                          70,600           4,154
   Ultra Petroleum*                                                                     41,100           1,475
   Unit*                                                                                16,200             339
   Weatherford International*                                                          351,772           3,894
   Whiting Petroleum*                                                                   24,200             626
   Willbros Group*                                                                      16,600             161
   Williams                                                                             88,600           1,008
   XTO Energy                                                                          120,900           3,702
                                                                                                 -------------
                                                                                                       114,411
                                                                                                 -------------
FINANCIALS -- 4.4%
   Affiliated Managers Group*                                                            1,900              79
   Aflac                                                                               139,134           2,694
   American Express                                                                    225,646           3,076
   Apartment Investment & Management,
      Cl A+ (A)                                                                         51,400             281
   Axis Capital Holdings                                                                22,300             503
   Bank of New York Mellon                                                             316,400           8,938
   BlackRock                                                                               400              52
   Brown & Brown                                                                        12,700             240
   Camden Property Trust+                                                                6,800             147
   Capitol Federal Financial                                                             4,300             163
   Charles Schwab (A)                                                                  920,786          14,272
   CME Group                                                                            60,415          14,886
   Digital Realty Trust+                                                                 6,900             229
   Eaton Vance                                                                           7,000             160
   Essex Property Trust+                                                                 2,000             115
   Forest City Enterprises, Cl A (A)                                                    14,000              50
   Franklin Resources                                                                    1,600              86
   Goldman Sachs Group                                                                   5,031             534
   Hudson City Bancorp                                                                  42,900             501
   IntercontinentalExchange*                                                           144,600          10,768
   JPMorgan Chase                                                                       42,410           1,127
   Lazard, Cl A                                                                          2,800              83


     8 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Morgan Stanley                                                                       38,572   $         878
   Northern Trust                                                                       10,918             653
   NYSE Euronext                                                                       120,700           2,161
   Plum Creek Timber+                                                                    2,200              64
   Prudential Financial                                                                 14,700             279
   Simon Property Group+ (A)                                                            33,472           1,159
   SLM*                                                                                 90,700             449
   St. Joe*                                                                             25,900             434
   State Street                                                                         23,200             714
   T. Rowe Price Group                                                                   7,224             209
   TD Ameritrade Holding*                                                                1,300              18
   Transatlantic Holdings                                                                2,700              96
   Wells Fargo                                                                         160,700           2,288
   World Acceptance*                                                                     9,200             157
                                                                                                 -------------
                                                                                                        68,543
                                                                                                 -------------
HEALTH CARE -- 16.0%
   Abbott Laboratories                                                                 482,816          23,030
   Aetna                                                                               182,800           4,448
   Allergan                                                                            505,300          24,133
   American Medical Systems Holdings*                                                   85,500             953
   Amylin Pharmaceuticals* (A)                                                         167,919           1,973
   Baxter International                                                                252,496          12,933
   Beckman Coulter                                                                       1,900              97
   Becton Dickinson                                                                     47,325           3,182
   Biogen Idec* (A)                                                                     57,200           2,998
   Boston Scientific*                                                                    9,500              76
   Bristol-Myers Squibb                                                                245,400           5,379
   C.R. Bard                                                                            38,920           3,103
   Cantel Medical*                                                                       5,700              73
   Cardinal Health                                                                      13,288             418
   Celgene*                                                                             41,560           1,845
   Cephalon* (A)                                                                        30,300           2,064
   Cerner*                                                                               2,200              97
   Charles River Laboratories International*                                               500              13
   Community Health Systems*                                                             5,600              86
   Computer Programs & Systems (A)                                                       3,200             106
   Covance*                                                                             18,800             670
   Coventry Health Care*                                                                68,100             881
   DaVita*                                                                              23,600           1,037
   Dentsply International                                                               19,700             529
   Edwards Lifesciences*                                                                29,400           1,783
   Eli Lilly                                                                            60,258           2,013
   Endo Pharmaceuticals Holdings*                                                        4,000              71
   Enzon Pharmaceuticals* (A)                                                           34,300             208
   Express Scripts* (A)                                                                 75,280           3,476
   Forest Laboratories*                                                                 70,300           1,544
   Gen-Probe*                                                                           35,000           1,595
   Genzyme*                                                                              4,800             285
   Gilead Sciences* (A)                                                                527,425          24,430
   Hill-Rom Holdings                                                                     7,400              73
   HLTH*                                                                                14,000             145
   Humana*                                                                              37,100             968

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Idexx Laboratories*                                                                   3,600   $         124
   Illumina*                                                                            15,600             581
   Immucor*                                                                              6,900             174
   IMS Health                                                                           27,100             338
   Intuitive Surgical* (A)                                                              25,700           2,451
   Invacare                                                                             30,800             494
   Inverness Medical Innovations*                                                        9,000             240
   Johnson & Johnson (A)                                                               293,491          15,438
   Kindred Healthcare*                                                                   6,100              91
   Kinetic Concepts*                                                                    30,800             650
   Laboratory Corp of America Holdings*                                                    500              29
   Lincare Holdings*                                                                    12,500             272
   Martek Biosciences (A)                                                                9,400             172
   Masimo*                                                                              17,300             501
   McKesson                                                                              3,112             109
   Medco Health Solutions*                                                             312,982          12,939
   Medtronic                                                                           350,100          10,317
   Merck (A)                                                                           283,717           7,589
   Noven Pharmaceuticals*                                                               16,500             156
   Novo Nordisk ADR (A)                                                                120,600           5,786
   Omnicare                                                                              3,200              78
   PerkinElmer                                                                          25,500             326
   Pharmaceutical Product Development                                                   17,100             405
   Quest Diagnostics                                                                    83,900           3,984
   Resmed*                                                                              25,500             901
   Schering-Plough                                                                     633,097          14,910
   St. Jude Medical* (A)                                                               169,327           6,152
   STERIS                                                                               23,700             552
   Stryker (A)                                                                         183,500           6,246
   Synovis Life Technologies*                                                            9,400             130
   Techne                                                                                7,900             432
   Teva Pharmaceutical Industries ADR                                                   83,989           3,784
   Thermo Fisher Scientific*                                                           142,829           5,095
   UnitedHealth Group                                                                  364,700           7,633
   Varian Medical Systems*                                                              38,000           1,157
   VCA Antech*                                                                           6,200             140
   Vertex Pharmaceuticals*                                                              16,200             466
   Viropharma* (A)                                                                       7,800              41
   Vnus Medical Technologies*                                                            3,100              66
   Warner Chilcott, Cl A* (A)                                                          104,600           1,100
   Waters*                                                                               1,600              59
   Watson Pharmaceuticals*                                                               2,200              69
   WellPoint*                                                                           10,900             414
   Zimmer Holdings*                                                                    214,907           7,844
                                                                                                 -------------
                                                                                                       247,150
                                                                                                 -------------
INDUSTRIALS -- 9.7%
   3M                                                                                   96,726           4,809
   ABB ADR                                                                             133,710           1,864
   AGCO* (A)                                                                            15,700             308
   Allegiant Travel* (A)                                                                34,900           1,587
   Alliant Techsystems*                                                                  2,100             141
   American Science & Engineering                                                       11,600             647


     SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Ametek                                                                                6,200   $         194
   AMR*                                                                                 41,100             131
   Beacon Roofing Supply*                                                               32,800             439
   Boeing                                                                              197,816           7,038
   Brink's                                                                               3,200              85
   Bucyrus International, Cl A                                                           8,800             134
   Burlington Northern Santa Fe (A)                                                    115,162           6,927
   C.H. Robinson Worldwide                                                              21,966           1,002
   Carlisle                                                                              3,400              67
   Caterpillar (A)                                                                     223,800           6,257
   Columbus McKinnon*                                                                   11,600             101
   Con-way                                                                               5,400              97
   Cooper Industries, Cl A                                                              20,000             517
   Copart*                                                                               2,500              74
   Corporate Executive Board                                                             1,900              28
   Corrections Corp of America*                                                          1,300              17
   CSX                                                                                 148,200           3,831
   Cummins                                                                              39,900           1,015
   Danaher (A)                                                                          50,810           2,755
   Deere (A)                                                                            15,900             523
   Delta Air Lines*                                                                     20,100             113
   Donaldson                                                                             1,100              29
   Dover                                                                               114,500           3,020
   Dun & Bradstreet                                                                     16,400           1,263
   Emerson Electric                                                                    230,808           6,597
   EnPro Industries*                                                                    15,800             270
   Expeditors International of
      Washington (A)                                                                   244,100           6,906
   Fastenal                                                                             60,100           1,932
   First Solar*                                                                          8,800           1,168
   Flowserve                                                                             8,000             449
   Fluor (A)                                                                           268,500           9,277
   Foster Wheeler*                                                                     111,100           1,941
   FTI Consulting*                                                                       1,600              79
   GATX                                                                                  3,000              61
   General Cable*                                                                       14,000             277
   Graco                                                                                44,300             756
   Harsco                                                                                1,200              27
   Honeywell International                                                              70,000           1,950
   Hubbell, Cl B                                                                        11,500             310
   IDEX                                                                                 48,500           1,061
   Illinois Tool Works                                                                  11,700             361
   Ingersoll-Rand, Cl A                                                                  3,700              51
   ITT                                                                                  52,900           2,035
   Jacobs Engineering Group* (A)                                                        52,000           2,010
   JB Hunt Transport Services                                                           47,000           1,133
   Kansas City Southern*                                                                45,900             583
   KBR                                                                                  43,600             602
   Kennametal                                                                           11,900             193
   Kirby*                                                                                5,900             157
   L-3 Communications Holdings                                                          11,600             787
   Landstar System                                                                      24,600             823
   Lincoln Electric Holdings                                                            23,200             735

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Lockheed Martin                                                                      71,215   $       4,916
   Manpower                                                                              1,200              38
   McDermott International*                                                             20,600             276
   MSC Industrial Direct, Cl A                                                          32,600           1,013
   Norfolk Southern (A)                                                                127,600           4,307
   Northrop Grumman                                                                     41,048           1,791
   PACCAR                                                                                3,250              84
   Pall                                                                                 18,100             370
   Parker Hannifin                                                                         900              31
   Pitney Bowes                                                                         24,900             581
   Polypore International*                                                               8,400              34
   Precision Castparts                                                                  24,914           1,492
   Quanta Services*                                                                    195,600           4,196
   Raytheon                                                                             55,500           2,161
   Republic Services                                                                    23,200             398
   Robert Half International                                                             7,200             128
   Roper Industries                                                                      9,100             386
   Ryder System                                                                         53,600           1,517
   Shaw Group*                                                                         134,200           3,678
   Stericycle*                                                                          11,190             534
   Sunpower, Cl A*                                                                      15,100             359
   Thomas & Betts*                                                                      56,300           1,409
   Toro                                                                                  3,300              80
   Union Pacific                                                                       145,800           5,994
   United Parcel Service, Cl B (A)                                                     272,775          13,426
   United Technologies                                                                 131,095           5,635
   URS*                                                                                  5,200             210
   UTI Worldwide                                                                         8,300              99
   Valmont Industries                                                                      800              40
   Walter Industries                                                                    14,300             327
   Waste Management                                                                     95,400           2,442
   WESCO International*                                                                 88,200           1,598
   WW Grainger                                                                          32,900           2,309
                                                                                                 -------------
                                                                                                       149,403
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 29.0%+++
   Accenture, Cl A                                                                     140,400           3,860
   Activision Blizzard* (A)                                                            615,651           6,440
   Acxiom                                                                               32,000             237
   Adobe Systems*                                                                       28,000             599
   Affiliated Computer Services, Cl A*                                                   7,700             369
   Agilent Technologies*                                                                12,300             189
   Alliance Data Systems*                                                               19,600             724
   Altera                                                                              113,100           1,985
   Amdocs*                                                                              19,200             356
   Amphenol, Cl A                                                                       18,800             535
   Analog Devices (A)                                                                  108,400           2,089
   Ansys*                                                                                6,600             166
   Apple* (A)                                                                          389,692          40,964
   Applied Materials                                                                    13,705             147
   Arris Group*                                                                         39,500             291
   Automatic Data Processing                                                            79,200           2,785
   Avnet*                                                                               13,400             235


    10 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   BigBand Networks*                                                                    11,700   $          77
   BMC Software*                                                                         4,300             142
   Broadcom, Cl A*                                                                      47,600             951
   Cisco Systems* (A)                                                                1,807,226          30,307
   Citrix Systems*                                                                       3,600              81
   Cognizant Technology Solutions, Cl A*                                                 9,300             193
   CommScope*                                                                           24,900             283
   Compuware*                                                                           79,700             525
   Corning (A)                                                                          93,900           1,246
   Cree*                                                                                 3,400              80
   Cypress Semiconductor*                                                               15,100             102
   Daktronics (A)                                                                       42,500             278
   Dell*                                                                               664,060           6,295
   Diebold                                                                              36,200             773
   Dolby Laboratories, Cl A*                                                             2,000              68
   DST Systems*                                                                         28,500             987
   Earthlink* (A)                                                                       83,000             545
   eBay*                                                                                65,400             821
   Electronic Arts* (A)                                                                266,774           4,853
   EMC* (A)                                                                            712,200           8,119
   Equinix*                                                                              3,100             174
   F5 Networks*                                                                         92,100           1,930
   Factset Research Systems                                                              5,200             260
   Fidelity National Information Services                                                5,600             102
   Flir Systems*                                                                         3,700              76
   Global Payments                                                                      16,300             545
   Google, Cl A* (A)                                                                   115,736          40,283
   Harris                                                                                6,300             182
   Hewitt Associates, Cl A*                                                             73,400           2,184
   Hewlett-Packard                                                                     679,700          21,791
   Integrated Device Technology*                                                        60,800             277
   Intel (A)                                                                           778,587          11,718
   InterDigital* (A)                                                                    17,400             449
   International Business Machines                                                     270,489          26,208
   Intersil, Cl A                                                                        6,200              71
   Intuit* (A)                                                                         417,900          11,283
   Itron*                                                                               10,700             507
   j2 Global Communications*                                                             2,400              53
   Jabil Circuit                                                                        48,700             271
   Juniper Networks* (A)                                                               324,700           4,890
   Lam Research*                                                                         3,100              70
   Linear Technology (A)                                                               249,263           5,728
   Manhattan Associates*                                                                12,300             213
   Marvell Technology Group*                                                            43,100             395
   Mastercard, Cl A (A)                                                                 67,000          11,221
   McAfee* (A)                                                                          36,100           1,209
   Metavante Technologies*                                                              47,500             948
   Microchip Technology                                                                 40,900             867
   Microsoft                                                                         2,198,514          40,387
   Molex                                                                                25,200             346
   National Instruments                                                                 32,100             599
   National Semiconductor                                                               95,200             978
   NCR*                                                                                 71,400             568
   NetApp*                                                                              16,300             242

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Netscout Systems*                                                                     4,500   $          32
   Nokia ADR                                                                           322,100           3,759
   Novell*                                                                              12,900              55
   NVE*                                                                                  1,400              40
   Nvidia*                                                                               7,400              73
   ON Semiconductor*                                                                    16,100              63
   Oracle                                                                              679,775          12,283
   Paychex                                                                             148,000           3,799
   QLogic*                                                                              34,300             381
   Qualcomm                                                                          1,094,013          42,568
   Rambus*                                                                               9,200              87
   Red Hat* (A)                                                                         90,000           1,606
   Research In Motion* (A)                                                             273,364          11,774
   RightNow Technologies*                                                               15,400             116
   SAIC*                                                                                 5,100              95
   Salesforce.com*                                                                       1,300              42
   SanDisk*                                                                             25,100             318
   Silicon Laboratories* (A)                                                            36,400             961
   Sohu.com*                                                                             9,500             393
   SPSS*                                                                                 9,600             273
   Symantec* (A)                                                                        36,200             541
   Synaptics* (A)                                                                       66,300           1,774
   Teradata* (A)                                                                       353,300           5,731
   Texas Instruments                                                                   154,315           2,548
   Trimble Navigation*                                                                  37,500             573
   Varian Semiconductor Equipment
      Associates*                                                                        7,900             171
   VeriSign* (A)                                                                       459,800           8,676
   Visa, Cl A (A)                                                                      515,361          28,654
   VMware, Cl A*                                                                        16,000             378
   Western Digital*                                                                      7,100             137
   Western Union                                                                       653,690           8,217
   Xilinx                                                                              140,300           2,688
   Yahoo!* (A)                                                                         351,600           4,504
   Zebra Technologies, Cl A*                                                             4,600              88
                                                                                                 -------------
                                                                                                       449,120
                                                                                                 -------------
MATERIALS -- 3.1%
   Air Products & Chemicals                                                              8,400             472
   Airgas                                                                                6,900             233
   AK Steel Holding                                                                     18,800             134
   Alcoa                                                                                19,600             144
   Alpha Natural Resources*                                                             41,500             737
   Ashland                                                                             156,100           1,613
   Ball                                                                                  6,000             260
   Carpenter Technology                                                                 12,400             175
   Celanese, Ser A                                                                       3,400              45
   Cliffs Natural Resources                                                             35,700             648
   Compass Minerals International (A)                                                    2,800             158
   Crown Holdings*                                                                      23,400             532
   Dow Chemical                                                                         38,000             320
   Eagle Materials (A)                                                                   6,800             165
   Ecolab                                                                                5,500             191


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 11

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   FMC                                                                                   5,100   $         220
   International Flavors & Fragrances                                                    2,500              76
   Martin Marietta Materials                                                             2,200             174
   Monsanto                                                                            189,314          15,732
   Mosaic (A)                                                                           26,600           1,117
   Nalco Holding (A)                                                                   158,000           2,065
   NewMarket                                                                             5,000             221
   Newmont Mining                                                                       44,300           1,983
   Packaging Corp of America                                                             5,300              69
   PPG Industries                                                                       12,400             458
   Praxair                                                                             192,126          12,928
   Rohm & Haas                                                                           3,600             284
   Sigma-Aldrich                                                                         5,400             204
   Southern Copper                                                                       4,400              77
   Steel Dynamics (A)                                                                   64,100             565
   Syngenta ADR                                                                        132,400           5,311
   Terra Industries                                                                     14,900             419
   Titanium Metals (A)                                                                  60,000             328
   United States Steel                                                                  19,800             418
                                                                                                 -------------
                                                                                                        48,476
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 1.7%
   American Tower, Cl A*                                                               245,660           7,475
   Crown Castle International* (A)                                                     666,407          13,601
   Embarq                                                                               30,500           1,154
   Frontier Communications                                                              57,100             410
   iPCS*                                                                                 4,900              48
   Leap Wireless International*                                                          2,400              84
   MetroPCS Communications* (A)                                                         26,200             447
   NII Holdings*                                                                        56,900             854
   NTELOS Holdings                                                                      17,700             321
   SBA Communications, Cl A*                                                             7,500             175
   Telephone & Data Systems                                                              3,100              82
   USA Mobility                                                                         10,300              95
   Windstream (A)                                                                      164,600           1,327
                                                                                                 -------------
                                                                                                        26,073
                                                                                                 -------------
UTILITIES -- 0.9%
   AES* (A)                                                                            256,300           1,489
   Calpine*                                                                             32,900             224
   Entergy                                                                              25,200           1,716
   Exelon                                                                               42,300           1,920
   Mirant* (A)                                                                         125,000           1,425
   NRG Energy*                                                                          88,200           1,552
   PPL                                                                                 107,100           3,075
   Public Service Enterprise Group                                                      97,400           2,870
   Questar                                                                                 700              21
                                                                                                 -------------
                                                                                                        14,292
                                                                                                 -------------
Total Common Stock
   (Cost $1,668,602) ($ Thousands)                                                                   1,461,141
                                                                                                 -------------

                                                                                  Shares/Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
EXCHANGE TRADED FUND -- 0.0%
   iShares Russell 1000 Growth
      Index Fund                                                                        12,000   $         421
                                                                                                 -------------
Total Exchange Traded Fund
   (Cost $415) ($ Thousands)                                                                               421
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 19.9%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (B)                                                               314,004,925         308,498
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $314,005) ($ Thousands)                                                                       308,498
                                                                                                 -------------
CASH EQUIVALENTS -- 5.5%
   Merrill Lynch EBP Master,
      0.020%**                                                                       6,140,465           6,141
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                              78,452,281          78,452
                                                                                                 -------------
Total Cash Equivalents
   (Cost $84,593) ($ Thousands)                                                                         84,593
                                                                                                 -------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills
         0.280%, 06/11/09 (C) (D)                                                $       4,500           4,499
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $4,497) ($ Thousands)                                                                           4,499
                                                                                                 -------------
Total Investments -- 120.1%
   (Cost $2,072,112) ($ Thousands)                                                               $   1,859,152
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                NUMBER OF                   UNREALIZED
TYPE OF                         CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                      LONG (SHORT)      DATE      ($ THOUSANDS)
--------                      ------------   ----------   -------------
S&P 500 Composite Index           147         Jun-2009        $1,441
                                                              ======


    12 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Description

Percentages are based on Net Assets of $1,547,927 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

+++ Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $308,667 ($ Thousands).

(B) This security was purchased with cash collateral received from securities lending. The total value of such securities as of March 31, 2009 was $308,498 ($ Thousands).

(C) Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)  The rate reported is the effective yield at the time of purchase.

ADR -- American Depositary Receipt

Cl -- Class

L.P. -- Limited Partnership

Ser -- Series

The accompanying notes are an integral part of the financial statements.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 13

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Information Technology       16.2%
Affiliated Partnership       14.4%
Health Care                  13.6%
Financials                   10.8%
Energy                        9.7%
Consumer Staples              8.7%
Consumer Discretionary        7.7%
Industrials                   6.7%
Telecommunication Services    3.5%
Utilities                     3.2%
Cash Equivalents              2.5%
Materials                     2.4%
U.S. Treasury Obligations     0.6%
Rights                        0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 96.3%
CONSUMER DISCRETIONARY -- 9.0%
   Abercrombie & Fitch, Cl A                                                             1,426   $          34
   Advance Auto Parts                                                                    1,200              49
   Aeropostale*                                                                         31,000             823
   Amazon.com* (A)                                                                      70,200           5,155
   American Eagle Outfitters                                                             3,150              39
   American Greetings, Cl A (A)                                                         16,700              84
   Apollo Group, Cl A* (A)                                                              21,925           1,717
   Ascent Media, Cl A*                                                                     234               6
   Autoliv (A)                                                                          22,650             420
   Autonation* (A)                                                                       4,100              57
   Autozone* (A)                                                                         4,119             670
   Barnes & Noble (A)                                                                   21,250             454
   Bed Bath & Beyond* (A)                                                                4,400             109
   Best Buy (A)                                                                         45,530           1,728
   Big Lots* (A)                                                                         1,557              32
   Black & Decker                                                                        2,000              63
   Blyth                                                                                 8,500             222
   BorgWarner (A)                                                                        2,300              47
   Brinker International                                                                 3,400              51
   Brink's Home Security Holdings*                                                         650              15
   Cablevision Systems, Cl A                                                             6,700              87
   Career Education*                                                                     4,600             110
   Carmax* (A)                                                                           6,383              79
   Carnival                                                                              9,000             194
   Cavco Industries*                                                                       130               3
   CBS, Cl B                                                                            95,200             366
   Chipotle Mexican Grill, Cl A* (A)                                                       800              53
   Coach* (A)                                                                          170,610           2,849
   Comcast, Cl A                                                                       416,440           5,680
   Core-Mark Holding*                                                                    2,500              46
   Darden Restaurants                                                                    3,127             107
   DeVry                                                                                 1,021              49
   Dick's Sporting Goods*                                                                3,700              53
   DIRECTV Group*                                                                       41,065             936

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Discovery Communications, Cl C* (A)                                                   5,040   $          74
   DISH Network, Cl A*                                                                  32,649             363
   Dollar Tree*                                                                            829              37
   DR Horton                                                                             6,500              63
   Eastman Kodak (A)                                                                   455,100           1,729
   Ethan Allen Interiors (A)                                                            30,500             343
   Family Dollar Stores                                                                  1,500              50
   Fortune Brands                                                                       49,862           1,224
   GameStop, Cl A*                                                                      43,022           1,205
   Gannett (A)                                                                          34,600              76
   Gap                                                                                 216,600           2,814
   Garmin (A)                                                                           17,200             365
   Gentex                                                                                5,500              55
   Genuine Parts                                                                           850              25
   Goodyear Tire & Rubber* (A)                                                          55,150             345
   Grand Canyon Education* (A)                                                          11,800             204
   H&R Block                                                                            30,000             546
   Harley-Davidson (A)                                                                  25,600             343
   Harman International Industries                                                       4,200              57
   Hasbro                                                                               68,495           1,717
   Home Depot (A)                                                                      123,400           2,907
   International Game Technology                                                        97,353             898
   International Speedway, Cl A                                                          3,100              68
   Interpublic Group* (A)                                                               13,000              54
   ITT Educational Services*                                                               600              73
   J.C. Penney                                                                          96,930           1,946
   Jackson Hewitt Tax Service (A)                                                        7,200              38
   Jarden*                                                                              21,200             269
   Johnson Controls (A)                                                                  7,659              92
   KB Home (A)                                                                           4,700              62
   Kohl's*                                                                               4,900             207
   Lamar Advertising, Cl A* (A)                                                          7,300              71
   Landry's Restaurants (A)                                                             11,600              61
   Leggett & Platt (A)                                                                  59,000             766
   Lennar, Cl A (A)                                                                      5,100              38
   Liberty Global, Cl A* (A)                                                            14,200             207
   Liberty Media - Capital, Ser A*                                                      10,500              73
   Liberty Media - Entertainment, Cl A*                                                 24,360             486
   Liberty Media - Interactive, Cl A* (A)                                                6,450              19
   LKQ*                                                                                  3,200              46
   Lowe's                                                                              287,825           5,253
   Macy's                                                                                7,008              62
   Marriott International, Cl A (A)                                                    131,624           2,153
   Mattel                                                                                2,300              27
   McDonald's                                                                          153,116           8,356
   McGraw-Hill                                                                           4,000              91
   Mohawk Industries* (A)                                                                2,829              85
   Monro Muffler                                                                         8,000             219
   New York Times, Cl A (A)                                                             10,200              46
   Newell Rubbermaid                                                                    51,320             327
   News, Cl A                                                                          187,800           1,243
   Nike, Cl B                                                                          123,400           5,786
   Nordstrom (A)                                                                         4,900              82
   NVR*                                                                                    100              43


    14 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Omnicom Group                                                                         6,000   $         140
   O'Reilly Automotive* (A)                                                              1,800              63
   Panera Bread, Cl A* (A)                                                              17,400             973
   Penn National Gaming*                                                                 2,300              56
   PetMed Express*                                                                      10,200             168
   PetSmart                                                                              1,608              34
   Polo Ralph Lauren (A)                                                                   900              38
   priceline.com*                                                                        1,200              95
   Pulte Homes                                                                           3,600              39
   Regal Entertainment Group, Cl A                                                       2,700              36
   Ross Stores                                                                          18,900             678
   Scholastic                                                                            1,700              26
   Scientific Games, Cl A*                                                               3,600              44
   Sears Holdings* (A)                                                                  67,000           3,063
   Shaw Communications, Cl B                                                            54,800             830
   Sherwin-Williams                                                                     18,900             982
   Smith & Wesson Holding*                                                              50,300             303
   Snap-On                                                                                 778              20
   Stanley Works                                                                        42,500           1,238
   Staples (A)                                                                         259,227           4,695
   Starbucks*                                                                           10,038             111
   Starwood Hotels & Resorts
      Worldwide (A)                                                                     79,400           1,008
   Target (A)                                                                          136,734           4,702
   Texas Roadhouse, Cl A*                                                               19,700             188
   Tiffany                                                                               1,800              39
   Tim Hortons                                                                           1,500              38
   Time Warner                                                                         259,800           5,014
   Time Warner Cable, Cl A (A)                                                          89,971           2,231
   TJX (A)                                                                              74,300           1,905
   Toll Brothers*                                                                        2,200              40
   Tractor Supply*                                                                      12,100             436
   Urban Outfitters*                                                                     2,500              41
   VF                                                                                    1,400              80
   Viacom, Cl B* (A)                                                                    69,792           1,213
   Virgin Media (A)                                                                     12,500              60
   Walt Disney                                                                         223,957           4,067
   Washington Post, Cl B                                                                   100              36
   Weight Watchers International                                                       133,400           2,474
   Whirlpool (A)                                                                        17,900             530
   WMS Industries*                                                                       1,100              23
   Wyndham Worldwide                                                                    20,500              86
   Yum! Brands                                                                          84,200           2,314
                                                                                                 -------------
                                                                                                       106,333
                                                                                                 -------------
CONSUMER STAPLES -- 10.2%
   Alberto-Culver                                                                        1,700              39
   Altria Group (A)                                                                     85,310           1,366
   Archer-Daniels-Midland                                                              164,957           4,583
   Avon Products                                                                       122,546           2,357
   BJ's Wholesale Club* (A)                                                              1,057              34
   Brown-Forman, Cl B                                                                    1,500              58
   Bunge (A)                                                                            12,400             703

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Campbell Soup                                                                        79,100   $       2,164
   Chiquita Brands International* (A)                                                   54,300             360
   Church & Dwight                                                                         800              42
   Clorox (A)                                                                            9,969             513
   Coca-Cola                                                                           261,229          11,481
   Coca-Cola Enterprises                                                                56,900             751
   Colgate-Palmolive                                                                    76,720           4,525
   ConAgra Foods                                                                       174,350           2,941
   Constellation Brands, Cl A*                                                           3,000              36
   Corn Products International                                                          16,400             348
   Costco Wholesale                                                                    135,190           6,262
   CVS Caremark                                                                        196,370           5,398
   Dean Foods*                                                                           2,100              38
   Del Monte Foods                                                                     147,100           1,072
   Dr Pepper Snapple Group*                                                             26,400             446
   Energizer Holdings*                                                                   1,628              81
   Estee Lauder, Cl A                                                                    3,500              86
   General Mills                                                                        24,984           1,246
   Hansen Natural*                                                                       1,200              43
   Herbalife                                                                            52,200             782
   Hershey                                                                               1,900              66
   HJ Heinz                                                                              4,697             155
   Hormel Foods                                                                          2,000              64
   JM Smucker                                                                              600              22
   Kellogg (A)                                                                          13,958             511
   Kimberly-Clark                                                                       41,217           1,900
   Kraft Foods, Cl A                                                                   179,225           3,995
   Kroger                                                                              128,852           2,734
   Lorillard                                                                             3,850             238
   McCormick                                                                             2,100              62
   Molson Coors Brewing, Cl B                                                            2,500              86
   Pepsi Bottling Group                                                                 93,300           2,066
   PepsiAmericas                                                                         9,300             160
   PepsiCo (A)                                                                         228,455          11,761
   Philip Morris International                                                          58,174           2,070
   Prestige Brands Holdings*                                                            18,600              96
   Procter & Gamble                                                                    510,023          24,017
   Reynolds American                                                                    49,100           1,760
   Safeway (A)                                                                         138,934           2,805
   Sara Lee                                                                            181,900           1,470
   Spartan Stores                                                                       11,000             170
   SUPERVALU (A)                                                                        90,298           1,289
   SYSCO                                                                                57,050           1,301
   Tyson Foods, Cl A                                                                     4,300              40
   Walgreen                                                                            189,300           4,914
   Wal-Mart Stores                                                                     172,948           9,011
   Whole Foods Market (A)                                                                3,700              62
                                                                                                 -------------
                                                                                                       120,580
                                                                                                 -------------
ENERGY -- 11.3%
   Anadarko Petroleum                                                                   36,200           1,408
   Apache                                                                               32,435           2,079
   Arch Coal                                                                             2,400              32


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Baker Hughes                                                                          3,941   $         113
   BJ Services                                                                           7,900              79
   Cabot Oil & Gas                                                                       1,500              35
   Cameron International*                                                              102,100           2,239
   Chesapeake Energy (A)                                                                37,300             636
   Chevron (A)                                                                         327,609          22,028
   Cimarex Energy                                                                       15,843             291
   ConocoPhillips (A)                                                                  302,007          11,827
   Consol Energy                                                                         2,800              71
   Denbury Resources*                                                                    4,000              59
   Devon Energy                                                                         48,490           2,167
   Diamond Offshore Drilling (A)                                                        15,200             955
   Dresser-Rand Group*                                                                   7,200             159
   El Paso                                                                              10,156              63
   ENSCO International (A)                                                              11,100             293
   EOG Resources                                                                        63,500           3,477
   Exterran Holdings*                                                                    2,700              43
   Exxon Mobil (A)                                                                     588,476          40,075
   FMC Technologies*                                                                     1,400              44
   Forest Oil* (A)                                                                      25,700             338
   Frontier Oil                                                                          2,700              34
   Frontline (A)                                                                         2,300              40
   Halliburton                                                                         311,755           4,823
   Helmerich & Payne (A)                                                                 3,395              77
   Hess                                                                                 46,210           2,505
   Holly                                                                                32,200             683
   Marathon Oil                                                                        159,100           4,183
   Mariner Energy*                                                                         931               7
   Matrix Service*                                                                       7,300              60
   Murphy Oil                                                                           28,516           1,277
   Nabors Industries*                                                                    3,500              35
   National Oilwell Varco*                                                               6,341             182
   Newfield Exploration*                                                                 2,500              57
   Noble                                                                                 3,800              92
   Noble Energy                                                                          2,600             140
   Occidental Petroleum (A)                                                             68,245           3,798
   Oceaneering International*                                                            1,200              44
   Overseas Shipholding Group (A)                                                       37,300             846
   Patriot Coal* (A)                                                                       880               3
   Patterson-UTI Energy (A)                                                             49,700             445
   Peabody Energy                                                                       43,600           1,092
   Petro-Canada (A)                                                                     27,000             718
   PetroHawk Energy*                                                                     4,000              77
   Pioneer Natural Resources                                                             4,944              81
   Plains Exploration & Production*                                                     25,295             436
   Pride International*                                                                  2,700              49
   Range Resources                                                                       3,000             123
   Rowan                                                                                 2,522              30
   SandRidge Energy*                                                                     7,700              51
   Schlumberger (A)                                                                    210,336           8,544
   SEACOR Holdings* (A)                                                                  7,000             408
   Smith International                                                                   5,428             117
   Southwestern Energy*                                                                 23,400             695
   Spectra Energy                                                                       13,243             187

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Suncor Energy                                                                        96,108   $       2,135
   Sunoco (A)                                                                           36,400             964
   Swift Energy* (A)                                                                    10,100              74
   Teekay Shipping                                                                       3,100              44
   Tesoro (A)                                                                            9,000             121
   Tidewater                                                                            29,350           1,090
   Transocean*                                                                          33,600           1,977
   Valero Energy                                                                       140,694           2,518
   Weatherford International*                                                          191,640           2,121
   Western Refining (A)                                                                 56,600             676
   Williams                                                                             10,600             121
   XTO Energy                                                                           55,228           1,691
                                                                                                 -------------
                                                                                                       133,982
                                                                                                 -------------
FINANCIALS -- 12.6%
   ACE                                                                                  27,600           1,115
   Affiliated Managers Group*                                                            1,000              42
   Aflac                                                                               159,460           3,087
   Allied World Assurance Holdings                                                       6,500             247
   Allstate                                                                            173,100           3,315
   AMB Property+ (A)                                                                     4,500              65
   American Equity Investment
      Life Holding                                                                      27,300             114
   American Express                                                                    139,527           1,902
   American Financial Group                                                             80,900           1,298
   AmeriCredit* (A)                                                                     10,900              64
   Ameriprise Financial (A)                                                            116,490           2,387
   Annaly Capital Management+                                                          102,613           1,423
   AON                                                                                   5,050             206
   Apartment Investment & Management,
      Cl A+                                                                              8,115              44
   Apollo Investment* (B)                                                               64,500             225
   Arthur J. Gallagher                                                                   2,600              44
   Assurant                                                                             18,800             409
   Astoria Financial (A)                                                                53,200             489
   AvalonBay Communities+ (A)                                                            1,900              89
   Axis Capital Holdings                                                                52,700           1,188
   Bancorpsouth                                                                          2,100              44
   Bank of America (A)                                                                 748,257           5,103
   Bank of Hawaii                                                                           50               2
   Bank of New York Mellon                                                             343,304           9,698
   BB&T (A)                                                                            206,300           3,491
   BlackRock                                                                               700              91
   Boston Properties+ (A)                                                                1,600              56
   Brandywine Realty Trust+                                                             85,100             243
   BRE Properties, Cl A+                                                                 2,200              43
   Brown & Brown                                                                         2,200              42
   Camden Property Trust+                                                                2,200              47
   Capital One Financial (A)                                                           143,612           1,758
   CB Richard Ellis Group, Cl A*                                                         4,400              18
   Charles Schwab (A)                                                                  445,968           6,912
   Chubb                                                                                98,400           4,164
   Cincinnati Financial (A)                                                             44,100           1,009


    16 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   CIT Group                                                                             5,300   $          15
   Citigroup (A)                                                                       335,379             849
   CME Group                                                                            35,910           8,848
   CNA Financial (A)                                                                     4,400              40
   Comerica                                                                             35,700             654
   Commerce Bancshares                                                                   2,700              98
   Cullen/Frost Bankers                                                                  1,900              89
   Delphi Financial Group, Cl A                                                         14,900             201
   Digital Realty Trust+ (A)                                                             1,300              43
   Discover Financial Services                                                          43,950             277
   Duke Realty+                                                                         60,100             331
   Endurance Specialty Holdings (A)                                                     43,900           1,095
   Equity Residential+                                                                   4,687              86
   Erie Indemnity, Cl A                                                                  1,400              48
   Everest Re Group                                                                     16,200           1,147
   Federal Realty Investment Trust+                                                        800              37
   Federated Investors, Cl B (A)                                                        42,800             953
   Fidelity National Financial, Cl A                                                     5,399             105
   First American                                                                        2,100              56
   First Citizens BancShares, Cl A                                                         600              79
   First Horizon National (A)                                                           14,330             154
   Forest City Enterprises, Cl A                                                         9,800              35
   Franklin Resources                                                                   24,550           1,322
   Fulton Financial (A)                                                                 13,000              86
   Goldman Sachs Group (A)                                                              69,400           7,358
   Hanover Insurance Group                                                               4,297             124
   Hartford Financial Services Group                                                    36,700             288
   HCC Insurance Holdings                                                                1,500              38
   HCP+ (A)                                                                              1,700              30
   Health Care+ (A)                                                                      1,371              42
   Highwoods Properties+                                                                   750              16
   Hospitality Properties Trust+ (A)                                                    66,300             796
   Host Hotels & Resorts+                                                               31,700             124
   Hudson City Bancorp                                                                 102,800           1,202
   Huntington Bancshares (A)                                                           119,900             199
   IntercontinentalExchange* (A)                                                        79,491           5,920
   Invesco                                                                               6,000              83
   Investment Technology Group*                                                          2,400              61
   IPC Holdings                                                                         23,400             633
   Jefferies Group                                                                       7,900             109
   JPMorgan Chase (A)                                                                  611,861          16,263
   Keycorp (A)                                                                          69,300             545
   LaSalle Hotel Properties+ (A)                                                        13,700              80
   Legg Mason                                                                            2,100              33
   Liberty Property Trust+                                                               1,900              36
   Lincoln National (A)                                                                 94,500             632
   Loews                                                                                 5,700             126
   M&T Bank (A)                                                                          3,050             138
   Macerich+ (A)                                                                         5,500              34
   Mack-Cali Realty+                                                                     2,700              54
   MainSource Financial Group (A)                                                        2,300              18
   Manulife Financial                                                                    1,565              18
   Marsh & McLennan                                                                      9,006             182
   Marshall & Ilsley (A)                                                                17,900             101

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   MBIA* (A)                                                                             7,600   $          35
   Mercury General                                                                       1,700              50
   MetLife (A)                                                                          80,200           1,826
   MF Global* (A)                                                                        9,400              40
   Moody's (A)                                                                          39,238             899
   Morgan Stanley                                                                      179,100           4,078
   NASDAQ OMX Group*                                                                     4,000              78
   Nationwide Health Properties+ (A)                                                     1,500              33
   New York Community Bancorp                                                          121,400           1,356
   NewAlliance Bancshares (A)                                                           65,600             770
   NGP Capital Resources                                                                 5,000              25
   Northern Trust                                                                        4,250             254
   NYSE Euronext                                                                       142,740           2,555
   Old Republic International (A)                                                        8,600              93
   OneBeacon Insurance Group, Cl A                                                       4,400              42
   PartnerRe                                                                             1,300              81
   People's United Financial                                                             7,025             126
   Piper Jaffray*                                                                          366               9
   Platinum Underwriters Holdings                                                        4,900             139
   Plum Creek Timber+                                                                    2,090              61
   PNC Financial Services Group                                                         71,700           2,100
   Principal Financial Group                                                            45,800             375
   Progressive                                                                          75,782           1,018
   Prologis+ (A)                                                                        18,300             119
   Protective Life (A)                                                                  22,500             118
   Prudential Financial                                                                 75,300           1,432
   Public Storage+                                                                       2,050             113
   Ramco-Gershenson Properties+                                                         16,500             106
   Raymond James Financial (A)                                                           2,025              40
   Regency Centers+                                                                        850              23
   Regions Financial (A)                                                                85,400             364
   Reinsurance Group of America, Cl A                                                   20,200             654
   RenaissanceRe Holdings                                                                  800              40
   SeaBright Insurance Holdings*                                                         9,000              94
   Simon Property Group+ (A)                                                             7,877             273
   SL Green Realty+ (A)                                                                 14,700             159
   StanCorp Financial Group                                                             20,100             458
   State Street                                                                         90,400           2,783
   Student Loan                                                                          1,300              56
   Sun Bancorp*                                                                          2,600              13
   Sunstone Hotel Investors+                                                            38,000             100
   SunTrust Banks                                                                       29,000             340
   SVB Financial Group* (A)                                                              1,550              31
   T. Rowe Price Group (A)                                                              33,600             970
   Taubman Centers+ (A)                                                                  2,800              48
   TD Ameritrade Holding* (A)                                                            7,650             106
   Transatlantic Holdings                                                                1,400              50
   Travelers (A)                                                                       125,765           5,111
   United America Indemnity, Cl A*                                                       5,500              22
   Unitrin                                                                               4,900              68
   Unum Group                                                                           94,150           1,177
   US Bancorp                                                                          226,865           3,315
   Ventas+                                                                               3,400              77
   Vornado Realty Trust+ (A)                                                             2,527              84


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Waddell & Reed Financial, Cl A                                                        2,800   $          51
   Washington Federal                                                                    3,900              52
   Weingarten Realty Investors+ (A)                                                     11,000             105
   Wells Fargo (A)                                                                     711,514          10,132
   Wilmington Trust (A)                                                                  4,300              42
   World Acceptance*                                                                     4,900              84
   WR Berkley (A)                                                                       49,700           1,121
   XL Capital, Cl A                                                                     12,400              68
                                                                                                 -------------
                                                                                                       148,447
                                                                                                 -------------
HEALTH CARE -- 15.9%
   Abbott Laboratories                                                                 173,158           8,260
   Abraxis Bioscience*                                                                     800              38
   Aetna                                                                               311,400           7,576
   Allergan                                                                            236,908          11,315
   American Medical Systems Holdings*                                                   20,600             230
   AmerisourceBergen                                                                    71,938           2,349
   Amgen*                                                                              204,698          10,137
   Amylin Pharmaceuticals* (A)                                                          87,610           1,029
   Baxter International                                                                 98,080           5,024
   Beckman Coulter                                                                         600              31
   Becton Dickinson                                                                     24,000           1,614
   Biogen Idec* (A)                                                                     26,408           1,384
   Boston Scientific*                                                                   40,617             323
   Bristol-Myers Squibb                                                                 71,645           1,570
   C.R. Bard                                                                            14,780           1,178
   Cantel Medical*                                                                       5,400              69
   Cardinal Health                                                                      32,255           1,015
   Celgene* (A)                                                                          6,800             302
   Cephalon* (A)                                                                         1,671             114
   Cerner* (A)                                                                           1,100              48
   Charles River Laboratories International*                                             1,600              44
   Chemed                                                                                  400              16
   Cigna                                                                                 8,790             155
   Computer Programs & Systems (A)                                                       6,400             213
   Cooper                                                                                2,100              56
   Covance*                                                                              1,100              39
   Coventry Health Care*                                                                78,900           1,021
   Covidien                                                                             34,250           1,138
   DaVita*                                                                               1,425              63
   Dentsply International                                                                2,300              62
   Edwards Lifesciences*                                                                   700              42
   Eli Lilly                                                                           189,464           6,330
   Endo Pharmaceuticals Holdings*                                                       75,700           1,338
   Enzon Pharmaceuticals* (A)                                                           16,000              97
   ev3*                                                                                  8,800              62
   Express Scripts*                                                                     29,864           1,379
   Forest Laboratories*                                                                131,900           2,897
   Gen-Probe*                                                                            8,400             383
   Genzyme*                                                                              4,150             247
   Gilead Sciences* (A)                                                                235,090          10,889
   Henry Schein*                                                                         1,000              40
   Hill-Rom Holdings (A)                                                                 4,000              40

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   HLTH*                                                                                 4,042   $          42
   Hologic*                                                                              7,600              99
   Hospira* (A)                                                                          6,600             204
   Humana*                                                                              41,579           1,084
   Idexx Laboratories* (A)                                                               1,300              45
   Illumina* (A)                                                                         2,800             104
   Intuitive Surgical* (A)                                                              12,650           1,206
   Invacare                                                                             13,700             220
   Inverness Medical Innovations*                                                        1,700              45
   Johnson & Johnson (A)                                                               344,982          18,146
   Kinetic Concepts*                                                                    43,600             921
   King Pharmaceuticals*                                                                68,800             486
   Laboratory Corp of America
      Holdings* (A)                                                                      1,950             114
   Life Technologies*                                                                    3,691             120
   Martek Biosciences (A)                                                                4,700              86
   Masimo*                                                                              10,700             310
   McKesson                                                                             29,026           1,017
   Medco Health Solutions*                                                             147,086           6,080
   Mednax*                                                                               1,500              44
   Medtronic                                                                           151,476           4,464
   Merck                                                                               383,083          10,247
   Millipore* (A)                                                                        1,400              80
   Mylan Laboratories* (A)                                                               7,475             100
   Noven Pharmaceuticals*                                                                3,100              29
   Novo Nordisk ADR (A)                                                                 67,800           3,253
   Omnicare                                                                              1,300              32
   Patterson*                                                                            2,100              40
   PerkinElmer                                                                           5,950              76
   Pfizer                                                                              834,268          11,363
   Pharmaceutical Product Development                                                    2,000              47
   Quest Diagnostics                                                                    21,404           1,016
   Resmed*                                                                              14,800             523
   Schering-Plough (A)                                                                 263,211           6,199
   Sepracor*                                                                             9,900             145
   St. Jude Medical*                                                                    91,960           3,341
   STERIS                                                                               19,100             445
   Stryker (A)                                                                          82,000           2,791
   Synovis Life Technologies*                                                            2,700              37
   Techne                                                                                  800              44
   Teva Pharmaceutical Industries ADR                                                   45,320           2,042
   Thermo Fisher Scientific*                                                            79,156           2,824
   UnitedHealth Group                                                                  550,076          11,513
   Valeant Pharmaceuticals International*                                                1,000              18
   Varian Medical Systems*                                                              17,100             521
   VCA Antech*                                                                           2,200              50
   Vertex Pharmaceuticals*                                                               3,000              86
   Vnus Medical Technologies*                                                            3,900              83
   Warner Chilcott, Cl A* (A)                                                           40,700             428
   Waters*                                                                               1,600              59
   Watson Pharmaceuticals*                                                               2,900              90
   WellPoint*                                                                          108,444           4,118
   Wyeth                                                                               167,600           7,214


    18 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Zimmer Holdings*                                                                    104,996   $       3,832
                                                                                                 -------------
                                                                                                       187,680
                                                                                                 -------------
INDUSTRIALS -- 7.8%
   3M                                                                                   38,600           1,919
   ABB ADR                                                                              70,310             980
   Aecom Technology*                                                                     1,500              39
   AGCO*                                                                                   400               8
   Allegiant Travel* (A)                                                                15,900             723
   Altra Holdings*                                                                       3,200              12
   American Science & Engineering                                                        4,600             257
   Ametek                                                                                1,300              41
   Beacon Roofing Supply* (A)                                                           22,300             299
   Boeing                                                                               91,933           3,271
   Burlington Northern Santa Fe                                                         30,130           1,812
   C.H. Robinson Worldwide                                                               2,502             114
   Caterpillar (A)                                                                      75,635           2,115
   Cintas                                                                                1,700              42
   Colfax*                                                                              10,800              74
   Continental Airlines, Cl B* (A)                                                      28,350             250
   Con-way                                                                               3,100              56
   Copart*                                                                               1,600              47
   Crane                                                                                   850              14
   CSX                                                                                   4,562             118
   Cummins                                                                              49,500           1,260
   Danaher (A)                                                                          36,884           2,000
   Deere (A)                                                                            27,300             897
   Delta Air Lines* (A)                                                                  8,100              45
   Deluxe                                                                               22,300             215
   Donaldson                                                                             1,900              51
   Dover                                                                                29,400             776
   Dun & Bradstreet                                                                        800              62
   Eaton                                                                                23,079             851
   Emerson Electric                                                                     94,034           2,688
   EnPro Industries*                                                                    11,300             193
   Equifax                                                                               3,301              81
   Expeditors International of Washington                                              143,400           4,057
   Fastenal (A)                                                                          2,800              90
   FedEx                                                                                36,833           1,639
   First Solar* (A)                                                                        657              87
   Flowserve                                                                             2,004             113
   Fluor (A)                                                                           111,100           3,838
   Foster Wheeler*                                                                      47,500             830
   FTI Consulting*                                                                         900              45
   Gardner Denver*                                                                      28,300             615
   GATX (A)                                                                              1,600              32
   General Cable* (A)                                                                    3,000              59
   General Dynamics                                                                     72,106           2,999
   General Electric                                                                  1,391,298          14,066
   Goodrich                                                                              2,850             108
   H&E Equipment Services*                                                               3,900              26
   Harsco                                                                                2,300              51
   Honeywell International                                                              40,763           1,136
   IHS, Cl A*                                                                              900              37

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Illinois Tool Works                                                                   5,929   $         183
   Ingersoll-Rand, Cl A                                                                  3,300              46
   Iron Mountain*                                                                        3,625              80
   ITT                                                                                  23,400             900
   Jacobs Engineering Group*                                                            11,740             454
   John Bean Technologies                                                                  216               2
   Joy Global                                                                            1,800              38
   KBR                                                                                   3,300              46
   Kennametal                                                                            3,000              49
   L-3 Communications Holdings                                                          16,100           1,091
   Ladish*                                                                               2,100              15
   Lockheed Martin                                                                      25,470           1,758
   Manpower                                                                                800              25
   McDermott International*                                                              3,600              48
   Monster Worldwide*                                                                    3,200              26
   MSC Industrial Direct, Cl A (A)                                                       2,000              62
   Norfolk Southern (A)                                                                 96,290           3,250
   Northrop Grumman                                                                     95,134           4,152
   Oshkosh Truck (A)                                                                     7,000              47
   PACCAR                                                                                6,134             158
   Pall                                                                                  2,322              48
   Parker Hannifin                                                                      18,275             621
   Pentair (A)                                                                           2,400              52
   Pitney Bowes                                                                          2,200              51
   Polypore International*                                                               4,800              19
   Precision Castparts                                                                  12,020             720
   Quanta Services*                                                                     76,900           1,649
   Raytheon                                                                             86,400           3,364
   Republic Services                                                                     7,345             126
   Robert Half International (A)                                                         1,300              23
   Rockwell Automation                                                                   3,000              66
   Rockwell Collins                                                                      3,450             113
   Roper Industries                                                                      1,900              81
   RR Donnelley & Sons                                                                  99,700             731
   Ryder System                                                                          4,700             133
   Shaw Group*                                                                          56,950           1,561
   Skywest                                                                                 821              10
   Southwest Airlines                                                                   20,700             131
   SPX                                                                                     749              35
   Stericycle*                                                                          12,400             592
   Thomas & Betts*                                                                      34,500             863
   Trinity Industries (A)                                                               11,200             102
   Tyco International                                                                  102,000           1,995
   Union Pacific                                                                        32,800           1,348
   United Parcel Service, Cl B (A)                                                     129,400           6,369
   United Technologies                                                                 134,471           5,779
   URS*                                                                                  1,700              69
   Walter Industries                                                                     2,400              55
   Waste Management (A)                                                                 32,818             840
   Watson Wyatt Worldwide, Cl A                                                          4,300             212
   WESCO International* (A)                                                             23,900             433
   WW Grainger                                                                           1,309              92
                                                                                                 -------------
                                                                                                        91,851
                                                                                                 -------------


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
INFORMATION TECHNOLOGY -- 18.9%
   Accenture, Cl A                                                                      42,000   $       1,154
   Activision Blizzard* (A)                                                            302,990           3,169
   Acxiom                                                                               30,400             225
   Adobe Systems*                                                                        9,262             198
   Advent Software* (A)                                                                  1,378              46
   Affiliated Computer Services, Cl A*                                                   1,100              53
   Agilent Technologies*                                                                 4,050              62
   Akamai Technologies*                                                                  3,000              58
   Altera                                                                                4,900              86
   Amdocs*                                                                              33,600             622
   Amphenol, Cl A                                                                        2,800              80
   Analog Devices                                                                        4,050              78
   Apple* (A)                                                                          160,953          16,919
   Applied Materials                                                                    25,700             276
   Arris Group*                                                                         10,800              80
   Arrow Electronics*                                                                    8,400             160
   Autodesk* (A)                                                                         3,609              61
   Automatic Data Processing                                                            15,318             538
   Avnet*                                                                                7,500             131
   Avocent*                                                                             13,100             159
   BigBand Networks*                                                                     3,400              22
   BMC Software*                                                                         6,948             229
   Broadcom, Cl A* (A)                                                                  11,300             226
   Broadridge Financial Solutions                                                        3,000              56
   Brocade Communications Systems*                                                       7,000              24
   CA (A)                                                                              214,397           3,776
   Cadence Design Systems*                                                              11,100              47
   Ciena* (A)                                                                            6,400              50
   Cisco Systems* (A)                                                                  776,367          13,020
   Citrix Systems*                                                                       4,750             108
   Cognizant Technology Solutions, Cl A*                                                 4,456              93
   Computer Sciences*                                                                   38,300           1,411
   Compuware*                                                                           40,600             268
   Convergys*                                                                           31,100             251
   Corning                                                                              45,910             609
   Cypress Semiconductor* (A)                                                            6,250              42
   Dell*                                                                               361,830           3,430
   Diebold                                                                               1,700              36
   Dolby Laboratories, Cl A* (A)                                                         1,235              42
   DST Systems* (A)                                                                      3,850             133
   Earthlink* (A)                                                                       50,700             333
   eBay*                                                                               266,134           3,343
   Electronic Arts*                                                                    219,232           3,988
   EMC* (A)                                                                            395,976           4,514
   Equinix* (A)                                                                            800              45
   F5 Networks*                                                                         10,000             209
   Factset Research Systems                                                                900              45
   Fidelity National Information Services                                                3,264              59
   Fiserv*                                                                               2,242              82
   Flir Systems*                                                                         3,800              78
   Global Payments                                                                       2,000              67
   Google, Cl A* (A)                                                                    58,190          20,254
   Harris                                                                               30,100             871

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Hewitt Associates, Cl A*                                                             51,200   $       1,524
   Hewlett-Packard                                                                     335,373          10,752
   IAC*                                                                                  3,695              56
   Ingram Micro, Cl A*                                                                  93,200           1,178
   Integrated Device Technology*                                                         8,500              39
   Intel (A)                                                                           245,236           3,691
   Interactive Intelligence*                                                             3,700              34
   InterDigital* (A)                                                                     3,700              96
   International Business Machines                                                     111,488          10,802
   International Rectifier*                                                              3,500              47
   Intersil, Cl A                                                                        4,000              46
   Intuit*                                                                             209,931           5,668
   Juniper Networks* (A)                                                               161,346           2,430
   Lam Research* (A)                                                                     1,300              30
   Lender Processing Services                                                            1,632              50
   Lexmark International, Cl A*                                                         42,600             719
   Linear Technology (A)                                                                86,494           1,988
   LSI Logic*                                                                           12,300              37
   Macrovision Solutions*                                                                   23              --
   Marvell Technology Group*                                                            10,600              97
   Mastercard, Cl A (A)                                                                 36,600           6,130
   McAfee*                                                                               2,900              97
   MEMC Electronic Materials*                                                            5,800              96
   Metavante Technologies*                                                               2,700              54
   Mettler Toledo International*                                                        12,250             629
   Microchip Technology (A)                                                              2,350              50
   Micron Technology*                                                                   11,200              46
   Microsoft                                                                           845,420          15,530
   MicroStrategy, Cl A*                                                                  1,100              38
   Motorola                                                                             44,800             189
   National Semiconductor                                                                9,100              93
   NCR*                                                                                 81,700             650
   NetApp*                                                                               7,296             108
   NeuStar, Cl A*                                                                       28,600             479
   Nokia ADR                                                                           112,000           1,307
   Novell*                                                                              13,200              56
   Nvidia* (A)                                                                          12,250             121
   Oracle                                                                              186,842           3,376
   Paychex                                                                              52,900           1,358
   Polycom* (A)                                                                          1,164              18
   QLogic* (A)                                                                          90,600           1,008
   Qualcomm                                                                            495,529          19,281
   Rambus*                                                                               5,000              47
   Red Hat*                                                                              5,500              98
   Research In Motion* (A)                                                             136,190           5,866
   RightNow Technologies*                                                                9,000              68
   SAIC*                                                                                 2,000              37
   Salesforce.com*                                                                       1,500              49
   SanDisk*                                                                              8,400             106
   Seagate Technology                                                                  175,700           1,056
   Silicon Laboratories* (A)                                                             5,200             137
   Sohu.com* (A)                                                                         1,000              41
   Sun Microsystems* (A)                                                                95,800             701
   Symantec* (A)                                                                       215,814           3,224


    20 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Synaptics* (A)                                                                       29,300   $         784
   Synopsys*                                                                             2,100              44
   Tech Data*                                                                            2,300              50
   Tellabs*                                                                             11,600              53
   Teradata*                                                                           197,900           3,210
   Teradyne*                                                                             9,800              43
   Texas Instruments (A)                                                               260,000           4,293
   Total System Services                                                                 3,100              43
   Trimble Navigation*                                                                   2,600              40
   Tyco Electronics                                                                     22,600             250
   Verigy*                                                                                 863               7
   VeriSign* (A)                                                                       253,554           4,785
   Visa, Cl A (A)                                                                      260,432          14,480
   Vishay Intertechnology* (A)                                                          81,300             283
   VMware, Cl A*                                                                         2,000              47
   Western Digital*                                                                     48,950             947
   Western Union                                                                       293,552           3,690
   Xerox                                                                               247,841           1,128
   Xilinx (A)                                                                           60,300           1,155
   Yahoo!* (A)                                                                         385,050           4,932
   Zebra Technologies, Cl A*                                                             2,400              45
                                                                                                 -------------
                                                                                                       223,653
                                                                                                 -------------
MATERIALS -- 2.8%
   Air Products & Chemicals                                                              3,550             200
   AK Steel Holding                                                                      6,500              46
   Alcoa (A)                                                                            80,200             589
   Allegheny Technologies                                                                1,800              39
   Alpha Natural Resources*                                                              2,600              46
   AM Castle                                                                             2,700              24
   Ashland                                                                              85,200             880
   Ball                                                                                  1,200              52
   Bemis                                                                                 2,400              50
   Carpenter Technology                                                                 22,800             322
   Celanese, Ser A                                                                       4,900              66
   CF Industries Holdings                                                                  900              64
   Commercial Metals                                                                     4,600              53
   Crown Holdings*                                                                       2,200              50
   Dow Chemical (A)                                                                    188,175           1,586
   E.I. Du Pont de Nemours                                                              17,606             393
   Eagle Materials                                                                         753              18
   Eastman Chemical                                                                     30,300             812
   Ecolab                                                                                2,400              83
   FMC                                                                                     900              39
   Freeport-McMoRan Copper & Gold,
      Cl B                                                                              22,650             863
   Greif, Cl A                                                                           1,500              50
   International Flavors & Fragrances                                                    1,400              43
   International Paper                                                                  27,400             193
   Kaiser Aluminum (A)                                                                   5,100             118
   Koppers Holdings                                                                      5,000              73
   Lubrizol                                                                             44,400           1,510
   Martin Marietta Materials                                                               550              44
   MeadWestvaco                                                                         28,300             339

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Monsanto                                                                             71,580   $       5,948
   Mosaic                                                                                8,400             353
   Nalco Holding (A)                                                                    57,400             750
   NewMarket                                                                               800              35
   Newmont Mining (A)                                                                   14,500             649
   Nucor                                                                                54,300           2,073
   OM Group*                                                                             2,300              44
   Owens-Illinois*                                                                       1,950              28
   Pactiv*                                                                               1,632              24
   PPG Industries                                                                       36,200           1,336
   Praxair                                                                              99,740           6,712
   Reliance Steel & Aluminum                                                             1,700              45
   Rockwood Holdings*                                                                   10,300              82
   Rohm & Haas                                                                           2,300             181
   RPM International                                                                     1,500              19
   Sealed Air                                                                            6,700              93
   Sigma-Aldrich                                                                         2,200              83
   Sonoco Products                                                                      45,300             950
   Southern Copper (A)                                                                  25,811             450
   Steel Dynamics (A)                                                                   35,700             314
   Syngenta ADR                                                                         72,600           2,912
   Terra Industries                                                                      5,800             163
   United States Steel (A)                                                               1,568              33
   Valspar                                                                              45,100             901
   Weyerhaeuser                                                                          2,300              64
                                                                                                 -------------
                                                                                                        32,887
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 4.1%
   American Tower, Cl A* (A)                                                           133,484           4,062
   AT&T (A)                                                                            788,546          19,871
   Atlantic Telegraph-Network                                                            4,900              94
   CenturyTel (A)                                                                       36,837           1,036
   Crown Castle International* (A)                                                     361,042           7,369
   Embarq                                                                                4,876             184
   iPCS*                                                                                 1,900              18
   Leap Wireless International*                                                          1,800              63
   MetroPCS Communications* (A)                                                          5,600              96
   NII Holdings*                                                                         2,900              43
   NTELOS Holdings                                                                      10,100             183
   Qwest Communications
      International (A)                                                                 45,549             156
   SBA Communications, Cl A*                                                             2,100              49
   Sprint Nextel*                                                                      187,900             671
   Telephone & Data Systems                                                              1,900              50
   Telephone & Data Systems, Cl L                                                        1,300              31
   US Cellular*                                                                          1,976              66
   USA Mobility                                                                          9,000              83
   Verizon Communications                                                              459,359          13,873
   Windstream                                                                            8,323              67
                                                                                                 -------------
                                                                                                        48,065
                                                                                                 -------------
UTILITIES -- 3.7%
   AES*                                                                                751,550           4,366
   Allegheny Energy                                                                      4,200              97


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 21

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Alliant Energy                                                                       68,000   $       1,679
   Ameren (A)                                                                           63,300           1,468
   American Electric Power                                                             143,100           3,615
   American Water Works                                                                 22,100             425
   Aqua America                                                                          3,633              73
   Atmos Energy                                                                          4,300              99
   Centerpoint Energy                                                                    9,800             102
   CMS Energy (A)                                                                       82,500             977
   Consolidated Edison (A)                                                               3,700             147
   Constellation Energy Group                                                            2,410              50
   Dominion Resources                                                                   48,183           1,493
   DPL                                                                                   2,000              45
   DTE Energy                                                                           76,600           2,122
   Duke Energy                                                                          22,844             327
   Dynegy, Cl A*                                                                         6,800              10
   Edison International                                                                 85,300           2,458
   Energen                                                                               1,400              41
   Energy                                                                               36,000             338
   Entergy                                                                              34,648           2,359
   Equities CORP                                                                         2,100              66
   Exelon                                                                               78,076           3,544
   FirstEnergy                                                                          61,100           2,358
   FPL Group                                                                             6,438             327
   Great Plains Energy                                                                   3,500              47
   Hawaiian Electric Industries                                                         17,100             235
   Integrys Energy Group                                                                 3,400              88
   Mirant* (A)                                                                          95,200           1,085
   National Fuel Gas                                                                     1,300              40
   NiSource                                                                             96,000             941
   Northeast Utilities                                                                   1,600              35
   NRG Energy* (A)                                                                      45,400             799
   NSTAR                                                                                 1,100              35
   OGE Energy                                                                            1,074              26
   Oneok                                                                                10,600             240
   Pepco Holdings                                                                      144,900           1,808
   PG&E                                                                                 36,050           1,378
   Pinnacle West Capital (A)                                                            25,300             672
   PPL                                                                                  14,500             416
   Progress Energy                                                                       3,100             112
   Public Service Enterprise Group                                                      66,600           1,963
   Questar                                                                               3,500             103
   Reliant Energy* (A)                                                                  13,781              44
   Sempra Energy (A)                                                                    99,447           4,598
   Southern                                                                             12,164             373
   Southern Union                                                                        2,900              44
   TECO Energy (A)                                                                      15,800             176
   UGI                                                                                   1,500              35
   Wisconsin Energy                                                                      1,000              41
   Xcel Energy                                                                           8,453             157
                                                                                                 -------------
                                                                                                        44,077
                                                                                                 -------------
Total Common Stock
   (Cost $1,377,954) ($ Thousands)                                                                   1,137,555
                                                                                                 -------------

                                                                                  Shares/Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------

                                                                                   Number of
                                                                                     Rights
                                                                                 -------------
RIGHT -- 0.0%
   United American Indemnity
      Expires, 04/06/09*                                                                     6   $           3
                                                                                                 -------------
Total Right
   (Cost $--) ($ Thousands)                                                                                  3
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 16.8%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (C)                                                               203,591,990         198,435
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $203,592) ($ Thousands)                                                                       198,435
                                                                                                 -------------
CASH EQUIVALENTS -- 3.0%
   Merrill Lynch EBP Master, 0.020%                                                  3,159,173           3,159
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                              32,085,706          32,086
                                                                                                 -------------
Total Cash Equivalents
   (Cost $35,245) ($ Thousands)                                                                         35,245
                                                                                                 -------------
U.S. TREASURY OBLIGATIONS -- 0.7%
   U.S. Treasury Bills
         0.093%, 06/18/09 (D) (E)                                                $         200             200
         0.000%, 06/11/09 (D) (E)                                                        7,900           7,897
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $8,098) ($ Thousands)                                                                           8,097
                                                                                                 -------------
Total Investments -- 116.8%
   (Cost $1,624,889) ($ Thousands)                                                               $   1,379,335
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                             NUMBER OF                   UNREALIZED
TYPE OF                      CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                   LONG (SHORT)      DATE      ($ THOUSANDS)
--------                   ------------   ----------   -------------
S&P 500 Index E-MINI              3        Jun-2009         $   17
S&P Composite Index             103        Jun-2009          1,146
S&P Mid 400 Index E-MINI         49        Jun-2009            186
                                                            ------
                                                            $1,349
                                                            ======

Percentages are based on Net Assets of $1,181,415 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Investment (see Note 3).

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $200,714 ($ Thousands).

(B)  Business development company.

(C) This security was purchased with cash collateral received from securities lending. The total value of such securities as of March 31, 2009 was $198,435 ($ Thousands).

(D) Security, or portion thereof has been pledged as collateral on open futures contracts.

(E)  The rate reported is the effective yield at the time of purchase.

ADR -- American Depositary Receipt

Cl -- Class

L.P. -- Limited Partnership

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    22 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Large Cap Diversified Alpha Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Information Technology               18.2%
Health Care                          12.3%
Consumer Staples                      9.6%
Energy                                9.2%
Financials                            9.1%
Industrials                           8.1%
Consumer Discretionary                7.7%
Mortgage-Backed Securities            7.2%
Cash Equivalent                       6.7%
Utilities                             2.9%
Telecommunication Services            2.7%
Materials                             2.4%
Asset-Backed Securities               2.0%
U.S. Government Agency Obligations    1.3%
U.S. Treasury Obligations             0.5%
Exchange Traded Fund                  0.1%

#    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 84.8%
CONSUMER DISCRETIONARY -- 8.0%
   Advance Auto Parts                                                                    3,700   $         152
   Aeropostale*                                                                         42,300           1,124
   Amazon.com*                                                                          45,900           3,371
   American Greetings, Cl A                                                             16,900              85
   Ameristar Casinos                                                                    11,500             145
   Apollo Group, Cl A*                                                                  26,500           2,076
   Autozone*                                                                               783             127
   Bed Bath & Beyond*                                                                    1,900              47
   Big Lots*                                                                            49,300           1,024
   Black & Decker                                                                        2,500              79
   Blyth                                                                                 4,200             110
   Cablevision Systems, Cl A                                                            31,110             402
   California Pizza Kitchen*                                                            15,700             205
   Career Education*                                                                     4,100              98
   Carnival                                                                             12,500             270
   Childrens Place Retail Stores*                                                        8,500             186
   Chipotle Mexican Grill, Cl A*                                                           600              40
   Coach*                                                                               79,300           1,324
   Comcast, Cl A                                                                       358,271           4,887
   Core-Mark Holding*                                                                    1,500              27
   Darden Restaurants                                                                    5,300             182
   DIRECTV Group*                                                                      128,855           2,937
   DISH Network, Cl A*                                                                  54,728             608
   Dollar Tree*                                                                          3,200             143
   DreamWorks Animation SKG, Cl A*                                                      12,200             264
   Eastman Kodak                                                                       237,600             903
   Family Dollar Stores                                                                 16,000             534
   Foot Locker                                                                          17,100             179
   Gap                                                                                 101,600           1,320
   Garmin                                                                               59,400           1,260
   Genuine Parts                                                                         3,563             107
   Grand Canyon Education*                                                              19,000             328
   H&R Block                                                                           136,653           2,486

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Hasbro                                                                               15,600   $         391
   Hillenbrand                                                                           5,400              86
   Home Depot                                                                           41,600             980
   International Game Technology                                                        60,400             557
   International Speedway, Cl A                                                          2,100              46
   ITT Educational Services*                                                             2,200             267
   J.C. Penney                                                                          45,000             903
   Jarden*                                                                              39,000             494
   John Wiley & Sons, Cl A                                                               1,300              39
   Johnson Controls                                                                     23,709             285
   Kohl's*                                                                               9,456             400
   Leggett & Platt                                                                      81,200           1,055
   Liberty Global, Cl A*                                                                 5,604              82
   Liberty Media - Entertainment, Cl A*                                                 62,900           1,255
   Limited Brands                                                                       25,800             225
   Lowe's                                                                               13,700             250
   Mattel                                                                                1,800              21
   McDonald's                                                                           73,642           4,019
   McGraw-Hill                                                                           7,900             181
   MGM Mirage*                                                                          34,647              81
   Monro Muffler                                                                         6,400             175
   NetFlix*                                                                             31,100           1,335
   New York Times, Cl A                                                                    500               2
   Nike, Cl B                                                                           33,024           1,549
   O'Reilly Automotive*                                                                  1,200              42
   Panera Bread, Cl A*                                                                  29,900           1,671
   PetMed Express*                                                                      15,800             260
   PetSmart                                                                             13,900             291
   Phillips-Van Heusen                                                                   1,100              25
   Polo Ralph Lauren                                                                    22,600             955
   Pulte Homes                                                                           4,000              44
   RadioShack                                                                           21,200             182
   Ross Stores                                                                          26,400             947
   Royal Caribbean Cruises                                                              22,100             177
   Scientific Games, Cl A*                                                               8,600             104
   Scripps Networks Interactive, Cl A                                                    2,500              56
   Sears Holdings*                                                                      40,900           1,870
   Shaw Communications, Cl B                                                            70,100           1,062
   Sherwin-Williams                                                                     17,980             934
   Smith & Wesson Holding*                                                              28,300             170
   Snap-On                                                                               5,965             150
   Stanley Works                                                                         1,800              52
   Staples                                                                             134,600           2,438
   Starbucks*                                                                            5,000              55
   Strayer Education                                                                       900             162
   Target                                                                                5,945             204
   Ticketmaster*                                                                         5,417              20
   Tiffany                                                                               1,500              32
   Time Warner                                                                         143,056           2,761
   Time Warner Cable, Cl A                                                              35,909             890
   Titan International                                                                  12,200              61
   TJX                                                                                  52,900           1,356
   Toll Brothers*                                                                          900              16


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 23

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Tractor Supply*                                                                      14,000   $         505
   TravelCenters of America LLC*                                                             1              --
   Urban Outfitters*                                                                       500               8
   VF                                                                                    7,318             418
   Walt Disney                                                                          77,509           1,407
   Weight Watchers International                                                        65,000           1,206
   Yum! Brands                                                                          41,910           1,152
                                                                                                 -------------
                                                                                                        63,391
                                                                                                 -------------
CONSUMER STAPLES -- 9.9%
   Alberto-Culver                                                                          700              16
   Altria Group                                                                        239,326           3,834
   Archer-Daniels-Midland                                                              139,966           3,888
   Avon Products                                                                        28,700             552
   BJ's Wholesale Club*                                                                 25,100             803
   Brown-Forman, Cl B                                                                   52,635           2,044
   Bunge                                                                                34,258           1,941
   Campbell Soup                                                                        26,900             736
   Chiquita Brands International*                                                       31,300             208
   Church & Dwight                                                                       3,700             193
   Clorox                                                                               13,500             695
   Coca-Cola                                                                            64,805           2,848
   Colgate-Palmolive                                                                    48,915           2,885
   ConAgra Foods                                                                       134,100           2,262
   Constellation Brands, Cl A*                                                          16,600             198
   Corn Products International                                                           7,600             161
   Costco Wholesale                                                                     83,312           3,859
   CVS Caremark                                                                        170,039           4,674
   Dean Foods*                                                                           1,500              27
   Del Monte Foods                                                                      27,400             200
   Dr Pepper Snapple Group*                                                             18,500             313
   Energizer Holdings*                                                                     600              30
   Estee Lauder, Cl A                                                                   10,310             254
   General Mills                                                                        34,500           1,721
   Hansen Natural*                                                                       1,000              36
   Herbalife                                                                            40,300             603
   Hershey                                                                              16,100             559
   HJ Heinz                                                                             24,474             809
   JM Smucker                                                                           10,900             406
   Kellogg                                                                              24,675             904
   Kimberly-Clark                                                                       20,535             947
   Kraft Foods, Cl A                                                                    41,539             926
   Kroger                                                                              112,421           2,386
   Lorillard                                                                               250              15
   McCormick                                                                             4,453             132
   Molson Coors Brewing, Cl B                                                            3,200             110
   NBTY*                                                                                 1,200              17
   Pepsi Bottling Group                                                                 60,000           1,328
   PepsiAmericas                                                                        18,400             317
   PepsiCo                                                                              74,647           3,843
   Philip Morris International                                                          69,265           2,465
   Procter & Gamble                                                                    224,149          10,555

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Reynolds American                                                                    35,866   $       1,285
   Safeway                                                                              41,506             838
   Sara Lee                                                                             65,800             532
   Smithfield Foods*                                                                     1,300              12
   Spartan Stores                                                                       13,100             202
   SUPERVALU                                                                            52,300             747
   SYSCO                                                                               193,355           4,409
   Tyson Foods, Cl A                                                                   164,337           1,543
   Walgreen                                                                            140,798           3,655
   Wal-Mart Stores                                                                      90,307           4,705
   Weis Markets                                                                          1,300              40
                                                                                                 -------------
                                                                                                        78,668
                                                                                                 -------------
ENERGY -- 9.4%
   Anadarko Petroleum                                                                   10,000             389
   Apache                                                                                4,200             269
   Arch Coal                                                                             1,700              23
   Baker Hughes                                                                         17,548             501
   BJ Services                                                                          13,900             138
   Cabot Oil & Gas                                                                      11,882             280
   Cameron International*                                                                1,776              39
   Chesapeake Energy                                                                    25,000             427
   Chevron                                                                             198,192          13,326
   Cimarex Energy                                                                       10,700             197
   CNX Gas*                                                                              1,840              44
   ConocoPhillips                                                                      140,779           5,513
   Consol Energy                                                                         1,000              25
   Denbury Resources*                                                                    2,100              31
   Devon Energy                                                                          4,800             215
   Diamond Offshore Drilling                                                            12,000             754
   Dresser-Rand Group*                                                                   5,000             111
   Encore Acquisition*                                                                   7,000             163
   ENSCO International                                                                   6,700             177
   EOG Resources                                                                        61,772           3,383
   Exterran Holdings*                                                                    4,300              69
   Exxon Mobil                                                                         407,731          27,766
   FMC Technologies*                                                                     1,400              44
   Forest Oil*                                                                          24,700             325
   Frontier Oil                                                                          2,100              27
   Frontline                                                                             8,700             151
   Halliburton                                                                          88,484           1,369
   Helmerich & Payne                                                                     1,600              36
   Hess                                                                                  1,245              67
   Holly                                                                                28,300             600
   Marathon Oil                                                                         20,610             542
   Massey Energy                                                                         5,800              59
   Matrix Service*                                                                      14,200             117
   Murphy Oil                                                                           40,802           1,827
   Nabors Industries*                                                                   18,500             185
   National Oilwell Varco*                                                               4,634             133
   Noble                                                                                 1,400              34
   Noble Energy                                                                            100               5


    24 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Occidental Petroleum                                                                 39,399   $       2,193
   Oceaneering International*                                                            1,200              44
   Oil States International*                                                             5,700              76
   Overseas Shipholding Group                                                           28,500             646
   Patterson-UTI Energy                                                                 60,000             538
   Peabody Energy                                                                       22,900             573
   PetroHawk Energy*                                                                    17,500             337
   Pioneer Natural Resources                                                             9,000             148
   Plains Exploration & Production*                                                     24,400             420
   Pride International*                                                                 11,000             198
   Schlumberger                                                                         45,100           1,832
   SEACOR Holdings*                                                                     11,700             682
   Smith International                                                                   7,600             163
   Southwestern Energy*                                                                 19,700             585
   Spectra Energy                                                                       18,100             256
   St. Mary Land & Exploration                                                           4,100              54
   Sunoco                                                                               26,700             707
   Superior Energy Services*                                                            13,500             174
   Tesoro                                                                               41,216             555
   Tidewater                                                                            26,800             995
   Transocean*                                                                          21,400           1,259
   Unit*                                                                                 5,000             105
   Valero Energy                                                                       101,600           1,819
   Western Refining                                                                     13,000             155
   Whiting Petroleum*                                                                    5,800             150
   Willbros Group*                                                                       5,800              56
   Williams                                                                             26,300             299
   XTO Energy                                                                           31,391             961
                                                                                                 -------------
                                                                                                        75,341
                                                                                                 -------------
FINANCIALS -- 9.3%
   Aflac                                                                               158,843           3,075
   Alexandria Real Estate Equities+                                                        100               4
   Allstate                                                                             56,460           1,081
   American Express                                                                     74,115           1,010
   American Financial Group                                                             76,314           1,225
   Ameriprise Financial                                                                 55,700           1,141
   Annaly Capital Management+                                                           22,100             307
   AON                                                                                   4,586             187
   Apartment Investment & Management,
      Cl A+                                                                                386               2
   Arch Capital Group*                                                                   1,300              70
   Arthur J. Gallagher                                                                   1,400              24
   Assurant                                                                              8,674             189
   AvalonBay Communities+                                                                  815              38
   Axis Capital Holdings                                                                30,300             683
   Bancorpsouth                                                                          5,800             121
   Bank of America                                                                     326,399           2,226
   Bank of Hawaii                                                                        6,500             214
   Bank of New York Mellon                                                             184,235           5,205
   BB&T                                                                                 27,739             469
   BlackRock                                                                             7,528             979

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Boston Properties+                                                                    2,500   $          88
   Brandywine Realty Trust+                                                             20,000              57
   BRE Properties, Cl A+                                                                 4,800              94
   Brown & Brown                                                                        12,800             242
   Camden Property Trust+                                                                  800              17
   Capital One Financial                                                                62,200             761
   Capitol Federal Financial                                                             3,200             121
   CB Richard Ellis Group, Cl A*                                                         3,900              16
   Charles Schwab                                                                      153,882           2,385
   Chubb                                                                                44,018           1,863
   Citigroup                                                                           186,254             471
   City National                                                                         2,900              98
   CME Group                                                                            12,150           2,994
   CNA Financial                                                                         2,600              24
   Colonial Properties Trust+                                                            7,400              28
   Comerica                                                                                300               6
   Commerce Bancshares                                                                   4,090             148
   Compass Diversified Holdings                                                          1,900              17
   Credicorp                                                                            29,700           1,391
   Cullen/Frost Bankers                                                                  4,900             230
   Delphi Financial Group, Cl A                                                         11,700             157
   Digital Realty Trust+                                                                   800              27
   Discover Financial Services                                                          24,100             152
   Duke Realty+                                                                         30,700             169
   Eaton Vance                                                                           1,900              43
   Endurance Specialty Holdings                                                         47,100           1,175
   Equity Residential+                                                                   7,200             132
   Essex Property Trust+                                                                 2,400             138
   Fidelity National Financial, Cl A                                                       500              10
   First Horizon National                                                                5,788              62
   Franklin Resources                                                                   23,881           1,287
   Fulton Financial                                                                      6,200              41
   Goldman Sachs Group                                                                  23,624           2,505
   Hanover Insurance Group                                                               3,300              95
   Hartford Financial Services Group                                                    23,103             181
   HCC Insurance Holdings                                                                6,900             174
   HCP+                                                                                  6,400             114
   Health Care+                                                                          3,700             113
   Hospitality Properties Trust+                                                         2,987              36
   Host Hotels & Resorts+                                                               43,100             169
   HRPT Properties Trust+                                                                3,900              12
   Hudson City Bancorp                                                                 147,000           1,718
   IntercontinentalExchange*                                                            40,100           2,986
   Investment Technology Group*                                                         17,400             444
   Janus Capital Group                                                                  30,954             206
   Jefferies Group                                                                       7,200              99
   JPMorgan Chase                                                                      183,142           4,868
   Keycorp                                                                               1,100               9
   Kilroy Realty+                                                                          300               5
   Knight Capital Group, Cl A*                                                          36,300             535
   LaSalle Hotel Properties+                                                            14,700              86
   Lazard, Cl A                                                                            600              18


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Leucadia National                                                                    14,900   $         222
   Liberty Property Trust+                                                              12,400             235
   Lincoln National                                                                     13,800              92
   Loews                                                                                34,857             770
   M&T Bank                                                                              2,600             118
   Mack-Cali Realty+                                                                     2,700              54
   Marsh & McLennan                                                                     22,797             462
   MBIA*                                                                                 2,900              13
   Mercury General                                                                       4,400             131
   MetLife                                                                              21,342             486
   Moody's                                                                              54,100           1,240
   Morgan Stanley                                                                       35,162             801
   MVC Capital                                                                           2,300              19
   Nationwide Health Properties+                                                           200               4
   New York Community Bancorp                                                           19,200             215
   Northern Trust                                                                       28,646           1,714
   NYSE Euronext                                                                        79,300           1,419
   Odyssey Re Holdings                                                                   2,200              83
   People's United Financial                                                             3,200              58
   Platinum Underwriters Holdings                                                       19,800             561
   Plum Creek Timber+                                                                      800              23
   PNC Financial Services Group                                                         26,246             769
   Principal Financial Group                                                            16,422             134
   Progressive                                                                          15,100             203
   Prologis+                                                                            16,500             107
   Protective Life                                                                       1,600               8
   Prudential Financial                                                                 27,900             531
   Public Storage+                                                                      11,563             639
   Ramco-Gershenson Properties+                                                          4,300              28
   Raymond James Financial                                                               9,900             195
   Rayonier+                                                                            38,165           1,153
   Regions Financial                                                                    15,484              66
   RenaissanceRe Holdings                                                                  800              40
   Simon Property Group+                                                                   954              33
   SL Green Realty+                                                                      8,000              86
   SLM*                                                                                 25,600             127
   St. Joe*                                                                              8,400             140
   StanCorp Financial Group                                                             18,700             426
   State Street                                                                         75,761           2,332
   SunTrust Banks                                                                          821              10
   Synovus Financial                                                                     4,700              15
   T. Rowe Price Group                                                                   3,854             111
   TCF Financial                                                                         2,600              31
   TD Ameritrade Holding*                                                               48,400             668
   TFS Financial                                                                        30,127             365
   Torchmark                                                                             1,171              31
   Travelers                                                                            60,452           2,457
   UDR+                                                                                 14,156             122
   United America Indemnity, Cl A*                                                       7,000              28
   Unum Group                                                                           19,600             245
   US Bancorp                                                                          112,591           1,645

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Valley National Bancorp                                                              20,955   $         259
   Ventas+                                                                               2,300              52
   Vornado Realty Trust+                                                                 1,500              50
   Webster Financial                                                                     4,700              20
   Weingarten Realty Investors+                                                            700               7
   Wells Fargo                                                                         296,005           4,215
   White Mountains Insurance Group                                                         300              52
   World Acceptance*                                                                     4,300              74
   WR Berkley                                                                           53,800           1,213
   Zions Bancorporation                                                                  3,200              31
                                                                                                 -------------
                                                                                                        74,505
                                                                                                 -------------
HEALTH CARE -- 12.7%
   Abbott Laboratories                                                                  52,775           2,517
   Aetna                                                                               178,154           4,335
   Allergan                                                                             92,000           4,394
   American Medical Systems Holdings*                                                   15,200             170
   AmerisourceBergen                                                                   116,861           3,817
   Amgen*                                                                              125,272           6,203
   Baxter International                                                                 20,489           1,049
   Becton Dickinson                                                                     15,921           1,071
   Biogen Idec*                                                                         39,900           2,092
   Boston Scientific*                                                                   15,900             126
   Bristol-Myers Squibb                                                                 97,167           2,130
   C.R. Bard                                                                             5,800             462
   Cantel Medical*                                                                       4,400              57
   Cardinal Health                                                                     111,256           3,502
   Celgene*                                                                             19,906             884
   Cephalon*                                                                             3,400             231
   Cigna                                                                                 1,091              19
   Community Health Systems*                                                             2,700              41
   Computer Programs & Systems                                                             900              30
   Covance*                                                                              2,500              89
   Coventry Health Care*                                                                22,400             290
   Covidien                                                                             24,100             801
   DaVita*                                                                               6,700             295
   Dentsply International                                                                3,600              97
   Edwards Lifesciences*                                                                 6,900             418
   Eli Lilly                                                                            43,489           1,453
   Endo Pharmaceuticals Holdings*                                                       26,600             470
   Enzon Pharmaceuticals*                                                               19,600             119
   Express Scripts*                                                                     22,400           1,034
   Forest Laboratories*                                                                 87,100           1,913
   Gen-Probe*                                                                            9,700             442
   Genzyme*                                                                              5,802             345
   Gilead Sciences*                                                                    122,660           5,682
   Hill-Rom Holdings                                                                     7,800              77
   HLTH*                                                                                14,300             148
   Hospira*                                                                              8,400             259
   Humana*                                                                              13,400             350
   Idexx Laboratories*                                                                     800              28


    26 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Illumina*                                                                             5,992   $         223
   IMS Health                                                                           19,800             247
   Intuitive Surgical*                                                                   6,000             572
   Invacare                                                                              6,400             103
   Inverness Medical Innovations*                                                        1,400              37
   Johnson & Johnson                                                                   155,670           8,188
   Kindred Healthcare*                                                                   1,300              20
   King Pharmaceuticals*                                                                38,400             272
   Laboratory Corp of America Holdings*                                                    245              14
   Life Technologies*                                                                    1,197              39
   LifePoint Hospitals*                                                                  7,100             148
   Lincare Holdings*                                                                    41,300             900
   Martek Biosciences                                                                    1,200              22
   Masimo*                                                                              10,900             316
   McKesson                                                                             90,473           3,170
   Medco Health Solutions*                                                             134,734           5,570
   Medtronic                                                                            95,992           2,829
   Merck                                                                               112,588           3,012
   Mylan Laboratories*                                                                   4,200              56
   Noven Pharmaceuticals*                                                                5,000              47
   Novo Nordisk ADR                                                                     29,900           1,435
   Omnicare                                                                             38,700             948
   PerkinElmer                                                                          10,300             131
   Pfizer                                                                              506,917           6,904
   Pharmaceutical Product Development                                                    3,800              90
   Quest Diagnostics                                                                    29,200           1,386
   Resmed*                                                                               5,800             205
   Schering-Plough                                                                      84,348           1,986
   Sepracor*                                                                             3,368              49
   St. Jude Medical*                                                                       500              18
   STERIS                                                                               15,500             361
   Stryker                                                                              48,268           1,643
   Synovis Life Technologies*                                                            2,100              29
   Techne                                                                                2,100             115
   Tenet Healthcare*                                                                    93,449             108
   Thermo Fisher Scientific*                                                             5,512             197
   UnitedHealth Group                                                                  280,500           5,871
   Universal Health Services, Cl B                                                       5,400             207
   Varian Medical Systems*                                                               4,300             131
   VCA Antech*                                                                           1,300              29
   Vertex Pharmaceuticals*                                                               6,900             198
   Viropharma*                                                                           7,200              38
   Warner Chilcott, Cl A*                                                               37,700             397
   Waters*                                                                                 700              26
   Watson Pharmaceuticals*                                                                 400              13
   WellPoint*                                                                           52,700           2,001
   Wyeth                                                                                54,855           2,361
   Zimmer Holdings*                                                                     21,900             799
                                                                                                 -------------
                                                                                                       100,901
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
INDUSTRIALS -- 8.4%
   3M                                                                                   15,545   $         773
   AGCO*                                                                                72,099           1,413
   Allegiant Travel*                                                                    12,200             555
   American Science & Engineering                                                        1,900             106
   Ametek                                                                                  600              19
   AMR*                                                                                  7,400              23
   Avery Dennison                                                                          200               4
   Beacon Roofing Supply*                                                               24,100             323
   Boeing                                                                               42,059           1,496
   Brink's                                                                                 700              19
   Bucyrus International, Cl A                                                             400               6
   Burlington Northern Santa Fe                                                         22,400           1,347
   C.H. Robinson Worldwide                                                              39,106           1,784
   Carlisle                                                                              6,500             127
   Caterpillar                                                                          51,300           1,434
   Columbus McKinnon*                                                                    6,200              54
   Continental Airlines, Cl B*                                                          15,000             132
   Con-way                                                                               2,700              48
   Cooper Industries, Cl A                                                               4,900             127
   Corrections Corp of America*                                                            200               3
   CSX                                                                                  59,142           1,529
   Cummins                                                                              58,500           1,489
   Danaher                                                                                  45               3
   Deere                                                                                 7,700             253
   Delta Air Lines*                                                                     14,200              80
   Dover                                                                                68,800           1,815
   Dun & Bradstreet                                                                      3,974             306
   Emerson Electric                                                                     27,100             774
   EnPro Industries*                                                                       900              15
   Expeditors International of Washington                                               70,000           1,980
   Fastenal                                                                             16,900             543
   FedEx                                                                                 1,900              85
   First Solar*                                                                          1,700             226
   Flowserve                                                                             2,200             124
   Fluor                                                                                66,875           2,310
   Foster Wheeler*                                                                      29,000             507
   FTI Consulting*                                                                         300              15
   Gardner Denver*                                                                       3,600              78
   GATX                                                                                  7,800             158
   General Cable*                                                                        2,500              49
   General Dynamics                                                                     46,583           1,937
   General Electric                                                                    631,756           6,387
   Goodrich                                                                             30,100           1,141
   Graco                                                                                 9,800             167
   Granite Construction                                                                 15,600             585
   Harsco                                                                               29,698             658
   Honeywell International                                                               3,021              84
   Hubbell, Cl B                                                                         3,700             100
   IDEX                                                                                 11,800             258


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Illinois Tool Works                                                                   6,900   $         213
   Ingersoll-Rand, Cl A                                                                  3,053              42
   ITT                                                                                  16,018             616
   Jacobs Engineering Group*                                                            31,340           1,212
   JB Hunt Transport Services                                                            9,400             227
   John Bean Technologies                                                                  957              10
   Kansas City Southern*                                                                11,800             150
   KBR                                                                                  74,970           1,035
   Kennametal                                                                           10,800             175
   L-3 Communications Holdings                                                          20,100           1,363
   Ladish*                                                                               3,200              23
   Landstar System                                                                       5,200             174
   Lincoln Electric Holdings                                                             7,400             235
   Lockheed Martin                                                                      51,291           3,541
   Manpower                                                                              2,900              91
   McDermott International*                                                              2,400              32
   MSC Industrial Direct, Cl A                                                           6,400             199
   Navistar International*                                                              21,300             713
   Norfolk Southern                                                                     50,800           1,715
   Northrop Grumman                                                                     49,506           2,160
   Pall                                                                                  2,400              49
   Pentair                                                                              13,300             288
   Pitney Bowes                                                                          4,500             105
   Polypore International*                                                               9,300              37
   Precision Castparts                                                                   4,472             268
   Quanta Services*                                                                     55,400           1,188
   Raytheon                                                                             72,511           2,824
   Republic Services                                                                    17,735             304
   Robert Half International                                                             2,600              46
   Roper Industries                                                                      2,100              89
   Ryder System                                                                         13,200             374
   Shaw Group*                                                                          35,300             968
   Southwest Airlines                                                                  233,276           1,477
   Steelcase, Cl A                                                                       6,000              30
   Stericycle*                                                                           1,570              75
   Sunpower, Cl A*                                                                       3,900              93
   Teleflex                                                                              6,700             262
   Thomas & Betts*                                                                      29,200             731
   Timken                                                                               52,671             735
   Trinity Industries                                                                   17,600             161
   Tyco International                                                                   23,600             462
   Union Pacific                                                                        63,378           2,605
   United Parcel Service, Cl B                                                          66,059           3,251
   United Rentals*                                                                       6,500              27
   United Technologies                                                                  16,004             688
   URS*                                                                                  2,700             109
   UTI Worldwide                                                                         3,100              37
   Walter Industries                                                                     2,200              50
   Waste Management                                                                     30,800             789
   WESCO International*                                                                 29,700             538
   WW Grainger                                                                           8,500             597
                                                                                                 -------------
                                                                                                        66,632
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
INFORMATION TECHNOLOGY -- 18.8%
   Accenture, Cl A                                                                     119,178   $       3,276
   Activision Blizzard*                                                                  7,400              77
   Acxiom                                                                               31,200             231
   Adobe Systems*                                                                       57,400           1,228
   Affiliated Computer Services, Cl A*                                                   8,200             393
   Alliance Data Systems*                                                                8,200             303
   Altera                                                                               30,400             533
   Amdocs*                                                                               5,100              94
   Amphenol, Cl A                                                                        2,300              66
   Analog Devices                                                                       22,000             424
   Anixter International*                                                               24,400             773
   Apple*                                                                               69,148           7,269
   Arris Group*                                                                         20,100             148
   Automatic Data Processing                                                            18,101             636
   Avnet*                                                                               29,100             510
   AVX                                                                                  14,751             134
   BigBand Networks*                                                                     4,300              28
   BMC Software*                                                                        10,300             340
   Brightpoint*                                                                          8,700              37
   Broadcom, Cl A*                                                                      10,300             206
   CA                                                                                  106,800           1,881
   Cisco Systems*                                                                      552,605           9,267
   Cognizant Technology Solutions, Cl A*                                                 1,300              27
   CommScope*                                                                            4,700              53
   Computer Sciences*                                                                   42,800           1,577
   Compuware*                                                                           29,300             193
   Convergys*                                                                           13,600             110
   Corning                                                                             171,849           2,281
   Cypress Semiconductor*                                                                4,500              30
   Dell*                                                                               327,858           3,108
   Diebold                                                                              39,900             852
   DSP Group*                                                                            6,900              30
   DST Systems*                                                                          5,400             187
   Earthlink*                                                                           33,000             217
   eBay*                                                                               324,420           4,075
   Electronic Arts*                                                                    106,932           1,945
   EMC*                                                                                208,700           2,379
   Equinix*                                                                                600              34
   F5 Networks*                                                                         30,200             633
   Factset Research Systems                                                              1,600              80
   Fidelity National Information Services                                                  646              12
   Global Payments                                                                       2,200              73
   Google, Cl A*                                                                        26,475           9,215
   Harris                                                                               18,400             533
   Hewitt Associates, Cl A*                                                             55,700           1,658
   Hewlett-Packard                                                                     316,719          10,154
   Ingram Micro, Cl A*                                                                   3,500              44
   Integrated Device Technology*                                                       111,600             508
   Intel                                                                               408,142           6,142
   Interactive Intelligence*                                                             3,600              33
   InterDigital*                                                                         3,300              85


    28 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   International Business Machines                                                      79,062   $       7,660
   Intuit*                                                                             100,300           2,708
   Itron*                                                                                2,900             137
   j2 Global Communications*                                                             1,400              30
   Jabil Circuit                                                                        21,100             117
   Lam Research*                                                                         1,200              27
   Lexmark International, Cl A*                                                          1,400              23
   Linear Technology                                                                    23,400             538
   LSI Logic*                                                                           11,100              34
   Marvell Technology Group*                                                           123,559           1,132
   Mastercard, Cl A                                                                     22,848           3,827
   McAfee*                                                                               9,400             315
   Metavante Technologies*                                                               7,900             158
   Microchip Technology                                                                 13,500             286
   Microsoft                                                                           906,754          16,657
   Molex                                                                                34,360             472
   Motorola                                                                             23,025              97
   National Instruments                                                                  7,100             133
   National Semiconductor                                                               24,700             254
   NCR*                                                                                 25,000             199
   NetApp*                                                                               6,400              95
   NeuStar, Cl A*                                                                       53,900             903
   Nokia ADR                                                                            74,900             874
   Nvidia*                                                                               2,800              28
   Oracle                                                                              139,508           2,521
   Paychex                                                                              33,700             865
   QLogic*                                                                             112,400           1,250
   Qualcomm                                                                            167,800           6,529
   Quest Software*                                                                       2,300              29
   Rambus*                                                                                 200               2
   Red Hat*                                                                             12,100             216
   RightNow Technologies*                                                               11,100              84
   SAIC*                                                                                 4,100              76
   SanDisk*                                                                              3,300              42
   Silicon Laboratories*                                                                 8,200             216
   Sohu.com*                                                                             1,200              49
   Sybase*                                                                              37,200           1,127
   Symantec*                                                                           183,656           2,744
   Synaptics*                                                                           27,400             733
   Synopsys*                                                                            15,291             317
   Tech Data*                                                                            2,123              46
   Teradata*                                                                            95,000           1,541
   Texas Instruments                                                                   315,630           5,211
   Trimble Navigation*                                                                   9,700             148
   Tyco Electronics                                                                     13,800             153
   Valueclick*                                                                          10,300              88
   Varian Semiconductor Equipment
      Associates*                                                                        1,300              28
   VeriSign*                                                                           132,000           2,491
   Visa, Cl A                                                                          128,820           7,162
   VMware, Cl A*                                                                         4,500             106
   Volterra Semiconductor*                                                              10,700              90

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Western Union                                                                        58,157   $         731
   Xerox                                                                                95,640             435
   Xilinx                                                                               42,100             807
   Yahoo!*                                                                             234,900           3,009
   Zebra Technologies, Cl A*                                                             1,000              19
                                                                                                 -------------
                                                                                                       149,691
                                                                                                 -------------
MATERIALS -- 2.5%
   Air Products & Chemicals                                                                100               6
   Airgas                                                                                1,100              37
   AK Steel Holding                                                                      5,600              40
   Alpha Natural Resources*                                                              8,300             147
   Ashland                                                                             216,916           2,241
   Ball                                                                                  4,300             187
   Bemis                                                                                39,200             822
   Cabot                                                                                21,154             222
   Cliffs Natural Resources                                                             10,700             194
   Commercial Metals                                                                    33,400             386
   Crown Holdings*                                                                       1,000              23
   Dow Chemical                                                                         89,800             757
   E.I. Du Pont de Nemours                                                              13,900             310
   Eagle Materials                                                                       4,700             114
   Ecolab                                                                                2,274              79
   FMC                                                                                   5,700             246
   Freeport-McMoRan Copper & Gold, Cl B                                                    800              30
   Kaiser Aluminum                                                                       7,600             176
   Koppers Holdings                                                                      5,000              73
   Lubrizol                                                                             33,600           1,143
   Martin Marietta Materials                                                               400              32
   MeadWestvaco                                                                          5,800              70
   Monsanto                                                                             21,012           1,746
   Mosaic                                                                               29,689           1,246
   Nalco Holding                                                                        38,500             503
   Newmont Mining                                                                       14,997             671
   Nucor                                                                                14,900             569
   Olympic Steel                                                                         2,400              36
   Packaging Corp of America                                                             7,100              92
   Pactiv*                                                                               1,200              17
   PPG Industries                                                                       17,900             660
   Praxair                                                                              33,015           2,222
   Reliance Steel & Aluminum                                                            44,400           1,169
   Rockwood Holdings*                                                                    9,500              75
   Rohm & Haas                                                                           1,552             122
   RPM International                                                                     3,900              50
   Sealed Air                                                                            3,600              50
   Sigma-Aldrich                                                                         2,100              79
   Sonoco Products                                                                      46,000             965
   Southern Copper                                                                         900              16
   Steel Dynamics                                                                        3,300              29
   Syngenta ADR                                                                         36,800           1,476
   Terra Industries                                                                      9,712             273


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Titanium Metals                                                                       2,745   $          15
   United States Steel                                                                   1,800              38
   Valspar                                                                              13,000             260
   Vulcan Materials                                                                      5,100             226
                                                                                                 -------------
                                                                                                        19,940
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 2.8%
   AT&T                                                                                376,902           9,498
   Atlantic Telegraph-Network                                                            1,200              23
   CenturyTel                                                                           17,600             495
   Crown Castle International*                                                         103,500           2,113
   Embarq                                                                                7,600             288
   Frontier Communications                                                              62,611             449
   Leap Wireless International*                                                          4,600             160
   NII Holdings*                                                                        16,000             240
   NTELOS Holdings                                                                      11,500             209
   SBA Communications, Cl A*                                                             1,300              30
   Sprint Nextel*                                                                      211,694             756
   Telephone & Data Systems                                                              4,300             114
   US Cellular*                                                                         23,508             784
   Verizon Communications                                                              237,586           7,175
   Windstream                                                                            8,452              68
                                                                                                 -------------
                                                                                                        22,402
                                                                                                 -------------
UTILITIES -- 3.0%
   AES*                                                                                548,273           3,185
   Alliant Energy                                                                       37,609             929
   Ameren                                                                               18,300             424
   American Electric Power                                                              32,700             826
   American Water Works                                                                 17,200             331
   Aqua America                                                                          1,700              34
   Atmos Energy                                                                         14,600             337
   Calpine*                                                                            149,800           1,020
   CMS Energy                                                                            5,100              61
   Consolidated Edison                                                                   7,000             277
   Dominion Resources                                                                   11,494             356
   DTE Energy                                                                           27,700             767
   Edison International                                                                 35,600           1,025
   El Paso Electric*                                                                     5,100              72
   Energy                                                                               68,200             640
   Entergy                                                                               9,600             654
   Exelon                                                                               28,526           1,295
   FirstEnergy                                                                          35,665           1,377
   FPL Group                                                                             2,300             117
   Hawaiian Electric Industries                                                         24,800             341
   Integrys Energy Group                                                                 4,100             107
   MDU Resources Group                                                                  29,100             470
   Mirant*                                                                              16,900             193
   National Fuel Gas                                                                     4,200             129
   NiSource                                                                             16,700             164
   NRG Energy*                                                                          35,155             619
   NSTAR                                                                                 3,100              99

                                                                                  Shares/Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   OGE Energy                                                                            1,400   $          33
   Oneok                                                                                20,900             473
   Pepco Holdings                                                                       41,600             519
   PG&E                                                                                  6,036             231
   Pinnacle West Capital                                                                 3,200              85
   PPL                                                                                  76,276           2,190
   Progress Energy                                                                       3,000             109
   Public Service Enterprise Group                                                      75,502           2,225
   Questar                                                                                 700              21
   Reliant Energy*                                                                      32,029             102
   SCANA                                                                                 2,200              68
   Sempra Energy                                                                        36,663           1,695
   Southern                                                                              5,927             181
   Southern Union                                                                        2,300              35
   TECO Energy                                                                          14,000             156
   UGI                                                                                   5,300             125
   Vectren                                                                               1,200              25
   Wisconsin Energy                                                                        600              25
   Xcel Energy                                                                             171               3
                                                                                                 -------------
                                                                                                        24,150
                                                                                                 -------------
Total Common Stock
   (Cost $817,340) ($ Thousands)                                                                       675,621
                                                                                                 -------------
EXCHANGE TRADED FUND -- 0.1%
   Russell 1000 Index Fund                                                              10,000             433
                                                                                                 -------------
Total Exchange Traded Fund
   (Cost $425) ($ Thousands)                                                                               433
                                                                                                 -------------
MORTGAGE-BACKED SECURITIES -- 7.4%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.2%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35 (A)                                                    $       1,838             207
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35 (A)                                                              908             101
   FNMA CMO, Cl TA
         5.500%, 03/25/22                                                                  224             224
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
         5.000%, 11/01/35 (A)                                                              337              36
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35 (A)                                                            7,231             822
   FNMA TBA
      6.500%, 04/30/37                                                                  15,100          15,902
      6.000%, 04/30/20 to 04/01/32                                                      22,850          23,876
                                                                                                 -------------
                                                                                                        41,168
                                                                                                 -------------


    30 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.2%
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3
         5.100%, 12/25/35 (B)                                                    $       1,078   $         576
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4
         5.889%, 07/10/44 (B)                                                            1,854           1,175
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.725%, 03/25/49 (B)                                                            3,249           2,436
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         4.972%, 12/25/34 (B)                                                              173             107
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
         5.078%, 11/25/34 (B)                                                              331             202
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         5.826%, 06/15/38 (B)                                                            2,381           1,604
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                                                5,600           3,570
   Downey Savings & Loan Association
      Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         1.156%, 01/19/45 (B)                                                              265              19
   First Horizon Mortgage Pass-Through,
      Ser 2006-AR3, Cl 1A1
         5.650%, 11/25/36 (B)                                                              591             390
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7, Cl AM
         5.914%, 07/10/38 (B)                                                            2,100           1,033
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1
         1.122%, 03/25/35 (B)                                                              208             121
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         1.222%, 05/25/46 (B)                                                              165              --
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-LDP9, Cl A3
         5.336%, 05/15/47                                                                1,155             770
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         4.770%, 07/25/35 (B)                                                              344             167
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A
         5.038%, 02/25/36 (B)                                                            1,032             599
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6
         5.243%, 11/12/37 (B)                                                            2,316           1,792

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.266%, 02/12/51 (B)                                                    $         756   $         341
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.447%, 11/25/37 (B)                                                            1,619             781
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47                                                                1,431           1,201
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.922%, 02/25/46 (B)                                                              292              31
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4
         1.190%, 04/25/46 (B)                                                              251               3
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5
         1.250%, 04/25/46 (B)                                                              251               3
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.203%, 12/25/34 (B)                                                            1,004             664
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         0.672%, 05/25/36 (B)                                                              300             131
                                                                                                 -------------
                                                                                                        17,716
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $70,363) ($ Thousands)                                                                         58,884
                                                                                                 -------------
ASSET-BACKED SECURITIES -- 2.0%
MORTGAGE RELATED SECURITIES -- 0.8%
   ACE Securities, Ser 2003-OP1,
      Cl M1
         1.222%, 12/25/33 (B)                                                              500             250
   ACE Securities, Ser 2005-HE7,
      Cl A2D
         0.852%, 11/25/35 (B)                                                              800             373
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         1.572%, 01/25/34 (B)                                                               38              13
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.872%, 03/25/33 (B)                                                              358             153
   Argent Securities, Ser 2003-W5,
      Cl M1
         1.222%, 10/25/33 (B)                                                              250             126
   Argent Securities, Ser 2003-W9,
      Cl M1
         1.212%, 03/25/34 (B)                                                              343             153
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35                                                                  132             126


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 31

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1
         1.681%, 09/15/33 (B)                                                    $         531   $         314
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         0.682%, 08/25/36 (B)                                                            1,300             590
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                                                  844             656
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2
         2.922%, 10/25/33 (B)                                                              217             125
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3
         0.672%, 10/25/36 (B)                                                              250              97
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1
         5.500%, 01/25/37                                                                1,951             299
   Irwin Home Equity, Ser 2007-1,
      Cl 2A1
         0.620%, 08/25/37 (B) (C)                                                        2,949             826
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         1.542%, 10/25/33 (B)                                                              548             294
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.172%, 08/25/33 (B)                                                               89              44
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         0.642%, 02/25/38 (B)                                                            1,375           1,180
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3
         0.842%, 01/25/36 (B)                                                              800             450
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1
         4.500%, 03/25/37 (B) (C)                                                        1,315             236
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl A1
         4.500%, 05/25/37 (B) (C)                                                        1,397             328
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A1
         4.500%, 07/25/37 (B)                                                              693             101
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         3.522%, 05/25/34 (B) (C)                                                          181              29
                                                                                                 -------------
                                                                                                         6,763
                                                                                                 -------------

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
OTHER ASSET-BACKED SECURITIES -- 1.2%
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2
         2.074%, 01/25/34 (B)                                                    $         243   $         109
   Countrywide Asset-Backed
      Certificates, Ser 2005-7, Cl MV8
         1.972%, 11/25/35 (B)                                                              250              15
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB2,
      Cl M1
         0.962%, 04/25/36 (B)                                                               83              51
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF11, Cl M1
         0.720%, 08/25/36 (B)                                                            3,500              74
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF14, Cl A2
         0.582%, 10/25/36 (B)                                                            1,293           1,066
   GSAMP Trust, Ser 2007-HE2,
      Cl A2A
         0.590%, 03/25/47 (B)                                                            1,419           1,134
   Lehman XS Trust, Ser 2006-12N,
      Cl M5
         1.122%, 08/25/46 (B)                                                              150              --
   Lehman XS Trust, Ser 2006-2N,
      Cl M5
         1.672%, 02/25/46 (B)                                                              240               1
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         0.992%, 08/25/35 (B)                                                              700             337
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         0.852%, 01/25/46 (B)                                                              560             260
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         0.822%, 02/25/37 (B)                                                            1,915             164
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         0.842%, 11/25/35 (B)                                                            1,600           1,006
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.672%, 02/25/46 (B) (C)                                                        1,000             447
   Saco I Trust, Ser 2005-10, Cl 2A1
         0.782%, 01/25/36 (B)                                                            2,144             892
   Securitized Asset-Backed
      Receivables Trust LLC,
      Ser 2005-HE1, Cl A3C
         0.852%, 10/25/35 (B)                                                              364             296


    32 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount
                                                                                 ($ Thousands)    Market Value
Description                                                                         /Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   SLM Student Loan Trust,
      Ser 2006-C, Cl C
         1.450%, 12/15/39 (B)                                                    $       1,000   $         458
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         3.522%, 06/25/33 (B)                                                              129              65
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4
         0.652%, 02/25/37 (B)                                                            1,400             406
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B
         1.399%, 04/25/40 (B) (C)                                                        3,200           2,697
                                                                                                 -------------
                                                                                                         9,478
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $37,614) ($ Thousands)                                                                         16,241
                                                                                                 -------------
CORPORATE OBLIGATIONS -- 0.0%
FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17                                                                  115              84
   Shinsei Finance Cayman
         6.418%, 01/29/49 (B) (C)                                                          400              69
                                                                                                 -------------
Total Corporate Obligations
   (Cost $515) ($ Thousands)                                                                               153
                                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
   FHLMC
         2.171%, 04/13/09 (E)                                                            8,379           8,379
   FNMA
         2.401%, 05/08/09 (E)                                                            2,250           2,249
                                                                                                 -------------
Total U.S. Government Agency Obligations
   (Cost $10,617) ($ Thousands)                                                                         10,628
                                                                                                 -------------
CASH EQUIVALENT -- 6.9%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                              55,322,196          55,322
                                                                                                 -------------
Total Cash Equivalent
   (Cost $55,322) ($ Thousands)                                                                         55,322
                                                                                                 -------------

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills
         0.170%, 06/11/09 (D) (E)                                                $       1,300   $       1,300
         0.249%, 05/28/09 (D) (E)                                                          325             325
         0.619%, 10/22/09 (D) (E)                                                        1,270           1,267
         0.112%, 06/18/09 (D) (E)                                                        1,500           1,498
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $4,389) ($ Thousands)                                                                           4,390
                                                                                                 -------------
Total Investments -- 103.1%
   (Cost $996,585) ($ Thousands)                                                                 $     821,672
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                             NUMBER OF                   UNREALIZED
TYPE OF                      CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                   LONG (SHORT)      DATE      ($ THOUSANDS)
--------                   ------------   ----------   -------------
S&P Index E-MINI                181        Jun-2009        $  311
S&P Composite Index             441        Jun-2009         7,904
S&P Mid 400 Index E-MINI        178        Jun-2009           989
                                                           ------
                                                           $9,204
                                                           ======


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 33

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

March 31, 2009

A summary of outstanding swap agreements held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                      CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                                                            (PAYS)/                  NOTIONAL    NET UNREALIZED
                                                                BUY/SELL   RECEIVES  TERMINATION      AMOUNT      APPRECIATION
COUNTERPARTY               REFERENCE ENTITY/OBLIGATION         PROTECTION    RATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)
------------         ----------------------------------------  ----------  --------  -----------  -------------  --------------
Bank of America      CDX.NA.IG 11 Index                            Buy      (1.50)     12/20/13        $2,250         $   16
Bank of America      MeadWestvaco Corp., 6.850%, 04/01/12          Buy      (0.48)     12/20/11           750             17
Bank of America      Radian Group Inc., 7.750%, 06/01/11           Buy      (0.39)     12/20/13           750            347
Bank of America      Southwest Airlines Co, 6.500%, 03/01/12       Buy      (1.40)     06/20/13           750             43
Bank of America      The Limited Inc., 6.125%, 12/01/12            Buy      (0.48)     12/20/11           750             84
Bank of America      TJX Cos. Inc., 7.450%, 12/15/09               Buy      (0.19)     12/20/11           750             19
Goldman Sachs        CDX.NA.IG 11 Index                            Buy      (1.50)     12/20/13         5,750            100
Goldman Sachs        CDX.NA.IG 9 Index                             Buy      (0.60)     12/20/12         1,220             46
JPMorgan Chase Bank  CDX.NA.IG 11 Index                            Buy      (1.50)     12/20/13         8,500            178
JPMorgan Chase Bank  Hasbro Inc., 2.750%, 12/01/21                 Buy      (0.39)     12/20/11           750             33
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14        Buy      (0.77)     12/20/11           750            105
JPMorgan Chase Bank  Nordstrom Inc., 6.950%, 03/15/28              Buy      (0.28)     12/20/13           750             72
JPMorgan Chase Bank  Radian Group Inc., 7.750%, 06/01/11           Buy      (0.39)     12/20/13           750            309
JPMorgan Chase Bank  Southwest Airlines Co., 6.500%, 03/01/12      Buy      (0.27)     12/20/11           750             82
Merrill Lynch        MDC Holdings Inc., 5.500%, 05/15/13           Buy      (0.90)     12/20/11           750              5
Merrill Lynch        Nordstrom Inc., 6.950%, 03/15/28              Buy      (0.28)     12/20/13           750             72
Merrill Lynch        Southwest Airlines Co, 6.500%, 03/01/12       Buy      (0.27)     12/20/11           750             82
                                                                                                                      ------
                                                                                                                      $1,610
                                                                                                                      ======

                                                     TOTAL RETURN SWAP
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 NOTIONAL    NET UNREALIZED
                                                                                 TERMINATION      AMOUNT      APPRECIATION
COUNTERPARTY   REFERENCE ENTITY/OBLIGATION    FUND PAYS    FUND RECEIVES             DATE     ($ THOUSANDS)   ($ THOUSANDS)
------------   ---------------------------  -------------  --------------------  -----------  -------------  --------------
JPMorgan       BAS AAA 10YR                 Negative       Initial Index Spread
   Chase Bank  CMBS Daily Index             Spread Return  Minus 150 Bps           03/31/09        $5,000           $333
                                                                                                                    ====

Percentages are based on Net Assets of $797,027 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Investment (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2009.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Security, or portion thereof has been pledged as collateral on open futures contracts.

(E)  The rate reported is the effective yield at the time of purchase.

ABS -- Asset-Based Security

ADR -- American Depositary Receipt

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

IO -- Interest Only -- face amount represents notional amount

LLC -- Limited Liability Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    34 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

S&P 500 Index Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Affiliated Partnership       18.0%
Information Technology       14.5%
Health Care                  12.3%
Energy                       10.5%
Consumer Staples             10.3%
Financials                    8.7%
Industrials                   7.8%
Consumer Discretionary        7.1%
Utilities                     3.5%
Telecommunication Services    3.2%
Materials                     2.7%
Cash Equivalents              1.2%
U.S. Treasury Obligations     0.2%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 98.9%
CONSUMER DISCRETIONARY -- 8.7%
   Abercrombie & Fitch, Cl A (A)                                                        10,500   $         250
   Amazon.com* (A)                                                                      43,200           3,172
   Apollo Group, Cl A* (A)                                                              14,503           1,136
   Autonation* (A)                                                                      11,626             161
   Autozone* (A)                                                                         5,194             845
   Bed Bath & Beyond* (A)                                                               35,433             877
   Best Buy (A)                                                                         45,841           1,740
   Big Lots* (A)                                                                         9,013             187
   Black & Decker                                                                        7,809             246
   Carnival (A)                                                                         59,384           1,283
   CBS, Cl B                                                                            84,101             323
   Centex                                                                               16,644             125
   Coach*                                                                               44,010             735
   Comcast, Cl A                                                                       386,244           5,268
   Darden Restaurants                                                                   18,813             644
   DIRECTV Group*                                                                       71,500           1,630
   DR Horton (A)                                                                        38,649             375
   Eastman Kodak (A)                                                                    31,610             120
   Expedia*                                                                             24,200             220
   Family Dollar Stores (A)                                                             19,222             642
   Ford Motor* (A)                                                                     326,780             859
   Fortune Brands                                                                       20,819             511
   GameStop, Cl A*                                                                      22,600             633
   Gannett (A)                                                                          28,647              63
   Gap                                                                                  63,731             828
   General Motors (A)                                                                   67,248             130
   Genuine Parts (A)                                                                    21,936             655
   Goodyear Tire & Rubber* (A)                                                          31,593             198
   H&R Block                                                                            46,404             844
   Harley-Davidson (A)                                                                  27,608             370
   Harman International Industries                                                       7,900             107
   Hasbro                                                                               15,591             391
   Home Depot (A)                                                                      227,364           5,357
   International Game Technology                                                        35,056             323
   Interpublic Group* (A)                                                               55,901             230
   J.C. Penney                                                                          27,580             554

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Johnson Controls                                                                     80,957   $         971
   KB Home                                                                              10,655             140
   Kohl's* (A)                                                                          41,147           1,741
   Leggett & Platt (A)                                                                  19,654             255
   Lennar, Cl A (A)                                                                     19,007             143
   Limited Brands (A)                                                                   33,527             292
   Lowe's                                                                              196,836           3,592
   Macy's                                                                               52,164             464
   Marriott International, Cl A                                                         40,440             662
   Mattel                                                                               49,518             571
   McDonald's                                                                          149,160           8,140
   McGraw-Hill                                                                          42,821             979
   Meredith (A)                                                                          5,363              89
   New York Times, Cl A (A)                                                             14,392              65
   Newell Rubbermaid                                                                    33,447             213
   News, Cl A (A)                                                                      310,133           2,053
   Nike, Cl B                                                                           52,094           2,443
   Nordstrom (A)                                                                        19,602             328
   Office Depot*                                                                        38,120              50
   Omnicom Group                                                                        42,304             990
   O'Reilly Automotive*                                                                 18,600             651
   Polo Ralph Lauren                                                                     6,900             291
   Pulte Homes                                                                          25,755             282
   RadioShack (A)                                                                       14,825             127
   Scripps Networks Interactive, Cl A                                                   11,600             261
   Sears Holdings* (A)                                                                   7,065             323
   Sherwin-Williams                                                                     13,516             703
   Snap-On                                                                               6,653             167
   Stanley Works                                                                         9,979             291
   Staples (A)                                                                          96,314           1,744
   Starbucks*                                                                           99,758           1,108
   Starwood Hotels & Resorts
      Worldwide (A)                                                                     22,335             284
   Target (A)                                                                          101,119           3,478
   Tiffany (A)                                                                          14,473             312
   Time Warner                                                                         160,805           3,104
   Time Warner Cable, Cl A                                                              47,783           1,185
   TJX                                                                                  56,367           1,445
   VF                                                                                   12,114             692
   Viacom, Cl B* (A)                                                                    82,101           1,427
   Walt Disney                                                                         249,027           4,522
   Washington Post, Cl B                                                                   755             270
   Whirlpool (A)                                                                         9,005             267
   Wyndham Worldwide                                                                    20,602              86
   Wynn Resorts* (A)                                                                     8,200             164
   Yum! Brands                                                                          62,070           1,706
                                                                                                 -------------
                                                                                                        81,103
                                                                                                 -------------
CONSUMER STAPLES -- 12.6%
   Altria Group                                                                        277,256           4,442
   Archer-Daniels-Midland                                                               86,466           2,402
   Avon Products                                                                        57,951           1,115
   Brown-Forman, Cl B                                                                   13,595             528


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Campbell Soup                                                                        28,075   $         768
   Clorox (A)                                                                           18,942             975
   Coca-Cola                                                                           266,396          11,708
   Coca-Cola Enterprises                                                                43,817             578
   Colgate-Palmolive                                                                    67,293           3,969
   ConAgra Foods                                                                        60,852           1,027
   Constellation Brands, Cl A*                                                          23,100             275
   Costco Wholesale (A)                                                                 58,318           2,701
   CVS Caremark                                                                        195,195           5,366
   Dean Foods*                                                                          18,800             340
   Dr Pepper Snapple Group*                                                             31,600             534
   Estee Lauder, Cl A                                                                   13,600             335
   General Mills                                                                        44,191           2,204
   Hershey                                                                              22,712             789
   HJ Heinz (A)                                                                         42,549           1,407
   Hormel Foods                                                                          8,500             269
   JM Smucker                                                                           14,348             535
   Kellogg                                                                              34,167           1,251
   Kimberly-Clark                                                                       55,699           2,568
   Kraft Foods, Cl A                                                                   197,198           4,396
   Kroger                                                                               88,059           1,868
   Lorillard                                                                            22,776           1,406
   McCormick                                                                            15,661             463
   Molson Coors Brewing, Cl B                                                           20,546             704
   Pepsi Bottling Group                                                                 15,736             348
   PepsiCo (A)                                                                         208,267          10,722
   Philip Morris International                                                         268,256           9,544
   Procter & Gamble                                                                    392,001          18,460
   Reynolds American                                                                    23,040             826
   Safeway (A)                                                                          58,246           1,176
   Sara Lee                                                                             86,887             702
   SUPERVALU (A)                                                                        24,697             353
   SYSCO                                                                                79,520           1,813
   Tyson Foods, Cl A                                                                    35,790             336
   Walgreen                                                                            132,544           3,441
   Wal-Mart Stores                                                                     299,111          15,584
   Whole Foods Market (A)                                                               16,000             269
                                                                                                 -------------
                                                                                                       118,497
                                                                                                 -------------
ENERGY -- 12.9%
   Anadarko Petroleum                                                                   61,880           2,407
   Apache                                                                               45,000           2,884
   Baker Hughes                                                                         41,934           1,197
   BJ Services                                                                          36,556             364
   Cabot Oil & Gas                                                                      12,900             304
   Cameron International*                                                               29,800             654
   Chesapeake Energy (A)                                                                76,100           1,298
   Chevron (A)                                                                         268,097          18,027
   ConocoPhillips (A)                                                                  198,225           7,762
   Consol Energy                                                                        21,900             553
   Devon Energy                                                                         59,713           2,669
   Diamond Offshore Drilling (A)                                                         8,500             534

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   El Paso                                                                              85,594   $         535
   ENSCO International                                                                  19,600             517
   EOG Resources                                                                        33,644           1,842
   Exxon Mobil (A)                                                                     660,536          44,982
   Halliburton                                                                         121,079           1,873
   Hess                                                                                 38,275           2,074
   Marathon Oil                                                                         95,256           2,504
   Massey Energy (A)                                                                    10,700             108
   Murphy Oil                                                                           25,863           1,158
   Nabors Industries*                                                                   35,278             352
   National Oilwell Varco*                                                              56,368           1,618
   Noble Energy                                                                         23,500           1,266
   Occidental Petroleum                                                                108,604           6,044
   Peabody Energy                                                                       36,500             914
   Pioneer Natural Resources (A)                                                        14,800             244
   Range Resources                                                                      21,300             877
   Rowan                                                                                13,097             157
   Schlumberger                                                                        160,262           6,510
   Smith International                                                                  30,100             647
   Southwestern Energy*                                                                 46,500           1,381
   Spectra Energy                                                                       87,261           1,234
   Sunoco (A)                                                                           13,557             359
   Tesoro (A)                                                                           16,200             218
   Valero Energy                                                                        70,008           1,253
   Williams                                                                             79,065             900
   XTO Energy                                                                           78,018           2,389
                                                                                                 -------------
                                                                                                       120,609
                                                                                                 -------------
FINANCIALS -- 10.7%
   Aflac                                                                                63,508           1,229
   Allstate                                                                             72,659           1,391
   American Express                                                                    157,915           2,152
   American International Group (A)                                                    332,171             332
   Ameriprise Financial                                                                 26,884             551
   AON (A)                                                                              37,029           1,512
   Apartment Investment &
      Management, Cl A+ (A)                                                             15,239              83
   Assurant                                                                             14,800             322
   AvalonBay Communities+ (A)                                                           11,108             523
   Bank of America                                                                     858,448           5,855
   Bank of New York Mellon                                                             154,286           4,359
   BB&T (A)                                                                             75,897           1,284
   Boston Properties+                                                                   16,800             588
   Capital One Financial (A)                                                            53,962             661
   CB Richard Ellis Group, Cl A*                                                        23,500              95
   Charles Schwab (A)                                                                  126,527           1,961
   Chubb                                                                                47,556           2,013
   Cincinnati Financial (A)                                                             22,579             516
   CIT Group (A)                                                                        40,708             116
   Citigroup (A)                                                                       739,646           1,871
   CME Group                                                                             8,907           2,195
   Comerica                                                                             18,183             333


    36 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Discover Financial Services                                                          54,930   $         347
   E*Trade Financial* (A)                                                               59,539              76
   Equity Residential+ (A)                                                              37,540             689
   Federated Investors, Cl B (A)                                                         9,945             221
   Fifth Third Bancorp (A)                                                              78,711             230
   First Horizon National (A)                                                           23,269             250
   Franklin Resources                                                                   20,615           1,111
   Genworth Financial, Cl A                                                             52,000              99
   Goldman Sachs Group (A)                                                              61,852           6,558
   Hartford Financial Services Group                                                    37,286             293
   HCP+ (A)                                                                             30,500             544
   Health Care+ (A)                                                                     13,200             404
   Host Hotels & Resorts+                                                               58,100             228
   Hudson City Bancorp                                                                  71,500             836
   Huntington Bancshares (A)                                                            46,675              77
   IntercontinentalExchange*                                                            10,000             745
   Invesco                                                                              52,000             721
   Janus Capital Group                                                                  21,177             141
   JPMorgan Chase                                                                      502,908          13,367
   Keycorp (A)                                                                          68,583             540
   Kimco Realty+ (A)                                                                    25,700             196
   Legg Mason                                                                           18,200             289
   Leucadia National (A)                                                                22,200             331
   Lincoln National                                                                     32,398             217
   Loews                                                                                49,149           1,086
   M&T Bank (A)                                                                         10,761             487
   Marsh & McLennan                                                                     69,750           1,412
   Marshall & Ilsley (A)                                                                32,770             184
   MBIA* (A)                                                                            24,727             113
   MetLife                                                                             110,126           2,508
   Moody's (A)                                                                          23,408             536
   Morgan Stanley                                                                      144,361           3,287
   NASDAQ OMX Group*                                                                    16,600             325
   Northern Trust                                                                       30,205           1,807
   NYSE Euronext                                                                        35,700             639
   People's United Financial                                                            47,600             855
   Plum Creek Timber+ (A)                                                               20,135             585
   PNC Financial Services Group                                                         57,875           1,695
   Principal Financial Group                                                            32,048             262
   Progressive (A)                                                                      91,868           1,235
   Prologis+ (A)                                                                        32,260             210
   Prudential Financial                                                                 57,666           1,097
   Public Storage+ (A)                                                                  17,128             946
   Regions Financial (A)                                                                78,263             333
   Simon Property Group+ (A)                                                            34,267           1,187
   SLM* (A)                                                                             56,843             281
   State Street                                                                         58,391           1,797
   SunTrust Banks                                                                       49,296             579
   T. Rowe Price Group (A)                                                              34,908           1,007
   Torchmark                                                                            10,705             281
   Travelers                                                                            78,632           3,196
   Unum Group                                                                           45,852             573
   US Bancorp                                                                          235,806           3,445
   Ventas+                                                                              17,500             396

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Vornado Realty Trust+ (A)                                                            19,426   $         646
   Wells Fargo (A)                                                                     567,597           8,083
   XL Capital, Cl A (A)                                                                 36,705             200
   Zions Bancorporation (A)                                                             14,660             144
                                                                                                 -------------
                                                                                                        99,869
                                                                                                 -------------
HEALTH CARE -- 15.1%
   Abbott Laboratories                                                                 206,868           9,868
   Aetna                                                                                61,402           1,494
   Allergan                                                                             41,466           1,980
   AmerisourceBergen                                                                    19,096             624
   Amgen*                                                                              138,493           6,858
   Baxter International                                                                 82,338           4,217
   Becton Dickinson                                                                     32,262           2,169
   Biogen Idec* (A)                                                                     40,100           2,102
   Boston Scientific*                                                                  203,012           1,614
   Bristol-Myers Squibb                                                                265,401           5,817
   C.R. Bard                                                                            13,488           1,075
   Cardinal Health                                                                      48,755           1,535
   Celgene*                                                                             61,800           2,744
   Cephalon* (A)                                                                         9,500             647
   Cigna                                                                                33,471             589
   Coventry Health Care*                                                                19,113             247
   Covidien                                                                             67,882           2,257
   DaVita*                                                                              14,300             628
   Dentsply International                                                               20,600             553
   Eli Lilly                                                                           135,630           4,531
   Express Scripts*                                                                     33,452           1,544
   Forest Laboratories*                                                                 41,163             904
   Genzyme*                                                                             36,532           2,170
   Gilead Sciences* (A)                                                                122,076           5,654
   Hospira* (A)                                                                         19,704             608
   Humana*                                                                              23,297             608
   IMS Health (A)                                                                       20,495             256
   Intuitive Surgical* (A)                                                               4,820             460
   Johnson & Johnson                                                                   369,956          19,460
   King Pharmaceuticals*                                                                28,286             200
   Laboratory Corp of America
      Holdings* (A)                                                                     14,763             864
   Life Technologies*                                                                   23,843             774
   McKesson                                                                             37,069           1,299
   Medco Health Solutions*                                                              66,116           2,733
   Medtronic                                                                           150,017           4,421
   Merck (A)                                                                           282,317           7,552
   Millipore* (A)                                                                        6,593             379
   Mylan Laboratories* (A)                                                              42,111             565
   Patterson*                                                                           10,500             198
   PerkinElmer                                                                          13,740             175
   Pfizer                                                                              902,704          12,295
   Quest Diagnostics                                                                    21,024             998
   Schering-Plough                                                                     218,072           5,135
   St. Jude Medical*                                                                    46,794           1,700
   Stryker (A)                                                                          32,342           1,101


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Tenet Healthcare* (A)                                                                51,376   $          60
   Thermo Fisher Scientific*                                                            56,343           2,010
   UnitedHealth Group                                                                  163,347           3,419
   Varian Medical Systems*                                                              17,200             524
   Waters*                                                                              11,497             425
   Watson Pharmaceuticals*                                                              12,371             385
   WellPoint*                                                                           67,061           2,546
   Wyeth                                                                               178,366           7,677
   Zimmer Holdings*                                                                     30,255           1,104
                                                                                                 -------------
                                                                                                       141,752
                                                                                                 -------------
INDUSTRIALS -- 9.6%
   3M                                                                                   93,082           4,628
   Avery Dennison                                                                       13,015             291
   Boeing                                                                               97,532           3,470
   Burlington Northern Santa Fe                                                         37,524           2,257
   C.H. Robinson Worldwide                                                              23,200           1,058
   Caterpillar (A)                                                                      80,997           2,265
   Cintas                                                                               18,307             452
   Cooper Industries, Cl A                                                              20,286             525
   CSX                                                                                  54,050           1,397
   Cummins                                                                              27,640             703
   Danaher (A)                                                                          34,448           1,868
   Deere (A)                                                                            57,002           1,874
   Dover                                                                                25,537             674
   Dun & Bradstreet                                                                      7,400             570
   Eaton                                                                                22,569             832
   Emerson Electric                                                                    101,506           2,901
   Equifax                                                                              14,625             358
   Expeditors International of Washington                                               29,000             820
   Fastenal (A)                                                                         17,800             572
   FedEx                                                                                42,005           1,869
   Flowserve                                                                             7,000             393
   Fluor (A)                                                                            24,744             855
   General Dynamics                                                                     52,026           2,164
   General Electric                                                                  1,413,007          14,285
   Goodrich                                                                             17,020             645
   Honeywell International                                                              98,855           2,754
   Illinois Tool Works                                                                  51,924           1,602
   Ingersoll-Rand, Cl A                                                                 43,888             605
   ITT                                                                                  24,800             954
   Jacobs Engineering Group*                                                            16,900             653
   L-3 Communications Holdings                                                          16,123           1,093
   Lockheed Martin (A)                                                                  44,594           3,078
   Manitowoc                                                                            17,400              57
   Masco                                                                                45,368             317
   Monster Worldwide*                                                                   13,934             114
   Norfolk Southern                                                                     49,526           1,672
   Northrop Grumman                                                                     44,119           1,925
   PACCAR (A)                                                                           49,191           1,267
   Pall                                                                                 14,395             294
   Parker Hannifin                                                                      21,971             746
   Pitney Bowes                                                                         28,375             662

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Precision Castparts                                                                  19,000   $       1,138
   Raytheon                                                                             53,968           2,102
   Republic Services                                                                    44,083             756
   Robert Half International (A)                                                        17,827             318
   Rockwell Automation (A)                                                              19,826             433
   Rockwell Collins                                                                     21,678             708
   RR Donnelley & Sons                                                                  26,311             193
   Ryder System                                                                          7,254             205
   Southwest Airlines                                                                   89,849             569
   Stericycle*                                                                          11,800             563
   Textron                                                                              30,598             176
   Union Pacific                                                                        67,694           2,783
   United Parcel Service, Cl B (A)                                                     133,390           6,566
   United Technologies                                                                 126,383           5,432
   Waste Management (A)                                                                 66,428           1,700
   WW Grainger                                                                           8,765             615
                                                                                                 -------------
                                                                                                        89,776
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 17.8%
   Adobe Systems* (A)                                                                   70,936           1,517
   Advanced Micro Devices* (A)                                                          59,163             180
   Affiliated Computer Services, Cl A*                                                  13,449             644
   Agilent Technologies*                                                                48,206             741
   Akamai Technologies*                                                                 20,000             388
   Altera                                                                               36,051             633
   Amphenol, Cl A                                                                       23,500             669
   Analog Devices                                                                       39,899             769
   Apple*                                                                              119,192          12,529
   Applied Materials                                                                   179,350           1,928
   Autodesk* (A)                                                                        27,917             469
   Automatic Data Processing                                                            67,950           2,389
   BMC Software*                                                                        25,249             833
   Broadcom, Cl A*                                                                      57,736           1,154
   CA                                                                                   53,727             946
   Ciena* (A)                                                                           11,842              92
   Cisco Systems* (A)                                                                  781,063          13,098
   Citrix Systems* (A)                                                                  21,542             488
   Cognizant Technology Solutions, Cl A*                                                39,900             830
   Computer Sciences*                                                                   20,733             764
   Compuware*                                                                           30,175             199
   Convergys*                                                                           13,676             110
   Corning                                                                             209,178           2,776
   Dell*                                                                               233,174           2,210
   eBay*                                                                               145,432           1,827
   Electronic Arts*                                                                     43,978             800
   EMC* (A)                                                                            270,440           3,083
   Fidelity National Information Services                                               22,665             412
   Fiserv* (A)                                                                          19,580             714
   Flir Systems*                                                                        18,900             387
   Google, Cl A* (A)                                                                    32,116          11,178
   Harris                                                                               15,900             460
   Hewlett-Packard                                                                     320,852          10,287
   Intel (A)                                                                           744,494          11,205


    38 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   International Business Machines                                                     179,490   $      17,391
   Intuit*                                                                              43,586           1,177
   Iron Mountain* (A)                                                                   24,800             550
   Jabil Circuit                                                                        25,679             143
   JDS Uniphase*                                                                        29,456              96
   Juniper Networks*                                                                    71,000           1,069
   Kla-Tencor                                                                           20,071             401
   Lexmark International, Cl A*                                                         10,239             173
   Linear Technology (A)                                                                30,494             701
   LSI Logic*                                                                           72,146             219
   Mastercard, Cl A (A)                                                                  9,800           1,641
   McAfee* (A)                                                                          21,200             710
   MEMC Electronic Materials*                                                           28,000             462
   Microchip Technology (A)                                                             22,300             472
   Micron Technology*                                                                   87,969             357
   Microsoft (A)                                                                     1,022,762          18,788
   Molex                                                                                16,660             229
   Motorola                                                                            308,506           1,305
   National Semiconductor                                                               24,137             248
   NetApp* (A)                                                                          45,476             675
   Novell*                                                                              36,989             158
   Novellus Systems* (A)                                                                10,827             180
   Nvidia* (A)                                                                          65,948             650
   Oracle (A)                                                                          513,456           9,278
   Paychex (A)                                                                          43,656           1,121
   QLogic*                                                                              13,348             148
   Qualcomm                                                                            220,932           8,597
   Salesforce.com*                                                                      12,800             419
   SanDisk*                                                                             27,500             348
   Sun Microsystems* (A)                                                               102,002             747
   Symantec* (A)                                                                       110,947           1,658
   Tellabs*                                                                             44,999             206
   Teradata*                                                                            21,268             345
   Teradyne*                                                                            17,307              76
   Texas Instruments                                                                   171,734           2,835
   Total System Services                                                                22,380             309
   Tyco Electronics                                                                     55,982             618
   VeriSign*                                                                            22,800             430
   Western Union                                                                        96,412           1,212
   Xerox                                                                               103,136             470
   Xilinx                                                                               37,609             721
   Yahoo!* (A)                                                                         187,738           2,405
                                                                                                 -------------
                                                                                                       166,447
                                                                                                 -------------
MATERIALS -- 3.3%
   Air Products & Chemicals                                                             28,326           1,593
   AK Steel Holding                                                                     14,800             105
   Alcoa (A)                                                                           129,735             952
   Allegheny Technologies (A)                                                           10,759             236
   Ball                                                                                 11,391             494
   Bemis                                                                                11,190             235
   CF Industries Holdings                                                                6,690             476
   Dow Chemical                                                                        125,675           1,060

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   E.I. Du Pont de Nemours                                                             121,435   $       2,712
   Eastman Chemical                                                                      9,008             241
   Ecolab                                                                               22,930             796
   Freeport-McMoRan Copper & Gold, Cl B                                                 55,468           2,114
   International Flavors & Fragrances                                                    9,594             292
   International Paper                                                                  59,670             420
   MeadWestvaco                                                                         19,815             238
   Monsanto                                                                             73,448           6,104
   Newmont Mining (A)                                                                   65,808           2,946
   Nucor                                                                                42,482           1,622
   Owens-Illinois*                                                                      18,800             272
   Pactiv*                                                                              14,587             213
   PPG Industries (A)                                                                   22,445             828
   Praxair                                                                              41,299           2,779
   Rohm & Haas                                                                          16,922           1,334
   Sealed Air                                                                           19,428             268
   Sigma-Aldrich                                                                        16,836             636
   Titanium Metals (A)                                                                  12,100              66
   United States Steel (A)                                                              14,626             309
   Vulcan Materials (A)                                                                 15,149             671
   Weyerhaeuser                                                                         28,888             796
                                                                                                 -------------
                                                                                                        30,808
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 3.9%
   American Tower, Cl A*                                                                53,700           1,634
   AT&T                                                                                788,258          19,864
   CenturyTel (A)                                                                       11,760             331
   Embarq                                                                               19,586             741
   Frontier Communications                                                              38,531             277
   Qwest Communications
      International (A)                                                                201,626             689
   Sprint Nextel*                                                                      387,922           1,385
   Verizon Communications                                                              380,222          11,483
   Windstream (A)                                                                       61,246             494
                                                                                                 -------------
                                                                                                        36,898
                                                                                                 -------------
UTILITIES -- 4.3%
   AES*                                                                                 92,290             536
   Allegheny Energy                                                                     20,368             472
   Ameren                                                                               29,244             678
   American Electric Power                                                              55,015           1,390
   Centerpoint Energy                                                                   48,268             503
   CMS Energy (A)                                                                       25,792             305
   Consolidated Edison (A)                                                              37,033           1,467
   Constellation Energy Group (A)                                                       24,499             506
   Dominion Resources (A)                                                               78,540           2,434
   DTE Energy                                                                           19,845             550
   Duke Energy                                                                         172,522           2,470
   Dynegy, Cl A*                                                                        56,489              80
   Edison International                                                                 44,153           1,272
   Entergy                                                                              25,564           1,741
   Equities CORP                                                                        18,100             567
   Exelon                                                                               88,354           4,010


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 39

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2009

                                                                                  Shares/Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   FirstEnergy                                                                          41,187   $       1,590
   FPL Group                                                                            55,020           2,791
   Integrys Energy Group                                                                 8,634             225
   Nicor (A)                                                                             5,125             170
   NiSource                                                                             30,979             304
   Northeast Utilities                                                                  21,400             462
   Pepco Holdings                                                                       24,900             311
   PG&E                                                                                 49,329           1,885
   Pinnacle West Capital (A)                                                            11,449             304
   PPL                                                                                  50,771           1,457
   Progress Energy                                                                      37,283           1,352
   Public Service Enterprise Group                                                      68,230           2,011
   Questar                                                                              23,800             701
   SCANA                                                                                16,800             519
   Sempra Energy                                                                        32,965           1,524
   Southern                                                                            104,535           3,201
   TECO Energy                                                                          24,112             269
   Wisconsin Energy                                                                     16,100             663
   Xcel Energy                                                                          61,719           1,150
                                                                                                 -------------
                                                                                                        39,870
                                                                                                 -------------
Total Common Stock
   (Cost $757,508) ($ Thousands)                                                                       925,629
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 22.1%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (B)                                                               211,018,066         207,023
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $211,018) ($ Thousands)                                                                       207,023
                                                                                                 -------------
CASH EQUIVALENT -- 1.5%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      0.25%**++                                                                     14,241,204          14,241
                                                                                                 -------------
Total Cash Equivalent
   (Cost $14,241) ($ Thousands)                                                                         14,241
                                                                                                 -------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills
         0.189%, 06/11/09 (C) (D)                                                $       2,345           2,344
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $2,344) ($ Thousands)                                                                           2,344
                                                                                                 -------------
Total Investments -- 122.8%
   (Cost $985,111) ($ Thousands)                                                                 $   1,149,237
                                                                                                 =============

Description

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                         NUMBER OF                   UNREALIZED
TYPE OF                  CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT               LONG (SHORT)      DATE      ($ THOUSANDS)
--------               ------------   ----------   -------------
S&P 500 Index E-MINI       450         Jun-2009         $905
                                                        ====

Percentages are based on Net Assets of $936,094 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $207,935 ($ Thousands).

(B) This security was purchased with cash collateral received from securities lending. The total value of such securities as of March 31, 2009 was $207,023 ($ Thousands).

(C) Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)  The rate reported is the effective yield at the time of purchase.

Cl -- Class

L.P. -- Limited Partnership

The accompanying notes are an integral part of the financial statements.


    40 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Small Cap Value Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Financials                   24.7%
Affiliated Partnership       17.6%
Information Technology       13.3%
Industrials                  12.2%
Consumer Discretionary        8.1%
Health Care                   5.1%
Consumer Staples              4.1%
Utilities                     3.7%
Cash Equivalents              3.6%
Materials                     3.5%
Energy                        3.4%
U.S. Treasury Obligations     0.4%
Telecommunication Services    0.2%
Exchange Traded Fund          0.1%
Warrants                      0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 95.5%
CONSUMER DISCRETIONARY -- 9.9%
   Abercrombie & Fitch, Cl A (A)                                                        32,376   $         771
   Advance Auto Parts                                                                   26,600           1,093
   AFC Enterprises*                                                                     16,800              76
   American Axle & Manufacturing
      Holdings                                                                          40,600              53
   American Greetings, Cl A (A)                                                         44,900             227
   America's Car-Mart*                                                                  44,500             605
   Ameristar Casinos                                                                    38,300             482
   Arctic Cat                                                                           43,600             167
   ATC Technology* (A)                                                                  70,980             795
   Bebe Stores (A)                                                                      46,339             309
   Belo, Cl A                                                                          273,202             167
   Big 5 Sporting Goods                                                                 59,400             349
   Blyth                                                                                18,475             483
   Bob Evans Farms (A)                                                                  24,000             538
   Brink's Home Security Holdings*                                                      55,700           1,259
   Brown Shoe                                                                           64,500             242
   Cabela's*                                                                             9,600              87
   Callaway Golf                                                                        42,700             306
   Carrols Restaurant Group*                                                            96,700             339
   Carter's* (A)                                                                        45,800             862
   Casual Male Retail Group*                                                           507,400             249
   Cato, Cl A (A)                                                                       35,000             640
   CEC Entertainment* (A)                                                               20,600             533
   Centex                                                                               29,900             224
   Cheesecake Factory*                                                                  18,100             207
   Childrens Place Retail Stores*                                                       12,100             265
   Cinemark Holdings                                                                    26,800             252
   Collective Brands* (A)                                                               13,600             132
   Columbia Sportswear (A)                                                              33,600           1,005
   Cooper Tire & Rubber (A)                                                             71,253             288
   Core-Mark Holding*                                                                    4,100              75
   Cox Radio, Cl A (A)                                                                  35,900             147

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Cracker Barrel Old Country Store (A)                                                 25,200   $         722
   CSS Industries                                                                       11,900             202
   Dress Barn*                                                                          41,900             515
   DSW, Cl A* (A)                                                                       86,002             799
   Einstein Noah Restaurant Group*                                                      11,600              68
   Ethan Allen Interiors (A)                                                           111,211           1,252
   EW Scripps, Cl A (A)                                                                 56,000              76
   Finish Line, Cl A                                                                    15,400             102
   Foot Locker (A)                                                                      34,400             361
   Genesco* (A)                                                                         15,100             284
   Gildan Activewear*                                                                   45,290             367
   Group 1 Automotive (A)                                                               11,000             154
   Harman International Industries                                                      18,200             246
   Harte-Hanks (A)                                                                      43,000             230
   Helen of Troy*                                                                          900              12
   International Speedway, Cl A (A)                                                     36,800             812
   J Crew Group* (A)                                                                    20,000             264
   Jack in the Box* (A)                                                                 60,800           1,416
   Jakks Pacific*                                                                       50,900             629
   Jarden* (A)                                                                         109,686           1,390
   Jo-Ann Stores*                                                                       17,900             292
   Journal Communications, Cl A                                                        107,100              80
   K12* (A)                                                                             33,500             466
   Lakeland Industries*                                                                114,220             618
   Landry's Restaurants (A)                                                              9,400              49
   Lifetime Brands                                                                     149,400             199
   Lincoln Educational Services*                                                         4,500              82
   Lions Gate Entertainment*                                                            73,100             369
   M/I Homes                                                                            16,800             118
   Marvel Entertainment* (A)                                                            37,200             988
   MDC Partners, Cl A*                                                                 549,970           1,809
   Men's Wearhouse                                                                      16,538             250
   Meredith (A)                                                                         68,700           1,143
   Meritage Homes*                                                                       4,000              46
   Nautilus* (A)                                                                         7,700               5
   New Frontier Media                                                                  170,250             281
   O'Charleys                                                                           36,300             109
   OfficeMax                                                                            86,200             269
   PEP Boys-Manny Moe & Jack (A)                                                        56,300             248
   PetSmart                                                                             43,645             915
   Phillips-Van Heusen                                                                  27,300             619
   Polaris Industries (A)                                                               21,800             467
   Princeton Review*                                                                   246,443           1,072
   RadioShack                                                                           33,500             287
   Regis                                                                                51,506             744
   Rent-A-Center*                                                                      123,500           2,392
   Ruby Tuesday* (A)                                                                    52,100             152
   Scholastic (A)                                                                       73,000           1,100
   Scientific Games, Cl A* (A)                                                         103,542           1,254
   Shoe Carnival*                                                                       29,200             302
   Sinclair Broadcast Group, Cl A (A)                                                   68,900              71
   Skechers U.S.A., Cl A*                                                               41,700             278
   Sonic Automotive, Cl A (A)                                                           36,400              58


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Speedway Motorsports                                                                  7,800   $          92
   Stage Stores                                                                         66,200             667
   Starwood Hotels & Resorts
      Worldwide (A)                                                                     36,900             469
   Tempur-Pedic International (A)                                                      159,587           1,165
   Thor Industries (A)                                                                  61,000             953
   Tractor Supply* (A)                                                                  23,600             851
   Warner Music Group (A)                                                              155,400             365
   World Wrestling Entertainment, Cl A (A)                                              29,400             339
                                                                                                 -------------
                                                                                                        45,161
                                                                                                 -------------
CONSUMER STAPLES -- 5.0%
   Alberto-Culver                                                                       18,800             425
   Alliance One International*                                                         263,400           1,012
   BJ's Wholesale Club* (A)                                                             24,200             774
   Boston Beer, Cl A*                                                                   15,308             319
   Cal-Maine Foods (A)                                                                  25,000             560
   Casey's General Stores                                                               22,850             609
   Central Garden and Pet, Cl A*                                                        51,448             387
   Central Garden and Pet*                                                              60,058             457
   Chattem* (A)                                                                         17,391             975
   Chiquita Brands International*                                                       74,100             491
   Constellation Brands, Cl A* (A)                                                      65,800             783
   Corn Products International                                                          79,551           1,686
   Dean Foods*                                                                          35,027             633
   Del Monte Foods                                                                     257,080           1,874
   Farmer Bros                                                                           2,400              43
   Fresh Del Monte Produce*                                                             68,800           1,130
   Hain Celestial Group* (A)                                                            36,200             515
   Herbalife                                                                            12,700             190
   Ingles Markets, Cl A                                                                  6,355              95
   Molson Coors Brewing, Cl B                                                           22,800             782
   Nash Finch (A)                                                                       18,100             508
   NBTY*                                                                                46,400             653
   Nu Skin Enterprises, Cl A                                                             5,500              58
   Pantry*                                                                              51,558             908
   Prestige Brands Holdings*                                                            31,200             162
   Ralcorp Holdings*                                                                    22,599           1,218
   Sanderson Farms (A)                                                                  71,819           2,697
   Spartan Stores (A)                                                                   18,600             287
   Tyson Foods, Cl A                                                                    69,027             648
   Universal (A)                                                                        70,300           2,103
                                                                                                 -------------
                                                                                                        22,982
                                                                                                 -------------
ENERGY -- 4.1%
   Allis-Chalmers Energy* (A)                                                           24,300              47
   Alon USA Energy (A)                                                                  22,900             314
   Approach Resources*                                                                 203,600           1,262
   Atlas America (A)                                                                    25,212             220
   Atwood Oceanics*                                                                     21,300             353
   Berry Petroleum, Cl A                                                                69,603             763
   Cal Dive International* (A)                                                         111,287             753
   Complete Production Services*                                                        53,100             164

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Core Laboratories                                                                     6,300   $         461
   Delek US Holdings                                                                   104,900           1,087
   DHT Maritime                                                                        209,800             806
   Dresser-Rand Group*                                                                  33,100             732
   Forest Oil* (A)                                                                      47,700             627
   Foundation Coal Holdings                                                             29,800             428
   GeoMet*                                                                             465,513             270
   Global Industries* (A)                                                              119,100             457
   Goodrich Petroleum*                                                                  30,827             597
   Gulf Island Fabrication                                                               3,100              25
   Holly                                                                                70,700           1,499
   InterOil*                                                                            17,500             490
   ION Geophysical*                                                                    101,700             159
   Lufkin Industries                                                                    11,500             436
   Oceaneering International* (A)                                                       13,900             512
   Oil States International*                                                            10,100             136
   Overseas Shipholding Group (A)                                                       17,400             394
   Parker Drilling* (A)                                                                148,900             274
   Patterson-UTI Energy (A)                                                             75,600             677
   Rosetta Resources*                                                                   26,400             131
   RPC (A)                                                                              84,200             558
   SEACOR Holdings* (A)                                                                 13,100             764
   St. Mary Land & Exploration (A)                                                      33,000             436
   Superior Energy Services*                                                            40,800             526
   Swift Energy* (A)                                                                   100,110             731
   Tesoro (A)                                                                           17,000             229
   Tetra Technologies*                                                                 150,300             488
   Westmoreland Coal*                                                                    7,000              50
   Whiting Petroleum*                                                                   19,700             509
   World Fuel Services (A)                                                              13,300             421
                                                                                                 -------------
                                                                                                        18,786
                                                                                                 -------------
FINANCIALS -- 29.9% +++
   1st Source                                                                           13,400             242
   Abington Bancorp                                                                      9,700              80
   Advance America Cash
      Advance Centers                                                                   46,700              79
   Advanta, Cl B                                                                        31,500              21
   Agree Realty+                                                                        11,900             187
   Allied World Assurance Holdings                                                      24,200             920
   AMB Property+ (A)                                                                   168,100           2,421
   American Equity Investment Life
      Holding (A)                                                                      103,947             432
   American Safety Insurance
      Holdings*                                                                          5,800              67
   Ameris Bancorp                                                                        3,000              14
   Amtrust Financial Services                                                           24,700             236
   Annaly Capital Management+ (A)                                                      108,200           1,501
   Anthracite Capital+ (A)                                                              63,800              22
   Anworth Mortgage Asset+                                                              64,400             395
   Ares Capital                                                                         64,400             311
   Arrow Financial                                                                       2,400              57
   Aspen Insurance Holdings                                                            125,000           2,807


    42 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Associated Banc-Corp (A)                                                             26,600   $         411
   Associated Estates Realty+                                                           14,600              83
   Assured Guaranty (A)                                                                 60,200             408
   Astoria Financial                                                                    39,200             360
   AvalonBay Communities+ (A)                                                           30,700           1,445
   Banco Latinoamericano
      de Exportaciones, Cl E                                                            45,500             426
   Bancorp Rhode Island                                                                 12,200             220
   Bancorpsouth (A)                                                                     48,852           1,018
   BancTrust Financial Group                                                             5,200              33
   Bank Mutual (A)                                                                      72,869             660
   Bank of the Ozarks (A)                                                               38,106             879
   BankFinancial                                                                        21,100             210
   Beneficial Mutual Bancorp*                                                            8,700              86
   Berkshire Hills Bancorp                                                              30,400             697
   BioMed Realty Trust+                                                                  6,300              43
   Boston Private Financial
      Holdings (A)                                                                      56,868             200
   Boston Properties+                                                                   32,000           1,121
   Brandywine Realty Trust+                                                             41,100             117
   Brookfield Asset Management, Cl A                                                    72,300             996
   Brookline Bancorp                                                                    47,300             449
   Bryn Mawr Bank                                                                        1,100              19
   Camden National                                                                       1,500              34
   Camden Property Trust+ (A)                                                           40,871             882
   Capitol Bancorp                                                                       7,400              31
   Capstead Mortgage+                                                                   97,400           1,046
   Cardinal Financial (A)                                                               90,781             521
   Care Investment Trust+                                                               11,600              63
   Cash America International                                                           14,400             226
   Cathay General Bancorp (A)                                                           31,500             329
   CBL & Associates Properties+ (A)                                                     61,569             145
   Cedar Shopping Centers+ (A)                                                          42,300              74
   Central Pacific Financial (A)                                                        55,400             310
   Chemical Financial (A)                                                               31,200             649
   Chimera Investment+                                                                 115,300             387
   Citizens Republic Bancorp (A)                                                        61,236              95
   City Holding (A)                                                                     25,500             696
   CNA Surety* (A)                                                                      23,400             431
   CoBiz Financial                                                                       7,700              40
   Cogdell Spencer+                                                                      7,600              39
   Columbia Banking System                                                              26,200             168
   Commerce Bancshares (A)                                                               8,820             320
   Community Bank System                                                                18,200             305
   Community Trust Bancorp                                                              11,100             297
   Conseco*                                                                             66,600              61
   Cousins Properties+ (A)                                                              57,900             373
   Cullen/Frost Bankers                                                                 11,200             526
   CVB Financial (A)                                                                    76,600             508
   Danvers Bancorp                                                                      63,600             878
   Delphi Financial Group, Cl A                                                         30,700             413
   Dime Community Bancshares                                                            15,700             147
   Douglas Emmett+ (A)                                                                 159,700           1,180
   Duke Realty+ (A)                                                                     66,375             365

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   East West Bancorp (A)                                                                36,967   $         169
   Education Realty Trust+                                                             113,841             397
   Employers Holdings (A)                                                               90,691             865
   Encore Bancshares*                                                                   28,276             251
   Encore Capital Group*                                                                70,967             321
   Endurance Specialty Holdings (A)                                                     47,035           1,173
   Entertainment Properties Trust+ (A)                                                  13,900             219
   Equity One+ (A)                                                                      39,244             478
   Equity Residential+ (A)                                                              98,100           1,800
   ESSA Bancorp                                                                         42,800             570
   FBL Financial Group, Cl A (A)                                                        16,300              68
   Federated Investors, Cl B (A)                                                        44,014             980
   Financial Federal                                                                    22,900             485
   First American (A)                                                                   55,200           1,463
   First Bancorp (A)                                                                    73,800             390
   First Busey                                                                           8,000              62
   First Citizens BancShares, Cl A                                                       1,330             175
   First Commonwealth Financial                                                         33,900             301
   First Community Bancshares                                                           10,200             119
   First Financial                                                                       3,600             133
   First Financial Bancorp (A)                                                         119,281           1,137
   First Financial Bankshares                                                            2,500             120
   First Financial Holdings                                                             32,256             247
   First Horizon National (A)                                                          107,560           1,155
   First Merchants (A)                                                                  28,500             308
   First Mercury Financial*                                                              6,400              92
   First Midwest Bancorp (A)                                                            61,300             527
   First Niagara Financial Group                                                       143,500           1,564
   First Potomac Realty Trust+                                                          38,000             279
   First South Bancorp NC                                                                2,300              24
   FirstMerit                                                                          141,906           2,583
   Flagstar Bancorp* (A)                                                                52,400              39
   Flagstone Reinsurance Holdings                                                       18,600             145
   Flushing Financial                                                                   29,700             179
   FNB (Pennsylvania)                                                                   60,300             462
   Forest City Enterprises, Cl A (A)                                                   110,500             398
   Fpic Insurance Group* (A)                                                            16,800             622
   Fulton Financial (A)                                                                 61,200             406
   Getty Realty+                                                                        18,500             339
   GFI Group                                                                            85,300             274
   Glacier Bancorp (A)                                                                  47,100             740
   Great Southern Bancorp (A)                                                           13,800             193
   Green Bankshares (A)                                                                 22,167             195
   Hallmark Financial Services*                                                          7,100              49
   Hancock Holding (A)                                                                  35,783           1,119
   Hanover Insurance Group                                                              26,000             749
   Harleysville National                                                                14,500              88
   Hatteras Financial+                                                                  43,800           1,095
   Hercules Technology Growth Capital                                                   50,100             250
   Hersha Hospitality Trust+                                                            78,000             148
   Highwoods Properties+                                                                24,400             523
   Home Bancshares                                                                       8,000             160
   Home Federal Bancorp                                                                 38,500             336
   Horace Mann Educators (A)                                                            74,686             625


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Horizon Financial (A)                                                                 6,600   $          12
   Host Hotels & Resorts+ (A)                                                          387,055           1,517
   HRPT Properties Trust+ (A)                                                          137,600             439
   IBERIABANK                                                                            5,200             239
   Independent Bank                                                                      7,100             105
   Infinity Property & Casualty (A)                                                     21,199             719
   International Bancshares (A)                                                         73,300             572
   Investors Bancorp*                                                                   45,300             384
   IPC Holdings                                                                         50,900           1,376
   Irwin Financial* (A)                                                                 29,800              58
   Jefferies Group (A)                                                                  36,000             497
   KBW* (A)                                                                             61,327           1,248
   Kearny Financial                                                                      2,700              28
   Kimco Realty+ (A)                                                                   330,100           2,515
   Knight Capital Group, Cl A*                                                          33,700             497
   LaBranche*                                                                           34,700             130
   Lakeland Bancorp                                                                     16,200             130
   Lakeland Financial                                                                    6,900             132
   Liberty Property Trust+ (A)                                                          38,300             725
   Mack-Cali Realty+ (A)                                                                14,900             295
   MainSource Financial Group (A)                                                       36,300             292
   Max Capital Group                                                                    79,500           1,371
   MB Financial                                                                         36,370             495
   Meadowbrook Insurance Group                                                         316,500           1,931
   Medical Properties Trust+ (A)                                                        44,800             164
   MFA Financial+                                                                      295,454           1,737
   Mid-America Apartment
      Communities+ (A)                                                                  15,543             479
   Mitsubishi Estate                                                                   110,000           1,227
   Montpelier Re Holdings                                                              109,000           1,413
   Nara Bancorp                                                                         18,100              53
   National Penn Bancshares                                                             21,200             176
   National Retail Properties+                                                           6,800             108
   Navigators Group*                                                                     9,852             465
   NBT Bancorp                                                                          35,400             766
   Nelnet, Cl A                                                                         86,300             763
   NewAlliance Bancshares (A)                                                           83,614             982
   NorthStar Realty Finance+ (A)                                                         2,000               5
   Northwest Bancorp (A)                                                                24,500             414
   OceanFirst Financial                                                                 40,250             411
   Ocwen Financial*                                                                      9,700             111
   Odyssey Re Holdings                                                                   5,400             205
   Old National Bancorp                                                                 12,200             136
   Old Second Bancorp                                                                   10,400              66
   One Liberty Properties+                                                               2,700               9
   Oriental Financial Group                                                             63,800             311
   Pacific Capital Bancorp (A)                                                          35,500             240
   Pacific Continental                                                                   2,700              31
   PacWest Bancorp (A)                                                                 132,302           1,896
   Park National (A)                                                                     7,700             429
   Parkway Properties+                                                                  24,800             255
   Pennsylvania Commerce Bancorp*                                                        2,000              37
   Pennsylvania Real Estate Investment
      Trust+ (A)                                                                        11,100              39

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Penson Worldwide* (A)                                                                25,800   $         166
   Peoples Bancorp (A)                                                                   8,000             104
   PHH* (A)                                                                            125,022           1,757
   Pico Holdings*                                                                       29,800             896
   Pinnacle Financial Partners*                                                          1,500              36
   Piper Jaffray*                                                                       23,260             600
   Platinum Underwriters Holdings                                                       85,445           2,423
   PMA Capital, Cl A*                                                                    2,300              10
   Presidential Life                                                                    31,600             246
   ProAssurance*                                                                        23,374           1,090
   Prosperity Bancshares (A)                                                            67,300           1,841
   Provident Bankshares (A)                                                             44,200             312
   Provident Financial Services                                                         57,500             622
   Provident New York Bancorp                                                           31,800             272
   PS Business Parks+                                                                   18,599             685
   Public Storage+ (A)                                                                  21,900           1,210
   RAIT Financial Trust+                                                                29,400              36
   Realty Income+ (A)                                                                   11,200             211
   Redwood Trust+ (A)                                                                   68,900           1,058
   Regency Centers+ (A)                                                                 68,300           1,815
   Reinsurance Group of America,
      Cl A (A)                                                                          28,333             918
   RenaissanceRe Holdings                                                               13,200             653
   Renasant                                                                             22,660             285
   Republic Bancorp, Cl A (A)                                                           28,200             526
   Roma Financial                                                                        2,400              31
   S&T Bancorp (A)                                                                      22,000             467
   Safety Insurance Group                                                               18,200             566
   Sanders Morris Harris Group                                                          14,800              58
   Sandy Spring Bancorp (A)                                                             15,850             177
   Santander BanCorp (A)                                                                29,300             231
   Saul Centers+ (A)                                                                    16,700             384
   SCBT Financial                                                                        3,700              77
   SeaBright Insurance Holdings*                                                        55,800             584
   Seacoast Banking Corp of Florida                                                      7,400              22
   Selective Insurance Group                                                            33,268             405
   Senior Housing Properties Trust+                                                     44,300             621
   Shore Bancshares                                                                      1,100              18
   Sierra Bancorp (A)                                                                   16,000             156
   Signature Bank NY* (A)                                                               45,070           1,272
   Simmons First National, Cl A                                                          5,600             141
   Simon Property Group+ (A)                                                            68,779           2,382
   Smithtown Bancorp                                                                     6,700              76
   South Financial Group (A)                                                            21,700              24
   Southside Bancshares                                                                 17,050             322
   Southwest Bancorp                                                                     7,900              74
   State Auto Financial                                                                  4,700              83
   State Bancorp (A)                                                                     4,200              32
   Sterling Bancorp, Cl N                                                               11,400             113
   Sterling Bancshares                                                                  27,700             181
   Stewart Information Services (A)                                                     72,900           1,422
   Student Loan                                                                         13,500             586
   Suffolk Bancorp                                                                       4,000             104
   Sun Bancorp*                                                                         13,500              70


    44 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Sun Communities+ (A)                                                                 54,400   $         644
   Sunstone Hotel Investors+                                                            52,894             139
   Susquehanna Bancshares                                                               25,400             237
   SVB Financial Group*                                                                 11,900             238
   SWS Group                                                                            11,100             172
   SY Bancorp                                                                            4,500             109
   TCF Financial (A)                                                                   156,436           1,840
   Tompkins Financial, Cl US                                                            12,800             550
   TowneBank                                                                             5,700              93
   TradeStation Group*                                                                  70,300             464
   Trico Bancshares (A)                                                                 23,700             397
   Trustco Bank NY (A)                                                                  83,700             504
   Trustmark                                                                            14,900             274
   UCBH Holdings (A)                                                                   122,400             185
   UMB Financial                                                                         8,300             353
   Umpqua Holdings                                                                      20,400             185
   Unibail (France)+                                                                     6,224             881
   United Bankshares (A)                                                                35,822             618
   United Community Banks                                                               26,865             112
   United Financial Bancorp                                                             63,656             833
   Univest Corp of Pennsylvania                                                          5,900             103
   Urstadt Biddle Properties, Cl A+                                                      9,600             129
   Validus Holdings (A)                                                                 69,400           1,643
   Verde Realty PIPE* (B) (C)                                                           21,100             338
   ViewPoint Financial Group                                                            35,230             424
   Vornado Realty Trust+ (A)                                                            65,000           2,161
   Washington Trust Bancorp                                                              3,400              55
   Webster Financial (A)                                                                15,600              66
   WesBanco (A)                                                                         33,500             765
   Westamerica Bancorporation (A)                                                       19,900             907
   Western Alliance Bancorp*                                                            10,300              47
   Westfield Financial                                                                  62,800             553
   Whitney Holding (A)                                                                  19,200             220
   Willis Group Holdings                                                                20,251             445
   Wilshire Bancorp                                                                     44,200             228
   Winthrop Realty Trust+                                                                6,800              47
   Wintrust Financial                                                                   11,200             138
   WR Berkley (A)                                                                       28,137             634
   WSFS Financial                                                                       31,100             696
   Zenith National Insurance                                                            73,900           1,782
   Zions Bancorporation (A)                                                             30,157             296
                                                                                                 -------------
                                                                                                       136,392
                                                                                                 -------------
HEALTH CARE -- 6.3%
   Accelrys*                                                                           129,600             516
   Albany Molecular Research*                                                           17,600             166
   Amedisys*                                                                            14,000             385
   AMN Healthcare Services*                                                            182,900             933
   Amsurg*                                                                              32,946             522
   Bruker BioSciences*                                                                 111,600             687
   Cambrex*                                                                            228,420             521
   Cantel Medical*                                                                      14,100             182
   Cardiac Science*                                                                      4,000              12

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Centene*                                                                             22,600   $         407
   Charles River Laboratories
      International* (A)                                                                30,500             830
   Chemed (A)                                                                           24,200             941
   Community Health Systems*                                                            36,700             563
   Conmed*                                                                              22,768             328
   Cooper                                                                              108,928           2,880
   Covance*                                                                              7,300             260
   Cross Country Healthcare* (A)                                                       124,000             812
   Discovery Laboratories* (A)                                                          63,500              77
   Emergency Medical Services, Cl A* (A)                                                 4,500             141
   Greatbatch*                                                                          21,500             416
   Health Net* (A)                                                                      72,400           1,048
   Healthsouth* (A)                                                                     92,700             823
   Healthspring*                                                                        49,700             416
   HealthTronics*                                                                       58,102              79
   ICU Medical*                                                                         16,700             536
   Invacare                                                                              6,500             104
   Inverness Medical Innovations*                                                        8,000             213
   IPC The Hospitalist*                                                                 15,900             303
   Kensey Nash*                                                                         20,823             443
   Kindred Healthcare*                                                                  66,800             999
   Kinetic Concepts* (A)                                                                24,900             526
   LCA-Vision (A)                                                                       34,600             101
   Life Sciences Research*                                                              62,500             448
   Ligand Pharmaceuticals, Cl B*                                                        45,746             136
   Lincare Holdings* (A)                                                                21,200             462
   Magellan Health Services* (A)                                                        30,699           1,119
   Medical Staffing Network Holdings*                                                  109,300              16
   Medicis Pharmaceutical, Cl A (A)                                                     35,300             437
   Mednax*                                                                               9,000             265
   Molina Healthcare* (A)                                                               13,900             264
   National Dentex*                                                                     15,500              60
   Natus Medical*                                                                       19,287             164
   NovaMed*                                                                             87,860             199
   Noven Pharmaceuticals*                                                               35,600             337
   Orthofix International*                                                              11,800             219
   Par Pharmaceutical*                                                                  55,200             523
   Parexel International*                                                               76,400             743
   Patterson* (A)                                                                       34,414             649
   PharMerica* (A)                                                                      35,800             596
   Providence Service*                                                                  45,423             313
   Psychiatric Solutions* (A)                                                           30,343             477
   RehabCare Group*                                                                     19,200             335
   Res-Care*                                                                            27,722             404
   Sirona Dental Systems* (A)                                                           29,900             428
   Skilled Healthcare Group, Cl A*                                                      24,300             200
   Sun Healthcare Group*                                                                54,624             461
   Symmetry Medical*                                                                    19,900             126
   Universal Health Services, Cl B                                                      19,000             729
   Varian*                                                                              52,400           1,244
   Viropharma* (A)                                                                      26,200             138
                                                                                                 -------------
                                                                                                        28,662
                                                                                                 -------------


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
INDUSTRIALS -- 14.9%
   ABM Industries                                                                       18,300   $         300
   Actuant, Cl A                                                                        28,200             291
   Acuity Brands (A)                                                                    50,700           1,143
   Aegean Marine Petroleum Network                                                      64,800           1,085
   Airtran Holdings*                                                                   122,200             556
   Alamo Group                                                                           2,500              27
   Alaska Air Group*                                                                    13,900             244
   American Railcar Industries                                                           4,100              31
   Ampco-Pittsburgh                                                                     21,400             284
   AO Smith (A)                                                                         28,900             728
   Apogee Enterprises                                                                   48,900             537
   Applied Industrial Technologies (A)                                                  18,425             311
   Applied Signal Technology                                                             9,600             194
   Arkansas Best (A)                                                                    35,900             683
   Astec Industries* (A)                                                                30,600             803
   BE Aerospace*                                                                        87,425             758
   Beacon Roofing Supply*                                                               18,300             245
   Belden                                                                               38,896             487
   Bowne                                                                                30,562              98
   Brady, Cl A                                                                          27,232             480
   Briggs & Stratton (A)                                                                28,600             472
   Brink's                                                                              57,600           1,524
   Celadon Group*                                                                       16,400              91
   CIRCOR International                                                                 11,600             261
   Comfort Systems USA (A)                                                              94,700             982
   Consolidated Graphics*                                                               11,500             146
   Con-way                                                                              58,900           1,056
   Corrections Corp of America*                                                         22,700             291
   Courier                                                                              24,689             374
   CRA International*                                                                    8,200             155
   Crane                                                                                57,500             971
   Cubic                                                                                14,500             367
   Danaos                                                                               31,000             104
   Deluxe                                                                               86,500             833
   Diamond Management & Technology
      Consultants                                                                      117,500             300
   Diana Shipping                                                                       17,700             209
   Ducommun                                                                             14,300             208
   Dycom Industries*                                                                    83,600             484
   DynCorp International, Cl A*                                                         24,000             320
   EMCOR Group*                                                                         82,500           1,417
   EnPro Industries* (A)                                                                53,400             913
   ESCO Technologies* (A)                                                               19,700             762
   Federal Signal                                                                       44,900             237
   G&K Services                                                                         36,715             694
   Gardner Denver*                                                                      25,696             559
   GATX                                                                                 21,600             437
   Genco Shipping & Trading (A)                                                         10,800             133
   General Cable*                                                                       10,700             212
   Genesee & Wyoming, Cl A*                                                             48,300           1,026
   Geo Group*                                                                           57,900             767
   Gibraltar Industries                                                                 27,300             129
   GrafTech International*                                                              49,600             305

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Granite Construction (A)                                                             13,700   $         513
   H&E Equipment Services*                                                              30,900             202
   Harsco                                                                               26,000             576
   Herman Miller (A)                                                                    12,900             137
   HUB Group, Cl A*                                                                     12,600             214
   Hubbell, Cl B                                                                        27,400             739
   Hudson Highland Group*                                                              116,800             130
   Huron Consulting Group*                                                               7,400             314
   ICF International*                                                                   48,900           1,123
   IDEX                                                                                 90,082           1,970
   Interface, Cl A                                                                      59,907             179
   JetBlue Airways* (A)                                                                113,100             413
   Kadant*                                                                              45,099             520
   Kansas City Southern*                                                                21,008             267
   Kaydon (A)                                                                           35,461             969
   KBR                                                                                  48,900             675
   Kelly Services, Cl A (A)                                                             19,700             159
   Kforce*                                                                             137,300             965
   Kirby* (A)                                                                           38,400           1,023
   Knight Transportation                                                                20,000             303
   Knoll                                                                                33,000             202
   Korn/Ferry International*                                                            81,200             736
   LaBarge*                                                                             12,600             105
   Ladish*                                                                              54,700             397
   Landstar System                                                                       6,100             204
   LECG*                                                                               121,979             310
   Lennox International (A)                                                              5,800             153
   LS Starrett, Cl A                                                                       500               3
   M&F Worldwide*                                                                       25,600             300
   Marten Transport*                                                                     2,600              49
   MasTec*                                                                              42,300             511
   McDermott International*                                                             86,300           1,156
   Mcgrath Rentcorp                                                                      1,200              19
   Michael Baker*                                                                       15,200             395
   Monster Worldwide*                                                                   94,000             766
   MPS Group*                                                                          149,400             889
   MSC Industrial Direct, Cl A (A)                                                      10,300             320
   Mueller Industries                                                                   71,400           1,549
   NACCO Industries, Cl A                                                               15,400             419
   Navistar International*                                                              29,500             987
   Nordson (A)                                                                          22,000             625
   Old Dominion Freight Line*                                                           27,800             653
   Orbital Sciences* (A)                                                                31,300             372
   Pacer International (A)                                                              42,000             147
   Pall                                                                                 40,600             829
   Paragon Shipping, Cl A                                                               33,000             115
   Powell Industries*                                                                    1,800              63
   Quanex Building Products                                                            112,175             853
   Regal-Beloit (A)                                                                     60,500           1,854
   Republic Airways Holdings* (A)                                                       71,900             466
   Robbins & Myers                                                                       7,300             111
   Rollins                                                                              41,100             705
   Ryder System (A)                                                                     51,600           1,461
   Saia*                                                                                22,000             263


    46 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   School Specialty* (A)                                                                95,903   $       1,687
   Skywest                                                                              64,600             804
   Spherion*                                                                            99,700             207
   Standex International                                                                 6,400              59
   Steelcase, Cl A (A)                                                                  62,200             312
   Tecumseh Products, Cl A*                                                             83,000             375
   Teledyne Technologies*                                                               54,997           1,468
   Teleflex                                                                             21,515             841
   Terex*                                                                               69,253             641
   Textainer Group Holdings (A)                                                         20,800             141
   Textron                                                                              70,300             403
   Titan Machinery*                                                                     76,300             686
   Trex* (A)                                                                            17,400             133
   Triumph Group                                                                        14,352             548
   TrueBlue*                                                                            87,500             722
   United Rentals* (A)                                                                  11,221              47
   United Stationers*                                                                   12,400             348
   Wabtec (A)                                                                            6,500             171
   Walter Industries                                                                    10,600             242
   Waste Connections*                                                                   22,400             576
   Waste Services*                                                                      24,900             107
   Watts Water Technologies, Cl A (A)                                                   19,894             389
   WESCO International*                                                                 45,567             826
   Woodward Governor                                                                    54,800             613
   YRC Worldwide* (A)                                                                   24,900             112
                                                                                                 -------------
                                                                                                        67,860
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 16.2%
   3Com*                                                                               226,700             700
   Actel*                                                                               59,700             604
   Actuate*                                                                             72,500             222
   Acxiom                                                                               51,500             381
   Adtran                                                                               29,000             470
   Alliance Semiconductor                                                              131,800              24
   Anixter International* (A)                                                           11,400             361
   Applied Micro Circuits* (A)                                                         174,525             848
   ARM Holdings ADR (A)                                                                219,000             968
   Arris Group* (A)                                                                    238,950           1,761
   Arrow Electronics*                                                                   56,300           1,073
   ATMI*                                                                                55,400             855
   Avanex*                                                                               1,873               3
   Avocent* (A)                                                                         72,586             881
   Axesstel*                                                                           274,230              68
   Benchmark Electronics* (A)                                                          149,500           1,674
   Black Box                                                                            43,789           1,034
   Broadridge Financial Solutions                                                       63,400           1,180
   Brocade Communications Systems*                                                     340,500           1,175
   CACI International, Cl A*                                                            32,488           1,185
   Ciber*                                                                               57,500             157
   Ciena*                                                                               33,000             257
   Cognex                                                                               34,600             462
   Coherent*                                                                            45,077             778
   Comtech Telecommunications*                                                             600              15

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Comverse Technology*                                                                181,800   $       1,043
   CPI International*                                                                   39,547             372
   CSG Systems International* (A)                                                       64,500             921
   CTS                                                                                 105,000             379
   Cymer*                                                                               49,100           1,093
   Diebold                                                                              36,431             778
   Digi International*                                                                 111,328             854
   Earthlink* (A)                                                                      180,700           1,187
   Emulex*                                                                             183,861             925
   Entegris*                                                                            93,760              81
   Entrust*                                                                            139,870             211
   Epicor Software*                                                                     60,300             230
   Fair Isaac (A)                                                                      155,200           2,184
   Harris Stratex Networks, Cl A*                                                       13,400              52
   Hewitt Associates, Cl A*                                                             21,200             631
   Hittite Microwave*                                                                   10,900             340
   I2 Technologies* (A)                                                                  7,400              58
   Ikanos Communications*                                                              155,200             220
   Imation                                                                              88,100             674
   Intermec*                                                                            29,500             307
   Intersil, Cl A                                                                       44,600             513
   Jack Henry & Associates                                                              44,500             726
   JDA Software Group*                                                                  28,800             333
   JDS Uniphase* (A)                                                                    88,200             287
   Kenexa*                                                                              10,700              58
   Keynote Systems* (A)                                                                 74,100             588
   Lawson Software* (A)                                                                520,619           2,213
   LeCroy* (A)                                                                          38,900             122
   Lender Processing Services                                                           19,400             594
   Lionbridge Technologies*                                                             53,700              53
   Littelfuse*                                                                          49,031             539
   LTX-Credence* (A)                                                                   224,600              63
   Manhattan Associates* (A)                                                            80,200           1,389
   MAXIMUS (A)                                                                          51,000           2,033
   Maxwell Technologies*                                                                17,500             122
   MEMC Electronic Materials*                                                           47,300             780
   Mentor Graphics*                                                                     46,400             206
   Mercury Computer Systems*                                                            95,200             527
   Merrimac Industries*                                                                 19,700              41
   Methode Electronics                                                                  88,700             318
   Micrel                                                                               68,100             480
   MicroStrategy, Cl A*                                                                 26,800             916
   MKS Instruments*                                                                     29,800             437
   Multi-Fineline Electronix*                                                           51,600             869
   NCR*                                                                                 41,100             327
   Ness Technologies*                                                                  139,600             412
   Netscout Systems*                                                                    27,300             195
   Omnivision Technologies*                                                             40,090             269
   ON Semiconductor* (A)                                                               148,530             579
   Orbotech*                                                                           158,400             600
   Orckit Communications*                                                               74,700             155
   OSI Systems*                                                                         11,100             169
   Parametric Technology*                                                              113,838           1,136
   Perot Systems, Cl A*                                                                 44,766             576


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 47

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Photronics* (A)                                                                      41,400   $          40
   Plantronics                                                                          17,700             214
   PLATO Learning*                                                                      76,070             135
   Polycom*                                                                             31,100             479
   Progress Software*                                                                   37,900             658
   QLogic*                                                                              25,400             282
   Quantum* (A)                                                                        343,200             230
   Quest Software*                                                                       5,500              70
   Rackable Systems*                                                                    58,470             237
   Radisys* (A)                                                                         72,500             439
   RADWARE*                                                                            134,030             780
   Richardson Electronics                                                               41,728             141
   Rudolph Technologies*                                                               106,400             322
   S1*                                                                                  49,200             253
   Seachange International*                                                             94,900             543
   Semtech*                                                                             17,200             230
   SkillSoft ADR* (A)                                                                  159,888           1,070
   Skyworks Solutions*                                                                 233,600           1,883
   SPSS*                                                                                43,600           1,239
   SRA International, Cl A*                                                             67,300             989
   Standard Microsystems*                                                               61,600           1,146
   Super Micro Computer*                                                                13,400              66
   Sybase* (A)                                                                          63,747           1,931
   Synaptics*                                                                            9,200             246
   SYNNEX* (A)                                                                          24,100             474
   Synopsys*                                                                            26,854             557
   Tech Data*                                                                           19,500             425
   Technitrol                                                                           63,300             108
   Techwell*                                                                            10,967              69
   Tekelec* (A)                                                                         75,000             992
   TIBCO Software*                                                                     334,600           1,964
   TNS*                                                                                 67,200             550
   Tyler Technologies*                                                                  56,600             828
   Ultra Clean Holdings*                                                                79,700              85
   Ultratech* (A)                                                                      129,300           1,615
   United Online                                                                       136,800             610
   Utstarcom* (A)                                                                      149,400             116
   Varian Semiconductor Equipment
       Associates*                                                                      70,300           1,523
   Verint Systems*                                                                      75,368             264
   Xyratex*                                                                            104,939             231
   Zoran* (A)                                                                          192,110           1,691
                                                                                                 -------------
                                                                                                        74,026
                                                                                                 -------------
MATERIALS -- 4.3%
   Aptargroup                                                                           17,449             543
   Bemis                                                                                19,899             417
   Buckeye Technologies*                                                                44,000              94
   Bway Holding*                                                                        21,600             170
   Cabot                                                                                38,194             402
   Carpenter Technology                                                                 36,100             510
   Crown Holdings*                                                                      65,000           1,477
   Cytec Industries                                                                     75,789           1,138

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Eagle Materials (A)                                                                  35,700   $         866
   Ferro (A)                                                                            35,100              50
   FMC                                                                                   8,738             377
   H.B. Fuller                                                                          98,000           1,274
   Innophos Holdings                                                                     8,900             100
   International Flavors & Fragrances                                                   23,320             710
   Kaiser Aluminum (A)                                                                  11,000             254
   Mercer International* (A)                                                            64,200              42
   Myers Industries                                                                      4,200              26
   Neenah Paper                                                                         68,135             247
   NewMarket                                                                            10,000             443
   Olin (A)                                                                             40,533             579
   OM Group* (A)                                                                        52,700           1,018
   Owens-Illinois*                                                                      57,183             826
   Pactiv*                                                                              21,591             315
   PolyOne*                                                                            108,400             251
   Quaker Chemical                                                                      23,200             184
   Reliance Steel & Aluminum                                                             9,200             242
   Rock-Tenn, Cl A                                                                      21,400             579
   Royal Gold                                                                            1,500              70
   RTI International Metals*                                                            20,800             244
   Schnitzer Steel Industries, Cl A                                                     18,100             568
   Schulman A                                                                           45,000             610
   Schweitzer-Mauduit International                                                     46,634             861
   Scotts Miracle-Gro, Cl A                                                              9,200             319
   Sensient Technologies                                                                66,730           1,568
   Silgan Holdings                                                                      37,999           1,997
   Worthington Industries (A)                                                           29,400             256
                                                                                                 -------------
                                                                                                        19,627
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 0.3%
   Atlantic Telegraph-Network                                                            8,900             171
   Global Crossing*                                                                     20,600             144
   Premiere Global Services*                                                            33,200             293
   Syniverse Holdings*                                                                  30,900             487
   USA Mobility                                                                         32,600             300
                                                                                                 -------------
                                                                                                         1,395
                                                                                                 -------------
UTILITIES -- 4.6%
   AGL Resources                                                                        38,853           1,031
   Atmos Energy                                                                         26,031             602
   Black Hills                                                                          14,300             256
   California Water Service Group                                                        6,500             272
   Centerpoint Energy                                                                   86,200             899
   Central Vermont Public Service                                                       14,900             258
   Chesapeake Utilities                                                                  2,800              85
   Cleco                                                                                27,900             605
   CMS Energy (A)                                                                       71,100             842
   El Paso Electric*                                                                    90,000           1,268
   Energy                                                                               59,600             560
   Great Plains Energy                                                                  83,383           1,123
   Idacorp                                                                              13,372             312
   ITC Holdings                                                                         10,700             467


    48 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Shares/ Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Middlesex Water                                                                       4,700   $          68
   New Jersey Resources                                                                  1,500              51
   NorthWestern                                                                         43,100             926
   Ormat Technologies (A)                                                               20,400             560
   Piedmont Natural Gas (A)                                                              1,600              41
   PNM Resources                                                                        43,600             360
   Portland General Electric                                                           137,684           2,422
   South Jersey Industries (A)                                                          13,000             455
   Southern Union                                                                      109,800           1,671
   Southwest Gas                                                                        46,300             976
   Synthesis Energy Systems*                                                            84,100              56
   UGI                                                                                  24,200             571
   UIL Holdings                                                                         39,772             888
   Unisource Energy                                                                     30,400             857
   Vectren                                                                              11,100             234
   Westar Energy                                                                        76,866           1,347
   WGL Holdings                                                                         23,048             756
                                                                                                 -------------
                                                                                                        20,819
                                                                                                 -------------
Total Common Stock
   (Cost $614,023) ($ Thousands)                                                                       435,710
                                                                                                 -------------
EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 2000 Index Fund (A)                                                  12,177             511
                                                                                                 -------------
Total Exchange Traded Fund
   (Cost $822) ($ Thousands)                                                                               511
                                                                                                 -------------

                                                                                   Number of
                                                                                    Warrants
                                                                                 -------------
WARRANTS -- 0.0%
   Washington Mutual
      Expires 01/03/03*                                                                193,142               3
                                                                                                 -------------
Total Warrants
   (Cost $25) ($Thousands)                                                                                   3
                                                                                                 -------------
CONVERTIBLE BONDS -- 0.3%
FINANCIALS -- 0.3%
   Boston Properties CV to 7.0430
      2.875%, 02/15/37+ (F)                                                      $         440             342
   Forest City Enterprises CV to 15.0631
      3.625%, 10/15/11 (F)                                                                 672             380
   Vornado Realty Trust CV to 6.1553
      2.850%, 04/01/27+ (A) (F)                                                            915             686
                                                                                                 -------------
                                                                                                         1,408
                                                                                                 -------------
Total Convertible Bonds
   (Cost $1,314) ($ Thousands)                                                                           1,408
                                                                                                 -------------

                                                                                  Shares/ Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED PARTNERSHIP -- 21.6%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (D)                                                               102,802,859   $      98,547
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $102,803) ($ Thousands)                                                                        98,547
                                                                                                 -------------
CASH EQUIVALENTS -- 4.4%
   Merrill Lynch EBP Master, 0.020%**                                                1,190,832           1,191
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                              18,996,077          18,996
                                                                                                 -------------
Total Cash Equivalents
   (Cost $20,187) ($ Thousands)                                                                         20,187
                                                                                                 -------------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bills
         0.258%, 06/11/09 (E) (F)                                                $       2,225           2,224
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $2,224) ($ Thousands)                                                                           2,224
                                                                                                 -------------
Total Investments -- 122.4%
   (Cost $741,398) ($ Thousands)                                                                 $     558,590
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                              NUMBER OF                   UNREALIZED
TYPE OF                       CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI       309         Jun-2009        $1,008
                                                            ======

Percentages are based on Net Assets of $456,238 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

+++ Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $101,610 ($ Thousands).

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2009 was $338 ($ Thousands) and represented 0.07% of Net Assets.

(C) Security considered illiquid or restricted. The total market value of such securities as of March 31, 2009 was $338 ($ Thousands) and represented 0.07% of Net Assets.

(D) This security was purchased with cash collateral held from securities on loan (see Note 7). The total market value of such securities as of March 31, 2009 was $98,547 ($ Thousands).

(E) Security, or portion thereof has been pledged as collateral on open futures contracts.

(F)  The rate reported is the effective yield at the time of purchase.

ADR -- American Depositary Receipt

Cl -- Class

CV -- Convertible Security

L.P. -- Limited Partnership

PIPE -- Private Investment in Public Entity

The accompanying notes are an integral part of the financial statements.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 49

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Information Technology       20.7%
Health Care                  17.3%
Industrials                  15.2%
Affiliated Partnership       15.1%
Consumer Discretionary       10.4%
Financials                    6.4%
Energy                        4.7%
Consumer Staples              2.1%
Cash Equivalents              2.1%
Materials                     2.0%
Telecommunication Services    1.7%
Utilities                     1.1%
Convertible Bond              0.7%
U.S. Treasury Obligations     0.4%
Warrants                      0.1%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 97.2%
CONSUMER DISCRETIONARY -- 12.4%
   Aaron Rents (A)                                                                      40,165   $       1,071
   Aeropostale* (A)                                                                     55,700           1,479
   American Eagle Outfitters                                                            42,755             523
   American Public Education*                                                           11,890             500
   Amerigon* (A)                                                                        88,379             327
   Bally Technologies*                                                                  31,200             575
   Barnes & Noble                                                                        1,100              24
   Bebe Stores                                                                          85,506             570
   Big Lots* (A)                                                                        26,920             559
   BJ's Restaurants* (A)                                                                71,260             991
   Blue Nile*                                                                           21,295             642
   BorgWarner                                                                           28,407             577
   Buckle                                                                               14,300             457
   Buffalo Wild Wings*                                                                  14,283             523
   Build-A-Bear Workshop*                                                               13,400              81
   Burger King Holdings (A)                                                             14,460             332
   California Pizza Kitchen*                                                            10,303             135
   Capella Education* (A)                                                               17,543             930
   Career Education* (A)                                                                30,592             733
   Cato, Cl A                                                                           40,516             741
   CEC Entertainment*                                                                   21,300             551
   Century Casinos*                                                                    132,033             205
   Charlotte Russe Holding*                                                             20,500             167
   Cheesecake Factory*                                                                  24,700             283
   Christopher & Banks                                                                  24,978             102
   Cinemark Holdings                                                                     5,500              52
   CKE Restaurants                                                                      22,500             189
   Corinthian Colleges* (A)                                                             90,246           1,755
   Cracker Barrel Old Country Store (A)                                                  5,000             143
   Deckers Outdoor*                                                                      1,100              58
   Dick's Sporting Goods* (A)                                                           73,555           1,050
   Dollar Tree*                                                                          1,500              67
   DreamWorks Animation SKG, Cl A*                                                       3,900              85
   Dress Barn*                                                                          39,965             491

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   DSW, Cl A* (A)                                                                       53,000   $         492
   Eddie Bauer Holdings*                                                               270,451             116
   Einstein Noah Restaurant Group*                                                      10,800              63
   FGX International Holdings*                                                          14,500             168
   Finish Line, Cl A                                                                    70,695             468
   Focus Media Holding ADR* (A)                                                         53,851             366
   Foot Locker                                                                          21,600             226
   Fossil*                                                                               9,400             148
   Fred's, Cl A                                                                          4,000              45
   Fuel Systems Solutions* (A)                                                          25,264             341
   Fuqi International* (A)                                                              18,400              86
   Genius Products*                                                                    429,555               2
   Gildan Activewear* (A)                                                               65,000             526
   Gymboree*                                                                            47,620           1,017
   hhgregg*                                                                             16,231             230
   Hibbett Sports* (A)                                                                  15,887             305
   HOT Topic*                                                                            5,668              64
   Iconix Brand Group*                                                                   8,000              71
   Interactive Data                                                                      9,800             244
   J Crew Group*                                                                         9,800             129
   Jarden*                                                                              59,925             759
   Jo-Ann Stores*                                                                       25,034             409
   Life Time Fitness*                                                                  104,561           1,313
   Lincoln Educational Services*                                                         4,300              79
   Maidenform Brands*                                                                   16,900             155
   Marvel Entertainment*                                                                44,795           1,189
   Matthews International, Cl A                                                         18,660             538
   Morningstar* (A)                                                                     21,033             718
   National CineMedia                                                                   69,740             919
   NetFlix* (A)                                                                         49,885           2,141
   Nordstrom                                                                            29,675             497
   Nutri/System                                                                          8,400             120
   NVR*                                                                                  1,335             571
   OfficeMax (A)                                                                       194,300             606
   Overstock.com*                                                                        6,300              58
   Panera Bread, Cl A* (A)                                                              15,230             851
   Peet's Coffee & Tea* (A)                                                             21,290             460
   PetMed Express*                                                                       8,972             148
   PetSmart                                                                             22,515             472
   PF Chang's China Bistro* (A)                                                         20,591             471
   Pinnacle Entertainment*                                                             119,382             841
   RadioShack                                                                            5,000              43
   Regis                                                                                35,700             516
   Retail Ventures*                                                                    179,500             273
   Shutterfly* (A)                                                                      59,700             559
   Smith & Wesson Holding*                                                               3,600              22
   Sotheby's                                                                            22,500             202
   Stamps.com*                                                                          16,400             159
   Steven Madden*                                                                       19,800             372
   Strayer Education                                                                     2,800             504
   Tempur-Pedic International (A)                                                       47,400             346
   Texas Roadhouse, Cl A*                                                               61,950             590
   Thunderbird Resorts PIPE* (B) (C)                                                     3,200               5
   Thunderbird Resorts PIPE* (B) (C) (G)                                               142,900             229
   Tractor Supply* (A)                                                                  25,764             929


    50 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   True Religion Apparel* (A)                                                           30,795   $         364
   Tupperware Brands                                                                     3,100              53
   Universal Electronics*                                                                3,600              65
   Universal Technical Institute*                                                        7,700              92
   Urban Outfitters*                                                                    25,235             413
   Volcom*                                                                               4,800              46
   Warnaco Group*                                                                       10,900             262
   Wendy's, Cl A                                                                        90,710             456
   Williams-Sonoma                                                                       5,300              54
   WMS Industries* (A)                                                                  47,935           1,002
   Wolverine World Wide                                                                  3,200              50
   Wonder Auto Technology*                                                               8,500              30
                                                                                                 -------------
                                                                                                        43,026
                                                                                                 -------------
CONSUMER STAPLES -- 2.5%
   American Oriental Bioengineering* (A)                                                52,100             201
   Asiatic Development (Malaysia)                                                      272,000             319
   Boston Beer, Cl A*                                                                    2,500              52
   Cal-Maine Foods (A)                                                                  18,811             421
   Casey's General Stores                                                               14,745             393
   Chattem*                                                                                600              34
   China Sky One Medical* (A)                                                           11,200             129
   Cosan SA Industria e
      Comercio (Brazil)*                                                               105,200             442
   Darling International*                                                               21,500              80
   Diamond Foods                                                                         8,200             229
   Flowers Foods (A)                                                                    66,545           1,563
   Hansen Natural*                                                                       5,024             181
   JM Smucker                                                                            9,400             350
   Lancaster Colony                                                                      3,600             149
   Lance (A)                                                                            21,200             442
   NBTY*                                                                                31,000             436
   Nu Skin Enterprises, Cl A                                                             8,800              92
   Pantry*                                                                              18,500             326
   Pricesmart                                                                            1,100              20
   Ralcorp Holdings*                                                                     3,900             210
   Smart Balance*                                                                      148,230             895
   Spartan Stores (A)                                                                    2,400              37
   SunOpta*                                                                            238,538             413
   USANA Health Sciences* (A)                                                           15,300             342
   Vector Group (A)                                                                     25,700             334
   Viterra*                                                                             54,000             377
   Zhongpin*                                                                            25,800             229
                                                                                                 -------------
                                                                                                         8,696
                                                                                                 -------------
ENERGY -- 5.6%
   Arena Resources* (A)                                                                 53,600           1,366
   Atwood Oceanics*                                                                     19,000             315
   Bill Barrett*                                                                         2,900              65
   Bolt Technology*                                                                     10,100              72
   BPZ Energy PIPE*                                                                     57,500             213
   BPZ Resources* (A)                                                                  102,000             377

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   CARBO Ceramics                                                                        1,000   $          28
   Carrizo Oil & Gas*                                                                  119,664           1,063
   Cimarex Energy                                                                       27,919             513
   Clayton Williams Energy*                                                              8,100             237
   CNX Gas*                                                                              1,800              43
   Comstock Resources* (A)                                                              30,684             914
   Contango Oil & Gas* (A)                                                               4,900             192
   CVR Energy*                                                                          27,200             151
   Delek US Holdings                                                                     6,400              66
   Denbury Resources*                                                                    8,700             129
   Double Eagle Petroleum* (A)                                                           3,500              18
   Dresser-Rand Group*                                                                  66,829           1,477
   Encore Acquisition*                                                                   2,600              61
   Endeavour International*                                                             31,122              27
   EXCO Resources*                                                                     136,373           1,364
   General Maritime                                                                      4,900              34
   GMX Resources*                                                                       47,799             311
   Goodrich Petroleum* (A)                                                              47,063             911
   Gran Tierra Energy*                                                                  52,200             131
   Gulf Island Fabrication                                                               7,400              59
   Holly                                                                                16,455             349
   Infinity Bio-Energy*                                                                741,494              44
   InterOil* (A)                                                                        10,125             284
   Lufkin Industries                                                                     4,900             186
   Mahalo Energy*                                                                      257,800               7
   Matrix Service* (A)                                                                  36,500             300
   McMoRan Exploration* (A)                                                             49,500             233
   NATCO Group, Cl A*                                                                    4,000              76
   Natural Gas Services Group*                                                           2,200              20
   Nordic American Tanker Shipping,
      Cl US                                                                              4,300             126
   Oilsands Quest* (A)                                                                 290,500             209
   OYO Geospace*                                                                         2,900              38
   Panhandle Oil and Gas, Cl A                                                           2,700              46
   PetroHawk Energy*                                                                    81,704           1,571
   Plains Exploration & Production*                                                     13,000             224
   Quicksilver Resources*                                                              263,005           1,457
   Rentech* (A)                                                                        310,500             171
   Superior Energy Services*                                                            15,063             194
   Swift Energy* (A)                                                                    21,400             156
   Teekay Tankers, Cl A (A)                                                              9,400              90
   Vaalco Energy*                                                                       36,400             193
   W&T Offshore (A)                                                                     74,000             455
   Western Refining (A)                                                                 38,360             458
   Westmoreland Coal*                                                                    9,400              67
   Whiting Petroleum*                                                                   17,000             439
   Willbros Group*                                                                      42,219             409
   World Fuel Services (A)                                                              45,595           1,442
                                                                                                 -------------
                                                                                                        19,381
                                                                                                 -------------
FINANCIALS -- 7.6%
   Affiliated Managers Group*                                                           25,797           1,076
   American Financial Group                                                             24,285             390


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Amerisafe*                                                                            2,400   $          37
   Amtrust Financial Services (A)                                                        6,000              57
   Anworth Mortgage Asset+                                                             125,800             771
   Brasil Brokers Participacoes*                                                       460,500             224
   Capitol Federal Financial (A)                                                        19,120             723
   Capstead Mortgage+                                                                   61,009             655
   Cardtronics*                                                                        107,529             190
   Cohen & Steers                                                                       12,400             138
   Columbia Banking System                                                               5,326              34
   Danvers Bancorp                                                                       9,400             130
   Dollar Financial* (A)                                                                86,100             820
   Eaton Vance                                                                          24,130             551
   eHealth*                                                                             11,264             180
   Equity One+                                                                          10,400             127
   Evercore Partners, Cl A                                                              45,761             707
   Ezcorp, Cl A*                                                                        16,400             190
   FCStone Group*                                                                       13,081              30
   Financial Federal                                                                     5,700             121
   First Cash Financial Services*                                                        8,400             125
   First Financial Bancorp                                                              26,155             249
   First Financial Bankshares (A)                                                        9,025             435
   Forestar Group*                                                                      16,600             127
   Franklin Street Properties+                                                           6,400              79
   General Shopping Brasil (Brazil)*                                                   304,800             291
   Getty Realty+                                                                        11,900             218
   Gluskin Sheff + Associates (Canada)                                                  42,800             337
   Greenhill                                                                            13,400             990
   Grubb & Ellis                                                                       487,880             307
   Hancock Holding                                                                       8,800             275
   Hatteras Financial+                                                                  25,394             635
   Hercules Technology Growth Capital                                                   93,805             469
   Highbury Financial                                                                   85,600             175
   Inland Real Estate+                                                                  25,900             184
   Interactive Brokers Group, Cl A*                                                     23,100             373
   Investors Real Estate Trust+ (A)                                                     36,500             360
   Janus Capital Group                                                                  35,299             235
   Jones Lang LaSalle                                                                   17,070             397
   Kansas City Life Insurance (A)                                                       13,607             488
   Knight Capital Group, Cl A*                                                          29,000             428
   LTC Properties+                                                                      15,800             277
   MarketAxess Holdings*                                                               121,473             928
   MFA Financial+ (A)                                                                  104,700             616
   MSCI, Cl A*                                                                          51,752             875
   optionsXpress Holdings                                                               64,030             728
   Penson Worldwide*                                                                     8,400              54
   Platinum Underwriters Holdings                                                       19,460             552
   PS Business Parks+                                                                   10,700             394
   RAM Holdings*                                                                        68,700              17
   Rayonier+                                                                             1,400              42
   Redwood Trust+                                                                       40,425             621
   Riskmetrics Group*                                                                   50,395             720
   Signature Bank NY*                                                                   11,400             322
   Smithtown Bancorp (A)                                                                 3,100              35

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Sovran Self Storage+                                                                  3,400   $          68
   Stifel Financial*                                                                     1,300              56
   Suffolk Bancorp                                                                       1,600              42
   Sun Communities+ (A)                                                                 27,600             326
   SVB Financial Group*                                                                 18,990             380
   SWS Group                                                                            10,126             157
   Titanium Asset Management,
      PIPE* (B) (C)                                                                    140,900             705
   Tower Group                                                                          23,850             587
   TradeStation Group*                                                                  23,400             155
   Trustco Bank NY (A)                                                                  74,700             449
   United Community Banks                                                               10,682              45
   Uranium Participation*                                                               73,400             356
   Value Creation* (B) (C)                                                             145,600             467
   Victory Acquisition* (A)                                                             42,023             416
   Waddell & Reed Financial, Cl A                                                       15,000             271
   Westamerica Bancorporation (A)                                                       12,695             578
   World Acceptance* (A)                                                                41,700             713
   Zenith National Insurance                                                             1,100              27
                                                                                                 -------------
                                                                                                        26,307
                                                                                                 -------------
HEALTH CARE -- 20.6%
   Abaxis* (A)                                                                          16,723             288
   Achillion Pharmaceuticals*                                                           86,261             135
   Acorda Therapeutics*                                                                 26,820             531
   Affymax* (A)                                                                          5,100              82
   Akorn*                                                                               15,400              13
   Albany Molecular Research*                                                           19,100             180
   Alexion Pharmaceuticals* (A)                                                         64,880           2,443
   Align Technology*                                                                    16,900             134
   Alkermes*                                                                           133,495           1,619
   Alliance Imaging*                                                                    54,903             373
   Allos Therapeutics*                                                                  20,200             125
   Allscripts Healthcare Solutions (A)                                                  76,480             787
   Alnylam Pharmaceuticals* (A)                                                         25,983             495
   AMAG Pharmaceuticals* (A)                                                            25,423             935
   Amedisys*                                                                             7,900             217
   American Medical Systems Holdings*                                                   66,863             746
   AMN Healthcare Services*                                                             18,400              94
   Amsurg*                                                                              44,200             701
   Analogic                                                                              1,900              61
   Angiodynamics*                                                                        5,100              57
   Arena Pharmaceuticals* (A)                                                          166,600             502
   Array Biopharma* (A)                                                                 73,775             195
   ATHENAHEALTH INC* (A)                                                                31,274             754
   BioMarin Pharmaceuticals*                                                           114,935           1,420
   Bio-Rad Laboratories, Cl A*                                                          10,000             659
   Bruker BioSciences*                                                                  48,100             296
   Cardiome Pharma*                                                                    207,838             609
   CardioNet*                                                                           10,973             308
   Catalyst Health Solutions*                                                           37,705             747
   Centene*                                                                             43,600             786
   Cephalon*                                                                               300              20


    52 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Cepheid* (A)                                                                         63,254   $         437
   Chemed                                                                                9,100             354
   Chindex International*                                                               20,100             100
   Conceptus* (A)                                                                       23,695             278
   Conmed*                                                                              44,215             637
   Corvel*                                                                               3,500              71
   Cougar Biotechnology* (A)                                                             6,800             219
   Covance*                                                                              5,500             196
   CryoLife*                                                                            24,800             128
   Cubist Pharmaceuticals*                                                              45,612             746
   CV Therapeutics*                                                                      2,300              46
   Cyberonics* (A)                                                                      75,670           1,004
   Cypress Bioscience* (A)                                                              53,364             379
   Dionex*                                                                               1,800              85
   Durect*                                                                             332,642             742
   Edwards Lifesciences*                                                                10,605             643
   Emergency Medical Services,
      Cl A* (A)                                                                          2,300              72
   Enzo Biochem*                                                                        16,041              65
   Enzon Pharmaceuticals* (A)                                                           17,500             106
   eResearchTechnology*                                                                 41,100             216
   ev3* (A)                                                                             59,533             423
   Exelixis* (A)                                                                        89,331             411
   Genoptix*                                                                               900              25
   Gen-Probe*                                                                            4,100             187
   Gentiva Health Services*                                                             32,775             498
   GTx* (A)                                                                             11,800             125
   Haemonetics*                                                                          6,231             343
   Hanger Orthopedic Group*                                                             42,660             565
   Healthways*                                                                           5,595              49
   HMS Holdings*                                                                        17,115             563
   ICU Medical*                                                                          4,200             135
   Idera Pharmaceuticals*                                                                3,400              22
   Idexx Laboratories*                                                                  12,902             446
   I-Flow*                                                                              75,043             274
   Immucor*                                                                             78,270           1,969
   Incyte* (A)                                                                         177,600             416
   Integra LifeSciences Holdings* (A)                                                    8,646             214
   InterMune*                                                                           12,900             212
   Intuitive Surgical*                                                                  14,409           1,374
   Invacare                                                                             15,400             247
   IPC The Hospitalist*                                                                 45,677             869
   Isis Pharmaceuticals* (A)                                                            83,485           1,253
   Kendle International*                                                                 8,200             172
   Kensey Nash*                                                                          9,600             204
   Landauer                                                                              5,400             274
   LHC Group* (A)                                                                       88,805           1,979
   Life Sciences Research*                                                               8,000              58
   Luminex* (A)                                                                         25,288             458
   Magellan Health Services*                                                             1,600              58
   Martek Biosciences (A)                                                               46,482             848
   Masimo* (A)                                                                          43,190           1,252
   Maxygen*                                                                             17,700             120
   Medarex*                                                                             53,564             275

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   MedAssets*                                                                           13,753   $         196
   Medicines*                                                                           64,800             702
   Medicis Pharmaceutical, Cl A (A)                                                     62,500             773
   Medivation* (A)                                                                       4,000              73
   Mednax* (A)                                                                          45,819           1,350
   Meridian Bioscience                                                                  25,200             457
   Merit Medical Systems* (A)                                                           95,065           1,161
   Micrus Endovascular* (A)                                                             21,006             125
   Molina Healthcare*                                                                    5,100              97
   Momenta Pharmaceuticals* (A)                                                         51,110             563
   MWI Veterinary Supply*                                                               22,147             631
   Myriad Genetics* (A)                                                                 71,016           3,229
   National Healthcare                                                                   3,000             120
   National Research                                                                       400              10
   Natus Medical*                                                                       12,900             110
   Noven Pharmaceuticals*                                                               30,526             289
   NuVasive* (A)                                                                        53,353           1,674
   Obagi Medical Products*                                                              27,000             145
   Odyssey HealthCare*                                                                  38,400             373
   Omnicell*                                                                            66,240             518
   Onyx Pharmaceuticals*                                                                30,151             861
   Optimer Pharmaceuticals* (A)                                                         22,438             296
   OSI Pharmaceuticals*                                                                 36,700           1,404
   Owens & Minor                                                                        23,124             766
   Pain Therapeutics*                                                                   20,300              85
   Palomar Medical Technologies*                                                         7,146              52
   Par Pharmaceutical*                                                                   3,400              32
   Parexel International*                                                               37,900             369
   PDL BioPharma                                                                        54,264             384
   Perrigo                                                                               3,700              92
   Pharmaceutical Product Development                                                    2,700              64
   PharMerica* (A)                                                                      33,995             566
   Phase Forward*                                                                       96,513           1,234
   Pozen*                                                                              173,323           1,061
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                                                            17,800              36
   Progenics Pharmaceuticals*                                                            8,100              53
   PSS World Medical*                                                                   20,108             289
   Psychiatric Solutions* (A)                                                           68,663           1,080
   Questcor Pharmaceuticals*                                                            39,600             195
   Quidel* (A)                                                                          62,600             577
   Regeneron Pharmaceuticals*                                                           27,600             383
   Res-Care*                                                                            39,100             569
   Rigel Pharmaceuticals* (A)                                                           94,100             578
   Sangamo Biosciences*                                                                  5,000              21
   Seattle Genetics*                                                                    46,366             457
   Sequenom* (A)                                                                        27,792             395
   Sirona Dental Systems* (A)                                                           26,600             381
   Somanetics*                                                                          12,500             190
   STERIS (A)                                                                           68,781           1,601
   Sucampo Pharmaceuticals, Cl A*                                                        5,300              33
   SurModics*                                                                                3              --
   Techne                                                                                6,400             350
   Theravance* (A)                                                                      38,425             653


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Thoratec* (A)                                                                        39,305   $       1,010
   TomoTherapy*                                                                         88,202             234
   United Therapeutics*                                                                 19,125           1,264
   US Physical Therapy*                                                                  1,800              17
   Viropharma*                                                                          12,113              64
   Vnus Medical Technologies*                                                            4,600              98
   Volcano* (A)                                                                         51,710             752
   Waters*                                                                               2,900             107
   West Pharmaceutical Services                                                          9,765             320
   Wright Medical Group*                                                                16,442             214
   XenoPort* (A)                                                                         8,200             159
   Zoll Medical*                                                                        10,200             146
                                                                                                 -------------
                                                                                                        71,242
                                                                                                 -------------
INDUSTRIALS -- 18.1%
   AAON                                                                                 17,600             319
   Actuant, Cl A                                                                         6,666              69
   Acuity Brands                                                                        13,500             304
   Administaff                                                                           9,400             199
   Advanced Battery Technologies*                                                       30,200              65
   Advisory Board*                                                                       9,700             161
   Aegean Marine Petroleum Network (A)                                                 121,323           2,032
   AerCap Holdings*                                                                    221,840             721
   Aerovironment*                                                                       18,850             394
   Airtran Holdings*                                                                    91,725             417
   Allegiant Travel* (A)                                                                22,745           1,034
   Allen-Vanguard*                                                                   3,468,452             441
   Altra Holdings*                                                                      32,700             127
   American Science & Engineering                                                        1,100              61
   Ameron International                                                                 12,000             632
   Ampco-Pittsburgh                                                                      6,200              82
   AO Smith                                                                              2,800              70
   Apogee Enterprises                                                                    6,900              76
   Applied Industrial Technologies                                                      30,300             511
   Applied Signal Technology                                                            17,100             346
   Arkansas Best                                                                         5,200              99
   Astec Industries*                                                                       700              18
   Axsys Technologies*                                                                   9,075             382
   AZZ*                                                                                  1,900              50
   Badger Meter (A)                                                                     13,000             376
   Barnes Group                                                                         88,635             948
   Beacon Roofing Supply* (A)                                                           41,645             558
   Brady, Cl A                                                                           3,300              58
   Briggs & Stratton                                                                    14,100             233
   Calgon Carbon*                                                                        2,600              37
   Carlisle                                                                             24,400             479
   Celadon Group*                                                                       63,148             350
   Ceradyne*                                                                            31,600             573
   Chart Industries*                                                                    26,800             211
   China Fire & Security Group* (A)                                                     11,600              91
   CIRCOR International                                                                 25,000             563
   Clarcor                                                                              24,135             608
   Clean Harbors*                                                                       12,900             619
   Colfax* (A)                                                                          32,800             225

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Comfort Systems USA                                                                   4,900   $          51
   Con-way                                                                              13,639             245
   Copa Holdings, Cl A                                                                  33,539             962
   Copart*                                                                              22,382             664
   Corrections Corp of America* (A)                                                     24,175             310
   CoStar Group* (A)                                                                    80,433           2,433
   CRA International*                                                                   31,800             600
   Crane                                                                                73,685           1,244
   Cubic                                                                                22,500             570
   Curtiss-Wright                                                                        1,500              42
   Deluxe                                                                                7,200              69
   Duff & Phelps*                                                                       36,400             573
   Dycom Industries*                                                                     8,900              52
   Dynamic Materials                                                                     4,900              45
   DynCorp International, Cl A*                                                         18,700             249
   EMCOR Group*                                                                         45,100             774
   EnergySolutions                                                                      48,554             420
   EnerSys*                                                                              5,400              65
   EnPro Industries*                                                                    16,200             277
   ESCO Technologies*                                                                    5,861             227
   Force Protection* (A)                                                               118,600             569
   Forward Air                                                                          28,040             455
   FTI Consulting*                                                                      17,700             876
   Fuel Tech*                                                                            5,100              53
   Genesee & Wyoming, Cl A*                                                             16,000             340
   Geo Group*                                                                           51,115             677
   GeoEye* (A)                                                                          18,900             373
   GrafTech International*                                                              52,900             326
   Graham                                                                               11,700             105
   GT Solar International*                                                              48,000             319
   H&E Equipment Services*                                                              72,200             473
   Healthcare Services Group (A)                                                        54,058             809
   Heartland Express                                                                     3,000              44
   Heico, Cl A                                                                          15,404             318
   HEICO CORP (A)                                                                       12,830             312
   Heidrick & Struggles International                                                    4,100              73
   Horizon Lines, Cl A                                                                 111,069             337
   HUB Group, Cl A*                                                                      2,200              38
   Hubbell, Cl B                                                                         2,861              77
   Huron Consulting Group*                                                              27,315           1,159
   ICF International* (A)                                                               37,117             853
   IHS, Cl A*                                                                           11,410             470
   II-VI*                                                                                3,300              57
   Innerworkings*                                                                      129,863             555
   Integrated Electrical Services*                                                       1,700              16
   JB Hunt Transport Services                                                           19,800             477
   Kaman                                                                                13,400             168
   Kansas City Southern* (A)                                                            27,790             353
   Kaydon                                                                               18,113             495
   KBR                                                                                   3,400              47
   Kforce*                                                                              12,100              85
   Kirby*                                                                               30,600             815
   Knight Transportation                                                                47,632             722
   Knoll                                                                                36,700             225


    54 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Korn/Ferry International*                                                             7,300   $          66
   LaBarge*                                                                             14,800             124
   Ladish*                                                                               5,800              42
   Landstar System                                                                      14,150             474
   LB Foster, Cl A*                                                                     20,384             506
   Lydall*                                                                              15,500              46
   M&F Worldwide* (A)                                                                   25,300             296
   Manpower                                                                             13,445             424
   Marten Transport*                                                                     9,300             174
   MasTec*                                                                             110,245           1,333
   Mcgrath Rentcorp                                                                      1,600              25
   Met-Pro                                                                              12,300             100
   Michael Baker*                                                                       10,500             273
   Middleby*                                                                             2,400              78
   Mine Safety Appliances                                                               10,600             212
   MSC Industrial Direct, Cl A                                                          13,275             412
   Navigant Consulting*                                                                  6,684              87
   Nordson                                                                               3,957             112
   Northwest Pipe*                                                                      10,655             303
   Old Dominion Freight Line*                                                           76,276           1,792
   Omega Flex                                                                              400               6
   Orbital Sciences*                                                                    29,344             349
   Orion Marine Group*                                                                  25,000             328
   Pike Electric*                                                                        6,900              64
   Powell Industries*                                                                    7,700             272
   Preformed Line Products                                                                 600              23
   PRG-Schultz International*                                                           19,800              56
   Quanta Services*                                                                     93,487           2,005
   Raven Industries                                                                     15,880             330
   Republic Airways Holdings*                                                           52,690             341
   Resources Connection*                                                                45,819             691
   Ritchie Bros. Auctioneers                                                            25,025             465
   Robbins & Myers                                                                      14,400             218
   Robert Half International                                                            14,200             253
   Rollins                                                                              30,600             525
   RSC Holdings* (A)                                                                   151,400             796
   Rush Enterprises, Cl A*                                                              74,274             663
   Ryder System                                                                          1,300              37
   Sauer-Danfoss                                                                         8,600              21
   Spire* (A)                                                                           12,376              58
   Standard Parking*                                                                    40,765             669
   Standard Register                                                                    15,700              72
   Sun Hydraulics                                                                        6,900             101
   Sunpower, Cl B*                                                                       7,755             154
   TAL International Group (A)                                                          62,700             459
   Taser International*                                                                 27,400             128
   TBS International, Cl A*                                                              3,600              27
   Teledyne Technologies*                                                                8,300             221
   Tetra Tech* (A)                                                                      73,688           1,502
   Textainer Group Holdings                                                             85,400             576
   Titan Machinery*                                                                     51,075             459
   TransDigm Group* (A)                                                                 41,540           1,364
   Tredegar                                                                              8,600             140
   Trex* (A)                                                                            10,500              80

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Triumph Group                                                                         5,600   $         214
   UAL*                                                                                119,356             535
   Ultralife* (A)                                                                       21,300             165
   UTI Worldwide                                                                         2,700              32
   Vitran*                                                                              51,761             272
   Wabtec (A)                                                                           27,200             718
   Waste Connections*                                                                   16,710             429
   Watson Wyatt Worldwide, Cl A                                                         36,590           1,807
   Werner Enterprises                                                                    3,000              45
   WESCO International*                                                                 26,990             489
   Woodward Governor                                                                     6,100              68
                                                                                                 -------------
                                                                                                        62,588
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 24.7%
   ACI Worldwide*                                                                       24,300             456
   Acme Packet*                                                                          8,400              51
   Actuate*                                                                             26,900              82
   Adtran                                                                               10,100             164
   Advanced Energy Industries*                                                          43,889             331
   Advent Software*                                                                      1,144              38
   Airvana*                                                                             17,300             101
   Akamai Technologies*                                                                 73,177           1,420
   Ansys*                                                                                9,400             236
   Applied Micro Circuits* (A)                                                          72,700             353
   Ariba*                                                                              178,459           1,558
   Arris Group*                                                                        157,425           1,160
   Art Technology Group*                                                               361,531             922
   AsiaInfo Holdings* (A)                                                                5,400              91
   Asyst Technologies*                                                                 391,100             110
   Atheros Communications*                                                               3,500              51
   Atmel*                                                                              233,605             848
   ATMI*                                                                                44,668             689
   Avocent*                                                                              2,500              30
   Bankrate* (A)                                                                        30,852             770
   Benchmark Electronics*                                                               25,300             283
   BigBand Networks*                                                                    34,700             227
   Blackboard* (A)                                                                      30,765             976
   Blue Coat Systems*                                                                   18,600             223
   BluePhoenix Solutions*                                                              125,300             241
   BMC Software*                                                                         1,300              43
   Brocade Communications Systems*                                                     119,500             412
   Cabot Microelectronics*                                                               4,400             106
   CACI International, Cl A*                                                             2,700              98
   Checkpoint Systems*                                                                   4,500              40
   Cirrus Logic*                                                                        15,500              58
   Cogent* (A)                                                                          32,800             390
   Cognex                                                                               12,500             167
   Cogo Group*                                                                           4,000              27
   CommScope*                                                                           48,560             552
   Commvault Systems*                                                                   14,200             156
   Compuware*                                                                            4,500              30
   comScore*                                                                            68,826             832
   Comverge* (A)                                                                        17,647             123
   Concur Technologies* (A)                                                             95,740           1,837


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   CPI International*                                                                    4,800   $          45
   CSG Systems International* (A)                                                       35,000             500
   CTS                                                                                  18,758              68
   Cybersource* (A)                                                                     90,335           1,338
   Cymer*                                                                                1,400              31
   Cypress Semiconductor*                                                               28,120             190
   Daktronics (A)                                                                       15,400             101
   DealerTrack Holdings* (A)                                                           120,031           1,573
   DemandTec*                                                                            4,500              39
   Digi International*                                                                  14,402             110
   Digital River*                                                                       13,300             397
   Diodes*                                                                               7,300              77
   Dolby Laboratories, Cl A*                                                             3,700             126
   Double-Take Software*                                                                 5,100              34
   DSP Group* (A)                                                                       77,200             334
   DTS*                                                                                 62,841           1,512
   Earthlink* (A)                                                                       65,300             429
   EFJ*                                                                                100,400              75
   Emulex*                                                                              94,100             473
   EPIQ Systems*                                                                        40,452             729
   Equinix* (A)                                                                         31,754           1,783
   Euronet Worldwide*                                                                   68,970             901
   F5 Networks*                                                                         26,265             550
   Factset Research Systems (A)                                                         17,485             874
   FARO Technologies*                                                                    1,600              22
   Flir Systems*                                                                        23,400             479
   Formfactor*                                                                          23,000             414
   Forrester Research*                                                                   1,500              31
   GSI Commerce* (A)                                                                    65,421             857
   Hackett Group*                                                                       11,600              23
   Harmonic*                                                                            10,000              65
   Harris Stratex Networks, Cl A*                                                       73,100             281
   Heartland Payment Systems                                                            54,001             357
   Hittite Microwave*                                                                    7,300             228
   Imation                                                                              66,000             505
   Infinera*                                                                             7,700              57
   infoGROUP                                                                            27,300             114
   Information Services Group*                                                         123,931             380
   Integral Systems*                                                                    92,627             797
   Interactive Intelligence*                                                             8,400              76
   InterDigital* (A)                                                                    25,200             651
   Intermec*                                                                            40,300             419
   IXYS                                                                                 48,200             389
   j2 Global Communications*                                                            36,700             803
   JDA Software Group*                                                                  78,700             909
   Kenexa*                                                                              25,800             139
   Knot* (A)                                                                           140,153           1,149
   Lexmark International, Cl A*                                                          2,600              44
   Liquidity Services*                                                                   8,500              60
   LoopNet*                                                                             39,000             237
   Mantech International, Cl A*                                                          6,000             251
   MAXIMUS (A)                                                                          14,700             586
   MercadoLibre* (A)                                                                     7,500             139
   Methode Electronics                                                                  35,652             128

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Micrel                                                                               21,400   $         151
   Micros Systems*                                                                       4,100              77
   Microsemi* (A)                                                                       70,029             812
   MicroStrategy, Cl A*                                                                  4,900             168
   MKS Instruments*                                                                     32,922             483
   Monolithic Power Systems*                                                            51,730             802
   Move*                                                                                36,806              53
   MTS Systems                                                                           1,300              30
   Multi-Fineline Electronix*                                                           36,752             619
   NCI, Cl A*                                                                            8,800             229
   Net 1 UEPS Technologies*                                                             84,464           1,285
   Netgear*                                                                             37,800             456
   Netlogic Microsystems* (A)                                                           11,164             307
   Netscout Systems*                                                                    43,900             314
   Neutral Tandem*                                                                      57,916           1,425
   NIC                                                                                   5,600              29
   Novatel Wireless* (A)                                                                92,700             521
   Novell*                                                                              20,251              86
   Nuance Communications* (A)                                                           62,419             678
   NVE*                                                                                  5,400             156
   Omniture*                                                                           132,166           1,743
   Open Text* (A)                                                                       29,905           1,030
   OpenTV, Cl A*                                                                        46,700              70
   OSI Systems*                                                                         46,200             705
   Parametric Technology*                                                                8,100              81
   Park Electrochemical                                                                 24,900             430
   Parkervision* (A)                                                                   124,100             210
   Perfect World ADR*                                                                   41,420             582
   Perficient*                                                                           8,200              44
   Pericom Semiconductor*                                                               10,800              79
   Perot Systems, Cl A*                                                                 19,374             249
   Phoenix Technologies*                                                                21,680              35
   Plexus*                                                                               8,100             112
   PLX Technology*                                                                     108,501             235
   PMC - Sierra* (A)                                                                    84,475             539
   Power Integrations (A)                                                               28,649             493
   Presstek* (A)                                                                        61,142             126
   QLogic*                                                                              61,855             688
   Quality Systems (A)                                                                  20,806             941
   Rackspace Hosting*                                                                   14,800             111
   Radiant Systems*                                                                      5,000              22
   Renaissance Learning                                                                  1,100              10
   RightNow Technologies*                                                               17,000             129
   Riverbed Technology*                                                                 34,500             451
   Rofin-Sinar Technologies*                                                             4,357              70
   Rogers*                                                                               2,800              53
   S1*                                                                                  48,000             247
   Sapient*                                                                            304,014           1,359
   SAVVIS*                                                                              67,194             416
   Scansource*                                                                           8,552             159
   Seachange International*                                                             58,500             335
   Semtech*                                                                             27,300             364
   Silicon Image*                                                                       10,200              24
   Skyworks Solutions*                                                                  81,400             656


    56 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Sohu.com* (A)                                                                         8,715   $         360
   Solera Holdings*                                                                     44,090           1,093
   Sonus Networks*                                                                      17,500              28
   SPSS*                                                                                 5,800             165
   SRA International, Cl A*                                                             44,700             657
   Standard Microsystems*                                                                7,500             140
   Starent Networks*                                                                     9,600             152
   Switch & Data Facilities*                                                            83,926             736
   Sybase* (A)                                                                         101,250           3,067
   Synaptics* (A)                                                                       37,955           1,016
   Synchronoss Technologies*                                                            67,238             824
   Syntel                                                                                8,400             173
   Take-Two Interactive Software                                                        15,400             129
   Taleo, Cl A*                                                                         52,889             625
   TechTarget*                                                                          28,670              69
   Techwell*                                                                            14,900              94
   Tekelec*                                                                             94,420           1,249
   TeleCommunication Systems, Cl A*                                                    128,195           1,176
   TeleTech Holdings*                                                                    8,700              95
   Tellabs*                                                                            120,900             554
   Teradyne*                                                                           160,965             705
   Tessera Technologies*                                                                88,954           1,189
   TNS*                                                                                 30,300             248
   Trimble Navigation*                                                                  62,580             956
   TriQuint Semiconductor*                                                               9,500              23
   TTM Technologies* (A)                                                                71,600             415
   Tyler Technologies*                                                                  26,700             391
   Ultimate Software Group*                                                             30,233             522
   Ultratech*                                                                            9,100             114
   United Online                                                                        17,400              78
   Valueclick*                                                                          55,200             470
   Vasco Data Security International*                                                   16,100              93
   Veeco Instruments*                                                                    4,400              29
   Verigy*                                                                              40,937             338
   Virtusa*                                                                              9,400              58
   VistaPrint* (A)                                                                     102,522           2,818
   Vocus*                                                                               53,435             710
   Volterra Semiconductor*                                                              34,200             289
   Websense*                                                                            46,275             555
   Wind River Systems*                                                                 185,150           1,185
   Wright Express*                                                                      28,825             525
   Zebra Technologies, Cl A*                                                            27,300             519
   Zygo*                                                                                42,950             197
                                                                                                 -------------
                                                                                                        85,469
                                                                                                 -------------
MATERIALS -- 2.4%
   Alpha Natural Resources* (A)                                                         15,095             268
   AMCOL International (A)                                                              29,000             430
   Aptargroup (A)                                                                       17,000             529
   Bway Holding*                                                                        19,000             150
   Carpenter Technology                                                                 32,000             452
   China Precision Steel*                                                               38,176              45
   Compass Minerals International                                                          500              28
   Crown Holdings*                                                                      30,090             684

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   H.B. Fuller                                                                           8,000   $         104
   Innophos Holdings                                                                     4,100              46
   Innospec                                                                              9,600              36
   Intrepid Potash*                                                                     49,478             913
   Koppers Holdings                                                                     30,735             446
   Myers Industries                                                                      5,890              36
   Nalco Holding                                                                         5,571              73
   Olin (A)                                                                             53,565             764
   Rock-Tenn, Cl A                                                                      15,100             409
   RTI International Metals*                                                             5,000              58
   Schnitzer Steel Industries, Cl A                                                      5,700             179
   Schulman A                                                                            7,400             100
   ShengdaTech* (A)                                                                     13,800              43
   Silgan Holdings                                                                      10,200             536
   Silvercorp Metals*                                                                  159,000             359
   Stillwater Mining*                                                                   10,000              37
   Texas Industries                                                                      1,300              33
   Universal Stainless & Alloy*                                                         34,500             334
   Western Goldfields*                                                                 274,200             515
   Westlake Chemical (A)                                                                33,575             491
   Worthington Industries                                                               25,800             225
   Zep                                                                                   2,100              22
                                                                                                 -------------
                                                                                                         8,345
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 2.0%
   Atlantic Telegraph-Network                                                           13,500             259
   Cbeyond* (A)                                                                         29,547             556
   General Communication, Cl A*                                                          5,300              36
   Global Crossing*                                                                     19,600             137
   Iowa Telecommunications Services                                                      8,700             100
   NTELOS Holdings (A)                                                                  69,397           1,259
   Premiere Global Services*                                                            40,700             359
   SBA Communications, Cl A* (A)                                                        91,053           2,121
   Shenandoah Telecommunications                                                         6,500             148
   Sierra Wireless*                                                                     81,400             296
   Syniverse Holdings*                                                                  68,010           1,072
   tw telecom, Cl A*                                                                    78,080             683
                                                                                                 -------------
                                                                                                         7,026
                                                                                                 -------------
UTILITIES -- 1.3%
   AGL Resources                                                                         4,100             109
   Allete                                                                                  800              21
   Black Hills                                                                           1,500              27
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)                                                            51,900             445
   Hawaiian Electric Industries                                                         14,700             202
   ITC Holdings                                                                         33,285           1,452
   National Fuel Gas                                                                     1,600              49
   Piedmont Natural Gas                                                                  7,100             184
   PNOC Energy Development
      (Phillippines)                                                                 7,741,000             625
   Portland General Electric                                                            31,200             549


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 57

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2009

                                                                                    Shares/
                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   South Jersey Industries                                                               1,200   $          42
   Unisource Energy                                                                     19,000             536
   Westar Energy                                                                        26,500             464
                                                                                                 -------------
                                                                                                         4,705
                                                                                                 -------------
Total Common Stock
   (Cost $436,584) ($ Thousands)                                                                       336,785
                                                                                                 -------------


                                                                                   Number of
                                                                                    Warrants
                                                                                 -------------
WARRANTS -- 0.0%
   Oilsands Quest
      Expires 12/08/09*                                                                 17,500               1
   Rentech
      Expires 04/25/12* (B) (C)                                                         19,400               3
   Titanium Asset Management
      Expires 06/21/11* (C)                                                            147,800             170
   Victory Acquisition
      Expires 04/30/11*                                                                144,242              22
                                                                                                 -------------
Total Warrants
   (Cost $242) ($Thousands)                                                                                196
                                                                                                 -------------
CONVERTIBLE BONDS -- 0.8%
   Charming Shoppes CV to 65.0233
         1.125%, 05/01/14                                                        $       1,945             562
   Human Genome Sciences CV to 64.3211
         2.250%, 10/15/11                                                                1,357             499
   Hutchinson Technology CV to 33.5121
         2.250%, 03/15/10                                                                  700             604
   Incyte CV to 89.1385
         3.500%, 02/15/11                                                                  231             120
   NCI Building Systems CV to 24.9121
         2.125%, 11/15/24                                                                  852             494
   Nova BioSource CV to 273.2240
         10.000%, 09/30/12                                                               1,926             193
   Rentech CV to 249.2522
         4.000%, 04/15/13                                                                  496              94
   Scorpio Mining PIPE
         7.000%, 05/05/11 (B) (C)                                                          462             254
                                                                                                 -------------
Total Convertible Bonds
   (Cost $5,037) ($ Thousands)                                                                           2,820
                                                                                                 -------------
AFFILIATED PARTNERSHIP --18.0%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (D)                                                                65,437,851          62,282
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $65,438) ($ Thousands)                                                                         62,282
                                                                                                 -------------

                                                                                    Shares/
                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CASH EQUIVALENTS -- 2.5%
   Merrill Lynch EBP Master,
      0.020%**                                                                       1,569,495   $       1,570
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                               7,019,303           7,019
                                                                                                 -------------
Total Cash Equivalents
   (Cost $8,589) ($ Thousands)                                                                           8,589
                                                                                                 -------------
U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills
         0.280%, 06/11/09 (E) (F)                                                $       1,500           1,499
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $1,499) ($ Thousands)                                                                           1,499
                                                                                                 -------------
Total Investments -- 118.9%
   (Cost $517,389) ($ Thousands)                                                                 $     412,171
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                              NUMBER OF                   UNREALIZED
TYPE OF                       CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI        123        Jun-2009         $349
                                                             ====

Percentages are based on Net Assets of $346,601 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $63,883 ($ Thousands).

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2009 was $1,663 ($ Thousands) and represented 0.48% of Net Assets.

(C) Securities considered illiquid and restricted. The total market value of such securities as of March 31, 2009 was $1,833 ($ Thousands) and represented 0.53% of Net Assets.

(D) This security was purchased with cash collateral received from securities lending. The total value of such securities as of March 31, 2009 was $62,282 ($ Thousands).

(E) Security, or portion thereof has been pledged as collateral on open futures contracts.

(F)  The rate reported is the effective yield at the time of purchase.

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR -- American Depositary Receipt

Cl -- Class

CV -- Convertible Security

L.P. -- Limited Partnership

PIPE -- Private Investment in Public Entity

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    58 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Tax-Managed Small Cap Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Information Technology       19.3%
Industrials                  15.5%
Health Care                  15.0%
Financials                   14.1%
Consumer Discretionary       13.7%
Utilities                     4.8%
Energy                        4.7%
Materials                     4.4%
Consumer Staples              3.2%
Telecommunication Services    1.7%
Cash Equivalent               1.6%
Affiliated Partnership        1.4%
U.S. Treasury Obligation      0.6%
Warrants                      0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 97.2%
CONSUMER DISCRETIONARY -- 13.8%
   Aaron Rents                                                                          25,095   $         669
   Abercrombie & Fitch, Cl A                                                             2,700              64
   Advance Auto Parts                                                                   20,500             842
   Aeropostale*                                                                          2,400              64
   American Eagle Outfitters                                                            28,350             347
   American Greetings, Cl A                                                             20,300             103
   Amerigon*                                                                             3,300              12
   Ameristar Casinos                                                                     1,300              16
   AnnTaylor Stores*                                                                    11,400              59
   Apollo Group, Cl A*                                                                   3,500             274
   Arbitron                                                                                800              12
   ArvinMeritor                                                                         18,300              14
   Autoliv                                                                              14,200             264
   Autonation*                                                                           1,400              19
   Bally Technologies*                                                                   3,100              57
   Barnes & Noble                                                                        4,600              98
   Bed Bath & Beyond*                                                                    2,600              64
   Belo, Cl A                                                                           13,900               8
   Big Lots*                                                                            24,715             514
   BJ's Restaurants*                                                                     1,000              14
   Black & Decker                                                                        8,500             268
   Blyth                                                                                   500              13
   BorgWarner                                                                            4,600              93
   Brinker International                                                                 1,700              26
   Brink's Home Security Holdings*                                                      34,385             777
   Brown Shoe                                                                            2,700              10
   Brunswick                                                                            15,100              52
   Buckle                                                                                2,200              70
   Build-A-Bear Workshop*                                                                2,700              16
   Burger King Holdings                                                                 22,605             519
   Cabela's*                                                                             1,900              17
   Callaway Golf                                                                        25,900             186
   Capella Education*                                                                      700              37
   Career Education*                                                                     6,700             161

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Carmax*                                                                               3,100   $          39
   Carter's*                                                                            13,700             258
   Cato, Cl A                                                                           25,935             474
   Central European Media Enterprises,
      Cl A*                                                                                700               8
   Charlotte Russe Holding*                                                              9,700              79
   Cheesecake Factory*                                                                   1,400              16
   Chico's FAS*                                                                          1,900              10
   Chipotle Mexican Grill, Cl A*                                                         1,100              73
   Christopher & Banks                                                                  18,769              77
   Cinemark Holdings                                                                    27,668             260
   CKE Restaurants                                                                       1,400              12
   CKX*                                                                                  2,600              11
   Coinstar*                                                                             1,200              39
   Columbia Sportswear                                                                     500              15
   Cooper Tire & Rubber                                                                  7,600              31
   Corinthian Colleges*                                                                 29,765             579
   Cracker Barrel Old Country Store                                                      8,200             235
   Darden Restaurants                                                                   12,500             428
   Deckers Outdoor*                                                                        700              37
   DeVry                                                                                 4,285             207
   Dick's Sporting Goods*                                                                1,600              23
   Dillard's, Cl A                                                                       3,800              22
   DineEquity                                                                              800              10
   Dollar Tree*                                                                         12,200             543
   Domino's Pizza*                                                                       1,600              10
   DR Horton                                                                             9,500              92
   DreamWorks Animation SKG, Cl A*                                                      11,725             254
   Ethan Allen Interiors                                                                 1,100              12
   Family Dollar Stores                                                                  1,699              57
   Finish Line, Cl A                                                                    40,110             266
   Foot Locker                                                                          24,200             254
   Fossil*                                                                               3,800              60
   Fred's, Cl A                                                                          1,900              21
   GameStop, Cl A*                                                                      15,506             434
   Genesco*                                                                              8,000             151
   Gentex                                                                                2,600              26
   Goodyear Tire & Rubber*                                                              24,000             150
   Group 1 Automotive                                                                    1,200              17
   Guess?                                                                                  800              17
   Hanesbrands*                                                                          1,400              13
   Harte-Hanks                                                                           1,800              10
   Hasbro                                                                               11,100             278
   Helen of Troy*                                                                        1,000              14
   hhgregg*                                                                              2,000              28
   Hillenbrand                                                                           2,200              35
   Hooker Furniture                                                                     16,000             135
   HOT Topic*                                                                           12,400             139
   Iconix Brand Group*                                                                   7,000              62
   Insight Enterprises*                                                                 23,400              71
   Interactive Data                                                                        900              22
   International Speedway, Cl A                                                            900              20
   Interpublic Group*                                                                    9,400              39
   Isle of Capri Casinos*                                                                3,300              17


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   ITT Educational Services*                                                             2,859   $         347
   J Crew Group*                                                                         6,200              82
   Jakks Pacific*                                                                       12,500             155
   Jarden*                                                                              33,221             421
   Jo-Ann Stores*                                                                        4,970              81
   Jones Apparel Group                                                                  21,722              92
   Journal Communications, Cl A                                                         39,400              29
   KB Home                                                                               1,800              24
   Kenneth Cole Productions, Cl A                                                        1,600              10
   Lamar Advertising, Cl A*                                                              1,300              13
   Landry's Restaurants                                                                  7,300              38
   Leggett & Platt                                                                       2,000              26
   Lennar, Cl A                                                                          2,600              19
   Liberty Media - Capital, Ser A*                                                       2,300              16
   Life Time Fitness*                                                                      800              10
   Limited Brands                                                                       17,400             151
   Live Nation*                                                                         72,098             192
   LKQ*                                                                                    900              13
   Luby's*                                                                               2,000              10
   MDC Holdings                                                                            400              12
   Men's Wearhouse                                                                         900              14
   Meredith                                                                              1,900              32
   Meritage Homes*                                                                         900              10
   Morningstar*                                                                            300              10
   National CineMedia                                                                   34,739             458
   NetFlix* (A)                                                                         16,195             695
   New York Times, Cl A                                                                  2,000               9
   Nutri/System                                                                          3,500              50
   NVR*                                                                                    400             171
   OfficeMax                                                                            35,700             111
   O'Reilly Automotive*                                                                  4,700             165
   Panera Bread, Cl A* (A)                                                              10,265             574
   Penn National Gaming*                                                                18,300             442
   Penske Auto Group                                                                     1,800              17
   PEP Boys-Manny Moe & Jack                                                            26,000             115
   PetSmart                                                                             11,400             239
   PF Chang's China Bistro*                                                                500              11
   Phillips-Van Heusen                                                                  13,580             308
   Pinnacle Entertainment*                                                               1,500              11
   Polaris Industries                                                                   15,500             332
   Polo Ralph Lauren                                                                       900              38
   Pre-Paid Legal Services*                                                                800              23
   priceline.com*                                                                       12,330             972
   Pulte Homes                                                                           6,665              73
   RadioShack                                                                           22,900             196
   RCN*                                                                                  3,100              11
   Red Robin Gourmet Burgers*                                                              800              14
   Regal Entertainment Group, Cl A                                                      20,800             279
   Regis                                                                                   900              13
   Rent-A-Center*                                                                        6,086             118
   Ross Stores                                                                          15,820             568
   Ruby Tuesday*                                                                        37,800             110
   Ryland Group                                                                          2,100              35
   Sauer-Danfoss                                                                         4,011              10

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Scholastic                                                                           23,000   $         347
   Scientific Games, Cl A*                                                              33,654             408
   Sealy                                                                                 5,500               8
   Service International                                                                 6,700              23
   Shutterfly*                                                                           1,700              16
   Signet Jewelers                                                                       3,000              34
   Sonic*                                                                                1,800              18
   Sonic Automotive, Cl A                                                               12,800              20
   Sotheby's                                                                             5,600              51
   Speedway Motorsports                                                                    800               9
   Stage Stores                                                                         28,771             290
   Stamps.com*                                                                           5,500              53
   Stanley Works                                                                           500              15
   Starwood Hotels & Resorts Worldwide                                                  12,500             159
   Steak N Shake*                                                                        1,800              14
   Stewart Enterprises, Cl A                                                             2,900               9
   Strayer Education                                                                     2,100             378
   Systemax*                                                                             2,800              36
   Tempur-Pedic International                                                            1,600              12
   Texas Roadhouse, Cl A*                                                                3,400              32
   Thor Industries                                                                         900              14
   Timberland, Cl A*                                                                       900              11
   Toll Brothers*                                                                        1,600              29
   Town Sports International Holdings*                                                   4,600              14
   Tractor Supply*                                                                       4,400             159
   Tween Brands*                                                                         2,083               4
   Ulta Salon Cosmetics & Fragrance*                                                     1,800              12
   Universal Electronics*                                                                1,300              24
   Urban Outfitters*                                                                    13,900             228
   VF                                                                                    4,300             246
   WABCO Holdings                                                                          700               9
   Warnaco Group*                                                                        2,510              60
   Warner Music Group                                                                   64,100             151
   Weight Watchers International                                                         9,200             171
   Wendy's, Cl A                                                                        55,500             279
   Whirlpool                                                                             7,300             216
   Williams-Sonoma                                                                       7,700              78
   WMS Industries*                                                                      40,469             846
   Wolverine World Wide                                                                    600               9
   World Wrestling Entertainment, Cl A                                                     900              10
   Wyndham Worldwide                                                                     2,200               9
                                                                                                 -------------
                                                                                                        24,435
                                                                                                 -------------
CONSUMER STAPLES -- 3.3%
   Alberto-Culver                                                                        7,300             165
   American Italian Pasta, Cl A*                                                         1,500              52
   Avon Products                                                                         6,952             134
   Bare Escentuals*                                                                      2,300               9
   BJ's Wholesale Club*                                                                  7,700             246
   Boston Beer, Cl A*                                                                      800              17
   Cal-Maine Foods                                                                       1,024              23
   Casey's General Stores                                                               13,980             373
   Central European Distribution*                                                        1,200              13
   Central Garden and Pet, Cl A*                                                         7,200              54


    60 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Chattem*                                                                              3,600   $         202
   Chiquita Brands International*                                                        4,000              27
   Church & Dwight                                                                       1,600              83
   Constellation Brands, Cl A*                                                          27,100             323
   Corn Products International                                                             400               9
   Dean Foods*                                                                          11,000             199
   Del Monte Foods                                                                       1,600              12
   Diamond Foods                                                                         1,500              42
   Energizer Holdings*                                                                     500              25
   Flowers Foods                                                                        25,235             593
   Hain Celestial Group*                                                                20,500             292
   Hansen Natural*                                                                       3,725             134
   Herbalife                                                                            11,200             168
   J&J Snack Foods                                                                       1,300              45
   JM Smucker                                                                            9,400             350
   Lancaster Colony                                                                      1,000              41
   Lance                                                                                 1,400              29
   Mead Johnson Nutrition, Cl A*                                                         4,000             116
   Molson Coors Brewing, Cl B                                                           10,200             350
   Nash Finch                                                                            1,000              28
   Nu Skin Enterprises, Cl A                                                               900               9
   Pepsi Bottling Group                                                                 14,200             314
   PepsiAmericas                                                                         7,900             136
   Ralcorp Holdings*                                                                     9,900             533
   Reddy Ice Holdings                                                                    5,700               8
   Schiff Nutrition International*                                                       2,200              10
   Smithfield Foods*                                                                     1,000               9
   SUPERVALU                                                                            18,000             257
   Tootsie Roll Industries                                                               1,030              22
   TreeHouse Foods*                                                                      1,800              52
   Universal                                                                             6,600             197
   USANA Health Sciences*                                                                  400               9
   Village Super Market, Cl A                                                              800              25
   WD-40                                                                                   900              22
   Whole Foods Market                                                                    2,000              34
                                                                                                 -------------
                                                                                                         5,791
                                                                                                 -------------
ENERGY -- 4.7%
   Atlas America                                                                         1,000               9
   Atwood Oceanics*                                                                      1,200              20
   Berry Petroleum, Cl A                                                                 1,600              17
   Bill Barrett*                                                                           600              13
   Bristow Group*                                                                        1,700              36
   Bronco Drilling*                                                                      1,800              10
   Cabot Oil & Gas                                                                       1,000              24
   Cameron International*                                                                3,550              78
   Carrizo Oil & Gas*                                                                    1,100              10
   Cheniere Energy*                                                                      3,000              13
   Cimarex Energy                                                                        2,200              40
   Complete Production Services*                                                         3,100              10
   Concho Resources*                                                                    15,700             402
   Consol Energy                                                                           900              23
   Continental Resources*                                                                5,500             117
   Core Laboratories                                                                     3,400             249

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Denbury Resources*                                                                   10,900   $         162
   Double Eagle Petroleum*                                                               1,900              10
   Dresser-Rand Group*                                                                  19,540             432
   Dril-Quip*                                                                            1,200              37
   Encore Acquisition*                                                                   1,400              33
   EOG Resources                                                                           500              27
   EXCO Resources*                                                                       4,900              49
   FMC Technologies*                                                                    15,020             471
   Foundation Coal Holdings                                                             14,025             201
   Frontier Oil                                                                            700               9
   Frontline (A)                                                                         7,900             137
   Global Industries*                                                                   51,300             197
   Goodrich Petroleum*                                                                   8,400             163
   Gran Tierra Energy*                                                                   3,400               8
   Helix Energy Solutions Group*                                                         1,800               9
   Helmerich & Payne                                                                     8,100             184
   Hess                                                                                  1,100              60
   Holly                                                                                11,435             242
   InterOil*                                                                             5,630             158
   ION Geophysical*                                                                     41,800              65
   Key Energy Services*                                                                  3,100               9
   Knightsbridge Tankers                                                                 1,400              20
   Mariner Energy*                                                                       1,200               9
   Mitcham Industries*                                                                   3,000              11
   National Oilwell Varco*                                                               1,800              52
   Noble                                                                                 6,300             152
   Nordic American Tanker Shipping,
      Cl US (A)                                                                          3,500             103
   Oceaneering International*                                                            3,750             138
   Oil States International*                                                               700               9
   Overseas Shipholding Group                                                            6,800             154
   Patriot Coal*                                                                           480               2
   Patterson-UTI Energy                                                                  1,500              13
   Peabody Energy                                                                        1,500              38
   PetroHawk Energy*                                                                    33,420             643
   Pioneer Drilling*                                                                    20,200              66
   Plains Exploration & Production*                                                      1,125              19
   Quicksilver Resources*                                                                1,500               8
   Range Resources                                                                       9,200             379
   Rowan                                                                                10,300             123
   SEACOR Holdings*                                                                      4,800             280
   Smith International                                                                   1,079              23
   Southwestern Energy*                                                                  1,000              30
   St. Mary Land & Exploration                                                             600               8
   Sunoco                                                                                6,400             169
   Superior Energy Services*                                                             3,700              48
   Swift Energy*                                                                         6,100              44
   Teekay Shipping                                                                       1,300              18
   Tesoro                                                                               20,100             271
   Tetra Technologies*                                                                  61,800             201
   Tidewater                                                                             7,420             276
   Ultra Petroleum*                                                                        900              32
   Unit*                                                                                 4,775             100
   USEC* (A)                                                                            51,000             245


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   W&T Offshore                                                                          2,850   $          17
   Western Refining                                                                     23,680             283
   Whiting Petroleum*                                                                    8,400             217
   Willbros Group*                                                                       1,500              15
   Williams                                                                              3,785              43
   World Fuel Services                                                                  13,530             428
                                                                                                 -------------
                                                                                                         8,421
                                                                                                 -------------
FINANCIALS -- 14.2%
   1st Source                                                                            1,000              18
   Acadia Realty Trust+                                                                    900              10
   Advance America Cash Advance
      Centers                                                                           39,200              66
   Affiliated Managers Group*                                                              500              21
   Alexander's+                                                                            100              17
   Alexandria Real Estate Equities+                                                        300              11
   Allied Capital                                                                       36,400              58
   Allied World Assurance Holdings                                                       3,200             122
   AMB Property+                                                                         2,100              30
   Amcore Financial                                                                      5,800               9
   American Campus Communities+                                                            600              10
   American Financial Group                                                             27,740             445
   American National Insurance                                                             700              37
   AmeriCredit*                                                                         20,800             122
   Ameriprise Financial                                                                  9,000             184
   Amerisafe*                                                                            5,300              81
   Annaly Capital Management+                                                           23,400             325
   Anthracite Capital+                                                                   7,900               3
   Anworth Mortgage Asset+                                                              39,000             239
   AON                                                                                     500              20
   Apartment Investment & Management,
      Cl A+                                                                              1,800              10
   Arch Capital Group*                                                                     300              16
   Ares Capital                                                                          2,000              10
   Argo Group International Holdings*                                                      900              27
   Arthur J. Gallagher                                                                     900              15
   Aspen Insurance Holdings                                                             29,300             658
   Assured Guaranty                                                                      2,600              18
   Astoria Financial                                                                     1,400              13
   Axis Capital Holdings                                                                 1,000              23
   Baldwin & Lyons, Cl B                                                                   400               8
   Banco Latinoamericano de Exportaciones,
      Cl E                                                                              16,100             151
   Bancorpsouth                                                                          2,700              56
   Bank Mutual                                                                           6,700              61
   Bank of Hawaii                                                                          400              13
   Bank of the Ozarks                                                                    8,500             196
   BioMed Realty Trust+                                                                  2,700              18
   BlackRock                                                                               796             104
   BlackRock Kelso Capital                                                               2,400              10
   BRE Properties, Cl A+                                                                 1,000              20
   Brown & Brown                                                                           600              11
   Calamos Asset Management, Cl A                                                        3,800              18
   Camden Property Trust+                                                                  600              13

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Capitol Bancorp                                                                       2,000   $           8
   Capitol Federal Financial                                                            10,710             405
   Capstead Mortgage+                                                                    6,200              67
   Cardinal Financial                                                                    1,900              11
   Cascade Bancorp                                                                       4,900               8
   Cathay General Bancorp                                                                  900               9
   CB Richard Ellis Group, Cl A*                                                        38,000             153
   Cedar Shopping Centers+                                                               7,600              13
   Central Pacific Financial                                                            15,700              88
   Chemical Financial                                                                    6,300             131
   Chimera Investment+                                                                   4,300              14
   Cincinnati Financial                                                                 14,300             327
   CIT Group                                                                             5,800              17
   Citizens Republic Bancorp                                                             5,500               9
   Clifton Savings Bancorp                                                               4,200              42
   CNA Surety*                                                                           6,600             122
   CoBiz Financial                                                                       2,300              12
   Columbia Banking System                                                               7,428              48
   Comerica                                                                             13,600             249
   Commerce Bancshares                                                                   1,386              50
   Credit Acceptance*                                                                    1,400              30
   Cullen/Frost Bankers                                                                 17,600             826
   CVB Financial                                                                         9,500              63
   DCT Industrial Trust+                                                                 3,100              10
   Delphi Financial Group, Cl A                                                          3,900              53
   Digital Realty Trust+                                                                 4,700             156
   Discover Financial Services                                                           8,700              55
   Dollar Financial*                                                                     1,600              15
   Douglas Emmett+                                                                       1,400              10
   Duke Realty+                                                                          1,700               9
   EastGroup Properties+                                                                   400              11
   Eaton Vance                                                                           7,579             173
   Education Realty Trust+                                                               2,600               9
   eHealth*                                                                              7,000             112
   EMC Insurance Group                                                                   3,220              68
   Employers Holdings                                                                    3,600              34
   Encore Bancshares*                                                                    1,200              11
   Encore Capital Group*                                                                35,400             160
   Endurance Specialty Holdings                                                          5,425             135
   Enstar Group*                                                                           300              17
   Entertainment Properties Trust+                                                       1,000              16
   Equity One+ (A)                                                                       6,000              73
   Erie Indemnity, Cl A                                                                    400              14
   Essex Property Trust+                                                                 2,200             126
   Everest Re Group                                                                      4,400             312
   FBL Financial Group, Cl A                                                             2,500              10
   FCStone Group*                                                                       10,624              24
   Federal Realty Investment Trust+                                                        500              23
   Federated Investors, Cl B                                                             7,600             169
   FelCor Lodging Trust+                                                                 6,100               8
   Fidelity National Financial, Cl A                                                    19,500             380
   Fifth Street Finance                                                                  1,600              12
   Financial Federal                                                                    14,500             307
   Financial Institutions                                                                1,100               8


    62 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   First American                                                                       32,000   $         848
   First Bancorp                                                                        27,700             118
   First Busey                                                                           1,600              12
   First Commonwealth Financial                                                         11,000              98
   First Financial Bancorp                                                              13,578             129
   First Financial Bankshares                                                            4,955             239
   First Financial Holdings                                                              1,000               8
   First Horizon National                                                                9,374             101
   First Merchants                                                                       1,000              11
   First Midwest Bancorp                                                                13,800             119
   First Niagara Financial Group                                                        43,900             478
   First Place Financial                                                                 2,400               8
   Flushing Financial                                                                    3,400              20
   FNB (Pennsylvania)                                                                    6,700              51
   Forestar Group*                                                                      19,600             150
   Franklin Street Properties+                                                           5,800              71
   Frontier Financial                                                                    3,519               4
   Fulton Financial                                                                     26,000             172
   GAMCO Investors, Cl A                                                                   400              13
   Getty Realty+                                                                         3,100              57
   GFI Group                                                                            44,600             143
   Glacier Bancorp                                                                      10,300             162
   Greenhill                                                                               500              37
   Greenlight Capital Re*                                                                  700              11
   Hancock Holding                                                                       4,400             138
   Hanover Insurance Group                                                              20,891             602
   Harleysville Group                                                                    1,200              38
   Hatteras Financial+                                                                   2,500              62
   HCC Insurance Holdings                                                                5,700             144
   Health Care+                                                                          2,700              83
   Healthcare Realty Trust+                                                                700              10
   Hercules Technology Growth Capital                                                   20,400             102
   Hersha Hospitality Trust+                                                            43,200              82
   Highwoods Properties+                                                                   500              11
   Hilltop Holdings*                                                                     5,000              57
   Home Properties+                                                                        400              12
   Horace Mann Educators                                                                 1,200              10
   Hospitality Properties Trust+                                                        15,000             180
   HRPT Properties Trust+                                                              110,400             352
   Hudson City Bancorp                                                                   2,400              28
   Huntington Bancshares                                                                47,400              79
   Independence Holding                                                                  2,800              14
   Independent Bank                                                                        800              12
   Infinity Property & Casualty                                                          3,100             105
   Inland Real Estate+                                                                   9,400              67
   Integra Bank                                                                          4,400               8
   Interactive Brokers Group, Cl A*                                                      1,500              24
   Investment Technology Group*                                                            900              23
   Investors Real Estate Trust+                                                          3,100              31
   IPC Holdings                                                                         12,400             335
   iStar Financial+                                                                      3,400              10
   Janus Capital Group                                                                   1,900              13
   Jefferies Group                                                                      14,000             193
   Jones Lang LaSalle                                                                      400               9

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Kayne Anderson Energy Development                                                       800   $           7
   KBW*                                                                                  7,700             157
   Kilroy Realty+                                                                        3,175              55
   Kite Realty Group Trust+                                                              4,900              12
   Knight Capital Group, Cl A*                                                           2,300              34
   LaSalle Hotel Properties+                                                             1,400               8
   Lexington Realty Trust+                                                               3,600               9
   Liberty Property Trust+                                                               1,700              32
   LTC Properties+                                                                       4,600              81
   Mack-Cali Realty+                                                                     6,100             121
   MarketAxess Holdings*                                                                 1,200               9
   Max Capital Group                                                                       600              10
   MB Financial                                                                          1,100              15
   MBIA*                                                                                 5,600              26
   Meadowbrook Insurance Group                                                          46,100             281
   Medical Properties Trust+                                                             4,500              16
   Mercury General                                                                         300               9
   MF Global*                                                                            5,200              22
   MFA Financial+                                                                       68,100             400
   Mid-America Apartment Communities+                                                      300               9
   Monmouth Real Estate Investment
      Cl A+                                                                              1,400               9
   Montpelier Re Holdings                                                               15,200             197
   MSCI, Cl A*                                                                           3,500              59
   NASDAQ OMX Group*                                                                     1,200              24
   National Health Investors+                                                            7,200             193
   National Penn Bancshares                                                              2,100              17
   National Retail Properties+                                                           1,200              19
   Nationwide Health Properties+                                                        13,500             300
   Navigators Group*                                                                     2,763             130
   NBT Bancorp                                                                           1,200              26
   New York Community Bancorp                                                            3,523              39
   NewAlliance Bancshares                                                               11,500             135
   Northfield Bancorp                                                                      800               9
   NorthStar Realty Finance+                                                            14,709              34
   NYSE Euronext                                                                         7,675             137
   Ocwen Financial*                                                                      4,200              48
   Old National Bancorp                                                                  3,800              42
   Old Republic International                                                            2,800              30
   Omega Healthcare Investors+                                                           5,100              72
   OneBeacon Insurance Group, Cl A                                                       1,100              11
   optionsXpress Holdings                                                                1,400              16
   Oriental Financial Group                                                             13,000              63
   Pacific Capital Bancorp                                                               1,200               8
   Park National                                                                         2,000             112
   PartnerRe                                                                               700              43
   Patriot Capital Funding                                                               4,600               8
   Penson Worldwide*                                                                     3,600              23
   People's United Financial                                                            21,424             385
   PHH*                                                                                 50,151             705
   Pico Holdings*                                                                          300               9
   Piper Jaffray*                                                                          300               8
   Platinum Underwriters Holdings                                                        6,900             196
   Plum Creek Timber+                                                                    1,500              44


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Popular                                                                              27,300   $          60
   Portfolio Recovery Associates*                                                          400              11
   Post Properties+                                                                        800               8
   Premierwest Bancorp                                                                   3,465              14
   Presidential Life                                                                     1,400              11
   PrivateBancorp                                                                          900              13
   ProAssurance*                                                                         2,300             107
   Prospect Capital                                                                      1,000               9
   Prosperity Bancshares                                                                11,300             309
   Protective Life                                                                      10,600              56
   Provident Bankshares                                                                 20,800             147
   Provident Financial Services                                                          1,100              12
   Provident New York Bancorp                                                            1,200              10
   Pzena Investment Management, Cl A                                                     5,400              10
   RAIT Financial Trust+                                                                42,000              51
   Ramco-Gershenson Properties+                                                          2,300              15
   Raymond James Financial                                                               1,200              24
   Rayonier+                                                                            10,850             328
   Redwood Trust+                                                                       13,100             201
   Regency Centers+                                                                        500              13
   Regions Financial                                                                    51,600             220
   Reinsurance Group of America, Cl A                                                      600              19
   RenaissanceRe Holdings                                                                  800              40
   Resource Capital+                                                                     2,600               8
   RLI                                                                                   1,600              80
   Roma Financial                                                                          900              12
   S&T Bancorp                                                                           4,300              91
   Safety Insurance Group                                                                  570              18
   Sandy Spring Bancorp                                                                  1,000              11
   SeaBright Insurance Holdings*                                                         4,405              46
   Selective Insurance Group                                                             8,200             100
   Senior Housing Properties Trust+                                                      1,000              14
   Sierra Bancorp                                                                          800               8
   Sovran Self Storage+                                                                  3,800              76
   St. Joe*                                                                              3,751              63
   StanCorp Financial Group                                                              6,500             148
   State Auto Financial                                                                    500               9
   StellarOne                                                                              800              10
   Sterling Bancshares                                                                  16,600             109
   Stewart Information Services                                                            700              14
   Stratus Properties*                                                                   1,900              12
   Sun Communities+                                                                      1,400              17
   Sunstone Hotel Investors+                                                            28,254              74
   Susquehanna Bancshares                                                                5,800              54
   SVB Financial Group*                                                                    600              12
   SWS Group                                                                            10,000             155
   Tanger Factory Outlet Centers+                                                          800              25
   Taubman Centers+                                                                      1,400              24
   TCF Financial                                                                        23,300             274
   TD Ameritrade Holding*                                                                9,829             136
   Tejon Ranch*                                                                            400               8
   Thinkorswim Group*                                                                    1,300              11
   Tower Group                                                                          18,082             445
   TradeStation Group*                                                                   1,800              12

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Transatlantic Holdings                                                                  600   $          21
   Trustco Bank NY                                                                      20,300             122
   Trustmark                                                                             1,100              20
   UDR+                                                                                  1,400              12
   UMB Financial                                                                         3,185             135
   Umpqua Holdings                                                                       5,000              45
   United America Indemnity, Cl A*                                                       1,000               4
   United Bankshares                                                                       600              10
   United Community Banks                                                               14,529              60
   United Community Financial                                                            6,400               8
   United Fire & Casualty                                                                  500              11
   Unitrin                                                                              17,600             246
   Universal Health Realty Income Trust+                                                   300               9
   Unum Group                                                                           22,400             280
   Validus Holdings                                                                        400              10
   Valley National Bancorp                                                               2,000              25
   W Holding                                                                               900               8
   Waddell & Reed Financial, Cl A                                                          700              13
   Washington Federal                                                                   10,600             141
   Washington Real Estate Investment
      Trust+                                                                               500               9
   Washington Trust Bancorp                                                                600              10
   Weingarten Realty Investors+                                                          1,000              10
   Westamerica Bancorporation (A)                                                       12,215             557
   Westfield Financial                                                                   2,625              23
   Whitney Holding                                                                      17,999             206
   Wilmington Trust                                                                      4,000              39
   WR Berkley                                                                           17,100             386
   WSFS Financial                                                                          400               9
   Yadkin Valley Financial                                                               1,100               8
   Zenith National Insurance                                                             2,000              48
   Zions Bancorporation                                                                 11,800             116
                                                                                                 -------------
                                                                                                        25,242
                                                                                                 -------------
HEALTH CARE -- 15.1%
   Abaxis*                                                                               2,200              38
   Accelrys*                                                                            49,200             196
   Accuray*                                                                              1,900              10
   Acorda Therapeutics*                                                                    400               8
   Adolor*                                                                               6,200              13
   Affymetrix*                                                                           3,600              12
   Air Methods*                                                                            600              10
   Albany Molecular Research*                                                            7,800              73
   Alexion Pharmaceuticals*                                                             12,390             467
   Align Technology*                                                                     9,465              75
   Alkermes*                                                                            32,605             395
   Allscripts Healthcare Solutions                                                       1,300              13
   Alnylam Pharmaceuticals*                                                                500               9
   AMAG Pharmaceuticals*                                                                   300              11
   Amedisys* (A)                                                                         1,900              52
   AMERIGROUP*                                                                           3,920             108
   AMN Healthcare Services*                                                             20,100             103
   Amsurg*                                                                               2,900              46
   Amylin Pharmaceuticals*                                                               2,100              25


    64 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Analogic                                                                              1,174   $          38
   Angiodynamics*                                                                        3,200              36
   Assisted Living Concepts, Cl A*                                                         660               9
   Auxilium Pharmaceuticals*                                                               400              11
   Beckman Coulter                                                                         500              25
   Biogen Idec*                                                                          3,400             178
   Bio-Rad Laboratories, Cl A*                                                             600              39
   Bio-Reference Labs*                                                                     500              10
   Boston Scientific*                                                                   43,500             346
   Brookdale Senior Living                                                               1,700               9
   Bruker BioSciences*                                                                  57,900             357
   Cambrex*                                                                             92,700             211
   Capital Senior Living*                                                                3,600               9
   Catalyst Health Solutions*                                                              600              12
   Celera*                                                                              27,700             211
   Celgene*                                                                                622              28
   Cephalon*                                                                             6,311             430
   Cerner*                                                                                 700              31
   Charles River Laboratories
      International*                                                                    17,650             480
   Chemed                                                                               14,564             567
   Community Health Systems*                                                            15,100             232
   Computer Programs & Systems                                                           1,120              37
   Conmed*                                                                                 700              10
   Cooper                                                                               30,135             797
   Corvel*                                                                                 893              18
   Covance*                                                                              8,775             313
   Coventry Health Care*                                                                33,000             427
   Cubist Pharmaceuticals*                                                               2,000              33
   CV Therapeutics*                                                                      3,800              75
   Cyberonics*                                                                          20,625             274
   DaVita*                                                                               9,700             426
   Dendreon*                                                                             2,300              10
   Dentsply International                                                               14,400             387
   Dionex*                                                                                 500              24
   Discovery Laboratories*                                                              28,000              34
   Eclipsys*                                                                             4,296              44
   Edwards Lifesciences*                                                                 9,340             566
   Emeritus*                                                                             1,400               9
   Endo Pharmaceuticals Holdings*                                                        3,300              58
   Enzo Biochem*                                                                         6,249              25
   Enzon Pharmaceuticals*                                                                2,600              16
   eResearchTechnology*                                                                 13,548              71
   ev3*                                                                                  1,400              10
   Exelixis*                                                                             2,200              10
   Express Scripts*                                                                        700              32
   Forest Laboratories*                                                                 29,575             649
   Gen-Probe*                                                                            8,400             383
   Gentiva Health Services*                                                             17,110             260
   Genzyme*                                                                              1,702             101
   Geron*                                                                                8,900              40
   Greatbatch*                                                                          21,038             407
   Haemonetics*                                                                            700              38
   Hanger Orthopedic Group*                                                             23,525             312

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Health Management Associates, Cl A*                                                  15,300   $          39
   Health Net*                                                                          43,125             624
   Healthsouth*                                                                         11,800             105
   Healthspring*                                                                         1,200              10
   Henry Schein*                                                                           500              20
   Hill-Rom Holdings                                                                     6,000              59
   HLTH*                                                                                 5,900              61
   HMS Holdings*                                                                         6,755             222
   Hologic*                                                                             23,684             310
   Humana*                                                                               4,200             110
   Idexx Laboratories*                                                                   6,200             214
   Illumina*                                                                            20,640             769
   Immucor*                                                                             23,100             581
   InterMune*                                                                            2,500              41
   Intuitive Surgical*                                                                     950              91
   Inverness Medical Innovations*                                                       18,654             497
   Isis Pharmaceuticals*                                                                 3,900              58
   Kendle International*                                                                 2,700              57
   Kindred Healthcare*                                                                   1,527              23
   Kinetic Concepts*                                                                    10,700             226
   King Pharmaceuticals*                                                                20,000             141
   KV Pharmaceutical, Cl A*                                                              5,600               9
   Laboratory Corp of America Holdings*                                                  6,500             380
   Landauer                                                                                600              30
   LHC Group*                                                                            3,744              83
   Life Technologies*                                                                   22,179             720
   LifePoint Hospitals*                                                                 13,475             281
   Ligand Pharmaceuticals, Cl B*                                                        17,205              51
   Lincare Holdings*                                                                     7,200             157
   Luminex*                                                                                600              11
   Magellan Health Services*                                                            13,393             488
   Martek Biosciences                                                                    6,400             117
   Masimo*                                                                               9,400             272
   Maxygen*                                                                              5,400              37
   Medicines*                                                                              900              10
   Medicis Pharmaceutical, Cl A                                                         21,800             270
   Mednax*                                                                               6,643             196
   Meridian Bioscience                                                                   6,400             116
   Merit Medical Systems*                                                               23,330             285
   Millipore*                                                                              600              34
   Molina Healthcare*                                                                      500              10
   Momenta Pharmaceuticals*                                                             20,285             223
   Mylan Laboratories*                                                                  34,935             468
   Myriad Genetics*                                                                     16,890             768
   National Healthcare                                                                     300              12
   Nektar Therapeutics*                                                                  9,000              48
   Neogen*                                                                                 400               9
   Nighthawk Radiology Holdings*                                                         3,900              11
   Noven Pharmaceuticals*                                                                4,200              40
   NuVasive*                                                                             1,300              41
   Obagi Medical Products*                                                               1,600               9
   Odyssey HealthCare*                                                                   1,000              10
   Omnicell*                                                                             1,300              10
   Onyx Pharmaceuticals*                                                                 2,100              60


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Orthofix International*                                                                 600   $          11
   OSI Pharmaceuticals*                                                                  5,318             203
   Owens & Minor                                                                         2,685              89
   Palomar Medical Technologies*                                                         4,449              32
   Par Pharmaceutical*                                                                   2,170              21
   Parexel International*                                                               38,300             373
   Patterson*                                                                           12,100             228
   PDL BioPharma                                                                         1,400              10
   PerkinElmer                                                                          17,600             225
   Perrigo                                                                              10,800             268
   Pharmaceutical Product Development                                                    7,700             183
   PharMerica*                                                                          30,700             511
   Providence Service*                                                                   2,800              19
   PSS World Medical*                                                                    1,400              20
   Regeneron Pharmaceuticals*                                                              600               8
   RehabCare Group*                                                                        700              12
   Res-Care*                                                                               700              10
   Resmed*                                                                              11,065             391
   Rigel Pharmaceuticals*                                                                1,300               8
   Seattle Genetics*                                                                     2,600              26
   Sepracor*                                                                             1,200              18
   Sequenom*                                                                               600               8
   Sirona Dental Systems*                                                               30,419             436
   Skilled Healthcare Group, Cl A*                                                       1,100               9
   Somanetics*                                                                           5,300              80
   STERIS                                                                                1,700              40
   Sun Healthcare Group*                                                                26,900             227
   Symmetry Medical*                                                                    29,526             186
   Techne                                                                                4,000             219
   Teva Pharmaceutical Industries ADR                                                      188               8
   Theravance*                                                                           2,300              39
   Thermo Fisher Scientific*                                                             1,600              57
   Thoratec*                                                                            16,800             432
   TomoTherapy*                                                                          3,600               9
   TranS1*                                                                               1,500               9
   United Therapeutics*                                                                    100               7
   Universal American Financial*                                                         1,100               9
   Universal Health Services, Cl B                                                         400              15
   US Physical Therapy*                                                                    900               9
   Valeant Pharmaceuticals
      International*                                                                     4,500              80
   Varian*                                                                              17,176             408
   Varian Medical Systems*                                                               7,600             231
   VCA Antech*                                                                           1,400              32
   Vertex Pharmaceuticals*                                                              11,300             325
   Viropharma*                                                                          12,700              67
   Virtual Radiologic*                                                                   1,400              10
   Vnus Medical Technologies*                                                            2,800              60
   Volcano*                                                                             21,290             310
   Waters*                                                                               1,425              53
   Watson Pharmaceuticals*                                                               9,800             305
   WellCare Health Plans*                                                                  800               9
   XenoPort*                                                                               400               8

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Zoll Medical*                                                                         3,500   $          50
   Zymogenetics*                                                                         2,500              10
                                                                                                 -------------
                                                                                                        26,776
                                                                                                 -------------
INDUSTRIALS -- 15.6%
   AAON                                                                                  1,500              27
   Actuant, Cl A                                                                        27,357             283
   Acuity Brands                                                                         6,234             141
   Advisory Board*                                                                       3,100              51
   Aecom Technology*                                                                       900              24
   AGCO*                                                                                 1,700              33
   Aircastle                                                                            10,100              47
   Airtran Holdings*                                                                     2,900              13
   Alexander & Baldwin                                                                   2,539              48
   Allegiant Travel*                                                                     6,560             298
   Alliant Techsystems*                                                                    788              53
   American Commercial Lines*                                                            2,900               9
   American Science & Engineering                                                          400              22
   American Superconductor* (A)                                                          2,200              38
   Ametek                                                                                6,450             202
   Ampco-Pittsburgh                                                                      8,000             106
   AMR*                                                                                  4,000              13
   AO Smith                                                                              9,200             232
   Apogee Enterprises                                                                   16,300             179
   Arkansas Best                                                                         9,300             177
   Atlas Air Worldwide Holdings*                                                           800              14
   Axsys Technologies*                                                                   3,885             163
   Baldor Electric                                                                         900              13
   Barnes Group                                                                          1,100              12
   BE Aerospace*                                                                         1,400              12
   Beacon Roofing Supply*                                                               25,150             337
   Belden                                                                                1,000              13
   Blount International*                                                                 3,175              15
   Bowne                                                                                18,114              58
   Briggs & Stratton                                                                    25,100             414
   Brink's                                                                              36,385             963
   Bucyrus International, Cl A                                                             800              12
   C.H. Robinson Worldwide                                                               2,300             105
   Calgon Carbon*                                                                          700              10
   Carlisle                                                                                600              12
   Ceradyne*                                                                             2,600              47
   Chart Industries*                                                                    12,400              98
   Clarcor                                                                                 100               3
   CNH Global                                                                            3,060              32
   Columbus McKinnon*                                                                    3,949              34
   Con-way                                                                                 600              11
   Copart*                                                                                 600              18
   Corporate Executive Board                                                               700              10
   Corrections Corp of America*                                                         12,000             154
   Courier                                                                                 700              11
   Crane                                                                                24,300             410
   Cummins                                                                               9,500             242
   Curtiss-Wright                                                                          900              25


    66 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Danaos                                                                               12,400   $          42
   Delta Air Lines*                                                                     20,925             118
   Deluxe                                                                               30,900             298
   Dollar Thrifty Automotive Group*                                                      6,300               7
   Donaldson                                                                               600              16
   Dover                                                                                 6,400             169
   Dun & Bradstreet                                                                      8,249             635
   Dycom Industries*                                                                     8,300              48
   EMCOR Group*                                                                         20,814             357
   EnergySolutions                                                                       1,900              16
   EnerNOC*                                                                              1,300              19
   Ennis                                                                                 3,400              30
   EnPro Industries*                                                                    11,900             203
   Equifax                                                                              10,017             245
   ESCO Technologies*                                                                   10,910             422
   Esterline Technologies*                                                              12,300             248
   Fastenal                                                                              6,148             198
   Flowserve                                                                             1,100              62
   Force Protection*                                                                     8,700              42
   Forward Air                                                                             600              10
   FTI Consulting*                                                                       7,600             376
   G&K Services                                                                            600              11
   Gardner Denver*                                                                      19,300             420
   GATX                                                                                  4,700              95
   GenCorp*                                                                              9,825              21
   General Cable*                                                                          700              14
   Genesee & Wyoming, Cl A*                                                              9,900             210
   Geo Group*                                                                            5,088              67
   GeoEye*                                                                                 500              10
   Goodrich                                                                              9,400             356
   Gorman-Rupp                                                                           1,250              25
   Graco                                                                                   600              10
   GrafTech International*                                                              13,700              84
   H&E Equipment Services*                                                               3,675              24
   Harsco                                                                                3,200              71
   Heartland Express                                                                       600               9
   HEICO CORP                                                                            7,055             172
   Heidrick & Struggles International                                                      700              12
   Herman Miller                                                                         1,500              16
   Hertz Global Holdings*                                                                4,900              19
   Hexcel*                                                                               1,400               9
   HNI                                                                                   1,400              15
   HUB Group, Cl A*                                                                      9,500             161
   Hubbell, Cl B                                                                        21,900             590
   Huron Consulting Group*                                                               6,630             281
   ICT Group*                                                                            2,100              12
   IDEX                                                                                  8,500             186
   IHS, Cl A*                                                                           14,100             581
   Interline Brands*                                                                     1,300              11
   International Shipholding                                                             5,600             110
   ITT                                                                                  11,400             439
   Jacobs Engineering Group*                                                             4,049             157
   JB Hunt Transport Services                                                           17,800             429
   JetBlue Airways*                                                                      2,300               8

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   John Bean Technologies                                                                  777   $           8
   Joy Global                                                                            1,800              38
   Kaman                                                                                 3,107              39
   Kansas City Southern*                                                                28,280             359
   KBR                                                                                  22,300             308
   Kelly Services, Cl A                                                                 14,000             113
   Kennametal                                                                              500               8
   Kirby*                                                                                6,404             171
   Ladish*                                                                              25,617             186
   Landstar System                                                                       6,200             208
   Layne Christensen*                                                                      700              11
   Lennox International                                                                  4,800             127
   Lincoln Electric Holdings                                                             2,905              92
   Lydall*                                                                               5,500              16
   MasTec*                                                                              33,550             406
   Middleby*                                                                               400              13
   Mine Safety Appliances                                                                5,400             108
   Monster Worldwide*                                                                    1,600              13
   Moog, Cl A*                                                                           2,300              53
   MPS Group*                                                                            1,600               9
   MSC Industrial Direct, Cl A                                                           1,200              37
   Mueller Industries                                                                   13,500             293
   NACCO Industries, Cl A                                                                  400              11
   Navigant Consulting*                                                                 20,023             262
   Navistar International*                                                              12,100             405
   Nordson                                                                                 300               9
   Northwest Pipe*                                                                       6,100             174
   Old Dominion Freight Line*                                                            1,350              32
   Orbital Sciences*                                                                     4,400              52
   Oshkosh Truck                                                                         1,200               8
   Otter Tail                                                                              400               9
   Pall                                                                                 21,000             429
   Parker Hannifin                                                                       5,900             200
   Park-Ohio Holdings*                                                                   2,900               9
   Pentair                                                                               7,900             171
   Quanex Building Products                                                              1,200               9
   Quanta Services*                                                                     36,236             777
   Regal-Beloit                                                                          8,400             257
   Republic Airways Holdings*                                                           29,355             190
   Republic Services                                                                     1,035              18
   Resources Connection*                                                                52,708             795
   Robert Half International                                                             1,400              25
   Rollins                                                                               1,100              19
   Roper Industries                                                                      2,800             119
   RSC Holdings*                                                                         1,700               9
   Ryder System                                                                         26,000             736
   School Specialty*                                                                       700              12
   Seaboard                                                                                 89              90
   Shaw Group*                                                                           1,100              30
   Skywest                                                                              14,200             177
   SPX                                                                                  13,100             616
   Standard Register                                                                     5,464              25
   Steelcase, Cl A                                                                      47,800             239
   Stericycle*                                                                           8,810             420


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   SYKES Enterprises*                                                                   54,337   $         904
   Taser International*                                                                  2,400              11
   Tecumseh Products, Cl A*                                                             30,800             139
   Teledyne Technologies*                                                               13,400             358
   Teleflex                                                                              2,700             105
   Tetra Tech*                                                                          14,400             293
   Textron                                                                              28,900             166
   Thomas & Betts*                                                                       6,700             168
   Timken                                                                                8,700             121
   Titan Machinery*                                                                      3,200              29
   TransDigm Group*                                                                      9,255             304
   UAL*                                                                                  6,800              31
   Ultralife*                                                                            2,500              19
   United Rentals*                                                                      12,905              54
   United Stationers*                                                                    6,821             192
   Universal Forest Products                                                             2,200              59
   URS*                                                                                 12,700             513
   USG*                                                                                  1,100               8
   UTI Worldwide                                                                        13,200             158
   Valmont Industries                                                                      200              10
   Vicor                                                                                 2,300              11
   Wabtec                                                                               10,137             267
   Walter Industries                                                                     3,600              82
   Waste Connections*                                                                   13,134             338
   Watsco                                                                                3,800             129
   Watson Wyatt Worldwide, Cl A                                                         17,413             860
   WESCO International*                                                                    500               9
                                                                                                 -------------
                                                                                                        27,728
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 19.5%
   3Com*                                                                               136,700             422
   Activision Blizzard*                                                                  1,500              16
   Advanced Analogic Technologies*                                                      14,575              53
   Advanced Energy Industries*                                                           1,400              11
   Advanced Micro Devices*                                                               7,300              22
   Advent Software*                                                                        500              17
   Agilysys                                                                              2,800              12
   Akamai Technologies*                                                                 11,106             216
   Alliance Data Systems* (A)                                                           15,755             582
   Alliance Semiconductor                                                               31,300               6
   Amkor Technology*                                                                    29,900              80
   Amphenol, Cl A                                                                        5,200             148
   Anixter International*                                                                3,800             120
   Ansys*                                                                                9,900             248
   Applied Micro Circuits*                                                              46,725             227
   Ariba*                                                                                2,700              24
   ARM Holdings ADR                                                                     94,600             418
   Arris Group*                                                                         62,800             463
   Arrow Electronics*                                                                    1,900              36
   Atheros Communications*                                                               2,200              32
   Atmel*                                                                                7,400              27
   ATMI*                                                                                   800              12
   Autodesk*                                                                             1,000              17
   Avnet*                                                                               10,000             175

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Benchmark Electronics*                                                               19,000   $         213
   BigBand Networks*                                                                     2,000              13
   Black Box                                                                             6,700             158
   Blackbaud                                                                             1,000              12
   Blackboard*                                                                          14,960             475
   Blue Coat Systems*                                                                    1,100              13
   BMC Software*                                                                        11,385             376
   Brightpoint*                                                                          4,400              19
   Broadridge Financial Solutions                                                       27,800             517
   Brocade Communications Systems*                                                     143,900             497
   Cadence Design Systems*                                                               5,600              23
   Checkpoint Systems*                                                                   6,577              59
   Ciena*                                                                                1,200               9
   Cirrus Logic*                                                                         9,587              36
   Citrix Systems*                                                                       5,121             116
   Cognex                                                                               19,000             254
   Cognizant Technology Solutions, Cl A*                                                 1,800              38
   Cogo Group*                                                                           5,200              35
   CommScope*                                                                              900              10
   Computer Sciences*                                                                    9,800             361
   Compuware*                                                                            1,600              10
   Comtech Telecommunications*                                                             300               8
   Comverge*                                                                             2,600              18
   Comverse Technology*                                                                 74,400             427
   Concur Technologies*                                                                 10,200             196
   Convergys*                                                                           19,100             154
   Cree*                                                                                 3,349              79
   CSG Systems International*                                                           10,734             153
   CTS                                                                                  52,888             191
   Cybersource*                                                                          1,100              16
   Cymer*                                                                                1,901              42
   Cypress Semiconductor*                                                                3,500              24
   Daktronics                                                                            4,000              26
   DealerTrack Holdings*                                                                 1,000              13
   Deltek*                                                                               3,200              14
   DG FastChannel*                                                                         800              15
   Diebold                                                                               2,075              44
   Digital River*                                                                          500              15
   Diodes*                                                                               1,800              19
   Dolby Laboratories, Cl A*                                                            14,400             491
   DST Systems*                                                                          3,100             107
   Echelon*                                                                                900               7
   EchoStar, Cl A*                                                                         800              12
   Electronics for Imaging*                                                              6,290              62
   Emulex*                                                                               1,900               9
   Equinix*                                                                              5,200             292
   Euronet Worldwide*                                                                    1,400              18
   F5 Networks*                                                                         20,380             427
   Factset Research Systems (A)                                                         10,685             534
   Fair Isaac                                                                           29,500             415
   Fidelity National Information Services                                                  900              16
   Flir Systems*                                                                        23,210             475
   Formfactor*                                                                             800              14
   Forrester Research*                                                                     900              19


    68 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Gartner*                                                                             35,484   $         391
   Genpact*                                                                              1,200              11
   Gevity HR                                                                            48,900             193
   Global Payments                                                                      11,050             369
   GSI Commerce*                                                                        62,575             820
   Harmonic*                                                                             2,000              13
   Harris                                                                                  800              23
   Heartland Payment Systems                                                            12,735              84
   Hewitt Associates, Cl A*                                                              6,234             186
   Hughes Communications*                                                                1,200              15
   IAC*                                                                                  6,050              92
   Ikanos Communications*                                                               54,800              78
   Informatica*                                                                          2,900              38
   Ingram Micro, Cl A*                                                                   6,600              83
   Integral Systems*                                                                    23,558             203
   InterDigital*                                                                         1,300              34
   Intermec*                                                                             3,801              39
   International Rectifier*                                                              1,600              22
   Intersil, Cl A                                                                       30,500             351
   Intuit*                                                                               4,100             111
   Iron Mountain*                                                                       17,320             384
   Itron*                                                                                  600              28
   Jabil Circuit                                                                         4,400              25
   Jack Henry & Associates                                                               2,200              36
   JDS Uniphase*                                                                         2,700               9
   Juniper Networks*                                                                    17,354             261
   Keynote Systems*                                                                     33,300             264
   Lam Research*                                                                         7,750             176
   Lawson Software*                                                                    136,446             580
   Lender Processing Services                                                            3,850             118
   Lexmark International, Cl A*                                                         20,600             347
   Limelight Networks*                                                                   3,000              10
   Linear Technology                                                                     5,600             129
   LoopNet*                                                                              1,700              10
   Loral Space & Communications*                                                           800              17
   LSI Logic*                                                                           87,300             265
   Macrovision Solutions*                                                                  524               9
   Mantech International, Cl A*                                                            900              38
   MAXIMUS                                                                               4,200             167
   Maxwell Technologies*                                                                 7,200              50
   McAfee*                                                                               6,215             208
   Measurement Specialties*                                                              2,900              12
   MEMC Electronic Materials*                                                           21,525             355
   Mentor Graphics*                                                                      2,400              11
   Mercury Computer Systems*                                                            37,400             207
   Merrimac Industries*                                                                  6,100              13
   Metavante Technologies*                                                                 800              16
   Methode Electronics                                                                  46,156             165
   Mettler Toledo International*                                                           400              21
   Micrel                                                                               10,900              77
   Micros Systems*                                                                         800              15
   Microsemi*                                                                           49,330             572
   MicroStrategy, Cl A*                                                                    200               7
   Microtune*                                                                            7,735              14

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   MKS Instruments*                                                                      7,600   $         112
   Molex                                                                                 6,000              82
   Monolithic Power Systems*                                                             4,628              72
   Move*                                                                                44,345              64
   MSC.Software*                                                                         2,000              11
   MTS Systems                                                                           2,019              46
   National Semiconductor                                                                2,900              30
   NCR*                                                                                  3,525              28
   Net 1 UEPS Technologies*                                                                800              12
   Netgear*                                                                              2,000              24
   NetSuite*                                                                             1,400              16
   NeuStar, Cl A*                                                                        1,200              20
   Neutral Tandem*                                                                      13,178             324
   NIC                                                                                   3,700              19
   Novatel Wireless*                                                                    12,100              68
   Novell*                                                                              16,400              70
   Novellus Systems*                                                                     1,600              27
   Nuance Communications*                                                                1,500              16
   Omniture*                                                                            75,779           1,000
   Omnivision Technologies*                                                              1,400               9
   ON Semiconductor*                                                                    30,800             120
   Open Text* (A)                                                                       16,385             564
   Orckit Communications*                                                               29,500              61
   Palm*                                                                                 1,700              15
   Parametric Technology*                                                                1,400              14
   Perfect World ADR*                                                                   19,865             279
   Plantronics                                                                           1,100              13
   Plexus*                                                                               1,200              17
   PMC - Sierra*                                                                       110,082             702
   Polycom*                                                                             10,400             160
   Power Integrations                                                                      500               9
   QLogic*                                                                              34,865             388
   Quest Software*                                                                       1,400              18
   Rackable Systems*                                                                     2,400              10
   Radisys*                                                                              4,300              26
   Radware*                                                                             21,000             122
   Rambus*                                                                               1,900              18
   RealNetworks*                                                                         6,250              15
   Red Hat*                                                                              2,400              43
   Riverbed Technology*                                                                  1,000              13
   Rofin-Sinar Technologies*                                                               700              11
   S1*                                                                                   3,900              20
   SAIC*                                                                                 2,800              52
   Salesforce.com*                                                                      14,490             474
   Sapient*                                                                             50,704             227
   SAVVIS*                                                                               1,900              12
   Scansource*                                                                           3,300              61
   Seachange International*                                                             39,200             224
   Semtech*                                                                              3,100              41
   Sigma Designs*                                                                          900              11
   Silicon Laboratories*                                                                11,250             297
   SkillSoft ADR*                                                                      168,462           1,127
   Skyworks Solutions*                                                                  55,400             447
   Sohu.com*                                                                             6,060             250


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Solera Holdings*                                                                     38,546   $         955
   SonicWALL*                                                                            2,600              12
   Standard Microsystems*                                                                1,200              22
   Sun Microsystems*                                                                    39,900             292
   Supertex*                                                                               900              21
   Sybase*                                                                              16,600             503
   Symyx Technologies*                                                                   4,703              21
   Synaptics* (A)                                                                       26,892             720
   SYNNEX*                                                                               1,918              38
   Synopsys*                                                                             4,153              86
   Syntel                                                                                1,400              29
   Take-Two Interactive Software                                                        14,700             123
   Taleo, Cl A*                                                                          3,892              46
   Tech Data*                                                                            3,300              72
   Technitrol                                                                           19,700              34
   Tekelec*                                                                             37,200             492
   TeleCommunication Systems, Cl A*                                                     38,975             357
   TeleTech Holdings*                                                                   38,189             416
   Tellabs*                                                                              7,100              33
   Teradata*                                                                            11,700             190
   Tessera Technologies*                                                                   900              12
   TIBCO Software*                                                                      77,300             454
   TiVo*                                                                                 3,500              25
   Total System Services                                                                13,900             192
   Trimble Navigation*                                                                   5,400              83
   Ultimate Software Group*                                                                600              10
   Ultratech*                                                                           21,400             267
   United Online                                                                        26,500             118
   Utstarcom*                                                                           61,500              48
   Valueclick*                                                                           1,800              15
   Varian Semiconductor Equipment
      Associates*                                                                        6,375             138
   Veeco Instruments*                                                                    5,571              37
   Verint Systems*                                                                      32,900             115
   Viasat*                                                                                 900              19
   Virtusa*                                                                              1,600              10
   Vishay Intertechnology*                                                              46,900             163
   VistaPrint*                                                                          25,148             691
   Western Digital*                                                                     16,800             325
   Wright Express*                                                                      19,499             355
   Zebra Technologies, Cl A*                                                             1,000              19
   Zoran*                                                                               46,700             411
                                                                                                 -------------
                                                                                                        34,632
                                                                                                 -------------
MATERIALS -- 4.4%
   Airgas                                                                               19,870             672
   AK Steel Holding                                                                      7,000              50
   Albemarle                                                                             4,800             104
   Allegheny Technologies                                                                  700              15
   Alpha Natural Resources*                                                              9,265             165
   AM Castle                                                                             3,700              33
   Aptargroup                                                                            2,200              69
   Ashland                                                                               2,600              27

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Ball                                                                                  3,200   $         139
   Cabot                                                                                 5,169              54
   Commercial Metals                                                                     4,800              55
   Compass Minerals International                                                        1,100              62
   Crown Holdings*                                                                      41,800             950
   Cytec Industries                                                                     19,000             285
   Eagle Materials                                                                         600              15
   Eastman Chemical                                                                     11,200             300
   Ecolab                                                                                9,900             344
   FMC                                                                                  23,177           1,000
   Greif, Cl A                                                                           2,033              68
   H.B. Fuller                                                                          10,500             137
   Huntsman                                                                              2,900               9
   Innophos Holdings                                                                     2,300              26
   Innospec                                                                              4,300              16
   James River Coal*                                                                    16,400             202
   Lubrizol                                                                              6,400             218
   Martin Marietta Materials                                                               200              16
   MeadWestvaco                                                                         10,100             121
   Mosaic                                                                                  500              21
   Nalco Holding                                                                        13,400             175
   Neenah Paper                                                                          5,042              18
   NewMarket                                                                               892              40
   Olin                                                                                    900              13
   Owens-Illinois*                                                                       1,600              23
   Packaging Corp of America                                                               800              10
   PolyOne*                                                                             37,100              86
   Reliance Steel & Aluminum                                                             7,200             190
   Rock-Tenn, Cl A                                                                       1,700              46
   Rockwood Holdings*                                                                   13,100             104
   Royal Gold                                                                              900              42
   RPM International                                                                     1,600              20
   Schnitzer Steel Industries, Cl A                                                      2,800              88
   Schulman A                                                                           18,700             253
   Schweitzer-Mauduit International                                                      1,500              28
   Scotts Miracle-Gro, Cl A                                                              7,500             260
   Sealed Air                                                                              700              10
   Sensient Technologies                                                                 6,800             160
   Sigma-Aldrich                                                                           800              30
   Silgan Holdings                                                                       5,510             289
   Sims Metal Management ADR                                                             1,435              17
   Steel Dynamics                                                                        6,300              56
   Stillwater Mining*                                                                    9,300              34
   Temple-Inland                                                                         2,300              12
   Terra Industries                                                                      9,000             253
   Texas Industries                                                                        500              12
   Titanium Metals                                                                       6,000              33
   United States Steel                                                                   1,400              30
   Westlake Chemical                                                                    16,725             245
   Worthington Industries                                                               12,100             105
                                                                                                 -------------
                                                                                                         7,855
                                                                                                 -------------


    70 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
TELECOMMUNICATION SERVICES -- 1.8%
   Alaska Communications Systems
      Group                                                                             18,870   $         126
   American Tower, Cl A*                                                                 2,115              64
   CenturyTel                                                                            9,600             270
   Cincinnati Bell*                                                                      4,400              10
   Consolidated Communications
      Holdings                                                                           1,000              10
   Embarq                                                                               11,700             443
   General Communication, Cl A*                                                          5,600              37
   Global Crossing*                                                                      1,400              10
   Iowa Telecommunications Services                                                      4,315              50
   Leap Wireless International*                                                            700              24
   NII Holdings*                                                                        35,400             531
   NTELOS Holdings                                                                      24,225             440
   PAETEC Holding*                                                                       6,400               9
   Price Communication*                                                                  3,800              --
   SBA Communications, Cl A*                                                            41,525             968
   tw telecom, Cl A*                                                                    13,390             117
                                                                                                 -------------
                                                                                                         3,109
                                                                                                 -------------
UTILITIES -- 4.8%
   AGL Resources                                                                         1,600              43
   Allete                                                                                1,700              45
   Alliant Energy                                                                       13,200             326
   Black Hills                                                                           3,085              55
   California Water Service Group                                                          900              38
   Centerpoint Energy                                                                   44,300             462
   Central Vermont Public Service                                                          600              10
   CH Energy Group                                                                       1,800              85
   Chesapeake Utilities                                                                    400              12
   Cleco                                                                                 1,200              26
   CMS Energy                                                                           42,000             497
   Connecticut Water Service                                                               500              10
   Consolidated Water                                                                    1,200              13
   DPL                                                                                  25,025             564
   El Paso Electric*                                                                     2,000              28
   Empire District Electric                                                              7,331             106
   Energen                                                                               9,100             265
   Energy                                                                                2,100              20
   Equities CORP                                                                        10,754             337
   Great Plains Energy                                                                   1,600              22
   Hawaiian Electric Industries                                                         12,600             173
   ITC Holdings                                                                          3,784             165
   Laclede Group                                                                         2,575             100
   MDU Resources Group                                                                  15,840             256
   MGE Energy                                                                              700              22
   Middlesex Water                                                                         900              13
   Mirant*                                                                              19,400             221
   National Fuel Gas                                                                     2,400              74
   New Jersey Resources                                                                    750              26
   NiSource                                                                             30,600             300
   Northeast Utilities                                                                  13,100             283

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Northwest Natural Gas                                                                   400   $          17
   NorthWestern                                                                         27,225             585
   NSTAR                                                                                   200               6
   Oneok                                                                                   600              14
   Ormat Technologies                                                                    8,700             239
   Pepco Holdings                                                                       10,300             128
   Piedmont Natural Gas                                                                  4,300             111
   Pinnacle West Capital                                                                12,000             319
   PNM Resources                                                                         1,700              14
   Portland General Electric                                                            14,370             253
   PPL                                                                                   1,900              54
   Questar                                                                               3,100              91
   Reliant Energy*                                                                      11,038              35
   SCANA                                                                                17,747             548
   Sempra Energy                                                                         1,900              88
   SJW                                                                                     400              10
   Southern Union                                                                       40,100             610
   Southwest Water                                                                       2,600              11
   TECO Energy                                                                           1,800              20
   UGI                                                                                   8,400             198
   UIL Holdings                                                                            700              16
   Westar Energy                                                                        10,200             179
   WGL Holdings                                                                            600              20
   Wisconsin Energy                                                                     10,200             422
                                                                                                 -------------
                                                                                                         8,585
                                                                                                 -------------
Total Common Stock
   (Cost $218,713) ($ Thousands)                                                                       172,574
                                                                                                 -------------

                                                                                   Number of
                                                                                    Warrants
                                                                                 -------------
WARRANTS -- 0.0%
   Washington Mutual
      Expires 01/03/03*                                                                121,400               2
                                                                                                 -------------
Total Warrants
   (Cost $29) ($ Thousands)                                                                                  2
                                                                                                 -------------
CASH EQUIVALENT -- 1.6%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                               2,861,274           2,861
                                                                                                 -------------
Total Cash Equivalent
   (Cost $2,861) ($ Thousands)                                                                           2,861
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 1.5%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (B)                                                                 2,775,783           2,588
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $2,776) ($ Thousands)                                                                           2,588
                                                                                                 -------------


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 71

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund (Concluded)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bills
         0.241%, 06/11/09 (C) (D)                                                $       1,100   $       1,100
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $1,099) ($ Thousands)                                                                           1,100
                                                                                                 -------------
Total Investments -- 100.9%
   (Cost $225,478) ($ Thousands)                                                                 $     179,125
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 In the Notes to Financial Statements:

                              NUMBER OF                   UNREALIZED
TYPE OF                       CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI         32        Jun-2009          $101
S&P Mid 400 Index E-MINI          24        Jun-2009            85
                                                              ----
                                                              $186
                                                              ====

Percentages are based on Net Assets of $177,595 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $2,843 ($ Thousands).

(B) This security was purchased with cash collateral received from securities lending. The total value of such securities as of March 31, 2009 was $2,588 ($ Thousands).

(C) Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)  The rate reported is the effective yield at the time of purchase.

ADR -- American Depositary Receipt

Cl -- Class

L.P. -- Limited Partnership

Ser -- Series

The accompanying notes are an integral part of the financial statements.


    72 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Financials                          17.2%
Information Technology              14.5%
Industrials                         12.5%
Health Care                         12.1%
Consumer Discretionary               9.8%
Utilities                            6.7%
Materials                            5.4%
Cash Equivalent                      4.5%
Mortgage-Backed Securities           4.3%
Energy                               3.5%
Consumer Staples                     3.1%
Telecommunication Services           1.6%
U.S. Treasury Obligations            1.5%
U.S. Government Agency Obligation    1.4%
Asset-Backed Securities              1.1%
Convertible Bonds                    0.8%
Warrants                             0.0%

#    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 87.0%
CONSUMER DISCRETIONARY -- 9.9%
   Aaron Rents                                                                           3,850   $         103
   Abercrombie & Fitch, Cl A                                                             2,492              59
   Advance Auto Parts                                                                    2,524             104
   Aeropostale*                                                                            450              12
   American Eagle Outfitters                                                            10,925             134
   Ameristar Casinos                                                                     6,200              78
   AnnTaylor Stores*                                                                     5,193              27
   ATC Technology*                                                                       3,800              43
   Autoliv                                                                                 661              12
   Bally Technologies*                                                                   1,482              27
   Barnes & Noble                                                                          625              13
   Bed Bath & Beyond*                                                                    1,130              28
   Big Lots*                                                                             1,850              38
   Blyth                                                                                 1,900              50
   Brown Shoe                                                                            9,259              35
   Buckle                                                                                1,925              61
   Callaway Golf                                                                         8,505              61
   Career Education*                                                                     5,115             123
   Carter's*                                                                             5,953             112
   Cato, Cl A                                                                           14,008             256
   CEC Entertainment*                                                                    8,505             220
   Centex                                                                                3,000              23
   Charlotte Russe Holding*                                                              4,170              34
   Chico's FAS*                                                                         13,480              72
   Childrens Place Retail Stores*                                                        1,408              31
   Chipotle Mexican Grill, Cl A*                                                           275              18
   Christopher & Banks                                                                   6,975              29
   Cinemark Holdings                                                                     6,494              61
   CKE Restaurants                                                                       1,159              10
   Collective Brands*                                                                    3,798              37
   Cooper Tire & Rubber                                                                  2,235               9
   Corinthian Colleges*                                                                  1,400              27

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Cracker Barrel Old Country Store                                                      4,603   $         132
   CSS Industries                                                                        1,500              25
   Deckers Outdoor*                                                                        190              10
   DeVry                                                                                   755              36
   DineEquity                                                                            3,800              45
   DISH Network, Cl A*                                                                   3,800              42
   Dollar Tree*                                                                          4,247             189
   DR Horton                                                                            14,375             139
   DreamWorks Animation SKG, Cl A*                                                       8,855             192
   DSW, Cl A*                                                                           12,500             116
   Eddie Bauer Holdings*                                                                39,231              17
   Entercom Communications                                                               8,484               9
   Family Dollar Stores                                                                  4,900             164
   FGX International Holdings*                                                           1,800              21
   Foot Locker                                                                          19,228             202
   Fossil*                                                                               1,030              16
   Fred's, Cl A                                                                            775               9
   Fuel Systems Solutions*                                                               1,500              20
   Genesco*                                                                                800              15
   Gildan Activewear*                                                                   13,000             105
   Gymboree*                                                                             3,600              77
   H&R Block                                                                             2,729              50
   Harman International Industries                                                       1,523              21
   Hasbro                                                                                1,199              30
   hhgregg*                                                                              4,975              70
   Hillenbrand                                                                           5,545              89
   HOT Topic*                                                                            2,375              27
   Iconix Brand Group*                                                                   2,450              22
   Interpublic Group*                                                                    3,702              15
   ITT Educational Services*                                                               980             119
   J Crew Group*                                                                         2,200              29
   Jo-Ann Stores*                                                                        6,530             107
   Jones Apparel Group                                                                  21,346              90
   Limited Brands                                                                        4,463              39
   M/I Homes                                                                             3,100              22
   McGraw-Hill                                                                           1,921              44
   MDC Holdings                                                                          1,029              32
   National CineMedia                                                                    2,600              34
   NetFlix*                                                                              3,590             154
   Nutri/System                                                                          1,500              21
   NVR*                                                                                    177              76
   OfficeMax                                                                            38,000             119
   O'Reilly Automotive*                                                                  1,610              56
   Penn National Gaming*                                                                 6,555             158
   Phillips-Van Heusen                                                                   2,335              53
   Polaris Industries                                                                    1,606              34
   Pulte Homes                                                                           6,173              67
   RadioShack                                                                            3,550              30
   Regis                                                                                 6,550              95
   Rent-A-Center*                                                                        5,305             103
   Retail Ventures*                                                                     38,000              58
   Ross Stores                                                                           5,646             203
   Royal Caribbean Cruises                                                               6,080              49
   Ryland Group                                                                          4,846              81


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Sauer-Danfoss                                                                         1,760   $           4
   Sherwin-Williams                                                                        751              39
   Shutterfly*                                                                          12,200             114
   Signet Jewelers                                                                       5,600              64
   Sotheby's                                                                             1,780              16
   Stage Stores                                                                          5,077              51
   Stamps.com*                                                                           2,195              21
   Standard-Pacific*                                                                    20,466              18
   Stanley Works                                                                         1,305              38
   Strayer Education                                                                       385              69
   Systemax*                                                                             1,235              16
   Tempur-Pedic International                                                            4,300              31
   Thunderbird Resorts PIPE* (A) (B)                                                     1,700               3
   Thunderbird Resorts PIPE* (A) (B) (F)                                                15,300              24
   Tractor Supply*                                                                       4,929             178
   Tween Brands*                                                                           868               2
   Universal Electronics*                                                                  565              10
   WABCO Holdings                                                                        1,642              20
   Warnaco Group*                                                                          910              22
   Warner Music Group                                                                    8,606              20
   Williams-Sonoma                                                                       3,250              33
   WMS Industries*                                                                       2,400              50
   Wolverine World Wide                                                                  2,999              47
                                                                                                 -------------
                                                                                                         6,615
                                                                                                 -------------
CONSUMER STAPLES -- 3.1%
   Asiatic Development (Malaysia)                                                       61,500              72
   Avon Products                                                                         3,035              58
   BJ's Wholesale Club*                                                                    202               7
   Cal-Maine Foods                                                                       1,845              41
   Casey's General Stores                                                                1,675              45
   Central Garden and Pet, Cl A*                                                         7,130              54
   China Sky One Medical*                                                                3,062              35
   Church & Dwight                                                                       3,851             201
   Coca-Cola Enterprises                                                                 3,299              44
   Constellation Brands, Cl A*                                                           4,332              52
   Cosan SA Industria e Comercio
      (Brazil)*                                                                         21,200              89
   Dean Foods*                                                                          13,642             247
   Del Monte Foods                                                                      10,455              76
   Energizer Holdings*                                                                       6              --
   Flowers Foods                                                                         5,350             126
   Fresh Del Monte Produce*                                                              1,800              30
   Hansen Natural*                                                                       1,320              48
   J&J Snack Foods                                                                       1,182              41
   Lance                                                                                 4,050              84
   Lorillard                                                                             2,577             159
   NBTY*                                                                                 8,524             120
   Nu Skin Enterprises, Cl A                                                             3,802              40
   Pantry*                                                                               4,500              79
   Pepsi Bottling Group                                                                  1,100              24
   Prestige Brands Holdings*                                                             8,328              43
   Ralcorp Holdings*                                                                     1,359              73
   Spartan Stores                                                                        1,892              29

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   TreeHouse Foods*                                                                        730   $          21
   Tyson Foods, Cl A                                                                        18              --
   Universal                                                                                45               1
   Viterra*                                                                             10,000              70
   Weis Markets                                                                          1,897              59
   Zhongpin*                                                                             3,200              28
                                                                                                 -------------
                                                                                                         2,096
                                                                                                 -------------
ENERGY -- 3.5%
   Approach Resources*                                                                     300               2
   Atwood Oceanics*                                                                      4,000              66
   BPZ Energy PIPE*                                                                      9,600              36
   BPZ Resources*                                                                       25,000              92
   Bristow Group*                                                                          730              16
   Cameron International*                                                                4,032              88
   Carrizo Oil & Gas*                                                                    4,126              37
   Cimarex Energy                                                                        8,760             161
   Clayton Williams Energy*                                                                500              15
   Comstock Resources*                                                                     282               8
   Continental Resources*                                                                2,375              50
   Delek US Holdings                                                                     7,755              80
   Denbury Resources*                                                                    3,845              57
   Dresser-Rand Group*                                                                   2,210              49
   Encore Acquisition*                                                                   7,133             166
   ENSCO International                                                                   2,584              68
   EXCO Resources*                                                                       1,300              13
   FMC Technologies*                                                                     2,267              71
   Foundation Coal Holdings                                                                985              14
   Holly                                                                                 2,800              59
   Hornbeck Offshore Services*                                                           3,841              59
   Infinity Bio-Energy*                                                                 75,000               1
   Mahalo Energy*                                                                       83,500               2
   Matrix Service*                                                                       7,300              60
   McMoRan Exploration*                                                                  2,300              11
   Nordic American Tanker Shipping,
      Cl US                                                                              1,050              31
   Oceaneering International*                                                            1,210              45
   Oilsands Quest*                                                                     110,700              80
   Oilsands Quest PIPE*                                                                  3,500               3
   PetroHawk Energy*                                                                     1,345              26
   Plains Exploration & Production*                                                      5,330              92
   Rentech*                                                                             38,000              21
   SEACOR Holdings*                                                                        500              29
   Stone Energy*                                                                           612               2
   Sunoco                                                                                1,030              27
   Superior Energy Services*                                                             1,320              17
   Swift Energy*                                                                         4,950              36
   T-3 Energy Services, Cl 3*                                                            4,816              57
   Tesoro                                                                                  800              11
   Tidewater                                                                             1,350              50
   Unit*                                                                                 2,630              55
   Uranium Participation (Canada)*                                                       2,600              13
   W&T Offshore                                                                         20,557             126
   Westmoreland Coal*                                                                    1,100               8


    74 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Whiting Petroleum*                                                                    4,515   $         117
   Willbros Group*                                                                       2,795              27
   Williams                                                                              1,635              19
   World Fuel Services                                                                   5,325             168
                                                                                                 -------------
                                                                                                         2,341
                                                                                                 -------------
FINANCIALS -- 17.3%
   Agree Realty+                                                                         1,300              20
   Alexander's+                                                                            133              23
   Alexandria Real Estate Equities+                                                      2,792             102
   Allied World Assurance Holdings                                                       2,400              91
   AMBAC Financial Group                                                                 6,101               5
   American Campus Communities+                                                          3,116              54
   American Financial Group                                                             15,754             253
   AmeriCredit*                                                                          1,625              10
   Ameriprise Financial                                                                    642              13
   Amerisafe*                                                                            2,275              35
   Amtrust Financial Services                                                            3,200              31
   Annaly Capital Management+                                                              929              13
   Anthracite Capital+                                                                   3,425               1
   Anworth Mortgage Asset+                                                              65,707             403
   AON                                                                                     275              11
   Arch Capital Group*                                                                   4,140             223
   Aspen Insurance Holdings                                                              6,910             155
   Associated Banc-Corp                                                                  2,478              38
   Astoria Financial                                                                     4,900              45
   Axis Capital Holdings                                                                 4,100              92
   Bancorpsouth                                                                          4,085              85
   Bank Mutual                                                                           2,900              26
   Bank of Hawaii                                                                        1,898              63
   Bank of the Ozarks                                                                    3,100              72
   BioMed Realty Trust+                                                                  1,125               8
   BlackRock                                                                               360              47
   Brandywine Realty Trust+                                                              9,600              27
   Brasil Brokers Participacoes*                                                        99,400              48
   Calamos Asset Management, Cl A                                                       10,450              50
   CapitalSource                                                                         1,082               1
   Capitol Federal Financial                                                             2,049              77
   Capstead Mortgage+                                                                   15,955             171
   Care Investment Trust+                                                                1,400               8
   Cash America International                                                            3,962              62
   Cedar Shopping Centers+                                                               3,200               6
   Central Pacific Financial                                                            10,697              60
   Chemical Financial                                                                    4,000              83
   Cincinnati Financial                                                                    875              20
   CNA Surety*                                                                           4,580              84
   Columbia Banking System                                                               2,929              19
   Community Bank System                                                                 1,991              33
   Crawford, Cl B*                                                                       2,522              17
   Cullen/Frost Bankers                                                                  4,123             194
   CVB Financial                                                                         4,120              27
   Delphi Financial Group, Cl A                                                          5,605              75
   Digital Realty Trust+                                                                 4,708             156

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Dime Community Bancshares                                                             1,254   $          12
   Discover Financial Services                                                           3,765              24
   Dollar Financial*                                                                    16,500             157
   Eaton Vance                                                                           3,275              75
   eHealth*                                                                              2,720              44
   EMC Insurance Group                                                                   1,475              31
   Employers Holdings                                                                    4,980              47
   Endurance Specialty Holdings                                                          2,037              51
   Equity Lifestyle Properties+                                                            756              29
   Equity One+                                                                           2,125              26
   FCStone Group*                                                                        4,595              10
   Federal Realty Investment Trust+                                                        555              26
   Federated Investors, Cl B                                                             4,581             102
   Fidelity National Financial, Cl A                                                     5,998             117
   Financial Federal                                                                     3,855              82
   First Commonwealth Financial                                                          7,383              65
   First Financial Bancorp                                                               4,112              39
   First Horizon National                                                               12,439             134
   First Mercury Financial*                                                                797              11
   First Midwest Bancorp                                                                 7,086              61
   First Niagara Financial Group                                                         1,850              20
   First Potomac Realty Trust+                                                           8,172              60
   FirstMerit                                                                            5,624             102
   Flagstone Reinsurance Holdings                                                        2,300              18
   Flushing Financial                                                                      730               4
   FNB (Pennsylvania)                                                                    1,690              13
   Forest City Enterprises, Cl A                                                         4,300              15
   Forestar Group*                                                                       8,460              65
   Frontier Financial                                                                    1,449               2
   General Shopping Brasil (Brazil)*                                                    35,900              34
   Getty Realty+                                                                         3,200              59
   GFI Group                                                                             3,200              10
   Gluskin Sheff + Associates (Canada)                                                   4,500              35
   Grubb & Ellis                                                                       115,000              72
   Hallmark Financial Services*                                                          4,021              28
   Hancock Holding                                                                       4,662             146
   Hanover Insurance Group                                                               6,800             196
   Hatteras Financial+                                                                   5,500             137
   Health Care+                                                                          4,474             137
   Healthcare Realty Trust+                                                              1,695              25
   Highbury Financial                                                                   10,100              21
   Highwoods Properties+                                                                 4,677             100
   Home Bancshares                                                                       1,500              30
   Hospitality Properties Trust+                                                         6,100              73
   HRPT Properties Trust+                                                               17,385              55
   Hudson City Bancorp                                                                   3,691              43
   Huntington Bancshares                                                                 6,251              10
   Infinity Property & Casualty                                                          1,325              45
   Inland Real Estate+                                                                   4,075              29
   Interactive Brokers Group, Cl A*                                                      4,900              79
   Investment Technology Group*                                                          5,499             140
   Investors Real Estate Trust+                                                          7,000              69
   Kansas City Life Insurance                                                            2,600              93
   KBW*                                                                                  2,321              47


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Kilroy Realty+                                                                        2,816   $          48
   Kite Realty Group Trust+                                                              2,070               5
   Knight Capital Group, Cl A*                                                          16,300             240
   LTC Properties+                                                                       1,690              30
   M&T Bank                                                                                918              42
   Mack-Cali Realty+                                                                     3,300              65
   Meadowbrook Insurance Group                                                           7,225              44
   MFA Financial+                                                                       54,541             321
   MSCI, Cl A*                                                                           1,220              21
   National Health Investors+                                                            1,177              32
   National Penn Bancshares                                                              6,196              51
   National Retail Properties+                                                           4,648              74
   Nationwide Health Properties+                                                         9,089             202
   Navigators Group*                                                                     1,497              71
   NBT Bancorp                                                                             800              17
   Nelnet, Cl A                                                                          6,000              53
   New York Community Bancorp                                                            6,593              74
   NewAlliance Bancshares                                                                2,725              32
   Northern Trust                                                                          300              18
   NorthStar Realty Finance+                                                             6,295              15
   NYSE Euronext                                                                           775              14
   OceanFirst Financial                                                                    600               6
   Odyssey Re Holdings                                                                     828              31
   Old National Bancorp                                                                  1,635              18
   Omega Healthcare Investors+                                                           5,610              79
   One Liberty Properties+                                                                 500               2
   optionsXpress Holdings                                                                3,189              36
   PacWest Bancorp                                                                       2,048              29
   Parkway Properties+                                                                   1,700              18
   Pennsylvania Real Estate Investment
      Trust+                                                                             2,500               9
   Penson Worldwide*                                                                    11,951              77
   People's United Financial                                                             1,470              26
   Platinum Underwriters Holdings                                                        3,164              90
   Plum Creek Timber+                                                                      625              18
   PMA Capital, Cl A*                                                                      200               1
   ProAssurance*                                                                           275              13
   Prosperity Bancshares                                                                 5,403             148
   Protective Life                                                                       4,100              22
   Provident Financial Services                                                          8,749              95
   PS Business Parks+                                                                    1,996              74
   RAIT Financial Trust+                                                                    78              --
   Raymond James Financial                                                               5,323             105
   Rayonier+                                                                             4,706             142
   Realty Income+                                                                        7,222             136
   Reinsurance Group of America, Cl A                                                    1,099              36
   RenaissanceRe Holdings                                                                2,100             104
   Republic Bancorp, Cl A                                                                2,700              50
   RLI                                                                                     700              35
   S&T Bancorp                                                                           1,885              40
   Safety Insurance Group                                                                  708              22
   Sanders Morris Harris Group                                                           1,500               6
   SeaBright Insurance Holdings*                                                         1,450              15
   Selective Insurance Group                                                             3,175              39

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Senior Housing Properties Trust+                                                      6,155   $          86
   Southside Bancshares                                                                    935              18
   Sovran Self Storage+                                                                  1,500              30
   St. Joe*                                                                              1,575              26
   StanCorp Financial Group                                                              3,497              80
   State Auto Financial                                                                    500               9
   Sun Communities+                                                                      4,900              58
   Sunstone Hotel Investors+                                                             6,955              18
   Susquehanna Bancshares                                                                1,485              14
   SVB Financial Group*                                                                  1,944              39
   SWS Group                                                                             3,970              62
   TCF Financial                                                                         5,600              66
   TD Ameritrade Holding*                                                                4,200              58
   Titanium Asset Management
      PIPE* (A) (B)                                                                     15,400              77
   Tompkins Financial, Cl US                                                               900              39
   Torchmark                                                                             1,974              52
   Tower Group                                                                           1,850              46
   TradeStation Group*                                                                   3,000              20
   Transatlantic Holdings                                                                4,003             143
   Tree.com*                                                                                72              --
   Trico Bancshares                                                                      1,200              20
   Trustco Bank NY                                                                      17,505             105
   Trustmark                                                                             2,800              51
   UMB Financial                                                                         1,320              56
   Umpqua Holdings                                                                       1,605              15
   United Community Banks                                                                4,829              20
   Unitrin                                                                               1,675              23
   Unum Group                                                                            3,837              48
   Uranium Participation*                                                               12,800              62
   Valley National Bancorp                                                               7,705              95
   Value Creation* (A) (B)                                                               9,600              29
   Waddell & Reed Financial, Cl A                                                        3,200              58
   Washington Federal                                                                    8,420             112
   Webster Financial                                                                     7,788              33
   WesBanco                                                                              2,000              46
   Westamerica Bancorporation                                                              675              31
   Whitney Holding                                                                       5,975              68
   Wilmington Trust                                                                      1,210              12
   World Acceptance*                                                                    14,138             242
   WR Berkley                                                                            2,426              55
   WSFS Financial                                                                          600              13
   Zenith National Insurance                                                               800              19
   Zions Bancorporation                                                                  9,929              98
                                                                                                 -------------
                                                                                                        11,535
                                                                                                 -------------
HEALTH CARE -- 12.1%
   Adolor*                                                                               2,675               5
   Affymax*                                                                                600              10
   Albany Molecular Research*                                                            2,025              19
   Alexion Pharmaceuticals*                                                              1,300              49
   Align Technology*                                                                     2,020              16
   Amedisys*                                                                               865              24
   American Medical Systems Holdings*                                                   10,199             114


    76 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   AMERIGROUP*                                                                           4,399   $         121
   AmerisourceBergen                                                                     1,041              34
   AMN Healthcare Services*                                                              2,200              11
   Amsurg*                                                                              14,090             223
   Amylin Pharmaceuticals*                                                               3,800              45
   Analogic                                                                                415              13
   Angiodynamics*                                                                        1,415              16
   Arena Pharmaceuticals*                                                               32,000              96
   Assisted Living Concepts, Cl A*                                                         328               4
   Beckman Coulter                                                                       1,800              92
   Biogen Idec*                                                                          1,525              80
   Bio-Rad Laboratories, Cl A*                                                           1,000              66
   Bruker BioSciences*                                                                   3,300              20
   Catalyst Health Solutions*                                                            1,741              34
   Centene*                                                                              8,800             159
   Cephalon*                                                                             1,860             127
   Charles River Laboratories
      International*                                                                     1,890              51
   Chemed                                                                                2,533              99
   Computer Programs & Systems                                                           1,957              65
   Cooper                                                                                  940              25
   Corvel*                                                                                 375               8
   Covance*                                                                              2,510              89
   CryoLife*                                                                             1,300               7
   Cubist Pharmaceuticals*                                                               5,508              90
   CV Therapeutics*                                                                      3,100              62
   Cyberonics*                                                                           3,345              44
   Dentsply International                                                                1,885              51
   Eclipsys*                                                                             1,310              13
   Edwards Lifesciences*                                                                 1,000              61
   Emergency Medical Services, Cl A*                                                       900              28
   Endo Pharmaceuticals Holdings*                                                       10,195             180
   Enzo Biochem*                                                                         2,665              11
   eResearchTechnology*                                                                  5,855              31
   Forest Laboratories*                                                                  4,703             103
   Gen-Probe*                                                                            4,956             226
   Genzyme*                                                                                745              44
   GTx*                                                                                  2,800              30
   Health Management Associates, Cl A*                                                   6,446              17
   Health Net*                                                                           4,715              68
   Healthsouth*                                                                          2,306              20
   Hill-Rom Holdings                                                                     6,270              62
   Hologic*                                                                              3,606              47
   ICU Medical*                                                                            800              26
   Idexx Laboratories*                                                                   2,265              78
   Illumina*                                                                               935              35
   Immucor*                                                                              3,290              83
   Immunomedics*                                                                        35,210              34
   IMS Health                                                                            3,400              42
   Incyte*                                                                              37,400              87
   InterMune*                                                                            2,900              48
   Intuitive Surgical*                                                                     360              34
   inVentiv Health*                                                                      5,621              46
   IRIS International*                                                                   3,851              44

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Isis Pharmaceuticals*                                                                 6,695   $         100
   Kendle International*                                                                 1,135              24
   Kensey Nash*                                                                          1,703              36
   Kindred Healthcare*                                                                     585               9
   Kinetic Concepts*                                                                     2,700              57
   King Pharmaceuticals*                                                                34,182             242
   Laboratory Corp of America Holdings*                                                  2,785             163
   LHC Group*                                                                            8,513             190
   Life Technologies*                                                                    3,815             124
   LifePoint Hospitals*                                                                  4,497              94
   Lincare Holdings*                                                                     3,573              78
   Magellan Health Services*                                                             4,162             152
   Martek Biosciences                                                                    7,345             134
   Maxygen*                                                                              9,278              63
   Medcath*                                                                                300               2
   Medical Action Industries*                                                              200               2
   Medicines*                                                                            9,400             102
   Medicis Pharmaceutical, Cl A                                                            800              10
   Mednax*                                                                               5,095             150
   Meridian Bioscience                                                                   2,770              50
   Merit Medical Systems*                                                                1,020              12
   Millipore*                                                                              100               6
   Myriad Genetics*                                                                        900              41
   Nighthawk Radiology Holdings*                                                         1,675               4
   Noven Pharmaceuticals*                                                                1,425              13
   NPS Pharmaceuticals*                                                                  8,974              38
   Odyssey HealthCare*                                                                   7,900              77
   Omnicare                                                                              4,500             110
   OSI Pharmaceuticals*                                                                  3,440             132
   Owens & Minor                                                                           650              22
   Palomar Medical Technologies*                                                         1,905              14
   Par Pharmaceutical*                                                                   6,832              65
   Parexel International*                                                                1,110              11
   PDL BioPharma                                                                         1,808              13
   PerkinElmer                                                                           5,658              72
   Perrigo                                                                               3,589              89
   Pharmaceutical Product Development                                                    5,677             135
   Phase Forward*                                                                        2,072              26
   Questcor Pharmaceuticals*                                                             8,903              44
   Quidel*                                                                              14,741             136
   Regeneron Pharmaceuticals*                                                            2,800              39
   Res-Care*                                                                             9,872             144
   Resmed*                                                                               5,060             179
   Rigel Pharmaceuticals*                                                               18,900             116
   Sepracor*                                                                             7,410             109
   Sirona Dental Systems*                                                                2,400              34
   Somanetics*                                                                           2,265              34
   STERIS                                                                                2,900              67
   Sun Healthcare Group*                                                                 4,080              34
   Techne                                                                                1,995             109
   Universal American Financial*                                                         5,070              43
   Universal Health Services, Cl B                                                       3,225             124
   Valeant Pharmaceuticals International*                                                  835              15
   Vertex Pharmaceuticals*                                                               2,950              85


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Viropharma*                                                                          13,675   $          72
   Warner Chilcott, Cl A*                                                                6,200              65
   Waters*                                                                               3,190             118
   Watson Pharmaceuticals*                                                              13,013             405
   Zoll Medical*                                                                           655               9
                                                                                                 -------------
                                                                                                         8,110
                                                                                                 -------------
INDUSTRIALS -- 12.6%
   AAON                                                                                  3,100              56
   Actuant, Cl A                                                                         2,365              24
   Acuity Brands                                                                         2,272              51
   Aecom Technology*                                                                       400              10
   Aircastle                                                                             4,315              20
   Alexander & Baldwin                                                                   1,040              20
   Allen-Vanguard*                                                                     975,652             124
   Alliant Techsystems*                                                                    648              43
   Altra Holdings*                                                                       3,300              13
   American Reprographics*                                                               9,198              33
   American Science & Engineering                                                          175              10
   Ameron International                                                                  2,933             154
   AO Smith                                                                              2,775              70
   Apogee Enterprises                                                                      900              10
   Applied Industrial Technologies                                                       6,000             101
   Applied Signal Technology                                                             1,100              22
   Arkansas Best                                                                           875              17
   Armstrong World Industries*                                                           3,011              33
   Avery Dennison                                                                        1,321              29
   Avis Budget Group*                                                                      846               1
   Barnes Group                                                                          6,800              73
   BE Aerospace*                                                                         7,503              65
   Belden                                                                                3,889              49
   Blount International*                                                                 1,370               6
   Brady, Cl A                                                                           2,631              46
   Briggs & Stratton                                                                     8,750             144
   C.H. Robinson Worldwide                                                               1,045              48
   Carlisle                                                                              5,500             108
   CBIZ*                                                                                 7,566              53
   Ceradyne*                                                                             6,330             115
   Chart Industries*                                                                     6,945              55
   CIRCOR International                                                                  5,000             113
   Columbus McKinnon*                                                                    1,690              15
   Comfort Systems USA                                                                   1,100              11
   Consolidated Graphics*                                                                4,693              60
   Continental Airlines, Cl B*                                                           8,323              73
   CRA International*                                                                    4,567              86
   Crane                                                                                10,398             176
   Cubic                                                                                 5,500             139
   Cummins                                                                                 968              25
   Delta Air Lines*                                                                     10,500              59
   Dover                                                                                 1,960              52
   Duff & Phelps*                                                                        6,800             107
   Dun & Bradstreet                                                                      3,405             262
   Dycom Industries*                                                                    23,693             137

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   DynCorp International, Cl A*                                                          8,456   $         113
   EMCOR Group*                                                                         19,093             328
   Ennis                                                                                 1,485              13
   EnPro Industries*                                                                     4,200              72
   Equifax                                                                               3,900              95
   ESCO Technologies*                                                                      920              36
   Fastenal                                                                              2,478              80
   Federal Signal                                                                        5,600              29
   Flowserve                                                                             1,178              66
   Fluor                                                                                 1,066              37
   Force Protection*                                                                    20,475              98
   G&K Services                                                                          2,330              44
   Gardner Denver*                                                                       4,263              93
   GATX                                                                                    840              17
   GenCorp*                                                                              4,175               9
   Genesee & Wyoming, Cl A*                                                              2,700              57
   Geo Group*                                                                            2,180              29
   GeoEye*                                                                               4,050              80
   Gibraltar Industries                                                                  4,567              22
   GrafTech International*                                                              16,867             104
   Granite Construction                                                                  1,471              55
   H&E Equipment Services*                                                              19,860             130
   Harsco                                                                                3,700              82
   Hawaiian Holdings*                                                                    6,817              25
   Hexcel*                                                                               8,298              55
   HNI                                                                                   1,747              18
   Hubbell, Cl B                                                                         1,914              52
   Jacobs Engineering Group*                                                             1,815              70
   JB Hunt Transport Services                                                            7,740             187
   Joy Global                                                                            2,505              53
   Kadant*                                                                                 700               8
   Kaman                                                                                 1,345              17
   Kansas City Southern*                                                                 5,460              69
   KBR                                                                                     900              12
   Kennametal                                                                            2,370              38
   Kirby*                                                                                6,800             181
   Knoll                                                                                 1,900              12
   Ladish*                                                                               1,310               9
   Lennox International                                                                  5,158             136
   Lincoln Electric Holdings                                                             2,610              83
   Lydall*                                                                               2,370               7
   M&F Worldwide*                                                                        4,711              55
   Manitowoc                                                                             9,851              32
   Manpower                                                                              2,356              74
   Masco                                                                                 3,445              24
   MasTec*                                                                               9,500             115
   Michael Baker*                                                                        2,100              55
   Mine Safety Appliances                                                                2,180              44
   Mueller Industries                                                                    5,482             119
   Mueller Water Products, Cl A                                                         25,800              85
   NACCO Industries, Cl A                                                                1,000              27
   Old Dominion Freight Line*                                                            2,401              56
   Orion Marine Group*                                                                   6,000              79
   Pall                                                                                  8,521             174


    78 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Pike Electric*                                                                        1,600   $          15
   Pitney Bowes                                                                          2,422              57
   Polypore International*                                                               6,100              25
   PowerSecure International*                                                              200               1
   PRG-Schultz International*                                                           17,971              51
   Regal-Beloit                                                                          1,240              38
   Republic Airways Holdings*                                                           12,065              78
   Robbins & Myers                                                                       5,735              87
   RR Donnelley & Sons                                                                   4,306              32
   RSC Holdings*                                                                        25,700             135
   Ryder System                                                                          4,671             132
   Saia*                                                                                 1,500              18
   Shaw Group*                                                                           4,062             111
   Skywest                                                                               5,899              73
   Standard Register                                                                     5,700              26
   Sterling Construction*                                                                1,300              23
   TAL International Group                                                              12,200              89
   Teleflex                                                                                282              11
   Terex*                                                                                5,940              55
   Textainer Group Holdings                                                             16,500             111
   Thomas & Betts*                                                                       2,600              65
   Timken                                                                                3,052              43
   Titan Machinery*                                                                      1,300              12
   Toro                                                                                    635              15
   Trex *                                                                                5,200              40
   Ultralife*                                                                            2,700              21
   United Rentals*                                                                       8,536              36
   United Stationers*                                                                      853              24
   URS*                                                                                  1,100              44
   Wabtec                                                                                5,750             152
   Walter Industries                                                                       800              18
   Waste Connections*                                                                    2,165              56
   Waste Services*                                                                       3,000              13
   Werner Enterprises                                                                    4,995              76
   WESCO International*                                                                  3,523              64
                                                                                                 -------------
                                                                                                         8,425
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 14.7%
   3Com*                                                                                32,165              99
   Acxiom                                                                               15,015             111
   ADC Telecommunications*                                                              23,463             103
   Advanced Analogic Technologies*                                                       4,755              17
   Advanced Energy Industries*                                                           8,330              63
   Akamai Technologies*                                                                  8,345             162
   Alliance Data Systems*                                                                4,209             156
   Ansys*                                                                                3,200              80
   Applied Micro Circuits*                                                              13,800              67
   Ariba*                                                                               17,300             151
   Arris Group*                                                                         30,916             228
   Arrow Electronics*                                                                   10,966             209
   Asyst Technologies*                                                                  44,337              12
   Atmel*                                                                               14,934              54
   Avnet*                                                                                6,987             122

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Avocent*                                                                              4,800   $          58
   Benchmark Electronics*                                                               13,027             146
   BigBand Networks*                                                                     3,300              22
   Blackboard*                                                                             300              10
   BMC Software*                                                                         2,177              72
   Brightpoint*                                                                         14,493              62
   Broadridge Financial Solutions                                                        9,918             185
   Brocade Communications Systems*                                                      23,500              81
   Brooks Automation*                                                                    4,044              19
   Checkpoint Systems*                                                                   2,275              20
   Ciber*                                                                                1,908               5
   Cirrus Logic*                                                                         4,095              15
   Citrix Systems*                                                                       1,780              40
   Cognex                                                                                1,675              22
   Cogo Group*                                                                           2,200              15
   CommScope*                                                                            7,208              82
   Computer Sciences*                                                                    1,800              66
   Compuware*                                                                            8,567              57
   Cree*                                                                                 3,580              84
   CSG Systems International*                                                           12,911             184
   CTS                                                                                   4,675              17
   Cymer*                                                                                  535              12
   Cypress Semiconductor*                                                                6,677              45
   Daktronics                                                                            1,750              12
   Diebold                                                                               5,067             108
   Diodes*                                                                              10,392             110
   Dolby Laboratories, Cl A*                                                             1,435              49
   DSP Group*                                                                           25,761             111
   DST Systems*                                                                          1,135              39
   Earthlink*                                                                            5,500              36
   EFJ*                                                                                 36,500              27
   Electronics for Imaging*                                                              5,031              49
   Emulex*                                                                              13,700              69
   Entegris*                                                                            23,126              20
   Fair Isaac                                                                            2,809              40
   Fidelity National Information Services                                                1,824              33
   Flir Systems*                                                                         2,940              60
   Harris                                                                                1,000              29
   Harris Stratex Networks, Cl A*                                                       15,000              58
   Heartland Payment Systems                                                             5,505              36
   Hewitt Associates, Cl A*                                                              4,775             142
   I2 Technologies*                                                                      3,400              27
   IAC*                                                                                  6,648             101
   Imation                                                                              14,300             109
   Ingram Micro, Cl A*                                                                  16,258             206
   Integral Systems*                                                                     2,635              23
   Integrated Device Technology*                                                        45,650             208
   InterDigital*                                                                         1,600              41
   Intermec*                                                                             1,160              12
   Intuit*                                                                               1,790              48
   IXYS                                                                                  6,022              49
   j2 Global Communications*                                                             2,100              46
   Jabil Circuit                                                                        16,769              93
   JDA Software Group*                                                                  15,200             176


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   JDS Uniphase*                                                                        12,322   $          40
   Juniper Networks*                                                                     1,420              21
   Kenexa*                                                                               4,000              22
   Knot*                                                                                15,600             128
   Lam Research*                                                                         3,100              71
   Lexmark International, Cl A*                                                          2,990              51
   Linear Technology                                                                     2,445              56
   Lionbridge Technologies*                                                              1,173               1
   Liquidity Services*                                                                   1,900              13
   LSI Logic*                                                                            8,004              24
   MAXIMUS                                                                               3,718             148
   MEMC Electronic Materials*                                                              675              11
   Metavante Technologies*                                                               5,500             110
   Methode Electronics                                                                   6,250              22
   Mettler Toledo International*                                                         1,793              92
   Micrel                                                                                1,675              12
   Microsemi*                                                                            3,435              40
   MicroStrategy, Cl A*                                                                  1,458              50
   Microtune*                                                                            3,285               6
   MIPS Technologies*                                                                   17,169              50
   MKS Instruments*                                                                      2,689              40
   Monolithic Power Systems*                                                             1,950              30
   Move*                                                                                17,260              25
   MTS Systems                                                                             875              20
   Multi-Fineline Electronix*                                                            4,700              79
   National Semiconductor                                                                1,225              13
   NCR*                                                                                  6,257              50
   Net 1 UEPS Technologies*                                                              2,600              40
   NetApp*                                                                               4,704              70
   Netgear*                                                                              8,675             105
   Netscout Systems*                                                                     4,800              34
   Neutral Tandem*                                                                       1,189              29
   Novatel Wireless*                                                                    20,500             115
   Novell*                                                                               7,328              31
   OSI Systems*                                                                          6,250              95
   Parametric Technology*                                                                7,322              73
   Park Electrochemical                                                                  6,000             104
   Parkervision*                                                                        20,300              34
   PC Connection*                                                                        4,817              18
   Pegasystems                                                                           3,498              65
   Plexus*                                                                               7,301             101
   Polycom*                                                                              3,280              51
   QLogic*                                                                              13,106             146
   RealNetworks*                                                                         2,700               6
   Rogers*                                                                               2,400              45
   S1*                                                                                   6,800              35
   SAIC*                                                                                 8,907             166
   Scansource*                                                                           1,400              26
   Seachange International*                                                             12,500              72
   Semtech*                                                                              6,693              89
   Silicon Laboratories*                                                                 1,320              35
   Skyworks Solutions*                                                                   8,900              72
   Sohu.com*                                                                             3,325             137
   SRA International, Cl A*                                                              7,500             110

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Sybase*                                                                               8,506   $         258
   Symyx Technologies*                                                                   1,895               8
   Synaptics*                                                                            1,684              45
   SYNNEX*                                                                               3,959              78
   Synopsys*                                                                             6,572             136
   Take-Two Interactive Software                                                         5,625              47
   Taleo, Cl A*                                                                          1,638              19
   Tech Data*                                                                            1,150              25
   TeleCommunication Systems, Cl A*                                                      5,100              47
   Tellabs*                                                                             34,231             157
   Teradata*                                                                             5,600              91
   TIBCO Software*                                                                      14,182              83
   Trimble Navigation*                                                                   1,700              26
   TTM Technologies*                                                                    12,000              70
   United Online                                                                        12,100              54
   Valueclick*                                                                           4,800              41
   Varian Semiconductor Equipment
      Associates*                                                                        1,810              39
   Veeco Instruments*                                                                    1,435              10
   Vishay Intertechnology*                                                              13,450              47
   Western Digital*                                                                      4,244              82
   Wind River Systems*                                                                  10,292              66
   Zebra Technologies, Cl A*                                                             5,500             105
                                                                                                 -------------
                                                                                                         9,783
                                                                                                 -------------
MATERIALS -- 5.4%
   Airgas                                                                                3,637             123
   AK Steel Holding                                                                      3,000              21
   Albemarle                                                                             4,087              89
   Alpha Natural Resources*                                                              3,799              67
   AM Castle                                                                             1,575              14
   AMCOL International                                                                   5,650              84
   Aptargroup                                                                            3,700             115
   Bemis                                                                                 1,881              39
   Bway Holding*                                                                         2,400              19
   Cabot                                                                                 1,840              19
   Carpenter Technology                                                                  6,850              97
   Celanese, Ser A                                                                       9,075             121
   CF Industries Holdings                                                                2,140             152
   Cliffs Natural Resources                                                              1,675              30
   Commercial Metals                                                                     1,700              20
   Crown Holdings*                                                                       5,500             125
   FMC                                                                                   3,700             160
   Glatfelter                                                                            5,400              34
   Greif, Cl A                                                                           3,030             101
   H.B. Fuller                                                                           3,925              51
   Huntsman                                                                             21,506              67
   Innophos Holdings                                                                    11,782             133
   Innospec                                                                              1,870               7
   Intrepid Potash*                                                                      2,441              45
   Myers Industries                                                                      7,140              44
   Nalco Holding                                                                        10,150             133
   Neenah Paper                                                                          1,065               4


    80 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   NewMarket                                                                               450   $          20
   Owens-Illinois*                                                                       2,255              33
   Pactiv*                                                                               5,200              76
   Reliance Steel & Aluminum                                                             2,813              74
   Rock-Tenn, Cl A                                                                       4,000             108
   Rockwood Holdings*                                                                    8,520              68
   Schnitzer Steel Industries, Cl A                                                      2,379              75
   Schulman A                                                                            7,612             103
   Scotts Miracle-Gro, Cl A                                                              2,800              97
   Sensient Technologies                                                                 1,950              46
   ShengdaTech*                                                                          3,900              12
   Silgan Holdings                                                                       3,201             168
   Silvercorp Metals*                                                                   33,500              76
   Solutia*                                                                             25,060              47
   Sonoco Products                                                                       7,482             157
   Steel Dynamics                                                                       12,533             110
   Stillwater Mining*                                                                    2,900              11
   Terra Industries                                                                      3,393              95
   Titanium Metals                                                                       2,535              14
   United States Steel                                                                   2,492              53
   Universal Stainless & Alloy*                                                          8,000              77
   Valspar                                                                               2,652              53
   Western Goldfields*                                                                  56,000             105
   Worthington Industries                                                                3,400              30
                                                                                                 -------------
                                                                                                         3,622
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 1.6%
   Alaska Communications Systems Group                                                   8,135              55
   Atlantic Telegraph-Network                                                            1,968              38
   CenturyTel                                                                            7,810             220
   Cincinnati Bell*                                                                     26,674              61
   Embarq                                                                                1,832              69
   Global Crossing*                                                                      3,200              22
   Iowa Telecommunications Services                                                      1,825              21
   NTELOS Holdings                                                                       4,985              90
   Qwest Communications International                                                   16,800              58
   Sierra Wireless*                                                                     17,500              64
   Syniverse Holdings*                                                                   9,846             155
   tw telecom, Cl A*                                                                     4,605              40
   US Cellular*                                                                          1,447              48
   USA Mobility                                                                          5,700              53
   Windstream                                                                            7,553              61
                                                                                                 -------------
                                                                                                         1,055
                                                                                                 -------------
UTILITIES -- 6.8%
   AES*                                                                                  9,300              54
   AGL Resources                                                                         5,944             158
   Alliant Energy                                                                        3,188              79
   Atmos Energy                                                                          3,831              89
   Black Hills                                                                           1,015              18
   Centerpoint Energy                                                                    9,600             100
   Central Vermont Public Service                                                        2,800              48

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)                                                            10,800   $          93
   Cleco                                                                                 6,294             137
   DPL                                                                                   4,635             105
   DTE Energy                                                                            1,608              45
   El Paso Electric*                                                                     3,767              53
   Empire District Electric                                                              3,100              45
   Energen                                                                               8,873             259
   Energy                                                                                9,179              86
   Equities CORP                                                                         3,355             105
   Hawaiian Electric Industries                                                          5,475              75
   Idacorp                                                                               5,136             120
   Laclede Group                                                                           815              32
   MDU Resources Group                                                                   4,796              77
   New Jersey Resources                                                                  3,181             108
   Northeast Utilities                                                                   8,486             183
   Northwest Natural Gas                                                                 4,117             179
   NorthWestern                                                                          6,700             144
   NRG Energy*                                                                             500               9
   OGE Energy                                                                            2,660              63
   Piedmont Natural Gas                                                                  1,850              48
   Pinnacle West Capital                                                                 2,397              64
   PNM Resources                                                                         8,400              69
   PNOC Energy Development
      (Phillippines)                                                                 1,275,000             103
   Portland General Electric                                                            14,776             260
   Reliant Energy*                                                                       4,700              15
   SCANA                                                                                 8,619             266
   Southern Union                                                                        2,375              36
   Southwest Gas                                                                         1,663              35
   TECO Energy                                                                           2,278              25
   UGI                                                                                  14,716             347
   UIL Holdings                                                                          2,300              51
   Unisource Energy                                                                      4,200             118
   Vectren                                                                               9,635             203
   Westar Energy                                                                         8,231             144
   Wisconsin Energy                                                                      6,581             271
                                                                                                 -------------
                                                                                                         4,519
                                                                                                 -------------
Total Common Stock
   (Cost $75,303) ($ Thousands)                                                                         58,101
                                                                                                 -------------


                                                                                   Number of
                                                                                    Warrants
                                                                                 -------------
WARRANTS -- 0.0%
   Oilsands Quest
      Expires 12/08/09*                                                                  2,250              --
   Rentech
      Expires 04/25/12* (A) (B)                                                          1,000              --
   Titanium Asset Management
      Expires 06/21/11* (B)                                                              8,400              10
                                                                                                 -------------
Total Warrants
   (Cost $--) ($ Thousands)                                                                                 10
                                                                                                 -------------


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 81

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund (Concluded)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
MORTGAGE-BACKED SECURITIES -- 4.3%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.4%
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         5.000%, 08/01/35                                                        $         715   $          81
   FNMA TBA
         6.500%, 04/30/37                                                                  850             895
         6.000%, 04/30/20 to 04/01/32                                                    1,050           1,097
         4.500%, 04/14/33                                                                  200             204
                                                                                                 -------------
                                                                                                         2,277
                                                                                                 -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.9%
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 4A1
         3.756%, 06/25/45 (D)                                                               62              28
   Bear Stearns Alternative Loan Trust,
      Ser 2004-12, Cl 2A2
         5.220%, 01/25/35 (D)                                                              125              66
   Countrywide Home Loans,
      Ser 2007-HYB2, Cl 3A1
         5.390%, 02/25/47 (D)                                                               82              35
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-3, Cl A1A
         0.632%, 09/25/37 (D)                                                              319             177
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         4.770%, 07/25/35 (D)                                                              132              64
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-11AR, Cl 2A5
         5.949%, 06/25/37 (D)                                                               84              39
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2006-3, Cl 2A1
         5.936%, 04/25/36 (D)                                                              371             187
                                                                                                 -------------
                                                                                                           596
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $3,496) ($ Thousands)                                                                           2,873
                                                                                                 -------------
ASSET-BACKED SECURITIES -- 1.1%
MORTGAGE RELATED SECURITIES -- 1.1%
   GMAC Mortgage Loan Trust,
      Ser 2007-HE1, Cl A2
         5.621%, 08/25/37 (D)                                                              216              94
   Home Equity Mortgage Trust,
      Ser 2007-2, Cl 2A1A
         0.672%, 06/25/37 (D)                                                              258             115
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         0.642%, 02/25/38 (D)                                                              215             184
   Renaissance Home Equity Loan Trust,
      Ser 2007-1, Cl AV1
         0.652%, 04/25/37 (D)                                                              202             160

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Residential Funding Mortgage Securities,
      Ser 2007-HI1, Cl A1
         0.652%, 03/25/37 (D)                                                    $         159   $         143
                                                                                                 -------------
                                                                                                           696
                                                                                                 -------------
OTHER ASSET-BACKED SECURITIES -- 0.0%
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         3.522%, 06/25/33 (D)                                                               43              22
                                                                                                 -------------
                                                                                                            22
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $1,092) ($ Thousands)                                                                             718
                                                                                                 -------------
CONVERTIBLE BONDS -- 0.8%
   Charming Shoppes CV to 65.0233
         1.125%, 05/01/14                                                                  460             133
   Human Genome Sciences CV to 64.3211
         2.250%, 10/15/11                                                                  330             121
   Hutchinson Technology CV to 33.5121
         2.250%, 03/15/10                                                                   95              82
   Incyte CV to 89.1385
         3.500%, 02/15/11                                                                   47              25
   NCI Building Systems CV to 24.9121
         2.125%, 11/15/24                                                                  199             115
   Nova BioSource CV to 273.2240
         10.000%, 09/30/12 (E) (F) (G)                                                     223              22
   Rentech CV to 249.2522
         4.000%, 04/15/13                                                                  119              23
   Scorpio Mining PIPE
         7.000%, 05/05/11 (A) (B)                                                           52              29
                                                                                                 -------------
                                                                                                           550
                                                                                                 -------------
Total Convertible Bonds
   (Cost $854) ($ Thousands)                                                                               550
                                                                                                 -------------
CORPORATE OBLIGATION -- 0.0%
FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17                                                                   10               7
                                                                                                 -------------
Total Corporate Obligation
   (Cost $10) ($ Thousands)                                                                                  7
                                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.4%
   FNMA
         1.359%, 05/06/09 (H)                                                              950             950
                                                                                                 -------------
Total U.S. Government Agency Obligation
   (Cost $949) ($ Thousands)                                                                               950
                                                                                                 -------------


    82 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                    Shares/
                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CASH EQUIVALENT -- 4.6%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                               3,053,745   $       3,054
                                                                                                 -------------
Total Cash Equivalent
   (Cost $3,054) ($ Thousands)                                                                           3,054
                                                                                                 -------------
U.S. TREASURY OBLIGATIONS -- 1.5%
   U.S. Treasury Bills
         0.271%, 05/28/09 (I)                                                    $         250             250
         0.180%, 06/25/09 (I)                                                              400             399
         0.285%, 06/11/09 (C) (I)                                                          350             350
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $999) ($ Thousands)                                                                               999
                                                                                                 -------------
Total Investments -- 100.7%
   (Cost $85,757) ($ Thousands)                                                                  $      67,262
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                               NUMBER                     UNREALIZED
TYPE OF                     OF CONTRACTS   EXPIRATION    APPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI         61        Jun-2009          $323
S&P Mid 400 Index E-MINI          56        Jun-2009           299
U.S. 10-Year Note                  2        Jun-2009             5
U.S. 5-YearNote                    2        Jun-2009             3
                                                              ----
                                                              $630
                                                              ====

Description

Percentages are based on Net Assets of $66,803 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2009 was $162 ($ Thousands) and represented 0.24% of Net Assets.

(B) Securities considered illiquid and restricted. The total market value of such securities as of March 31, 2009 was $172 ($ Thousands) and represented 0.26% of Net Assets.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2009.

(E)  Security in default of interest payments.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bond -- The rate reflected on the Schedule of Investments is the effective yield as of March 31, 2009. The coupon on a step bond changes on a specified date.

(H) Zero Coupon Security. The rate reported is the rate in effect as of March 31, 2009.

(I)  The rate reported is the effective yield at the time of purchase.

Cl -- Class

CMO -- Collateralized Mortgage Obligation

CV -- Convertible Security

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

IO -- Interest Only -- face amount represents notional amount

PIPE -- Private Investment in Public Entity

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 83

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2009

SECTOR WEIGHTINGS#:

                                  (BAR CHART)

Information Technology       14.7%
Affiliated Partnership       13.3%
Consumer Discretionary       12.6%
Financials                   11.5%
Industrials                  11.0%
Health Care                   8.7%
Utilities                     8.0%
Consumer Staples              6.5%
Energy                        4.9%
Materials                     4.8%
Telecommunication Services    2.0%
Short Term Investment         1.6%
U.S. Treasury Obligations     0.4%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 97.9%
CONSUMER DISCRETIONARY -- 14.6%
   Advance Auto Parts                                                                    6,100   $         251
   Aeropostale*                                                                          2,700              72
   Apollo Group, Cl A*                                                                   4,800             376
   Autozone* (A)                                                                         2,100             342
   Big Lots* (A)                                                                        12,500             260
   Blyth                                                                                   300               8
   Boyd Gaming (A)                                                                         900               3
   Brinker International                                                                16,000             241
   Cablevision Systems, Cl A                                                             8,300             107
   Career Education*                                                                       800              19
   CBS, Cl B                                                                            30,700             118
   Centex (A)                                                                           39,000             293
   Coach*                                                                               11,500             192
   Darden Restaurants                                                                   18,600             637
   DIRECTV Group*                                                                          800              18
   DISH Network, Cl A*                                                                  60,500             672
   Dollar Tree*                                                                          8,000             357
   DR Horton                                                                            14,500             141
   Expedia*                                                                             25,100             228
   Family Dollar Stores (A)                                                             29,300             978
   Foot Locker                                                                           4,300              45
   Fortune Brands                                                                        9,700             238
   GameStop, Cl A*                                                                      10,500             294
   Gannett (A)                                                                           4,800              11
   Gap                                                                                  31,100             404
   Garmin (A)                                                                            5,000             106
   Genuine Parts                                                                         6,400             191
   H&R Block                                                                            36,800             670
   Harley-Davidson (A)                                                                   5,600              75
   Hasbro                                                                               10,100             253
   Hillenbrand                                                                           4,200              67
   International Speedway, Cl A                                                          3,700              82
   Interval Leisure Group*                                                              11,900              63
   ITT Educational Services*                                                             2,100             255
   Jarden* (A)                                                                          15,100             191

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Kohl's*                                                                               1,000   $          42
   Leggett & Platt (A)                                                                  17,300             225
   Lennar, Cl A (A)                                                                      7,500              56
   Liberty Media - Entertainment, Cl A*                                                 10,900             217
   Limited Brands (A)                                                                    8,200              71
   Liz Claiborne                                                                         1,800               4
   Macy's                                                                                5,100              45
   Mattel                                                                                2,000              23
   MDC Holdings                                                                          2,100              65
   Meredith (A)                                                                          3,900              65
   Newell Rubbermaid                                                                     5,400              35
   Panera Bread, Cl A* (A)                                                               3,900             218
   PetMed Express*                                                                       3,100              51
   Polo Ralph Lauren                                                                     2,500             106
   priceline.com* (A)                                                                    1,300             102
   Pulte Homes (A)                                                                      35,200             385
   RadioShack (A)                                                                        1,300              11
   Ross Stores                                                                          14,800             531
   Royal Caribbean Cruises                                                              17,400             139
   Signet Jewelers                                                                      27,200             311
   Smith & Wesson Holding*                                                               2,500              15
   Stanley Works                                                                         2,900              84
   Starbucks*                                                                           14,100             157
   Titan International                                                                     400               2
   TJX (A)                                                                              15,600             400
   Tractor Supply*                                                                       3,500             126
   TRW Automotive Holdings*                                                                900               3
   VF                                                                                      300              17
   WABCO Holdings                                                                       24,600             303
   Washington Post, Cl B                                                                   100              36
   Weight Watchers International                                                         2,000              37
   Wendy's, Cl A                                                                         4,900              25
   Whirlpool (A)                                                                         2,700              80
   Wyndham Worldwide                                                                     3,000              13
   Yum! Brands                                                                          10,400             286
                                                                                                 -------------
                                                                                                        12,544
                                                                                                 -------------
CONSUMER STAPLES -- 7.5%
   Bunge (A)                                                                            13,900             787
   Campbell Soup                                                                         4,000             109
   Chiquita Brands International* (A)                                                    5,200              34
   Church & Dwight                                                                         600              32
   Clorox (A)                                                                            5,500             283
   Coca-Cola Enterprises                                                                60,400             797
   ConAgra Foods                                                                        19,900             336
   Constellation Brands, Cl A*                                                          26,200             312
   Del Monte Foods                                                                      80,500             587
   Dr Pepper Snapple Group*                                                             12,000             203
   Herbalife                                                                             8,700             130
   HJ Heinz (A)                                                                          3,100             103
   Hormel Foods                                                                            500              16
   Lorillard                                                                               300              19
   Molson Coors Brewing, Cl B                                                            1,300              44


    84 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Pantry*                                                                               2,900   $          51
   Pepsi Bottling Group                                                                 20,300             449
   PepsiAmericas                                                                        24,000             414
   Reynolds American                                                                     5,000             179
   Safeway (A)                                                                          35,300             713
   Sara Lee                                                                             33,300             269
   SUPERVALU                                                                            41,100             587
   Tyson Foods, Cl A                                                                     2,000              19
                                                                                                 -------------
                                                                                                         6,473
                                                                                                 -------------
ENERGY -- 5.7%
   Consol Energy                                                                        11,800             298
   Diamond Offshore Drilling                                                             6,700             421
   Dresser-Rand Group*                                                                  14,500             321
   El Paso                                                                              89,900             562
   Encore Acquisition*                                                                  10,600             247
   ENSCO International                                                                  20,000             528
   Forest Oil*                                                                             700               9
   Helmerich & Payne (A)                                                                 2,100              48
   Murphy Oil                                                                           12,200             546
   Newfield Exploration*                                                                 2,300              52
   Noble                                                                                22,100             532
   Overseas Shipholding Group (A)                                                        2,000              46
   Peabody Energy                                                                        7,000             175
   Plains Exploration & Production* (A)                                                 19,900             343
   SEACOR Holdings* (A)                                                                  1,300              76
   Southwestern Energy*                                                                 12,300             365
   Sunoco (A)                                                                            3,900             103
   Swift Energy* (A)                                                                       900               7
   Tidewater                                                                             3,400             126
   Valero Energy                                                                         4,200              75
                                                                                                 -------------
                                                                                                         4,880
                                                                                                 -------------
FINANCIALS -- 13.3%
   Aflac                                                                                 3,700              72
   Allied World Assurance Holdings                                                       3,400             129
   Allstate                                                                              4,900              94
   American Equity Investment Life
      Holding                                                                            4,900              20
   American Financial Group                                                              7,400             119
   Ameriprise Financial                                                                  8,800             180
   Annaly Capital Management+                                                           54,700             759
   AON                                                                                   2,800             114
   Apartment Investment & Management,
      Cl A+ (A)                                                                         16,800              92
   Apollo Investment* (B)                                                               11,300              39
   Arch Capital Group*                                                                  11,000             592
   Associated Banc-Corp (A)                                                              3,100              48
   Assurant                                                                              6,500             141
   Astoria Financial (A)                                                                43,200             397
   Axis Capital Holdings                                                                15,300             345
   Bank of Hawaii                                                                        3,400             112
   BB&T (A)                                                                              3,800              64

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   BOK Financial (A)                                                                     1,800   $          62
   Brandywine Realty Trust+                                                             67,400             192
   CB Richard Ellis Group, Cl A*                                                         4,500              18
   Cincinnati Financial                                                                  4,600             105
   CNA Financial (A)                                                                    11,100             102
   Colonial Properties Trust+                                                            6,800              26
   Comerica                                                                              3,700              68
   Delphi Financial Group, Cl A                                                          1,700              23
   Developers Diversified Realty+                                                        2,800               6
   Discover Financial Services                                                          23,100             146
   Duke Realty+ (A)                                                                     19,700             108
   Endurance Specialty Holdings                                                          2,400              60
   Equity Residential+                                                                     600              11
   Everest Re Group                                                                      2,100             149
   Federated Investors, Cl B (A)                                                        13,000             289
   First Horizon National                                                               27,310             293
   Forest City Enterprises, Cl A                                                         2,600              10
   Hercules Technology Growth Capital                                                      678               4
   Hospitality Properties Trust+                                                        24,400             293
   Host Hotels & Resorts+                                                               28,800             113
   Hudson City Bancorp                                                                   2,900              34
   Invesco                                                                                 300               4
   Investment Technology Group*                                                         17,700             452
   Kimco Realty+ (A)                                                                     5,000              38
   Lazard, Cl A                                                                          4,500             132
   Liberty Property Trust+ (A)                                                          15,100             286
   Lincoln National (A)                                                                  9,900              66
   Macerich+ (A)                                                                         1,500               9
   Mack-Cali Realty+ (A)                                                                27,100             537
   MainSource Financial Group (A)                                                        1,000               8
   Marsh & McLennan                                                                      4,500              91
   Marshall & Ilsley (A)                                                                 8,400              47
   MBIA* (A)                                                                             4,400              20
   New York Community Bancorp (A)                                                       14,800             165
   Northern Trust                                                                       11,400             682
   Oriental Financial Group                                                              2,700              13
   Parkway Properties+                                                                   1,200              12
   PartnerRe                                                                               800              50
   Pennsylvania Real Estate Investment
      Trust+ (A)                                                                         2,500               9
   People's United Financial                                                             1,400              25
   PNC Financial Services Group                                                          3,100              91
   Principal Financial Group                                                            14,500             119
   Progressive                                                                           5,000              67
   Prologis+ (A)                                                                        20,600             134
   Prospect Capital (A)                                                                  3,200              27
   Protective Life                                                                       7,200              38
   Public Storage+                                                                         800              44
   Ramco-Gershenson Properties+                                                          3,000              19
   Regions Financial                                                                    13,600              58
   RenaissanceRe Holdings                                                               12,600             623
   SL Green Realty+ (A)                                                                  8,200              89
   SLM* (A)                                                                              8,500              42
   StanCorp Financial Group                                                              5,200             118


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Sunstone Hotel Investors+                                                             3,400   $           9
   Susquehanna Bancshares                                                                5,300              50
   T. Rowe Price Group                                                                   1,400              41
   TD Ameritrade Holding* (A)                                                           14,100             195
   Torchmark                                                                             3,800             100
   Transatlantic Holdings                                                               13,700             489
   UDR+                                                                                  6,400              55
   Unum Group                                                                           14,000             175
   Valley National Bancorp (A)                                                          39,395             488
   Vornado Realty Trust+                                                                   600              20
   Webster Financial                                                                     1,900               8
   Weingarten Realty Investors+ (A)                                                     10,200              97
   White Mountains Insurance Group                                                         600             103
   WR Berkley                                                                            3,100              70
   XL Capital, Cl A                                                                      6,100              33
                                                                                                 -------------
                                                                                                        11,477
                                                                                                 -------------
HEALTH CARE -- 10.1%
   Allergan                                                                              7,100             339
   American Medical Systems Holdings*                                                    5,800              65
   AmerisourceBergen                                                                       400              13
   Beckman Coulter                                                                       3,900             199
   Biogen Idec*                                                                          2,600             136
   C.R. Bard                                                                             3,800             303
   Cephalon* (A)                                                                         6,100             415
   Cigna                                                                                17,200             302
   Community Health Systems*                                                            21,100             324
   Coventry Health Care*                                                                11,900             154
   Endo Pharmaceuticals Holdings*                                                       24,000             424
   Express Scripts*                                                                      8,200             379
   Forest Laboratories*                                                                 19,700             433
   Gen-Probe*                                                                            5,100             232
   Hill-Rom Holdings (A)                                                                 3,800              38
   Hospira* (A)                                                                          9,400             290
   Humana*                                                                              17,200             448
   Idexx Laboratories* (A)                                                               1,600              55
   Illumina*                                                                               300              11
   IMS Health (A)                                                                       12,400             155
   Invacare                                                                              1,600              26
   Kinetic Concepts*                                                                    21,800             460
   King Pharmaceuticals*                                                                 6,300              45
   Life Technologies*                                                                      200               7
   Millipore*                                                                              300              17
   Noven Pharmaceuticals*                                                                2,100              20
   Quest Diagnostics                                                                     5,500             261
   Resmed*                                                                               9,200             325
   Sepracor*                                                                             7,300             107
   St. Jude Medical*                                                                    27,400             995
   Synovis Life Technologies*                                                            1,000              14
   Techne                                                                                4,200             230
   Universal Health Services, Cl B                                                       3,800             146
   Varian Medical Systems*                                                              18,000             548
   Vertex Pharmaceuticals* (A)                                                           7,300             210

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Warner Chilcott, Cl A* (A)                                                           47,100   $         495
   Watson Pharmaceuticals*                                                               2,500              78
                                                                                                 -------------
                                                                                                         8,699
                                                                                                 -------------
INDUSTRIALS -- 12.7%
   AGCO*                                                                                 7,400             145
   Alexander & Baldwin (A)                                                               9,700             185
   Allegiant Travel* (A)                                                                 4,300             196
   Alliant Techsystems* (A)                                                              1,500             100
   American Science & Engineering                                                          900              50
   Armstrong World Industries* (A)                                                       5,900              65
   Brink's                                                                              14,100             373
   Colfax*                                                                               1,700              12
   Columbus McKinnon*                                                                      800               7
   Continental Airlines, Cl B*                                                           4,800              42
   Cooper Industries, Cl A                                                               4,100             106
   Cummins                                                                               7,500             191
   Delta Air Lines* (A)                                                                 33,100             186
   Deluxe                                                                                1,500              14
   Dover                                                                                25,200             665
   Eaton                                                                                   800              29
   EnPro Industries*                                                                     1,500              26
   Equifax                                                                              14,400             352
   Expeditors International of Washington                                                2,500              71
   Flowserve                                                                             5,800             325
   Fluor (A)                                                                            19,200             664
   Gardner Denver*                                                                      18,200             396
   Harsco                                                                               17,300             384
   IHS, Cl A*                                                                            2,200              91
   ITT                                                                                   5,300             204
   Jacobs Engineering Group*                                                             6,600             255
   John Bean Technologies                                                               23,000             241
   Joy Global                                                                            1,300              28
   KBR                                                                                   7,900             109
   L-3 Communications Holdings                                                          11,800             800
   Manpower                                                                              2,100              66
   Masco                                                                                 5,100              36
   McDermott International*                                                              2,400              32
   Norfolk Southern                                                                      1,200              41
   Oshkosh Truck (A)                                                                     9,100              61
   Pall                                                                                 17,200             351
   Parker Hannifin                                                                       5,750             195
   Pitney Bowes                                                                         37,500             876
   Precision Castparts                                                                   2,200             132
   Raytheon                                                                              4,100             160
   Republic Services                                                                     3,100              53
   Robert Half International                                                               600              11
   Rockwell Automation                                                                   4,600             100
   RR Donnelley & Sons                                                                  16,200             119
   Ryder System                                                                         16,300             461
   Shaw Group*                                                                          13,500             370
   SPX                                                                                   1,900              89
   Stericycle*                                                                           5,700             272


    86 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Thomas & Betts*                                                                      22,300   $         558
   Trinity Industries (A)                                                                4,100              37
   United Rentals* (A)                                                                  57,700             243
   URS*                                                                                  2,800             113
   Watson Wyatt Worldwide, Cl A                                                          1,000              49
   WESCO International* (A)                                                             10,400             188
                                                                                                 -------------
                                                                                                        10,925
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 17.0%
   Accenture, Cl A                                                                       1,100              30
   Affiliated Computer Services, Cl A*                                                  12,600             603
   Agilent Technologies*                                                                 6,700             103
   Altera                                                                                9,000             158
   Amdocs*                                                                                 200               4
   Analog Devices                                                                       14,200             274
   Arrow Electronics*                                                                   24,900             475
   Avnet*                                                                               30,200             529
   BMC Software*                                                                         5,400             178
   Broadcom, Cl A*                                                                       9,100             182
   Broadridge Financial Solutions                                                       34,400             640
   CA (A)                                                                               38,400             676
   CommScope*                                                                            8,000              91
   Computer Sciences*                                                                    5,300             195
   Compuware*                                                                           12,800              84
   Convergys*                                                                            2,300              19
   Dolby Laboratories, Cl A*                                                             3,400             116
   DST Systems*                                                                          1,000              35
   F5 Networks*                                                                          4,000              84
   Fidelity National Information Services                                               11,700             213
   Fiserv*                                                                              15,500             565
   Harris                                                                               23,900             691
   Hewitt Associates, Cl A*                                                             25,400             756
   Ingram Micro, Cl A*                                                                  41,300             522
   Integrated Device Technology*                                                        95,500             435
   Interactive Intelligence*                                                             2,200              20
   Intuit* (A)                                                                          28,500             769
   Jabil Circuit                                                                        29,600             164
   Juniper Networks*                                                                    11,400             172
   Keynote Systems*                                                                        900               7
   Lender Processing Services                                                            9,200             282
   Lexmark International, Cl A*                                                          7,700             130
   Linear Technology                                                                     6,500             149
   LSI Logic*                                                                            9,700              30
   McAfee*                                                                               8,500             285
   MEMC Electronic Materials*                                                           28,800             475
   Metavante Technologies*                                                              36,900             736
   Mettler Toledo International*                                                           800              41
   Microchip Technology (A)                                                              3,400              72
   National Semiconductor (A)                                                            5,400              55
   NCR*                                                                                  5,900              47
   NetApp*                                                                               8,800             131
   QLogic* (A)                                                                          18,600             207
   Red Hat*                                                                             14,900             266
   S1*                                                                                   1,900              10

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   SAIC*                                                                                 9,700   $         181
   Silicon Laboratories* (A)                                                            12,200             322
   Sohu.com* (A)                                                                         4,400             182
   Symantec*                                                                            12,600             188
   Synaptics* (A)                                                                        6,000             160
   Synopsys*                                                                            31,100             645
   VeriSign*                                                                             4,300              81
   Western Digital*                                                                     36,100             698
   Xerox                                                                                33,300             152
   Xilinx (A)                                                                           15,000             287
                                                                                                 -------------
                                                                                                        14,602
                                                                                                 -------------
MATERIALS -- 5.5%
   Airgas                                                                                  200               7
   Allegheny Technologies                                                                  500              11
   Ashland                                                                              17,100             177
   CF Industries Holdings                                                                2,300             164
   Crown Holdings*                                                                      32,800             746
   Eastman Chemical                                                                      5,500             147
   FMC                                                                                   7,200             311
   MeadWestvaco                                                                         18,400             221
   Nalco Holding (A)                                                                    35,600             465
   Owens-Illinois*                                                                      32,400             468
   Pactiv*                                                                              32,900             480
   Rockwood Holdings* (A)                                                                2,800              22
   Scotts Miracle-Gro, Cl A                                                             10,500             364
   Sealed Air                                                                            6,700              92
   Sonoco Products                                                                      28,000             587
   Steel Dynamics                                                                        1,200              11
   Temple-Inland                                                                         2,000              11
   Terra Industries                                                                     17,600             494
                                                                                                 -------------
                                                                                                         4,778
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 2.3%
   American Tower, Cl A*                                                                 1,200              37
   CenturyTel (A)                                                                        8,600             242
   Embarq                                                                                2,800             106
   Frontier Communications                                                              26,400             189
   MetroPCS Communications* (A)                                                          6,200             106
   NII Holdings*                                                                        21,000             315
   Qwest Communications International (A)                                               21,700              74
   Telephone & Data Systems                                                             16,500             437
   US Cellular*                                                                          7,800             260
   Windstream                                                                           31,000             250
                                                                                                 -------------
                                                                                                         2,016
                                                                                                 -------------
UTILITIES -- 9.2%
   AES*                                                                                110,800             644
   Ameren                                                                                8,300             192
   American Electric Power                                                              19,500             493
   American Water Works                                                                 11,500             221
   Atmos Energy                                                                         26,600             615
   Calpine*                                                                              8,000              54
   Centerpoint Energy                                                                   41,600             434


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 87

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2009

                                                                                    Shares/
                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   CMS Energy (A)                                                                       14,400   $         171
   Consolidated Edison                                                                   1,800              71
   DTE Energy                                                                           25,000             693
   Edison International                                                                 10,900             314
   Energen                                                                               1,600              47
   Energy                                                                                2,800              26
   Hawaiian Electric Industries                                                          3,500              48
   Integrys Energy Group                                                                 5,200             135
   Mirant* (A)                                                                          17,700             202
   National Fuel Gas                                                                     2,000              61
   NiSource                                                                             20,600             202
   NRG Energy*                                                                          23,000             405
   NSTAR                                                                                13,300             424
   Oneok                                                                                 8,400             190
   Pepco Holdings                                                                       41,600             519
   PG&E                                                                                  7,000             268
   Pinnacle West Capital                                                                 5,200             138
   PPL                                                                                   5,800             166
   Reliant Energy*                                                                       7,800              25
   Sempra Energy                                                                         6,900             319
   Southern Union                                                                        2,400              37
   TECO Energy                                                                          10,500             117
   UGI                                                                                  25,000             590
   Vectren                                                                               3,800              80
                                                                                                 -------------
                                                                                                         7,901
                                                                                                 -------------
Total Common Stock
   (Cost $111,965) ($ Thousands)                                                                        84,295
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 15.3%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (B)                                                                13,597,109          13,213
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $13,597) ($ Thousands)                                                                         13,213
                                                                                                 -------------
CASH EQUIVALENT -- 1.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                               1,574,975           1,575
                                                                                                 -------------
Total Cash Equivalent
   (Cost $1,575) ($ Thousands)                                                                           1,575
                                                                                                 -------------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bills
         0.159%, 06/11/09 (C) (D)                                                $         425             425
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $425) ($ Thousands)                                                                               425
                                                                                                 -------------
Total Investments -- 115.5%
   (Cost $127,562) ($ Thousands)                                                                 $      99,508
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                              NUMBER                     UNREALIZED
TYPE OF                    OF CONTRACTS   EXPIRATION    APPRECIATION
CONTRACT                   LONG (SHORT)      DATE      ($ THOUSANDS)
--------                   ------------   ----------   -------------
S&P Mid 400 Index E-MINI         39        Jun-2009          $122
                                                             =====

     Percentages are based on Net Assets of $86,122 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) This security or a partial position of this security is on loan at March 31, 2009. The total market value of securities on loan at March 31, 2009 was $13,276 ($ Thousands).

(B) This security was purchased with cash collateral received from securities lending. The total value of such securities as of March 31, 2009 was $13,213 ($ Thousands).

(C)  The rate reported is the rate in effect as of March 31, 2009.

(D) Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl -- Class

L.P. -- Limited Partnership

The accompanying notes are an integral part of the financial statements.


    88 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

U.S. Managed Volatility Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Health Care                  21.6%
Utilities                    13.9%
Consumer Staples             13.8%
Financials                   12.4%
Consumer Discretionary        8.2%
Industrials                   8.0%
Information Technology        7.7%
Materials                     4.0%
Telecommunication Services    3.4%
Cash Equivalent               3.3%
Energy                        3.3%
U.S. Treasury Obligations     0.4%

#    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 94.9%
CONSUMER DISCRETIONARY -- 8.1%
   Aaron Rents                                                                          49,300   $       1,314
   Amazon.com*                                                                           5,002             367
   Autoliv                                                                              67,000           1,244
   Buckle                                                                               37,050           1,183
   Burger King Holdings                                                                 53,800           1,235
   Capella Education*                                                                   18,900           1,002
   Carter's*                                                                            63,400           1,192
   Choice Hotels International                                                          48,100           1,242
   DIRECTV Group*                                                                       75,400           1,719
   DreamWorks Animation SKG, Cl A*                                                      50,100           1,084
   Eastman Kodak                                                                       271,300           1,031
   Genuine Parts                                                                        37,800           1,129
   Gildan Activewear*                                                                  117,500             952
   H&R Block                                                                             6,048             110
   Hillenbrand                                                                          58,437             935
   International Speedway, Cl A                                                         52,900           1,167
   Matthews International, Cl A                                                         29,400             847
   Panera Bread, Cl A*                                                                  24,800           1,386
   Shaw Communications, Cl B                                                            96,300           1,459
   Starwood Hotels & Resorts Worldwide                                                  76,700             974
   Strayer Education                                                                     8,916           1,604
   Tupperware Brands                                                                    67,400           1,145
                                                                                                 -------------
                                                                                                        24,321
                                                                                                 -------------
CONSUMER STAPLES -- 13.5%
   Alberto-Culver                                                                       18,737             424
   Altria Group                                                                         23,380             374
   Brown-Forman, Cl B                                                                   72,135           2,801
   Campbell Soup                                                                       156,153           4,272
   Church & Dwight                                                                      27,100           1,415
   General Mills                                                                        49,889           2,488
   Green Mountain Coffee Roasters*                                                      14,300             686
   Hershey                                                                              40,100           1,394
   Hormel Foods                                                                        144,956           4,597
   Kellogg                                                                              46,802           1,714

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Kimberly-Clark                                                                       25,500   $       1,176
   Kroger                                                                               73,990           1,570
   Lorillard                                                                            55,828           3,447
   McCormick                                                                            83,219           2,461
   PepsiCo                                                                               5,434             280
   Philip Morris International                                                          94,207           3,352
   Reynolds American                                                                    95,500           3,423
   Ruddick                                                                              45,000           1,010
   SUPERVALU                                                                            26,600             380
   SYSCO                                                                               155,524           3,546
                                                                                                 -------------
                                                                                                        40,810
                                                                                                 -------------
ENERGY -- 3.3%
   Chevron                                                                               8,200             551
   CNX Gas*                                                                             54,334           1,288
   Enbridge                                                                             31,400             904
   Encore Acquisition*                                                                  43,300           1,008
   Exxon Mobil                                                                          22,900           1,560
   Imperial Oil                                                                         16,300             587
   SEACOR Holdings*                                                                     33,175           1,935
   Spectra Energy                                                                       68,900             974
   TransCanada                                                                          44,300           1,048
                                                                                                 -------------
                                                                                                         9,855
                                                                                                 -------------
FINANCIALS -- 12.3%
   Arthur J. Gallagher                                                                  49,813             847
   Associated Banc-Corp                                                                 87,700           1,354
   Bancorpsouth                                                                         59,100           1,232
   Bank of Hawaii                                                                       54,332           1,792
   BOK Financial                                                                        47,480           1,640
   Capitol Federal Financial                                                            33,414           1,263
   Cincinnati Financial                                                                 60,400           1,381
   Commerce Bancshares                                                                  85,881           3,118
   Cullen/Frost Bankers                                                                 60,000           2,816
   Endurance Specialty Holdings                                                         49,300           1,229
   Federated Investors, Cl B                                                            58,600           1,304
   First Citizens BancShares, Cl A                                                      10,692           1,409
   Fulton Financial                                                                    122,900             815
   Hancock Holding                                                                      29,200             913
   IPC Holdings                                                                         26,400             714
   Janus Capital Group                                                                   2,150              14
   Northern Trust                                                                       24,348           1,457
   Old National Bancorp                                                                 71,600             800
   People's United Financial                                                           184,186           3,310
   Prosperity Bancshares                                                                45,400           1,242
   RenaissanceRe Holdings                                                               30,400           1,503
   TFS Financial                                                                       223,510           2,711
   Transatlantic Holdings                                                                7,771             277
   Trustmark                                                                            60,200           1,107
   UMB Financial                                                                        28,700           1,219
   United Bankshares                                                                    14,400             248
   Washington Federal                                                                   23,663             315


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 89

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Wesco Financial                                                                       1,930   $         533
   Whitney Holding                                                                      31,700             363
                                                                                                 -------------
                                                                                                        36,926
                                                                                                 -------------
HEALTH CARE -- 21.3%
   Abbott Laboratories                                                                  67,749           3,232
   Abraxis Bioscience*                                                                     363              17
   AmerisourceBergen                                                                   140,697           4,595
   Amgen*                                                                               66,677           3,302
   Baxter International                                                                 62,670           3,210
   Beckman Coulter                                                                      21,300           1,087
   Becton Dickinson                                                                     40,301           2,710
   C.R. Bard                                                                            40,804           3,253
   Cardinal Health                                                                      16,988             535
   Celgene*                                                                             13,000             577
   Edwards Lifesciences*                                                                42,863           2,599
   Eli Lilly                                                                            50,351           1,682
   Endo Pharmaceuticals Holdings*                                                       57,800           1,022
   Genzyme*                                                                             72,735           4,320
   Gilead Sciences*                                                                     72,392           3,353
   Haemonetics*                                                                         16,600             914
   Henry Schein*                                                                        53,868           2,155
   Hill-Rom Holdings                                                                    54,806             542
   HLTH*                                                                                18,218             189
   Immucor*                                                                             54,100           1,361
   Johnson & Johnson                                                                    20,515           1,079
   Laboratory Corp of America Holdings*                                                 31,444           1,839
   LifePoint Hospitals*                                                                 53,600           1,118
   McKesson                                                                             36,300           1,272
   Medco Health Solutions*                                                               3,187             132
   Merck                                                                               139,007           3,718
   NuVasive*                                                                            15,500             486
   Owens & Minor                                                                        26,100             865
   Patterson*                                                                           75,400           1,422
   Perrigo                                                                              55,600           1,381
   Pharmaceutical Product Development                                                   47,817           1,134
   Psychiatric Solutions*                                                               22,200             349
   STERIS                                                                               42,800             996
   Techne                                                                               75,792           4,147
   United Therapeutics*                                                                 19,100           1,263
   Universal Health Services, Cl B                                                       7,312             280
   Warner Chilcott, Cl A*                                                                7,436              78
   Watson Pharmaceuticals*                                                              65,487           2,037
                                                                                                 -------------
                                                                                                        64,251
                                                                                                 -------------
INDUSTRIALS -- 7.8%
   Alexander & Baldwin                                                                  40,000             761
   Alliant Techsystems*                                                                 16,400           1,098
   C.H. Robinson Worldwide                                                              94,815           4,324
   Copa Holdings, Cl A                                                                   2,000              58
   FTI Consulting*                                                                      27,500           1,361
   Gardner Denver*                                                                      59,100           1,285

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   General Cable*                                                                       40,500   $         803
   Granite Construction                                                                 31,600           1,184
   Harsco                                                                               19,000             421
   Hubbell, Cl B                                                                        16,300             439
   JetBlue Airways*                                                                     82,800             302
   KBR                                                                                  85,800           1,185
   Landstar System                                                                      37,900           1,269
   Lennox International                                                                 41,900           1,109
   Raytheon                                                                             64,627           2,517
   Robert Half International                                                            50,000             891
   Rollins                                                                              60,500           1,038
   Simpson Manufacturing                                                                50,200             904
   Stericycle*                                                                          45,109           2,153
   Valmont Industries                                                                    9,800             492
                                                                                                 -------------
                                                                                                        23,594
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 7.6%
   Accenture, Cl A                                                                      55,113           1,515
   Adtran                                                                               71,500           1,159
   Atmel*                                                                              115,572             420
   Cree*                                                                                27,669             651
   Diebold                                                                              23,500             502
   F5 Networks*                                                                         21,900             459
   Flir Systems*                                                                        32,600             668
   Google, Cl A*                                                                            24               8
   Hewitt Associates, Cl A*                                                             22,400             667
   IAC*                                                                                 41,026             625
   Ingram Micro, Cl A*                                                                 100,800           1,274
   Lexmark International, Cl A*                                                         47,400             800
   Micros Systems*                                                                      46,900             879
   National Instruments                                                                 14,470             270
   NeuStar, Cl A*                                                                       68,000           1,139
   Perot Systems, Cl A*                                                                109,900           1,415
   Silicon Laboratories*                                                                50,800           1,341
   Sohu.com*                                                                             8,900             368
   Sybase*                                                                              46,000           1,393
   Synopsys*                                                                            29,643             615
   Tech Data*                                                                          111,090           2,419
   Texas Instruments                                                                   182,809           3,018
   WebMD Health, Cl A*                                                                   5,974             133
   Zebra Technologies, Cl A*                                                            61,400           1,168
                                                                                                 -------------
                                                                                                        22,906
                                                                                                 -------------
MATERIALS -- 4.0%
   Aptargroup                                                                           44,300           1,380
   Bemis                                                                                18,500             388
   Compass Minerals International                                                       22,800           1,285
   Eastman Chemical                                                                     16,300             437
   Greif, Cl A                                                                          43,100           1,435
   Newmont Mining                                                                       61,544           2,755
   Packaging Corp of America                                                            75,000             976
   Pactiv*                                                                              54,400             794


    90 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Reliance Steel & Aluminum                                                            49,100   $       1,293
   Sensient Technologies                                                                53,000           1,245
                                                                                                 -------------
                                                                                                        11,988
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 3.3%
   AT&T                                                                                 64,800           1,633
   BCE                                                                                  21,900             436
   Cellcom Israel                                                                       64,600           1,376
   CenturyTel                                                                           55,300           1,555
   MetroPCS Communications*                                                             80,100           1,368
   Rogers Communications, Cl B                                                          38,600             881
   Telephone & Data Systems                                                             27,900             740
   US Cellular*                                                                          8,635             288
   Verizon Communications                                                               57,400           1,733
                                                                                                 -------------
                                                                                                        10,010
                                                                                                 -------------
UTILITIES -- 13.7%
   AGL Resources                                                                        86,014           2,282
   Alliant Energy                                                                       51,528           1,272
   Ameren                                                                               39,200             909
   Aqua America                                                                        115,018           2,300
   Atmos Energy                                                                        148,032           3,422
   Consolidated Edison                                                                  43,890           1,739
   Constellation Energy Group                                                           14,900             308
   Dominion Resources                                                                    1,703              53
   DPL                                                                                  66,200           1,492
   DTE Energy                                                                           39,000           1,080
   Edison International                                                                 44,700           1,288
   Energen                                                                              35,900           1,046
   Hawaiian Electric Industries                                                        131,361           1,805
   Idacorp                                                                              42,700             997
   Integrys Energy Group                                                                45,100           1,174
   Nicor                                                                                83,536           2,776
   NiSource                                                                            112,600           1,104
   Northeast Utilities                                                                  20,600             445
   NSTAR                                                                                10,679             340
   OGE Energy                                                                          136,468           3,251
   Pepco Holdings                                                                       86,200           1,076
   Progress Energy                                                                      30,140           1,093
   SCANA                                                                                13,787             426
   TECO Energy                                                                         105,800           1,180
   UGI                                                                                  73,759           1,741
   Vectren                                                                              96,369           2,032
   Westar Energy                                                                        47,700             836
   WGL Holdings                                                                         35,300           1,158
   Wisconsin Energy                                                                     67,055           2,761
                                                                                                 -------------
                                                                                                        41,386
                                                                                                 -------------
Total Common Stock
   (Cost $344,145) ($ Thousands)                                                                       286,047
                                                                                                 -------------

                                                                                  Shares/Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CASH EQUIVALENT -- 3.3%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**+                                                                9,931,794   $       9,932
                                                                                                 -------------
Total Cash Equivalent
   (Cost $9,932) ($ Thousands)                                                                           9,932
                                                                                                 -------------
U.S. TREASURY OBLIGATIONS -- 0.4%
   U.S. Treasury Bills
         0.258%, 06/11/09 (A) (B)                                                $       1,000             999
         0.000%, 06/18/09 (A) (B)                                                          100             100
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $1,099) ($ Thousands)                                                                           1,099
                                                                                                 -------------
Total Investments -- 98.6%
   (Cost $355,176) ($ Thousands)                                                                 $     297,078
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                          NUMBER                     UNREALIZED
TYPE OF                OF CONTRACTS   EXPIRATION    APPRECIATION
CONTRACT               LONG (SHORT)      DATE      ($ THOUSANDS)
--------               ------------   ----------   -------------
S&P 500 Index E-MINI        224        Jun-2009         $351
                                                        ====

Percentages are based on Net Assets of $301,415 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)  The rate reported is the effective yield at the time of purchase.

Cl -- Class

The accompanying notes are an integral part of the financial statements.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 91

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Consumer Staples             21.8%
Health Care                  13.1%
Utilities                    11.9%
Consumer Discretionary       10.8%
Industrials                  10.5%
Financials                   10.1%
Telecommunication Services    6.2%
Cash Equivalent               5.9%
Energy                        3.9%
Materials                     2.9%
Information Technology        2.3%
U.S. Treasury Obligations     0.6%

#    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 91.6%
AUSTRALIA -- 3.9%
   AGL Energy                                                                           14,793   $         154
   Amcor                                                                               362,472           1,121
   Brambles                                                                            344,199           1,148
   Commonwealth Bank of Australia                                                       32,401             782
   Foster's Group                                                                      204,763             720
   Iluka Resources                                                                      76,385             214
   Metcash                                                                              70,603             199
   MFS*                                                                                 17,170              12
   Origin Energy                                                                        59,175             608
   Tatts Group                                                                         523,324           1,007
   Telstra                                                                             204,806             457
                                                                                                 -------------
                                                                                                         6,422
                                                                                                 -------------
BELGIUM -- 3.0%
   Belgacom                                                                             23,618             740
   Cofinimmo+                                                                            4,433             472
   Colruyt                                                                               7,968           1,827
   Intervest Offices+                                                                    1,579              43
   Mobistar                                                                             26,839           1,695
   Tessenderlo Chemie                                                                    2,182              66
                                                                                                 -------------
                                                                                                         4,843
                                                                                                 -------------
BERMUDA -- 0.3%
   Catlin Group                                                                         10,724              48
   Lancashire Holdings*                                                                 40,702             280
   Macquarie International
      Infrastructure Fund                                                              415,000              79
   Texwinca Holdings                                                                   248,000             128
                                                                                                 -------------
                                                                                                           535
                                                                                                 -------------
CANADA -- 8.7%
   Aastra Technologies*                                                                  9,400             141
   Alimentation Couche Tard, Cl B                                                      109,400           1,149
   Bank of Montreal                                                                     20,000             524

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Barrick Gold                                                                         12,100   $         392
   Canadian National Railway                                                            15,300             550
   Canadian Utilities                                                                    8,500             248
   Celestica*                                                                           15,500              55
   CGI Group, Cl A*                                                                     47,200             382
   Empire, Cl A                                                                          6,000             253
   Enbridge                                                                             30,100             869
   Fairfax Financial Holdings                                                            3,300             855
   Fortis                                                                               32,600             574
   George Weston                                                                        18,600             865
   Gildan Activewear*                                                                   32,000             261
   Goldcorp                                                                             14,900             503
   Jean Coutu Group PJC, Cl A                                                            5,197              31
   Kinross Gold                                                                         21,500             392
   Laurentian Bank of Canada                                                            14,000             296
   Loblaw                                                                               11,100             277
   Manitoba Telecom Services                                                            18,000             457
   Metro, Cl A                                                                          13,700             413
   National Bank of Canada                                                              22,700             726
   Potash Corp of Saskatchewan                                                           2,200             178
   Provident Energy Trust                                                               45,500             174
   Ritchie Bros Auctioneers                                                              9,900             187
   RONA*                                                                                 7,800              73
   Royal Bank of Canada                                                                 17,700             518
   Saputo                                                                               56,400             939
   Shoppers Drug Mart                                                                    3,800             131
   Superior Plus                                                                         2,200              16
   TELUS                                                                                11,400             314
   TELUS, Cl A                                                                           3,600              95
   TMX Group                                                                            26,000             739
   Toronto-Dominion Bank                                                                15,700             542
   Yamana Gold                                                                          22,800             213
                                                                                                 -------------
                                                                                                        14,332
                                                                                                 -------------
CAYMAN ISLANDS -- 0.1%
   Hutchison Telecommunications
      International                                                                    319,000              99
   Renhe Commercial Holdings*                                                          128,000              29
                                                                                                 -------------
                                                                                                           128
                                                                                                 -------------
DENMARK -- 1.3%
   Coloplast, Cl B                                                                       8,736             537
   Novo Nordisk, Cl B                                                                   34,140           1,634
                                                                                                 -------------
                                                                                                         2,171
                                                                                                 -------------
FINLAND -- 0.4%
   Componenta                                                                            2,696              14
   Orion, Cl B                                                                          43,500             629
   Tietoenator                                                                           3,475              36
                                                                                                 -------------
                                                                                                           679
                                                                                                 -------------


    92 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
FRANCE -- 1.2%
   Cie Generale d'Optique Essilor
      International                                                                      6,921   $         267
   France Telecom                                                                       39,773             906
   Sanofi-Aventis                                                                       10,356             583
   Societe BIC                                                                           5,191             255
                                                                                                 -------------
                                                                                                         2,011
                                                                                                 -------------
GERMANY -- 1.5%
   Beiersdorf                                                                           29,909           1,342
   Deutsche Telekom                                                                     39,249             487
   Fresenius Medical Care                                                               12,552             488
   Volkswagen                                                                              619             190
                                                                                                 -------------
                                                                                                         2,507
                                                                                                 -------------
HONG KONG -- 3.4%
   Cafe de Coral Holdings                                                               38,000              75
   Cheung Kong Infrastructure Holdings                                                 177,000             708
   CLP Holdings                                                                        215,000           1,477
   Hong Kong & China Gas                                                               299,000             471
   HongKong Electric Holdings                                                          213,000           1,265
   Jardine Matheson Holdings                                                            32,000             582
   Link+                                                                               345,500             683
   NAM TAI Electronics                                                                  58,000             216
   Yue Yuen Industrial Holdings                                                         80,500             183
                                                                                                 -------------
                                                                                                         5,660
                                                                                                 -------------
IRELAND -- 0.0%
   Kerry Group, Cl A                                                                     2,259              46
                                                                                                 -------------
ITALY -- 0.7%
   Ansaldo STS                                                                           1,680              27
   CSP International Fashion Group                                                      10,228               9
   Parmalat                                                                            195,027             402
   Snam Rete Gas                                                                       115,907             622
                                                                                                 -------------
                                                                                                         1,060
                                                                                                 -------------
JAPAN -- 27.6%
   ABC-Mart                                                                             17,600             337
   Able                                                                                  3,000              20
   Acom                                                                                 23,620             665
   Aeon Delight                                                                          3,100              39
   Ajinomoto                                                                            55,000             387
   Ajis                                                                                  1,300              28
   Alfresa Holdings                                                                        900              33
   All Nippon Airways                                                                  124,000             484
   Astellas Pharma                                                                      13,400             410
   Awa Bank                                                                              4,000              24
   Benesse                                                                              27,000             990
   Canon Marketing Japan                                                                 3,300              46
   Central Japan Railway                                                                    74             415
   Chubu Electric Power                                                                 68,500           1,505

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Chugoku Bank                                                                          1,000   $          13
   Chugoku Electric Power                                                               41,200             893
   Circle K Sunkus                                                                      20,000             284
   Combi                                                                                 9,500              61
   Dai Nippon Printing                                                                  43,000             391
   Dainippon Sumitomo Pharma                                                            37,000             306
   Daisan Bank                                                                          10,000              30
   Daito Trust Construction                                                             14,300             478
   East Japan Railway                                                                    8,900             462
   Ezaki Glico                                                                           5,000              50
   FamilyMart                                                                           28,800             875
   Fast Retailing                                                                        5,500             622
   Fuji Oil                                                                             10,900             117
   FUJI SOFT                                                                            12,300             188
   Fukuyama Transporting                                                                 6,000              22
   Futaba                                                                                1,000              16
   Haruyama Trading                                                                      2,000               7
   Hisamitsu Pharmaceutical                                                             22,800             702
   Hitachi Information Systems                                                           7,400             121
   Hitachi Software Engineering                                                          1,300              16
   Hitachi Transport System                                                              5,900              56
   Hogy Medical                                                                          1,100              60
   Hokkaido Electric Power                                                              40,500             812
   Hokkoku Bank                                                                          7,000              25
   Hokuriku Electric Power                                                              54,300           1,303
   House Foods                                                                           1,700              24
   IT Holdings                                                                           2,500              29
   Ito En                                                                               31,800             388
   Itoham Foods                                                                         33,000              94
   Iyo Bank                                                                             45,000             453
   Japan Airlines*                                                                     231,000             468
   Jupiter Telecommunications                                                               42              28
   Kaken Pharmaceutical                                                                  4,000              34
   Kameda Seika                                                                          1,200              16
   Kamigumi                                                                            105,000             696
   Kansai Electric Power                                                                68,000           1,473
   Kao                                                                                  23,000             447
   KDDI                                                                                     85             397
   Keihin Electric Express Railway                                                     247,000           1,781
   Kintetsu                                                                            419,000           1,739
   Kissei Pharmaceutical                                                                 1,000              19
   Kobayashi Pharmaceutical                                                              4,800             158
   Kokuyo                                                                               25,000             182
   Kyorin                                                                                4,000              49
   Kyushu Electric Power                                                                59,300           1,327
   Lawson                                                                               33,700           1,392
   Lion                                                                                 24,000             112
   Mabuchi Motor                                                                         9,300             376
   Maeda Road Construction                                                               2,000              18
   McDonald's Holdings Japan                                                             9,600             164
   Meiji Dairies                                                                       117,000             486
   Meiji Seika Kaisha                                                                   14,000              49
   Miraca Holdings                                                                      10,700             215
   Morinaga Milk Industry                                                               27,025              81


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Namco Bandai Holdings                                                                14,400   $         143
   Nankai Electric Railway                                                               8,000              35
   NET One Systems                                                                         308             405
   NGK Insulators                                                                       31,000             472
   Nichirei                                                                            152,000             537
   Nippo                                                                                 7,000              57
   Nippon Meat Packers                                                                  59,000             612
   Nippon Shinyaku                                                                       2,000              18
   Nippon Telegraph & Telephone                                                         14,500             548
   Nisshin Seifun Group                                                                  6,000              64
   Nitori                                                                               18,050           1,009
   Noevir                                                                                2,500              21
   NTT DoCoMo                                                                              387             524
   Odakyu Electric Railway                                                             200,000           1,547
   Ogaki Kyoritsu Bank                                                                   5,000              23
   Okumura                                                                              84,000             296
   Ono Pharmaceutical                                                                    3,700             161
   Oriental Land                                                                         3,700             235
   Osaka Gas                                                                            35,000             109
   Pigeon                                                                                1,300              32
   Pilot                                                                                    59              73
   Point                                                                                   880              40
   Prima Meat Packers                                                                   24,000              30
   Proto                                                                                 1,000              20
   QP                                                                                   41,900             450
   Rinnai                                                                                5,600             194
   Sagami Railway                                                                        4,000              16
   Saizeriya                                                                            27,100             276
   Sankyo                                                                               17,800             770
   Sawai Pharmaceutical                                                                  1,100              51
   Seiko Epson                                                                          12,900             174
   Seino Holdings                                                                        2,817              14
   Shikoku Electric Power                                                               58,000           1,547
   Shimachu                                                                             15,100             253
   Shinkin Central Bank                                                                      9              24
   Taikisha                                                                              2,000              21
   Taisho Pharmaceutical                                                                 4,000              74
   Takeda Pharmaceutical                                                                10,100             348
   Tobu Railway                                                                        307,000           1,551
   Toho                                                                                 18,800             262
   Toho Gas                                                                             86,000             394
   Tohoku Electric Power                                                                26,900             589
   Tokyo Electric Power                                                                 22,400             558
   Tokyo Gas                                                                           299,000           1,044
   Tokyo Style                                                                          22,000             150
   TonenGeneral Sekiyu                                                                  33,000             322
   Unicharm                                                                             20,200           1,227
   Wacoal Holdings                                                                      55,000             635
   West Japan Railway                                                                      124             392
   Yakult Honsha                                                                        14,500             257
   Yamagata Bank                                                                         6,000              28
   Yamato Holdings                                                                      15,000             141
   Yamazaki Baking                                                                      68,000             727
                                                                                                 -------------
                                                                                                        45,488
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
LUXEMBOURG -- 0.0%
   ArcelorMittal                                                                         1,700   $          34
                                                                                                 -------------
NETHERLANDS -- 0.3%
   Unilever                                                                             22,541             444
                                                                                                 -------------
NEW ZEALAND -- 0.1%
   Fisher & Paykel Healthcare                                                           84,812             153
                                                                                                 -------------
SINGAPORE -- 0.9%
   ComfortDelgro                                                                       202,000             181
   Jardine Cycle & Carriage                                                             25,000             195
   MobileOne                                                                            40,000              39
   Singapore Airlines                                                                    7,000              46
   Singapore Press Holdings                                                            156,000             260
   Singapore Telecommunications                                                        316,500             527
   SMRT                                                                                 58,000              58
   StarHub                                                                              99,000             128
   SunVic Chemical Holdings                                                            108,000               9
                                                                                                 -------------
                                                                                                         1,443
                                                                                                 -------------
SPAIN -- 0.2%
   Telefonica                                                                           18,877             376
                                                                                                 -------------
SWEDEN -- 1.1%
   Hennes & Mauritz, Cl B                                                               23,552             880
   Swedish Match                                                                        58,067             836
                                                                                                 -------------
                                                                                                         1,716
                                                                                                 -------------
SWITZERLAND -- 4.4%
   Actelion*                                                                             8,189             374
   Adecco                                                                                6,875             215
   Basler Kantonalbank                                                                     272              28
   Bell Holding                                                                             13              16
   Berner Kantonalbank                                                                     189              40
   Forbo Holding                                                                            58               9
   Givaudan                                                                                130              67
   Luzerner Kantonalbank                                                                   163              34
   Nestle                                                                               16,391             555
   Novartis                                                                             37,989           1,439
   PSP Swiss Property                                                                    6,946             293
   Roche Holding                                                                         4,091             562
   SGS                                                                                     238             250
   Swiss Prime Site                                                                        557              25
   Swisscom                                                                              6,071           1,707
   Syngenta                                                                              5,416           1,093
   Valiant Holding                                                                       3,171             559
                                                                                                 -------------
                                                                                                         7,266
                                                                                                 -------------
UNITED KINGDOM -- 3.2%
   AstraZeneca                                                                          15,144             532
   Beazley Group                                                                        49,315              61


    94 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   British American Tobacco                                                             18,977   $         439
   Centrica                                                                            145,142             474
   De La Rue                                                                             8,283             115
   easyJet*                                                                              8,603              35
   GlaxoSmithKline                                                                      51,341             800
   Hammerson (United Kingdom)+                                                           9,685              35
   HMV Group                                                                           166,684             310
   Marks & Spencer Group                                                               170,391             723
   Reckitt Benckiser Group                                                              12,390             465
   Smith & Nephew                                                                      106,938             662
   Vodafone Group                                                                       82,472             145
   WH Smith                                                                              5,848              30
   WM Morrison Supermarkets                                                            109,621             401
                                                                                                 -------------
                                                                                                         5,227
                                                                                                 -------------
UNITED STATES -- 29.3%
   3Com*                                                                                61,800             191
   99 Cents Only Stores*                                                                   500               5
   Abbott Laboratories                                                                  30,900           1,474
   Airtran Holdings*                                                                    45,400             206
   Alberto-Culver                                                                       25,800             583
   Altria Group                                                                         72,700           1,165
   Amgen*                                                                                9,700             480
   Apollo Group, Cl A*                                                                   7,300             572
   Archer-Daniels-Midland                                                               20,100             558
   Associated Banc-Corp                                                                 23,000             355
   Automatic Data Processing                                                            12,500             439
   Bancfirst                                                                             4,800             175
   BigBand Networks*                                                                    29,800             195
   Brookline Bancorp                                                                     4,300              41
   Buckeye Partners                                                                      4,000             142
   C.R. Bard                                                                            20,900           1,666
   Campbell Soup                                                                        61,600           1,685
   Cantel Medical*                                                                       5,200              67
   Capitol Federal Financial                                                             2,800             106
   Carter's*                                                                            24,000             452
   Casey's General Stores                                                               17,300             461
   Central Garden and Pet, Cl A*                                                         4,600              35
   Chubb                                                                                21,400             906
   Church & Dwight                                                                      13,700             715
   Clorox                                                                                9,200             474
   Commerce Bancshares                                                                  11,615             421
   Compass Minerals International                                                        7,700             434
   Consolidated Edison                                                                  12,000             475
   Cullen/Frost Bankers                                                                  3,300             155
   Diamond Foods                                                                        16,990             475
   Dollar Tree*                                                                         13,000             579
   El Paso Pipeline Partners                                                             2,900              50
   EPIQ Systems*                                                                         1,133              21
   ESSA Bancorp                                                                          8,600             114
   Exxon Mobil                                                                          21,200           1,444
   Family Dollar Stores                                                                 46,300           1,545
   First Financial Bankshares                                                            7,100             342

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   First Horizon National                                                               25,299   $         272
   First Niagara Financial Group                                                        35,000             381
   Flowers Foods                                                                        21,700             509
   FTI Consulting*                                                                       2,500             124
   General Mills                                                                        34,600           1,726
   Gentiva Health Services*                                                              3,200              49
   Genzyme*                                                                              2,100             125
   Hershey                                                                              44,600           1,550
   Home Depot                                                                           26,100             615
   HOT Topic*                                                                           47,394             530
   HSN*                                                                                 38,560             198
   IBERIABANK                                                                            1,800              83
   Illumina*                                                                            22,900             853
   Integral Systems*                                                                    13,700             118
   International Shipholding                                                            22,500             443
   Johnson & Johnson                                                                    10,200             537
   Kellogg                                                                              12,600             462
   Kimberly-Clark                                                                       17,400             802
   Kinder Morgan Energy Partners                                                         4,300             201
   Kinder Morgan Management*                                                             9,200             375
   Kroger                                                                               26,800             569
   Laboratory Corp of America Holdings*                                                  3,100             181
   LaBranche*                                                                           19,100              71
   Laclede Group                                                                        10,495             409
   Lancaster Colony                                                                      2,890             120
   LHC Group*                                                                           13,600             303
   Lincoln Educational Services*                                                         4,900              90
   Magellan Health Services*                                                            13,300             485
   Magellan Midstream Partners                                                          14,700             432
   Matrixx Initiatives*                                                                  3,000              49
   Micron Technology*                                                                  136,000             552
   New Jersey Resources                                                                  8,000             272
   NuStar Energy                                                                         5,900             272
   OpenTV, Cl A*                                                                        22,560              34
   Owens & Minor                                                                        12,500             414
   Pantry*                                                                              22,510             397
   People's United Financial                                                            55,400             996
   Pfizer                                                                               32,100             437
   Piedmont Natural Gas                                                                 15,600             404
   Plains All American Pipeline                                                         10,700             393
   Procter & Gamble                                                                      8,200             386
   Prosperity Bancshares                                                                 6,100             167
   Quest Diagnostics                                                                    18,900             897
   Range Resources                                                                       4,500             185
   Raytheon                                                                             10,000             389
   RehabCare Group*                                                                     10,480             183
   Republic Airways Holdings*                                                           50,900             330
   Republic Bancorp, Cl A                                                                3,148              59
   Rollins                                                                              14,850             254
   Southwestern Energy*                                                                 22,000             653
   Standex International                                                                 7,600              70
   Strayer Education                                                                     2,500             449
   Sturm Ruger*                                                                          6,400              79


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 95

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2009

                                                                                    Shares/
                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Suburban Propane Partners                                                             1,600   $          58
   Sunoco Logistics Partners (A)                                                         2,400             124
   SureWest Communications                                                               7,002              55
   Synthes                                                                               7,664             855
   TEPPCO Partners                                                                       4,100              93
   TFS Financial                                                                       110,900           1,345
   TJX                                                                                  55,300           1,418
   Tompkins Financial, Cl US                                                             2,700             116
   Tractor Supply*                                                                       7,753             280
   Verizon Communications                                                               10,800             326
   Vertex Pharmaceuticals*                                                               9,300             267
   Wal-Mart Stores                                                                      35,400           1,844
   Werner Enterprises                                                                      700              11
   Westamerica Bancorporation                                                           10,700             487
   WR Berkley                                                                           10,700             241
   Wyeth                                                                                14,700             633
                                                                                                 -------------
                                                                                                        48,290
                                                                                                 -------------
Total Common Stock
   (Cost $169,599) ($ Thousands)                                                                       150,831
                                                                                                 -------------
CASH EQUIVALENT -- 5.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                               9,487,870           9,488
                                                                                                 -------------
Total Cash Equivalent
   (Cost $9,488) ($ Thousands)                                                                           9,488
                                                                                                 -------------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bills
         0.211%, 06/11/09 (A) (B)                                                $         890             890
                                                                                                 -------------
Total U.S. Treasury Obligation
   (Cost $890) ($ Thousands)                                                                               890
                                                                                                 -------------
Total Investments -- 97.9%
   (Cost $179,977) ($ Thousands)                                                                 $     161,209
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                    UNREALIZED
                         NUMBER OF                 APPRECIATION
TYPE OF                  CONTRACTS   EXPIRATION   (DEPRECIATION)
CONTRACT                    LONG        DATE       ($ THOUSANDS)
--------                 ---------   ----------   --------------
DJ Euro Stoxx 50 Index        55      Jun-2009         $ 22
FTSE 100 Index                20      Jun-2009           15
Hang Seng Index                1      Apr-2009           (4)
S&P Composite Index           19      Jun-2009          195
SPI 200 Index                  5      Jun-2009            6
                                                       ----
                                                       $234
                                                       ====

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                               UNREALIZED
                CURRENCY        CURRENCY      APPRECIATION
SETTLEMENT     TO DELIVER      TO RECEIVE    (DEPRECIATION)
DATE          (THOUSANDS)     (THOUSANDS)     ($ THOUSANDS)
----------   -------------   -------------   --------------
 4/28/09     AUD    14,230   USD     9,910       $   46
 4/28/09     CAD    14,073   USD    11,405          217
 4/28/09     EUR    19,276   USD    26,120          532
 4/28/09     GBP     5,290   USD     7,669           87
 4/28/09     JPY 5,918,770   USD    60,107          148
 4/28/09     USD        14   CAD        18           --
 4/28/09     USD     1,604   EUR     1,208           --
 4/28/09     USD       786   GBP       548           --
 4/28/09     USD    14,354   JPY 1,414,401          (26)
                                                 ------
                                                 $1,004
                                                 ======

Percentages are based on Net Assets of $164,604 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Investment(see Note 3).

(A) Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)  The rate reported is the effective yield at the time of purchase.

AUD -- Australian Dollar

CAD -- Canadian Dollar

Cl -- Class

EUR -- Euro

GBP -- British Pound Sterling

JPY -- Japanese Yen

USD -- United States Dollar

Amounts designated as "--" are $0 or rounded to 0.

The accompanying notes are an integral part of the financial statements.


    96 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Tax-Managed Managed Volatility Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Consumer Staples             20.8%
Health Care                  16.1%
Utilities                    12.4%
Financials                   11.0%
Industrials                   8.8%
Information Technology        7.7%
Consumer Discretionary        6.8%
Cash Equivalent               4.4%
Materials                     4.4%
Telecommunication Services    3.8%
Energy                        3.2%
U.S. Treasury Obligations     0.6%
Asset-Backed Securities       0.0%

#    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 94.8%
CONSUMER DISCRETIONARY -- 6.8%
   Aaron Rents                                                                          17,300   $         461
   Autoliv                                                                              27,500             511
   Buckle                                                                                9,150             292
   Burger King Holdings                                                                 19,100             438
   Capella Education*                                                                    7,900             418
   Carter's*                                                                            27,700             521
   Choice Hotels International                                                          18,600             480
   DIRECTV Group*                                                                       29,200             665
   DreamWorks Animation SKG, Cl A*                                                      22,900             496
   Eastman Kodak                                                                       113,500             431
   Genuine Parts                                                                        17,800             532
   Gildan Activewear*                                                                   45,500             369
   Hillenbrand                                                                          21,596             346
   International Speedway, Cl A                                                         16,800             371
   ITT Educational Services*                                                             2,100             255
   J.C. Penney                                                                           4,100              82
   Matthews International, Cl A                                                         12,600             363
   Panera Bread, Cl A*                                                                  10,000             559
   Shaw Communications, Cl B                                                            23,700             359
   Starwood Hotels & Resorts Worldwide                                                  45,000             572
   Strayer Education                                                                       900             162
   Tupperware Brands                                                                    21,500             365
   Washington Post, Cl B                                                                   800             286
                                                                                                 -------------
                                                                                                         9,334
                                                                                                 -------------
CONSUMER STAPLES -- 20.8%
   Altria Group                                                                        105,423           1,689
   Brown-Forman, Cl B                                                                   14,981             582
   Campbell Soup                                                                        32,215             881
   Church & Dwight                                                                      41,675           2,177
   Clorox                                                                               16,566             853
   Coca-Cola                                                                            14,220             625
   Colgate-Palmolive                                                                    28,292           1,668
   General Mills                                                                        41,624           2,076
   Green Mountain Coffee Roasters*                                                       5,600             269

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Hershey                                                                              27,595   $         959
   HJ Heinz                                                                             14,439             477
   Hormel Foods                                                                         54,345           1,723
   JM Smucker                                                                           25,748             960
   Kellogg                                                                              52,811           1,935
   Kimberly-Clark                                                                       33,704           1,554
   Kroger                                                                               21,510             456
   Lorillard                                                                            28,966           1,789
   McCormick                                                                            41,828           1,237
   PepsiCo                                                                              21,261           1,094
   Philip Morris International                                                          32,526           1,157
   Procter & Gamble                                                                     18,575             875
   Reynolds American                                                                    33,350           1,195
   Ruddick                                                                              21,900             492
   SUPERVALU                                                                            15,000             214
   Wal-Mart Stores                                                                      29,525           1,538
                                                                                                 -------------
                                                                                                        28,475
                                                                                                 -------------
ENERGY -- 3.2%
   Chevron                                                                               7,000             471
   Cimarex Energy                                                                       18,100             333
   CNX Gas*                                                                             20,000             474
   Enbridge                                                                             18,300             527
   Encore Acquisition*                                                                  22,900             533
   Exxon Mobil                                                                           8,800             599
   Imperial Oil                                                                          9,300             335
   SEACOR Holdings*                                                                      8,700             507
   Spectra Energy                                                                       27,300             386
   TransCanada                                                                           7,100             168
                                                                                                 -------------
                                                                                                         4,333
                                                                                                 -------------
FINANCIALS -- 11.0%
   Associated Banc-Corp                                                                 36,800             568
   Bancorpsouth                                                                         27,200             567
   Capitol Federal Financial                                                            47,712           1,804
   Cincinnati Financial                                                                 23,400             535
   Commerce Bancshares                                                                  32,478           1,179
   Endurance Specialty Holdings                                                         21,000             524
   Erie Indemnity, Cl A                                                                  7,300             249
   Federated Investors, Cl B                                                            28,300             630
   Fulton Financial                                                                     73,900             490
   Hancock Holding                                                                      15,200             475
   IPC Holdings                                                                          7,900             214
   Old National Bancorp                                                                 18,800             210
   People's United Financial                                                            95,404           1,714
   Platinum Underwriters Holdings                                                        8,200             233
   Prosperity Bancshares                                                                17,500             479
   Regions Financial                                                                    17,200              73
   RenaissanceRe Holdings                                                               13,100             648
   TFS Financial                                                                       177,399           2,152
   Trustmark                                                                            22,500             413
   UMB Financial                                                                        13,500             574
   United Bankshares                                                                     6,600             114


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 97

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Concluded)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Wesco Financial                                                                       4,443   $       1,226
   Whitney Holding                                                                       2,200              25
                                                                                                 -------------
                                                                                                        15,096
                                                                                                 -------------
HEALTH CARE -- 16.0%
   Abbott Laboratories                                                                  27,126           1,294
   AmerisourceBergen                                                                    44,805           1,463
   Beckman Coulter                                                                       9,100             464
   Becton Dickinson                                                                      9,852             662
   C.R. Bard                                                                            12,161             970
   Celgene*                                                                              2,800             124
   Dentsply International                                                               31,798             854
   Edwards Lifesciences*                                                                14,528             881
   Eli Lilly                                                                            10,098             337
   Endo Pharmaceuticals Holdings*                                                       16,600             294
   Genzyme*                                                                              9,000             535
   Haemonetics*                                                                          8,200             452
   Henry Schein*                                                                        23,887             956
   Idexx Laboratories*                                                                  23,188             802
   Immucor*                                                                             23,100             581
   Johnson & Johnson                                                                    33,258           1,749
   Laboratory Corp of America Holdings*                                                 20,684           1,210
   LifePoint Hospitals*                                                                 20,400             425
   Lincare Holdings*                                                                    39,740             866
   McKesson                                                                             17,200             603
   Medtronic                                                                            21,004             619
   Merck                                                                                 9,200             246
   NuVasive*                                                                             9,000             282
   Onyx Pharmaceuticals*                                                                 6,200             177
   Owens & Minor                                                                        12,000             398
   Patterson*                                                                           28,700             541
   Perrigo                                                                              23,300             579
   Psychiatric Solutions*                                                               17,200             271
   Quest Diagnostics                                                                     9,273             440
   STERIS                                                                               19,800             461
   Techne                                                                               30,311           1,658
   United Therapeutics*                                                                  6,300             416
   Wyeth                                                                                 7,431             320
                                                                                                 -------------
                                                                                                        21,930
                                                                                                 -------------
INDUSTRIALS -- 8.8%
   Alexander & Baldwin                                                                   8,500             162
   Alliant Techsystems*                                                                  8,600             576
   C.H. Robinson Worldwide                                                              13,100             597
   Curtiss-Wright                                                                        3,900             109
   Dun & Bradstreet                                                                     18,184           1,400
   FTI Consulting*                                                                      10,800             534
   Gardner Denver*                                                                      24,900             541
   General Cable*                                                                        9,300             184
   Granite Construction                                                                 12,900             484
   Harsco                                                                               13,300             295
   KBR                                                                                  39,700             548
   Landstar System                                                                      16,500             552

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Lennox International                                                                 18,600   $         492
   Nordson                                                                               4,100             117
   Northrop Grumman                                                                     16,503             720
   Pitney Bowes                                                                         33,907             792
   Republic Services                                                                    18,785             322
   Robert Half International                                                            12,500             223
   Rollins                                                                              29,800             511
   Simpson Manufacturing                                                                18,400             332
   Southwest Airlines                                                                   80,824             512
   Stericycle*                                                                          32,025           1,529
   United Parcel Service, Cl B                                                           9,827             484
                                                                                                 -------------
                                                                                                        12,016
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 7.6%
   Adtran                                                                               31,300             507
   Applied Materials                                                                    32,323             348
   Citrix Systems*                                                                       8,600             194
   Diebold                                                                              30,230             645
   F5 Networks*                                                                         11,300             237
   Flir Systems*                                                                        19,200             393
   Google, Cl A*                                                                           730             254
   Hewitt Associates, Cl A*                                                             10,100             300
   IAC*                                                                                 58,359             889
   Ingram Micro, Cl A*                                                                  41,500             525
   Lexmark International, Cl A*                                                         16,100             272
   Linear Technology                                                                    11,255             259
   Microchip Technology                                                                 36,777             779
   Micros Systems*                                                                      21,800             409
   National Instruments                                                                 13,263             247
   NeuStar, Cl A*                                                                       30,800             516
   Perot Systems, Cl A*                                                                 43,700             563
   Silicon Laboratories*                                                                21,100             557
   Sybase*                                                                              19,800             600
   Tech Data*                                                                           43,210             941
   Xerox                                                                                33,200             151
   Zebra Technologies, Cl A*                                                            46,029             876
                                                                                                 -------------
                                                                                                        10,462
                                                                                                 -------------
MATERIALS -- 4.4%
   Aptargroup                                                                           15,400             479
   Compass Minerals International                                                        9,800             553
   Eastman Chemical                                                                     16,100             431
   Greif, Cl A                                                                          16,000             533
   Newmont Mining                                                                       39,459           1,766
   Packaging Corp of America                                                            35,900             467
   Pactiv*                                                                              42,400             619
   Reliance Steel & Aluminum                                                            24,800             653
   Sensient Technologies                                                                19,100             449
                                                                                                 -------------
                                                                                                         5,950
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 3.8%
     AT&T                                                                               30,400             766
     BCE                                                                                10,900             217


    98 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Cellcom Israel                                                                       25,000   $         533
   CenturyTel                                                                           30,168             848
   Frontier Communications                                                              92,396             664
   MetroPCS Communications*                                                             35,500             606
   Rogers Communications, Cl B                                                          21,700             495
   Telephone & Data Systems                                                             13,465             357
   Verizon Communications                                                               23,700             716
                                                                                                 -------------
                                                                                                         5,202
                                                                                                 -------------
UTILITIES -- 12.4%
   AGL Resources                                                                        19,400             515
   Alliant Energy                                                                       23,300             575
   Ameren                                                                               20,867             484
   Atmos Energy                                                                         21,600             499
   Consolidated Edison                                                                  19,974             791
   Constellation Energy Group                                                            7,400             153
   DPL                                                                                  13,900             313
   DTE Energy                                                                           20,700             574
   Edison International                                                                 17,700             510
   Energen                                                                              10,500             306
   Great Plains Energy                                                                   2,318              31
   Hawaiian Electric Industries                                                         38,703             532
   Idacorp                                                                              21,600             505
   Integrys Energy Group                                                                20,000             521
   NiSource                                                                             59,900             587
   Northeast Utilities                                                                   9,600             207
   Northwest Natural Gas                                                                 5,300             230
   NSTAR                                                                                60,327           1,923
   OGE Energy                                                                           53,830           1,282
   Pepco Holdings                                                                       46,300             578
   SCANA                                                                                34,636           1,070
   South Jersey Industries                                                               6,600             231
   Southern                                                                             32,118             983
   TECO Energy                                                                          42,300             472
   Vectren                                                                              47,716           1,006
   Westar Energy                                                                        25,200             442
   WGL Holdings                                                                         15,500             508
   Wisconsin                                                                            27,250           1,123
   Energy
                                                                                                 -------------
                                                                                                        16,951
                                                                                                 -------------
Total Common Stock
   (Cost $146,810) ($ Thousands)                                                                       129,749
                                                                                                 -------------
CASH EQUIVALENT -- 4.4%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**+                                                                6,051,736           6,052
                                                                                                 -------------
Total Cash Equivalent
   (Cost $6,052) ($ Thousands)                                                                           6,052
                                                                                                 -------------

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills
      0.183%, 06/11/09 (A) (B)                                                   $         560   $         559
      0.000%, 06/18/09 (A) (B)                                                             200             200
                                                                                                 -------------
Total U.S. Treasury Obligations
     (Cost $760) ($ Thousands)                                                                             759
                                                                                                 -------------
Total Investments -- 99.8%
     (Cost $153,622) ($ Thousands)                                                               $     136,560
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                       NUMBER OF                  UNREALIZED
TYPE OF                CONTRACTS   EXPIRATION    APPRECIATION
CONTRACT                 LONG         DATE      ($ THOUSANDS)
--------               ---------   ----------   -------------
S&P 500 Index E-MINI      90        Jun-2009         $101
                                                     ====

Percentages are based on Net Assets of $136,803 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Investment in Affiliated Security (see Note 3).

(A)  The rate reported is the rate in effect as of March 31, 2009.

(B) Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl -- Class

The accompanying notes are an integral part of the financial statements.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 99

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Financials               63.2%
Affiliated Partnership   29.3%
Cash Equivalent           4.7%
Consumer Discretionary    1.4%
Convertible Bonds         1.4%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 90.7%
CONSUMER DISCRETIONARY -- 2.0%
   Starwood Hotels & Resorts
      Worldwide (A)                                                                    208,700   $       2,650
                                                                                                 -------------
FINANCIALS -- 88.7%
   AMB Property+ (A)                                                                   480,100           6,913
   Annaly Capital Management+ (A)                                                      223,200           3,096
   Apartment Investment & Management,
      Cl A+ (A)                                                                        497,834           2,728
   AvalonBay Communities+ (A)                                                          129,498           6,094
   Boston Properties+ (A)                                                              225,383           7,895
   Brookfield Asset Management, Cl A                                                   148,700           2,049
   Camden Property Trust+ (A)                                                           86,200           1,860
   Corporate Office Properties Trust+ (A)                                              110,800           2,751
   Douglas Emmett+ (A)                                                                 589,699           4,358
   Duke Realty+ (A)                                                                    135,400             745
   Equity Residential+                                                                 435,100           7,984
   Essex Property Trust+ (A)                                                            46,600           2,672
   Extra Space Storage+ (A)                                                            166,200             916
   Federal Realty Investment Trust+ (A)                                                 66,900           3,077
   Forest City Enterprises, Cl A (A)                                                   227,000             817
   HCP+ (A)                                                                            212,600           3,795
   Host Hotels & Resorts+                                                              804,644           3,154
   Kimco Realty+ (A)                                                                   742,500           5,658
   Liberty Property Trust+ (A)                                                          81,800           1,549
   Macerich+ (A)                                                                       163,600           1,024
   Mitsubishi Estate                                                                   233,000           2,600
   Post Properties+ (A)                                                                217,000           2,200
   Prologis+ (A)                                                                       144,600             940
   PS Business Parks+                                                                   19,505             719
   Public Storage+ (A)                                                                 110,154           6,086
   Regency Centers+ (A)                                                                248,200           6,595
   Saul Centers+                                                                        35,000             804
   Simon Property Group+ (A)                                                           305,987          10,599
   SL Green Realty+ (A)                                                                134,500           1,453
   Strategic Hotels & Resorts+ (A)                                                     194,900             135
   Taubman Centers+ (A)                                                                 54,850             935
   Thomas Properties Group                                                              30,338              36
   Unibail (France)+                                                                    13,306           1,884
   Ventas+ (A)                                                                         186,300           4,212

                                                                                    Shares/
                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Verde Realty PIPE* (B) (D)                                                           21,400   $         343
   Vornado Realty Trust+ (A)                                                           277,261           9,216
                                                                                                 -------------
                                                                                                       117,892
                                                                                                 -------------
Total Common Stock
   (Cost $210,756) ($ Thousands)                                                                       120,542
                                                                                                 -------------
CONVERTIBLE BONDS -- 2.0%
   Boston Properties CV to 7.0430
         2.875%, 02/15/37+                                                       $         739             576
   Forest City Enterprises CV to 15.0631
         3.625%, 10/15/11                                                                1,130             638
   Vornado Realty Trust CV to 6.1553
         2.850%, 04/01/27+ (A)                                                           1,945           1,459
                                                                                                 -------------
                                                                                                         2,673
                                                                                                 -------------
Total Convertible Bonds
   (Cost $2,466) ($ Thousands)                                                                           2,673
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 41.2%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (C)                                                                56,385,015          54,690
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $56,385) ($ Thousands)                                                                         54,690
                                                                                                 -------------
CASH EQUIVALENT -- 6.5%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                               8,684,090           8,684
                                                                                                 -------------
Total Cash Equivalent
   (Cost $8,684) ($ Thousands)                                                                           8,684
                                                                                                 -------------
Total Investments -- 140.4%
   (Cost $278,291) ($ Thousands)                                                                 $     186,589
                                                                                                 =============

Percentages are based on Net Assets of $132,864 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) This Security or a partial position of this security is on loan at March 31, 2009 (see Note 7). The total market value of securities on loan at March 31, 2009 was $58,224 ($ Thousands).

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2009 was $343 ($ Thousands) and represented 0.26% of Net Assets.

(C) This security was purchased with cash collateral received from securities lending. The total value of such securities as of March 31, 2009 was $54,690 ($ Thousands).

(D) Security considered illiquid and restricted. The total market value of such securities as of March 31, 2009 was $343 ($ Thousands) and represented 0.26% of Net Assets.

Cl -- Class

CV -- Convertible Security

L.P. -- Limited Partnership

PIPE -- Private Investment in Public Entity

The accompanying notes are an integral part of the financial statements.


    100 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Enhanced Income Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Mortgage-Backed Securities   26.6%
Loan Participations          19.1%
Asset-Backed Securities      14.7%
Corporate Obligations        11.3%
Cash Equivalent              10.1%
Repurchase Agreement         10.0%
Time Deposits                 8.1%
Common Stock                  0.1%
U.S. Treasury Obligation      0.0%

#    Percentages based on total investments.

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
MORTGAGE-BACKED SECURITIES -- 26.6%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 14.0%
   FHLB
         1.020%, 02/26/10                                                        $       3,000   $       3,001
   FHLMC
         6.000%, 09/01/26                                                                  905             950
         2.875%, 04/30/10                                                                3,000           3,056
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37                                                                   15               2
   FHLMC TBA
         4.500%, 04/01/19                                                                2,500           2,572
   FNMA
         6.500%, 09/01/26 to 07/01/38                                                      511             541
         6.000%, 01/01/27                                                                2,092           2,198
         4.750%, 04/19/10                                                                4,000           4,147
   FNMA TBA
         6.500%, 04/30/37                                                                5,000           5,266
         6.000%, 11/01/14 to 11/01/26                                                    5,081           5,329
         4.500%, 04/30/20                                                                2,500           2,573
                                                                                                 -------------
                                                                                                        29,635
                                                                                                 -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 12.6%
   American Tower Trust, Ser 2007-1A,
      Cl D
         5.957%, 04/15/37 (A)                                                            1,250           1,006
   Arkle Master Issuer PLC, Ser 2006-1A,
      Cl 3M
         1.428%, 02/17/52 (A) (B)                                                        1,000             928
   Banc of America Mortgage Securities,
      Ser 2004-J, Cl 2A1
         4.761%, 11/25/34 (B)                                                              304             210
   Banc of America Mortgage Securities,
      Ser 2005-C, Cl 2A2
         4.712%, 04/25/35 (B)                                                              893             592
   Banc of America Mortgage Securities,
      Ser 2005-I, Cl 2A1
         4.869%, 10/25/35 (B)                                                              635             433

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Bayview Commercial Asset Trust,
      Ser 2006-4A, Cl A2
         0.744%, 12/25/36 (A) (B)                                                $         499   $         280
   Citigroup Commercial Mortgage Trust,
      Ser 2006-FL2, Cl D
         0.766%, 08/15/21 (A) (B)                                                          400             233
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
         1.506%, 04/15/22 (A) (B)                                                          775              58
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A
         4.432%, 09/25/34 (B)                                                              180             113
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1
         4.900%, 10/25/35 (B)                                                              686             442
   Commercial Mortgage Pass-Through
      Certificates, Ser 2006-FL12, Cl A2
         0.433%, 12/15/20 (A) (B)                                                          972             685
   Crown Castle Towers LLC, Ser 2006-1A,
      Cl E
         6.065%, 11/15/36 (A)                                                            1,775           1,500
   Crusade Global Trust, Ser 2007-1,
      Cl A1
         1.203%, 04/19/38 (B)                                                            1,020             831
   First Horizon Alternative Mortgage
      Securities, Ser 2005-AA3, Cl 3A1
         5.351%, 05/25/35 (B)                                                            1,255             623
   First Horizon Asset Securities,
      Ser 2005-AR4, Cl 2A1
         5.339%, 10/25/35 (B)                                                            1,089             541
   Granite Master Issuer PLC, Ser 2007-1,
      Cl 1C1
         0.845%, 12/20/54 (B)                                                              410              21
   Granite Master Issuer PLC, Ser 2007-2,
      Cl 2C1
         0.789%, 12/17/54 (B)                                                              525              26
   Greenwich Capital Commercial Funding,
      Ser 2006-FL4A, Cl C
         0.737%, 11/15/21 (A) (B)                                                          810             379
   GS Mortgage Securities II,
      Ser 2007-EOP, Cl K
         1.568%, 03/06/20 (A) (B)                                                          380             237
   Harborview Mortgage Loan Trust,
      Ser 2005-14, Cl 3A1A
         5.301%, 12/19/35 (B)                                                            1,334             663
   Impac CMB Trust, Ser 2005-1, Cl 1A1
         0.734%, 04/25/35 (B)                                                              383             145
   Impac CMB Trust, Ser 2005-4, Cl 1M1
         0.904%, 05/25/35 (B)                                                              585             105
   Interstar Millennium Trust, Ser 2002-1G,
      Cl A2
         1.601%, 07/07/34 (B)                                                               81              74


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-FL2A, Cl J
         0.983%, 11/15/18 (A) (B)                                                $       1,962   $         703
   JPMorgan Mortgage Trust,
      Ser 2006-A6, Cl 4A1
         5.251%, 10/25/36 (B)                                                            1,051             784
   JPMorgan Mortgage Trust,
      Ser 2007-A3, Cl 1A1
         5.436%, 05/25/37 (B)                                                            1,909             989
   Leek Finance PLC, Ser 2006-18A,
      Cl A2B
         1.655%, 09/21/38 (A) (B)                                                          374             277
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 1A
         4.613%, 12/25/34 (B)                                                              357             175
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2
         4.485%, 02/25/35 (B)                                                            1,523           1,040
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
         5.149%, 12/25/35 (B)                                                            1,274             905
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E
         5.149%, 12/25/35 (B)                                                            1,944           1,242
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 2A1
         5.379%, 02/25/36 (B)                                                            1,027             632
   Morgan Stanley Capital I,
      Ser 2007-XLFA, Cl C
         0.717%, 10/15/20 (A) (B)                                                        1,025             372
   MortgageIT Trust, Ser 2005-5, Cl A1
         0.782%, 12/25/35 (B)                                                            1,290             562
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C
         1.494%, 07/15/42 (B)                                                              700             626
   Prudential Commercial Mortgage Trust,
      Ser 2003-PWR1, Cl A1
         3.669%, 02/11/36                                                                  675             660
   Residential Funding Mortgage
      Securities I, Ser 2006-SA1, Cl 1A1
         5.676%, 02/25/36 (B)                                                              554             337
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A2
         5.664%, 04/25/37 (B)                                                              944             488
   Sequoia Mortgage Trust, Ser 2004-10,
      Cl A2
         0.790%, 11/20/34 (B)                                                              257             148
   Sequoia Mortgage Trust, Ser 2004-11,
      Cl A1
         0.770%, 12/20/34 (B)                                                              205             119
   Sequoia Mortgage Trust, Ser 2005-2,
      Cl A1
         0.690%, 03/20/35 (B)                                                              115              64

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Sequoia Mortgage Trust, Ser 2007-1,
      Cl 2A1
         5.814%, 02/20/47 (B)                                                    $       1,799   $       1,021
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2004-AR5, Cl A6
         3.828%, 06/25/34 (B)                                                            1,200           1,196
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR3, Cl A2
         4.638%, 03/25/35 (B)                                                            1,181             750
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR2, Cl 1A1
         5.295%, 03/25/37 (B)                                                              682             384
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2003-J, Cl 2A4
         4.451%, 10/25/33 (B)                                                               29              29
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-BB, Cl A2
         4.558%, 01/25/35 (B)                                                              653             525
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR1, Cl 2A1
         4.489%, 02/25/35 (B)                                                              825             656
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR2, Cl 2A2
         4.556%, 03/25/35 (B)                                                              727             530
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR16, Cl A1
         5.681%, 10/25/36 (B)                                                            1,482             825
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR8, Cl 2A1
         5.240%, 07/25/36 (B)                                                            1,054             599
                                                                                                 -------------
                                                                                                        26,763
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $72,995) ($ Thousands)                                                                         56,398
                                                                                                 -------------
LOAN PARTICIPATIONS -- 19.2%
   Acument Global Technologies,
      Term B Loan
         4.720%, 08/11/13                                                                1,952             878
   Alpha Topco, 2nd Lien
         5.311%, 06/30/14                                                                1,000             226
   Arclin US Holdings, 1st Lien
         3.980%, 07/10/14                                                                1,840             828
   Bio Tech Research Labs, 1st Lien
         2.520%, 03/17/14                                                                  978             509
   CCS Medical
         4.470%, 09/30/12                                                                5,227           2,492
   Clarke American, Term B Loan
         3.398%, 06/30/14                                                                1,970           1,174


    102 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Delta Air Lines, 2nd Lien
         3.758%, 04/30/14                                                        $         478   $         213
   Dollar General, Tranche B-2
         3.268%, 07/07/14                                                                3,000           2,572
   DTN, 1st Lien, Tranche C
         6.691%, 08/15/14                                                                  867             731
   Euramax International, 1st Lien
         8.750%, 06/29/12                                                                1,428             296
   Ferro
         1.000%, 06/06/12 (C)                                                              644             148
   First Data Corporation, Tranche B-1
         3.272%, 09/24/14                                                                3,465           2,334
   Fontainebleau Miami, Term B Loan
         7.326%, 06/06/12                                                                2,500             383
   Ginn La Conduit Lender, 1st Lien,
      Tranche A
         8.545%, 06/08/11                                                                  631              72
   Ginn La Conduit Lender, 1st Lien,
      Tranche B
         9.500%, 06/08/11                                                                1,352             156
   Green Valley Ranch Gaming, 2nd Lien
         3.814%, 08/16/14                                                                1,000              50
   JHT Holding, 2nd Lien
         12.500%, 12/21/12                                                                  35              18
   Lake at Las Vegas
         15.460%, 06/20/12 (F)                                                           2,250             141
         12.000%, 06/20/12 (F)                                                           1,000             995
         0.000%, 07/16/09 (F)                                                            1,353           1,347
   Lake at Las Vegas (Synthetic)
         16.100%, 06/20/12                                                                 241              15
   Land Investment Consortium, 1st Lien
         4.518%, 05/09/11                                                                  896             403
   Lifecare Holding
         5.430%, 08/11/12                                                                  490             283
   Manitowoc, Term B Loan
         6.500%, 04/14/14                                                                1,000             708
   Metro PCS Wireless, Term B Loan
         3.213%, 11/04/13                                                                2,972           2,699
   Monitor Oil, 2nd Lien
         0.000%, 01/25/15 (C)                                                               47              --
   Mylan Laboratories, Term B Loan
         4.245%, 10/02/14                                                                  975             903
   Mylan Laboratories, Term B Loan
         4.367%, 10/02/14                                                                  975             902
   Pinnacle Foods Group
         3.247%, 04/19/14                                                                  983             801
   Pivotal Promontory LLC, 1st Lien
         11.500%, 08/31/10                                                               2,955             961
   Roofing Supply Group
         9.250%, 06/30/13                                                                  945             567
   Serena Software
         2.508%, 03/11/13                                                                1,707           1,028

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Sirva Worldwide
         12.000%, 05/15/15                                                       $       1,064   $          53
         9.500%, 05/12/12                                                                  510             229
         9.461%, 05/12/12 (D)                                                              242              97
   Sirva Worldwide (unfunded)
         0.500%, 05/12/12 (C)                                                              544             326
   Spirit Finance
         4.170%, 07/15/13                                                                2,500             625
         4.170%, 08/01/13                                                                1,000             250
   Texas Competitive Electric Holdings,
      Tranche B-2
         4.033%, 10/10/14                                                                1,945           1,278
   The Newark Group
         10.750%, 03/22/13                                                                 340             146
   The Newark Group (Synthetic)
         10.750%, 03/22/13                                                               1,512             650
   Totes Isotoner, 1st Lien
         3.034%, 01/31/13                                                                3,258           1,564
   US Airways Group
         3.023%, 03/19/14                                                                  745             296
         3.023%, 03/21/14                                                                4,000           1,591
   Venoco, 2nd Lien
         5.250%, 05/07/14                                                                  989             511
   Verint Systems
         3.810%, 05/27/14                                                                1,877           1,154
   Waiccs Las Vegas 3 LLC, 1st Lien
         4.022%, 07/30/09                                                                2,000           1,400
   Waiccs Las Vegas 3 LLC, 2nd Lien
         9.523%, 07/30/09                                                                2,000             700
   WideOpenWest Finance, 1st Lien
         3.019%, 06/30/14                                                                2,000           1,353
         3.019%, 06/01/14                                                                2,000           1,353
   Wm. Bolthouse Farms, 1st Lien
         2.750%, 12/17/12                                                                2,893           2,278
                                                                                                 -------------
Total Loan Participations
   (Cost $77,573) ($ Thousands)                                                                         40,687
                                                                                                 -------------
ASSET-BACKED SECURITIES -- 14.8%
AUTOMOTIVE -- 3.5%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl A4
         5.200%, 03/06/11                                                                  621             613
   Americredit Prime Automobile
      Receivable, Ser 2007-1, Cl D
         5.520%, 01/08/12                                                                  775             435
   Capital Auto Receivables Asset Trust,
      Ser 2007-1, Cl B
         5.150%, 09/17/12                                                                  955             741


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Carmax Auto Owner Trust, Ser 2007-1,
      Cl C
         5.530%, 07/15/13                                                        $         190   $         115
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl C
         5.800%, 02/15/13                                                                  515             330
   Harley-Davidson Motorcycle Trust,
      Ser 2006-1, Cl B
         5.240%, 11/15/13 (A)                                                            1,550           1,035
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
         5.430%, 11/15/14                                                                  890             528
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/15/14                                                                1,225             772
   Hyundai Auto Receivables Trust,
      Ser 2006-B, Cl D
         5.410%, 05/15/13                                                                  536             505
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
         5.040%, 01/17/12                                                                  571             581
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A4
         5.260%, 11/15/12                                                                  625             636
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                                                                1,283           1,012
                                                                                                 -------------
                                                                                                         7,303
                                                                                                 -------------
CREDIT CARDS -- 4.8%
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2
         0.795%, 06/20/14 (B)                                                            1,000             255
   Advanta Business Card Master Trust,
      Ser 2007-B1, Cl B
         0.795%, 12/22/14 (B)                                                            2,000             383
   American Express Credit Account
      Master Trust, Ser 2004-C, Cl C
         0.833%, 02/15/12 (A) (B)                                                          124             116
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7
         0.786%, 03/15/12 (B)                                                            1,000             939
   Citibank Credit Card Issuance Trust,
      Ser 2006-C4, Cl C4
         0.753%, 01/09/12 (B)                                                            1,800           1,611
   Citibank Credit Card Issuance Trust,
      Ser 2007-B5, Cl B5
         1.153%, 11/07/14 (B)                                                            2,000           1,249
   GE Capital Credit Card Master Note
      Trust, Ser 2007-4, Cl B
         0.533%, 06/15/15 (B)                                                            3,150           1,477

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   MBNA Master Credit Card Trust,
      Ser 1997-B, Cl B
         0.683%, 08/15/14 (B)                                                    $       2,100   $       1,459
   MBNA Master Credit Card Trust,
      Ser 1999-J, Cl C
         7.850%, 02/15/12 (A)                                                            1,500           1,471
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2
         1.056%, 08/15/15 (A) (B)                                                          800             359
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A
         0.936%, 10/15/13 (A) (B)                                                        1,000             833
                                                                                                 -------------
                                                                                                        10,152
                                                                                                 -------------
MORTGAGE RELATED SECURITIES -- 1.5%
   ACE Securities, Ser 2006-HE1, Cl M2
         0.874%, 02/25/36 (B)                                                              515               8
   ACE Securities, Ser 2006-OP2, Cl A2B
         0.584%, 08/25/36 (B)                                                            1,000             629
   Asset-Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B
         0.632%, 10/25/36 (B)                                                            1,100             919
   New Century Home Equity Loan Trust,
      Ser 2005-1, Cl A1MZ
         0.764%, 03/25/35 (B)                                                               35              15
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1
         0.992%, 08/25/35 (B)                                                              428             186
   Option One Mortgage Loan Trust,
      Ser 2007-2, Cl M1
         0.834%, 03/25/37 (B)                                                            2,635              56
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3
         5.611%, 01/25/37 (B)                                                              285             142
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
         5.900%, 03/25/37                                                                  938             781
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         0.642%, 02/25/38 (B)                                                              600             515
                                                                                                 -------------
                                                                                                         3,251
                                                                                                 -------------
OTHER ASSET-BACKED SECURITIES -- 5.0%
   ACAS Business Loan Trust,
      Ser 2006-1A, Cl A
         1.486%, 11/27/19 (A) (B)                                                        1,676             980
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C
         2.087%, 08/16/19 (A) (B)                                                        1,837              92


    104 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   AIG Credit Premium Finance Master
      Trust, Ser 2007-AA, Cl C
         0.733%, 12/15/11 (A) (B)                                                $       1,245   $         212
   Babson CLO, Ser 2007-1A, Cl A1
         1.367%, 01/18/21 (A) (B)                                                        1,120             783
   Capital Trust Re CDO Ltd., Ser 2006-4A,
      Cl A1
         0.780%, 10/20/43 (A) (B)                                                        1,024             358
   CapitalSource Commercial Loan Trust,
      Ser 2006-2A, Cl A1A
         0.755%, 09/20/22 (A) (B)                                                          594             496
   CapitalSource Commercial Loan Trust,
      Ser 2007-1, Cl C
         1.120%, 03/20/17 (A) (B)                                                          458             295
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl C
         5.290%, 04/20/14                                                                   41              38
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1
         0.812%, 12/25/36 (B)                                                              805             136
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl 3AV3
         0.724%, 04/25/36 (B)                                                            1,107             773
   Countrywide Asset-Backed Certificates,
      Ser 2006-18, Cl M1
         0.774%, 03/25/37 (B)                                                            1,000              56
   Countrywide Asset-Backed Certificates,
      Ser 2006-22, Cl M1
         0.704%, 05/25/37 (B)                                                            1,500              44
   Countrywide Asset-Backed Certificates,
      Ser 2006-22, Cl M3
         0.784%, 05/25/37 (B)                                                            1,000              10
   Credit-Based Asset Servicing and
      Securitization CDO, Ser 2006-16A,
      Cl A
         1.527%, 09/06/41 (A) (B)                                                          520              62
   Dominos Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37 (A)                                                            2,200           1,172
   First Franklin Mortgage Loan Asset
      Backed Certificates, Ser 2007-FF1,
      Cl M2
         0.782%, 01/25/38 (B)                                                            1,145              15
   GE Business Loan Trust, Ser 2003-2A,
      Cl B
         1.333%, 11/15/31 (A) (B)                                                           95              63
   GE Business Loan Trust, Ser 2004-2A,
      Cl B
         0.813%, 12/15/32 (A) (B)                                                           97              64
   GE Business Loan Trust, Ser 2004-2A,
      Cl A
         0.553%, 12/15/32 (A) (B)                                                          129              63

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   GE Business Loan Trust, Ser 2006-2A,
      Cl D
         1.083%, 11/15/34 (A) (B)                                                $         274   $         101
   GE Commercial Loan Trust,
      Ser 2006-3, Cl C
         0.909%, 01/19/17 (A) (B)                                                          344               7
   GE Dealer Floorplan Master Note Trust,
      Ser 2006-2, Cl C
         0.900%, 04/20/13 (B)                                                              460             170
   GMAC Mortgage Loan Trust,
      Ser 2006-HE4, Cl A2
         0.662%, 12/25/36 (B)                                                              946             253
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH1, Cl M1
         0.694%, 07/25/36 (B)                                                              335              72
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH2, Cl MV1
         0.684%, 10/25/36 (B)                                                            1,125              77
   JPMorgan Mortgage Acquisition,
      Ser 2006-WMC3, Cl A4
         0.624%, 08/25/36 (B)                                                            1,250             367
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH3, Cl M3
         0.844%, 03/25/37 (B)                                                              385              16
   Katonah, Ser 2005-7A, Cl B
         1.654%, 11/15/17 (A) (B)                                                          700             231
   Lambda Finance, Ser 2005-1A, Cl A3
         1.464%, 11/15/29 (A) (B)                                                        1,338           1,104
   Marriott Vacation Club Owner Trust,
      Ser 2006-2A, Cl A
         5.362%, 10/20/28 (A)                                                              134             109
   Marriott Vacation Club Owner Trust,
      Ser 2007-1A, Cl D
         6.135%, 05/20/29 (A)                                                              612             414
   Prima, Ser 2006-1, Cl A1
         5.417%, 12/28/48                                                                2,112           1,098
   Sierra Receivables Funding,
      Ser 2007-2A, Cl A2
         1.545%, 09/20/19 (A) (B)                                                          864             531
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C
         1.156%, 01/15/12 (B)                                                              215              46
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B
         0.856%, 01/15/12 (B)                                                              115              57
   Triton Container Finance LLC,
      Ser 2006-1A, Cl N
         0.647%, 11/26/21 (A) (B)                                                          581             262
                                                                                                 -------------
                                                                                                        10,627
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $63,194) ($ Thousands)                                                                         31,333
                                                                                                 -------------


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CORPORATE OBLIGATIONS -- 11.4%
CONSUMER DISCRETIONARY -- 0.5%
   President and Fellows of Harvard College
         3.700%, 04/01/13                                                        $       1,060   $       1,052
                                                                                                 -------------
FINANCIALS -- 7.7%
   Banco Santander Chile
         1.634%, 12/09/09 (A) (B)                                                        1,750           1,734
   BTM Curacao Holdings MTN
         4.760%, 07/21/15 (A) (B)                                                        1,000             938
   Citigroup
         1.799%, 08/25/36 (B)                                                            1,500             407
   Everest Reinsurance Holdings
         8.750%, 03/15/10                                                                1,050           1,043
   General Electric Capital
         1.584%, 06/08/09 (B)                                                              550             552
   ILFC E-Capital Trust I
         5.900%, 12/21/65 (A) (B)                                                        1,000             151
   JPMorgan Chase Capital XXI, Ser U
         2.120%, 02/02/37 (B)                                                            2,550             983
   Liberty Property L.P.
         7.250%, 03/15/11+++                                                             1,000             895
   MBIA Insurance
         14.000%, 01/15/33 (A) (B)                                                       1,000             310
   Mellon Funding
         1.388%, 05/15/14 (B)                                                            2,100           1,989
   Merrill Lynch
         2.756%, 09/15/36 (B)                                                              700             491
   Monumental Global Funding III
         1.294%, 01/15/14 (A) (B)                                                        1,800           1,253
   Prudential Financial MTN
         5.100%, 12/14/11                                                                  310             277
   State Street
         1.274%, 04/30/12 (B)                                                            1,215           1,099
   State Street Capital Trust IV
         2.996%, 06/15/37 (B)                                                              850             334
   Unitrin
         6.000%, 05/15/17                                                                1,270             744
         4.875%, 11/01/10                                                                1,000             811
   VTB 24 Capital PLC, Ser E MTN
         2.104%, 12/07/09 (B)                                                            1,000             940
   Western Union
         5.400%, 11/17/11                                                                1,175           1,198
                                                                                                 -------------
                                                                                                        16,149
                                                                                                 -------------
HEALTH CARE -- 0.9%
   Quest Diagnostics
         5.125%, 11/01/10                                                                1,000           1,004
   UnitedHealth Group
         2.541%, 02/07/11 (B)                                                            1,000             962
                                                                                                 -------------
                                                                                                         1,966
                                                                                                 -------------

                                                                                  Face Amount
                                                                                 ($ Thousands)    Market Value
Description                                                                         /Shares)     ($ Thousands)
-----------                                                                      -------------   -------------
INDUSTRIALS -- 0.3%
   Continental Airlines, Ser 061G
         1.611%, 06/02/13 (B)                                                    $       1,000   $         639
                                                                                                 -------------
REGIONAL AGENCIES -- 0.3%
   Republic of Trinidad & Tobago
         9.875%, 10/01/09                                                                  500             512
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 1.4%
   Corning
         6.050%, 06/15/15                                                                1,000             955
   Telecom Italia Capital
         1.753%, 07/18/11 (B)                                                            1,000             865
   Vodafone Group PLC
         1.536%, 02/27/12 (B)                                                            1,300           1,198
                                                                                                 -------------
                                                                                                         3,018
                                                                                                 -------------
UTILITIES -- 0.3%
   Southern, Ser A
         5.300%, 01/15/12                                                                  665             693
                                                                                                 -------------
Total Corporate Obligations
   (Cost $31,371) ($ Thousands)                                                                         24,029
                                                                                                 -------------
COMMON STOCK -- 0.1%
   JHT Holding*                                                                          4,002              --
   Sirva Worldwide*                                                                      6,263             128
                                                                                                 -------------
Total Common Stock
   (Cost $--) ($ Thousands)                                                                                128
                                                                                                 -------------
TIME DEPOSITS -- 8.2%
   HSBC London
         0.220%, 04/09/09                                                                5,270           5,270
   Lloyds TSB London
         0.500%, 04/16/09                                                                2,264           2,265
   Royal Bank of Scotland London
         0.470%, 04/13/09                                                                5,002           5,002
         0.120%, 04/02/09                                                                4,767           4,767
                                                                                                 -------------
Total Time Deposits
   (Cost $17,304) ($ Thousands)                                                                         17,304
                                                                                                 -------------
CASH EQUIVALENT -- 10.1%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**+                                                               21,451,102          21,451
                                                                                                 -------------
Total Cash Equivalent
   (Cost $21,451) ($ Thousands)                                                                         21,451
                                                                                                 -------------


    106 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
REPURCHASE AGREEMENT -- 10.0%
   Bank of America (E)
      0.240%, dated 03/31/09, to be
      repurchased on 04/01/09,
      repurchase price $21,200,141
      (collateralized by a FNMA
      obligation, par value value
      $31,776,101, 5.000%, 03/01/35;
      market value $21,624,000)                                                  $      21,200   $      21,200
                                                                                                 -------------
Total Repurchase Agreement
   (Cost $21,200) ($ Thousands)                                                                         21,200
                                                                                                 -------------
Total Investments -- 100.4%
   (Cost $305,088) ($ Thousands)                                                                 $     212,530
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                    NUMBER OF                  UNREALIZED
TYPE OF             CONTRACTS   EXPIRATION    DEPRECIATION
CONTRACT             (SHORT)       DATE      ($ THOUSANDS)
--------            ---------   ----------   -------------
U.S. 10-Year Note      (31)      Jun-2009        $(123)
U.S. 5-Year Note       (65)      Jun-2009         (164)
                                                 -----
                                                 $(287)
                                                 =====

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                    UNREALIZED
                     CURRENCY        CURRENCY      APPRECIATION
MATURITY            TO DELIVER      TO RECEIVE    (DEPRECIATION)
DATE               (THOUSANDS)     (THOUSANDS)     ($ THOUSANDS)
--------          -------------   -------------   --------------
4/14/09-6/10/09   USD       352   EUR       265       $  (1)
4/14/09-7/10/09   CHF    16,100   EUR    10,453        (299)
4/14/09-7/10/09   EUR    10,594   CHF    16,100         111
4/14/09-7/10/09   USD       224   AUD       325           1
4/14/09-8/12/09   AUD     5,494   JPY   338,000        (384)
4/14/09-8/12/09   EUR     7,078   JPY   908,000        (192)
4/14/09-8/12/09   JPY   338,000   AUD     5,271         229
4/14/09-8/12/09   JPY   908,000   EUR     7,084         200
4/14/09-8/12/09   USD     2,665   NZD     4,625         (39)
4/14/09-9/10/09   GBP     8,935   JPY 1,282,000         194
4/14/09-9/10/09   JPY 1,282,000   GBP     8,690        (545)
4/14/09-9/10/09   NZD     4,727   USD     2,673         (10)
4/14/09-9/10/09   USD       412   GBP       287          --
4/15/09-8/12/09   CHF     2,200   NOK    12,391        (105)
4/15/09-8/12/09   NOK    12,805   CHF     2,200          44
4/15/09-8/12/09   USD        62   NOK       413          (1)
5/13/09           AUD       856   SGD       900          (1)
5/13/09           SGD       900   AUD       865           7
5/13/09-9/10/09   AUD       101   USD        69          --
6/10/09-7/10/09   EUR     1,965   SGD     3,900         (45)
6/10/09-7/10/09   JPY   243,000   NOK    17,987         194
6/10/09-7/10/09   NOK    17,659   JPY   243,000        (146)
6/10/09-7/10/09   NOK       327   USD        49           1
6/10/09-7/10/09   SGD     3,900   EUR     1,940          12
7/10/09-8/12/09   EUR       104   USD       138          --
7/10/09-9/10/09   AUD     2,706   CHF     2,100         (12)
7/10/09-9/10/09   CHF     2,100   AUD     2,695           5
7/10/09-9/10/09   CHF     2,900   GBP     1,720         (93)
7/10/09-9/10/09   GBP     1,756   CHF     2,900          42
9/10/09           CHF     1,400   USD     1,190         (47)
9/10/09           GBP       416   SGD       900          (5)
9/10/09           JPY    61,000   NZD     1,199          57
9/10/09           NZD     1,098   JPY    61,000          --
9/10/09           SGD       900   GBP       408          (6)
9/10/09           USD     1,196   CHF     1,400          40
                                                      -----
                                                      $(794)
                                                      =====

Description

Percentages are based on a Net Assets of $211,662 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security-The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2009. The date reported on the Schedule of Investments is the next reset date.

(C)  Unfunded bank loan. Interest rate not available.

(D)  Unsettled bank loan. Interest rate not available.

(E)  Tri-Party Repurchase Agreement

(F)  Security in default on interest payments.

AUD -- Australian Dollar

CDO -- Collateralized Debt Obligation

CHF -- Swiss Franc

Cl -- Class

CLO -- Collateralized Loan Obligation

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GBP -- British Pound

IO -- Interest Only-face amount represents notional amount

JPY -- Japanese Yen

LLC -- Limited Liability Company

L.P. -- Limited Partnership

Ltd -- Limited

MTN -- Medium Term Note

NOK -- Norwegian Krone

NZD -- New Zealand Dollar

PLC -- Public Limited Company

Ser -- Series

SGD -- Singapore Dollar

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 107

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Mortgage-Backed Securities           49.7%
Financials                           11.0%
Affiliated Partnership                7.8%
Asset-Backed Securities               5.7%
U.S.Treasury Obligations              5.5%
Energy                                3.3%
Cash Equivalents                      3.2%
Utilities                             2.6%
Industrials                           1.9%
Telecommunication Services            1.8%
Health Care                           1.4%
Consumer Discretionary                1.3%
Loan Participations                   0.9%
Commercial Paper                      0.9%
Materials                             0.8%
Consumer Staples                      0.8%
U.S. Government Agency Obligations    0.7%
Sovereign                             0.6%
Information Technology                0.1%
Preferred Stock                       0.0%
Purchase Options                      0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
MORTGAGE-BACKED SECURITIES-- 62.7%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 47.5%
   FHLMC
         7.500%, 11/01/29 to 09/01/32                                            $       1,933   $       2,088
         7.000%, 06/01/09 to 01/01/32                                                      374             402
         6.500%, 12/01/13 to 09/01/38                                                   25,022          26,428
         6.000%, 08/01/16 to 09/01/38                                                   73,743          77,256
         5.500%, 12/01/13 to 03/01/38                                                   63,942          66,612
         5.000%, 10/01/14 to 02/01/39                                                   99,037         102,524
         4.500%, 04/01/35 to 11/01/35                                                    3,200           3,271
         4.000%, 09/01/18 to 10/01/33                                                    4,403           4,477
         0.376%, 04/27/09 (A)                                                            3,895           3,895
   FHLMC ARM
         6.430%, 10/01/37                                                                  820             857
         6.429%, 11/01/37                                                                    7               7
         6.149%, 01/01/37                                                                2,391           2,483
         5.944%, 05/01/37                                                                  332             345
         5.941%, 03/01/37                                                                  327             340
         5.930%, 05/01/37                                                                  400             417
         5.767%, 05/01/37                                                                1,448           1,503
         5.126%, 01/01/36                                                                5,466           5,647
   FHLMC CMO, Cl CY
         4.000%, 09/15/18                                                                  250             259
   FHLMC CMO, Cl GB
         6.500%, 11/15/36                                                               11,067          11,742
   FHLMC CMO, Cl JR
         4.500%, 06/15/25                                                                1,674           1,733
   FHLMC CMO, Cl PE
         6.000%, 08/15/32                                                                  376             396
   FHLMC CMO, Cl TV
         4.500%, 11/15/25                                                                  667             686

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                                                        $      10,733   $       1,210
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35                                                                3,033             338
   FHLMC CMO STRIPS, Ser 233,
      Cl 6, IO
         4.500%, 08/15/35                                                                  453              46
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37                                                                2,580             292
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                                                  129             140
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                                               15,536          16,454
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                                                2,152           2,150
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                                                2,867           3,011
   FHLMC CMO, Ser 2277, Cl B
         7.500%, 01/15/31                                                                  397             415
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                                                1,467           1,484
   FHLMC CMO, Ser 2399, Cl XG
         6.500%, 01/15/32                                                                5,722           6,089
   FHLMC CMO, Ser 2558, Cl BD
         5.000%, 01/15/18                                                                  785             832
   FHLMC CMO, Ser 2564, Cl BQ
         5.500%, 10/15/17                                                                1,633           1,718
   FHLMC CMO, Ser 2590, Cl BY
         5.000%, 03/15/18                                                                  322             342
   FHLMC CMO, Ser 2623, Cl AJ
         4.500%, 07/15/16                                                                1,309           1,346
   FHLMC CMO, Ser 2672, Cl HA
         4.000%, 09/15/16                                                                  509             520
   FHLMC CMO, Ser 2695, Cl BG
         4.500%, 04/15/32                                                                1,259           1,301
   FHLMC CMO, Ser 2702, Cl AD
         4.500%, 08/15/32                                                                1,175           1,215
   FHLMC CMO, Ser 2727, Cl PW
         3.570%, 06/15/29                                                                  403             405
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                                                5,995           6,258
   FHLMC CMO, Ser 2780, Cl TB
         3.000%, 12/15/24                                                                  257             257
   FHLMC CMO, Ser 2790, Cl TN
         4.000%, 05/15/24                                                                1,398           1,420
   FHLMC CMO, Ser 2843, Cl BC
         5.000%, 08/15/19                                                                1,182           1,250
   FHLMC CMO, Ser 2945, Cl SA
         11.293%, 03/15/20 (B)                                                           4,299           4,354
   FHLMC CMO, Ser 3035, Cl PA
         5.500%, 09/15/35                                                                  424             445


    108 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   FHLMC CMO, Ser 3253, Cl A
         5.000%, 08/15/20                                                        $         871   $         906
   FHLMC CMO, Ser 3372, Cl BD
         4.500%, 10/15/22                                                                1,188           1,231
   FHLMC CMO, Ser 3465, Cl HA
         4.000%, 07/15/17                                                                1,105           1,144
   FHLMC TBA
         5.000%, 04/01/36                                                                5,400           5,569
         5.500%, 04/15/33 to 05/01/37                                                   17,500          18,107
         5.500%, 04/25/39                                                               19,710          20,449
   FNMA
         8.000%, 10/01/15                                                                   11              11
         7.000%, 09/01/26 to 06/01/35                                                    7,341           7,881
         6.500%, 05/01/17 to 12/01/37                                                    6,126           6,428
         6.000%, 06/01/22 to 08/01/37                                                   59,064          61,897
         5.500%, 06/01/14 to 01/01/39                                                  153,248         160,001
         5.000%, 01/01/20 to 06/01/38                                                   55,337          57,307
         4.500%, 06/01/35 to 04/01/38                                                   13,174          13,482
         4.000%, 08/01/20                                                                2,181           2,224
   FNMA ARM
         6.297%, 05/25/09                                                                  124             129
         6.284%, 09/01/37                                                                  209             217
         6.124%, 12/01/36                                                                  578             603
         6.106%, 11/01/37                                                                  962           1,005
         6.028%, 01/01/37                                                                  706             734
         6.020%, 04/01/37                                                                  481             501
         5.977%, 04/01/37                                                                  717             746
         5.957%, 01/01/37                                                                  892             928
         5.878%, 02/01/37                                                                  587             611
         5.818%, 05/01/37                                                                1,099           1,141
         5.768%, 08/01/37                                                                1,698           1,764
         5.635%, 02/01/36                                                                  607             630
         4.041%, 10/01/35                                                               12,181          12,460
         4.034%, 11/01/35                                                                1,885           1,928
         4.030%, 11/01/35                                                                1,846           1,888
         4.028%, 11/01/35                                                                1,900           1,943
         4.022%, 11/01/35                                                                1,838           1,880
         4.020%, 10/01/35                                                                8,412           8,604
         4.018%, 10/01/35                                                                1,058           1,082
         4.016%, 11/01/35                                                                1,870           1,912
         4.015%, 11/01/35                                                                6,214           6,356
   FNMA CMO, IO
         1.282%, 02/25/11 (B)                                                          108,620           1,261
   FNMA CMO, Cl HQ
         4.500%, 01/25/18                                                                  994           1,040
   FNMA CMO, Cl JM
         4.500%, 08/25/25                                                                  668             687
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35                                                                1,361             143
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35                                                               22,833           2,595
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                                                5,472           5,681
   FNMA CMO, Ser 2003-108, Cl BE
         4.000%, 11/25/18                                                                  706             730

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   FNMA CMO, Ser 2003-15, Cl CH
         4.000%, 02/25/17                                                        $         503   $         509
   FNMA CMO, Ser 2003-16, Cl PN
         4.500%, 10/25/15                                                                  556             561
   FNMA CMO, Ser 2004-34, Cl PL
         3.500%, 05/25/14                                                                   76              76
   FNMA CMO, Ser 2004-60, Cl PA
         5.500%, 04/25/34                                                                  832             867
   FNMA CMO, Ser 2005-57, Cl EG
         0.822%, 03/25/35 (B)                                                            2,866           2,784
   FNMA CMO, Ser 2005-58, Cl MA
         5.500%, 07/25/35                                                                  720             758
   FNMA CMO, Ser 2006-10, Cl FD
         0.872%, 03/25/36 (B)                                                            2,784           2,717
   FNMA CMO, Ser 2007-113, Cl DB
         4.500%, 12/25/22                                                                1,522           1,587
   FNMA CMO, Ser 2007-T2, Cl B
         6.022%, 11/25/10                                                                4,500           4,752
   FNMA CMO, Ser 2008-22
         5.908%, 03/25/37 (B)                                                           15,000           1,974
   FNMA CMO, Ser 2020-94, IO
         5.500%, 04/25/16                                                                   22              --
   FNMA CMO, Ser 365, IO
         5.000%, 04/01/36                                                                1,289             147
   FNMA CMO, Ser 365, Cl 2, IO
         5.000%, 02/01/36                                                                1,242             134
   FNMA TBA
         5.500%, 04/30/22 to 04/30/35                                                    7,500           7,729
         5.500%, 04/25/39 to 04/25/39                                                   20,011          20,768
         5.000%, 04/25/39 to 04/25/39                                                   39,870          41,140
         5.000%, 04/30/37 to 05/01/38                                                  136,900         141,113
         4.500%, 04/14/33 to 05/01/38                                                   22,200          22,630
         4.500%, 04/25/39                                                               94,270          96,332
   GNMA
         8.000%, 11/15/29 to 11/15/30                                                      149             161
         7.500%, 03/15/29 to 01/15/32                                                      358             386
         7.000%, 08/15/13                                                                   79              83
         6.500%, 04/15/24 to 09/15/35                                                   15,882          16,853
         6.000%, 03/15/14 to 11/15/35                                                   46,048          48,334
         5.000%, 05/15/33 to 10/15/35                                                    5,054           5,261
   GNMA ARM
         6.500%, 02/20/34                                                                  976             999
         6.000%, 06/20/35                                                                  520             525
         5.625%, 08/20/34                                                                  618             618
         5.500%, 01/10/36 to 05/20/36                                                    5,384           5,426
         5.000%, 02/20/36                                                                  905             907
         4.000%, 03/20/36                                                                  742             745
         3.750%, 12/20/33                                                               10,977          10,970
   GNMA CMO, Ser 2001-18, Cl WH
         30.123%, 04/20/31 (B)                                                             273             344
   GNMA CMO, Ser 2002-51, Cl SG
         30.138%, 04/20/31 (B)                                                             253             333
   GNMA CMO, Ser 2003-58, Cl LG, IO
         5.500%, 05/17/29                                                                  716               2


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                                        $       9,827   $      10,048
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                                                                2,974              73
   GNMA CMO, Ser 2006-37, Cl JG
         5.000%, 07/20/36                                                                  879             922
   GNMA TBA
         6.000%, 04/28/36 to 06/01/36                                                   15,600          16,234
         5.500%, 05/21/37                                                               10,000          10,363
         4.500%, 04/01/38 to 05/15/39                                                    3,800           3,876
                                                                                                 -------------
                                                                                                     1,262,537
                                                                                                 -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.2%
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11
         5.435%, 11/25/35 (B)                                                           10,279           6,753
   American Home Mortgage Assets,
      Ser 2007-2, Cl A1
         0.647%, 03/25/47 (B)                                                           10,334           3,907
   American Home Mortgage Investment
      Trust, Ser 2004-1, Cl 4A
         3.751%, 04/25/44 (B)                                                              383             209
   American Home Mortgage Investment
      Trust, Ser 2004-4, Cl 4A
         4.390%, 02/25/45 (B)                                                            1,812           1,002
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 06/25/45 (B)                                                            5,413           2,720
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A
         5.350%, 11/25/45 (B)                                                            5,282           1,883
   American Tower Trust, Ser 2007-1A,
      Cl AFX
         5.420%, 04/15/37 (C)                                                            1,749           1,513
   Banc of America Commercial Mortgage,
      Cl A2
         5.634%, 05/10/09 (B)                                                            2,576           2,104
   Banc of America Commercial Mortgage,
      Cl A3
         4.050%, 11/10/38                                                                  483             453
   Banc of America Commercial Mortgage
      Securities, Ser 2000-1, Cl A2A
         7.333%, 11/15/31 (B)                                                            1,281           1,286
   Banc of America Commercial Mortgage
      Securities, Ser 2002-PB2, Cl B
         6.309%, 06/11/35                                                                  659             609
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A2
         4.648%, 09/11/36                                                                  746             654
   Banc of America Commercial Mortgage
      Securities, Ser 2004-2, Cl A5
         4.580%, 11/10/38                                                                  294             233

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Banc of America Commercial Mortgage
      Securities, Ser 2005-3, Cl A4
         4.668%, 07/10/43                                                        $      11,300   $       8,673
   Banc of America Commercial Mortgage
      Securities, Ser 2006-2, Cl A1
         5.611%, 05/10/45                                                                1,721           1,719
   Banc of America Commercial Mortgage,
      Ser 2007-3, Cl A3
         5.658%, 07/10/14 (B)                                                            1,360             943
   Banc of America Funding, Ser 2003-1,
      Cl A1
         6.000%, 05/20/33                                                                   77              73
   Banc of America Funding, Ser 2005-B,
      Cl 2A1
         5.092%, 04/20/35 (B)                                                            5,183           2,632
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2004-2, Cl 24A
         5.304%, 05/25/34 (B)                                                            4,884           3,815
   Bear Stearns Commercial Mortgage
      Securities, Cl A2
         5.665%, 05/11/09 (B)                                                            3,539           2,957
   Bear Stearns Commercial Mortgage
      Securities, Ser 2000-WF1, Cl A2
         7.780%, 02/15/32 (B)                                                            1,844           1,860
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP4, Cl A3
         5.610%, 11/15/33                                                                  436             425
   Bear Stearns Commercial Mortgage
      Securities, Ser 2002-PBW1, Cl A2
         4.720%, 11/11/35 (B)                                                              806             766
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
         4.825%, 11/11/41                                                                  333             268
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T20, Cl A4A
         5.151%, 10/12/42 (B)                                                            3,700           2,963
   Chase Commercial Mortgage Securities,
      Ser 2000-3, Cl A2
         7.319%, 10/15/32                                                                2,273           2,298
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 2A3
         5.236%, 12/25/35 (B)                                                           12,400           6,313
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.725%, 03/15/49 (B)                                                           11,422           8,565
   Citigroup Mortgage Loan Trust,
      Ser 2005-11, Cl A3
         4.900%, 12/25/35 (B)                                                            9,050           6,771
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A4
         6.975%, 01/17/32 (B)                                                            1,004             943
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2
         7.546%, 10/17/32 (B)                                                            2,928           2,936


    110 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Commercial Mortgage Loan Trust,
      Cl A4B
         6.020%, 05/10/09 (B)                                                    $       5,275   $       3,088
   Countrywide Alternative Loan Trust,
      Ser 2003-20BC, Cl 1A1
         5.500%, 10/25/33                                                                1,520           1,273
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                                                  623             576
   Countrywide Alternative Loan Trust,
      Ser 2005-21, Cl 3A2
         2.923%, 08/25/35 (B)                                                              567             198
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1
         0.832%, 11/25/35 (B)                                                            8,041           3,232
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
         0.800%, 11/20/35 (B)                                                            9,769           3,915
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         4.220%, 05/20/46 (B) (D)                                                       31,128             311
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1
         0.592%, 07/25/36 (B)                                                              988             883
   Countrywide Home Loan Mortgage
      Pass-Through Trust,
      Ser 2005-HYB10, Cl 1A1
         5.510%, 02/20/36 (B)                                                            1,744             645
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-HYB9,
      Cl 1A1
         5.013%, 02/20/36 (B)                                                            1,127             493
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-R3,
      Cl AF
         0.922%, 09/25/35 (B) (C)                                                        5,664           4,251
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2006-HYB1,
      Cl 1A1
         5.321%, 03/20/36 (B)                                                            2,757           1,277
   CS First Boston Mortgage Securities,
      Ser 2001-CK1, Cl A3
         6.380%, 12/18/35                                                                  544             548
   CS First Boston Mortgage Securities,
      Ser 2001-CK3, Cl A4
         6.530%, 06/15/34                                                                1,490           1,484
   CS First Boston Mortgage Securities,
      Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                                                                  257             252
   CS First Boston Mortgage Securities,
      Ser 2002-CKS4, Cl A1
         4.485%, 11/15/36                                                                   29              29
   CS First Boston Mortgage Securities,
      Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                                                2,428           2,299

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   CS First Boston Mortgage Securities,
      Ser 2002-CP5, Cl A2
         4.940%, 12/15/35                                                        $         426   $         402
   CS First Boston Mortgage Securities,
      Ser 2003-AR24, Cl 2A4
         4.786%, 10/25/33 (B)                                                            5,795           4,535
   CS First Boston Mortgage Securities,
      Ser 2003-C5, Cl A4
         4.900%, 12/15/36 (B)                                                              906             794
   CS First Boston Mortgage Securities,
      Ser 2003-CK2, Cl A4
         4.801%, 03/15/36                                                                  537             479
   CS First Boston Mortgage Securities,
      Ser CPN1, Cl A2
         4.597%, 03/15/35                                                                  362             317
   Deutsche Mortgage Securities,
      Ser 2004-4, Cl 7AR2
         0.972%, 06/20/34 (B)                                                            1,469           1,062
   DLJ Commercial Mortgage,
      Ser 2000-CKP1, Cl A1B
         7.180%, 11/10/33                                                                1,038           1,058
   DLJ Commercial Mortgage, Ser CG3,
      Cl A1B
         7.340%, 09/10/09                                                                  732             735
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2004-AR2,
      Cl A2B
         0.956%, 11/19/44 (B)                                                            2,709             592
   FFCA Secured Lending,
      Ser 1999-1A, IO
         1.336%, 09/18/25 (B) (C)                                                        5,225             145
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA6, Cl 2A10
         6.000%, 11/25/36 (D)                                                              683             555
   First Union National Bank Commercial
      Mortgage, Ser 1999-C4, Cl A2
         7.390%, 12/15/31                                                                   57              57
   First Union National Bank Commercial
      Mortgage, Ser 2000-C2, Cl A2
         7.202%, 10/15/32                                                                  789             801
   First Union National Bank Commercial
      Mortgage, Ser 2001-C4, Cl B
         6.417%, 12/12/33                                                                  809             755
   Fund America Investors II, Ser 1993-A,
      Cl A2
         6.260%, 06/25/23 (B)                                                              261             222
   GE Capital Assurance, Ser 2003-1,
      Cl A4
         5.254%, 05/12/35 (B) (C)                                                        7,530           6,891
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
         6.030%, 08/11/33                                                                  359             358
   GE Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3
         6.269%, 12/10/35                                                                6,318           6,107


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                                        $      12,500   $      11,611
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A
         5.334%, 11/10/45 (B)                                                           13,025          10,844
   GE Capital Commercial Mortgage,
      Ser 2006-C1, Cl A3
         5.337%, 03/10/44 (B)                                                            2,845           2,240
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
         5.543%, 02/10/17                                                                1,510             900
   GMAC Commercial Mortgage Securities,
      Ser 2000-C2, Cl A2
         7.455%, 08/16/33 (B)                                                            2,302           2,335
   GMAC Commercial Mortgage Securities,
      Ser 2000-C3, Cl A2
         6.957%, 09/15/35                                                                3,011           3,055
   GMAC Commercial Mortgage Securities,
      Ser 2001-C1, Cl A2
         7.724%, 03/15/33 (B)                                                            2,524           2,542
   GMAC Commercial Mortgage Securities,
      Ser 2003-C2, Cl A2
         5.485%, 05/10/40 (B)                                                              535             517
   GMAC Commercial Mortgage Securities,
      Ser 2003-C3, Cl A4
         5.023%, 04/10/40                                                                2,621           2,215
   GMAC Commercial Mortgage Securities,
      Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                                                   29              28
   GMAC Commercial Mortgage Securities,
      Ser 2006-C1, Cl A4
         5.238%, 11/10/45 (B)                                                            4,800           3,822
   Greenwich Capital Commercial Funding,
      Cl A5
         5.224%, 05/10/09 (B)                                                            1,184             875
   Greenwich Capital Commercial Funding,
      Ser 2005-GG3, Cl AAB
         4.619%, 08/10/42                                                                6,305           5,866
   Greenwich Capital Commercial Funding,
      Ser 2006-GG7, Cl A4
         5.916%, 07/10/38 (B)                                                            8,650           6,277
   GS Mortgage Securities II, Cl A4
         5.560%, 11/10/39                                                                8,000           6,007
   GS Mortgage Securities II,
      Ser 2001-GL3A, Cl A2
         6.449%, 08/15/18 (B) (C)                                                        2,284           2,269
   GS Mortgage Securities II,
      Ser 2005-GG4, Cl AABA
         4.680%, 07/10/39                                                                  363             303
   GS Mortgage Securities II,
      Ser 2005-GG4, Cl A4A
         4.751%, 07/10/39                                                                6,500           4,808

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A
         8.000%, 09/19/27 (B) (C)                                                $          75   $          81
   GSR Mortgage Loan Trust,
      Ser 2003-13, Cl 1A1
         4.491%, 10/25/33 (B)                                                            6,245           5,318
   GSR Mortgage Loan Trust,
      Ser 2006-8F, Cl 3A5
         6.250%, 09/25/36 (D)                                                            3,372           2,727
   Harborview Mortgage Loan Trust,
      Ser 2005-1, Cl X, IO
         3.500%, 03/19/35                                                               12,649             172
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
         3.575%, 10/19/35 (B) (D)                                                       21,410             254
   Harborview Mortgage Loan Trust,
      Ser 2007-3, Cl 2A1A
         0.756%, 05/19/47 (B)                                                           14,126           5,835
   Heller Financial Commercial Mortgage
      Asset, Ser 1999-PH1, Cl C
         7.111%, 05/15/31 (B)                                                              250             249
   Impac Secured Assets CMO Owner
      Trust, Ser 2006-2, Cl 2A1
         0.872%, 08/25/36 (B)                                                              866             344
   Impac Secured Assets CMO Owner
      Trust, Ser 2006-3, Cl A4
         0.612%, 11/25/36 (B)                                                            3,525           1,987
   Impac Secured Assets CMO Owner
      Trust, Ser 2007-1, Cl A1
         0.582%, 03/25/37 (B)                                                           12,401           6,279
   Indymac INDA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A1
         4.582%, 01/25/36 (B)                                                              419             203
   Indymac INDA Mortgage Loan Trust,
      Ser 2007-AR7, Cl 1A1
         6.165%, 11/01/37 (B)                                                            1,866           1,026
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
         3.230%, 12/25/34 (D)                                                            5,146              39
   Indymac Index Mortgage Loan Trust,
      Ser 2007-AR15, Cl 2A1
         5.996%, 08/25/37 (B)                                                            9,002           3,692
   JPMorgan Alternative Loan Trust,
      Cl 2A6
         5.750%, 05/25/09 (B)                                                           12,253           3,572
   JPMorgan Chase Commercial Mortgage
      Securities, Cl A3
         5.420%, 01/15/49                                                                5,415           3,660
   JPMorgan Chase Commercial Mortgage
      Securities, Cl A4
         5.281%, 05/12/09 (B)                                                              550             422
   JPMorgan Chase Commercial Mortgage
      Securities
         5.861%, 05/15/09 (B)                                                              806             717


    112 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl A4
         5.882%, 07/15/17 (B)                                                    $       1,830   $       1,294
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl AM
         6.062%, 08/15/17 (B)                                                              200              81
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2001-CIB2, Cl A3
         6.429%, 04/15/35                                                                5,170           5,133
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2002-CIB5, Cl A2
         5.161%, 10/12/37                                                                  590             557
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2003-PM1A, Cl A4
         5.326%, 11/12/08 (B)                                                              184             155
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2004-C3, Cl A1
         3.765%, 01/15/42                                                                   40              40
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP2, Cl A1
         4.334%, 07/15/42                                                                   19              19
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP3, Cl A1
         4.655%, 08/15/42                                                                  165             164
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP4, Cl A4
         4.918%, 10/15/42 (B)                                                            2,480           1,918
   JPMorgan Commercial Mortgage
      Finance, Ser 2000-C10, Cl A2
         7.371%, 08/15/32 (B)                                                              867             874
   JPMorgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2
         4.498%, 11/25/08 (B)                                                           12,385           7,479
   JPMorgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2
         5.753%, 11/25/08 (B)                                                           12,600           6,513
   JPMorgan Mortgage Trust,
      Ser 2006-A3, Cl 3A4
         5.730%, 05/25/36 (B)                                                           13,560           6,175
   LB Commercial Conduit Mortgage Trust,
      Ser 1999-C2, Cl B
         7.425%, 10/15/32                                                                  378             379
   LB-UBS Commercial Mortgage Trust,
      Cl A2
         5.084%, 02/15/31                                                                1,606           1,470
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         5.594%, 06/15/31                                                                5,000           4,832
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                                                    1               1
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1
         6.000%, 08/25/34 (C)                                                            3,978           4,085

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Master Seasoned Securities Trust,
      Ser 2004-2, Cl A2
         6.500%, 08/25/32                                                        $       3,880   $       3,698
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A
         5.290%, 02/25/34 (B)                                                            5,921           4,725
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4
         4.747%, 06/12/43 (B)                                                            2,480           1,798
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl A4
         5.378%, 08/12/48                                                                1,270             797
   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3
         4.702%, 05/25/29 (B)                                                              878             686
   Morgan Stanley Capital I, Cl A2
         5.610%, 04/15/49                                                                  630             516
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl AAB
         5.037%, 01/14/42                                                                1,700           1,561
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A
         4.989%, 08/13/42                                                                5,600           4,505
   Morgan Stanley Capital I,
      Ser 2005-HQ7, Cl AAB
         5.185%, 11/14/42 (B)                                                            1,029             941
   Morgan Stanley Capital I,
      Ser 2006-T21, Cl A4
         5.162%, 10/15/52 (B)                                                            2,500           1,984
   Morgan Stanley Capital I,
      Ser 2007-IQ14, Cl A4
         5.692%, 04/15/49 (B)                                                           13,680           8,881
   Morgan Stanley Dean Witter Capital I,
      Ser 2000-LIFE, Cl A2
         7.570%, 11/15/36 (B)                                                            2,506           2,526
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP5, Cl A4
         6.390%, 10/15/35                                                                2,492           2,465
   Morgan Stanley Dean Witter Capital I,
      Ser 2002-IQ2, Cl A3
         5.520%, 12/15/35                                                                   12              12
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl A2
         4.920%, 03/12/35                                                                1,846           1,653
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S
         0.632%, 02/25/47 (B)                                                              428             276
   Nomura Asset Securities, Ser 1998-D6,
      Cl A1C
         6.690%, 03/15/30                                                                1,169           1,187
   RBS Greenwhich Capital Mortgage
      Pass-Through Certificates,
      Ser 2007-B, Cl 1A4
         0.972%, 01/25/37 (B)                                                            4,937           1,955


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Residential Accredit Loans,
      Ser 2007-QS1, Cl 2A2
         0.882%, 01/25/37 (B)                                                    $       5,239   $       2,214
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                                                1,986           2,080
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1
         5.196%, 12/25/34 (B)                                                            2,428           1,474
   Salomon Brothers Mortgage Securities
      VII, Ser 2000-C3, Cl A2
         6.592%, 12/18/33                                                                  758             760
   Salomon Brothers Mortgage Securities
      VII, Ser 2001-C2, Cl A3
         6.499%, 10/13/11                                                                5,295           5,260
   Salomon Brothers Mortgage Securities
      VII, Ser 2002-KEY2, Cl A2
         4.467%, 03/18/36                                                                1,012             964
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-19, Cl 1A1
         0.842%, 10/25/35 (B)                                                            1,907             767
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2007-7, Cl 2AS2
         5.672%, 08/25/15 (B)                                                           11,502           4,779
   Structured Asset Mortgage Investments,
      Ser 2006-AR8, Cl A1A
         0.722%, 10/25/36 (B)                                                            5,121           1,938
   Structured Asset Securities,
      Ser 2005-17, Cl 5A1
         5.500%, 10/25/35                                                                3,324           2,021
   Thornburg Mortgage Securities Trust,
      Ser 2006-3, Cl A3
         0.632%, 06/25/36 (B)                                                           11,860          11,680
   Thornburg Mortgage Securities Trust,
      Ser 2006-3, Cl A2
         0.627%, 06/25/36 (B)                                                           10,780          10,257
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 2A1
         6.210%, 08/30/37 (B)                                                            5,741           3,983
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 3A1
         6.200%, 09/25/37 (B)                                                            5,438           3,400
   US Bank, Ser 2007-1, Cl A
         5.920%, 05/25/12                                                                3,764           3,940
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C1A, Cl A4
         6.287%, 04/15/34                                                                1,543           1,515
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C5, Cl A2
         3.989%, 06/15/35                                                                  449             387
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C6, Cl A3
         4.957%, 08/15/35 (B)                                                            2,490           2,281
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C7, Cl A1
         4.241%, 10/15/35 (C)                                                              251             246

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C8, Cl A3
         4.445%, 11/15/35                                                        $         873   $         815
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C11, Cl A4
         5.030%, 01/15/41                                                                  599             468
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-OA6, Cl 1A
         2.443%, 07/25/47 (B)                                                            9,253           3,429
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                                                1,425           1,421
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR13, Cl A1A1
         0.812%, 10/25/47 (B)                                                            4,525           1,857
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR15, Cl A1A2
         0.802%, 11/25/47 (B)                                                            6,806           2,187
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR16, Cl 1A4A
         5.102%, 12/25/35 (B)                                                           12,955           8,498
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR19, Cl A1A2
         0.812%, 12/25/45 (B)                                                            6,528           2,712
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR12, Cl 1A1
         6.069%, 10/25/36 (B) (D)                                                          693             481
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-H, Cl 1A1
         4.530%, 06/25/34 (B)                                                            6,518           5,067
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-17, Cl 1A1
         5.500%, 01/25/36                                                                3,291           2,592
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-2, Cl 3A1
         5.750%, 03/25/36                                                                1,748           1,237
                                                                                                 -------------
                                                                                                       404,001
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $1,790,214) ($ Thousands)                                                                   1,666,538
                                                                                                 -------------
CORPORATE OBLIGATIONS -- 32.2%
CONSUMER DISCRETIONARY -- 1.6%
   American Achievement
         8.250%, 04/01/12 (C)                                                              900             652
   Autozone
         6.500%, 01/15/14                                                                  960             953


    114 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Boyd Gaming
         7.125%, 02/01/16 (E)                                                    $         350   $         189
         6.750%, 04/15/14 (E)                                                              570             330
   British Sky Broadcasting Group
         9.500%, 11/15/18 (C)                                                            1,565           1,700
   Caesars Entertainment
         8.125%, 05/15/11 (E)                                                              540             176
   CCH I Holdings LLC
         11.000%, 10/01/15 (E) (F)                                                         740              80
   Clear Channel Communications
         6.250%, 03/15/11 (E)                                                            2,230             446
         4.250%, 05/15/09                                                                  990             881
   Comcast
         8.375%, 03/15/13                                                                3,380           3,615
         6.750%, 01/30/11 (E)                                                            2,310           2,390
         6.500%, 01/15/15 (E)                                                              985             979
         6.500%, 01/15/17                                                                  720             713
         5.850%, 11/15/15                                                                  465             446
         5.700%, 05/15/18 (E)                                                            2,340           2,195
         5.450%, 11/15/10                                                                  525             535
         5.300%, 01/15/14                                                                2,340           2,272
   Community Health Systems
         8.875%, 07/15/15 (E)                                                            1,030             973
   COX Communications
         7.875%, 08/15/09                                                                  750             760
         6.250%, 06/01/18 (C)                                                              300             267
         4.625%, 06/01/13                                                                  805             732
   Daimler Finance LLC
         7.300%, 01/15/12                                                                1,400           1,342
         6.500%, 11/15/13                                                                2,035           1,844
   DirecTV Holdings
         8.375%, 03/15/13                                                                  350             354
   Eastman Kodak
         7.250%, 11/15/13                                                                2,740           1,548
   Echostar DBS
         7.750%, 05/31/15                                                                  720             662
   Ford Motor
         9.215%, 09/15/21                                                                1,000             290
         7.450%, 07/16/31 (E)                                                            2,940             934
   General Motors
         8.250%, 07/15/23 (E)                                                            3,100             364
   Hertz
         8.875%, 01/01/14 (E)                                                              725             440
   Inn of the Mountain Gods
      Resort & Casino
         12.000%, 11/15/10                                                               1,010             106
   Lamar Media, Ser B
         6.625%, 08/15/15                                                                  150             108
   Marriott International, Ser J
         5.625%, 02/15/13 (E)                                                              235             200
   MGM Mirage
         8.500%, 09/15/10                                                                  160              66
         7.625%, 01/15/17 (E)                                                            1,290             458
   News America
         6.650%, 11/15/37 (E)                                                              180             135
         6.200%, 12/15/34 (E)                                                               65              47

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Nordstrom
         7.000%, 01/15/38 (E)                                                    $         580   $         398
   River Rock Entertainment Authority
         9.750%, 11/01/11                                                                  930             465
   Service International
         7.625%, 10/01/18                                                                  340             292
         7.500%, 04/01/27                                                                  670             493
         6.750%, 04/01/16                                                                   20              17
   Station Casinos
         7.750%, 08/15/16 (E)                                                            1,495             344
   Sun Media
         7.625%, 02/15/13                                                                  470             268
   Thomson Reuters
         5.950%, 07/15/13                                                                  595             581
   Time Warner
         7.700%, 05/01/32                                                                  835             751
         6.875%, 05/01/12                                                                2,455           2,498
   Time Warner Cable
         8.750%, 02/14/19                                                                2,300           2,446
         8.250%, 04/01/19                                                                  645             663
         7.300%, 07/01/38 (E)                                                              480             434
         6.750%, 07/01/18 (E)                                                              360             338
   Time Warner Entertainment
         8.375%, 07/15/33                                                                   60              57
   TL Acquisitions
      10.500%, 01/15/15 (C)                                                                480             246
   Univision
         0.753%, 09/15/14                                                                   84              42
   Viacom
         6.875%, 04/30/36                                                                  500             365
         5.750%, 04/30/11 (E)                                                              495             482
   Visteon
         12.250%, 12/31/16 (C) (E)                                                         132               6
         8.250%, 08/01/10 (E)                                                              174               9
   Yum! Brands
         6.875%, 11/15/37                                                                  710             589
                                                                                                 -------------
                                                                                                        41,966
                                                                                                 -------------
CONSUMER STAPLES -- 1.0%
   Altria Group
         9.950%, 11/10/38                                                                  380             380
         9.700%, 11/10/18                                                                4,235           4,617
   Anheuser-Busch
         5.050%, 10/15/16                                                                  940             845
   Anheuser-Busch InBev Worldwide
         7.750%, 01/15/19 (C)                                                            1,980           1,974
   CVS Caremark
         9.350%, 01/10/23 (C)                                                            8,600           2,602
   Diageo Capital
         7.375%, 01/15/14                                                                5,695           6,257
   Dr Pepper Snapple Group
         6.820%, 05/01/18                                                                1,470           1,387
   General Mills
         6.000%, 02/15/12                                                                  750             791
         5.250%, 08/15/13                                                                   90              93


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   HJ Heinz
         5.350%, 07/15/13                                                        $         510   $         526
   Kraft Foods
         6.750%, 02/19/14                                                                  390             422
         6.125%, 02/01/18 (E)                                                            1,915           1,919
   Philip Morris Capital
         7.500%, 07/16/09                                                                1,750           1,746
   Procter & Gamble
         4.700%, 02/15/19                                                                1,905           1,921
         3.500%, 02/15/15                                                                  920             920
   Reynolds American
         6.750%, 06/15/17                                                                1,260           1,076
                                                                                                 -------------
                                                                                                        27,476
                                                                                                 -------------
ENERGY -- 4.2%
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                                                3,610           2,820
         6.750%, 05/01/11                                                                   20              20
   Anadarko Petroleum
         7.625%, 03/15/14                                                                2,290           2,275
         6.450%, 09/15/36                                                                5,370           3,753
   Apache
         6.000%, 09/15/13                                                                2,570           2,747
   Baker Hughes
         7.500%, 11/15/18 (E)                                                            3,315           3,767
   Canadian Natural Resources
         5.850%, 02/01/35                                                                  800             560
         5.700%, 05/15/17 (E)                                                              265             236
   Chesapeake Energy
         9.500%, 02/15/15                                                                  155             151
         7.250%, 12/15/18                                                                  705             579
         6.375%, 06/15/15                                                                  500             421
   Cie Generale de Geophysique-Veritas
         7.750%, 05/15/17                                                                  110              84
         7.500%, 05/15/15                                                                1,205             952
   Conoco Funding
         7.250%, 10/15/31                                                                  530             541
         6.350%, 10/15/11                                                                  920             995
   ConocoPhillips
         6.500%, 02/01/39 (E)                                                            1,445           1,410
         5.900%, 10/15/32 (E)                                                            1,090             995
         5.900%, 05/15/38 (E)                                                            1,790           1,593
   ConocoPhillips Holding
         6.950%, 04/15/29 (E)                                                            1,460           1,454
   Devon Financing
         6.875%, 09/30/11                                                                1,490           1,558
   Dynegy Holdings
         7.750%, 06/01/19 (E)                                                            1,485             965
   El Paso
         7.800%, 08/01/31                                                                  967             723
         7.750%, 01/15/32 (E)                                                            1,830           1,363
         6.950%, 06/01/28                                                                6,750           4,655
   El Paso Performance-Linked Trust
         7.750%, 07/15/11 (C)                                                            5,470           5,243

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Energy Transfer Partners
         6.700%, 07/01/18                                                        $       2,220   $       2,009
   Enterprise Products Operating
         9.750%, 01/31/14                                                                4,150           4,560
   GAZ Capital
         6.510%, 03/07/22 (C)                                                            3,460           2,232
         6.212%, 11/22/16 (C)                                                            3,570           2,606
   Hess
         7.875%, 10/01/29                                                                1,070             968
         7.300%, 08/15/31 (E)                                                            4,380           3,810
   Husky Energy
         6.800%, 09/15/37                                                                  370             283
   Husky Oil
         7.550%, 11/15/16                                                                  415             400
   KazMunaiGaz Finance MTN
         8.375%, 07/02/13 (C)                                                            4,020           3,337
   Kerr-McGee
         7.875%, 09/15/31                                                                  820             667
         6.950%, 07/01/24                                                                  450             345
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                                                                   90              92
         6.950%, 01/15/38 (E)                                                            1,950           1,669
         6.750%, 03/15/11                                                                  450             459
         6.000%, 02/01/17 (E)                                                            3,485           3,273
         5.950%, 02/15/18                                                                1,045             951
         5.850%, 09/15/12 (E)                                                            1,145           1,131
         5.000%, 12/15/13 (E)                                                            2,735           2,582
   Knight
         6.500%, 09/01/12                                                                2,475           2,308
   Nabors Industries
         6.150%, 02/15/18                                                                  795             622
   Occidental Petroleum
         7.000%, 11/01/13                                                                4,000           4,466
   OPTI Canada
         8.250%, 12/15/14 (E)                                                              700             313
         7.875%, 12/15/14                                                                  880             385
   Peabody Energy, Ser B
         6.875%, 03/15/13                                                                  300             293
   Pemex Project Funding Master Trust
         6.625%, 06/15/35                                                                1,667           1,192
   Petrobras International Finance
         7.875%, 03/15/19                                                                  635             658
         6.125%, 10/06/16                                                                3,240           3,240
         5.875%, 03/01/18                                                                  950             884
   Petro-Canada
         6.800%, 05/15/38                                                                  685             515
   Plains All American Pipeline
         6.500%, 05/01/18                                                                1,293           1,118
   Ras Laffan Liquefied Natural Gas III
         6.332%, 09/30/27 (C)                                                              805             629
   SemGroup L.P.
         8.750%, 11/15/15 (C) (F)                                                          500              17
   Shell International Finance
         5.200%, 03/22/17                                                                1,265           1,314


    116 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Southern Natural Gas
         8.000%, 03/01/32                                                        $         170   $         154
   Spectra Energy Capital
         7.500%, 09/15/38                                                                  580             501
   Suburban Propane Partners
         6.875%, 12/15/13                                                                  735             698
   Tennessee Gas Pipeline
         7.625%, 04/01/37                                                                  830             716
   Tosco
         8.125%, 02/15/30                                                                  400             435
   TransCanada Pipelines
         7.625%, 01/15/39                                                                  595             588
         7.250%, 08/15/38 (E)                                                              440             411
   Transocean
         6.000%, 03/15/18                                                                  350             330
   Valero Energy
         9.375%, 03/15/19                                                                  840             867
   Vastar Resources
         6.500%, 04/01/09                                                                3,490           3,490
   Weatherford International
         9.875%, 03/01/39                                                                  330             325
         7.000%, 03/15/38                                                                  140             102
         6.800%, 06/15/37                                                                  370             262
         6.350%, 06/15/17 (E)                                                              920             788
         5.950%, 06/15/12                                                                  470             450
   Williams
         8.750%, 03/15/32                                                                5,860           5,318
         7.750%, 06/15/31 (E)                                                            1,880           1,523
   Williams, Ser A
         7.500%, 01/15/31                                                                   90              71
   XTO Energy
         7.500%, 04/15/12                                                                  850             890
         6.750%, 08/01/37                                                                  310             282
         5.750%, 12/15/13                                                                1,520           1,537
         5.500%, 06/15/18                                                                2,410           2,239
                                                                                                 -------------
                                                                                                       111,165
                                                                                                 -------------
FINANCIALS -- 13.8%
   ABX Financing
         6.350%, 10/15/36 (C)                                                            4,250           3,570
   Aiful
         5.000%, 08/10/10 (C)                                                            1,420             497
   Allied World Assurance Holdings
         7.500%, 08/01/16                                                                2,500           1,591
   Allstate Life Global Funding Trusts MTN
         5.375%, 04/30/13 (E)                                                            2,020           1,954
   American Express
         8.150%, 03/19/38                                                                  340             309
         6.800%, 09/01/66 (B) (E)                                                        2,010             970
         6.150%, 08/28/17                                                                1,200             995
   American Express Credit MTN
         7.300%, 08/20/13 (E)                                                              500             464
   American General Finance MTN
         6.900%, 12/15/17                                                                2,820             988

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   American Honda Finance
         5.100%, 03/27/12 (C)                                                    $       1,685   $       1,597
   American International Group MTN
         6.250%, 03/15/37 (E)                                                            2,560             205
         5.850%, 01/16/18                                                                4,340           1,699
         4.950%, 03/20/12                                                                  880             430
   ASIF Global Financing XIX
         4.900%, 01/17/13 (C)                                                              390             254
   BAC Capital Trust XIV
         5.630%, 03/15/12 (B)                                                              130              29
   BAC Capital Trust XV
         2.061%, 06/01/09 (B)                                                            2,000             521
   Bank of America
         7.400%, 01/15/11 (E)                                                            1,325           1,235
         5.750%, 12/01/17                                                                2,835           2,381
         5.650%, 05/01/18 (E)                                                            2,545           2,123
         5.420%, 03/15/17                                                                4,300           2,613
         5.375%, 06/15/14 (E)                                                            2,555           2,243
   Bank of New York Mellon
         5.125%, 08/27/13 (E)                                                              900             921
   Bank One
         7.875%, 08/01/10                                                                3,525           3,620
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                                                2,590           1,559
   Barnett Capital III
         1.795%, 02/01/27 (B)                                                              425             189
   Bear Stearns
         7.250%, 02/01/18                                                                7,370           7,611
         6.400%, 10/02/17                                                                  500             487
         5.350%, 02/01/12 (E)                                                            3,280           3,246
         4.500%, 10/28/10 (E)                                                            1,470           1,455
   Berkshire Hathaway Finance
         5.400%, 05/15/18 (E)                                                              830             824
   BP Capital Markets
         5.250%, 11/07/13                                                                  890             953
   BRE Properties
         7.450%, 01/15/11+++                                                             2,430           2,435
   Bunge Finance
         5.900%, 04/01/17                                                                  600             475
   Capital One Financial MTN
         1.573%, 03/10/09 (B)                                                            1,500           1,453
   Caterpillar Financial Services MTN
         6.200%, 09/30/13                                                                3,650           3,654
   Chase Capital VI
         1.795%, 05/01/09 (B)                                                            2,500             991
   Chubb
         5.750%, 05/15/18                                                                  245             242
   Citigroup
         6.875%, 03/05/38 (E)                                                            8,555           7,459
         6.500%, 08/19/13 (E)                                                            6,532           6,008
         6.125%, 05/15/18 (E)                                                            3,222           2,781
         5.875%, 02/22/33                                                                1,685             880
         5.500%, 04/11/13 (E)                                                            3,140           2,759
         5.500%, 02/15/17                                                                2,350           1,476
         5.000%, 09/15/14                                                                5,905           3,915


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Citigroup Capital XXI
         8.300%, 12/21/57 (B) (E)                                                $       3,950   $       1,902
   Citigroup Funding
         2.000%, 03/30/12                                                                2,575           2,583
   CMP Susquehanna
         2.453%, 06/07/13                                                                  987             347
   Countrywide Financial
         6.250%, 05/15/16 (E)                                                            1,080             898
         5.800%, 06/07/12                                                                2,745           2,384
   Countrywide Financial, Cl A
         0.816%, 10/15/28 (B)                                                              148              67
   Countrywide Home Loans MTN
         4.000%, 03/22/11                                                                3,200           2,848
   Credit Suisse New York MTN
         6.000%, 02/15/18 (E)                                                            4,760           4,152
         5.000%, 05/15/13                                                                4,591           4,436
   Credit Suisse USA
         5.125%, 08/15/15 (E)                                                            1,080           1,002
         4.875%, 08/15/10 (E)                                                            2,210           2,213
   Depfa ACS Bank
         5.125%, 03/16/37 (C)                                                            3,000           1,571
   Deutsche Bank
         4.875%, 05/20/13                                                                1,830           1,795
   Deutsche Bank Capital Funding Trust VII
         5.628%, 01/19/49 (B) (C)                                                        2,760           1,163
   DI Finance
         9.500%, 02/15/13                                                                   90              85
   Discover Financial Services
         6.450%, 06/12/17                                                                  250             180
   East Lane Re
         7.170%, 05/06/11 (B) (C)                                                          650             618
   Equity One
         3.875%, 04/15/09+++                                                             7,480           7,463
   ERP Operating
         5.125%, 03/15/16+++                                                               830             655
   Export-Import Bank of Korea
         5.500%, 10/17/12                                                                  795             762
   Farmers Exchange Capital
         7.200%, 07/15/48 (C)                                                            1,465             733
         7.050%, 07/15/28 (C)                                                            1,434             870
   Farmers Insurance Exchange
         8.625%, 05/01/24 (C)                                                            3,017           1,906
   First Industrial L.P. MTN
         7.500%, 12/01/17                                                                  970             499
   Fleet Capital Trust II
         7.920%, 12/11/26                                                                1,050             443
   Ford Motor Credit LLC
         12.000%, 05/15/15                                                               4,700           3,562
         8.000%, 12/15/16 (E)                                                            4,680           3,076
         7.875%, 06/15/10 (E)                                                            7,405           6,120
         7.375%, 10/28/09                                                                3,250           2,915
         6.570%, 06/15/11 (B) (E)                                                        3,863           2,723
         5.700%, 01/15/10                                                                  220             188

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Forest City Enterprises
         7.625%, 06/01/15                                                        $         500   $         215
         6.500%, 02/01/17                                                                  270             100
   General Electric Capital MTN
         6.875%, 01/10/39                                                                  660             538
         6.750%, 03/15/32 (E)                                                            1,665           1,350
         6.410%, 11/15/19 (B) (E)                                                        5,870           2,850
         5.875%, 01/14/38 (E)                                                            1,300             929
         5.625%, 05/01/18 (E)                                                            7,235           6,302
         5.450%, 01/15/13                                                                   20              19
         1.614%, 05/05/09 (B)                                                            3,500           1,652
         1.580%, 09/15/14 (B)                                                            4,000           2,887
   Genworth Financial
         5.650%, 06/15/12                                                                1,280             536
         4.950%, 10/01/15                                                                1,595             462
   Glen Meadow Pass-Through Trust
         6.505%, 02/12/67 (B) (C)                                                        2,200             496
   Glitnir Banki HF
         7.451%, 09/14/16 (C) (F)                                                          400              --
         6.693%, 06/15/16 (C) (F)                                                        3,960               1
         6.375%, 09/25/12 (C) (F)                                                        2,330             251
         6.330%, 07/28/11 (C) (F)                                                        1,980             213
   GMAC LLC
         8.000%, 12/31/18 (C)                                                              228              66
         7.750%, 01/19/10 (C) (E)                                                        6,633           5,573
         7.500%, 12/31/13 (C)                                                              655             315
         7.250%, 03/02/11 (C) (E)                                                        2,228           1,650
         6.875%, 09/15/11 (C)                                                            3,875           2,754
         5.625%, 05/15/09 (E)                                                           14,680          13,895
         3.461%, 06/01/09 (B) (C)                                                        2,234           1,117
   Goldman Sachs Capital I
         6.345%, 02/15/34 (E)                                                              520             307
   Goldman Sachs Capital II
         5.793%, 12/29/49 (B)                                                            1,906             794
   Goldman Sachs Group
         7.500%, 02/15/19 (E)                                                            4,309           4,300
         6.750%, 10/01/37                                                                2,355           1,593
         6.150%, 04/01/18                                                                3,780           3,453
         5.950%, 01/18/18                                                                  260             236
         5.450%, 11/01/12                                                                3,670           3,532
         5.350%, 01/15/16 (E)                                                              660             585
         5.250%, 10/15/13 (E)                                                            3,565           3,329
         5.150%, 01/15/14 (E)                                                              890             812
         5.125%, 01/15/15 (E)                                                              755             680
         4.500%, 06/15/10 (E)                                                            1,000             998
         2.150%, 03/15/12                                                                3,190           3,211
         1.854%, 01/12/15 (B)                                                            1,750           1,292
         1.523%, 07/22/15 (B) (E)                                                          500             352
   Hartford Financial Services Group MTN
         6.000%, 01/15/19                                                                  245             139
   HBOS Capital Funding
         6.071%, 06/30/49 (B) (C)                                                        1,330             319
   HBOS PLC
         6.750%, 05/21/18 (C) (E)                                                        2,100           1,620


    118 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   HCP MTN
         6.700%, 01/30/18+++                                                     $         325   $         219
         6.300%, 09/15/16+++ (E)                                                           345             240
         6.000%, 01/30/17+++                                                             4,235           2,850
         5.650%, 12/15/13+++                                                               805             606
   Highwoods Realty
         7.500%, 04/15/18+++                                                             1,142             753
   Host Marriott LP, Ser Q
         6.750%, 06/01/16+++ (E)                                                           455             332
   HSBC Finance MTN
         8.000%, 07/15/10                                                                3,475           3,277
         7.000%, 05/15/12                                                                1,505           1,208
         6.375%, 11/27/12                                                                  585             472
         4.625%, 09/15/10 (E)                                                              650             586
   HSBC Holdings PLC
         6.800%, 06/01/38                                                                  615             523
   HSBK Europe
         9.250%, 10/16/13 (C) (E)                                                        1,820             983
   ICICI Bank
         6.375%, 04/30/22 (B)                                                              678             374
         6.375%, 04/30/22 (B) (C)                                                        2,320           1,304
         6.375%, 04/30/22                                                                  960             530
   ILFC E-Capital Trust II
         6.250%, 12/21/65 (B) (C)                                                          900             144
   International Lease Finance MTN
         5.750%, 06/15/11                                                                1,235             802
         4.750%, 01/13/12 (E)                                                            1,176             686
   iStar Financial
         5.875%, 03/15/16+++                                                               795             231
   Jackson National Life Global Funding
      MTN
         5.375%, 05/08/13 (C)                                                              700             600
   JPMorgan Chase Capital XIII
         2.182%, 09/30/34 (B)                                                            1,000             404
   JPMorgan Chase Capital XXV
         6.800%, 10/01/37                                                                1,165             773
   JPMorgan Chase
         7.900%, 10/30/08 (B) (E)                                                        1,900           1,221
         6.400%, 05/15/38 (E)                                                            3,500           3,432
         6.000%, 01/15/18                                                                  225             227
         5.750%, 01/02/13 (E)                                                            6,435           6,146
         4.750%, 05/01/13 (E)                                                              510             495
   JPMorgan Chase Bank
         6.000%, 10/01/17                                                                1,600           1,500
   JPMorgan Chase Capital XV
         5.875%, 03/15/35                                                                1,645             965
   Kaupthing Bank
         7.625%, 02/28/15 (C) (F)                                                        8,810             352
         7.125%, 05/19/16 (C) (F)                                                        1,350              --
         5.750%, 10/04/11 (C) (E) (F)                                                      960              49
   Landsbanki Islands
         6.100%, 08/25/11 (C) (F)                                                        5,570              14
   Lazard Group
         7.125%, 05/15/15                                                                1,585           1,317
         6.850%, 06/15/17                                                                1,361           1,096

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Lehman Brothers Holdings MTN
         14.500%, 06/20/16 (B) (F)                                               $       3,977   $         457
         11.000%, 11/07/16 (B) (F)                                                       4,283             492
         8.920%, 02/16/17 (F)                                                            2,370             273
         6.750%, 12/28/17 (F)                                                            4,320              --
         6.200%, 09/26/14 (F)                                                            1,160             148
         5.250%, 02/06/12 (F)                                                            1,220             156
   Lehman Brothers Holdings
      Capital Trust V MTN
         5.857%, 11/29/49 (F)                                                            4,280              --
   Liberty Mutual Group
         7.500%, 08/15/36 (C) (D)                                                          958             538
         6.500%, 03/15/35 (C)                                                            1,525             828
   Lincoln National
         5.650%, 08/27/12                                                                  480             217
   Lloyds Banking Group
         5.920%, 09/29/49 (C)                                                            5,850           1,053
   MBNA Capital A
         8.278%, 12/01/26                                                                1,450             622
   Merna Reinsurance, Ser B
         2.970%, 07/07/10 (B) (C)                                                        3,750           3,455
   Merrill Lynch
         8.950%, 05/18/17 (B)                                                            1,790           1,338
         8.680%, 05/02/17 (B)                                                            3,160           2,706
         7.430%, 09/01/22                                                                    4               4
         6.875%, 04/25/18                                                                  560             439
         6.110%, 01/29/37                                                                1,405             698
         6.050%, 05/16/16                                                                1,270             779
         5.700%, 05/02/17                                                                1,300             770
         5.450%, 02/05/13                                                                2,390           1,959
   MetLife
         6.817%, 08/15/18 (E)                                                            2,850           2,447
         6.400%, 12/15/36 (E)                                                            1,265             531
   MetLife Capital Trust IV
         7.875%, 12/15/37 (C) (E)                                                        1,200             636
   MetLife Capital Trust X
         9.250%, 04/08/38 (B) (C)                                                        1,800           1,008
   Metropolitan Life Global Funding I MTN
         5.125%, 04/10/13 (C)                                                              580             530
   Morgan Stanley
         6.750%, 04/15/11                                                                   30              30
         6.625%, 04/01/18 (E)                                                            5,125           4,887
         6.000%, 04/28/15 (E)                                                              630             595
         5.950%, 12/28/17                                                                1,125           1,022
         5.750%, 08/31/12 (E)                                                            2,320           2,243
         5.450%, 01/09/17 (E)                                                              470             411
         5.300%, 03/01/13                                                                1,480           1,423
         5.050%, 01/21/11                                                                  320             315
         4.750%, 04/01/14                                                                  620             507
         1.592%, 10/18/16 (B)                                                            5,020           3,365
         1.508%, 05/11/09 (B) (E)                                                        3,625           3,641
         1.457%, 01/09/14 (B)                                                            3,800           2,818
         1.393%, 01/18/11 (B) (E)                                                          325             293
         1.374%, 01/15/10 (B)                                                            1,350           1,291


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   MUFG Capital Finance 1
         6.346%, 07/25/49 (B)                                                    $       1,670   $       1,119
   National Australia Bank
         5.350%, 06/12/13 (C)                                                            3,500           3,388
   National Capital Trust II
         5.486%, 12/29/49 (B) (C)                                                        2,231           1,004
   National City Bank MTN
         5.800%, 06/07/17                                                                1,290           1,174
   Nationwide Mutual Insurance
         6.600%, 04/15/34 (C)                                                              690             343
         5.810%, 06/15/09 (B) (C)                                                        1,975           1,250
   NB Capital Trust IV
         8.250%, 04/15/27                                                                4,500           1,953
   Northern Trust
         5.500%, 08/15/13 (E)                                                              200             209
   Pacific Life Global Funding
         5.150%, 04/15/13 (C)                                                              370             348
   PNC Funding
         5.250%, 11/15/15                                                                  780             703
   Power Receivables Financial
         6.290%, 01/01/12                                                                2,434           2,382
         6.290%, 01/01/12 (C)                                                              200             195
   Prime Property Fund
         5.600%, 06/15/11+++ (C)                                                         1,384           1,001
         5.500%, 01/15/14+++ (C)                                                         1,850           1,216
   Rabobank Capital Funding II
         5.260%, 12/29/49 (B) (C)                                                          200              90
   Rabobank Capital Funding Trust
         5.254%, 10/21/16 (B) (C)                                                          420             189
   Realogy
      12.375%, 04/15/15 (E)                                                              2,950             502
   Resona Preferred Global Securities
         7.191%, 07/30/49 (B) (C) (E)                                                      580             267
   Royal Bank of Scotland Group
         7.640%, 09/29/17 (B)                                                            1,000             225
         6.990%, 10/05/17 (B) (C) (E)                                                    1,570             690
   Shinsei Finance Cayman
         6.418%, 01/25/49 (B) (C) (E)                                                    5,180             880
   Simon Property Group L.P.
         5.750%, 12/01/15+++                                                               910             703
         5.600%, 09/01/11+++                                                               690             615
   SLM MTN
         5.625%, 08/01/33                                                                  695             278
         5.375%, 05/15/14 (E)                                                            4,905           2,542
         5.050%, 11/14/14                                                                  690             365
         5.000%, 10/01/13                                                                4,710           2,505
         5.000%, 04/15/15                                                                  120              56
   Standard Chartered Bank
         6.400%, 09/26/17 (C)                                                              715             539
   Stingray Pass-Through Trust MTN
         5.902%, 01/12/15 (C)                                                            2,723             327
   Sumitomo Mitsui Banking
         5.625%, 04/15/09 (B) (C)                                                        2,620           1,659

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   SunTrust Preferred Capital I
         5.853%, 12/15/11 (B)                                                    $       1,540   $         385
   TNK-BP Finance
         7.875%, 03/13/18 (C)                                                            1,570           1,099
         7.500%, 07/18/16                                                                  100              70
         7.500%, 07/18/16 (C)                                                            3,320           2,407
         6.625%, 03/20/17 (C)                                                              720             475
   Travelers
         6.250%, 03/15/37 (B)                                                            1,470             780
         5.375%, 06/15/12                                                                  370             371
   TuranAlem Finance
         8.250%, 01/22/37 (C)                                                            4,190             838
   TuranAlem Finance BV MTN
         8.250%, 01/22/37                                                                3,614             723
   UDR MTN
         5.000%, 01/15/12+++                                                             2,000           1,562
   Ventas Realty L.P.
         9.000%, 05/01/12+++                                                               180             180
         6.500%, 06/01/16+++                                                               495             428
   Wachovia
         5.750%, 02/01/18                                                                2,260           2,002
         5.625%, 10/15/16                                                                1,950           1,503
         5.500%, 08/01/35                                                                1,405             841
         5.300%, 10/15/11 (E)                                                            2,155           2,127
         5.250%, 08/01/14                                                                4,390           3,645
         4.875%, 02/15/14                                                                  875             735
   Wachovia Bank
         6.000%, 11/15/17                                                                4,700           4,101
   Wachovia Capital Trust III
         5.800%, 03/15/11 (B) (E)                                                        2,230             803
   WEA Finance
         7.125%, 04/15/18 (C) (E)                                                        5,190           4,055
   Wells Fargo
         5.375%, 02/07/35 (E)                                                            2,085           1,541
         4.375%, 01/31/13 (E)                                                            2,000           1,864
   Wells Fargo Capital X
         5.950%, 12/15/36 (E)                                                              760             513
   Wells Fargo Capital XV
         9.750%, 12/31/49 (B) (E)                                                        3,790           2,767
   Westfield Capital
         4.375%, 11/15/10 (C)                                                            2,103           1,949
   Westfield Group
         5.400%, 10/01/12 (C)                                                            1,087             904
   Woodbourne Capital Trust I
         1.633%, 04/08/49 (B) (C)                                                          625             281
   Woodbourne Capital Trust II
         1.633%, 04/08/49 (B) (C)                                                          625             281
   Woodbourne Capital Trust III
         1.633%, 04/08/49 (B) (C)                                                          625             281
   Woodbourne Capital Trust IV
         1.633%, 04/08/49 (B) (C)                                                          625             281
   ZFS Finance USA Trust I
         6.150%, 12/15/65 (B) (C)                                                        1,522             658


    120 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Zuni Mortgage Loan Trust,
      Ser 2006-OA1, Cl A1
         0.652%, 08/25/36 (B)                                                    $       6,019   $       5,728
                                                                                                 -------------
                                                                                                       368,474
                                                                                                 -------------
HEALTH CARE -- 1.8%
   Aetna
         6.000%, 06/15/16                                                                1,570           1,522
   Amgen
         6.400%, 02/01/39                                                                1,840           1,769
   AstraZeneca PLC
         5.400%, 09/15/12                                                                1,175           1,252
   Bristol-Myers Squibb
         5.450%, 05/01/18                                                                  245             251
   Coventry Health Care
         5.950%, 03/15/17                                                                1,260             802
   DaVita
         6.625%, 03/15/13                                                                1,065           1,033
   FMC Finance III
         6.875%, 07/15/17                                                                1,600           1,564
   GlaxoSmithKline Capital
         6.375%, 05/15/38                                                                  780             788
         5.650%, 05/15/18                                                                5,190           5,323
   HCA
         9.625%, 11/15/16                                                                   50              40
         9.250%, 11/15/16 (E)                                                            1,639           1,496
         9.125%, 11/15/14 (E)                                                              230             216
         7.500%, 11/15/95                                                                3,800           1,773
         7.500%, 11/06/33 (E)                                                              440             220
         6.300%, 10/01/12                                                                  545             455
         6.250%, 02/15/13                                                                  119              89
         5.750%, 03/15/14 (E)                                                            3,090           2,024
   Humana
         7.200%, 06/15/18 (E)                                                              870             735
   Pfizer
         7.200%, 03/15/39                                                                1,125           1,206
         6.200%, 03/15/19                                                                1,765           1,881
         5.350%, 03/15/15                                                                1,445           1,525
         4.450%, 03/15/12                                                                  480             493
   Roche Holdings
         6.000%, 03/01/19 (C)                                                            5,785           5,954
   Schering-Plough
         6.550%, 09/15/37                                                                  850             867
         6.000%, 09/15/17                                                                  365             377
   Tenet Healthcare
         9.875%, 07/01/14 (E)                                                            4,115           3,210
         7.375%, 02/01/13                                                                  336             267
   Teva Pharmaceutical Finance LLC
         6.150%, 02/01/36 (E)                                                              830             766
   UnitedHealth Group
         6.875%, 02/15/38 (E)                                                              710             630
         6.000%, 06/15/17                                                                  860             800

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   WellPoint
         6.800%, 08/01/12                                                        $       1,000   $       1,022
         5.875%, 06/15/17 (E)                                                            2,190           2,059
         5.250%, 01/15/16                                                                  465             424
   Wyeth
         6.700%, 03/15/11                                                                  836             891
         5.950%, 04/01/37 (E)                                                            2,680           2,524
                                                                                                 -------------
                                                                                                        46,248
                                                                                                 -------------
INDUSTRIALS -- 2.4%
   America West Airlines, Ser 1999-1
         7.930%, 01/02/19                                                                  922             631
   American Airlines, Ser 1999-1
         7.024%, 10/15/09                                                                3,630           3,485
   Burlington Northern Santa Fe
         6.750%, 07/15/11                                                                1,610           1,698
         5.750%, 03/15/18                                                                  440             434
   Cedar Brakes I LLC
         8.500%, 02/15/14 (C)                                                            1,135           1,087
   Cedar Brakes II LLC
         9.875%, 09/01/13 (C)                                                            1,989           2,043
   Complete Production Services
         8.000%, 12/15/16                                                                1,005             638
   Continental Airlines, Ser 1997, Cl 4A
         6.900%, 01/02/18                                                                1,576           1,261
   Continental Airlines, Ser 1997, Cl 1A
         7.461%, 04/01/15                                                                1,796           1,257
   Continental Airlines, Ser 1999-2
         7.256%, 03/15/20 (E)                                                            2,849           2,393
   Continental Airlines, Ser A
         5.983%, 04/19/22 (E)                                                            2,036           1,507
   Delta Air Lines
         6.821%, 08/10/22                                                                1,724           1,155
         6.619%, 03/18/11                                                                  311             280
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11 (E)                                                            6,850           5,960
   FedEx, Ser A3
         8.400%, 03/23/10                                                                  237             240
   General Electric
         5.000%, 02/01/13                                                                1,140           1,140
   Hutchison Whampoa International
         7.450%, 11/24/33 (C)                                                              490             443
   JetBlue Airways 2004-1 G-1
      Pass-Through Trust
         2.371%, 12/15/13 (B)                                                              809             630
   JetBlue Airways 2004-2 G-1
      Pass-Through Trust
         1.613%, 08/15/16 (B)                                                            3,927           2,755
   Kansas City Southern de Mexico
         12.500%, 04/01/16 (C)                                                             800             756
   L-3 Communications, Ser B
         6.375%, 10/15/15                                                                  520             490


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Systems 2001 Asset Trust
         6.664%, 09/15/13 (C)                                                    $       1,142   $       1,073
   Teekay
         8.875%, 07/15/11                                                                1,785           1,714
   Terex
         7.375%, 01/15/14 (E)                                                              320             277
   Tyco International
         6.875%, 01/15/29                                                                5,836           4,880
   Tyco International Group
         6.750%, 02/15/11                                                                3,470           3,499
         6.375%, 10/15/11                                                                7,150           7,244
         6.000%, 11/15/13                                                                  165             155
   United AirLines, Ser A-3
         8.390%, 01/21/11 (D)                                                              578              --
   United Parcel Service
         4.500%, 01/15/13 (E)                                                            4,270           4,488
   United Technologies
         6.500%, 06/01/09                                                                2,365           2,380
   Waste Management
         7.125%, 12/15/17                                                                5,305           5,149
         7.100%, 08/01/26                                                                1,710           1,542
                                                                                                 -------------
                                                                                                        62,684
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 0.1%
   Cisco Systems
         5.900%, 02/15/39                                                                  810             744
   Freescale Semiconductor
         10.125%, 12/15/16 (E)                                                              90              16
         8.875%, 12/15/14                                                                   95              20
   Hewlett-Packard
         4.750%, 06/02/14 (E)                                                            2,140           2,164
   International Business Machines
         7.625%, 10/15/18                                                                  280             321
   NXP Funding LLC
         9.500%, 10/15/15                                                                  115              13
   Sungard Data Systems
      10.250%, 08/15/15 (E)                                                                725             507
   Xerox
         6.750%, 02/01/17                                                                  240             183
         6.350%, 05/15/18                                                                  970             723
                                                                                                 -------------
                                                                                                         4,691
                                                                                                 -------------
MATERIALS -- 1.0%
   Alcoa
         6.750%, 07/15/18                                                                  505             340
         6.000%, 07/15/13                                                                2,860           2,283
   Barrick
         6.950%, 04/01/19 (E)                                                            2,750           2,762
   CodelCo
         4.750%, 10/15/14 (C)                                                              960             952
   EI Du Pont de Nemours
         6.000%, 07/15/18                                                                  405             407

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Evraz Group
         8.875%, 04/24/13 (C)                                                    $       3,310   $       2,102
         8.875%, 04/24/13                                                                  250             159
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17                                                                4,790           4,479
   Lafarge
         6.150%, 07/15/11                                                                  770             678
   Potash of Saskatchewan
         4.875%, 03/01/13                                                                1,220           1,199
   PPG Industries
         6.650%, 03/15/18                                                                  435             425
         5.750%, 03/15/13                                                                  435             443
   Rio Tinto Finance USA
         6.500%, 07/15/18                                                                3,645           3,190
         5.875%, 07/15/13                                                                  805             722
   Steel Dynamics
         6.750%, 04/01/15 (E)                                                              810             549
   United States Steel
          6.050%, 06/01/17                                                                  65              40
   Vale Overseas
         6.875%, 11/21/36                                                                5,100           4,404
   Vedanta Resources
         8.750%, 01/15/14 (C)                                                            1,960           1,450
   Westlake Chemicals
         6.625%, 01/15/16                                                                  610             427
   Weyerhaeuser
         6.750%, 03/15/12 (E)                                                              370             356
                                                                                                 -------------
                                                                                                        27,367
                                                                                                 -------------
SOVEREIGN -- 0.7%
   Canadian Government
         4.000%, 12/01/31                                                                  805             898
   Deutsche Bundesrepublik
         3.750%, 01/04/15                                                                6,320           8,983
   RSHB Capital
         6.299%, 05/15/17 (C)                                                            4,140           2,865
   United Mexican States MTN,
      Ser A
         7.500%, 04/08/33                                                                  176             183
         6.750%, 09/27/34                                                                5,858           5,517
                                                                                                 -------------
                                                                                                        18,446
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 2.3%
   America Movil
         5.625%, 11/15/17                                                                1,710           1,551
   AT&T
         6.500%, 09/01/37 (E)                                                            1,380           1,245
         6.450%, 06/15/34 (E)                                                              625             563
         5.800%, 02/15/19 (E)                                                              340             333
         5.500%, 02/01/18                                                                1,870           1,808
         5.100%, 09/15/14                                                                2,905           2,915
         4.850%, 02/15/14                                                                  825             833
         4.125%, 09/15/09 (E)                                                              795             802


    122 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   AT&T Mobility LLC
         6.500%, 12/15/11                                                        $       1,455   $       1,533
   BellSouth
         6.000%, 11/15/34 (E)                                                              850             761
         4.750%, 11/15/12 (E)                                                              170             173
   British Telecommunications
         8.875%, 12/15/30 (E) (H)                                                          580             527
   British Telecommunications PLC
         9.125%, 12/15/10 (H)                                                            1,250           1,301
   Citizens Communications
         7.875%, 01/15/27 (E)                                                              555             375
         7.125%, 03/15/19                                                                  170             133
   Deutsche Telekom International
      Finance
         8.500%, 06/15/10 (E)                                                              925             966
         5.750%, 03/23/16 (E)                                                            1,920           1,884
   Deutsche Telekom International
      Finance BV
         6.750%, 08/20/18 (E)                                                              590             593
   France Telecom
         7.750%, 03/01/11                                                                  660             707
   Koninklijke
         8.000%, 10/01/10                                                                  650             672
   Level 3 Financing
         9.250%, 11/01/14                                                                  690             476
   Motorola
         5.375%, 11/15/12 (E)                                                            1,190             998
   New Cingular Wireless Services
         8.125%, 05/01/12                                                                1,595           1,739
   Qwest
         7.500%, 10/01/14 (E)                                                            1,600           1,456
   Rogers Communications
         7.875%, 05/01/12                                                                  550             576
         6.800%, 08/15/18                                                                  450             450
         6.750%, 03/15/15                                                                1,015             999
         6.375%, 03/01/14                                                                2,195           2,222
         5.500%, 03/15/14 (E)                                                              395             386
   Sprint Capital
         8.750%, 03/15/32                                                                  660             442
         8.375%, 03/15/12                                                                3,430           3,104
         6.900%, 05/01/19                                                                  100              71
   Telecom Italia Capital
         6.999%, 06/04/18 (E)                                                            2,080           1,885
         6.200%, 07/18/11 (E)                                                            1,730           1,699
         5.250%, 10/01/15 (E)                                                               90              76
         5.250%, 11/15/13                                                                  790             710
         4.950%, 09/30/14                                                                1,250           1,079
   Telefonica Emisiones
         5.984%, 06/20/11 (E)                                                              770             792
   Telefonica Europe
         7.750%, 09/15/10 (E)                                                            1,925           2,010

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Verizon Communications
         8.950%, 03/01/39                                                        $          50   $          58
         8.750%, 11/01/18                                                                   50              57
         7.350%, 04/01/39                                                                  675             658
         6.350%, 04/01/19                                                                1,680           1,660
         6.100%, 04/15/18 (E)                                                            2,095           2,075
         5.500%, 02/15/18 (E)                                                            1,920           1,828
   Verizon New Jersey, Ser A
         7.850%, 11/15/29                                                                1,135           1,056
         5.875%, 01/17/12 (E)                                                            2,175           2,235
   Verizon New York, Ser A
         6.875%, 04/01/12                                                                  660             676
   Verizon Wireless Capital
         8.500%, 11/15/18 (C)                                                              905           1,034
         7.375%, 05/21/28 (C)                                                            2,540           2,723
         5.550%, 02/01/14 (C)                                                            1,430           1,431
   VIP Finance Ireland for Vimpel
      Communications
         8.375%, 04/30/13 (C)                                                            3,040           2,204
   Virgin Media Finance PLC
         9.125%, 08/15/16                                                                   80              74
   Vodafone Group PLC
         5.625%, 02/27/17                                                                  720             714
         5.350%, 02/27/12 (E)                                                              400             406
   Windstream
         8.625%, 08/01/16                                                                1,460           1,442
                                                                                                 -------------
                                                                                                        61,176
                                                                                                 -------------
UTILITIES -- 3.3%
   AES
         8.000%, 06/01/20 (C)                                                            5,690           4,609
         8.000%, 10/15/17 (E)                                                            5,690           4,908
         7.750%, 10/15/15                                                                1,040             907
   Allegheny Energy Supply
         8.250%, 04/15/12 (C) (H)                                                          665             673
   Aquila
         11.875%, 07/01/12                                                               1,370           1,439
   Baltimore Gas & Electric
         6.125%, 07/01/13                                                                  360             359
   CMS Energy
         6.550%, 07/17/17                                                                  285             250
   Commonwealth Edison
         6.150%, 09/15/17                                                                  850             808
   Consolidated Edison of New York
         7.125%, 12/01/18                                                                  289             307
         6.650%, 04/01/19                                                                2,730           2,813
   Detroit Edison, Ser A
         6.625%, 06/01/36                                                                  990             966
   Dominion Resources
         8.875%, 01/15/19                                                                2,135           2,417
         5.700%, 09/17/12                                                                3,870           3,945
         4.750%, 12/15/10                                                                1,895           1,908


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   DPL
         6.875%, 09/01/11                                                        $       1,325   $       1,356
   Duke Energy
         6.300%, 02/01/14                                                                1,035           1,060
   Duke Energy Carolinas
         7.000%, 11/15/18                                                                  175             201
         6.250%, 01/15/12                                                                2,000           2,127
         5.625%, 11/30/12                                                                4,000           4,229
   Edison Mission Energy
         7.625%, 05/15/27                                                                  420             252
         7.200%, 05/15/19 (E)                                                            1,160             806
         7.000%, 05/15/17                                                                  880             642
   Energy Future Holdings
         11.250%, 11/01/17                                                              18,250           7,711
         10.875%, 11/01/17                                                                  40              26
         6.500%, 11/15/24 (E)                                                            1,320             370
   Exelon
         5.625%, 06/15/35                                                                2,720           1,817
   Exelon Generation LLC
         6.950%, 06/15/11 (C)                                                            1,825           1,863
   FirstEnergy, Ser B
         6.450%, 11/15/11                                                                  510             510
   FirstEnergy, Ser C
         7.375%, 11/15/31                                                                5,845           4,756
   Florida Power
         6.400%, 06/15/38                                                                  240             251
   Florida Power & Light
         5.960%, 04/01/39                                                                  645             653
   FPL Group Capital
         6.000%, 03/01/19                                                                  960             983
         5.350%, 06/15/13                                                                  280             287
   Georgia Power
         6.000%, 11/01/13                                                                  205             222
   Intergas Finance BV
         6.375%, 05/14/17                                                                  220             127
         6.375%, 05/14/17 (C)                                                            3,485           2,021
   Midamerican Energy Holdings
         5.750%, 04/01/18                                                                  615             606
   Nevada Power, Ser A
         8.250%, 06/01/11                                                                1,655           1,736
   Nisource Finance
         6.800%, 01/15/19                                                                2,261           1,817
   NRG Energy
         7.250%, 02/01/14                                                                1,610           1,513
   Oncor Electric Delivery
         6.800%, 09/01/18 (C) (E)                                                        2,340           2,294
   Pacific Gas & Electric
         8.250%, 10/15/18                                                                  210             248
         6.050%, 03/01/34                                                                2,110           2,065
         5.800%, 03/01/37                                                                  800             761
   Pacificorp
         6.250%, 10/15/37 (E)                                                              805             814
         5.650%, 07/15/18                                                                  605             625

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Power Contract Financing
         6.256%, 02/01/10 (C)                                                    $         991   $         966
   Progress Energy
         6.850%, 04/15/12                                                                  600             623
   Public Service of New Mexico
         7.950%, 05/15/18                                                                1,805           1,584
   PVNGS II Funding
         8.000%, 12/30/15                                                                2,655           2,869
   Sempra Energy
         9.800%, 02/15/19                                                                  200             222
   Sonat
         7.625%, 07/15/11                                                                2,850           2,753
   South Carolina Electric & Gas
         6.500%, 11/01/18                                                                  215             236
   Southern California Edison
         6.000%, 01/15/34 (E)                                                            1,505           1,501
   Texas-New Mexico Power
         9.500%, 04/01/19 (C)                                                            2,880           2,835
   TXU, Ser P
         5.550%, 11/15/14                                                                  540             201
   TXU, Ser R
         6.550%, 11/15/34                                                                4,135           1,121
   Virginia Electric and Power
         8.875%, 11/15/38 (E)                                                              350             428
         5.400%, 04/30/18 (E)                                                              545             546
                                                                                                 -------------
                                                                                                        86,943
                                                                                                 -------------
Total Corporate Obligations
   (Cost $1,083,464) ($ Thousands)                                                                     856,636
                                                                                                 -------------
ASSET-BACKED SECURITIES -- 7.2%
AUTOMOTIVE -- 0.4%
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-1, Cl A3
         5.270%, 11/08/11                                                                1,469           1,473
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A4A
         5.150%, 02/15/12                                                                  345             337
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl A4
         5.120%, 08/15/13                                                                  835             780
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A3A
         4.250%, 02/15/13                                                                  958             955
   Hyundai Auto Receivables Trust,
      Ser 2008-A, Cl A4
         5.480%, 11/17/14                                                                  378             394
   Nissan Auto Receivables Owner Trust,
      Cl A4
         4.740%, 08/17/15                                                                2,411           2,411


    124 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Triad Auto Receivables Owner Trust,
      Ser 2006-B, Cl A3
         5.410%, 08/12/11                                                        $       1,145   $       1,124
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
         5.260%, 11/14/11                                                                  565             551
   Volkswagen Auto Loan Enhanced Trust,
      Ser 2008-1, Cl A3
         4.500%, 07/20/12                                                                1,243           1,259
                                                                                                 -------------
                                                                                                         9,284
                                                                                                 -------------
CREDIT CARDS -- 0.5%
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A11, Cl A11
         0.646%, 06/17/19 (B)                                                            5,659           3,914
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A5, Cl A5
         0.616%, 01/15/16 (B)                                                            1,214             999
   Capital One Multi-Asset Execution Trust,
      Ser 2008-A3, Cl A3
         5.050%, 02/15/16                                                                3,959           3,703
   Chase Issuance Trust, Cl A9
         0.586%, 04/15/09 (B)                                                              581             519
   Discover Card Master Trust I,
      Ser 2006-2, Cl A3
         0.636%, 01/19/16 (B)                                                            2,589           2,070
   Discover Card Master Trust,
      Ser 2007-A2, Cl A2
         1.660%, 06/15/15 (B)                                                              107              90
   Discover Card Master Trust,
      Ser 2008-A4, Cl A4
         5.650%, 12/15/15                                                                2,353           2,232
   Washington Mutual Master Note Trust,
      Ser 2006-A2A
         0.606%, 06/15/15 (B) (C)                                                        1,358           1,059
   Washington Mutual Master Note Trust,
      Ser 2007-A2, Cl A2
         0.586%, 05/15/14 (B) (C)                                                          237             205
                                                                                                 -------------
                                                                                                        14,791
                                                                                                 -------------
MORTGAGE RELATED SECURITIES -- 2.1%
   ABS Home Equity Loan Trust,
      Ser 2007-HE3, Cl A1
         1.096%, 11/25/31 (B)                                                              418             324
   ACE Securities, Ser 2003-OP1, Cl M1
         1.222%, 12/25/33 (B)                                                            1,000             499
   ACE Securities, Ser 2005-HE7,
      Cl A1B2
         0.822%, 11/25/38 (B)                                                            1,263             534
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         1.572%, 10/27/08 (B)                                                              105              37

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   AFC Home Equity Loan Trust,
      Ser 1998-1, Cl 1A2
         0.792%, 04/25/28 (B)                                                    $         106   $          60
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A
         0.762%, 03/25/30 (B)                                                            3,666           1,257
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.872%, 03/25/33 (B)                                                            1,193             509
   Argent Securities, Ser 2003-W5,
      Cl M1
         1.222%, 10/25/33 (B)                                                              600             301
   Argent Securities, Ser 2003-W9,
      Cl M1
         1.212%, 03/25/34 (B)                                                            1,287             574
   Asset-Backed Funding Certificates,
      Ser 2003-WF1, Cl A2
         1.599%, 12/25/32 (B)                                                            2,260           1,494
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35                                                                  461             442
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1
         1.681%, 09/15/33 (B)                                                            1,682             996
   Asset-Backed Securities Home Equity,
      Ser 2003-HE4, Cl M2
         3.556%, 08/15/33 (B)                                                              202             105
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2000-2, Cl M2
         8.280%, 08/25/30                                                                6,079           5,043
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2003-1, Cl A1
         1.022%, 11/25/42 (B)                                                            3,557           2,467
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-AQ2, Cl A1
         0.622%, 01/25/37 (B)                                                            4,238           3,311
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE2, Cl 1A1
         0.622%, 03/25/37 (B)                                                            6,749           5,864
   BNC Mortgage Loan Trust,
      Ser 2007-1, Cl M1
         0.762%, 03/25/37 (B)                                                            6,300             277
   BNC Mortgage Loan Trust,
      Ser 2007-1, Cl A2
         0.582%, 03/25/37 (B)                                                            2,078           1,756
   Centex Home Equity, Ser 2006-A,
      Cl AV4
         0.772%, 06/25/36 (B)                                                            4,917           2,012
   Citigroup Mortgage Loan Trust,
      Ser 2006-FX1, Cl A1
         0.622%, 10/25/36 (B)                                                              829             580


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A
         0.562%, 12/25/36 (B)                                                    $         440   $         382
   Conseco Finance, Ser 2001-D, Cl A5
         6.190%, 11/15/32 (B)                                                            1,584           1,364
   Contimortgage Home Equity Trust,
      Ser 1997-1, Cl A9
         7.050%, 03/15/28                                                                   25              24
   Contimortgage Home Equity Trust,
      Ser 1997-2, Cl A9
         7.090%, 04/15/28                                                                   23              23
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                                                  965             750
   Countrywide Asset-Backed Certificates,
      Ser 2007-S2, Cl A2
         5.649%, 05/25/37 (B)                                                            2,329             667
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1
         0.992%, 05/25/39 (B) (C)                                                        1,680           1,282
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
         7.775%, 07/25/28                                                                  125              93
   GMAC Mortgage Loan Trust,
      Ser 2007-HE1, Cl A2
         5.621%, 08/25/37 (B)                                                            4,497           1,944
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2
         2.922%, 10/25/33 (B)                                                              747             430
   LB-UBS Commercial Mortgage Trust,
      Ser 200-C4, Cl A2
         7.370%, 08/15/26                                                                  379             383
   Merrill Lynch Mortgage Investors,
      Ser 2003-OPT1, Cl A3
         0.882%, 07/25/34 (B)                                                            1,227             658
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1
         1.572%, 09/25/33 (B)                                                            1,927           1,011
   Morgan Stanley Capital I,
      Ser 2007-HE2, Cl A2A
         0.562%, 01/25/37 (B)                                                              315             274
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC4, Cl M2
         3.522%, 04/25/33 (B)                                                               88              36
   Morgan Stanley Home Equity Loans,
      Ser 2007-1, Cl A1
         0.572%, 12/25/36 (B)                                                              300             267
   Nationstar Home Equity Loan Trust,
      Ser 2007-C, Cl 2AV2
         0.652%, 06/25/37 (B)                                                            5,500           3,112
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A
         1.122%, 01/25/32 (B)                                                              400             292

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.172%, 08/25/33 (B)                                                    $         364   $         177
   Option One Mortgage Loan Trust,
      Ser 2007-14, Cl 2A3
         0.662%, 01/25/37 (B)                                                            9,500           2,333
   Option One Mortgage Loan Trust,
      Ser 2007-6, Cl 2A4
         0.772%, 07/25/37 (B)                                                            4,574           1,078
   Residential Funding Mortgage
      Securities II, Ser 2000-HI1, Cl AI7
         8.290%, 02/25/25                                                                1,809           1,586
   Soundview Home Equity Loan Trust,
      Cl 2A1
         0.602%, 04/27/09 (B)                                                            3,373           2,536
   Soundview Home Equity Loan Trust,
      Ser 2006-EQ2, Cl A3
         0.682%, 01/25/37 (B)                                                            6,450           2,169
   Terwin Mortgage Trust, Ser 2005-9HG3,
      Cl A1
         4.000%, 08/25/35 (B) (C)                                                          839             737
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1
         4.500%, 03/25/37 (B) (C)                                                        4,165             747
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1
         4.500%, 05/25/37 (B) (C)                                                        4,073             957
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A1
         4.500%, 07/25/37 (B)                                                            3,636             529
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A2
         4.750%, 07/25/37 (B)                                                            7,600             677
   Truman Capital Mortgage Loan Trust,
      Ser 2006-1, Cl A
         0.782%, 03/25/36 (B) (C)                                                          491             196
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8B
         5.000%, 05/25/34 (B) (C)                                                          355              71
                                                                                                 -------------
                                                                                                        55,227
                                                                                                 -------------
OTHER ASSET-BACKED SECURITIES -- 4.2%
   Bank of America Manufactured Housing
      Contract Trust, Ser 1997-1, Cl M
         12.120%, 01/10/28                                                               3,310           2,976
   Carrington Mortgage Loan Trust, Cl A1
         0.572%, 04/27/09 (B)                                                            3,332           3,041
   Chase Funding Mortgage Loan
      Asset-Backed Certificates,
      Ser 2002-1, Cl 2A2
         1.022%, 03/25/32 (B)                                                            1,507             797


    126 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A2
         5.682%, 07/25/36                                                        $       1,170   $       1,115
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A2
         5.557%, 09/25/36                                                                  861             830
   Citicorp Residential Mortgage
      Securities, Ser 2007-1, Cl A5
         6.046%, 03/25/37                                                                1,970           1,037
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
         8.130%, 08/15/31 (B)                                                            1,301           1,242
   Conseco Finance Securitizations,
      Ser 2000-4, Cl A6
         8.310%, 05/01/32 (B)                                                            1,292             662
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC2, Cl 2A1
         1.122%, 06/25/33 (B)                                                               38              11
   Countrywide Asset-Backed Certificates,
      Ser 2004-14, Cl A4
         0.802%, 06/25/35 (B)                                                              744             579
   Countrywide Asset-Backed Certificates,
      Ser 2005-17, Cl 1AF3
         5.711%, 08/25/36 (B)                                                            6,450           2,941
   Countrywide Asset-Backed Certificates,
      Ser 2006-10, Cl MV1
         0.782%, 09/25/46 (B)                                                           10,450             560
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl A2
         0.856%, 02/15/34 (B)                                                            1,210             454
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A
         0.796%, 12/15/35 (B)                                                            2,229             848
   Countrywide Home Equity Loan Trust,
      Ser 2007-GW, Cl A
         1.106%, 11/15/28 (B)                                                           12,590           5,414
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A
         5.600%, 09/25/31                                                                  818             716
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4,
      Cl A1A
         0.612%, 04/25/37 (B)                                                            2,423           1,763
   Dominos Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37 (C) (D)                                                        1,743             929
   Embarcadero Aircraft Securitization
      Trust, Ser 2000-A, Cl A1
         1.036%, 08/15/25 (B) (C)                                                        3,897           1,520
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2004-FF11, Cl 1A2
         0.872%, 01/25/35 (B)                                                              138              70

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2005-FF10, Cl A4
         0.842%, 11/25/35 (B)                                                    $       7,971   $       6,084
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2005-FF9, Cl A3
         0.802%, 10/25/35 (B)                                                            5,909           4,685
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FFA, Cl A3
         0.642%, 09/25/26 (B)                                                            4,883           1,011
   First Horizon ABS Trust, Ser 2004-HE2,
      Cl A
         0.742%, 02/25/34 (B)                                                            1,695           1,233
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, CL A
         0.806%, 06/15/13 (B) (D)                                                        2,249           1,532
   GMAC Mortgage Loan Trust,
      Ser 2005-HE3, Cl A1VN
         0.649%, 02/25/36 (B)                                                            5,648           1,334
   Great America Leasing Receivables,
      Ser 2006-1, Cl A3
         5.340%, 01/15/10 (C)                                                              232             232
   Green Tree Financial, Ser 1993-4,
      Cl A5
         7.050%, 01/15/19                                                                  298             260
   Green Tree Financial, Ser 1996-5,
      Cl A6
         7.750%, 07/15/27                                                                  922             790
   GSAMP Trust, Ser 2003-SEA, Cl A1
         0.922%, 02/25/33 (B)                                                            3,192           2,185
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3
         0.812%, 11/25/35 (B)                                                            7,101           5,150
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4
         0.842%, 07/25/35 (B)                                                              903             463
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1
         0.822%, 11/25/35 (B)                                                            5,255           2,082
   Lehman XS Trust, Ser 2006-GP1,
      Cl A4A
         0.852%, 05/25/46 (B)                                                            5,569             648
   Lehman XS Trust, Ser 2007-1,
      Cl WF1
         7.000%, 01/25/37                                                                2,681           1,458
   Lehman XS Trust, Ser 2007-9,
      Cl 1A1
         0.642%, 05/25/37 (B)                                                           10,032           7,037
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         0.852%, 01/25/46 (B)                                                            1,306             607


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Master Specialized Loan Trust,
      Ser 2007-2, Cl A
         0.872%, 05/25/37 (B) (C)                                                $       9,439   $       3,776
   Merrill Lynch Mortgage Investors,
      Ser 2005-SL3, Cl A1
         0.752%, 07/25/36 (B)                                                              493             287
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D
         5.895%, 03/25/37                                                                5,200           1,894
   Merrill Lynch Mortgage Investors,
      Ser 2007-MLN1, Cl M1
         0.922%, 03/25/37 (B)                                                            3,010             126
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         0.822%, 02/25/37 (B)                                                            6,244             534
   Mid-State Trust, Ser 11, Cl A1
         4.864%, 07/15/38                                                                4,706           3,328
   Morgan Stanley Dean Witter Capital
      Heloc Trust, Ser 2005-1, Cl A
         0.712%, 07/25/17 (B)                                                              573             306
   Nelnet Student Loan Trust,
      Ser 2008-4, Cl A4
         2.639%, 04/25/24 (B)                                                            2,740           2,380
   Oncor Electric Delivery Transition Bond,
      Ser 2003-1, Cl A2
         4.030%, 02/15/12                                                                1,258           1,271
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1
         1.617%, 12/25/33 (B)                                                              188              70
   Residential Asset Mortgage Products,
      Ser 2003-RS2, Cl AII
         1.202%, 03/25/33 (B)                                                               65              26
   Residential Asset Mortgage Products,
      Ser 2007-RS1, Cl A1
         0.602%, 02/25/37 (B)                                                            2,482           2,210
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A
         0.622%, 02/25/36 (B) (C)                                                          518             500
   Saco I, Ser 2005-9, Cl A1
         0.772%, 12/25/35 (B)                                                              967             316
   Saco I, Ser 2005-WM3, Cl A1
         1.042%, 09/25/35 (B)                                                              962             319
   Saco I, Ser 2006-6, Cl A1
         0.652%, 06/25/36 (B)                                                            3,760             253
   SLC Student Loan Trust, Ser 2006-2,
      Cl B
         1.550%, 12/15/39 (B)                                                            5,250           3,769
   SLM Student Loan Trust, Cl A5
         1.269%, 01/27/25 (B)                                                              321             275
   SLM Student Loan Trust, Cl A3
         1.279%, 01/25/37 (B)                                                              255             212

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   SLM Student Loan Trust, Ser 2005-6,
      Cl A5B
          2.359%, 07/27/26 (B)                                                   $       3,532   $       3,322
   SLM Student Loan Trust, Ser 2006-9,
      Cl B
          1.389%, 01/25/41 (B)                                                           4,000           3,090
   SLM Student Loan Trust, Ser 2006-C,
      Cl C
          1.450%, 12/15/39 (B)                                                           4,000           1,833
   SLM Student Loan Trust, Ser 2008-6,
      Cl A4
          2.259%, 10/25/14 (B)                                                             519             471
   Small Business Administration,
      Ser 2003-P10A, Cl 1
          4.524%, 02/10/13                                                               1,796           1,832
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
          3.522%, 06/25/33 (B)                                                             129              65
   Structured Asset Receivables Trust,
      Ser 2003-1, Cl CTFS
          1.632%, 01/21/10 (B) (C)                                                       2,161           1,815
   Structured Asset Securities,
      Ser 2006-GEL4, Cl A1
          0.642%, 10/25/36 (B) (C)                                                       2,236           1,704
   Structured Asset Securities,
      Ser 2007-BC2, Cl A2
          0.612%, 03/25/37 (B)                                                           7,839           6,904
   Structured Asset Securities,
      Ser 2007-BC4, Cl A3
          0.772%, 11/25/37 (B)                                                           5,114           4,083
   Structured Asset Securities,
      Ser 2007-TC1, Cl A
          0.822%, 04/25/31 (B) (C)                                                         461             255
   Swift Master Auto Receivables Trust,
      Ser 2007-1, Cl A
          0.656%, 06/15/12 (B) (D)                                                         940             682
                                                                                                 -------------
                                                                                                       112,204
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $323,856) ($ Thousands)                                                                       191,506
                                                                                                 -------------
U.S. TREASURY OBLIGATIONS -- 6.9%
   U.S. Treasury Bills
          0.272%, 05/28/09 (A)                                                             690             690
   U.S. Treasury Bonds
          8.875%, 02/15/19                                                               2,047           3,089
          7.125%, 02/15/23 (E)                                                             800           1,125
          6.125%, 11/15/27                                                                 200             269
          5.375%, 02/15/31 (E)                                                          11,253          14,188
          5.000%, 05/15/37                                                                  50              63
          4.750%, 02/15/37                                                                 399             478
          4.500%, 02/15/36 to 05/15/38                                                   3,519           4,100


    128 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   U.S. Treasury Bonds TIPS (J)
         3.875%, 04/15/29 (I)                                                    $       7,480   $      12,339
         3.625%, 04/15/28 (I)                                                           10,070          16,206
         2.500%, 07/15/16                                                                3,340           3,732
         2.375%, 01/15/25 to 01/15/27 (E)                                               36,223          41,587
         2.000%, 01/15/16 to 01/15/26 (E)                                                8,491           9,246
         1.750%, 01/15/28 (I)                                                           19,237          18,564
   U.S. Treasury Notes
         4.750%, 08/15/17                                                                  402             470
         4.000%, 08/15/18                                                                1,274           1,416
         3.750%, 11/15/18 (E)                                                           14,907          16,255
         3.500%, 02/15/18                                                                   43              46
         2.750%, 02/15/19 (E)                                                           18,842          18,945
         2.375%, 03/31/16                                                                1,840           1,852
         1.875%, 02/28/14 (E)                                                           14,096          14,250
         1.750%, 03/31/14                                                                1,800           1,806
         1.500%, 12/31/13                                                                  799             797
         1.375%, 03/15/12                                                                  741             746
         0.875%, 02/28/11                                                                1,044           1,046
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $174,181) ($ Thousands)                                                                       183,305
                                                                                                 -------------
LOAN PARTICIPATIONS -- 1.2%
   Adesa, Term B Loan
         2.660%, 09/22/13                                                                  960             679
   Allison Transmission, Term B Loan
         8.030%, 08/07/14                                                                1,985           1,319
   Aramark
         3.334%, 01/31/14                                                                  931             810
         2.025%, 01/26/14 (B)                                                               61              53
   Ashmore Energy (Synthetic Revolving
      Deposits)
         4.459%, 03/30/14                                                                1,283             773
         3.409%, 03/07/12                                                                  144              87
   Bausch & Lomb (B)
         4.709%                                                                            120             102
         1.500%                                                                             80              68
   Bausch & Lomb, Term B Loan
         4.709%, 04/11/15 (B)                                                              792             672
   Berry Plastics Holding
         2.447%, 04/03/15 (B)                                                              987             665
   Cablevision, Term B Loan
         2.206%, 03/30/13                                                                  697             633
   Charter Communications, Term B Loan
         3.211%, 03/15/14                                                                1,485           1,202
   DAE Aviation Holdings, Term B1 Loan
         6.276%, 07/31/14                                                                  287             141
   DAE Aviation Holdings, Term B2 Loan
         7.170%, 07/31/14                                                                  283             139
   DaimlerChrysler Financial Services
      North America, Term B Loan
         6.000%, 08/03/12 (B)                                                              988             524

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Dollar General, Term B Loan
         4.667%, 07/15/14                                                        $       1,000   $         884
   Education Management, Term C Loan
         3.250%, 06/15/13                                                                1,481           1,264
   Enterprise GP Holdings, Term B Loan
         5.663%, 11/10/14 (B)                                                            1,000             933
   First Data, Term B2 Loan
         3.222%, 10/15/14                                                                4,789           3,222
   Freescale Semiconductor
         3.931%, 12/01/13                                                                  730             298
   General Motors, Term B Loan
         5.795%, 12/15/13                                                                  990             407
   Georgia-Pacific, Term B Loan
         4.451%, 12/23/13                                                                1,432           1,266
   Harrah's Operating, Term B2 Loan
         4.160%, 01/28/15 (B)                                                              744             446
   Hertz
         4.243%, 12/21/12 (B)                                                              841             630
   Hertz LOC (Synthetic)
         3.204%, 02/08/12 (B)                                                              152             114
   IASIS
         4.465%, 05/01/14                                                                  692             582
   IASIS (Delayed Draw)
         4.462%, 05/01/14                                                                  239             201
   IASIS (Synthetic)
         4.704%, 05/01/14                                                                   64              54
   Iconix, Term B Loan
         6.020%, 05/01/14                                                                  941             710
   Idearc, Term B Loan
         3.418%, 11/01/14                                                                  987             385
   Insight Midwest Holdings LLC,
      Term B Loan
         2.420%, 04/06/14                                                                  675             596
   Las Vegas Sands LLC (Delayed Draw)
         4.550%, 05/08/14 (B)                                                              367             194
   Las Vegas Sands LLC, Term B Loan
         4.550%, 05/08/14 (B)                                                            1,633             865
   Lodgenet Entertainment, Term B Loan
         3.460%, 04/04/14                                                                  943             531
   Manor Care, Term B Loan
         2.974%, 11/15/14                                                                  982             723
   NewPage
         5.312%, 11/05/14 (B)                                                              990             676
   Petco Animal Supplies, Term B Loan
         5.018%, 11/15/13                                                                  992             862
   Regal Cinemas, Term B Loan
         3.209%, 10/19/10                                                                  987             918
   Royalty Pharma, Term B Loan
         3.709%, 05/15/14                                                                  987             913
   Sunguard, Term B Loan
         2.660%, 08/15/12                                                                1,234           1,040
   Telesat Canada, Term B Loan
         5.794%, 10/15/14                                                                1,042             909


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount
                                                                                 ($ Thousands)
                                                                                  /Contracts/     Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Telesat Canada, Term B Loan
         5.670%, 10/15/14                                                        $         118   $          15
   Texas Competitive Electric Holdings,
      Term B2 Loan
         6.213%, 10/10/14 (B)                                                            1,985           1,305
      Tribune
         5.541%, 05/30/09 (B) (F)                                                          366              95
      United Airlines
         4.575%, 01/12/14                                                                  711             336
   Univision Communications,
      Term B Loan
         5.123%, 09/15/14                                                                2,416           1,215
   UPC Financing Partnership
         2.198%, 03/30/14                                                                1,000             748
   Visteon, Term B Loan
         4.360%, 06/20/13                                                                1,000             148
                                                                                                 -------------
Total Loan Participations
   (Cost $44,458) ($ Thousands)                                                                         31,352
                                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
   FHLB
         0.360%, 05/18/09 (A)                                                           15,090          15,083
         0.350%, 04/01/09 (A)                                                            1,305           1,305
   FHLMC
         5.625%, 11/23/35                                                                4,830           4,982
   FNMA
         5.250%, 08/01/12                                                                1,860           1,947
         2.792%, 05/01/09 (A)                                                              450             450
         1.359%, 05/06/09 (A)                                                              975             975
         0.360%, 05/05/09 (A)                                                              151             151
                                                                                                 -------------
Total U.S. Government Agency Obligations
   (Cost $24,530) ($ Thousands)                                                                         24,893
                                                                                                 -------------
PURCHASED OPTION -- 0.0%
   April 2009 90 Day Euro Call,
      Expires 04/18/09, Strike Price $98.00*                                                81              42
                                                                                                 -------------
Total Purchased Option
   (Cost $26) ($ Thousands)                                                                                 42
                                                                                                 -------------
PREFERRED STOCK -- 0.0%
   GMAC 7.000%, 12/31/49*                                                                2,463             490
                                                                                                 -------------
Total Preferred Stock
   (Cost $--) ($ Thousands)                                                                                490
                                                                                                 -------------
COMMERCIAL PAPER -- 1.1%
   BNP Paribas Finance
         0.611%, 04/27/09                                                                9,745           9,741
   National Rural Utilities Cooperative
      Finance
         0.450%, 04/24/09                                                                9,845           9,842

                                                                                  Face Amount
                                                                                 ($ Thousands)
                                                                                    /Shares/      Market Value
Description                                                                        Contracts     ($ Thousands)
-----------                                                                      -------------   -------------
   Rabobank USA Financial
         0.741%, 05/11/09                                                        $       9,820   $       9,812
                                                                                                 -------------
Total Commercial Paper
   (Cost $29,395) ($ Thousands)                                                                         29,395
                                                                                                 -------------
CASH EQUIVALENTS -- 4.1%
   Evergreen Institutional Money
      Market Fund, 0.760%**                                                         41,266,490          41,266
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      0.250%++**                                                                    67,354,693          67,355
                                                                                                 -------------
                                                                                                       108,621
                                                                                                 -------------
Cash Equivalents
   (Cost $108,621) ($ Thousands)                                                                       108,621
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 9.8%
   SEI Liquidity Fund, L.P.,
      0.810%++** (G)                                                               265,393,581         260,143
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $265,394) ($ Thousands)                                                                       260,143
                                                                                                 -------------
Total Investments -- 126.1%
   (Cost $3,844,139) ($ Thousands)                                                               $   3,352,921
                                                                                                 =============
WRITTEN OPTIONS* -- 0.0%
   April 2009 90 Day Euro Put,
      Expires 04/18/09, Strike Price $116.00                                               (51)             (2)
   June 2009 90 Day Euro Put,
      Expires 06/20/09, Strike Price $97.25                                               (108)             (2)
   June 2009 90 Day Euro Put,
      Expires 06/20/09, Strike Price $98.75                                                (89)            (17)
   June 2009 U.S. 10 Year Treasury Note Call,
      Expires 05/16/09, Strike Price $124.00                                               (54)            (81)
   June 2009 U.S. 10 Year Treasury Note Call,
      Expires 05/16/09, Strike Price $125.00                                               (23)            (24)
   June 2009 U.S. 10 Year Treasury Note Put,
      Expires 05/16/09, Strike Price $116.00                                              (212)            (25)
   June 2009 U.S. 10 Year Treasury Note Put,
      Expires 05/16/09, Strike Price $119.00                                               (55)            (12)
   June 2009 U.S. 10 Year Treasury Note Put,
      Expires 05/16/09, Strike Price $124.00                                               (52)            (74)
   June 2009 U.S. 30 Year Treasury Bond Call,
      Expires 05/16/09, Strike Price $131.00                                               (47)           (105)
   June 2009 U.S. 10 Year Treasury Note Call,
      Expires 05/16/09, Strike Price $127.00                                               (55)            (23)
                                                                                                 -------------
Total Written Options
   (Premiums Received $(736)) ($ Thousands)                                                               (365)
                                                                                                 -------------


    130 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

A summary of outstanding swap agreements held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                              CREDIT DEFAULT SWAPS

                                                                                                                    NET UNREALIZED
                                                                                (PAYS)/                 NOTIONAL     APPRECIATION
                                                                      BUY/SELL  RECEIVES TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY              REFERENCE ENTITY/OBLIGATION                PROTECTION   RATE       DATE    ($ THOUSANDS)  ($ THOUSANDS)
------------              ------------------------------------------ ---------- -------- ----------- ------------- ---------------
Barclays Bank PLC         ABX.HE.AAA 07-2 Index                       Sell        0.76%    01/25/38     $(4,500)      $(1,322)
Barclays Bank PLC         ABX.HE.PENAAA 07-2 Index                    Sell        0.76     01/25/38      (2,500)         (178)
Barclays Bank PLC         ABX.HE.PENAAA 07-2 Index                    Sell        0.76     01/25/38      (2,000)         (123)
Citigroup                 ABX.HE.AAA 06-2 Index                       Sell        0.11     05/25/46      (1,350)         (436)
Citigroup                 ABX.HE.AAA 07-1 Index                       Sell        0.09     08/25/37      (5,795)       (3,373)
Citigroup                 ABX.HE.PENAAA 07-2 Index                    Sell        0.76     01/25/38      (2,900)          (89)
Citigroup                 Arrow Electronics Inc., 6.875%, 06/01/18    Buy        (0.82)    03/20/14         965            18
Citigroup                 CMBX-NA-AAA 5                               Buy        (0.35)    02/15/51       1,645           196
Citigroup                 CMBX-NA-AAA 5                               Buy        (0.35)    02/15/51       6,360           143
Citigroup                 Darden Restaurants Inc., 6.000%, 08/15/35   Buy        (2.73)    03/20/14         440           (19)
Citigroup                 Darden Restaurants Inc., 7.125%, 02/01/16   Buy        (2.40)    03/20/15         800           (32)
Citigroup                 Hewlett Packard Co., 5.400%, 03/01/17       Buy        (0.72)    03/20/14         965            (6)
Citigroup                 Lowes Companies Inc., 8.250%, 06/01/10      Buy        (1.20)    03/20/14       3,025            26
Citigroup                 Lowes Companies Inc., 5.875%, 12/16/36      Buy        (2.67)    03/20/14       2,900          (114)
Citigroup                 Nordstrom Inc., 6.950%, 03/15/28            Buy        (3.15)    03/20/14         240             8
Citigroup                 Pulte Homes Inc., 5.250%, 01/15/14          Buy        (3.88)    12/20/12       2,200           (77)
Citigroup                 Pulte Homes Inc., 5.250%, 01/15/14          Buy        (3.91)    12/20/12       1,150           (42)
Citigroup                 Toll Brothers 6.875%, 11/15/12              Buy        (2.83)    12/20/12       1,000           (32)
Credit Suisse             ABX.HE.AAA 06-1 Index                       Sell        0.09     08/25/37      (2,000)         (394)
Credit Suisse             ABX.HE.AAA 06-2 Index                       Sell        0.17     05/25/46      (2,550)         (296)
Credit Suisse             ABX.HE.AAA 06-2 Index                       Sell        0.17     05/25/46      (3,500)         (433)
Credit Suisse             CMBX-NA-AAA 2                               Buy        (0.07)    03/15/49       3,310           650
Credit Suisse             CMBX-NA-AAA 4                               Buy        (0.35)    02/17/51       1,500           347
Credit Suisse             General Electric Corp., 5.625%, 09/15/17    Sell        6.55     12/20/10      (1,480)          (51)
Deutsche Bank             Centex 5.250%, 06/15/15                     Buy        (4.40)    12/20/13         125            (1)
Deutsche Bank             CMBX-NA-AAA 3                               Buy        (0.08)    12/13/49       1,500           307
Deutsche Bank             Darden Restaurants Inc., 6.000%, 08/15/35   Buy        (2.25)    03/20/14       1,075           (23)
Deutsche Bank             Darden Restaurants Inc., 7.125%, 02/01/16   Buy        (2.25)    03/20/13         400            (7)
Deutsche Bank             Nordstrom Incorporated 6.950%, 03/15/28     Buy        (2.10)    03/20/14       2,875           220
Deutsche Bank             Pulte Homes Inc., 5.250%, 01/15/14          Buy        (4.00)    03/20/15       1,500          (112)
Deutsche Bank             Pulte Homes Inc., 5.250%, 01/15/14          Buy        (4.62)    03/20/13       1,500           (98)
Goldman Sachs             ABX.HE.AAA 06-2 Index                       Sell        0.17     05/25/46      (2,500)         (297)
Goldman Sachs             ABX.HE.AAA 07-1 Index                       Sell        0.09     08/25/37      (2,700)         (669)
Goldman Sachs             ABX.HE.AAA 07-2 Index                       Sell        0.76     01/25/38      (1,300)         (293)
Greenwich Capital Markets ABX.HE.AAA 06-2 Index                       Sell        0.17     05/25/46      (2,000)         (232)
Greenwich Capital Markets ABX.HE.AAA 07-2 Index                       Sell        0.76     01/25/38      (1,450)         (327)
JPMorgan Chase Bank       CMBX-NA-AAA 1                               Buy        (0.10)    10/12/52       3,310           541
JPMorgan Chase Bank       Morgan Stanley, 6.600%, 04/01/12            Buy        (0.91)    12/20/12       2,200           223
Merrill Lynch             Centex Corp., 5.250%, 06/15/15              Buy        (3.56)    12/20/12       1,350            37
Merrill Lynch             Centex Corp., 5.250%, 06/15/15              Buy        (3.65)    12/20/12         925            23
Merrill Lynch             Toll Brothers 6.875%, 11/15/12              Buy        (2.83)    12/20/12       1,435           (46)
Merrill Lynch             Toll Brothers 6.875%, 11/15/12              Buy        (2.83)    12/20/12       2,450           (75)
Morgan Stanley            ABX.HE.AAA 07-1 Index                       Sell        0.09     08/25/37      (1,700)         (436)
Morgan Stanley            ABX.HE.AAA 07-1 Index                       Sell        0.09     08/25/37      (3,800)         (942)
Morgan Stanley            ABX.HE.AAA 07-2 Index                       Sell        0.76     01/25/38      (1,000)         (307)
Morgan Stanley            Darden Restaurants Inc., 7.125%, 02/01/16   Buy        (2.25)    03/20/13         400            (7)
Morgan Stanley            Midamerican Energy Corp., 4.625%, 10/15/13  Sell        4.00     03/20/11      (2,800)           (8)
                                                                                                                      -------
                                                                                                                      $(8,158)
                                                                                                                      =======

                               INTEREST RATE SWAPS

                                                                                           NET UNREALIZED
                                                                                            APPRECIATION
                                                                         NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY           FUND PAYS      FUND RECEIVES   TERMINATION DATE    ($ THOUSANDS)    ($ THOUSANDS)
------------        ---------------   -------------   ----------------   ---------------   -------------
Barclays Bank PLC        3.13%        3-Month LIBOR       11/25/39         $ 5,870,000        $   222
Barclays Bank PLC        4.02%        3-Month LIBOR       10/27/39           8,710,000         (1,148)
Barclays Bank PLC    3-Month LIBOR        3.34%           11/25/14          24,400,000            945
Barclays Bank PLC    3-Month LIBOR        3.86%           10/27/14          33,130,000          2,144
Citigroup                4.31%        3-Month LIBOR       10/30/39          12,380,000         (2,332)
Citigroup            3-Month LIBOR        4.29%           10/30/14          45,760,000          3,886
Citigroup            3-Month LIBOR        4.04%           12/15/10           7,360,000            418
Deutsche Bank       3-Month EURIBOR       4.40%           05/31/12           9,091,000            861
Merrill Lynch        3-Month LIBOR        3.40%           02/26/13           4,556,000            256
Merrill Lynch        3-Month LIBOR        3.70%           02/22/13           9,086,000            617
Merrill Lynch        3-Month LIBOR        3.95%           12/15/10          21,760,000          1,200
                                                                                              -------
                                                                                              $ 7,069
                                                                                              =======


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
--------                  ------------   ----------   --------------
90-Day Euro$                    66        Jun-2009       $   675
90-Day Euro$                   466        Sep-2009         1,319
90-Day Euro$                   (17)       Dec-2009           (23)
90-Day Euro$                    (1)       Mar-2010            (1)
90-Day Euro$                   (17)       Jun-2010          (125)
90-Day Euro$                    20        Sep-2010             2
90-Day Euro$                   (17)       Dec-2010          (122)
90-Day Euro$                   (17)       Mar-2011          (117)
90-Day Euro$                   (17)       Jun-2011          (112)
Euro-Bund                       45        Jun-2009            31
U.S. 10-Year Note           (1,362)       Jun-2009        (3,456)
U.S. 2-Year Note               179        Jul-2009           173
U.S. 5-Year Note             2,906        Jun-2009         4,403
U.S. Long Treasury Bond       (169)       Jun-2009          (490)
                                                         -------
                                                         $ 2,157
                                                         =======

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                         UNREALIZED
             CURRENCY      CURRENCY     APPRECIATION
MATURITY    TO DELIVER    TO RECEIVE   (DEPRECIATION)
DATE       (THOUSANDS)   (THOUSANDS)   ($ THOUSANDS)
--------   -----------   -----------   --------------
5/12/09     EUR 7,805    USD 10,091        $ (271)
5/12/09     GBP 6,740    USD  9,851           191
5/12/09     USD 8,436    GBP  6,010           178
                                           ------
                                           $   98
                                           ======

Description

Percentages are based on a Net Assets of $2,656,012 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

++   Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2009. The date reported on the Schedule of Investments is the next reset date.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Securities considered illiquid. The total value of such securities as of March 31, 2009 was $8,048 ($ Thousands) and represented 0.30% of Net Assets.

(E) This security or a partial position of this security is on loan at March 31, 2009.The total value of securities on loan at March 31, 2009 was $255,256 ($ Thousands).

(F)  Security in default on interest payments.

(G) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2009 was $260,143 ($ Thousands).

(H) Security considered illiquid and restricted. The total market value of such securities as of March 31, 2009 was $673 ($ Thousands) and represented 0.03% of Net Assets.

(I) Security, or a portion thereof, has been pledged as collateral on futures and options.

(J) Face Amount represents Original Face Amount, prior to any inflation adjustments.

ABS -- Asset-Backed Security

ARM -- Adjustable Rate Mortgage

Cl -- Class

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GBP -- British Pound Sterling

GNMA -- Government National Mortgage Association

IO -- Interest Only -- face amount represents notional amount

LIBOR -- London Interbank Offered Rate

LLC -- Limited Liability Company

L.P. -- Limited Partnership

MTN -- Medium Term Note

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TIPS -- Treasury Inflation Protected Security

USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    132 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

High Yield Bond Fund

March 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS#:

Consumer Discretionary       16.5%
Affiliated Partnership       15.7%
Energy                       10.1%
Telecommunication Services    8.9%
Financials                    8.9%
Loan Paricipants              7.7%
Cash Equivalent               7.1%
Materials                     6.1%
Health Care                   5.1%
Industrials                   4.9%
Utilities                     3.5%
Information Technology        2.8%
Consumer Staples              2.2%
Preferred Stock               0.2%
Convertible Bond              0.2%
Common Stock                  0.1%
Warrants                      0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CORPORATE OBLIGATIONS -- 77.9%
CONSUMER DISCRETIONARY -- 19.4%
   Adelphia Communications
      (Escrow Security)
         10.250%, 06/15/11                                                       $         150   $           2
         0.000%, 01/15/09                                                                  225               3
   Adelphia Communications
      (Escrow Security), Ser B
         0.000%, 02/15/04                                                                   25              --
   American Greetings
         7.375%, 06/01/16                                                                  600             294
   AmeriGas Partners
         7.125%, 05/20/16                                                                1,080           1,015
   Amscan Holdings
         8.750%, 05/01/14                                                                1,185             770
   ArvinMeritor
         8.750%, 03/01/12 (A)                                                            1,405             506
   Asbury Automotive Group
         7.625%, 03/15/17                                                                  150              71
   Ashtead Capital
         9.000%, 08/15/16 (B)                                                            2,635           1,502
   Bausch & Lomb
         9.875%, 11/01/15 (B)                                                            1,695           1,348
   Beazer Homes USA
         6.875%, 07/15/15                                                                2,155             463
   Black & Decker
         8.950%, 04/15/14                                                                  300             296
   Blockbuster
         9.000%, 09/01/12 (A)                                                            2,100             945
   Bonten Media Acquisition
         9.000%, 06/01/15 (B)                                                              275              47
   Boyd Gaming
         7.125%, 02/01/16 (A)                                                            1,735             937

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Brands
         6.900%, 07/15/17                                                        $         550   $         378
   Broder Brothers, Ser B
         11.250%, 10/15/10 (A)                                                           1,260             195
   Brown Shoe
         8.750%, 05/01/12                                                                1,100             891
   Burlington Coat Factory Warehouse
         11.125%, 04/15/14                                                               2,275             705
   Caesars Entertainment
         7.875%, 03/15/10 (A)                                                              600             240
   Carrols
         9.000%, 01/15/13                                                                  945             813
   CCH I Holdings LLC
         11.750%, 05/15/14 (A) (C)                                                         150               2
         11.125%, 01/15/14 (C)                                                             700               6
         11.000%, 10/01/15 (C)                                                             225              22
         11.000%, 10/01/15 (C)                                                           3,397             365
         9.920%, 04/01/14 (C)                                                              175               2
   CCH II
         10.250%, 10/01/13 (B) (C)                                                       1,052             915
   CCH II LLC
         10.250%, 09/15/10 (C)                                                             275             248
         10.250%, 09/15/10 (C)                                                             200             178
   CCO Holdings LLC
         8.750%, 11/15/13 (A) (C)                                                        3,225           2,693
   Centex
         5.125%, 10/01/13                                                                  275             217
         4.550%, 11/01/10                                                                  885             805
   Charter Communications Operating
         10.875%, 09/15/14 (A) (B) (C)                                                   2,860           2,774
         8.375%, 04/30/14 (B) (C)                                                          915             805
         8.000%, 04/30/12 (A) (B) (C)                                                    3,300           3,019
   Choctaw Resort Development Enterprise
         7.250%, 11/15/19 (B)                                                              998             284
   Cinemark
         9.750%, 03/15/14 (D)                                                              450             424
   Claire's Stores
         9.625%, 06/01/15 (A)                                                            2,246             449
         9.250%, 06/01/15 (A)                                                              475             145
         0.000%, 05/27/14                                                                1,520             613
   Community Health Systems
         8.875%, 07/15/15 (A)                                                            4,330           4,092
   Cooper-Standard Automotive
         8.375%, 12/15/14                                                                  550              39
   Couche-Tard US
         7.500%, 12/15/13                                                                3,938           3,869
   COX Enterprises
         7.375%, 06/15/09 (B)                                                            2,900           2,921
   CSC Holdings
         8.625%, 02/15/19 (A) (B)                                                        2,405           2,315
         8.500%, 06/15/15 (A) (B)                                                          914             893
         8.500%, 04/15/14 (A) (B)                                                        1,713           1,687
         6.750%, 04/15/12 (A)                                                              325             313


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Dana (Escrow Security)
         0.000%, 03/01/09                                                        $         350   $           9
         0.000%, 03/01/29                                                                  850              21
         0.000%, 03/15/28                                                                  200               5
         0.000%, 03/15/08                                                                  100               3
   Denny's
         10.000%, 10/01/12 (A)                                                             295             255
   Dex Media
         9.000%, 11/15/13 (A) (D)                                                        4,055             507
         8.000%, 11/15/13                                                                  325              41
   Dex Media West, Ser B
         9.875%, 08/15/13                                                                3,600             720
         8.500%, 08/15/10                                                                1,050             525
   DirecTV Holdings
         8.375%, 03/15/13                                                                  537             543
         7.625%, 05/15/16                                                                3,230           3,165
         6.375%, 06/15/15                                                                2,765           2,606
   Dollar General
         11.875%, 07/15/17                                                                 200             197
         10.625%, 07/15/15 (A)                                                           1,700           1,696
   DR Horton
         6.500%, 04/15/16                                                                  225             177
         6.000%, 04/15/11                                                                  745             689
         5.875%, 07/01/13                                                                  865             709
   Echostar DBS
         7.750%, 05/31/15                                                                4,540           4,177
         7.125%, 02/01/16 (A)                                                            4,360           3,902
         6.625%, 10/01/14                                                                  560             501
         6.375%, 10/01/11                                                                  740             714
   El Dorado Casino Shreveport PIK
         10.000%, 08/01/12 (A)                                                           1,193             930
   Erac USA Finance
         6.375%, 10/15/17 (B)                                                              540             348
   Expedia
         8.500%, 07/01/16 (B)                                                            1,140             969
   Eye Care Centers of America
         10.750%, 02/15/15                                                                 700             637
   Fontainebleau Las Vegas Holdings
         11.000%, 06/15/15 (B)                                                           3,125              94
   Ford Motor
         7.450%, 07/16/31 (A)                                                            1,425             452
         6.500%, 08/01/18                                                                2,775             805
   GameStop
         8.000%, 10/01/12 (A)                                                            1,220           1,238
   Gaylord Entertainment
         8.000%, 11/15/13                                                                  980             647
         6.750%, 11/15/14                                                                  180             111
   General Motors
         8.375%, 07/15/33 (A)                                                            4,441             533
         8.250%, 07/15/23 (A)                                                            2,275             267
         7.700%, 04/15/16                                                                1,212             146
         7.125%, 07/15/13 (A)                                                            2,855             407

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   General Nutrition Centers PIK
         7.584%, 03/15/14 (E)                                                    $         575   $         354
   Goodyear Tire & Rubber
         9.000%, 07/01/15 (A)                                                            1,535           1,182
         8.625%, 12/01/11 (A)                                                              837             695
   Great Canadian Gaming
         7.250%, 02/15/15 (B)                                                              225             162
   Group 1 Automotive
         8.250%, 08/15/13                                                                  200             154
   Hanesbrands, Ser B
         5.697%, 12/15/14 (E)                                                            3,795           2,524
   Harrah's Operating
         10.750%, 02/01/16 (A)                                                           4,246             807
         5.500%, 07/01/10                                                                   50              19
   Herbst Gaming
         8.125%, 06/01/12 (C)                                                            1,050               1
         7.000%, 11/15/14 (C)                                                            1,000               1
   Hertz
         10.500%, 01/01/16 (A)                                                             680             296
         8.875%, 01/01/14                                                                3,955           2,398
         8.875%, 01/01/14 (A)                                                              100              61
   Inergy
         8.750%, 03/01/15 (B)                                                            1,790           1,727
   Inn of the Mountain Gods
      Resort & Casino
         12.000%, 11/15/10                                                                 225              24
   Invista
         9.250%, 05/01/12 (B)                                                              810             725
   Isle of Capri Casinos
         7.000%, 03/01/14                                                                  637             376
   Jarden
         7.500%, 05/01/17 (A)                                                            4,030           3,244
   Lamar Media
         9.750%, 04/01/14 (B)                                                               25              24
         7.250%, 01/01/13 (A)                                                            1,525           1,313
         6.625%, 08/15/15 (A)                                                              945             690
         6.625%, 08/15/15                                                                  475             342
   Lamar Media, Ser B
         6.625%, 08/15/15                                                                  330             238
   Laureate Education
         10.000%, 08/15/15 (B)                                                             525             354
   LBI Media
         11.000%, 10/15/13 (D)                                                             675             228
         8.500%, 08/01/17 (B)                                                              195              53
   Leslie's Poolmart
         7.750%, 02/01/13                                                                  550             462
   Levi Strauss
         9.750%, 01/15/15 (A)                                                            1,062             913
   Liberty Media
         7.875%, 07/15/09                                                                3,050           2,929
   Local Insight Regatta Holdings
         11.000%, 12/01/17                                                               1,000             232


    134 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   M/I Homes
         6.875%, 04/01/12                                                        $         290   $         152
   Macy's Retail Holdings
         8.375%, 07/15/15                                                                  860             635
         5.900%, 12/01/16                                                                  500             317
   Mediacom
         9.500%, 01/15/13 (A)                                                              860             804
   Mediacom Broadband LLC
         8.500%, 10/15/15                                                                  225             203
   MediMedia USA
         11.375%, 11/15/14 (B)                                                             775             504
   MGM Mirage
         13.000%, 11/15/13 (A) (B)                                                         740             551
         8.375%, 02/01/11                                                                   25               3
         7.500%, 06/01/16 (A)                                                            6,195           2,168
         6.875%, 04/01/16 (A)                                                            3,210           1,091
         6.750%, 04/01/13 (A)                                                            1,650             578
         5.875%, 02/27/14 (A)                                                            2,245             786
   Mohawk Industries
         6.625%, 01/15/16                                                                  640             472
   Mohegan Tribal Gaming Authority
         6.875%, 02/15/15                                                                1,025             256
         6.125%, 02/15/13                                                                  325             140
   Neiman-Marcus Group PIK
         9.000%, 10/15/15 (A)                                                            3,095             994
   Newell Rubbermaid
         10.600%, 04/15/19                                                                 330             333
   Nielsen Finance
         11.625%, 02/01/14 (B)                                                             260             234
   Penhall International
         12.000%, 08/01/14 (B)                                                           1,850             601
   Penn National Gaming
         6.750%, 03/01/15                                                                2,985           2,537
   Penske Auto Group
         7.750%, 12/15/16                                                                2,000           1,000
   Perry Ellis International, Ser B
         8.875%, 09/15/13                                                                1,326             776
   Phillips-Van Heusen
         8.125%, 05/01/13                                                                  350             332
   Pinnacle Entertainment
         8.750%, 10/01/13                                                                  405             356
         8.250%, 03/15/12                                                                  460             403
   Pokagon Gaming Authority
         10.375%, 06/15/14 (B)                                                           1,614           1,340
   Quebecor Media
         7.750%, 03/15/16                                                                  950             722
         7.750%, 03/15/16                                                                4,955           3,766
   Rainbow National Services
         10.375%, 09/01/14 (B)                                                             380             388
   Rainbow National Services LLC
         8.750%, 09/01/12 (B)                                                              132             132
   Rent-A-Center, Ser B
         7.500%, 05/01/10 (A)                                                            2,875           2,810

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Rental Services
         9.500%, 12/01/14 (A)                                                    $       3,610   $       1,769
   RH Donnelley
         11.750%, 05/15/15 (A) (B)                                                       1,126             146
         8.875%, 10/15/17 (A)                                                            3,250             179
   RH Donnelley, Ser A-1
         6.875%, 01/15/13                                                                  475              26
   RH Donnelley, Ser A-3
         8.875%, 01/15/16                                                                  375              22
   RJ Tower
         0.000%, 06/01/13 (A) (C)                                                          174               1
   Royal Caribbean Cruises
         7.250%, 06/15/16                                                                1,690             794
         7.000%, 06/15/13 (A)                                                              685             384
         6.875%, 12/01/13                                                                  745             402
   Ryland Group
         6.875%, 06/15/13                                                                  780             687
         5.375%, 05/15/12                                                                  580             505
   Sally Holdings LLC
         10.500%, 11/15/16 (A)                                                           1,645           1,439
         9.250%, 11/15/14 (A)                                                            1,745           1,653
   Sealy Mattress
         8.250%, 06/15/14 (A)                                                            4,726           1,737
   Seminole Indian Tribe of Florida
         7.804%, 10/01/20 (B)                                                              720             562
         5.798%, 10/01/13 (B)                                                            1,975           1,673
   Seneca Gaming
         7.250%, 05/01/12                                                                  125              80
   Service International
         7.375%, 10/01/14 (A)                                                            1,490           1,386
         7.000%, 06/15/17                                                                1,155             982
         6.750%, 04/01/15                                                                  960             845
         6.750%, 04/01/16                                                                1,075             935
   SGS International
         12.000%, 12/15/13                                                               1,400             766
   Shingle Springs Tribal Gaming Authority
         9.375%, 06/15/15 (B)                                                              300             124
   Simmons
         7.875%, 01/15/14                                                                3,725             577
         0.000%, 12/15/14 (D)                                                            5,625              56
   Sinclair Broadcast Group
         8.000%, 03/15/12 (A)                                                            2,450           1,335
         4.875%, 07/15/18 (B) (D)                                                          450             189
   Six Flags
         9.625%, 06/01/14 (A)                                                              450              40
   Sonic Automotive, Ser B
         8.625%, 08/15/13                                                                1,628             480
   Stanadyne Holdings
         10.899%, 02/15/15 (D)                                                           1,575             677
   Stanadyne Holdings, Ser 1
         10.000%, 08/15/14                                                                 450             290
   Starwood Hotels & Resorts Worldwide
         7.875%, 05/01/12                                                                  660             564
         6.750%, 05/15/18                                                                1,660           1,096


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Station Casinos
         6.875%, 03/01/16                                                        $         225   $          11
         6.625%, 03/15/18                                                                1,900              95
   Steinway Musical Instruments
         7.000%, 03/01/14 (B)                                                            5,170           3,438
   Stewart Enterprises
         6.250%, 02/15/13                                                                  460             386
   Sun Media
         7.625%, 02/15/13                                                                1,110             633
   Tenneco
         8.625%, 11/15/14                                                                  560             103
         8.125%, 11/15/15 (A)                                                            2,445             489
   Time Warner Cable
         8.250%, 04/01/19                                                                  355             365
         7.500%, 04/01/14                                                                   50              51
   Toll
         8.250%, 02/01/11                                                                1,315           1,289
         8.250%, 12/01/11                                                                  670             650
   Town Sports International
         11.000%, 02/01/14 (D)                                                           1,117             581
   Travelport LLC
         11.875%, 09/01/16 (A)                                                           5,365           1,583
         6.828%, 09/01/14 (E)                                                            2,371             759
   TRW Automotive
         7.250%, 03/15/17 (A) (B)                                                        2,420           1,004
         7.000%, 03/15/14 (A) (B)                                                        1,900             798
   United Components
         9.375%, 06/15/13                                                                1,290             503
   United Rentals North America
         6.500%, 02/15/12                                                                  556             445
   Universal City Florida Holding I
         8.375%, 05/01/10                                                                  100              35
         7.943%, 05/01/10 (E)                                                            1,247             436
   Univision Communications
         9.750%, 03/15/15 (B)                                                              625              63
   Vail Resorts
         6.750%, 02/15/14                                                                2,225           1,914
   Viacom
         5.750%, 04/30/11                                                                2,500           2,435
   Vicorp Restaurants
         0.000%, 04/15/11 (C)                                                              426              13
   Videotron
         9.125%, 04/15/18 (A) (B)                                                          800             813
         6.875%, 01/15/14                                                                2,720           2,570
         6.375%, 12/15/15                                                                  420             381
   Virgin Media
         6.500%, 11/15/16 (B)                                                              315             169
   Visant Holding
         10.250%, 12/01/13 (D)                                                           4,995           4,645
         8.750%, 12/01/13                                                                  770             701
                                                                                                 -------------
                                                                                                       167,933
                                                                                                 -------------

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CONSUMER STAPLES -- 2.6%
   Alliance One International
         11.000%, 05/15/12                                                       $         235   $         218
         8.500%, 05/15/12                                                                  195             166
   B & G Foods
         8.000%, 10/01/11                                                                  525             491
   Central Garden and Pet
         9.125%, 02/01/13 (A)                                                            1,220             964
   Chiquita Brands International
         8.875%, 12/01/15 (A)                                                            1,345           1,009
   Constellation Brands
         8.375%, 12/15/14 (A)                                                              780             784
         8.125%, 01/15/12 (A)                                                              495             495
         7.250%, 09/01/16                                                                2,170           2,062
         7.250%, 05/15/17 (A)                                                            1,775           1,686
   Cott Beverages USA
         8.000%, 12/15/11                                                                  825             466
   Del Monte
         8.625%, 12/15/12                                                                  690             693
   Dole Food
         13.875%, 03/15/14 (B)                                                             835             812
         7.250%, 06/15/10                                                                  200             184
   Elizabeth Arden
         7.750%, 01/15/14                                                                1,150             817
   Fleming
         9.250%, 06/15/10 (C)                                                              198              --
         0.000%, 04/01/08 (C)                                                            1,010              --
   Johnson Diversey Holdings
         10.670%, 05/15/13 (D)                                                             800             600
   Merisant
         9.500%, 07/15/13 (A) (C)                                                        2,300              92
   Merisant Worldwide
         0.000%, 05/15/14 (C)                                                            1,075               1
   Michael Foods
         8.000%, 11/15/13                                                                2,765           2,461
   National Beef Packing
         10.500%, 08/01/11                                                                 470             367
   NBTY
         7.125%, 10/01/15                                                                  400             326
   New Albertsons
         7.500%, 02/15/11                                                                   75              74
   Pantry
         7.750%, 02/15/14                                                                2,550           1,989
   Rite Aid
         9.500%, 06/15/17 (A)                                                            4,080             938
         9.375%, 12/15/15                                                                  600             139
         8.625%, 03/01/15                                                                  900             202
         7.700%, 02/15/27                                                                  150              20
         7.500%, 03/01/17 (A)                                                            1,105             569
         6.875%, 12/15/28 (B)                                                              375              49
   Smithfield Foods
         7.750%, 05/15/13                                                                  950             637
         7.750%, 07/01/17                                                                  100              62
         7.000%, 08/01/11                                                                  325             250


    136 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Spectrum Brands
         7.375%, 02/01/15 (A) (C)                                                $       1,733   $         433
   SuperValu
         7.500%, 11/15/14                                                                1,425           1,391
   Tyson Foods
         10.500%, 03/01/14 (A) (B)                                                         670             683
                                                                                                 -------------
                                                                                                        22,130
                                                                                                 -------------
ENERGY -- 11.8%
   Allis-Chalmers Energy
         9.000%, 01/15/14                                                                1,842             857
         8.500%, 03/01/17                                                                  100              43
   Arch Western Finance
         6.750%, 07/01/13                                                                6,040           5,527
   Atlas Energy Resources
         10.750%, 02/01/18 (B)                                                           1,300             949
   Atlas Pipeline Partners
         8.125%, 12/15/15                                                                  375             214
   Aventine Renewable Energy Holdings
         10.000%, 04/01/17                                                               2,750             495
   Boardwalk Pipelines
         5.200%, 06/01/18                                                                1,715           1,315
   Brigham Exploration
         9.625%, 05/01/14                                                                  750             229
   Chaparral Energy
         8.875%, 02/01/17                                                                  675             233
         8.500%, 12/01/15                                                                  175              60
   Chesapeake Energy
         9.500%, 02/15/15                                                                1,715           1,668
         7.625%, 07/15/13                                                                  325             299
         7.500%, 06/15/14 (A)                                                              456             412
         7.500%, 09/15/13 (A)                                                            1,425           1,304
         7.250%, 12/15/18                                                                1,400           1,150
         7.000%, 08/15/14                                                                1,544           1,359
         6.875%, 11/15/20                                                                  150             117
         6.875%, 01/15/16                                                                   50              42
         6.500%, 08/15/17 (A)                                                            2,270           1,850
         6.375%, 06/15/15                                                                  470             396
   Cie Generale de Geophysique-Veritas
         7.750%, 05/15/17                                                                1,045             799
         7.500%, 05/15/15                                                                  513             405
   Cimarex Energy
         7.125%, 05/01/17                                                                1,650           1,328
   Colorado Interstate Gas
         6.800%, 11/15/15                                                                   88              82
   Compton Petroleum Finance
         7.625%, 12/01/13                                                                1,545             487
   Copano Energy
         7.750%, 06/01/18 (B)                                                            2,890           2,297
   Denbury Resources
         9.750%, 03/01/16 (A)                                                              930             897
         7.500%, 04/01/13                                                                2,840           2,570
         7.500%, 12/15/15                                                                1,250           1,088

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Dynegy Holdings
         8.375%, 05/01/16                                                        $       1,250   $         847
         7.750%, 06/01/19 (A)                                                            1,460             949
         7.500%, 06/01/15 (A)                                                            4,140           2,826
   El Paso
         8.250%, 02/15/16                                                                1,605           1,501
         8.050%, 10/15/30                                                                  375             286
         7.875%, 06/15/12 (A)                                                            1,345           1,279
         7.800%, 08/01/31                                                                  825             616
         7.420%, 02/15/37                                                                1,375             957
         7.250%, 06/01/18 (A)                                                            3,330           2,830
         7.000%, 06/15/17                                                                1,320           1,124
         6.875%, 06/15/14                                                                  640             570
   El Paso Performance-Linked Trust
         7.750%, 07/15/11 (B)                                                              725             695
   Forest Oil
         8.500%, 02/15/14 (B)                                                            1,575           1,461
         8.000%, 12/15/11                                                                  585             562
         7.750%, 05/01/14                                                                  455             404
         7.250%, 06/15/19 (B)                                                              860             679
   Frontier Oil
         8.500%, 09/15/16                                                                  615             606
         6.625%, 10/01/11                                                                  100              98
   Gulfmark Offshore
         7.750%, 07/15/14                                                                  875             647
   Helix Energy Solutions Group
         9.500%, 01/15/16 (B)                                                            3,150           1,859
   Hilcorp Energy I
         9.000%, 06/01/16 (B)                                                            1,785           1,321
         7.750%, 11/01/15 (B)                                                            3,320           2,424
   International Coal Group
         10.250%, 07/15/14                                                                 815             522
   Key Energy Services
         8.375%, 12/01/14                                                                1,030             649
   Mariner Energy
         8.000%, 05/15/17                                                                1,180             779
   MarkWest Energy Partners
         8.750%, 04/15/18                                                                2,375           1,657
   MarkWest Energy Partners, Ser B
         6.875%, 11/01/14                                                                  925             652
   Massey Energy
         6.875%, 12/15/13                                                                1,690           1,470
   Nabors Industries
         9.250%, 01/15/19 (B)                                                            2,100           1,991
   Newfield Exploration
         7.125%, 05/15/18                                                                1,500           1,327
         6.625%, 04/15/16 (A)                                                            1,960           1,754
   OPTI Canada
         8.250%, 12/15/14 (A)                                                            1,980             886
         7.875%, 12/15/14                                                                1,340             586
   Pacific Energy Partners
         7.125%, 06/15/14                                                                  225             208
         6.250%, 09/15/15                                                                  100              86


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Parker Drilling
         9.625%, 10/01/13                                                        $         236   $         158
   Peabody Energy
         7.375%, 11/01/16                                                                  825             817
   Peabody Energy, Ser B
         6.875%, 03/15/13 (A)                                                            3,600           3,510
   PetroHawk Energy
         10.500%, 08/01/14 (B)                                                           2,225           2,214
         9.125%, 07/15/13                                                                1,571           1,508
         7.875%, 06/01/15 (B)                                                            1,810           1,593
   Petroleum Development
         12.000%, 02/15/18                                                               1,820           1,201
   PetroProd
         10.850%, 05/24/13                                                                 500              65
   PHI
         7.125%, 04/15/13                                                                  125              77
   Plains Exploration & Production
         10.000%, 03/01/16                                                                 225             213
         7.750%, 06/15/15                                                                   75              65
         7.625%, 06/01/18                                                                1,045             846
         7.000%, 03/15/17                                                                1,045             831
   Pride International
         7.375%, 07/15/14                                                                2,469           2,432
   Quicksilver Resources
         8.250%, 08/01/15                                                                1,375             887
         7.125%, 04/01/16                                                                  700             332
   Range Resources
         7.250%, 05/01/18 (A)                                                              620             555
         6.375%, 03/15/15                                                                  455             404
   Regency Energy Partners
         8.375%, 12/15/13                                                                1,622           1,379
   Sabine Pass LNG
         7.250%, 11/30/13 (A)                                                            1,400             987
   SandRidge Energy
         8.625%, 04/01/15                                                                  825             536
         8.000%, 06/01/18 (B)                                                            1,510           1,110
   Seitel
         9.750%, 02/15/14                                                                2,200             973
   SESI
         6.875%, 06/01/14                                                                1,000             810
   Southwestern Energy
         7.500%, 02/01/18 (A) (B)                                                        1,800           1,737
   Swift Energy
         7.625%, 07/15/11                                                                3,244           2,465
   Targa Resources
         8.500%, 11/01/13                                                                  225             139
   Targa Resources Partners
         8.250%, 07/01/16 (B)                                                              875             634
   Tennessee Gas Pipeline
         8.000%, 02/01/16 (B)                                                              885             885
   Tesoro
         6.625%, 11/01/15                                                                1,650           1,304
   United Refining
         10.500%, 08/15/12                                                                 675             391

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Valero Energy
         9.375%, 03/15/19                                                        $         680   $         702
   Venoco
         8.750%, 12/15/11                                                                2,730           1,488
   Whiting Petroleum
         7.250%, 05/01/13                                                                  730             573
   Williams
         8.750%, 01/15/20 (B)                                                               75              75
         8.125%, 03/15/12                                                                  125             127
         7.875%, 09/01/21                                                                  705             652
         7.750%, 06/15/31                                                                  500             405
   Williams Partners L.P.
         7.250%, 02/01/17 (A)                                                            1,440           1,224
   Williams, Ser A
         7.500%, 01/15/31                                                                  325             257
                                                                                                 -------------
                                                                                                       102,141
                                                                                                 -------------
FINANCIALS -- 7.5%
   AAC Group Holding
         2.856%, 10/01/12 (B) (D)                                                        1,080             610
   ACE Cash Express
         10.250%, 10/01/14 (B)                                                             775             194
   ALH Finance LLC
         8.500%, 01/15/13                                                                3,270           2,763
   Buffalo Thunder Development Authority
         9.375%, 12/15/14 (B)                                                            2,175             131
   Calfrac Holdings
         7.750%, 02/15/15 (B)                                                            2,850           1,354
   Cardtronics
         9.250%, 08/15/13                                                                  455             291
         9.250%, 08/15/13                                                                1,200             768
   Cebridge PIK
         8.801%, 05/05/14                                                                  403             263
   E*Trade Financial
         12.500%, 11/30/17                                                                 590             268
   Felcor Lodging L.P.
         4.443%, 12/01/11+++ (E)                                                           225             108
   Ferrellgas Partners
         6.750%, 05/01/14 (A) (B)                                                        1,250           1,050
   FireKeepers Development Authority
         13.875%, 05/01/15 (B)                                                             325             198
   Ford Motor Credit
         9.875%, 08/10/11                                                                1,660           1,257
   Ford Motor Credit LLC
         12.000%, 05/15/15                                                                 725             549
         9.750%, 09/15/10                                                                  200             165
         9.203%, 04/15/09 (E)                                                            3,185           3,145
         7.800%, 06/01/12                                                                3,310           2,243
         7.569%, 01/13/12 (E)                                                              615             387
         7.375%, 10/28/09                                                                1,275           1,143
         7.250%, 10/25/11                                                                1,090             776
         7.000%, 10/01/13 (A)                                                            6,238           4,171
         4.361%, 01/15/10 (E)                                                              515             420


    138 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Fresenius US Finance II
         9.000%, 07/15/15 (B)                                                    $         300   $         312
   Galaxy Entertainment Finance
         9.875%, 12/15/12 (B)                                                            1,180             779
   Global Cash Access
         8.750%, 03/15/12                                                                  960             787
   GMAC LLC
         8.000%, 11/01/31                                                                2,000             743
         8.000%, 11/01/31 (A) (B)                                                        1,788             860
         7.250%, 03/02/11 (B)                                                              237             175
         7.000%, 02/01/12 (B)                                                               63              44
         6.875%, 08/28/12 (A) (B)                                                        4,188           2,813
         6.875%, 09/15/11 (B)                                                            3,837           2,727
         6.750%, 12/01/14 (A)                                                            3,425           1,990
         6.625%, 05/15/12 (A) (B)                                                        1,024             687
         6.000%, 12/15/11 (B)                                                              987             672
         5.625%, 05/15/09                                                                  775             734
         3.399%, 05/15/09 (E)                                                            1,175           1,116
   GrafTech Finance
         10.250%, 02/15/12                                                                  65              59
   Hartford Financial Services Group
         8.125%, 06/15/09 (E)                                                            1,250             400
   Hawker Beechcraft Acquisition PIK
         8.875%, 04/01/15                                                                2,620             295
   Hawker Beechcraft Acquisition
         9.750%, 04/01/17 (B)                                                              200              34
   Hellas Telecommunications
      Luxembourg II
         10.502%, 01/15/15 (B) (E)                                                       2,250             371
   Hexion US Finance
         9.750%, 11/15/14                                                                5,750           1,265
         7.304%, 11/15/14 (A) (E)                                                          750             146
   Host Hotels & Resorts
         6.875%, 11/01/14+++ (A)                                                         1,705           1,313
   Host Marriott LP
         7.125%, 11/01/13+++                                                               300             242
   Host Marriott LP, Ser O
         6.375%, 03/15/15+++ (A)                                                         1,190             881
   Host Marriott LP, Ser Q
         6.750%, 06/01/16+++ (A)                                                         2,575           1,880
   HUB International Holdings
         9.000%, 12/15/14 (B)                                                            2,350           1,486
   Icahn Enterprises
         7.125%, 02/15/13 (A)                                                            2,950           2,345
   Inergy L.P.
         8.250%, 03/01/16                                                                  350             333
         6.875%, 12/15/14 (A)                                                              855             791
   iPayment
         9.750%, 05/15/14                                                                  750             390
   JPMorgan Chase
         7.900%, 04/29/49 (E)                                                              635             408
   JPMorgan Chase Capital XXV
         6.800%, 10/01/37                                                                   70              46

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   KAR Holdings
         8.750%, 05/01/14                                                        $       1,930   $       1,023
         6.801%, 05/01/14 (E)                                                              800             376
   LaBranche
         11.000%, 05/15/12                                                                 865             780
   Lehman Brothers Holdings MTN
         6.875%, 05/02/18 (A) (C)                                                        2,750             330
         5.625%, 01/24/13 (C)                                                              825             103
   Liberty Mutual Group
         10.750%, 06/15/09 (B) (E)                                                       1,325             649
   Marlin Water Trust II
         0.000%, 07/15/03 (B) (C)                                                        4,200               5
   MetLife Capital Trust X
         9.250%, 04/08/38 (B) (E)                                                          600             336
   Nielsen Finance
         5.188%, 08/01/16 (D)                                                            1,900             789
   Nielsen Finance LLC
         10.000%, 08/01/14                                                               1,490           1,281
   Novelis
         7.250%, 02/15/15                                                                  850             340
         7.250%, 02/15/15                                                                  100              40
   Nuveen Investments
         10.500%, 11/15/15 (B)                                                           5,885           1,648
   Omega Healthcare Investors
         7.000%, 01/15/16+++                                                             1,300           1,164
   Petroplus Finance
         7.000%, 05/01/17 (B)                                                            1,310             943
         6.750%, 05/01/14                                                                1,130             836
   Pinnacle Foods Finance
         10.625%, 04/01/17                                                                 775             543
         9.250%, 04/01/15 (A)                                                              415             330
   PXRE Capital Trust I
         8.850%, 02/01/27                                                                1,100             696
   Realogy
         10.500%, 04/15/14                                                                 400             112
   Senior Housing Properties Trust
         7.875%, 04/15/15+++                                                               671             550
   Silicon Valley Bank
         5.700%, 06/01/12                                                                  325             310
   Snoqualmie Entertainment Authority
         9.125%, 02/01/15 (B)                                                              975             254
         5.384%, 02/01/14 (B) (E)                                                          300              75
   Universal City Development Partners
         11.750%, 04/01/10                                                                  25              21
   USB Capital IX
         6.189%, 04/15/49 (E)                                                              345             136
   Ventas Realty L.P.
         9.000%, 05/01/12+++                                                               675             673
         7.125%, 06/01/15+++                                                               400             360
         6.750%, 04/01/17+++                                                               850             727
         6.625%, 10/15/14+++                                                               375             334
   Wells Fargo Capital XIII MTN
         7.700%, 12/29/49 (E)                                                              280             133
                                                                                                 -------------
                                                                                                        65,275
                                                                                                 -------------


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
HEALTH CARE -- 5.9%
   Alliance Imaging
         7.250%, 12/15/12                                                        $         460   $         442
   Biomet
         11.625%, 10/15/17                                                               2,795           2,467
         10.375%, 10/15/17                                                               6,975           5,894
         10.000%, 10/15/17 (A)                                                           2,355           2,331
   Bio-Rad Laboratories
         6.125%, 12/15/14                                                                  950             822
   Cooper
         7.125%, 02/15/15                                                                1,290           1,171
   CRC Health
         10.750%, 02/01/16                                                               2,075           1,307
   DaVita
         6.625%, 03/15/13 (A)                                                            3,250           3,152
   DJO Finance
         10.875%, 11/15/14 (A)                                                           2,815           2,090
   Elan Finance
         8.875%, 12/01/13                                                                  545             436
         7.750%, 11/15/11 (A)                                                              235             197
   HCA MTN
         9.875%, 02/15/17 (A) (B)                                                          260             246
         9.625%, 11/15/16                                                               10,010           7,983
         9.250%, 11/15/16 (A)                                                            5,045           4,603
         8.700%, 02/10/10                                                                  150             149
         6.500%, 02/15/16 (A)                                                            1,610           1,054
   Healthsouth
         8.323%, 06/15/14 (E)                                                            1,140             980
   NMH Holdings
         9.121%, 06/15/14 (B) (E)                                                          751             421
   Psychiatric Solutions
         7.750%, 07/15/15 (A)                                                            2,550           2,301
   Res-Care
         7.750%, 10/15/13                                                                  675             596
   Select Medical
         7.625%, 02/01/15                                                                1,965           1,272
   Spheris
         11.000%, 12/15/12                                                               1,400             490
   Sun Healthcare Group
         9.125%, 04/15/15                                                                  125             117
   Surgical Care Affiliates
         8.875%, 07/15/15 (B)                                                            1,415             821
   Tenet Healthcare
         10.000%, 05/01/18 (B)                                                             730             706
         9.875%, 07/01/14                                                                  875             683
         9.250%, 02/01/15 (A)                                                            3,295           2,537
         9.000%, 05/01/15 (B)                                                              635             613
         7.375%, 02/01/13                                                                1,020             811
   United Surgical Partners International PIK
         9.250%, 05/01/17                                                                2,230           1,539
   United Surgical Partners International
         8.875%, 05/01/17                                                                  745             577

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Universal Hospital Services
         8.500%, 06/01/15                                                        $         640   $         570
         5.942%, 06/01/15 (E)                                                              175             127
   US Oncology
         10.750%, 08/15/14                                                                 500             460
         9.000%, 08/15/12                                                                  500             485
   Vanguard Health Holding I
         12.744%, 10/01/15 (D)                                                             600             498
   VWR Funding
         10.250%, 07/15/15                                                                 800             544
                                                                                                 -------------
                                                                                                        51,492
                                                                                                 -------------
INDUSTRIALS -- 5.8%
   ACCO Brands
         7.625%, 08/15/15                                                                4,655             931
   Actuant
         6.875%, 06/15/17                                                                2,000           1,695
   AGY Holding
         11.000%, 11/15/14                                                                 675             412
   Ahern Rentals
         9.250%, 08/15/13                                                                  125              44
   Aleris International
         10.000%, 12/15/16 (C)                                                           1,800               1
   Aleris International PIK
         4.683%, 12/15/14 (C)                                                              725               1
   Allied Waste North America
         7.875%, 04/15/13                                                                  475             473
   Allied Waste North America, Ser B
         7.125%, 05/15/16 (A)                                                              340             317
   Allison Transmission
         11.250%, 11/01/15 (B)                                                             375             150
         11.000%, 11/01/15 (B)                                                             500             237
   American Achievement Group Holding
         12.750%, 10/01/12                                                                 839             126
   American Airlines, Ser 01-1
         7.379%, 05/23/16                                                                   90              42
   American Railcar Industries
         7.500%, 03/01/14                                                                  300             209
   Ames True Temper
         10.000%, 07/15/12 (A)                                                             955             477
         5.094%, 01/15/12 (E)                                                            1,345             888
   Anixter
         10.000%, 03/15/14                                                               1,255           1,164
   Aramark Services
         8.500%, 02/01/15 (A)                                                            3,454           3,178
         4.670%, 02/01/15 (E)                                                              350             267
   Associated Materials
         9.750%, 04/15/12 (A)                                                              715             565
   Atrium
         15.000%, 12/15/12 (B)                                                           1,406              42
   Baker & Taylor
         11.500%, 07/01/13 (B)                                                             950             228


    140 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Baldor Electric
         8.625%, 02/15/17                                                        $       1,805   $       1,430
   BE Aerospace
         8.500%, 07/01/18 (A)                                                            1,100             917
   Belden
         7.000%, 03/15/17                                                                  200             164
   Bombardier
         8.000%, 11/15/14 (B)                                                              280             205
   Building Materials Corp of America
         7.750%, 08/01/14                                                                  950             653
   Casella Waste Systems
         9.750%, 02/01/13                                                                1,075             908
   Chart Industries
         9.125%, 10/15/15                                                                  325             237
   Complete Production Services
         8.000%, 12/15/16                                                                  630             400
   Cornell
         10.750%, 07/01/12                                                                 595             564
   Corrections Corp of America
         7.500%, 05/01/11                                                                  205             206
         6.750%, 01/31/14                                                                  170             163
         6.250%, 03/15/13 (A)                                                            1,447           1,386
   DR Horton
         5.625%, 01/15/16                                                                  525             399
   Delta Air Lines, Ser 2002-1, Cl C
         7.779%, 01/02/12                                                                  643             540
   Delta Air Lines, Ser 2002-1
         8.300%, 12/15/29 (A)                                                              925               6
   Deluxe
         7.375%, 06/01/15                                                                  200             148
   Education Management LLC
         10.250%, 06/01/16                                                                 525             491
   Esco
         5.871%, 12/15/13 (B) (E)                                                          150              95
   FTI Consulting
         7.750%, 10/01/16                                                                1,235           1,232
         7.625%, 06/15/13                                                                1,073           1,081
   General Cable
         7.125%, 04/01/17                                                                  525             431
   Indalex Holding, Ser B
         11.500%, 02/01/14 (C)                                                             659              33
   Interline Brands
         8.125%, 06/15/14 (A)                                                              625             559
   J.B. Poindexter
         8.750%, 03/15/14 (A)                                                              375             225
   K Hovnanian Enterprises
         8.625%, 01/15/17                                                                1,920             528
         7.500%, 05/15/16                                                                  825             227
         6.500%, 01/15/14                                                                  300              82
         6.375%, 12/15/14                                                                  250              69
         6.250%, 01/15/15                                                                  700             189
         6.250%, 01/15/16                                                                1,225             331

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Kansas City Southern de Mexico
         12.500%, 04/01/16 (B)                                                   $         295   $         279
         9.375%, 05/01/12                                                                  420             382
   L-3 Communications
         7.625%, 06/15/12                                                                  275             276
         6.125%, 07/15/13                                                                   50              48
         5.875%, 01/15/15                                                                3,231           2,997
   L-3 Communications, Ser B
         6.375%, 10/15/15 (A)                                                              524             494
   Language Line
         11.125%, 06/15/12                                                                  50              46
   Meritage Homes
         7.000%, 05/01/14                                                                   75              48
         6.250%, 03/15/15                                                                   50              30
   Mobile Mini
         9.750%, 08/01/14                                                                  450             334
         6.875%, 05/01/15                                                                1,000             690
   Moog
         7.250%, 06/15/18 (B)                                                              365             337
   Mueller Water Products
         7.375%, 06/01/17                                                                1,000             515
   Nebraska Book
         8.625%, 03/15/12                                                                  250             140
   Neenah Foundary
         9.500%, 01/01/17                                                                  400             106
   Noble Group
         6.625%, 03/17/15 (B)                                                              575             374
   Northwest Airlines (Escrow Security)
         0.000%, 06/01/06                                                                1,575               4
         0.000%, 02/01/09                                                                   75              --
         0.000%, 03/15/08                                                                  175              --
         0.000%, 11/15/23 (D)                                                            1,200               3
   Ply Gem Industries
         11.750%, 06/15/13                                                                 375             167
   Propex Fabrics
         10.000%, 12/01/12 (C)                                                             175              --
   Quality Distribution
         9.000%, 11/15/10                                                                  825             264
   Quebecor World Capital
         8.750%, 03/15/16 (A) (B) (C)                                                    1,915              67
         6.125%, 11/15/13 (A) (C)                                                        1,725              30
   RBS Global and Rexnord
         11.750%, 08/01/16 (A)                                                           1,450             884
         8.875%, 09/01/16                                                                2,995           2,246
   Sabine Pass LNG
         7.500%, 11/30/16 (B)                                                              550             368
   Sequa
         11.750%, 12/01/15 (B)                                                             975             146
   SPX
         7.625%, 12/15/14                                                                1,190           1,142
   Standard-Pacific
         7.750%, 03/15/13                                                                  575             311
         7.000%, 08/15/15                                                                  150              72


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 141

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Swift Transportation
         12.500%, 05/15/17 (A) (B)                                               $         100   $          22
   Terex
         8.000%, 11/15/17 (A)                                                            6,975           5,650
   Thermadyne Holdings
         9.250%, 02/01/14                                                                  710             454
   Titan International
         8.000%, 01/15/12                                                                3,100           2,418
   TransDigm
         7.750%, 07/15/14                                                                1,775           1,655
   UCI Holdings
         9.320%, 12/15/13 (E)                                                            1,049              84
   United Air Lines
         9.125%, 01/15/12 (C)                                                            1,075              --
   United Air Lines, Ser 95A1
         9.560%, 10/19/18                                                                  605             151
         0.000%, 04/19/12                                                                  385              97
   United Air Lines, Ser A
         10.670%, 05/01/04 (C)                                                             525              --
   Vought Aircraft Industries
         8.000%, 07/15/11                                                                3,005           1,172
   Waste Management
         7.375%, 03/11/19                                                                   75              76
         6.375%, 03/11/15                                                                  150             150
                                                                                                 -------------
                                                                                                        50,075
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 3.2%
   Activant Solutions
         9.500%, 05/01/16                                                                1,500             919
   Advanced Micro Devices
         7.750%, 11/01/12 (A)                                                              747             397
   Amkor Technology
         9.250%, 06/01/16                                                                  550             423
         7.750%, 05/15/13 (A)                                                            1,620           1,304
         7.125%, 03/15/11 (A)                                                            2,400           2,223
   Avago Technologies Finance Pte
         10.125%, 12/01/13                                                                 305             271
   Celestica
         7.875%, 07/01/11                                                                  365             356
         7.625%, 07/01/13                                                                  645             564
   Compucom Systems
         12.500%, 10/01/15 (B)                                                             900             522
   First Data
         9.875%, 09/24/15 (A)                                                            3,540           2,071
   Flextronics International
         6.500%, 05/15/13                                                                  300             267
         6.250%, 11/15/14 (A)                                                            2,660           2,248
   Freescale Semiconductor
         12.500%, 12/15/14                                                                 317             166
         8.875%, 12/15/14                                                                1,700             357
   Freescale Semiconductor PIK
         9.125%, 12/15/14                                                                6,130             460

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Innophos
         8.875%, 08/15/14 (A)                                                    $       1,245   $       1,021
   Iron Mountain
         8.750%, 07/15/18 (A)                                                            1,055           1,047
         8.625%, 04/01/13                                                                  350             350
         8.000%, 06/15/20                                                                1,205           1,121
   Lender Processing Services
         8.125%, 07/01/16                                                                  485             481
   MagnaChip Semiconductor
         6.875%, 12/15/11 (A) (C)                                                          450               4
   Nortel Networks
         10.750%, 07/15/16 (A) (B) (C)                                                     600             108
         10.125%, 07/15/13 (C)                                                             475              89
   NXP Funding LLC
         9.500%, 10/15/15                                                                2,880             317
         7.875%, 10/15/14 (A)                                                            1,985             462
   Open Solutions
         9.750%, 02/01/15 (B)                                                            4,295             650
   Sanmina-SCI
         4.746%, 06/15/14 (B) (E)                                                        1,250             688
         4.070%, 06/15/10 (A) (B) (E)                                                    1,699           1,431
   Sensata Technologies
         8.000%, 05/01/14                                                                1,855             556
   Smart Modular Technologies
         6.935%, 04/01/12 (E)                                                            1,670           1,319
   Sungard Data Systems
         10.625%, 05/15/15 (B)                                                             550             481
         10.250%, 08/15/15 (A)                                                           6,359           4,451
         9.125%, 08/15/13 (A)                                                            1,118             973
                                                                                                 -------------
                                                                                                        28,097
                                                                                                 -------------
MATERIALS -- 7.2%
   Abitibi-Consolidated
         8.850%, 08/01/30 (A)                                                              125              10
         8.550%, 08/01/10 (A)                                                            2,450             208
   Abitibi-Consolidated of Canada
         6.000%, 06/20/13                                                                1,275             115
   AK Steel
         7.750%, 06/15/12 (A)                                                            3,500           2,747
   Altos Hornos de Mexico, Ser A
         0.000%, 04/30/02 (C)                                                              500              55
   Altos Hornos de Mexico, Ser B
         0.000%, 04/30/04 (C)                                                              900              99
   Appleton Papers
         9.750%, 06/15/14                                                                  700             126
   Basell AF SCA
         8.375%, 08/15/15 (B) (C)                                                          850              28
   Bowater
         9.500%, 10/15/12                                                                  500              45
   Bowater Canada Finance
         7.950%, 11/15/11                                                                  275              25
   BWAY
         10.000%, 10/15/10                                                               2,159           2,181


    142 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   California Steel Industries
         6.125%, 03/15/14                                                        $         185   $         129
   Cascades
         7.250%, 02/15/13                                                                  655             365
   Catalyst Paper
         8.625%, 06/15/11                                                                1,498             685
         7.375%, 03/01/14                                                                  455             162
   Crown Americas
         7.625%, 11/15/13 (A)                                                              775             778
   Crown Cork & Seal
         8.000%, 04/15/23                                                                1,275           1,135
   Domtar
         9.500%, 08/01/16                                                                  275             181
         7.875%, 10/15/11                                                                  100              81
         7.125%, 08/15/15                                                                1,100             737
   Evraz Group
         9.500%, 04/24/18 (B)                                                            2,875           1,596
         8.875%, 04/24/13 (B)                                                            1,225             778
   FMG Finance
      10.625%, 09/01/16 (A) (B)                                                          2,235           1,877
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17 (A)                                                            6,360           5,946
         8.250%, 04/01/15 (A)                                                            2,150           2,059
         7.084%, 04/01/15 (E)                                                            1,200             987
   Georgia Gulf
         9.500%, 10/15/14                                                                  225              38
         7.125%, 12/15/13                                                                  150              24
   Georgia-Pacific LLC
         8.125%, 05/15/11 (A)                                                              565             561
         8.000%, 01/15/24                                                                1,575           1,252
         7.700%, 06/15/15 (A)                                                            1,070             968
         7.125%, 01/15/17 (A) (B)                                                        1,690           1,563
         7.000%, 01/15/15 (A) (B)                                                        3,115           2,913
   Glatfelter
         7.125%, 05/01/16                                                                1,705           1,454
   Graham Packaging
         9.875%, 10/15/14                                                                4,603           2,969
         8.500%, 10/15/12                                                                  100              77
   Graphic Packaging International
         9.500%, 08/15/13 (A)                                                            1,605           1,148
   Huntsman International
         7.875%, 11/15/14 (A)                                                            1,855             761
         7.375%, 01/01/15                                                                1,025             420
   Huntsman LLC
         11.500%, 07/15/12                                                               1,555           1,213
   Ineos Group Holdings PLC
         8.500%, 02/15/16 (B)                                                            3,000             172
   Innophos Holdings
         9.500%, 04/15/12 (B)                                                              725             507
   Intertape Polymer US
         8.500%, 08/01/14                                                                  800             486
   MacDermid
         9.500%, 04/15/17 (B)                                                            2,160             745

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Methanex
         6.000%, 08/15/15                                                        $         175   $         119
   Millar Western Forest Products
         7.750%, 11/15/13                                                                  605             203
   Millennium America
         7.625%, 11/15/26 (C)                                                              175               2
   Momentive Performance Materials
         11.500%, 12/01/16                                                                 575             108
   Mosaic
         7.625%, 12/01/16 (A) (B)                                                        2,550           2,499
   Mosaic Global Holdings
         7.300%, 01/15/28                                                                  350             262
   Nalco
         8.875%, 11/15/13 (A)                                                            1,855           1,781
         7.750%, 11/15/11                                                                   50              49
   Newark Group
         9.750%, 03/15/14                                                                  825              72
   NewPage
         10.000%, 05/01/12 (A)                                                           1,045             363
   Noranda Aluminium Acquisition PIK
         6.595%, 11/15/08 (E)                                                            2,965             919
   Noranda Aluminium Holdings PIK
         8.345%, 11/17/08 (E)                                                              725             149
   Packaging Dynamics Finance
         10.000%, 05/01/16 (B)                                                           2,495           1,054
   PolyOne
         8.875%, 05/01/12                                                                3,095           1,346
   Reichhold Industries
         9.000%, 08/15/14 (B)                                                            1,969             827
   Rock-Tenn
         9.250%, 03/15/16                                                                  490             489
         5.625%, 03/15/13                                                                2,200           1,936
   Rockwood Specialties Group
         7.500%, 11/15/14                                                                  600             507
   Ryerson
         12.000%, 11/01/15 (A) (B)                                                         990             567
         10.568%, 11/01/14 (B) (E)                                                         125              65
   Sappi Papier Holding
         6.750%, 06/15/12 (B)                                                              700             393
   Smurfit-Stone Container Enterprises
         8.375%, 07/01/12 (A) (C)                                                        2,470             312
   Solo Cup
         8.500%, 02/15/14                                                                  475             347
   Solutia
         0.000%, 12/31/99 (A)                                                              230              --
   Steel Capital for OAO Severstal
         9.750%, 07/29/13 (B)                                                              245             159
   Steel Dynamics
         7.750%, 04/15/16 (A) (B)                                                        1,930           1,322
         7.375%, 11/01/12                                                                1,330           1,037
         6.750%, 04/01/15 (A)                                                              475             322
   Stone Container Enterprises
         8.000%, 03/15/17 (C)                                                              450              54


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 143

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Terra Capital, Ser B
         7.000%, 02/01/17                                                        $       1,315   $       1,210
   Tube City IMS
         9.750%, 02/01/15                                                                1,025             156
   United States Steel
         7.000%, 02/01/18 (A)                                                            1,170             798
         6.650%, 06/01/37                                                                  150              85
   Vedanta Resources
         9.500%, 07/18/18 (B)                                                            2,000           1,260
   Verso Paper Holdings and Verson Paper
         11.375%, 08/01/16                                                                 300              70
   Vitro
         9.125%, 02/01/17 (C)                                                            3,585             820
                                                                                                 -------------
                                                                                                        62,068
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 10.4%
   American Tower
         7.500%, 05/01/12                                                                   50              50
         7.125%, 10/15/12 (A)                                                              910             914
         7.000%, 10/15/17                                                                   25              25
   Centennial Communications
         9.633%, 01/01/13 (E)                                                              425             425
         8.125%, 02/01/14                                                                  575             592
   Cincinnati Bell
         7.250%, 07/15/13                                                                  225             215
         7.000%, 02/15/15                                                                  760             699
   Citizens Communications
         9.250%, 05/15/11 (A)                                                              245             249
         7.125%, 03/15/19                                                                1,675           1,315
         6.625%, 03/15/15                                                                1,480           1,250
         6.250%, 01/15/13                                                                  445             403
   Cricket Communications
         10.000%, 07/15/15 (B)                                                             575             553
         9.375%, 11/01/14 (A)                                                            7,160           6,820
   Crown Castle International
         9.000%, 01/15/15 (A)                                                            3,520           3,529
   Digicel Group
         9.250%, 09/01/12 (B)                                                            1,860           1,641
         9.125%, 01/15/15 (A) (B)                                                          771             470
         8.875%, 01/15/15 (A) (B)                                                        3,765           2,428
   Fairpoint Communications
         13.125%, 04/01/18 (B)                                                           1,930             367
   GCI
         7.250%, 02/15/14                                                                1,525           1,334
   Hawaiian Telcom Communications, Ser B
         9.750%, 05/01/13 (A) (C)                                                          475               7
   Hughes Network Systems
         9.500%, 04/15/14                                                                1,065             953
   Inmarsat Finance
         10.375%, 11/15/12 (D)                                                           1,080           1,107
   Intelsat
         9.250%, 06/15/16 (B)                                                              950             879

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Intelsat Bermuda
         11.250%, 06/15/16 (A)                                                   $       4,630   $       4,491
   Intelsat Jackson Holdings
         9.500%, 06/15/16 (B)                                                            1,370           1,288
   Intelsat Subsidiary Holding
         8.875%, 01/15/15 (B)                                                            2,415           2,252
         8.875%, 01/15/15 (A) (B)                                                        2,545           2,361
         8.500%, 01/15/13 (B)                                                            1,250           1,178
   iPCS
         3.295%, 05/01/13 (A) (E)                                                        1,180             885
   iPCS PIK
         6.051%, 05/01/14 (E)                                                            2,590           1,580
   Level 3 Financing
         8.750%, 02/15/17                                                                1,625           1,040
         5.474%, 02/15/15 (E)                                                              125              64
   Lucent Technologies
         6.450%, 03/15/29                                                                1,010             384
   MetroPCS Wireless
         9.250%, 11/01/14 (A)                                                            7,185           6,969
         9.250%, 11/01/14 (B)                                                            1,290           1,245
   Nextel Communications
         6.875%, 10/31/13                                                                  850             485
   Nordic Telephone Holdings
         8.875%, 05/01/16 (B)                                                            3,310           3,095
   Orascom Telecom Finance
         7.875%, 02/08/14 (B)                                                            2,000           1,280
   PAETEC Holding
         9.500%, 07/15/15 (A)                                                            1,970           1,379
   Primus Telecommunications
         8.000%, 01/15/14 (C)                                                            1,650              91
   Qwest
         7.500%, 10/01/14                                                                  960             874
         7.250%, 10/15/35                                                                1,200             780
         7.250%, 09/15/25                                                                  350             231
         6.875%, 09/15/33                                                                  225             147
   Qwest Capital Funding
         7.900%, 08/15/10                                                                  150             146
         7.250%, 02/15/11                                                                  410             392
   Qwest Communications International
         7.250%, 02/15/11                                                                3,005           2,900
   Qwest Communications International,
      Ser B
         7.500%, 02/15/14 (A)                                                            1,120             969
   Rogers Wireless
         8.000%, 12/15/12                                                                1,575           1,589
   Sprint Capital
         8.750%, 03/15/32                                                                2,015           1,350
         8.375%, 03/15/12                                                                1,350           1,222
         6.900%, 05/01/19                                                                5,430           3,828
         6.875%, 11/15/28                                                                  300             183
   Sprint Nextel
         6.000%, 12/01/16 (A)                                                            2,770           1,981


    144 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Telcordia Technologies
         10.000%, 03/15/13 (B)                                                   $       1,825   $         753
   Telesat Canada
         12.500%, 11/01/17 (B)                                                             635             470
         11.000%, 11/01/15 (B)                                                             560             465
   Time Warner Telecom Holdings
         9.250%, 02/15/14                                                                1,000             965
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18 (B)                                                            1,265             778
   Virgin Media Finance PLC
         8.750%, 04/15/14                                                                1,510           1,427
   West
         11.000%, 10/15/16 (A)                                                             875             582
         9.500%, 10/15/14 (A)                                                            2,675           1,862
   Wind Acquisition Finance
         10.750%, 12/01/15 (B)                                                           2,735           2,708
   Windstream
         8.625%, 08/01/16                                                                   50              49
         8.625%, 08/01/16                                                                4,175           4,123
         8.125%, 08/01/13 (A)                                                            2,430           2,393
         7.000%, 03/15/19                                                                1,000             880
                                                                                                 -------------
                                                                                                        90,339
                                                                                                 -------------
UTILITIES -- 4.1%
   AES
         9.750%, 04/15/16 (B)                                                            1,620           1,523
         8.750%, 05/15/13 (B)                                                              128             126
         8.000%, 06/01/20 (B)                                                              595             482
         8.000%, 10/15/17 (A)                                                            2,150           1,854
         7.750%, 03/01/14                                                                   50              45
   Calpine Generating
         14.320%, 04/01/11 (C) (E)                                                       1,600             152
   CMS Energy
         8.500%, 04/15/11                                                                  305             307
   Edison Mission Energy
         7.625%, 05/15/27                                                                  385             231
         7.500%, 06/15/13                                                                1,755           1,386
         7.000%, 05/15/17 (A)                                                            4,097           2,991
   Elwood Energy
         8.159%, 07/05/26                                                                  543             414
   Energy Future Holdings
         11.250%, 11/01/17                                                                 820             346
         10.875%, 11/01/17 (A)                                                           3,260           2,103
   Ipalco Enterprises
         7.250%, 04/01/16 (B)                                                              250             221
   Mirant (Escrow Security)
         0.000%, 07/15/04                                                                  450               5
         0.000%, 07/15/09 (C)                                                               50              --
   Mirant Americas Generation LLC
         8.500%, 10/01/21                                                                2,867           2,122
         8.300%, 05/01/11                                                                  305             296

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Mirant Mid Atlantic Pass-Through
      Trust A
         8.625%, 06/30/12                                                        $         487   $         486
   Mirant North America LLC
         7.375%, 12/31/13 (A)                                                            2,250           2,036
   NRG Energy
         7.375%, 02/01/16 (A)                                                            2,815           2,618
         7.375%, 01/15/17                                                                4,855           4,515
         7.250%, 02/01/14                                                                1,495           1,405
   Orion Power Holdings
         12.000%, 05/01/10                                                                 900             928
   Public Service of New Mexico
         7.950%, 05/15/18                                                                2,900           2,545
   Reliant Energy
         7.625%, 06/15/14 (A)                                                            1,225             992
   Sierra Pacific Resources
         7.803%, 06/15/12                                                                  775             750
   Tenaska Alabama Partners
         7.000%, 06/30/21 (B)                                                              336             259
   Texas Competitive Electric Holdings
         10.250%, 11/01/15 (A)                                                           7,970           3,985
         10.250%, 11/01/15                                                               1,146             573
                                                                                                 -------------
                                                                                                        35,696
                                                                                                 -------------
Total Corporate Obligations
   (Cost $940,938) ($ Thousands)                                                                       675,246
                                                                                                 -------------
LOAN PARTICIPATIONS -- 9.1%
   Advansta Communications, 2nd Lien
         6.220%, 11/30/14                                                                1,250             108
   Aeroflex
         4.646%, 08/16/14                                                                  770             370
         0.000%, 08/16/14 (F)                                                              645             310
   Aeroflex, Term Loan B-1
         4.464%, 08/16/14                                                                  640             307
   Affinion Group Holdings
         8.466%, 03/01/12 (E)                                                              500             225
   Affinion Holding PIK
         9.367%, 03/01/12 (E)                                                            2,800           1,260
   Affinion Holding
         9.367%, 03/01/12 (E)                                                            1,000             450
         8.522%, 03/01/12                                                                  900             405
   Affinion Holding, Term Loan B
         4.645%, 10/17/12                                                                  500             416
   Alliant Insurance Services, Term Loan B
         4.459%, 08/21/14                                                                1,234             907
   Asurion, 2nd Lien
         6.886%, 07/07/15 (E)                                                              634             457
         6.856%, 07/07/15                                                                  500             361
         6.856%, 07/02/15 (E)                                                            1,075             776
         6.833%, 07/07/15 (E)                                                              866             625


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Asurion, Term Loan B
         4.563%, 07/07/14                                                        $       1,000   $         840
         4.325%, 07/07/14 (E)                                                              800             672
         3.892%, 07/02/14 (E)                                                              550             462
   BOC Edwards
         6.229%, 05/31/14                                                                  175              70
         2.479%, 05/31/14                                                                  143              86
         2.409%, 05/31/14 (F)                                                              600             360
   Boise Paper
         9.250%, 02/22/15                                                                  800             288
   Boston Generating
         7.479%, 12/21/16                                                                  191              12
   Boston Generating, 2nd Lien
         4.659%, 06/21/14                                                                  700             174
   Calpine
         4.032%, 03/29/14 (E)                                                            3,000           2,282
   CCFC
         7.220%, 08/26/09                                                                2,025           2,015
   Cebridge
         8.235%, 05/05/14                                                                  259             169
   Cebridge, 2nd Lien, PIK
         8.801%, 05/05/14                                                                  530             346
   Central Parking
         2.813%, 05/22/14 (E)                                                            1,452             944
   Central Parking (Synthetic)
         0.350%, 05/22/14 (E)                                                              608             395
   Century Cable, Term Loan B
      (Escrow Security)
         10.250%, 06/30/09                                                                   3              --
   Cequel Communications, PIK
         8.801%, 05/05/14 (E)                                                              644             420
   CHS
         3.407%, 07/02/14 (E)                                                            3,000           2,587
   Cooper Standard, Term Loan D
         3.750%, 02/28/10                                                                2,177             479
   DAE Aviation Holdings, Term Loan B1
         4.920%, 09/27/14 (E)                                                                5               2
         4.424%, 09/27/14                                                                  166              81
         4.160%, 09/27/14 (E)                                                              189              92
   DAE Aviation Holdings, Term Loan B2
         4.919%, 09/27/14 (E)                                                              284             139
         4.919%, 09/27/14 (E)                                                               71              35
   Delta, 2nd Lien
         3.758%, 04/30/14                                                                  222              99
   Dex Media
         7.000%, 10/24/14                                                                1,000             433
   DirecTV
         5.250%, 04/13/13                                                                2,289           2,189
   Dresser, 1st Lien
         2.729%, 05/04/14                                                                  461             320

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Dresser, 2nd Lien
         6.987%, 05/04/15                                                        $       3,145   $       1,227
   Entegra PIK
         7.459%, 04/04/15                                                                  268              70
   Entegra, 3rd Lien PIK
         7.459%, 04/19/15                                                                1,787             470
   First Data
         3.223%, 09/24/14                                                                  274             185
         3.223%, 09/24/14                                                                1,005             677
         3.218%, 09/24/14                                                                  450             303
         3.159%, 09/24/14                                                                   96              65
         3.141%, 09/24/14                                                                1,070             720
         3.139%, 09/24/14                                                                1,442             971
   Flextronics
         3.685%, 10/01/12                                                                1,000             763
         0.000%, 10/01/14 (F)                                                              192             124
         0.000%, 10/01/14 (F)                                                              668             432
   Ford Motor
         10.920%, 12/16/13 (E)                                                           1,030             493
         3.907%, 12/16/13 (E)                                                            2,125           1,017
   General Motors
         14.997%, 12/15/13 (E)                                                             250             103
         11.099%, 12/15/13 (E)                                                             500             206
         8.000%, 12/15/13 (E)                                                              100              41
         3.532%, 12/15/13 (E)                                                            3,067           1,262
         0.000%, 12/15/13 (F)                                                              225              93
   Georgia Pacific
         3.481%, 02/14/13                                                                  329             291
         2.965%, 12/20/10                                                                1,499           1,413
   Greektown Casino
         7.750%, 12/03/12                                                                  450              71
         0.000%, 12/03/12 (F)                                                              200              32
   Green Valley Ranch Gaming, 2nd Lien
         3.697%, 08/06/14                                                                2,000             100
   Harrah's
         4.259%, 01/28/15                                                                1,571             935
   HCA
         3.407%, 11/18/13 (E)                                                            2,927           2,477
   Hexion Specialty Chemicals,
      Term Loan C1
         3.688%, 05/05/13 (E)                                                            2,501             845
   Hexion Specialty Chemicals,
      Term Loan C2
         3.500%, 05/05/13                                                                  467             158
   HUB International Holdings
         3.959%, 06/13/14 (E)                                                              269             189
   HUB International Holdings,
      Term Loan B
         6.262%, 06/13/14 (E)                                                            1,195             841
   Iasis Health Care
         6.434%, 06/15/14                                                                2,356             978


    146 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   INEOS Holdings
         8.702%, 12/14/13                                                        $         140   $          53
         8.702%, 12/13/14                                                                  945             344
         8.202%, 12/13/14                                                                  787             286
         8.202%, 12/14/13                                                                1,592             601
   Intelsat Bermuda
         3.657%, 02/01/14 (E)                                                            2,100           1,533
   JG Wentworth, 1st Lien
         3.709%, 04/04/14                                                                1,025             120
   KAR Holdings
         3.220%, 10/18/13                                                                1,172             830
   Language Line, Term Loan B
         4.470%, 05/14/11 (E)                                                            1,774           1,526
   Lyondell Chemical
         13.000%, 12/15/09                                                               1,183           1,172
         7.000%, 12/20/14 (C) (E)                                                          849             200
         7.000%, 12/22/13 (C) (E)                                                          798             188
         4.657%, 12/20/14 (C) (E)                                                          400              94
         1.500%, 12/15/09 (H)                                                              591               5
   Lyondell Chemical, Term Loan B
         7.000%, 12/20/14 (C) (E)                                                        4,535           1,068
         6.700%, 12/20/14                                                                1,320             311
   McKechnie Aerospace
         5.480%, 05/11/15                                                                  700             241
         2.480%, 05/11/14                                                                  542             367
   Metroflag, 2nd Lien
         14.000%, 01/06/09                                                                 300              15
   Murray, 2nd Lien
         9.000%, 01/31/11                                                                1,984           1,587
   NEFF
         5.412%, 05/31/13                                                                  585             224
   Neiman Marcus Group
         4.192%, 04/26/13                                                                  210             120
         3.943%, 04/26/13                                                                  625             358
   New World Gaming
         6.935%, 05/18/15                                                                1,225             643
   News Day
         9.750%, 07/29/13                                                                  875             807
   Northwest Airlines
         3.157%, 08/21/13 (E)                                                              370             329
         2.450%, 08/21/13                                                                  185             165
   NRG Energy
         2.660%, 06/02/13 (E)                                                              791             710
         2.657%, 06/02/13 (E)                                                              500             449
   Orbitz Worldwide
         6.583%, 07/01/14 (E)                                                              449             151
         6.572%, 07/01/14 (E)                                                              998             336
         6.106%, 07/01/14 (E)                                                              249              84
         5.941%, 07/01/14                                                                1,512             509
         5.716%, 07/01/14 (E)                                                            1,200             404

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Penhall
         12.287%, 03/28/12                                                       $         745   $         224
   ProQuest, 2nd Lien
         6.227%, 02/09/15                                                                1,200             960
   Rent-A-Center, Term Loan B
         4.809%, 06/30/12                                                                  500             455
   Rexnord, Term Loan B
         8.261%, 02/20/13                                                                2,057           1,594
   Reynolds & Reynolds
         3.407%, 10/24/12 (E)                                                              500             297
         2.479%, 10/24/12                                                                  497             295
   Reynolds & Reynolds, 3rd Lien
         8.657%, 04/01/14 (E)                                                              450              73
         7.979%, 04/01/14 (E)                                                            1,800             294
         7.979%, 04/24/14 (E)                                                            1,200             196
   RH Donnelley
         4.907%, 06/30/11 (E)                                                            1,000             439
   RH Donnelley, Term Loan D
         4.907%, 06/30/11 (E)                                                              365             160
   Royalty Pharmaceuticals
         7.750%, 05/15/15                                                                1,175             946
   Sensata Technologies
         2.934%, 04/27/13                                                                2,816           1,165
   Simmons
         8.224%, 02/15/12                                                                2,769              29
   Simmons Bedding
         9.535%, 12/19/11                                                                  945             739
   Sorenson Communications, 2nd Lien
         8.440%, 02/16/14 (E)                                                            3,900           2,945
   Talecris Biotherapeutics
         7.740%, 12/06/14                                                                  410             359
         7.657%, 12/06/14 (E)                                                              460             403
   TD Ameritrade Holding
         1.460%, 12/31/11                                                                1,485           1,335
   Texas Competitive Electric
         4.036%, 10/10/14                                                                2,945           1,932
         4.036%, 10/27/14                                                                   14               9
         4.036%, 10/27/14                                                                  349             228
   Texas Competitive Electric Holdings
         4.157%, 10/10/14 (E)                                                            3,364           2,212
   Term Loan B1
         4.036%, 10/10/14                                                                    1               1
   Texas Competitive Electric,
      Term Loan B3
         4.036%, 10/10/14                                                                   24              16
   Town Sports International
         2.250%, 02/27/14                                                                  246             123
   Toys R US - Delaware
         5.407%, 07/19/12 (E)                                                            1,200             676
         4.720%, 07/19/12                                                                   80              45


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Tribune
         6.500%, 06/04/14                                                        $         895   $         236
         0.000%, 06/04/14 (F)                                                              150              40
   Univision Communications
         3.407%, 09/15/14 (E)                                                              270             136
   Venoco
         5.250%, 05/07/14                                                                  371             191
   Verint Systems
         3.590%, 05/09/14                                                                1,877           1,154
   Wind Acquisition Holdings
         8.393%, 12/12/11                                                                2,015           1,411
         8.393%, 12/21/11                                                                1,234             863
                                                                                                 -------------
Total Loan Participations
   (Cost $123,107) ($ Thousands)                                                                        78,531
                                                                                                 -------------
COLLATERALIZED DEBT OBLIGATION -- 2.8%
FINANCIALS -- 2.8%
   ACAS Business Loan Trust,
      Ser 2007-2A, Cl A
         1.637%, 11/18/09 (B) (E)                                                        5,744           3,381
   ARES CLO, Ser 2006-1A, Cl SUB
         0.000%, 02/24/18 (B)                                                            7,000              35
   ARES CLO, Ser 2007-11A, Cl SUB
         14.850%, 10/11/21 (B)                                                               2             120
   ARES CLO, Ser 2007-1A, Cl SUB
         0.000%, 04/16/21 (B)                                                            3,800              76
   Babson CLO 2003-I, Cl A2B
         1.394%, 04/15/21 (B) (E)                                                        1,200             351
   Babson CLO 2003-I, Cl A1
         1.314%, 04/15/21 (B) (E)                                                        3,000           1,786
   Babson CLO, Ser 2004-II, Cl SUB
         0.000%, 11/15/16 (B)                                                               17              51
   Babson CLO, Ser 2007-2A, Cl D
         2.794%, 10/15/08 (B) (E)                                                          900              18
   Babson CLO, Ser 2007-2A, Cl INC
         0.000%, 04/15/21 (B) (E)                                                        2,500              25
   Ballyrock CDO, Ser 2005-3A, Cl B
         1.539%, 07/25/17 (B) (E)                                                        1,125             281
   Battalion CLO, Ser 2007-1A, Cl E
         5.410%, 07/14/22 (B) (E)                                                        2,300             161
   Battalion CLO, Ser 2007-I, Cl SUB
         8.870%, 07/14/22 (B)                                                               18              35
   Capitalsource Advisors, Ser 2006-1A,
      Cl SUB
         0.000%, 08/27/20 (B)                                                            3,200              --
   Carlyle High Yield Partners CLO,
      Ser 2006-8A, Cl N
         0.000%, 05/21/21                                                                3,700              37
   CIFC Funding, Ser 2007-2A
         0.000%, 04/15/21 (B)                                                            2,700             135

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   CIFC Funding, Ser 2007-IV
         18.570%, 09/20/19                                                       $       1,000   $          75
   CIT CLO, Ser 2007-1A, Cl D
         3.287%, 06/20/21 (B) (E)                                                        2,800             140
   CIT CLO, Ser 2007-1A, Cl E
         6.288%, 06/20/21 (E)                                                            1,900              76
   Commercial Industrial Finance,
      Ser 2006-1BA
         2.057%, 12/22/20 (B) (E)                                                        3,150             240
   Commercial Industrial Finance,
      Ser 2006-1BA, Cl A2L
         1.647%, 12/22/20 (B) (E)                                                        5,000             897
   Commercial Industrial Finance,
      Ser 2006-2A, Cl A1L
         1.521%, 03/01/21 (B) (E)                                                        7,500           4,306
   Commercial Industrial Finance,
      Ser 2007-1A, Cl A1LB
         1.581%, 05/10/21 (B) (E)                                                        3,000             556
   Commercial Industrial Finance,
      Ser 2007-3A, Cl B
         2.409%, 07/26/21 (B) (E)                                                        2,500             262
   Connecticut Valley Structured Credit
      CDO, Ser 2006-3A, Cl NOTE
         0.000%, 03/23/23 (B)                                                            2,200               5
   Copper River CLO, Ser 2006-1A,
      Cl INC
         0.000%, 01/20/21 (B) (E)                                                        3,000             165
   De Meer Middle Market CLO,
      Ser 2006-1A, Cl B
         1.543%, 10/20/18 (B) (E)                                                        1,029             252
   De Meer Middle Market CLO,
      Ser 2006-1A, Cl INC
         9.460%, 10/20/18 (B)                                                            3,366             101
   Denali Capital CLO VII, Ser 2007-1A,
      Cl INC
         0.000%, 01/22/22 (B)                                                            2,200             176
   Duane Street CLO, Ser 2007-5A, Cl SN
         0.000%, 10/14/21 (B)                                                            3,300              33
   Gale Force CLO, Ser 2005-1A,
      Cl COM1
         1.222%, 11/15/17 (B)                                                            5,400             432
   Gale Force CLO, Ser 2007-4A, Cl E
         7.651%, 12/15/17 (E)                                                            1,100              55
   Gale Force CLO, Ser 2008-4A,
      Cl INC
         0.000%, 12/15/17 (E)                                                               15             105
   Gleneagles CLO, Ser AI
         0.000%, 11/01/17 (E)                                                                7             260
   GoldenTree Loan Opportunities III,
      Ser 2007-3A, Cl SUB
         0.000%, 05/01/22 (B)                                                            3,400             272


    148 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Greenbriar CLO, Ser 2007-1A, Cl D
         3.920%, 11/01/21 (B) (E)                                                $       3,910   $          78
   GSC Partners CDO, Ser 2004-5A,
      Cl A2
         1.901%, 11/20/16 (B) (E)                                                        2,700             837
   Hamlet II, Ser 2006-2A, Cl A2B
         1.558%, 05/11/21 (B) (E)                                                        2,200             770
   Harch CLO, Ser 2005-2A, Cl C
         1.923%, 10/22/17 (B) (E)                                                        1,350              41
   Harch CLO, Ser 2007-1A, Cl C
         1.934%, 04/17/20 (B) (E)                                                        2,250              68
   ING Investment Management I CLO
         14.520%, 12/01/17 (B) (E)                                                          13             750
   ING Investment Management II CLO
         0.000%, 08/01/20 (B) (E)                                                            6             336
   Lafayette Square CDO, Ser 2005-1A,
      Cl A2
         1.634%, 11/15/19 (B) (E)                                                        2,925           1,024
   Landmark CDO, Cl A
         1.741%, 09/04/12 (B) (E)                                                        2,562           2,337
   Lightpoint CLO, Ser 2006-4A, Cl INC
         0.000%, 04/15/18 (B)                                                            2,500              50
   Marathon CLO, Ser 2005-2A, Cl B
         2.087%, 12/20/19 (B) (E)                                                        1,200              60
   Marathon CLO, Ser 2005-2A, Cl INC
         0.000%, 12/20/19 (B)                                                            3,000              --
   Marlborough Street CLO, Ser 2007-1A,
      Cl A2B
         1.436%, 04/18/19 (B) (E)                                                        4,250           1,001
   Marlborough Street CLO, Ser 2007-1A,
      Cl INC
         0.000%, 04/18/19 (B)                                                            2,400              24
   NOB Hill CLO, Ser 2007-1A, Cl C
         2.177%, 06/21/22 (B) (E)                                                        2,264              45
   Peritus I CDO, Ser 2005-1A, Cl C
         9.000%, 05/24/15 (B)                                                           12,987             390
   Sands Point Funding, Ser 2006-1A,
      Cl C
         1.886%, 07/18/20 (B) (E)                                                        2,240             224
   Stanfield Bristol CLO, Ser 2005-1A,
      Cl SUB
         0.000%, 10/15/19 (B)                                                            6,300             189
   Stanfield Daytona CLO
         0.000%, 04/27/21                                                                   32             160
   Stanfield Veyron CLO, Ser 2006-1A,
      Cl SUB
         2.694%, 07/15/18 (E)                                                            2,300              69
   Tralee CDO, Ser 2007-1A, Cl SUB
         0.000%, 04/16/22 (B)                                                            2,700              --
   Waterfront CLO, Cl A2
         1.494%, 08/02/20 (B) (E)                                                        5,400           1,310
                                                                                                 -------------
Total Collateralized Debt Obligation
   (Cost $123,204) ($ Thousands)                                                                        24,663
                                                                                                 -------------

                                                                                  Face Amount
                                                                                 ($ Thousands)    Market Value
Description                                                                         /Shares      ($ Thousands)
-----------                                                                      -------------   -------------
PREFERRED STOCK -- 0.2%
   CIFC Funding, Ser 2006-I, Cl I
         0.000%, 10/20/20 (B) (E)                                                $       2,300   $          46
   CIFC Funding, Ser 2006-II
         0.000%, 03/01/21 (B) (E)                                                        3,000              60
   Crown Castle International
         6.250%, 08/15/12                                                               14,600             588
   Dana, Ser B*                                                                            548             345
   GMAC 7.000%, 12/31/49*                                                                    4             815
   Peritus I CDO
         0.000%, 12/19/17                                                                3,750              37
   Rockwall Investors
         0.000%, 08/01/21 (B) (E)                                                        4,000              --
   Whitehorse II
         0.000%, 03/15/13 (B) (E)                                                           30              60
                                                                                                 -------------
Total Preferred Stock
   (Cost $9,603) ($ Thousands)                                                                           1,951
                                                                                                 -------------
CONVERTIBLE BONDS -- 0.2%
   Adelphia Recovery Trust, Ser AAC-1
      (Escrow Security)
         0.000%, 02/15/04                                                                  395              --
   Flextronics International CV to 64.4122
         1.000%, 08/01/10                                                                   70              64
   Ford Motor CV to 108.6957
         4.250%, 12/15/36                                                                   25               9
   Freeport-McMoRan Copper & Gold
      CV to 1.3654
         6.750%, 05/01/10                                                                    6             404
   Leap Wireless International
      CV to 10.7290
         4.500%, 07/15/14 (B)                                                              460             341
   Host Hotels & Resorts CV to 62.5107
         3.250%, 04/15/24+++ (B)                                                           495             449
   Mirant
         0.000%, 07/15/07                                                                1,150               2
   Mirant CV to 14.7167
         0.000%, 06/15/21                                                                2,200               5
   NII Holdings CV to 8.4517
         3.125%, 06/15/12                                                                  470             327
                                                                                                 -------------
Total Convertible Bonds
   (Cost $1,776) ($ Thousands)                                                                           1,601
                                                                                                 -------------
COMMON STOCK -- 0.1%
   Armstrong World Industries*                                                           6,237              68
   Core-Mark Holding*                                                                   13,788             251
   Dana Holding*                                                                        64,570              30
   Delta Air Lines*                                                                      6,408              36
   Federal Mogul, Cl A*                                                                 31,827             213
   Huntsman                                                                              9,321              29
   Owens Corning*                                                                       13,248             120


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 149

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Shreveport Gaming Holdings                                                           13,948   $         244
   Solutia*                                                                             26,089              49
   Time Warner Cable, Cl A                                                                  40               1
   Winn-Dixie Stores*                                                                    8,445              81
                                                                                                 -------------
Total Common Stock
   (Cost $3,090) ($ Thousands)                                                                           1,122
                                                                                                 -------------

                                                                                   Number of
                                                                                    Warrants
                                                                                 -------------
WARRANTS -- 0.0%
   Atrium, Expires 10/14/18*                                                               706              --
   Grande Communications,
      Expires 04/01/11*                                                                    850               8
                                                                                                 -------------
Total Warrants
   (Cost $9) ($ Thousands)                                                                                   8
                                                                                                 -------------
CASH EQUIVALENT -- 8.4%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                              72,441,571          72,442
                                                                                                 -------------
Total Cash Equivalent
   (Cost $72,442) ($ Thousands)                                                                         72,442
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 18.4%
   SEI Liquidity Fund, L.P.,
      0.810%**++ (G)                                                               162,403,442         159,487
                                                                                                 -------------
Total Affiliated Partnership
(Cost $162,403) ($ Thousands)                                                                          159,487
                                                                                                 -------------
Total Investments -- 117.1%
   (Cost $1,436,572) ($ Thousands)                                                               $   1,015,051
                                                                                                 =============

Description

Percentages are based on a Net Assets of $866,989 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

++   Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $152,479 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)  Security in default on interest payments.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2009. The coupon on a step bond changes on a specified date.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2009. The date reported on the Schedule of Investments is the next reset date.

(F)  Unsettled bank loan. Interest rate not available.

(G) This security was purchased with cash collateral held from securities on loan (see Note 7). The total market value of such securities as of March 31, 2009 was $ 159,487 ($ Thousands).

(H)  Unfunded bank loan. Interest rate not available.

CDO -- Collateralized Debt Obligation

Cl -- Class

CLO -- Collateralized Loan Obligation

CV -- Convertible Security

LLC -- Limited Liability Company

L.P. -- Limited Partnership

MTN -- Medium Term Note

PIK -- Payment-in-Kind

PLC -- Public Limited Company

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    150 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                       This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

March 31, 2009 (Unaudited)

                                                                      LARGE CAP             LARGE CAP            TAX-MANAGED
                                                                     VALUE FUND            GROWTH FUND          LARGE CAP FUND
                                                                 -------------------   -------------------   -------------------
ASSETS:
      Investments at value+                                      $        1,313,475*   $        1,472,202*   $        1,148,814*
      Affiliated investment, at value++                                     322,113               386,950               230,521
      Cash                                                                       42                     5                    47
      Foreign currency, at value+++                                              --                    --                    --
      Receivable for investment securities sold                             146,975                 8,053                51,144
      Receivable for fund shares sold                                         1,399                 1,376                 3,338
      Dividends and interest receivable                                       3,297                 1,769                 1,918
      Receivable for variation margin                                           115                   390                   315
      Swap contracts, at value++++                                               --                    --                    --
      Prepaid Expenses                                                           77                    57                    52
                                                                 ------------------    ------------------    ------------------
      Total Assets                                                        1,787,493             1,870,802             1,436,149
                                                                 ------------------    ------------------    ------------------
LIABILITIES:
      Payable upon return on securities loaned                              316,022               314,005               203,592
      Payable for investment securities purchased                            95,969                 2,956                48,078
      Payable for fund shares redeemed                                        6,185                 4,761                 1,981
      Payable to custodian                                                       --                    --                    --
      Payable for variation margin                                               --                    --                   213
      Margin Call                                                                --                    --                    --
      Administration fees payable                                               389                   444                   334
      Investment advisory fees payable                                          331                   443                   320
      Shareholder servicing fees payable A                                      217                   178                   156
      Shareholder servicing fees payable E                                       --                    --                    --
      Shareholder servicing fees payable I                                        2                     1                    --
      Chief Compliance Officer fees payable                                       5                     5                     4
      Trustees fees payable                                                       3                     3                    --
      Overdraft of foreign currency, at value+++                                 --                    --                    --
      Administration servicing fees payable Class I                               1                     1                    --
      Unrealized loss on forward spot currency
         contracts                                                               --                    --                    --
      Accrued expense payable                                                    64                    78                    56
                                                                 ------------------    ------------------    ------------------
      Total Liabilities                                                     419,188               322,875               254,734
                                                                 ------------------    ------------------    ------------------
      Net Assets                                                 $        1,368,305    $        1,547,927    $        1,181,415
                                                                 ==================    ==================    ==================
    + Cost of investments and repurchase
      agreements                                                          1,739,290             1,679,655             1,389,211
   ++ Cost of affiliated investments                                        329,054               392,457               235,678
  +++ Cost of foreign currency/(overdraft of
      foreign currency)                                                          --                    --                    --
 ++++ Premiums received/(paid)                                                   --                    --                    --
    * Includes market value of securities on loan                           311,420               308,667               200,714
NET ASSETS:
      Paid-in Capital -- (unlimited authorization
         -- no par value)                                         $       2,390,765     $       3,327,964     $       2,133,499
      Undistributed (distributions in excess of) net
         investment income                                                     (467)                 (281)                  (71)
      Accumulated net realized loss on investments,
         securities sold short, option contracts,
         futures, swap contracts, swaptions and
         foreign currency                                                  (589,690)           (1,568,237)            (707,808)
      Net unrealized appreciation (depreciation) on
         investments, affiliated investments,
         securities sold short and option contracts                        (432,756)             (212,960)             (245,554)
      Net unrealized appreciation on futures
         contracts                                                              453                 1,441                 1,349
      Net unrealized appreciation on swap contracts                              --                    --                    --
      Net unrealized appreciation on forward foreign
         currency contracts, foreign currencies and
         translation of other assets and liabilities
         denominated in foreign currencies                                       --                    --                    --
                                                                 ------------------    ------------------    ------------------
      Net Assets                                                 $        1,368,305    $        1,547,927    $        1,181,415
                                                                 ==================    ==================    ==================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class A                                          $            10.28    $            13.40    $             7.55
                                                                   ($1,359,607,282 /     ($1,540,736,597 /     ($1,179,071,970 /
                                                                 132,296,594 shares)   114,996,407 shares)   156,075,308 shares)
                                                                 ==================    ==================    ==================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class E                                                         N/A                  N/A                    N/A


                                                                 ==================    ==================    ==================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class I                                          $            10.28    $           13.27                    N/A
                                                                       ($8,697,691 /         ($7,190,423 /
                                                                     846,208 shares)       541,937 shares)
                                                                 ==================    ==================    ==================
Net Asset Value, Offering and Redemption Price
   Per Share -- Class Y                                                         N/A                  N/A     $             7.67
                                                                                                                   ($2,343,498 /
                                                                                                                 305,385 shares)
                                                                 ==================    ==================    ==================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


   152 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

     LARGE CAP
    DIVERSIFIED            S&P 500             SMALL CAP           SMALL CAP           TAX-MANAGED
    ALPHA FUND           INDEX FUND            VALUE FUND         GROWTH FUND        SMALL CAP FUND
------------------   ------------------   ------------------   -----------------   -----------------

$          766,350    $         927,973*  $          441,047*  $         342,870*  $         173,676*
            55,322              221,264              117,543              69,301               5,449
                --                   --                   32                  96                  --
                --                   --                   --                  33                  --
             7,694                   33                5,195               2,612               4,024
             9,770              126,119                2,686               1,500               1,093
             1,221                1,659                  805                 281                 201
             1,413                  236                  109                  43                  32
             2,283                   --                   --                  --                  --
                41                  108                   15                  15                  10
------------------    -----------------   ------------------   -----------------   -----------------
           844,094            1,277,392              567,432             416,751             184,485
------------------    -----------------   ------------------   -----------------   -----------------

                --              211,018              102,803              65,438               2,776
            40,629               95,160                4,924               2,520               3,358
               554               34,898                3,029               1,878                 562
             1,452                   44                   --                  --                  28
                --                   --                   --                  --                  --
             3,800                   --                   --                  --                  --
               226                  104                  128                  98                  50
               236                   20                  237                 176                  71
               115                   --                   38                  22                  35
                --                    9                   --                  --                  --
                --                    1                    1                  --                  --
                 3                   10                    2                   1                   1
                 2                    3                    1                   1                  --
                16                   --                   --                  --                  --
                --                    1                    1                  --                  --

                --                   --                    1                  --                  --
                34                   30                   29                  16                   9
------------------    -----------------   ------------------   -----------------   -----------------
            47,067              341,298              111,194              70,150               6,890
------------------    -----------------   ------------------   -----------------   -----------------
$          797,027    $         936,094   $          456,238   $         346,601   $         177,595
==================    =================   ==================   =================   =================

           941,263              759,852              619,599             444,932             219,841
            55,322              225,259              121,799              72,457               5,637

               (19)                  --                   --                  33                  --
               340                   --                   --                  --                  --
                --              207,935              101,610              63,883               2,843


$        1,577,878    $         831,862   $          871,122    $        797,486   $         323,608

            (1,712)                (476)              (1,485)                254                (244)



          (615,375)             (60,323)            (231,599)           (346,270)            (99,602)


          (174,913)             164,126             (182,808)           (105,218)            (46,353)

             9,204                  905                1,008                 349                 186
             1,943                   --                   --                  --                  --



                 2                   --                   --                  --                  --
------------------    -----------------   ------------------   -----------------  ------------------
$          797,027    $         936,094   $          456,238   $         346,601  $          177,595
==================    =================   ==================   =================  ==================

$             5.34    $           21.76   $             9.16   $            8.98  $             6.61
    ($796,654,772 /      ($310,075,499 /      ($450,723,603 /     ($344,005,195 /     ($177,594,673 /
149,102,158 shares)   14,249,890 shares)   49,211,001 shares)  38,310,645 shares)  26,868,028 shares)
==================    =================    =================   =================  ==================

               N/A    $           21.83                  N/A                 N/A                 N/A
                         ($619,792,885 /
                      28,389,270 shares)
==================    =================    =================   =================   =================

$             5.34    $           21.82    $            9.10   $            8.80                 N/A
         ($372,178/        ($6,225,136 /       ($5,514,532 /        ($2,596,136 /
     69,704 shares)      285,358 shares)     605,964 shares)      295,086 shares)
==================    =================    =================   =================   =================

               N/A                  N/A                  N/A                 N/A                 N/A


==================    =================    =================   =================   =================



   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 153

Statements of Assets and Liabilities ($ Thousands)
March 31, 2009 (Unaudited)

                                                                             SMALL/MID CAP
                                                                              DIVERSIFIED          MID-CAP          U.S. MANAGED
                                                                              ALPHA FUND             FUND          VOLATILITY FUND
                                                                          ------------------  -----------------  ------------------
ASSETS:
      Investments, at value+                                              $           64,208  $          84,720* $          287,146
      Affiliated investment, at value++                                                3,054             14,788               9,932
      Repurchase agreement+                                                               --                 --                  --
      Cash                                                                                32                  5                  --
      Foreign currency, at value+++                                                       --                 --                  --
      Cash collateral on futures                                                          --                 --                  --
      Cash collateral on swaps                                                            --                 --                  --
      Receivable for investment securities sold                                          248              1,920               5,122
      Receivable for fund shares sold                                                  1,578                252               1,827
      Dividends and interest receivable                                                   99                160                 601
      Receivable for variation margin                                                     72                 34                 113
      Swap contracts, at value++++                                                        --                 --                  --
      Unrealized gain on forward foreign currency contracts                               --                 --                  --
      Prepaid Expenses                                                                     3                  2                  12
                                                                          ------------------  -----------------  ------------------
      Total Assets                                                                    69,294            101,881             304,753
                                                                          ------------------  -----------------  ------------------
LIABILITIES:
      Payable upon return on securities loaned                                            --             13,597                  --
      Payable for investment securities purchased                                      2,283              1,955               2,005
      Payable for fund shares redeemed                                                   142                135               1,028
      Payable to custodian                                                                --                 --                  63
      Payable for variation margin                                                        --                 --                  --
      Margin Call                                                                         --                 --                  --
      Administration fees payable                                                         19                 24                  85
      Investment advisory fees payable                                                    29                 29                  96
      Shareholder servicing fees payable A                                                13                 14                  49
      Shareholder servicing fees payable I                                                --                 --                  --
      Chief Compliance Officer fees payable                                               --                 --                   1
      Trustees fees payable                                                               --                 --                   1
      Overdraft of foreign currency, at value+++                                          --                 --                  --
      Administration servicing fees payable Class I                                       --                 --                  --
      Income distribution payable                                                         --                 --                  --
      Swap contracts, at value++++                                                        --                 --                  --
      Options written, at value #                                                         --                 --                  --
      Unrealized loss on forward spot currency contracts                                  --                 --                  --
      Unrealized loss on forward foreign currency contracts                               --                 --                  --
      Accrued expense payable                                                              5                  5                  10
                                                                          ------------------  -----------------  ------------------
      Total Liabilities                                                                2,491             15,759               3,338
                                                                          ------------------  -----------------  ------------------
      Net Assets                                                          $           66,803  $          86,122  $          301,415
                                                                          ==================  =================  ==================
    + Cost of investments and repurchase agreements                                   82,703            112,390             345,244
   ++ Cost of affiliated investments                                                   3,054             15,172               9,932
  +++ Cost of foreign currency/(overdraft of foreign currency)                            --                 --                  --
 ++++ Premiums received/(paid)                                                            --                 --                  --
    # Premiums received                                                                   --                 --                  --
    * Includes market value of securities on loan                                         --             13,276                  --
      NET ASSETS:
      Paid-in Capital -- (unlimited authorization -- no par value)        $          150,162  $         169,851  $          465,529
      Undistributed (distributions in excess of) net investment income                   (21)              (259)                 (6)
      Accumulated net realized loss on investments, securities sold short, option contracts, futures, swap contracts, swaptions and
         foreign currency                                                            (65,473)           (55,538)           (106,361)
      Net unrealized depreciation on investments, affiliated
         investments, securities sold short and option contracts                     (18,495)           (28,054)            (58,098)
      Net unrealized appreciation (depreciation) on futures contracts                    630                122                 351
      Net unrealized appreciation (depreciation) on swap contracts                        --                 --                  --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other
         assets and liabilities denominated in foreign currencies                         --                 --                  --
                                                                          ------------------  -----------------  ------------------
      Net Assets                                                          $           66,803  $          86,122  $          301,415
                                                                          ==================  =================  ==================
      Net Asset Value, Offering and Redemption Price Per Share -- Class A $             4.21  $            9.80  $             7.87
                                                                              ($66,762,715 /     ($85,919,050 /     ($301,402,529 /
                                                                           15,853,976 shares)  8,767,419 shares)  38,283,416 shares)
                                                                          ==================  =================  ==================
      Net Asset Value, Offering and Redemption Price Per Share -- Class I $             4.20  $            9.81  $             7.87
                                                                                  ($39,812 /        ($203,159 /          ($12,668 /
                                                                                9,489 shares)     20,710 shares)       1,610 shares)
                                                                          ==================  =================  ==================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


   154 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                      TAX-MANAGED
  GLOBAL MANAGED        MANAGED          REAL ESTATE          ENHANCED            CORE FIXED           HIGH YIELD
 VOLATILITY FUND    VOLATILITY FUND          FUND            INCOME FUND         INCOME FUND           BOND FUND
-----------------  -----------------  -----------------  ------------------  -------------------  -------------------
$         151,721  $         130,508  $         123,215* $          169,879  $         3,025,423* $           783,122*
            9,488              6,052             63,374              21,451              327,498              231,929
               --                 --                 --              21,200                   --                   --
               --                 11                  4                 213                   --                   --
              210                 --                 --                  --                   --                   --
               --                 --                 --                 700               14,109                   --
               --                 --                 --                 211                   --                   --
            1,368                728                637              15,369              263,767               13,053
              691                377              3,574                 200                1,441                1,397
              909                242              1,067               1,175               28,288               24,933
              138                 43                 --                  --                  894                   --
               --                 --                 --                  --               15,460                   --
            1,031                 --                 --               2,910                  369                   --
                5                  1                 11                   8                   92                   30
-----------------  -----------------  -----------------  ------------------  -------------------  -------------------
          165,561            137,962            191,882             233,316            3,677,341            1,054,464
-----------------  -----------------  -----------------  ------------------  -------------------  -------------------
               --                 --             56,385                  --              265,394              162,403
                9                717                520              15,511              669,884               10,406
              662                339              1,986               2,088               19,828                8,228
              122                 --                 --                  --               20,704                4,985
                4                 --                 --                  27                  555                   --
               --                 --                 --                 211                3,809                   --
               47                 38                 38                  19                  627                  236
               55                 42                 67                  72                  571                  293
               32                 23                  9                  --                  130                   16
               --                 --                  3                  --                    2                   --
               --                 --                  1                   1                    7                    3
               --                 --                 --                  --                    3                    1
               --                 --                 --                  --                  252                   --
               --                 --                 --                  --                    2                   --
               --                 --                 --                  --                  828                  841
               --                 --                 --                  --               37,913                   --
               --                 --                 --                  --                  365                   --
               --                 --                  1                  --                   --                   --
               28                 --                 --               3,704                  271                   --
               (2)                --                  8                  21                  184                   63
-----------------  -----------------  -----------------  ------------------  -------------------  -------------------
              957              1,159             59,018              21,654            1,021,329              187,475
-----------------  -----------------  -----------------  ------------------  -------------------  -------------------
$         164,604  $         136,803  $         132,864  $          211,662  $         2,656,012  $           866,989
=================  =================  =================  ==================  ===================  ===================
          170,489            147,570            213,222             283,637            3,511,390            1,201,727
            9,488              6,052             65,069              21,451              332,749              234,845
              208                 --                 --                  --                 (255)                  --
               --                 --                 --                  --              (21,364)                  --
               --                 --                 --                  --                 (736)                  --
               --                 --             58,224                  --              255,256              152,479
$         252,191  $         173,617  $         321,207  $          374,764  $         3,242,701  $         1,622,117
           (2,961)                (5)             1,289               1,143              (15,095)             (14,871)
          (67,097)           (19,848)           (97,928)            (70,821)             (80,685)            (318,736)
          (18,768)           (17,062)           (91,702)            (92,558)            (490,847)            (421,521)
              234                101                 --                (287)               2,157                   --
               --                 --                 --                  --               (1,089)                  --
            1,005                 --                 (2)               (579)              (1,130)                  --
-----------------  -----------------  -----------------  ------------------  -------------------  -------------------
$         164,604  $         136,803  $         132,864  $          211,662  $         2,656,012  $           866,989
=================  =================  =================  ==================  ===================  ===================
$            6.81  $            6.64  $            5.36  $             6.35  $              8.93  $              4.80
  ($164,592,304 /    ($136,803,034 /    ($132,809,706 /     ($211,643,352 /    ($2,644,549,944 /      ($866,917,746 /
24,178,337 shares) 20,590,871 shares) 24,757,817 shares)  33,341,587 shares)  296,047,752 shares)  180,513,873 shares)
=================  =================  =================  ==================  ===================  ===================
$            6.77                N/A  $            5.36  $             6.35  $              8.93  $              4.81
       ($11,411 /                            ($54,228 /          ($18,995 /       ($11,462,312 /           ($70,879 /
     1,686 shares)                        10,110 shares)       2,993 shares)    1,283,539 shares)       14,740 shares)
=================  =================  =================  ==================  ===================  ===================


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 155

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2009 (Unaudited)

                                                                       LARGE CAP    LARGE CAP      TAX-MANAGED
                                                                      VALUE FUND   GROWTH FUND   LARGE CAP FUND
                                                                      ----------   -----------   --------------
INVESTMENT INCOME:
   Dividends                                                          $  31,656     $  14,103      $  17,926
   Dividends from Affiliated Investments*                                   197           280            208
   Interest Income                                                           12            39             23
   Securities Lending Income -- Net**                                     1,030           714          1,002
   Less: Foreign Taxes Witheld                                               (5)          (31)           (24)
                                                                      ---------     ---------      ---------
   Total Investment Income                                               32,890        15,105         19,135
                                                                      ---------     ---------      ---------
EXPENSES:
   Investment Advisory Fees                                               2,894         3,513          2,749
   Administration Fees                                                    2,894         3,074          2,405***
   Shareholder Servicing Fees (A)                                         2,057         2,189          1,715
   Shareholder Servicing Fees (E)                                            --            --             --
   Shareholder Servicing Fees (I)                                            10             7             --
   Shareholder Servicing Fees (Y)                                            --            --              2
   Administration Servicing Fees (I)                                         10             7             --
   Trustee Fees                                                              24            25             14
   Chief Compliance Officer Fees                                              6             6              5
   Interest Expense on Short Sales                                           --            --             --
   Dividend Expense on Short Sales                                           --            --             --
   Printing Fees                                                             78            80             62
   Professional Fees                                                         68            71             55
   Custodian/Wire Agent Fees                                                 96           110             86
   Registration Fees                                                          9            26             21
   Licensing Fees                                                            --            --             --
   Other Expenses                                                            32            35             29
                                                                      ---------     ---------      ---------
   Total Expenses                                                         8,178         9,143          7,143
                                                                      ---------     ---------      ---------
   Less:
   Waiver of Investment Advisory Fees                                      (485)         (338)          (401)
   Waiver of Shareholder Servicing Fees (A)                                (233)         (863)          (540)
   Waiver of Shareholder Servicing Fees (I)                                  (3)           (4)            --
   Waiver of Shareholder Servicing Fees (Y)                                  --            --             (1)
   Administration Fees                                                       --            --             (2)
   Fees Paid Indirectly                                                     (90)         (114)           (91)
                                                                      ---------     ---------      ---------
   Net Expenses                                                           7,367         7,824          6,108
                                                                      ---------     ---------      ---------
NET INVESTMENT INCOME                                                    25,523         7,281         13,027
                                                                      =========     =========      =========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                         (489,869)     (442,250)      (375,638)
   Securities Sold Short                                                     --            --
   Futures Contracts                                                    (14,427)      (22,371)       (19,721)
   Swap Contracts                                                            --            --             --
   Foreign Currency Transactions                                             --            --             --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                         (316,179)     (222,174)      (269,247)
   Affiliated Investments                                                (1,174)       (1,633)          (570)
   Securities Sold Short                                                     --            --             --
   Futures Contracts                                                        965         1,874          2,339
   Swap Contracts                                                            --            --             --
   Foreign Currency and Translation of Other Assets and Liabilities
      Denominated in Foreign Currencies                                      --            --             --
                                                                      ---------     ---------      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(795,161)    $(679,273)     $(649,810)
                                                                      =========     =========      =========

Amounts designated as "--" are $0 or have been rounded to $0.

*    See Note 3 in Notes to Financial Statements.

**   Affiliated.

***  Fees relate to Class A only

The accompanying notes are an integral part of the financial statements.


    156 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

LARGE CAP DIVERSIFIED     S&P 500     SMALL CAP    SMALL CAP      TAX-MANAGED
      ALPHA FUND        INDEX FUND   VALUE FUND   GROWTH FUND   SMALL CAP FUND
---------------------   ----------   ----------   -----------   --------------

      $   9,313         $  13,735    $   5,413     $   1,842      $   1,590
            402                82          104            75             37
          2,140                 6           73           290              3
             --               609          997         1,379            331
             (9)               --          (14)          (13)            (2)
      ---------         ---------    ---------     ---------      ---------
         11,846            14,432        6,573         3,573          1,959
      ---------         ---------    ---------     ---------      ---------

          1,798               142        1,745         1,304            650
          1,573             1,043          940           702            350
          1,123               449          664           499            250
             --                --           --            --             --
             --                 9            7             3             --
             --                --           --            --             --
             --                 9            7             3             --
             13                13            8             6              3
              3                 7            2             1              1
            182                --           --            --             --
            436                --           --            --             --
             42                44           26            19              9
             37                38           23            17              8
             50                55           33            25             12
              3                12           --             7             --
             --                61           --            --             --
             21                19           17            15              9
      ---------         ---------    ---------     ---------      ---------
          5,281             1,901        3,472         2,601          1,292
      ---------         ---------    ---------     ---------      ---------

           (114)               --           (9)          (41)          (130)
           (280)             (126)        (307)         (301)            --
             --                (4)          (5)           --             --
             --                --           --            --             --
             --              (250)          --            --             --
             --                --          (85)          (30)           (54)
      ---------         ---------    ---------     ---------      ---------
          4,887             1,521        3,066         2,229          1,108
      ---------         ---------    ---------     ---------      ---------
          6,959            12,911        3,507         1,344            851
      =========         =========    =========     =========      =========


       (424,370)          (39,068)    (176,096)     (233,590)       (80,170)
         83,807                --           --            --             --
        (89,755)           (9,516)      (9,707)       (6,114)        (3,585)
          3,680                --           --            --             --
             --                --           52           (48)            --

         (5,919)         (365,774)    (149,663)        7,823        (26,823)
             --            (1,095)         121           191             39
        (35,062)               --           --            --             --
         22,913             2,571        1,783           617            401
          5,444                --           --            --             --

              1                --           --             7             --
      ---------         ---------    ---------     ---------      ---------
      $(432,302)        $(399,971)   $(330,003)    $(229,770)     $(109,287)
      =========         =========    =========     =========      =========


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 157

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2009 (Unaudited)

                                                                      SMALL/MID CAP              U.S. MANAGED
                                                                       DIVERSIFIED     MID-CAP    VOLATILITY
                                                                        ALPHA FUND      FUND         FUND
                                                                      -------------   --------   ------------
INVESTMENT INCOME:
   Dividends                                                            $    644      $    922    $   4,317
   Dividends from Affiliated Investments*                                     42            17           46
   Interest Income                                                           143            --            2
   Securities Lending Income -- Net**                                         --            60           --
   Less: Foreign Taxes Witheld                                                (1)           --          (34)
                                                                        --------      --------    ---------
   Total Investment Income                                                   828           999        4,331
                                                                        --------      --------    ---------
EXPENSES:
   Investment Advisory Fees                                                  280           182        1,077
   Administration Fees                                                       131           159          580
   Shareholder Servicing Fees (A)                                             93           113          414
   Shareholder Servicing Fees (I)                                             --            --           --
   Administration Servicing Fees (I)                                          --            --           --
   Trustee Fees                                                                1             1            5
   Chief Compliance Officer Fees                                              --            --            1
   Interest Expense on Short Sale                                              9            --           --
   Dividend Expense on Short Sale                                             37            --           --
   Printing Fees                                                               4             4           15
   Professional Fees                                                           3             4           13
   Custodian/Wire Agent Fees                                                   4             5           18
   Registration Fees                                                           1            --            4
   Overdraft fees                                                             --            --           --
   Other Expenses                                                              7             4            7
                                                                        --------      --------    ---------
   Total Expenses                                                            570           472        2,134
                                                                        --------      --------    ---------
   Less:
   Waiver of Investment Advisory Fees                                        (58)           --         (424)
   Waiver of Shareholder Servicing Fees (A)                                  (18)           (9)         (54)
   Waiver of Shareholder Servicing Fees (I)                                   --            --           --
   Waiver of Administration Fees                                              --            --           --
   Fees Paid Indirectly                                                       (1)           --           --
                                                                        --------      --------    ---------
   Net Expenses                                                              493           463        1,656
                                                                        --------      --------    ---------
NET INVESTMENT INCOME                                                        335           536        2,675
                                                                        --------      --------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                           (39,850)      (36,380)     (92,120)
   Securities Sold Short                                                   3,018            --           --
   Futures Contracts                                                      (8,602)       (1,596)      (2,329)
   Written Options                                                            --            --           --
   Swaptions                                                                  --            --           --
   Swap Contracts                                                            696            --           --
   Foreign Currency Transactions                                              (4)           --           --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                            (1,899)       (6,177)     (39,545)
   Affiliated Investments                                                     --           (21)          --
   Securities Sold Short                                                  (1,248)           --           --
   Futures Contracts                                                       1,826           222          402
   Written Options                                                            --            --           --
   Swaptions                                                                  --            --           --
   Swap Contracts                                                            881            --           --
   Foreign Currency and Translation of Other Assets and Liabilities
      Denominated in Foreign Currencies                                       (7)           --           --
                                                                        --------      --------    ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(44,854)     $(43,416)   $(130,917)
                                                                        ========      ========    =========

Amounts designated as "--" are $0 or have been rounded to $0.

*    See Note 3 in Notes to Financial Statements.

**   Affiliated.

The accompanying notes are an integral part of the financial statements.


   158 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

 GLOBAL MANAGED   TAX-MANAGED MANAGED   REAL ESTATE     ENHANCED     CORE FIXED   HIGH YIELD
VOLATILITY FUND     VOLATILITY FUND         FUND      INCOME FUND   INCOME FUND    BOND FUND
---------------   -------------------   -----------   -----------   -----------   ----------

   $  2,273            $  1,509          $   4,688     $      8      $      52    $   3,682
         54                  44                 93           77            722          195
          3                   1                 96        6,530         87,626       53,162
         --                  --                206           --          1,021          612
       (123)                (13)               (18)          (5)           (18)          (8)
   --------            --------          ---------     --------      ---------    ---------
      2,207               1,541              5,065        6,610         89,403       57,643
   --------            --------          ---------     --------      ---------    ---------

        609                 360                500          472          4,023        2,071
        328                 194                269          413          4,096        1,487
        234                 139                192          295          3,647        1,062
         --                  --                 --           --             10           --
         --                  --                 --           --             10           --
          3                   1                  2            3             39           12
          1                   1                 --            1             11            3
         --                  --                 --           --             --           --
         --                  --                 --           --             --           --
          9                   5                  8           10            128           39
          7                   4                  7            9            113           35
         23                   4                  9           13            157           45
          2                   2                 --            4             35            3
         32                  --                  1           --             --           --
         19                   2                 --           40            282          112
   --------            --------          ---------     --------      ---------    ---------
      1,267                 712                988        1,260         12,551        4,869
   --------            --------          ---------     --------      ---------    ---------

       (192)               (149)               (20)        (243)          (213)        (150)
         (2)                 (9)               (90)        (300)        (2,520)        (938)
         --                  --                 --           --             (8)          --
         --                  --                 --          (10)            --           --
         --                  --                 (2)          --             --           --
   --------            --------          ---------     --------      ---------    ---------
      1,073                 554                876          707          9,810        3,781
   --------            --------          ---------     --------      ---------    ---------
      1,134                 987              4,189        5,903         79,593       53,862
   --------            --------          ---------     --------      ---------    ---------


    (46,759)            (14,891)           (83,244)     (34,440)       (39,656)     (88,527)
         --                  --                 --           --             --           --
     (1,566)             (1,326)                --       (3,160)        20,364           --
         --                  --                 --           --          4,623           --
         --                  --                 --           --            800           --
         --                  --                 --          147        (17,508)          --
        224                  --                 88       (1,446)        10,176           --

     (7,667)            (13,799)           (80,246)     (26,151)      (123,095)    (184,621)
         --                  --                (69)          --         (1,341)        (816)
         --                  --                 --           --             --           --
        322                 219                 --         (318)        (5,780)          --
         --                  --                 --           --          1,670           --
         --                  --                 --           --          1,406           --
         --                  --                 --         (110)         2,886           --

       (506)                 --                 (1)         441         (5,664)          --
   --------            --------          ---------     --------      ---------    ---------
   $(54,818)           $(28,810)         $(159,283)    $(59,134)     $ (71,526)   $(220,102)
   ========            ========          =========     ========      =========    =========


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 159

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2009 (Unaudited) and the year ended September 30, 2008

                                                           LARGE CAP                LARGE CAP               TAX-MANAGED
                                                          VALUE FUND               GROWTH FUND             LARGE CAP FUND
                                                   ------------------------  -----------------------  -----------------------
                                                     10/1/08      10/1/07      10/1/08     10/1/07      10/1/08      10/1/07
                                                    to 3/31/09   to 9/30/08  to 3/31/09   to 9/30/08   to 3/31/09  to 9/30/08
                                                   -----------  -----------  ----------  -----------  -----------  ----------
OPERATIONS:
   Net Investment Income                           $    25,523  $    62,993  $    7,281  $    11,848  $    13,027  $   29,492
   Net Realized Gain (Loss) from Investments,
      Securities Sold Short, Futures Contracts,
      Written Options and Swap Contracts              (504,296)     (41,840)   (464,621)      43,557     (395,359)     (1,856)
   Net Realized Gain (Loss) on Foreign
      Currency Transactions                                 --           --          --           --           --          --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Affiliated
      Investments, Securities Sold Short,
      Futures Contracts, Written Options
      and Swap Contracts                              (316,388)    (924,754)   (221,933)    (807,115)    (267,478)   (716,677)
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currencies                     --           --          --           --           --          --
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Net Decrease in Net Assets
      Resulting from Operations                       (795,161)    (903,601)   (679,273)    (751,710)    (649,810)   (689,041)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                          (39,288)     (64,076)     (9,962)     (11,649)     (19,555)    (30,228)
      Class E                                               --           --          --           --           --          --
      Class I                                             (195)        (330)        (27)         (14)          --          --
      Class Y                                               --           --          --           --          (36)        (49)
   Net Realized Gains:
      Class A                                               --     (308,944)         --           --           --          --
      Class E                                               --           --          --           --           --          --
      Class I                                               --       (2,094)         --           --           --          --
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Total Dividends and Distributions                   (39,483)    (375,444)     (9,989)     (11,663)     (19,591)    (30,277)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                      365,566      602,496     384,661      598,288      710,933     523,966
      Reinvestment of Dividends & Distributions         37,264      348,733       9,470       11,071       18,103      28,387
      Cost of Shares Redeemed                         (593,337)    (915,076)   (638,162)  (1,000,068)  (1,030,591)   (578,042)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                       (190,507)      36,153    (244,031)    (390,709)    (301,555)    (25,689)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Class E:
      Proceeds from Shares Issued                           --           --          --           --           --          --
      Reinvestment of Dividends & Distributions             --           --          --           --           --          --
      Cost of Shares Redeemed                               --           --          --           --           --          --
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Increase (Decrease) in Net Assets Derived
      from Class E Transactions                             --           --          --           --           --          --
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Class I:
      Proceeds from Shares Issued                        4,364        5,082       3,670        5,612           --          --
      Reinvestment of Dividends & Distributions            180        2,377          23           13           --          --
      Cost of Shares Redeemed                           (2,960)     (17,887)     (2,220)     (19,955)          --          --
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Increase (Decrease) in Net Assets Derived
      from Class I Transactions                          1,584      (10,428)      1,473      (14,330)          --          --
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Class Y:
      Proceeds from Shares Issued                           --           --          --           --          360         177
      Reinvestment of Dividends & Distributions             --           --          --           --           36          49
      Cost of Shares Redeemed                               --           --          --           --         (194)       (627)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Increase (Decrease) in Net Assets Derived
      from Class Y Transactions                             --           --          --           --          202        (401)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                 (188,923)      25,725    (242,558)    (405,039)    (301,353)    (26,090)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   Net Decrease in Net Assets                       (1,023,567)  (1,253,320)   (931,820)  (1,168,412)    (970,754)   (745,408)
                                                   -----------  -----------  ----------  -----------  -----------  ----------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                          2,391,872    3,645,192   2,479,747    3,648,159    2,152,169   2,897,577
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   END OF YEAR/PERIOD                              $ 1,368,305  $ 2,391,872  $1,547,927  $ 2,479,747  $ 1,181,415  $2,152,169
                                                   -----------  -----------  ----------  -----------  -----------  ----------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME INCLUDED IN
      NET ASSETS AT PERIOD END                     $      (467) $    13,493  $     (281) $     2,427  $       (71) $    6,493
                                                   ===========  ===========  ==========  ===========  ===========  ==========

(1)  See Note 4 in Notes to Financial Statements for additional information.


    160 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

 LARGE CAP DIVERSIFIED         S&P 500                 SMALL CAP               SMALL CAP
       ALPHA FUND             INDEX FUND              VALUE FUND              GROWTH FUND
----------------------  ----------------------  ----------------------  ----------------------
  10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07
to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


$    6,959  $   17,757  $   12,911  $   28,411  $   3,507   $    5,342  $   1,344   $      357


  (426,638)   (163,795)    (48,584)     15,023   (185,803)     (22,505)  (239,704)     (76,835)

        --          --          --          --         52          (11)       (48)        (106)




   (12,624)   (302,473)   (364,298)   (417,431)  (147,759)    (158,308)     8,631     (237,318)



         1           2          --          --         --           --          7          (63)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

  (432,302)   (448,509)   (399,971)   (373,997)  (330,003)    (175,482)  (229,770)    (313,965)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------


   (11,222)    (19,433)     (7,346)    (11,020)    (6,416)      (3,805)       (98)        (728)
        --          --     (12,591)    (18,292)        --           --         --           --
        (4)         (5)       (101)       (142)       (67)         (27)        --           --
        --          --          --          --         --           --         --           --

        --     (63,042)     (3,784)    (31,110)    (4,119)    (136,351)        --      (85,670)
        --          --      (6,354)    (51,009)        --           --         --           --
        --         (19)       (160)       (592)       (43)      (1,639)        --         (580)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------
   (11,226)    (82,499)    (30,336)   (112,165)   (10,645)    (141,822)       (98)     (86,978)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------


   456,079     510,287     289,156     364,642    148,577      261,960    114,233      180,243
    11,001      81,901      10,328      40,033      9,937      133,874         94       82,911
  (477,348)   (465,367)   (289,554)   (405,229)  (217,047)    (357,873)  (179,892)    (380,544)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

   (10,268)    126,821       9,930        (554)   (58,533)      37,961    (65,565)    (117,390)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

        --          --     156,355     138,713         --           --         --           --
        --          --      17,501      63,336         --           --         --           --
        --          --     (94,561)   (172,607)        --           --         --           --
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

        --          --      79,295      29,442         --           --         --           --
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

       125          61      15,570       2,932      2,119        5,865      1,295        1,873
         4          24         246         734        107        1,652         --          573
       (10)        (35)    (12,691)     (8,507)    (1,694)      (9,403)      (886)      (5,811)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

       119          50       3,125      (4,841)       532       (1,886)       409       (3,365)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

        --          --          --          --         --           --         --           --
        --          --          --          --         --           --         --           --
        --          --          --          --         --           --         --           --
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

        --          --          --          --         --           --         --           --
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

   (10,149)    126,871      92,350      24,047    (58,001)      36,075    (65,156)    (120,755)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------
  (453,677)   (404,137)   (337,957)   (462,115)  (398,649)    (281,229)  (295,024)    (521,698)
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------

 1,250,704   1,654,841   1,274,051   1,736,166    854,887    1,136,116    641,625    1,163,323
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------
$  797,027  $1,250,704  $  936,094  $1,274,051  $ 456,238   $  854,887  $ 346,601   $  641,625
----------  ----------  ----------  ----------  ---------   ----------  ---------   ----------


$   (1,712) $    2,555  $     (476) $    6,651  $  (1,485)  $    1,491  $     254   $     (992)
==========  ==========  ==========  ==========  =========   ==========  =========   ==========

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 161

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2009 (Unaudited) and the year ended September 30, 2008

                                                           TAX-MANAGED              SMALL/MID CAP
                                                          SMALL CAP FUND        DIVERSIFIED ALPHA FUND         MID-CAP FUND
                                                     -----------------------   -----------------------   -----------------------
                                                       10/1/08      10/1/07      10/1/08      10/1/07      10/1/08      10/1/07
                                                     to 3/31/09   to 9/30/08   to 3/31/09   to 9/30/08   to 3/31/09   to 9/30/08
                                                     ----------   ----------   ----------   ----------   ----------   ----------
OPERATIONS:
   Net Investment Income                             $     851    $   1,547    $     335    $     944    $     536    $     979
   Net Realized Loss from Investments,
       Securities Sold Short, Futures Contracts,
       Written Options and Swap Contracts              (83,755)     (11,086)     (44,738)     (22,612)     (37,976)     (17,204)
   Net Realized Gain/(Loss) on Foreign Currency
       Transactions                                         --           --           (4)          (5)          --           --
   Net Change in Unrealized Depreciation on
       Investments, Affiliated Investments,
       Securities Sold Short, Futures Contracts,
       Written Options and Swap Contracts              (26,383)     (89,857)        (440)     (17,963)      (5,976)     (29,247)
   Net Change in Unrealized Appreciation
       (Depreciation) on Foreign Currency and
       Translation of Other Assets and Liabilities
       Denominated in Foreign Currencies                    --           --           (7)           7           --           --
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   Net Decrease in Net Assets Resulting
       from Operations                                (109,287)     (99,396)     (44,854)     (39,629)     (43,416)     (45,472)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                              (1,496)      (1,291)        (375)      (1,355)      (1,030)        (847)
   Class I                                                  --           --           --           --           (1)          --
   Net Realized Gains:
   Class A                                                  --      (23,726)          --           --           --      (16,926)
   Class I                                                  --           --           --           --           --          (18)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   Total Dividends and Distributions                    (1,496)     (25,017)        (375)      (1,355)      (1,031)     (17,791)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
   Proceeds from Shares Issued                         138,764      115,260       56,885       58,072       31,096       88,803
   Reinvestment of Dividends & Distributions             1,360       23,295          365        1,343          869       16,367
   Cost of Shares Redeemed                            (170,266)    (112,567)     (51,260)     (43,148)     (28,129)     (98,735)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   Increase (Decrease) in Net Assets Derived
       from Class A Transactions                       (30,142)      25,988        5,990       16,267        3,836        6,435
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   Class I:
   Proceeds from Shares Issued                              --           --           59           27          300          222
   Reinvestment of Dividends & Distributions                --           --           --           --            1           18
   Cost of Shares Redeemed                                  --           --          (28)          (6)        (129)        (138)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   Increase in Net Assets Derived
       from Class I Transactions                            --           --           31           21          172          102
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   Increase (Decrease) in Net Assets Derived
       from Capital Share Transactions                 (30,142)      25,988        6,021       16,288        4,008        6,537
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) in Net Assets              (140,925)     (98,425)     (39,208)     (24,696)     (40,439)     (56,726)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                            318,520      416,945      106,011      130,707      126,561      183,287
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   END OF YEAR/PERIOD                                $ 177,595    $ 318,520    $  66,803    $ 106,011    $  86,122    $ 126,561
                                                     ---------    ---------    ---------    ---------    ---------    ---------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
       NET INVESTMENT INCOME INCLUDED IN
       NET ASSETS AT PERIOD END                      $    (244)   $     401    $     (21)   $      19    $    (259)   $     236
                                                     =========    =========    =========    =========    =========    =========

(1)  See Note 4 in Notes to Financial Statements for additional information.

(2) The Tax-Managed Managed Volatility Fund commenced operations on December 20, 2007.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


   162 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

      U.S. MANAGED             GLOBAL MANAGED         TAX-MANAGED MANAGED           REAL ESTATE
    VOLATILITY FUND           VOLATILITY FUND          VOLATILITY FUND(2)               FUND
-----------------------   -----------------------   -----------------------   -----------------------
  10/1/08      10/1/07      10/1/08      10/1/07      10/1/08      12/20/07     10/1/08      10/1/07
to 3/31/09   to 9/30/08   to 3/31/09   to 9/30/08   to 3/31/09   to 9/30/08   to 3/31/09   to 9/30/08
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
$   2,675    $   4,474    $   1,134    $   2,888    $     987    $     744    $   4,189    $   2,132


  (94,449)      (5,317)     (48,325)     (14,924)     (16,217)      (3,631)     (83,244)      (4,335)

       --           --          224       (6,086)          --           --           88          (12)



  (39,143)     (67,825)      (7,345)     (25,814)     (13,580)      (3,381)     (80,315)     (43,076)



       --           --         (506)       1,989           --           --           (1)          (2)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

 (130,917)     (68,668)     (54,818)     (41,947)     (28,810)      (6,268)    (159,283)     (45,293)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   (3,938)      (4,113)          --       (4,301)      (1,361)        (375)      (6,085)      (5,783)
       --           --           --           --           --           --           (1)          --

       --      (22,450)          --       (3,779)          --           --           --      (15,877)
       --           --           --           --           --           --           --           (1)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   (3,938)     (26,563)          --       (8,080)      (1,361)        (375)      (6,086)     (21,661)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


  196,485      231,699      165,805      116,518      141,151      122,400      173,062      194,132
    3,728       25,758           --        7,898        1,163          331        5,834       20,844
 (222,627)    (289,416)    (150,553)    (145,982)     (71,863)     (19,565)    (132,101)    (141,657)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

  (22,414)     (31,959)      15,252      (21,566)      70,451      103,166       46,795       73,319
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

       11            7           16           21           --           --           55           30
       --           --           --           --           --           --            1            1
       (1)          (2)         (12)         (11)          --           --           (2)          (3)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

       10            5            4           10           --           --           54           28
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

  (22,404)     (31,954)      15,256      (21,556)      70,451      103,166       46,849       73,347
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
 (157,259)    (127,185)     (39,562)     (71,583)      40,280       96,523     (118,520)       6,393
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

  458,674      585,859      204,166      275,749       96,523           --      251,384      244,991
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
$ 301,415    $ 458,674    $ 164,604    $ 204,166    $ 136,803    $  96,523    $ 132,864    $ 251,384
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


$      (6)   $   1,257    $  (2,961)   $  (4,095)   $      (5)   $     369    $   1,289    $   3,186
=========    =========    =========    =========    =========    =========    =========    =========


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 163

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2009 (Unaudited) and the year ended September 30, 2008

                                                            ENHANCED                CORE FIXED               HIGH YIELD
                                                           INCOME FUND              INCOME FUND               BOND FUND
                                                     ----------------------  ------------------------  ----------------------
                                                       10/1/08     10/1/07     10/1/08      10/1/07      10/1/08     10/1/07
                                                     to 3/31/09  to 9/30/08   to 3/31/09   to 9/30/08  to 3/31/09  to 9/30/08
                                                     ----------  ----------  -----------  -----------  ----------  ----------
OPERATIONS:
   Net Investment Income                             $   5,903   $  23,833   $    79,593  $   219,736  $   53,862  $  108,507
   Net Realized Gain (Loss) on Investments,
      Futures Contracts, Written Options, Swaptions
      and Swap Contracts                               (37,453)    (28,773)      (31,377)       8,749     (88,527)    (55,543)
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                      (1,446)     (4,725)       10,176       (2,437)         --          --
   Net Change in Unrealized Depreciation
      on Investments, Affiliated Investments,
      Futures Contracts, Written Options,
      and Swap Contracts                               (26,579)    (49,878)     (124,254)    (353,817)   (185,437)   (206,556)
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currencies                    441       1,116        (5,664)       4,541          --          --
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   Net Decrease in Net Assets Resulting
      from Operations                                  (59,134)    (58,427)      (71,526)    (123,228)   (220,102)   (153,592)
                                                     ---------   ---------   -----------  -----------  ----------  ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                           (6,444)    (27,074)      (85,950)    (217,442)    (53,521)   (108,737)
      Class I                                               --          (1)         (220)        (432)         (3)         (3)
   Net Realized Gains:
      Class A                                               --          --            --           --     (11,445)    (15,203)
      Class I                                               --          --            --           --          (1)         --
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   Total Dividends and Distributions                    (6,444)    (27,075)      (86,170)    (217,874)    (64,970)   (123,943)
                                                     ---------   ---------   -----------  -----------  ----------  ----------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                      105,818     208,486       749,383      968,244     588,687     559,747
      Reinvestment of Dividends & Distributions          5,973      26,019        80,922      205,900      59,615     116,295
      Cost of Shares Redeemed                         (149,368)   (455,141)   (1,715,003)  (1,747,665)   (572,706)   (569,749)
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   Increase (Decrease) in Net Assets Derived
       from Class A Transactions                       (37,577)   (220,636)     (884,698)    (573,521)     75,596     106,293
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   Class I:
      Proceeds from Shares Issued                            6          11         6,025        6,623          61          77
      Reinvestment of Dividends & Distributions             --          --           209          419           4           3
      Cost of Shares Redeemed                               --          (4)       (2,551)     (11,215)        (26)        (25)
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   Increase (Decrease) in Net Assets Derived
      from Class I Transactions                              6           7         3,683       (4,173)         39          55
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                  (37,571)   (220,629)     (881,015)    (577,694)     75,635     106,348
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   Net Decrease in Net Assets                         (103,149)   (306,131)   (1,038,711)    (918,796)   (209,437)   (171,187)
                                                     ---------   ---------   -----------  -----------  ----------  ----------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                            314,811     620,942     3,694,723    4,613,519   1,076,426   1,247,613
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   END OF YEAR/PERIOD                                $ 211,662   $ 314,811   $ 2,656,012  $ 3,694,723  $  866,989  $1,076,426
                                                     ---------   ---------   -----------  -----------  ----------  ----------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME INCLUDED IN
      NET ASSETS AT PERIOD END                       $   1,143   $   1,684   $   (15,095) $    (8,518) $  (14,871) $  (15,209)
                                                     =========   =========   ===========  ===========  ==========  ==========

(1)  See Note 4 in the Notes to Financial Statements for additional information.

     Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


    164 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Financial Highlights

For the period ended March 31, 2009 (Unaudited) and the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods



                                           Net
                                        Realized
                                          and                              Distributions                  Total
               Net Asset      Net      Unrealized               Dividends      from                     Dividends,
                 Value,   Investment     Gains                  from Net     Realized                 Distributions
               Beginning    Income    (Losses) on  Total from  Investment     Capital       Return      and Return
               of Period    (Loss)     Securities  Operations    Income        Gains      of Capital    of Capital
               ---------  ----------  -----------  ----------  ----------  -------------  ----------  -------------
LARGE CAP VALUE FUND
   Class A
      2009*      $15.79   $ 0.18(1)    $(5.41)(1)    $(5.23)    $(0.28)       $   --          $--        $(0.28)
      2008        23.97     0.40(1)     (6.10)(1)     (5.70)     (0.41)        (2.07)          --         (2.48)
      2007        23.54     0.41(1)      2.69(1)       3.10      (0.41)        (2.26)          --         (2.67)
      2006        22.45     0.37(1)      2.41(1)       2.78      (0.37)        (1.32)          --         (1.69)
      2005        19.80     0.35(1)      2.76(1)       3.11      (0.34)        (0.12)          --         (0.46)
      2004        16.81     0.30(1)      2.99(1)       3.29      (0.30)           --           --         (0.30)
   Class I
      2009*      $15.78   $ 0.16(1)    $(5.40)(1)    $(5.24)    $(0.26)       $   --          $--        $(0.26)
      2008        23.95     0.36(1)     (6.11)(1)     (5.75)     (0.35)        (2.07)          --         (2.42)
      2007        23.52     0.35(1)      2.69(1)       3.04      (0.35)        (2.26)          --         (2.61)
      2006        22.43     0.31(1)      2.42(1)       2.73      (0.32)        (1.32)          --         (1.64)
      2005        19.78     0.29(1)      2.77(1)       3.06      (0.29)        (0.12)          --         (0.41)
      2004        16.80     0.25(1)      2.98(1)       3.23      (0.25)           --           --         (0.25)
LARGE CAP GROWTH FUND
   Class A
      2009*      $18.39   $ 0.06(1)    $(4.97)(1)    $(4.91)    $(0.08)       $   --          $--        $(0.08)
      2008        23.74     0.08(1)     (5.35)(1)     (5.27)     (0.08)           --           --         (0.08)
      2007        19.95     0.06(1)      3.78(1)       3.84      (0.05)           --           --         (0.05)
      2006        19.23     0.04(1)      0.71(1)       0.75      (0.03)           --           --         (0.03)
      2005        17.13     0.09(1)      2.09(1)       2.18      (0.08)           --           --         (0.08)
      2004        15.77    (0.01)(1)     1.37(1)       1.36         --            --           --            --
   Class I
      2009*      $18.20   $ 0.04(1)    $(4.92)(1)    $(4.88)    $(0.05)       $   --          $--        $(0.05)
      2008        23.48     0.03(1)     (5.29)(1)     (5.26)     (0.02)           --           --         (0.02)
      2007        19.75     --**(1)      3.73(1)       3.73       --**            --           --            --
      2006        19.04    (0.01)(1)     0.72(1)       0.71         --            --           --            --
      2005        17.00     0.04(1)      2.07(1)       2.11      (0.07)           --           --         (0.07)
      2004        15.68    (0.05)(1)     1.37(1)       1.32         --            --           --            --
TAX-MANAGED LARGE CAP FUND
   Class A
      2009*      $11.08   $ 0.08(1)    $(3.49)(1)    $(3.41)    $(0.12)       $   --          $--        $(0.12)
      2008        14.70     0.15(1)     (3.62)(1)     (3.47)     (0.15)           --           --         (0.15)
      2007        12.68     0.14(1)      2.01(1)       2.15      (0.13)           --           --         (0.13)
      2006        11.78     0.11(1)      0.90(1)       1.01      (0.11)           --           --         (0.11)
      2005        10.41     0.12(1)      1.37(1)       1.49      (0.12)           --           --         (0.12)
      2004         9.20     0.08(1)      1.21(1)       1.29      (0.08)           --           --         (0.08)
   Class Y
      2009*      $11.24   $ 0.09(1)    $(3.54)(1)    $(3.45)    $(0.12)       $   --          $--        $(0.12)
      2008        14.87     0.19(1)     (3.66)(1)     (3.47)     (0.16)           --           --         (0.16)
      2007        12.79     0.18(1)      2.04(1)       2.22      (0.14)           --           --         (0.14)
      2006        11.86     0.15(1)      0.89(1)       1.04      (0.11)           --           --         (0.11)
      2005        10.45     0.16(1)      1.38(1)       1.54      (0.13)           --           --         (0.13)
      2004         9.21     0.12(1)      1.20(1)       1.32      (0.08)           --           --         (0.08)
LARGE CAP DIVERSIFIED ALPHA FUND
   Class A
      2009*      $ 8.23   $ 0.05(1)    $(2.86)(1)    $(2.81)    $(0.08)       $   --          $--        $(0.08)
      2008        11.78     0.13(1)     (3.11)(1)     (2.98)     (0.13)        (0.44)          --         (0.57)
      2007        10.38     0.14(1)      1.47(1)       1.61      (0.13)        (0.08)          --         (0.21)
      2006(2)     10.00     0.10(1)      0.34(1)       0.44      (0.06)           --           --         (0.06)
   Class I
      2009*      $ 8.22   $ 0.04(1)    $(2.85)(1)    $(2.81)    $(0.07)       $   --          $--        $(0.07)
      2008        11.78     0.09(1)     (3.11)(1)     (3.02)     (0.10)        (0.44)          --         (0.54)
      2007        10.38     0.11(1)      1.48(1)       1.59      (0.11)        (0.08)          --         (0.19)
      2006(3)     10.28     0.01(1)      0.09(1)       0.10         --            --           --            --

                                                                              Ratio of
                                                                 Ratio of     Expenses     Ratio of
                                                                 Expenses    to Average      Net
                                                                to Average   Net Assets   Investment
                                                    Ratio of    Net Assets   (Excluding     Income
                Net Asset             Net Assets    Expenses    (Excluding    Fees Paid     (Loss)    Portfolio
               Value, End   Total   End of Period  to Average   Fees Paid    Indirectly   to Average   Turnover
                of Period  Return+   ($Thousands)  Net Assets  Indirectly)  and Waivers)  Net Assets    Rate+
               ----------  -------  -------------  ----------  -----------  ------------  ----------  ---------
LARGE CAP VALUE FUND
   Class A
      2009*      $10.28    (33.36)%   $1,359,607    0.89%       0.90%           0.99%        3.08%       30%
      2008        15.79    (25.95)     2,381,011    0.88        0.88            0.97         2.09        53
      2007        23.97     13.91      3,616,120    0.86        0.86            0.97         1.74        36
      2006        23.54     13.42      3,762,101    0.86        0.87            0.97         1.67        58
      2005        22.45     15.87      4,230,717    0.86        0.86            0.97         1.63        44
      2004        19.80     19.66      4,153,475    0.85        0.85            0.97         1.59        46
   Class I
      2009*      $10.28    (33.44)%   $    8,698    1.11%       1.12%           1.24%        2.80%       30%
      2008        15.78    (26.13)        10,861    1.11        1.11            1.22         1.85        53
      2007        23.95     13.64         29,072    1.11        1.11            1.22         1.49        36
      2006        23.52     13.16         31,308    1.11        1.12            1.22         1.40        58
      2005        22.43     15.61         24,735    1.11        1.11            1.22         1.37        44
      2004        19.78     19.33         20,180    1.10        1.10            1.22         1.33        46
LARGE CAP GROWTH FUND
   Class A
      2009*      $13.40    (26.72)%   $1,540,737    0.89%       0.90%           1.04%        0.83%       38%
      2008        18.39    (22.26)     2,472,052    0.88        0.88            1.02         0.37        78
      2007        23.74     19.26      3,622,963    0.86        0.86            1.02         0.26        55
      2006        19.95     3.92       3,387,749    0.86        0.87            1.02         0.18        89
      2005        19.23     12.75      4,004,347    0.86        0.86            1.02         0.47        52
      2004        17.13     8.62       3,846,240    0.85        0.85            1.02        (0.03)       36
   Class I
      2009*      $13.27    (26.81)%   $    7,190    1.11%       1.12%           1.29%        0.60%       38%
      2008        18.20    (22.43)         7,695    1.11        1.11            1.27         0.13        78
      2007        23.48     18.91         25,196    1.11        1.11            1.27         0.01        55
      2006        19.75      3.73         27,780    1.11        1.12            1.27        (0.07)       89
      2005        19.04     12.42         29,689    1.11        1.11            1.27         0.22        52
      2004        17.00      8.42         28,431    1.10        1.10            1.27        (0.28)       36
TAX-MANAGED LARGE CAP FUND
   Class A
      2009*      $ 7.55    (30.91)%   $1,179,072    0.89%       0.90%           1.04%        1.89%       36%
      2008        11.08    (23.76)     2,148,949    0.88        0.88            1.02         1.13        61
      2007        14.70     17.05      2,892,866    0.86        0.86            1.02         1.02        44
      2006        12.68      8.58      2,373,507    0.86        0.87            1.02         0.91        65
      2005        11.78     14.40      2,172,885    0.86        0.86            1.02         1.08        31
      2004        10.41     14.05      1,977,883    0.85        0.85            1.02         0.83        29
   Class Y
      2009*      $ 7.67    (30.80)%   $    2,343    0.56%       0.57%           0.74%        2.23%       36%
      2008        11.24    (23.52)         3,220    0.56        0.56            0.72         1.44        61
      2007        14.87     17.43          4,711    0.56        0.56            0.72         1.32        44
      2006        12.79      8.83          4,558    0.56        0.57            0.72         1.21        65
      2005        11.86     14.78          5,067    0.56        0.56            0.72         1.39        31
      2004        10.45     14.41          4,909    0.55        0.55            0.72         1.13        29
LARGE CAP DIVERSIFIED ALPHA FUND
   Class A
      2009*      $ 5.34    (34.29)%   $  796,655    1.09%(17)   1.09%(17)       1.17%        1.59%       99%
      2008         8.23    (26.42)     1,250,304    1.35(16)    1.35(16)        1.41         1.17        93
      2007        11.78     15.64      1,654,324    1.21(11)    1.21(11)        1.29         1.25        84
      2006(2)     10.38      4.44      1,082,101    1.09+++     1.09+++         1.16         1.18        72
   Class I
      2009*      $ 5.34    (34.30)%   $      372    1.33%(17)   1.33%(17)       1.42%        1.31%       99%
      2008         8.22    (26.70)           400    1.60(16)    1.60(16)        1.66         0.92        93
      2007        11.78     15.42            517    1.46(11)    1.46(11)        1.54         0.99        84
      2006(3)     10.38      0.97             21    1.08+++     1.08+++         1.15         1.12        72


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 165

Financial Highlights

For the period ended March 31, 2009 (Unaudited) and the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods


                                              Net
                                            Realized
                                              and                                 Distributions       Total
                 Net Asset       Net       Unrealized                 Dividends        from        Dividends,
                   Value,    Investment      Gains                    from Net       Realized     Distributions    Net Asset
                 Beginning     Income     (Losses) on   Total from   Investment      Capital       and Return     Value, End
                 of Period     (Loss)      Securities   Operations     Income         Gains        of Capital      of Period
                 ---------   ----------   -----------   ----------   ----------   -------------   -------------   ----------
S&P 500 INDEX FUND
   Class A
      2009*       $32.43     $ 0.31(1)    $(10.24)(1)    $(9.93)       $(0.48)       $(0.26)         $(0.74)        $21.76
      2008         44.71       0.68(1)     (10.10)(1)     (9.42)        (0.70)        (2.16)          (2.86)         32.43
      2007(4)      41.45       0.34(1)       3.09(1)       3.43         (0.17)           --           (0.17)         44.71
      2007(5)      38.38       0.63(1)       3.70(1)       4.33         (0.68)        (0.58)          (1.26)         41.45
      2006(5)      36.21       0.56(1)       3.47(1)       4.03         (0.54)        (1.32)          (1.86)         38.38
      2005(5)      34.66       0.59(1)       1.57(1)       2.16         (0.58)        (0.03)          (0.61)         36.21
      2004(5)      26.18       0.42(1)       8.58(1)       9.00         (0.52)           --           (0.52)         34.66
   Class E
      2009*       $32.54     $ 0.33(1)    $(10.27)(1)    $(9.94)       $(0.51)       $(0.26)         $(0.77)        $21.83
      2008         44.85       0.75(1)     (10.14)(1)     (9.39)        (0.76)        (2.16)          (2.92)         32.54
      2007(4)      41.57       0.30(1)       3.17(1)       3.47         (0.19)           --           (0.19)         44.85
      2007(5)      38.48       0.69(1)       3.72(1)       4.41         (0.74)        (0.58)          (1.32)         41.57
      2006(5)      36.31       0.62(1)       3.48(1)       4.10         (0.61)        (1.32)          (1.93)         38.48
      2005(5)      34.76       0.66(1)       1.55(1)       2.21         (0.63)        (0.03)          (0.66)         36.31
      2004(5)      26.26       0.47(1)       8.61(1)       9.08         (0.58)           --           (0.58)         34.76
   Class I
      2009*       $32.47     $ 0.28(1)    $(10.25)(1)    $(9.97)       $(0.42)       $(0.26)         $(0.68)        $21.82
      2008         44.74       0.60(1)     (10.12)(1)     (9.52)        (0.59)        (2.16)          (2.75)         32.47
      2007(4)      41.51       0.28(1)       3.09(1)       3.37         (0.14)           --           (0.14)         44.74
      2007(5)      38.43       0.53(1)       3.71(1)       4.24         (0.58)        (0.58)          (1.16)         41.51
      2006(5)      36.26       0.47(1)       3.46(1)       3.93         (0.44)        (1.32)          (1.76)         38.43
      2005(5)      34.72       0.51(1)       1.56(1)       2.07         (0.50)        (0.03)          (0.53)         36.26
      2004(5)      26.22       0.34(1)       8.60(1)       8.94         (0.44)           --           (0.44)         34.72
SMALL CAP VALUE FUND
   Class A
      2009*       $15.38     $ 0.07(1)    $ (6.08)(1)    $(6.01)       $(0.13)       $(0.08)         $(0.21)        $ 9.16
      2008         21.26       0.09(1)      (3.22)(1)     (3.13)        (0.07)        (2.68)          (2.75)         15.38
      2007         21.28       0.04(1)       2.23(1)       2.27         (0.14)        (2.15)          (2.29)         21.26
      2006         21.58       0.05(1)       1.97(1)       2.02         (0.06)        (2.26)          (2.32)         21.28
      2005         20.74       0.06(1)       4.02(1)       4.08         (0.05)        (3.19)          (3.24)         21.58
      2004         17.45       0.03(1)       4.32(1)       4.35         (0.06)        (1.00)          (1.06)         20.74
   Class I
      2009*       $15.29     $ 0.05(1)    $ (6.05)(1)    $(6.00)       $(0.11)       $(0.08)         $(0.19)        $ 9.10
      2008         21.17       0.05(1)      (3.21)(1)     (3.16)        (0.04)        (2.68)          (2.72)         15.29
      2007         21.21      (0.01)(1)      2.21(1)       2.20         (0.09)        (2.15)          (2.24)         21.17
      2006         21.52         --(1)       1.98(1)       1.98         (0.03)        (2.26)          (2.29)         21.21
      2005         20.71      (0.01)(1)      4.03(1)       4.02         (0.02)        (3.19)          (3.21)         21.52
      2004         17.44      (0.02)(1)      4.31(1)       4.29         (0.02)        (1.00)          (1.02)         20.71
SMALL CAP GROWTH FUND
   Class A
      2009*       $13.98     $ 0.03(1)    $ (5.03)(1)    $(5.00)       $   --**      $   --          $   --         $ 8.98
      2008         21.91       0.01(1)      (6.22)(1)     (6.21)        (0.01)        (1.71)          (1.72)         13.98
      2007         18.56      (0.09)(1)      3.44(1)       3.35            --            --              --          21.91
      2006         17.86      (0.07)(1)      0.77(1)       0.70            --            --              --          18.56
      2005         15.14      (0.10)(1)      2.82(1)       2.72            --            --              --          17.86
      2004         14.11      (0.10)(1)      1.13(1)       1.03            --            --              --          15.14
   Class I
      2009*       $13.71     $ 0.02(1)    $ (4.93)(1)    $(4.91)       $   --        $   --          $   --         $ 8.80
      2008         21.57      (0.03)(1)     (6.12)(1)     (6.15)           --         (1.71)          (1.71)         13.71
      2007         18.32      (0.14)(1)      3.39(1)       3.25            --            --              --          21.57
      2006         17.67      (0.12)(1)      0.77(1)       0.65            --            --              --          18.32
      2005         15.02      (0.14)(1)      2.79(1)       2.65            --            --              --          17.67
      2004         14.03      (0.14)(1)      1.13(1)       0.99            --            --              --          15.02

                                                                         Ratio of
                                                          Ratio of       Expenses
                                                          Expenses      to Average    Ratio of Net
                                                         to Average     Net Assets     Investment
                                            Ratio of     Net Assets     (Excluding       Income
                             Net Assets     Expenses     (Excluding      Fees Paid       (Loss)      Portfolio
                  Total    End of Period   to Average     Fees Paid     Indirectly     to Average    Turnover
                 Return+   ($ Thousands)   Net Assets    Indirectly)   and Waivers)    Net Assets      Rate+
                 -------   -------------   ----------   ------------   ------------   ------------   -----------
S&P 500 INDEX FUND
   Class A
      2009*      (30.84)%   $  310,076        0.43%         0.43%          0.55%          2.61%               18%
      2008       (22.30)       462,947        0.41          0.41           0.53           1.77                27
      2007(4)      8.28        650,792        0.40          0.40           0.43           1.55                 2
      2007(5)     11.38        621,898        0.40          0.40           0.43           1.59                 6
      2006(5)     11.32        614,246        0.40          0.40           0.43           1.49                18
      2005(5)      6.25        655,378        0.40          0.40           0.43           1.67                11
      2004(5)     34.62        686,129        0.40          0.40           0.43           1.33                 7
   Class E
      2009*      (30.78)%   $  619,793        0.25%         0.25%          0.30%          2.79%               18%
      2008       (22.19)       805,606        0.25          0.25           0.53           1.95                27
      2007(4)      8.34      1,072,141        0.25          0.25           0.53           1.70                 2
      2007(5)     11.57      1,127,189        0.25          0.25           0.53           1.74                 6
      2006(5)     11.49      1,684,857        0.25          0.25           0.53           1.65                18
      2005(5)      6.39      1,307,631        0.25          0.25           0.53           1.86                11
      2004(5)     34.83        904,534        0.25          0.25           0.53           1.47                 7
   Class I
      2009*      (30.90)%   $    6,225        0.65%         0.65%          0.80%          2.37%               18%
      2008       (22.49)         5,498        0.65          0.65           0.78           1.53                27
      2007(4)      8.12         13,233        0.65          0.65           0.78           1.29                 2
      2007(5)     11.12         14,346        0.65          0.65           0.78           1.34                 6
      2006(5)     11.02         13,144        0.65          0.65           0.78           1.25                18
      2005(5)      5.97         11,452        0.65          0.65           0.78           1.44                11
      2004(5)     34.28          6,370        0.65          0.65           0.78           1.06                 7
SMALL CAP VALUE FUND
   Class A
      2009*      (39.21)%   $  450,724        1.14%         1.17%          1.29%          1.31%               50%
      2008       (16.02)       846,492        1.13          1.15           1.28           0.55                91
      2007        10.70      1,122,027        1.11          1.13           1.27           0.19                86
      2006        10.34      1,160,178        1.11          1.13           1.27           0.31                72
      2005        21.21      1,066,189        1.11          1.11           1.27           0.27                71
      2004        25.67        942,037        1.10          1.10           1.27           0.17                89
   Class I
      2009*      (39.33)%   $    5,514        1.36%         1.39%          1.54%          1.02%               50%
      2008       (16.21)         8,395        1.36          1.39           1.53           0.31                91
      2007        10.41         14,089        1.36          1.38           1.52          (0.04)               86
      2006        10.11         14,293        1.36          1.38           1.52           0.06                72
      2005        20.88         12,713        1.36          1.36           1.52          (0.03)               71
      2004        25.29          7,400        1.35          1.35           1.52          (0.09)               89
SMALL CAP GROWTH FUND
   Class A
      2009*       (35.75)%  $  344,005        1.11%         1.12%          1.29%          0.67%               77%
      2008        (30.36)      638,257        1.11          1.12           1.28           0.04               124
      2007         18.05     1,154,000        1.11          1.13           1.27          (0.43)              135
      2006          3.92     1,111,329        1.11          1.13           1.27          (0.40)               99
      2005         17.97     1,058,413        1.11          1.11           1.27          (0.60)              116
      2004          7.30       970,759        1.10          1.10           1.27          (0.63)              124
   Class I
      2009*       (35.81)%  $    2,596        1.36%         1.37%          1.55%          0.40                77%
      2008        (30.57)        3,368        1.36          1.37           1.53          (0.19)              124
      2007         17.74         9,323        1.36          1.38           1.52          (0.67)              135
      2006          3.68        11,910        1.36          1.38           1.52          (0.65)               99
      2005         17.64        11,077        1.36          1.36           1.52          (0.85)              116
      2004          7.06         8,530        1.35          1.35           1.52          (0.90)              124


    166 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009


                                              Net
                                            Realized
                                              and                                 Distributions       Total
                 Net Asset       Net       Unrealized                 Dividends       from          Dividends,
                   Value,    Investment      Gains                    from Net      Realized      Distributions    Net Asset
                 Beginning     Income     (Losses) on   Total from   Investment      Capital        and Return    Value, End
                 of Period     (Loss)      Securities   Operations     Income         Gains         of Capital     of Period
                 ---------   ----------   -----------   ----------   ----------   -------------   -------------   ----------
TAX-MANAGED SMALL CAP FUND
   Class A
      2009*        $10.16    $ 0.03(1)     $(3.53)(1)     $(3.50)      $(0.05)       $   --          $(0.05)        $ 6.61
      2008          14.14      0.05(1)      (3.19)(1)      (3.14)       (0.04)        (0.80)          (0.84)         10.16
      2007          13.10      0.04(1)       2.00(1)        2.04        (0.06)        (0.94)          (1.00)         14.14
      2006          13.13      0.01(1)       0.68(1)        0.69           --         (0.72)          (0.72)         13.10
      2005          11.63     (0.02)(1)      2.36(1)        2.34           --         (0.84)          (0.84)         13.13
      2004          10.00     (0.04)(1)      1.67(1)        1.63           --            --              --          11.63
SMALL/MID CAP DIVERSIFIED ALPHA FUND
   Class A
      2009*        $ 7.23    $ 0.02(1)     $(3.02)(1)     $(3.00)      $(0.02)       $   --          $(0.02)        $ 4.21
      2008          10.10      0.06(1)      (2.83)(1)      (2.77)       (0.10)           --           (0.10)          7.23
      2007(10)      10.00      0.10(1)       0.07(1)++      0.17        (0.07)           --           (0.07)         10.10
   Class I
      2009*        $ 7.23    $ 0.01(1)     $(3.02)(1)     $(3.01)      $(0.02)       $   --          $(0.02)        $ 4.20
      2008(15)      10.28      0.03(1)      (2.99)(1)      (2.96)       (0.09)           --           (0.09)          7.23
MID-CAP FUND
   Class A
      2009*        $14.87    $ 0.06(1)     $(5.01)(1)     $(4.95)      $(0.12)       $   --          $(0.12)        $ 9.80
      2008          22.22      0.11(1)      (5.28)(1)      (5.17)       (0.09)        (2.09)          (2.18)         14.87
      2007          20.40      0.06(1)       3.40(1)        3.46        (0.10)        (1.54)          (1.64)         22.22
      2006          20.29      0.14(1)       1.49(1)        1.63        (0.12)        (1.40)          (1.52)         20.40
      2005          17.84      0.06(1)       4.61(1)        4.67        (0.06)        (2.16)          (2.22)         20.29
      2004          14.96      0.09(1)       3.19(1)        3.28        (0.11)        (0.29)          (0.40)         17.84
   Class I
      2009*        $14.86    $ 0.01(1)     $(4.96)(1)     $(4.95)      $(0.10)       $   --          $(0.10)        $ 9.81
      2008(15)      22.56      0.06(1)      (5.63)(1)      (5.57)       (0.04)        (2.09)          (2.13)         14.86
U.S. MANAGED VOLATILITY FUND
   Class A
      2009*        $11.25    $ 0.07(1)     $(3.35)(1)     $(3.28)      $(0.10)       $   --          $(0.10)        $ 7.87
      2008          13.45      0.10(1)      (1.69)(1)      (1.59)       (0.10)        (0.51)          (0.61)         11.25
      2007          12.02      0.15(1)       1.74(1)        1.89        (0.14)        (0.32)          (0.46)         13.45
      2006          11.41      0.10(1)       0.75(1)        0.85        (0.09)        (0.15)          (0.24)         12.02
      2005(7)       10.00      0.10(1)       1.39(1)        1.49        (0.08)           --**         (0.08)         11.41
   Class I
      2009*        $11.24    $ 0.06(1)     $(3.34)(1)     $(3.28)      $(0.09)          $--          $(0.09)        $ 7.87
      2008          13.43      0.09(1)      (1.71)(1)      (1.62)       (0.06)        (0.51)          (0.57)         11.24
      2007(13)      13.54      0.01(1)      (0.05)(1)      (0.04)       (0.07)           --           (0.07)         13.43
GLOBAL MANAGED VOLATILITY FUND
   Class A
      2009*        $ 9.07    $ 0.04(1)     $(2.30)(1)     $(2.26)         $--        $   --          $   --         $ 6.81
      2008          11.22      0.12(1)      (1.92)(1)      (1.80)       (0.18)        (0.17)          (0.35)          9.07
      2007          10.37      0.17(1)       0.85(1)        1.02        (0.11)        (0.06)          (0.17)         11.22
      2006(8)       10.00      0.02(1)       0.35(1)        0.37           --            --              --          10.37
   Class I
      2009*        $ 9.02    $ 0.05(1)     $(2.30)(1)     $(2.25)         $--        $   --             $--         $ 6.77
      2008          11.20      0.14(1)      (1.97)(1)      (1.83)       (0.18)        (0.17)          (0.35)          9.02
      2007(13)      11.45      0.01(1)      (0.26)(1)      (0.25)          --            --              --          11.20
TAX-MANAGED MANAGED VOLATILITY FUND
   Class A
      2009*        $ 9.02    $ 0.06(1)     $(2.35)(1)     $(2.29)      $(0.09)       $   --          $(0.09)        $ 6.64
      2008(14)      10.00      0.10(1)      (1.02)(1)      (0.92)       (0.06)           --           (0.06)          9.02

                                                                         Ratio of
                                                           Ratio of      Expenses
                                                           Expenses     to Average    Ratio of Net
                                                          to Average    Net Assets     Investment
                                             Ratio of     Net Assets    (Excluding       Income
                              Net Assets     Expenses     (Excluding     Fees Paid       (Loss)      Portfolio
                   Total    End of Period   to Average    Fees Paid     Indirectly     to Average     Turnover
                  Return+    ($Thousands)   Net Assets   Indirectly)   and Waivers)    Net Assets      Rate+
                 --------   -------------   ----------   -----------   ------------   ------------   ---------
TAX-MANAGED SMALL CAP FUND
   Class A
      2009*      (34.48)%     $177,595       1.11%        1.16%            1.29%          0.85%          67%
      2008       (23.34)       318,520       1.11         1.13             1.28           0.41           96
      2007        16.00        416,945       1.11         1.14             1.27           0.31           72
      2006         5.50        314,333       1.11         1.14             1.27           0.09           73
      2005        20.80        269,519       1.11         1.11             1.27          (0.17)          99
      2004        16.30        214,859       1.10         1.10             1.27          (0.31)          86
SMALL/MID CAP DIVERSIFIED ALPHA FUND
   Class A
      2009*      (41.44)%     $ 66,763       1.32%(18)    1.32%(18)        1.53%          0.90%          97%
      2008       (27.63)       105,993       1.42(6)      1.42(6)          1.62           0.75          170
      2007(10)     1.71        130,707       1.29(12)     1.29(12)         1.50           1.25          112
   Class I
      2009*      (41.60)%     $     40       1.58%(18)    1.58%(18)        1.78%          0.27%          97%
      2008(15)   (28.98)            18       1.67(6)      1.67(6)          1.71           0.37          170
MID-CAP FUND
   Class A
      2009*      (33.38)%     $ 85,919       1.02%        1.02%            1.04%          1.18%          59%
      2008       (25.45)       126,509       1.02         1.02             1.03           0.58          126
      2007        17.51        183,287       1.01         1.01             1.02           0.26          176
      2006         8.50         90,208       1.01         1.01             1.03           0.67          135
      2005        28.15         71,162       1.01         1.01             1.03           0.30          137
      2004        22.23         53,642       1.00         1.00             1.02           0.53          121
   Class I
      2009*      (33.38)%     $    203       1.26%        1.26%            1.30%          0.26%          59%
      2008(15)   (26.82)            52       1.26         1.26             1.27           0.33          126
U.S. MANAGED VOLATILITY FUND
   Class A
      2009*      (29.26)%     $301,402       1.00%        1.00%            1.29%          1.61%          68%
      2008       (12.38)       458,668       1.00         1.00             1.27           0.85           85
      2007        16.09        585,858       1.04         1.04             1.27           1.19          112
      2006         7.64        303,523       1.11         1.11             1.27           0.91          133
      2005(7)     14.94        160,047       1.11         1.11             1.27           1.03          102
   Class I
      2009*      (29.30)%     $     13       1.25%        1.25%            1.55%          1.55%          68%
      2008       (12.58)             6       1.25         1.25             1.57           0.71           85
      2007(13)    (0.32)             1       1.36         1.36             1.86           0.19          112
GLOBAL MANAGED VOLATILITY FUND
   Class A
      2009*      (24.83)%     $164,592       1.14%(19)    1.14%(19)        1.35%          1.21%          91%
      2008       (16.60)       204,156       1.11         1.11             1.31           1.24          113
      2007         9.88        275,748       1.11         1.11             1.32           1.56          119
      2006(8)      3.70         94,951       1.10         1.10             1.30           1.22           13
   Class I
      2009*      (24.94)%     $     12       1.42%(19)    1.42%(19)        1.64%          1.29%          91%
      2008       (16.86)            10       1.36         1.36             1.56           1.49          113
      2007(13)    (2.18)             1       1.36         1.36             2.26           0.23          119
TAX-MANAGED MANAGED VOLATILITY FUND
   Class A
      2009*      (25.52)%     $136,803       1.00%        1.00%            1.28%          1.78%          50%
      2008(14)    (9.24)        96,523       1.00         1.00             1.29           1.43           65


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 167

Financial Highlights

For the period ended March 31, 2009 (Unaudited) and the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods


                                                      Net
                                                    Realized
                                                      and                                 Distributions       Total
                         Net Asset       Net       Unrealized                 Dividends        from         Dividends,
                           Value,    Investment      Gains                    from Net       Realized     Distributions    Net Asset
                         Beginning     Income     (Losses) on   Total from   Investment      Capital        and Return    Value, End
                         of Period     (Loss)      Securities   Operations     Income         Gains         of Capital     of Period
                         ---------   ----------   -----------   ----------   ----------   -------------   -------------   ----------
REAL ESTATE FUND
   Class A
      2009*                $13.73     $0.20(1)      $(8.28)(1)    $(8.08)     $(0.29)        $   --          $(0.29)        $  5.36
      2008                  18.20      0.13(1)       (3.11)(1)     (2.98)      (0.38)         (1.11)          (1.49)          13.73
      2007                  18.43      0.30(1)        0.76(1)       1.06       (0.36)         (0.93)          (1.29)          18.20
      2006                  14.86      0.23(1)        4.15(1)       4.38       (0.36)         (0.45)          (0.81)          18.43
      2005                  11.89      0.27(1)        3.22(1)       3.49       (0.26)         (0.26)          (0.52)          14.86
      2004(9)               10.00      0.21(1)        1.85(1)       2.06       (0.17)            --           (0.17)          11.89
   Class I
      2009*                $13.72     $0.21(1)      $(8.29)(1)    $(8.08)     $(0.28)        $   --          $(0.28)        $  5.36
      2008(15)              18.55      0.13(1)       (3.49)(1)     (3.36)      (0.36)         (1.11)          (1.47)          13.72
ENHANCED INCOME FUND
   Class A
      2009*                $ 8.21     $0.17(1)      $(1.85)(1)    $(1.68)     $(0.18)        $   --          $(0.18)        $  6.35
      2008                   9.92      0.49(1)       (1.68)(1)     (1.19)      (0.52)            --           (0.52)           8.21
      2007                  10.11      0.57(1)       (0.27)(1)      0.30       (0.49)            --           (0.49)           9.92
      2006(8)               10.00      0.10(1)        0.01(1)       0.11          --             --              --           10.11
   Class I
      2009*                $ 8.20     $0.12(1)      $(1.80)(1)    $(1.68)     $(0.17)        $   --          $(0.17)        $  6.35
      2008                   9.91      0.43(1)       (1.63)(1)     (1.20)      (0.51)            --           (0.51)           8.20
      2007(13)              10.25      0.15(1)       (0.35)(1)     (0.20)      (0.14)            --           (0.14)           9.91
CORE FIXED INCOME FUND
   Class A
      2009*                $ 9.37     $0.24(1)      $(0.42)(1)    $(0.18)     $(0.26)        $   --          $(0.26)        $  8.93
      2008                  10.19      0.51(1)       (0.82)(1)     (0.31)      (0.51)            --           (0.51)           9.37
      2007                  10.29      0.50(1)       (0.10)(1)      0.40       (0.50)            --           (0.50)          10.19
      2006                  10.44      0.47(1)       (0.11)(1)      0.36       (0.48)         (0.03)          (0.51)          10.29
      2005                  10.65      0.40(1)       (0.11)(1)      0.29       (0.41)         (0.09)          (0.50)          10.44
      2004                  10.71      0.37(1)        0.08(1)       0.45       (0.38)         (0.13)          (0.51)          10.65
   Class I
      2009*                $ 9.36     $0.23(1)      $(0.41)(1)    $(0.18)     $(0.25)        $   --          $(0.25)        $  8.93
      2008                  10.19      0.49(1)       (0.84)(1)     (0.35)      (0.48)            --           (0.48)           9.36
      2007                  10.29      0.41(1)       (0.03)(1)      0.38       (0.48)            --           (0.48)          10.19
      2006                  10.43      0.45(1)       (0.11)(1)      0.34       (0.45)         (0.03)          (0.48)          10.29
      2005                  10.65      0.38(1)       (0.12)(1)      0.26       (0.39)         (0.09)          (0.48)          10.43
      2004                  10.71      0.34(1)        0.09(1)       0.43       (0.36)         (0.13)          (0.49)          10.65
HIGH YIELD BOND FUND
   Class A
      2009*                $ 6.57     $0.32(1)      $(1.70)(1)    $(1.38)     $(0.32)        $(0.07)         $(0.39)        $  4.80
      2008                   8.26      0.66(1)       (1.60)(1)     (0.94)      (0.66)         (0.09)          (0.75)           6.57
      2007                   8.38      0.67(1)       (0.11)(1)      0.56       (0.68)            --           (0.68)           8.26
      2006                   8.50      0.65(1)       (0.12)(1)      0.53       (0.65)            --           (0.65)           8.38
      2005                   8.58      0.64(1)       (0.08)(1)      0.56       (0.64)            --           (0.64)           8.50
      2004                   8.37      0.67(1)        0.21(1)       0.88       (0.67)            --           (0.67)           8.58
   Class I
      2009*                $ 6.58     $0.31(1)      $(1.70)(1)    $(1.39)     $(0.31)        $(0.07)         $(0.38)        $  4.81
      2008(15)               8.26      0.66(1)       (1.61)(1)     (0.95)      (0.64)         (0.09)          (0.73)           6.58

                                                                                Ratio of
                                                                  Ratio of      Expenses      Ratio of
                                                                  Expenses     to Average        Net
                                                                 to Average    Net Assets    Investment
                                                    Ratio of     Net Assets    (Excluding      Income
                                     Net Assets     Expenses     (Excluding     Fees Paid      (Loss)     Portfolio
                          Total    End of Period   to Average    Fees Paid     Indirectly    to Average    Turnover
                         Return+    ($Thousands)   Net Assets   Indirectly)   and Waivers)   Net Assets     Rate+
                         -------   -------------   ----------   -----------   ------------   ----------   ---------
REAL ESTATE FUND
   Class A
      2009*              (59.42)%    $  132,810       1.14%       1.14%           1.28%         5.44%         43%
      2008               (17.15)        251,359       1.13        1.13            1.27          0.86          52
      2007                 5.49         244,991       1.11        1.12            1.27          1.55          84
      2006                30.44         192,674       1.11        1.12            1.27          1.39          65
      2005                29.97          96,405       1.11        1.11            1.27          1.95          58
      2004(9)             20.82          35,008       1.10        1.10            1.30          2.20          98
   Class I
      2009*              (59.46)%    $       54       1.36%       1.36%           1.55%         6.28%         43%
      2008(15)           (18.89)             25       1.36        1.36            1.52          0.86          52
ENHANCED INCOME FUND
   Class A
      2009*              (20.56)%    $  211,643       0.60%       0.60%           1.07%         5.03%         55%
      2008               (12.42)        314,795       0.60        0.60            1.04          5.40          42
      2007                 2.96         620,931       0.60        0.60            1.03          5.67          43
      2006(8)              1.10         235,981       0.60        0.60            1.10          5.54          70
   Class I
      2009*              (20.62)%    $       19       0.85%       0.85%           1.32%         3.53%         55%
      2008               (12.61)             16       0.85        0.85            1.29          4.82          42
      2007(13)            (2.01)             11       1.09        1.09            1.56          5.78          43
CORE FIXED INCOME FUND
   Class A
      2009*               (1.84)%    $2,644,550       0.67%       0.67%           0.86%         5.41%         192%
      2008                (3.25)      3,686,633       0.66        0.66            0.84          5.12          335
      2007                 4.00       4,600,629       0.64        0.64            0.84          4.89          413
      2006                 3.60       4,293,309       0.63        0.63            0.84          4.62          478
      2005                 2.83       4,094,011       0.61        0.61            0.84          3.83          557
      2004                 4.38       4,067,065       0.61***     0.61***         0.84          3.52          430
   Class I
      2009*               (1.85)%    $   11,462       0.89%       0.89%           1.11%         5.24%         192%
      2008                (3.58)          8,090       0.90        0.90            1.09          4.87          335
      2007                 3.74          12,890       0.89        0.89            1.09          3.96          413
      2006                 3.44          14,035       0.88        0.88            1.09          4.37          478
      2005                 2.48          12,979       0.86        0.86            1.09          3.60          557
      2004                 4.12          10,420       0.86***     0.86***         1.09          3.25          430
HIGH YIELD BOND FUND
   Class A
      2009*              (20.91)%    $  866,918       0.89%       0.89%           1.14%        12.59%         41%
      2008               (12.09)      1,076,379       0.88        0.88            1.13          8.73          69
      2007                 6.72       1,247,613       0.86        0.86            1.12          7.89          91
      2006                 6.51       1,068,711       0.86        0.86            1.12          7.69          126
      2005                 6.71       1,599,921       0.86        0.86            1.12          7.46          132
      2004                10.84       1,197,554       0.85        0.85            1.11          7.84          179
   Class I
      2009*              (20.95)%    $       71       1.11%       1.11%           1.40%        12.49%         41%
      2008(15)           (12.20)             47       1.11        1.11            1.38          8.96          69


   168 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

+ Returns and turnover rates are for the period indicated and have not been annualized.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

+++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

* For the six month period ended March 31, 2009. All ratios for the period have been annualized.

**   Amount represents less than $0.01.

*** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.60% and 0.85% for Class A and Class I, respectively.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(4) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(5)  For the year or period ended March 31.

(6) The expense ratios include dividend expense and interest expense on securities sold short and reverse repurchase agreements. Had these expenses been excluded the ratios would have been 1.20% and 1.45% for Class A and Class I, respectively.

(7) Commenced operations on October 28, 2004. All ratios for the period have been annualized.

(8) Commenced operations on July 27, 2006. All ratios for the period have been annualized.

(9) Commenced operations on November 13, 2003. All ratios for the period have been annualized.

(10) Commenced operations on December 20, 2006. All ratios for the period have been annualized.

(11) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.

(12) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.17%.

(13) Commenced operations on June 29, 2007. All ratios for the period have been annualized.

(14) Commenced operations on December 20, 2007. All ratios for the period have been annualized.

(15) Commenced operations on October 1, 2007. All ratios for the period have been annualized.

(16) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.15% and 1.40% for Class A and Class I, respectively.

(17) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 1.20% for Class A and Class I, respectively.

(18) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.20% and 1.45% for Class A and Class I, respectively.

(19) The expense ratio includes overdraft expense. Had this expense been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009  169

Notes to Financial Statements (Unaudited)

March 31, 2009

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 19 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Real Return Plus and Prime Obligation Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of March 31, 2009, the Real Return Plus and Prime Obligation Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Trust's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If


   170 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 15, 2007. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value in accordance with FAS 157 during the six months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities*        Level 1      Level 2    Level 3      Total
--------------------------      ----------   ----------   -------   ----------
Large Cap Value Fund            $1,372,677   $  262,911   $    --   $1,635,588
Large Cap Growth Fund            1,546,155      312,997        --    1,859,152
Tax-Managed
   Large Cap Fund                1,172,803      206,532        --    1,379,335
Large Cap Diversified
   Alpha Fund                      731,380       89,226     1,066      821,672
S&P 500 Index Fund                 939,870      209,367        --    1,149,237
Small Cap Value Fund               456,072      102,180       338      558,590
Small Cap Growth Fund              343,968       67,756       447      412,171
Tax-Managed Small
   Cap Fund                        175,457        3,668        --      179,125
Small/Mid Cap
   Diversified Alpha Fund           61,022        6,211        29       67,262
Mid-Cap Fund                        85,870       13,638        --       99,508
U.S. Managed
   Volatility Fund                 295,979        1,099        --      297,078
Global Managed
   Volatility Fund                 160,319          890        --      161,209
Tax-Managed Managed
   Volatility Fund                 135,801          759        --      136,560
Real Estate Fund                   128,884       57,362       343      186,589
Enhanced Income Fund                38,755      157,770    16,005      212,530
Core Fixed Income Fund             109,111    3,236,455     7,355    3,352,921
High Yield Bond Fund                74,538      901,586    38,927    1,015,051

Other Financial Instruments**    Level 1    Level 2   Level 3    Total
-----------------------------   --------   --------   -------   -------
Large Cap Value Fund             $   453   $  --        $--     $   453
Large Cap Growth Fund              1,441      --         --       1,441
Tax-Managed
   Large Cap Fund                  1,349      --         --       1,349
Large Cap Diversified
   Alpha Fund                      9,204     1,943       --      11,147
S&P 500 Index Fund                   905      --         --         905
Small Cap Value Fund               1,008      --         --       1,008
Small Cap Growth Fund                349      --         --         349
Tax-Managed
   Small Cap Fund                    186      --         --         186
Small/Mid Cap Diversified
   Alpha Fund                        630      --         --         630
Mid-Cap Fund                         122      --         --         122
U.S. Managed
   Volatility Fund                   351      --         --         351
Global Managed
   Volatility Fund                 1,238      --         --       1,238
Tax-Managed Managed
   Volatility Fund                   101      --         --         101
Enhanced Income Fund              (1,081)     --         --      (1,081)
Core Fixed Income Fund             2,255    (1,089)      --       1,166

Liabilities***                  Level 1    Level 2    Level 3    Total
--------------                  --------   --------   -------   -------
Core Fixed Income Fund           $(365)      $--       $--      $(365)

* Includes securities purchased with cash collateral held from securities on loan.

** Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

***  Includes liabilities for written option contracts.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 171

March 31, 2009

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                       Large Cap                           Small/Mid Cap   Real   Enhanced  Core Fixed
                                     Diversified  Small Cap    Small Cap    Diversified   Estate   Income     Income    High Yield
                                      Alpha Fund  Value Fund  Growth Fund   Alpha Fund     Fund     Fund       Fund      Bond Fund
                                     -----------  ----------  -----------  -------------  ------  --------  ----------  ----------
Beginning balance as of
   September 30, 2008                    $ 3,006       $ --       $ 959       $  (452)     $ --   $ 53,362     $28,493    $126,137
Unrealized market gain/(loss)                954         --        (445)        1,061        --     (4,651)     (9,809)    (39,802)
Unrealized FX gain/(loss)                     --         --         (67)           (8)       --         --          --          --
Realized market gain/(loss)               (8,835)        --          --        (5,252)       --    (15,306)     (1,128)     (2,201)
Change in accrued amortization                --         --          --             9        --       (296)         90          (4)
Proceeds from Sales                        5,941         --          --         4,682        --    (17,903)     (8,153)     (8,678)
Amortization Sold                             --         --          --           (11)       --        164           5          10
Purchases & Issuances & Settlements           --         --          --            --        --      3,294          --      11,665
Transfer into Level 3                         --        338          --            --       343         --       1,819      14,852
Transfer out of Level 3                       --         --          --            --        --     (2,659)     (3,962)    (63,052)
                                         -------       -----      -----       -------      ----   --------     -------    --------
Ending balance as of
   March 31, 2009                        $ 1,066       $338       $ 447       $    29      $343   $ 16,005     $ 7,355    $ 38,927
                                         =======       ====       =====       ========     ====   ========     =======    ========

CREDIT DEFAULT SWAPS -- On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) beginning after November 15, 2008.

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement ("ISDA"), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation. If a Fund is a buyer and no credit event occurs, a Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. If a Fund is a seller, the buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.


   172 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

As of March 31, 2009, the Core Fixed Income Fund is the buyer ("receiving protection") on a total notional amount of $47.5 million) and is the seller ("providing protection") on a total notional amount of $47.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

                                                      SINGLE NAME CDS        CREDIT DEFAULT SWAP INDEX
WRITTEN CREDIT DERIVATIVE CONTRACTS             --------------------------   -------------------------
REFERENCE ASSET                                  CORP US$    SOVEREIGN US$      ABS US$      CORP US$       TOTAL
-----------------------------------             ----------   -------------   ------------   ----------   ------------
Fair value written credit derivatives           $  (58,928)        --        $(34,363,326)      --       $(34,422,254)
Maximum potential amount of future payments     $4,280,000         --        $ 43,545,000       --       $ 47,825,000
Recourse provisions with third parties to
   recover any amounts paid under the credit
   derivative (including any purchased credit
   protection)(2)                                       --         --                  --       --                 --
Collateral held by the partnership can obtain
   upon occurrence of triggering event                  --         --                  --       --                 --

(1) FSP 133-1 does not require the quantification where the Fund is receiving protection, but such disclosure may be beneficial in quantifying off balance sheet risks as required by SoP 94-6.

(2) For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

Note: There are collateral arrangements in place that cover multiple derivate arrangements but those amounts have not been included, as potential recoveries are not specific to selling credit protection on certain derivatives.

          MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

                                     0-6 MONTHS   6-12 MONTHS   1-5 YEARS   5-10 YEARS    > 10 YEARS      TOTAL
                                     ----------   -----------   ---------   ----------   -----------   -----------
Current credit spread* on
   underlying (in basis points)(3)      --            --           --               --            --            --
0-100                                   --            --           --               --            --            --
101-250                                 --            --           --               --            --            --
251-500                                 --            --           --       $2,800,000            --   $ 2,800,000
501-1000--                              --            --           --       $1,480,000            --   $ 1,480,000
> than 1,000                            --            --           --       $4,280,000   $43,545,000   $47,825,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(3) If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Small/Mid Cap Diversified Alpha and Core Fixed Income Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Small/Mid Cap Diversified Alpha and Core Fixed Income Funds' use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of March 31, 2009.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 173

March 31, 2009

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap Growth, Global Managed Volatility, Enhanced Income and Core Fixed Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Core Fixed Income Fund may also engage in currency transactions to enhance that Fund's returns. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap Growth, Global Managed Volatility, Enhanced Income and Core Fixed Income Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. At the six month period ended March 31, 2009, the Small Cap Growth Fund did not have any forward foreign currency contracts outstanding.

FUTURES CONTRACTS -- All Funds, with the exception of the Real Estate and High Yield Bond Funds, utilized futures contracts during the six month period ended March 31, 2009. These Funds' investments in futures contracts are designed to enable these Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund may use futures contracts for tactical hedging purposes as well as to enhance the Core Fixed Income Fund's returns.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTIONS/SWAPTIONS WRITING/PURCHASING -- Each Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option/swaption contracts to enhance the Fund's returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. As of March 31, 2009, the Core Fixed Income Fund held option contracts as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.


   174 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

Written option transactions entered into during the six month period ended March 31, 2009 are summarized as follows:

                                       Core Fixed Income Fund
                                     -------------------------
                                     Number of      Premium
                                     Contracts   ($ Thousands)
                                     ---------   -------------
Balance at the beginning of period     3,071        $ 2,347
Written                                4,107          4,351
Expired                               (5,015)        (4,318)
Closing Buys                          (1,417)        (1,644)
                                      ------        -------
Balance at the end of period             746        $   736
                                      ======        =======

Written swaptions transactions entered into during the six month period ended March 31, 2009 are summarized as follows:

                                       Core Fixed Income Fund
                                     ---------------------------
                                       Notional
                                        Amount        Premium
                                     (Thousands)   ($ Thousands)
                                     -----------   -------------
Balance at the beginning of period      33,000        $ 719
Written                                     --           --
Expired                                     --           --
Closing buys                           (33,000)        (719)
                                       -------        -----
Balance at the end of period                --        $  --
                                       =======        =====

At March 31, 2009, the Core Fixed Income Fund had cash and/ or securities at least equal to the value of written options.

SECURITIES SOLD SHORT -- As consistent with the Funds' investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 175

March 31, 2009

there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- A Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranch-es from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At March 31, 2009, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2009, were as follows:

                                    NUMBER OF SHARES/                 RIGHT TO
                                       FACE AMOUNT      ACQUISITION    ACQUIRE       COST         MARKET VALUE   % OF NET
                                      ($ THOUSANDS)         DATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)    ASSETS
                                    -----------------   -----------   --------   -------------   -------------   --------
SMALL CAP VALUE FUND
   Verde Realty PIPE                       21,100         02/16/07    02/16/07      $  696           $  338        0.07%
                                                                                    ======           ======        ====
SMALL CAP GROWTH FUND
   Rentech Warrant                         19,400         04/20/07    04/20/07      $   --           $    3        0.00%
   Scorpio Mining PIPE                    461,700         05/05/08    05/05/08         453              254        0.07
   Thunderbird Resorts PIPE               142,900         11/15/07    11/15/07       1,286              229        0.07
   Thunderbird Resorts PIPE                 3,200         02/06/08    02/06/08          29                5        0.00
   Titanium Asset Management PIPE         140,900         06/14/07    06/14/07         845              705        0.20
   Titanium Asset Management
      Warrant                             147,800         06/14/07    06/14/07          --              170        0.05
   Value Creation                         145,600         08/10/06    08/10/06       1,491              467        0.14
                                                                                    ------           ------        ----
                                                                                    $4,104           $1,833        0.53%
                                                                                    ======           ======        ====


    176 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                    NUMBER OF SHARES/                 RIGHT TO
                                       FACE AMOUNT      ACQUISITION    ACQUIRE        COST        MARKET VALUE   % OF NET
                                      ($ THOUSANDS)         DATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)    ASSETS
                                    -----------------   -----------   --------   -------------   -------------   --------
SMALL/MID CAP DIVERSIFIED
ALPHA FUND
   Rentech Warrant                         1,000          05/30/07    05/30/07        $ --            $ --         0.00%
   Scorpio Mining PIPE                    52,300          05/08/08    05/08/08          51              29         0.04
   Thunderbird Resorts PIPE               15,300          11/15/07    11/15/07         138              24         0.04
   Thunderbird Resorts PIPE                1,700          02/07/08    02/07/08          15               3         0.00
   Titanium Asset Management PIPE         15,400          02/06/08    02/06/08          90              77         0.12
   Titanium Asset Management
      Warrant                              8,400          02/06/08    02/06/08          --              10         0.02
   Value Creation                          9,600          04/30/07    04/30/07          87              29         0.04
                                                                                      ----            ----         ----
                                                                                      $381            $172         0.26%
                                                                                      ====            ====         ====
REAL ESTATE FUND
   Verde Realty PIPE                      21,400          02/16/07    02/16/07        $706            $343         0.26%
                                                                                      ====            ====         ====
CORE FIXED INCOME FUND
   Allegheny Energy Supply               $   665          12/15/07    12/15/07        $698            $673         0.03%
                                                                                      ====            ====         ====

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Enhanced Income Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Value, Large Cap Diversified Alpha, Small Cap Value, Tax-Managed Small Cap, Mid-Cap and U.S. Managed Volatility Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

INVESTMENTS IN REITS -- With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and High Yield Bond Funds; 0.15% of the average daily net assets of the Tax-Managed Large Cap Class Y, 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 177

March 31, 2009

Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

                                                                      Voluntary
                                                          Advisory     Expense
                                                            Fees     Limitations
                                                          --------   -----------
Large Cap Value Fund, Class A                              0.3500%     0.8900%
Large Cap Value Fund, Class I                              0.3500      1.1100
Large Cap Growth Fund, Class A                             0.4000      0.8900
Large Cap Growth Fund, Class I                             0.4000      1.1100
Tax-Managed Large Cap Fund,
   Class A                                                 0.4000      0.8900
Tax-Managed Large Cap Fund,
   Class Y                                                 0.4000      0.5600
Large Cap Diversified Alpha Fund,
   Class A                                                 0.4000      0.9500
Large Cap Diversified Alpha Fund,
   Class I                                                 0.4000      1.2000
S&P 500 Index Fund, Class A                                0.0300      0.4300
S&P 500 Index Fund, Class E                                0.0300      0.2500
S&P 500 Index Fund, Class I                                0.0300      0.6500
Small Cap Value Fund, Class A                              0.6500      1.1400
Small Cap Value Fund, Class I                              0.6500      1.3600
Small Cap Growth Fund, Class A                             0.6500      1.1100
Small Cap Growth Fund, Class I                             0.6500      1.3600
Tax-Managed Small Cap Fund,
   Class A                                                 0.6500      1.1100
Small/Mid Cap Diversified Alpha
   Fund, Class A                                           0.7500      1.2000
Small/Mid Cap Diversified Alpha
   Fund, Class I                                           0.7500      1.4500
Mid-Cap Fund, Class A                                      0.4000      1.0200
Mid-Cap Fund, Class I                                      0.4000      1.2600
U.S. Managed Volatility Fund,
   Class A                                                 0.6500      1.0000
U.S. Managed Volatility Fund,
   Class I                                                 0.6500      1.2500
Global Managed Volatility Fund,
   Class A                                                 0.6500      1.1100
Global Managed Volatility Fund,
   Class I                                                 0.6500      1.3600
Tax-Managed Managed Volatility
   Fund, Class A                                           0.6500      1.0000
Real Estate Fund, Class A                                  0.6500      1.1400
Real Estate Fund, Class I                                  0.6500      1.3600
Enhanced Income Fund, Class A                              0.4000      0.6000
Enhanced Income Fund, Class I                              0.4000      0.8500
Core Fixed Income Fund, Class A                            0.2750      0.6700
Core Fixed Income Fund, Class I                            0.2750      0.8900
High Yield Bond Fund, Class A                              0.4875      0.8900
High Yield Bond Fund, Class I                              0.4875      1.1100

As of March 31, 2009, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser

LARGE CAP VALUE FUND
AllianceBernstein LP
Aronson + Johnson + Ortiz, LP
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
LSV Asset Management

LARGE CAP GROWTH FUND
Delaware Management Company
INTECH Investment Management, LLC
Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management Inc.
Montag & Caldwell, Inc.
Quantitative Management Associates LLC

TAX-MANAGED LARGE CAP FUND
AllianceBernstein LP
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management Inc.
LSV Asset Management
Montag & Caldwell, Inc.
Parametric Portfolio Associates
Quantitative Management Associates LLC

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Declaration Management and Research LLC
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Quantitative Management Associates LLC

S&P 500 INDEX FUND
SSgA Funds Management, Inc.

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership
BlackRock Capital Management, Inc.
Lee Munder Investments, Ltd.
LSV Asset Management
Martingale Asset Management, L.P.
Neuberger Berman Management LLC
PanAgora Asset Management, Inc.*
Robeco Investment Management, INC.
Wellington Management Company, LLP

SMALL CAP GROWTH FUND
Janus Capital Management, Inc.
Lee Munder Investments, Ltd.
Los Angeles Capital Management and Equity Research Inc.
Martingale Asset Management, L.P.
McKinley Capital Management Inc.


   178 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Investment Sub-Adviser

Oppenheimer Capital LLC
Wellington Management Company, LLP

TAX-MANAGED SMALL CAP FUND
BlackRock Capital Management, Inc.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
McKinley Capital Management Inc.
Neuberger Berman Management LLC
Parametric Portfolio Associates
Wells Capital Management, Inc.

SMALL/MID CAP DIVERSIFIED ALPHA FUND
Declaration Management and Research LLC
Integrity Asset Management LLC
Los Angeles Capital Management and Equity Research, Inc.
Martingale Asset Management, L.P.
PanAgora Asset Management, Inc.
Wellington Management Company, LLP

MID-CAP FUND
Martingale Asset Management, L.P.
Quantitative Management Associates LLC

U.S. MANAGED VOLATILITY FUND
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP

GLOBAL MANAGED VOLATILITY FUND
Acadian Asset Management, LLC
Analytic Investors, LLC

TAX-MANAGED MANAGED VOLATILITY FUND
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Parametric Portfolio Associates

REAL ESTATE FUND
Security Capital Research and Management, Inc.
Wellington Management Company, LLP

ENHANCED INCOME FUND
Highland Capital Management, L.P.
Record Currency Management Limited
UBS Global Asset Management (Americas) Inc.
Wellington Management Company, LLP

CORE FIXED INCOME FUND
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

HIGH YIELD BOND FUND
Ares Management LLC
Brigade Capital Management, LLC*
Delaware Management Company
Guggenheim Partners, LLC*
J.P. Morgan Investment Management, Inc.

*    Not funded

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as each Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class E, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income and High Yield Bond Funds, Class E and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class A shares of the S&P 500 Index Fund and Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2009 were as follows ($ Thousands):

Large Cap Value Fund                   $ 87
Large Cap Growth Fund                    98
Tax-Managed Large Cap Fund               75
Small Cap Value Fund                     64
Small Cap Growth Fund                    14
Tax-Managed Small Cap Fund               44
Small/Mid Cap Diversified Alpha Fund      1
Real Estate Fund                          1
                                       ----
                                       $384
                                       ====

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2009, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

PAYMENT TO AFFILIATES -- Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 179

March 31, 2009

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2009 were as follows

($ Thousands):

Large Cap Value Fund         $279
Tax-Managed Large Cap Fund    119
Small Cap Value Fund          162
Tax-Managed Small Cap Fund     61
                             ----
                             $621
                             ====

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended March 31, 2009, can be found on the Statement of Operations.

INVESTMENT IN AFFILIATED SECURITY -- The Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2009 (Unaudited) and the year or period ended September 30, 2008

                                                                                       TAX-MANAGED LARGE           LARGE CAP
                                     LARGE CAP VALUE FUND    LARGE CAP GROWTH FUND         CAP FUND         DIVERSIFIED ALPHA FUND
                                    ----------------------  ----------------------  ----------------------  ----------------------
                                      10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07
                                    to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08
                                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Class A:
      Shares Issued                   30,552      31,408      26,902      26,830       86,486     39,724      77,333      51,288
      Shares Issued in Lieu of
         Dividends & Distributions     3,075      17,150         658         491        2,093      2,117       1,830       7,606
      Shares Redeemed                (52,097)    (48,667)    (46,987)    (45,519)    (126,443)   (44,699)    (82,043)    (47,337)
                                     -------     -------     -------     -------     --------    -------     -------     -------
   Total Class A Transactions        (18,470)       (109)    (19,427)    (18,198)     (37,864)    (2,858)     (2,880)     11,557
                                     -------     -------     -------     -------     --------    -------     -------     -------
Class I:
      Shares Issued                      412         258         283         254           --         --          22           6
      Shares Issued in Lieu of
         Dividends & Distributions        15         116           1           1           --         --           1           2
      Shares Redeemed                   (269)       (900)       (165)       (905)          --         --          (2)         (3)
                                     -------     -------     -------     -------     --------    -------     -------     -------
   Total Class I Transactions            158        (526)        119        (650)          --         --          21           5
                                     -------     -------     -------     -------     --------    -------     -------     -------
Class Y:
      Shares Issued                       --          --          --          --           39         14          --          --
      Shares Issued in Lieu of
         Dividends & Distributions        --          --          --          --            4          3          --          --
      Shares Redeemed                     --          --          --          --          (24)       (48)         --          --
                                     -------     -------     -------     -------     --------    -------     -------     -------
   Total Class Y Transactions             --          --          --          --           19        (31)         --          --
                                     -------     -------     -------     -------     --------    -------     -------     -------
   Net Increase (Decrease) in
      Capital Share Transactions     (18,312)       (635)    (19,308)    (18,848)     (37,845)    (2,889)     (2,859)     11,562
                                     -------     -------     -------     -------     --------    -------     -------     -------

Amounts designated as "--" are $0 or have been rounded to $0.


   180 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2009 (Unaudited) and the year or period ended September 30, 2008

                                            S&P 500                SMALL CAP               SMALL CAP              TAX-MANAGED
                                          INDEX FUND              VALUE FUND              GROWTH FUND           SMALL CAP FUND
                                    ----------------------  ----------------------  ----------------------  ----------------------
                                      10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07
                                    to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08
                                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Class A:
   Shares Issued                      11,911       9,729      14,260      15,531      11,872      10,427      19,796       9,660
   Shares Issued in Lieu of
      Dividends & Distributions          422         984         982       7,807          10       4,398         181       1,848
   Shares Redeemed                   (12,360)    (10,992)    (21,053)    (21,084)    (19,235)    (21,820)    (24,451)     (9,652)
                                     -------     -------     -------     -------     -------     -------     -------      ------
Total Class A Transactions               (27)       (279)     (5,811)      2,254      (7,353)     (6,995)     (4,474)      1,856
                                     -------     -------     -------     -------     -------     -------     -------      ------
Class E:
   Shares Issued                       7,049       3,760          --          --          --          --          --          --
   Shares Issued in Lieu of
      Dividends & Distributions          712       1,550          --          --          --          --          --          --
   Shares Redeemed                    (4,129)     (4,458)         --          --          --          --          --          --
                                     -------     -------     -------     -------     -------     -------     -------      ------
Total Class E Transactions             3,632         852          --          --          --          --          --          --
                                     -------     -------     -------     -------     -------     -------     -------      ------
Class I:
   Shares Issued                         644          75         216         327         145         108          --          --
   Shares Issued in Lieu of
   Dividends & Distributions              10          18          11          97          --          31          --          --
   Shares Redeemed                      (538)       (220)       (170)       (541)        (96)       (325)         --          --
                                     -------     -------     -------     -------     -------     -------     -------      ------
Total Class I Transactions               116        (127)         57        (117)         49        (186)         --          --
                                     -------     -------     -------     -------     -------     -------     -------      ------
Net Increase (Decrease) in
   Capital Share Transactions          3,721         446      (5,754)      2,137      (7,304)     (7,181)     (4,474)      1,856
                                     -------     -------     -------     -------     -------     -------     -------      ------

                                           SMALL/MID
                                          DIVERSIFIED               MID-CAP              U.S. MANAGED
                                          ALPHA FUND                 FUND               VOLATILITY FUND
                                    ----------------------  ----------------------  ----------------------
                                      10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07
                                    to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08
                                    ----------  ----------  ----------  ----------  ----------  ----------
Class A:
      Shares Issued                   12,105       6,741       2,897       4,773      23,190      18,890
      Shares Issued in Lieu of
         Dividends & Distributions        85         155          78         851         416       2,023
      Shares Redeemed                (11,002)     (5,169)     (2,718)     (5,364)    (26,109)    (23,693)
                                     -------      ------      ------      ------     -------     -------
   Total Class A Transactions          1,188       1,727         257         260      (2,503)     (2,780)
                                     -------      ------      ------      ------     -------     -------
Class I:
      Shares Issued                       14           3          32          10           1           1
      Shares Issued in Lieu of
         Dividends & Distributions        --          --          --           1          --          --
      Shares Redeemed                     (7)         (1)        (14)         (8)         --          --
                                     -------      ------      ------      ------     -------     -------
   Total Class I Transactions              7           2          18           3           1           1
                                     -------      ------      ------      ------     -------     -------
   Net Increase (Decrease) in
      Capital Share Transactions       1,195       1,729         275         263      (2,502)     (2,779)
                                     -------      ------      ------      ------     -------     -------

                                                                  TAX-MANAGED
                                        GLOBAL MANAGED              MANAGED
                                        VOLATILITY FUND       VOLATILITY FUND (1)
                                    ----------------------  ----------------------
                                      10/1/08     10/1/07     10/1/08    12/20/07
                                    to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08
                                    ----------  ----------  ----------  ----------
Class A:
      Shares Issued                   22,373      11,668      20,084      12,750
      Shares Issued in Lieu of
         Dividends & Distributions        --         736         159          36
      Shares Redeemed                (20,715)    (14,456)    (10,358)     (2,080)
                                     -------     -------     -------      ------
   Total Class A Transactions          1,658      (2,052)      9,885      10,706
                                     -------     -------     -------      ------
Class I:
      Shares Issued                        3           2          --          --
      Shares Issued in Lieu of
         Dividends & Distributions        --          --          --          --
      Shares Redeemed                     (2)         (1)         --          --
                                     -------     -------     -------      ------
   Total Class I Transactions              1           1          --          --
                                     -------     -------     -------      ------
   Net Increase (Decrease) in
      Capital Share Transactions       1,659      (2,051)      9,885      10,706
                                     -------     -------     -------      ------

(1) The Tax-Managed Managed Volatility Fund commenced operations on December 20, 2007.

Amounts designated as "--" are $0 or have been rounded to $0.


    SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 181

March 31, 2009

4. CAPITAL SHARE TRANSACTIONS (Continued)

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2009 (Unaudited) and the year or period ended September 30, 2008

                                          REAL ESTATE              ENHANCED               CORE FIXED              HIGH YIELD
                                             FUND                 INCOME FUND             INCOME FUND              BOND FUND
                                    ----------------------  ----------------------  ----------------------  ----------------------
                                      10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07     10/1/08     10/1/07
                                    to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08  to 3/31/09  to 9/30/08
                                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Class A:
      Shares Issued                   24,019      13,153      15,454      22,832       84,045      96,550     118,909     72,483
      Shares Issued in Lieu of
         Dividends & Distributions       809       1,356         864       2,805        9,113      20,633      12,179     15,447
      Shares Redeemed                (18,377)     (9,661)    (21,317)    (49,890)    (190,691)   (174,884)   (114,416)   (75,185)
                                     -------      ------     -------     -------     --------    --------    --------    -------
   Total Class A Transactions          6,451       4,848      (4,999)    (24,253)     (97,533)    (57,701)     16,672     12,745
                                     -------      ------     -------     -------     --------    --------    --------    -------
   Class I:
      Shares Issued                        8           2           1           1          680         662          12         10
      Shares Issued in Lieu of
         Dividends & Distributions        --          --          --          --           24          42           1         --
      Shares Redeemed                     --          --          --          --         (284)     (1,105)         (5)        (3)
                                     -------      ------     -------     -------     --------    --------    --------    -------
   Total Class I Transactions              8           2           1           1          420        (401)          8          7
                                     -------      ------     -------     -------     --------    --------    --------    -------
   Net Increase (Decrease) in
      Capital Share Transactions       6,459       4,850      (4,998)    (24,252)     (97,113)    (58,102)     16,680     12,752
                                     -------      ------     -------     -------     --------    --------    --------    -------

Amounts designated as "--" are $0 or have been rounded to $0.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2009, were as follows:

                                         U.S. Gov't        Other           Total
                                       ($ Thousands)   ($ Thousands)   ($ Thousands)
                                       -------------   -------------   -------------
LARGE CAP VALUE FUND
Purchases ..........................     $       --       $504,570       $  504,570
Sales ..............................             --        685,885          685,885
LARGE CAP GROWTH FUND
Purchases ..........................             --        668,055          668,055
Sales ..............................             --        979,921          979,921
TAX-MANAGED LARGE CAP FUND
Purchases ..........................             --        507,888          507,888
Sales ..............................             --        826,623          826,623
LARGE CAP DIVERSIFIED ALPHA FUND
Purchases ..........................        278,368        629,448          907,816
Sales ..............................        369,954        806,910        1,176,864
S&P 500 INDEX FUND
Purchases ..........................             --        251,546          251,546
Sales ..............................             --        177,885          177,885
SMALL CAP VALUE FUND
Purchases ..........................             --        276,884          276,884
Sales ..............................             --        343,525          343,525
SMALL CAP GROWTH FUND
Purchases ..........................             --        321,456          321,456
Sales ..............................             --        385,118          385,118
TAX-MANAGED SMALL CAP FUND
Purchases ..........................             --        137,620          137,620
Sales ..............................             --        169,566          169,566

                                         U.S. Gov't        Other           Total
                                       ($ Thousands)   ($ Thousands)   ($ Thousands)
                                       -------------   -------------   -------------
SMALL/MID CAP DIVERSIFIED ALPHA FUND
Purchases ..........................     $   18,890       $ 55,330       $   74,220
Sales ..............................         34,448         57,283           91,731
MID-CAP FUND
Purchases ..........................             --         58,366           58,366
Sales ..............................             --         54,476           54,476
U.S. MANAGED VOLATILITY FUND
Purchases ..........................             --        229,678          229,678
Sales ..............................             --        259,885          259,885
GLOBAL MANAGED VOLATILITY FUND
Purchases ..........................             --        174,107          174,107
Sales ..............................             --        159,739          159,739
TAX-MANAGED MANAGED VOLATILITY FUND
Purchases ..........................             --        123,144          123,144
Sales ..............................             --         53,119           53,119
REAL ESTATE FUND
Purchases ..........................             --        116,137          116,137
Sales ..............................             --         65,413           65,413
ENHANCED INCOME FUND
Purchases ..........................         48,545          1,067           49,612
Sales ..............................         57,452         12,897           70,349
CORE FIXED INCOME FUND
Purchases ..........................      5,825,632        245,656        6,071,288
Sales ..............................      6,625,754        550,248        7,176,002
HIGH YIELD BOND FUND
Purchases ..........................             --        297,902          297,902
Sales ..............................             --        283,370          283,370


    182 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or period ended September 30, 2008 and September 30, 2007 (unless otherwise indicated) was as follows:

                                                                     Long-term
                                                 Ordinary Income    Capital Gain   Return of Capital       Total
                                                  ($ Thousands)    ($ Thousands)     ($ Thousands)     ($ Thousands)
                                                 ---------------   -------------   -----------------   -------------
Large Cap Value Fund                   2008          $ 93,371         $282,073           $   --           $375,444
                                       2007            89,084          321,001               --            410,085
Large Cap Growth Fund                  2008            11,663               --               --             11,663
                                       2007             7,665               --               --              7,665
Tax-Managed Large Cap Fund             2008            30,277               --               --             30,277
                                       2007            25,221               --               --             25,221
Large Cap Diversified Alpha Fund       2008            51,516           30,983               --             82,499
                                       2007            15,521            7,983               --             23,504
S&P 500 Index Fund                     2008            30,514           81,651               --            112,165
                                       2007(1)          6,937               --               --              6,937
                                       2007(2)         33,765           26,542               --             60,307
Small Cap Value Fund                   2008            35,546          106,276               --            141,822
                                       2007            28,891           92,533               --            121,424
Small Cap Growth Fund                  2008               728           86,250               --             86,978
Tax-Managed Small Cap Fund             2008             4,502           20,515               --             25,017
                                       2007             4,745           19,830               --             24,575
Small/Mid Cap Diversified Alpha Fund   2008               110               --            1,245              1,355
                                       2007               699               --               --                699
Mid-Cap Fund                           2008             7,244           10,547               --             17,791
                                       2007             1,396            6,038               --              7,434
U.S. Managed Volatility Fund           2008            15,544           11,019               --             26,563
                                       2007             9,194            4,209               --             13,403
Global Managed Volatility Fund         2008             7,306              774               --              8,080
                                       2007             2,197               45               --              2,242
Tax Managed Volatility Fund            2008               375               --               --                375
Real Estate Fund                       2008             8,331           11,379            1,951             21,661
                                       2007             6,013            8,207              159             14,379
Enhanced Income Fund                   2008            27,075               --               --             27,075
                                       2007            21,572               --               --             21,572
Core Fixed Income Fund                 2008           217,874               --               --            217,874
                                       2007           215,422               --               --            215,422
High Yield Bond Fund                   2008           123,943               --               --            123,943
                                       2007            93,629               --               --             93,629

(1) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30.

(2)  For the year ended March 31.


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 183

March 31, 2009

As of September 30, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                                                                                          Total
                                                                                                                       Distributable
                                                                         Post       Post        October       Other      Earnings
                            Undistributed Undistributed    Capital     October    Currency    Unrealized    Temporary  (Accumulated
                              Ordinary      Long-Term        Loss       Losses     Losses    Appreciation  Differences     Losses)
                               Income      Capital Gain Carryforwards     ($         ($     (Depreciation)     ($            ($
                            ($ Thousands) ($ Thousands) ($ Thousands) Thousands) Thousands)  ($ Thousands)  Thousands)   Thousands)
                            ------------- ------------- ------------- ---------- ---------- -------------- ----------- -------------
Large Cap Value Fund           $13,491       $     --    $        --  $ (30,481)  $    --     $(170,826)    $     --    $  (187,816)
Large Cap Growth Fund            2,429             --     (1,025,029)        --        --       (68,175)          --     (1,090,775)
Tax-Managed Large Cap Fund       6,490             --       (271,803)    (9,561)       --        (7,810)           1       (282,683)
Large Cap Diversified Alpha
   Fund                          2,506             --         (3,489)  (153,227)       --      (183,163)          50       (337,323)
S&P 500 Index Fund               6,652         10,295             --         --        --       517,592           --        534,539
Small Cap Value Fund             2,675          3,167             --    (26,795)      (15)      (53,268)          --        (74,236)
Small Cap Growth Fund               79             --             --    (82,461)      (63)     (137,565)      (1,007)      (221,017)
Tax-Managed Small Cap Fund         379             --             --    (11,615)       --       (23,994)          --        (35,230)
Small/Mid Cap Diversified
   Alpha Fund                       --             --         (1,577)   (18,479)       (3)      (18,090)          19        (38,130)
Mid-Cap Fund                       236             --           (303)   (16,941)       --       (22,274)          --        (39,282)
U.S. Managed Volatility
   Fund                          1,257             --             --     (9,680)       --       (20,836)          --        (29,259)
Global Managed Volatility
   Fund                             --             --             --    (17,684)   (2,362)      (10,989)      (1,734)       (32,769)
Tax Managed Managed
   Volatility Fund                 369             --             --     (3,423)       --        (3,589)          --         (6,643)
Real Estate Fund*                3,234        (10,928)            --         --        (5)      (15,021)        (254)       (22,974)
Enhanced Income Fund             5,056             --         (3,953)   (27,938)   (4,237)      (67,321)         869        (97,524)
Core Fixed Income Fund          13,237             --        (50,341)        --        --      (370,135)     (21,754)      (428,993)
High Yield Bond Fund            18,715             --       (158,425)   (48,103)       --      (248,318)     (33,925)      (470,056)

* Information reflects Fund activity based on Fund's December 31, 2007 tax reporting year.

Post October losses represent losses realized on investment transactions from November 1, 2007 through September 30, 2008 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                                                                                                 Total Capital
                               Expires     Expires     Expires     Expires    Expires      Expires     Expires        Loss
                               2016 ($     2015 ($     2014 ($     2013 ($    2012 ($      2011 ($     2010 ($   Carryforwards
                             Thousands)  Thousands)  Thousands)  Thousands)  Thousands)  Thousands)  Thousands)  ($ Thousands)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
Large Cap Growth Fund          $   --      $    --     $   --        $--       $ 7,113    $625,971    $391,945     $1,025,029
Tax-Managed Large Cap Fund         --           --         --         --        16,066     203,461      52,276        271,803
Large Cap Diversified Alpha
   Fund                         3,489           --         --         --            --          --          --          3,489
Small/Mid Cap Diversified
   Alpha Fund                   1,577           --         --         --            --          --          --          1,577
Mid-Cap Fund                      303           --         --         --            --          --          --            303
Enhanced Income Fund            3,427          526         --         --            --          --          --          3,953
Core Fixed Income Fund          1,574       40,684      8,083         --            --          --          --         50,341
High Yield Bond Fund            3,037       21,474      8,149         --            --      57,113      68,652        158,425

During the year ended September 30, 2008, the Large Cap Growth, Tax-Managed Large Cap and Core Fixed Income Fund utilized $56,336,044, $18,155,675 and $8,777,535, respectively, of capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at March 31, 2009, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2009, were as follows:

                                                                  Net Unrealized
                      Federal      Appreciated     Depreciated     Appreciation/
                     Tax Cost       Securities      Securities    (Depreciation)
                  ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
                  -------------   -------------   -------------   --------------
Large Cap Value
   Fund             $2,068,344       $127,887       $(560,643)      $(432,756)

                                                                  Net Unrealized
                      Federal      Appreciated     Depreciated     Appreciation/
                     Tax Cost       Securities      Securities    (Depreciation)
                  ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
                  -------------   -------------   -------------   --------------
Large Cap
   Growth Fund      $2,072,112       $122,230       $(335,190)      $(212,960)
Tax-Managed
   Large Cap
   Fund              1,624,889        115,003        (360,557)       (245,554)
Large Cap
   Diversified
   Alpha Fund          996,585         42,728        (217,641)       (174,913)
S&P 500 Index
   Fund                995,543        332,690        (178,996)        153,694
Small Cap Value
   Fund                741,398         35,392        (218,200)       (182,808)


   184 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

                                                                        Net Unrealized
                           Federal       Appreciated     Depreciated     Appreciation/
                           Tax Cost       Securities      Securities    (Depreciation)
                        ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
                        -------------   -------------   -------------   --------------
Small Cap Growth
   Fund                   $  517,389       $23,105        $(128,323)      $(105,218)
Tax-Managed
   Small Cap Fund            225,478        13,912          (60,265)        (46,353)
Small/Mid Cap
   Diversified Alpha
   Fund                       85,757         6,186          (24,681)        (18,495)
Mid-Cap Fund                 127,562         4,355          (32,409)        (28,054)
U.S. Managed
   Volatility Fund           355,176         8,040          (66,138)        (58,098)
Global Managed
   Volatility Fund           179,977         3,870          (22,638)        (18,768)
Tax-Managed
   Managed Volatility
   Fund                      153,622         3,913          (20,975)        (17,062)
Real Estate                  278,291           247          (91,949)        (91,702)
Enhanced Income Fund         305,088         2,083          (94,641)        (92,558)
Core Fixed Income
   Fund                    3,844,139        88,216         (579,434)       (491,218)
High Yield Bond Fund       1,436,572        11,688         (433,209)       (421,521)

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed
33 1/3% of the total asset value of the Fund (including the loan collateral).
No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days. There is no guarantee that these investments will not lose value.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust's and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income and High Yield Bond Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 185

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2009

FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

10. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of March 31, 2009 and do not reflect any market events after March 31, 2009.


   186 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

     NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 187

Disclosure of Fund Expenses (Unaudited)

                                       BEGINNING     ENDING                 EXPENSE
                                        ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE       VALUE       EXPENSE     DURING
                                        10/1/08     3/31/09      RATIOS     PERIOD*
                                       ---------   ---------   ----------   -------
LARGE CAP VALUE FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  666.40      0.89%      $3.70
Class I Shares                          1,000.00      665.60      1.11        4.61
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,020.49      0.89%      $4.48
Class I Shares                          1,000.00    1,019.40      1.11        5.59
LARGE CAP GROWTH FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  732.80      0.89%      $3.84
Class I Shares                          1,000.00      731.90      1.11        4.79
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,020.49      0.89%      $4.48
Class I Shares                          1,000.00    1,019.40      1.11        5.59
TAX-MANAGED LARGE CAP FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  690.90      0.89%      $3.75
Class Y Shares                          1,000.00      692.00      0.56        2.36
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,020.49      0.89%      $4.48
Class Y Shares                          1,000.00    1,022.14      0.56        2.82
LARGE CAP DIVERSIFIED ALPHA FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  657.10      1.09%      $4.50
Class I Shares                          1,000.00      657.00      1.33        5.49
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.50      1.09%      $5.49
Class I Shares                          1,000.00    1,018.30      1.33        6.69
S&P 500 FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  691.60      0.43%      $1.81
Class E Shares                          1,000.00      692.20      0.25        1.05
Class I Shares                          1,000.00      691.00      0.65        2.74
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,022.79      0.43%      $2.17
Class E Shares                          1,000.00    1,023.68      0.25        1.26
Class I Shares                          1,000.00    1,021.69      0.65        3.28
SMALL CAP VALUE FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  607.90      1.14%      $4.57
Class I Shares                          1,000.00      606.70      1.36        5.45
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.25      1.14%      $5.74
Class I Shares                          1,000.00    1,018.15      1.36        6.84
SMALL CAP GROWTH FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  642.50      1.11%      $4.55
Class I Shares                          1,000.00      641.90      1.36        5.57
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.40      1.11%      $5.59
Class I Shares                          1,000.00    1,018.15      1.36        6.84
TAX-MANAGED SMALL CAP FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  655.20      1.11%      $4.58
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.40      1.11%      $5.59
SMALL/MID CAP DIVERSIFIED ALPHA FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  585.60      1.32%      $5.22
Class I Shares                          1,000.00      584.00      1.58        6.24
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,018.35      1.32%      $6.64
Class I Shares                          1,000.00    1,017.05      1.58        7.95

                                       BEGINNING     ENDING                 EXPENSE
                                        ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE       VALUE       EXPENSE     DURING
                                        10/1/08     3/31/09      RATIOS     PERIOD*
                                       ---------   ---------   ----------   -------
MID-CAP FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  666.20      1.02%      $4.24
Class I Shares                          1,000.00      666.20      1.26        5.23
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.85      1.02%      $5.14
Class I Shares                          1,000.00    1,018.65      1.26        6.34
U.S. MANAGED VOLATILITY FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  707.40      1.00%      $4.26
Class I Shares                          1,000.00      707.00      1.25        5.32
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.95      1.00%      $5.04
Class I Shares                          1,000.00    1,018.70      1.25        6.29
GLOBAL MANAGED VOLATILITY FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  751.70      1.14%      $4.98
Class I Shares                          1,000.00      750.60      1.42        6.20
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.25      1.14%      $5.74
Class I Shares                          1,000.00    1,017.85      1.42        7.14
TAX-MANAGED MANAGED VOLATILITY FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  744.80      1.00%      $4.35
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.95      1.00%      $5.04
REAL ESTATE FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  405.80      1.14%      $4.00
Class I Shares                          1,000.00      405.40      1.36        4.77
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,019.25      1.14%      $5.74
Class I Shares                          1,000.00    1,018.15      1.36        6.84
ENHANCED INCOME FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  794.40      0.60%      $2.68
Class I Shares                          1,000.00      793.80      0.85        3.80
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,021.94      0.60%      $3.02
Class I Shares                          1,000.00    1,020.69      0.85        4.28
CORE FIXED INCOME FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  981.60      0.67%      $3.31
Class I Shares                          1,000.00      981.50      0.89        4.40
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,021.59      0.67%      $3.38
Class I Shares                          1,000.00    1,020.49      0.89        4.48
HIGH YIELD BOND FUND
ACTUAL FUND RETURN
Class A Shares                         $1,000.00   $  790.90      0.89%      $3.97
Class I Shares                          1,000.00      790.50      1.11        4.96
HYPOTHETICAL 5% RETURN
Class A Shares                         $1,000.00   $1,020.49      0.89%      $4.48
Class I Shares                          1,000.00    1,019.40      1.11        5.59

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).


   188 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 189

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

At the December 2-3, 2008 and March 25-26, 2009 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

- the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

- the Funds' investment performance and how it compared to that of other comparable mutual funds;

- the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


   190 SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


   SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2009 191

Notes

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2009

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson
Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

David F McCann
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

(SEI LOGO)   New ways.
             New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-092 (3/09)

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Institutional Managed Trust


By (Signature and Title)                 /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President & CEO

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                 /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President & CEO

Date: May 29, 2009


By (Signature and Title)                 /s/ Stephen F. Panner
                                        ----------------------------------------
                                        Stephen F. Panner, Controller & CFO

Date: May 29, 2009